UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd.

Charlotte, N.C. 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

Item 1. Schedule of Investments.

TIAA-CREF FUNDS - Real Estate Securities Fund

TIAA-CREF FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2017

SHARES		COMPANY	VALUE
COMMON STOCKS - 97.6%

DIVERSIFIED REITS - 1.6%
150,000		iShares Dow Jones US Real Estate Index Fund	$11,965,500
3,000,000		Spirit Realty Capital, Inc	22,230,000
		TOTAL DIVERSIFIED REITS	34,195,500

HEALTH CARE REITS - 5.8%
1,100,000		HCP, Inc	35,156,000
1,100,000		Healthcare Trust of America, Inc	34,221,000
360,000		Ventas, Inc	25,012,800
375,000		Welltower, Inc	28,068,750
		TOTAL HEALTH CARE REITS	122,458,550

HOMEBUILDING - 0.4%
700,000	*	TRI Pointe Homes, Inc	9,233,000
		TOTAL HOMEBUILDING	9,233,000

HOTEL & RESORT REITS - 4.2%
1,250,000		DiamondRock Hospitality Co	13,687,500
1,000,000		Host Marriott Corp	18,270,000
400,000		MGM Growth Properties LLC	11,676,000
625,000		Park Hotels & Resorts, Inc	16,850,000
1,800,000		Sunstone Hotel Investors, Inc	29,016,000
		TOTAL HOTEL & RESORT REITS	89,499,500

INDUSTRIAL REITS - 11.2%
700,000		Duke Realty Corp	19,565,000
1,350,000		Prologis, Inc	79,164,000
4,000,000	a	Rexford Industrial Realty, Inc	109,760,000
900,000		Terreno Realty Corp	30,294,000
		TOTAL INDUSTRIAL REITS	238,783,000

IT CONSULTING & OTHER SERVICES - 1.0%
475,000	*	InterXion Holding NV	21,745,500
		TOTAL IT CONSULTING & OTHER SERVICES	21,745,500

MORTGAGE REITS - 0.7%
700,000		Starwood Property Trust, Inc	15,673,000
		TOTAL MORTGAGE REITS	15,673,000

OFFICE REITS - 13.1%
210,000		Alexandria Real Estate Equities, Inc	25,298,700
675,000		Boston Properties, Inc	83,038,500
975,000		Hudson Pacific Properties	33,335,250
675,000		Kilroy Realty Corp	50,726,250
625,000		SL Green Realty Corp	66,125,000
1

TIAA-CREF FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE
200,000		Vornado Realty Trust	$18,780,000
		TOTAL OFFICE REITS	277,303,700

REAL ESTATE DEVELOPMENT - 0.2%
247,331	*	Forestar Group, Inc	4,241,727
		TOTAL REAL ESTATE DEVELOPMENT	4,241,727

REAL ESTATE SERVICES - 0.7%
800,000		Kennedy-Wilson Holdings, Inc	15,240,000
		TOTAL REAL ESTATE SERVICES	15,240,000

RESIDENTIAL REITS - 18.8%
825,000		American Homes 4 Rent	18,620,250
775,000		Apartment Investment & Management Co (Class A)	33,301,750
140,000		AvalonBay Communities, Inc	26,903,800
912,850		Colony Starwood Homes	31,319,884
625,000		Equity Lifestyle Properties, Inc	53,962,500
1,100,000		Equity Residential	72,413,000
200,000		Essex Property Trust, Inc	51,454,000
550,000		Invitation Homes, Inc	11,896,500
275,000		Mid-America Apartment Communities, Inc	28,979,500
2,500,000		Monogram Residential Trust, Inc	24,275,000
525,000		Sun Communities, Inc	46,037,250
		TOTAL RESIDENTIAL REITS	399,163,434

RETAIL REITS - 13.5%
407,927		Agree Realty Corp	18,711,611
415,000		Federal Realty Investment Trust	52,451,850
2,100,000		GGP, Inc	49,476,000
200,000		Realty Income Corp	11,036,000
635,000		Regency Centers Corp	39,776,400
1,400,000		Retail Opportunities Investment Corp	26,866,000
550,000		Simon Property Group, Inc	88,968,000
		TOTAL RETAIL REITS	287,285,861

SPECIALIZED REITS - 26.4%
780,000		American Tower Corp	103,209,600
950,000		Crown Castle International Corp	95,171,000
975,000		CyrusOne, Inc	54,356,250
190,000		Digital Realty Trust, Inc	21,460,500
220,000		Equinix, Inc	94,415,200
360,000		Extra Space Storage, Inc	28,080,000
1,075,000		Four Corners Property Trust, Inc	26,993,250
225,000		Gaming and Leisure Properties, Inc	8,475,750
225,000		Iron Mountain, Inc	7,731,000
950,000		National Storage Affiliates Trust	21,954,500
150,000		Public Storage, Inc	31,279,500
700,000		QTS Realty Trust, Inc	36,631,000
900,000		Weyerhaeuser Co	30,150,000
		TOTAL SPECIALIZED REITS	559,907,550

		TOTAL COMMON STOCKS	2,074,730,322
		(Cost $1,587,025,791)
2

TIAA-CREF FUNDS - Real Estate Securities Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 2.0%
GOVERNMENT AGENCY DEBT - 0.2%
$4,400,000	Federal Home Loan Bank (FHLB)	0.400%	07/03/17	$4,400,000
				4,400,000

TREASURY DEBT - 1.8%
14,850,000	United States Treasury Bill	0.765	07/06/17	14,849,094
21,535,000	United States Treasury Bill	0.836	07/13/17	21,530,413
				36,379,507

	TOTAL SHORT-TERM INVESTMENTS			40,779,507
	(Cost $40,777,330)

	TOTAL INVESTMENTS - 99.6%			2,115,509,829
	(Cost $1,627,803,121)
	OTHER ASSETS & LIABILITIES, NET - 0.4%			9,338,194
	NET ASSETS - 100.0%			$2,124,848,023

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing
a	Affiliated holding
3

TIAA-CREF FUNDS - Bond Fund

TIAA-CREF FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2017

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 1.9%

AUTOMOBILES & COMPONENTS - 0.0%
$181,365	i	CH Hold Corp	4.230%	02/01/24	$181,894
438,809	i	Dealer Tire LLC	5.060	12/22/21	444,294
		TOTAL AUTOMOBILES & COMPONENTS			626,188

CAPITAL GOODS - 0.1%
673,317	i	Avolon TLB Borrower Luxembourg Sarl	3.960	03/21/22	677,256
1,492,500	i	Leidos Holdings, Inc	3.500	08/16/23	1,499,589
696,500	i	Milacron LLC	4.230	09/28/23	697,371
987,987	i	TransDigm, Inc	4.300	05/14/22	986,011
496,241	i	TransDigm, Inc	4.230	06/09/23	495,223
308,291	i	Zebra Technologies Corp	3.723	10/27/21	309,139
		TOTAL CAPITAL GOODS			4,664,589

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
1,983,108	i	Advanced Disposal Services, Inc	3.940	11/10/23	1,989,137
989,899	i	American Airlines, Inc	2.000	10/10/21	988,523
1,500,000	i	American Airlines, Inc	3.660	12/15/23	1,500,240
746,255	i	Creative Artists Agency LLC	4.660	02/15/24	750,605
3,606,921	i	TransUnion LLC	3.726	04/09/23	3,627,517
426,340	i	XPO Logistics, Inc	3.410	11/01/21	427,133
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			9,283,155

CONSUMER DURABLES & APPAREL - 0.0%
492,026	i	Academy Ltd	5.170	07/01/22	380,336
		TOTAL CONSUMER DURABLES & APPAREL			380,336

CONSUMER SERVICES - 0.2%
1,133,105	i	Allied Universal Holdco LLC	5.046	07/28/22	1,135,462
99,105	i	Boyd Gaming Corp	3.690	09/15/23	99,292
1,492,500	i	Hilton Worldwide Finance LLC	3.216	10/25/23	1,496,395
864,000	i	Jackson Hewitt Tax Service, Inc	8.172	07/30/20	820,800
1,267,933	i	KFC Holding Co	3.210	06/16/23	1,271,420
884,825	i	KinderCare Education LLC	5.046	08/12/22	888,701
102,740	i	Pinnacle Entertainment, Inc	4.230	04/28/23	103,157
658,039	i	ProQuest LLC	5.476	10/24/21	660,098
1,050,051	i	Spin Holdco, Inc	4.966	11/14/22	1,043,225
640,146	i	Sterling Midco Holdings, Inc	5.480	06/20/22	638,546
299,250	i	Travel Leaders Group LLC	6.480	01/25/24	300,372
		TOTAL CONSUMER SERVICES			8,457,468

ENERGY - 0.0%
235,000	i	California Resources Corp	11.534	12/31/21	247,925
4

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$822,938	i	Dynegy, Inc	4.480%	02/07/24	$820,839
		TOTAL ENERGY			1,068,764

FOOD & STAPLES RETAILING - 0.0%
938,764	i	Albertsons LLC	3.976	08/25/21	926,090
76,000	i	Albertsons LLC	4.251	06/22/23	75,082
		TOTAL FOOD & STAPLES RETAILING			1,001,172

FOOD, BEVERAGE & TOBACCO - 0.1%
997,506	i	B&G Foods, Inc	3.480	11/02/22	1,001,407
251,819	i	Hostess Brands LLC	3.730	08/03/22	252,511
545,455	i	Post Holdings, Inc	3.470	05/24/24	545,842
654,545	i	Post Holdings, Inc	3.470	05/24/24	655,010
		TOTAL FOOD, BEVERAGE & TOBACCO			2,454,770

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
997,506	i	Change Healthcare Holdings LLC	3.980	03/01/24	997,087
1,190,499	i	DaVita HealthCare Partners, Inc	3.980	06/24/21	1,191,987
1,990,000	i	Envision Healthcare Corp	4.300	12/01/23	1,997,960
386,555	i	Greatbatch Ltd	4.710	10/27/22	387,715
1,013,997	i	HCA, Inc	3.480	02/10/24	1,018,590
497,503	i	inVentiv Group Holdings, Inc	4.950	11/09/23	498,125
742,519	i	Nature’s Bounty Co	4.796	05/05/23	742,920
3,990,000	i	Tennessee Merger Sub, Inc	3.980	02/06/24	3,953,851
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			10,788,235

INSURANCE - 0.0%
1,480,868	i	HUB International Ltd	4.420	10/02/20	1,483,800
		TOTAL INSURANCE			1,483,800

MATERIALS - 0.2%
2,892,750	i	American Builders & Contractors Supply Co, Inc	3.730	10/31/23	2,898,535
1,012,730	i	Berry Plastics Corp	3.620	10/01/22	1,013,297
1,246,875	i	Berry Plastics Corp	3.520	01/19/24	1,246,351
222,188	i	GCP Applied Technologies, Inc	4.480	02/03/22	223,021
295,249	i	Plaze, Inc	4.550	07/29/22	296,111
248,750	i	Quikrete Holdings, Inc	3.980	11/15/23	248,024
360,000	i	Solenis International LP	7.952	07/29/22	359,820
1,947,066	i	Tronox Pigments BV	4.800	03/19/20	1,956,801
		TOTAL MATERIALS			8,241,960

MEDIA - 0.3%
248,752	i	AMC Entertainment Holdings, Inc	3.466	12/15/23	249,125
135,116	i	CBS Radio, Inc	4.720	10/17/23	135,285
884,250	i	CDS US Intermediate Holdings, Inc	5.300	07/08/22	887,566
992,462	i	Charter Communications Operating LLC	3.480	01/15/24	995,628
1,443,750	i	CSC Holdings LLC	3.460	07/17/25	1,432,561
1,725,000	i	Lions Gate Entertainment Corp	4.230	12/08/23	1,734,160
1,403,120	i	MTL Publishing LLC	3.580	08/21/23	1,402,867
213,455	i	Nexstar Broadcasting, Inc	3.943	01/17/24	213,798
21,038	i	Nexstar Broadcasting, Inc	4.240	01/17/24	21,072
1,488,759	i	Nielsen Finance LLC	3.100	10/04/23	1,489,772
5

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,754,991	i	Virgin Media Bristol LLC	3.910%	01/31/25	$1,754,552
		TOTAL MEDIA			10,316,386

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
653,797	i	Quintiles IMS, Inc	3.172	03/07/24	656,863
461,923	i	Vizient, Inc	4.726	02/13/23	465,581
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,122,444

REAL ESTATE - 0.0%
728,218	i	DTZ US Borrower LLC	4.420	11/04/21	726,762
		TOTAL REAL ESTATE			726,762

RETAILING - 0.1%
245,510	i	CHI Doors Holdings Corp	4.480	07/31/22	244,079
2,974,772	i	PetSmart, Inc	4.220	03/11/22	2,763,236
		TOTAL RETAILING			3,007,315

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
1,488,750	i	Versum Materials, Inc	3.800	09/29/23	1,500,853
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,500,853

SOFTWARE & SERVICES - 0.1%
623,330	i	CSRA, Inc	2.750	11/30/23	624,626
1,964,068	i	First Data Corp	3.466	07/08/22	1,960,080
1,235,103	i	First Data Corp	3.720	04/26/24	1,234,658
719,305	i	Mitchell International, Inc	4.670	10/13/20	722,455
53,908	i	SS&C European Holdings SARL	3.480	07/08/22	54,093
888,766	i	SS&C Technologies, Inc	3.480	07/08/22	891,823
		TOTAL SOFTWARE & SERVICES			5,487,735

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
986,625	i	CommScope, Inc	3.296	12/29/22	989,506
297,752	i	MTS Systems Corp	5.330	07/05/23	299,985
864,793	i	Sensata Technologies BV	3.380	10/14/21	870,094
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,159,585

TELECOMMUNICATION SERVICES - 0.0%
395,015	i	CNT Holdings III Corp	4.510	01/22/23	394,355
		TOTAL TELECOMMUNICATION SERVICES			394,355

TRANSPORTATION - 0.1%
443,680	i	Kenan Advantage Group, Inc	4.000	07/31/22	443,959
1,458,809	i	Kenan Advantage Group, Inc	4.230	08/01/22	1,459,728
249,375	i	Vouvray US Finance, LLC	4.230	03/11/24	248,335
		TOTAL TRANSPORTATION			2,152,022

UTILITIES - 0.1%
992,481	i	NRG Energy, Inc	3.546	06/30/23	990,526
497,503	i	Talen Energy Supply LLC	5.226	07/14/23	460,504
185,714	i	Vistra Operations Co LLC	3.732	12/14/23	183,974
810,214	i	Vistra Operations Co LLC	3.980	08/04/23	802,623
		TOTAL UTILITIES			2,437,627
		TOTAL BANK LOAN OBLIGATIONS			77,755,521
		(Cost $78,039,991)
6

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BONDS - 94.8%

CORPORATE BONDS - 35.7%

AUTOMOBILES & COMPONENTS - 0.6%
$120,000	g	Adient Global Holdings Ltd	4.875%	08/15/26	$120,300
480,000	g	Allison Transmission, Inc	5.000	10/01/24	492,000
4,950,000	g	BMW US Capital LLC	2.000	04/11/21	4,904,960
450,000	g	Dana Financing Luxembourg Sarl	6.500	06/01/26	478,969
1,125,000		Delphi Automotive plc	3.150	11/19/20	1,149,131
1,750,000		Delphi Automotive plc	4.400	10/01/46	1,747,494
2,850,000		Ford Motor Co	4.346	12/08/26	2,935,107
1,700,000		General Motors Co	6.600	04/01/36	1,971,590
825,000		General Motors Co	6.250	10/02/43	917,460
475,000		General Motors Co	6.750	04/01/46	564,043
150,000		Goodyear Tire & Rubber Co	5.000	05/31/26	155,250
1,100,000	g	Hyundai Capital America	2.600	03/19/20	1,102,684
2,600,000	g	Hyundai Capital America	2.550	04/03/20	2,593,310
2,000,000	g	Hyundai Capital Services, Inc	3.000	03/06/22	1,991,902
200,000	g,o	IHO Verwaltungs GmbH	4.125	09/15/21	203,750
1,750,000		Magna International, Inc	3.625	06/15/24	1,796,995
200,000		Tenneco, Inc	5.000	07/15/26	202,250
150,000	g	ZF North America Capital, Inc	4.500	04/29/22	157,500
150,000	g	ZF North America Capital, Inc	4.750	04/29/25	158,250
		TOTAL AUTOMOBILES & COMPONENTS			23,642,945

BANKS - 5.5%
1,900,000	g,i	Akbank TAS	7.200	03/16/27	1,988,158
1,750,000		Australia & New Zealand Banking Group Ltd	2.625	05/19/22	1,752,030
1,500,000	g	Banco de Bogota S.A.	6.250	05/12/26	1,597,680
2,000,000	g	Banco Inbursa S.A. Institucion de Banca Multiple	4.375	04/11/27	2,000,400
1,900,000	g	Banco Nacional de Comercio Exterior SNC	4.375	10/14/25	1,966,500
1,125,000		Bank of America Corp	6.000	09/01/17	1,132,741
9,475,000		Bank of America Corp	2.151	11/09/20	9,431,282
2,450,000		Bank of America Corp	3.875	08/01/25	2,534,785
7,450,000		Bank of America Corp	3.248	10/21/27	7,200,008
6,850,000	i	Bank of America Corp	3.824	01/20/28	6,969,676
3,375,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	3,385,155
1,500,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	1,518,046
1,700,000		Barclays plc	3.650	03/16/25	1,692,238
2,050,000	g	BNP Paribas S.A.	3.800	01/10/24	2,134,386
1,025,000	g	BPCE S.A.	3.000	05/22/22	1,034,225
650,000		Branch Banking & Trust Co	2.300	10/15/18	654,153
2,000,000	g	Caixa Economica Federal	3.500	11/07/22	1,925,000
375,000	g,i	Caixa Economica Federal	7.250	07/23/24	377,362
2,550,000		Capital One Bank USA NA	2.950	07/23/21	2,568,589
1,068,000		Capital One Bank USA NA	3.375	02/15/23	1,076,981
10,975,000		Citigroup, Inc	3.200	10/21/26	10,674,559
6,800,000	i	Citigroup, Inc	3.887	01/10/28	6,911,323
7

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$750,000		Citizens Bank NA	2.550%	05/13/21	$750,556
1,475,000		Citizens Bank NA	2.650	05/26/22	1,470,861
2,050,000		Compass Bank	2.875	06/29/22	2,041,948
375,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	391,607
3,350,000		Cooperatieve Rabobank UA	2.500	01/19/21	3,369,541
6,925,000		Cooperatieve Rabobank UA	3.750	07/21/26	6,924,557
1,250,000	g	Credit Agricole S.A.	2.500	04/15/19	1,262,290
1,425,000	g	Credit Agricole S.A.	2.375	07/01/21	1,419,338
1,000,000	g	DBS Group Holdings Ltd	2.246	07/16/19	1,002,338
1,025,000		Discover Bank	3.100	06/04/20	1,044,443
1,000,000		Discover Bank	3.200	08/09/21	1,018,398
2,250,000	g	GTH Finance BV	7.250	04/26/23	2,481,773
1,320,000	g	HSBC Bank plc	4.125	08/12/20	1,393,742
8,875,000		HSBC Holdings plc	2.650	01/05/22	8,844,976
4,125,000	i	HSBC Holdings plc	3.262	03/13/23	4,202,707
1,250,000		HSBC Holdings plc	3.900	05/25/26	1,290,381
2,300,000		HSBC Holdings plc	4.375	11/23/26	2,386,772
2,025,000	i	HSBC Holdings plc	4.041	03/13/28	2,097,675
1,025,000	i	HSBC Holdings plc	6.000	12/30/49	1,059,850
8,700,000		JPMorgan Chase & Co	2.750	06/23/20	8,847,152
8,550,000		JPMorgan Chase & Co	2.295	08/15/21	8,499,427
3,425,000	i	JPMorgan Chase & Co	2.776	04/25/23	3,430,764
5,250,000		JPMorgan Chase & Co	3.200	06/15/26	5,188,916
3,975,000		JPMorgan Chase & Co	2.950	10/01/26	3,836,682
750,000	i	JPMorgan Chase & Co	5.150	12/30/49	772,125
2,945,000		KeyBank NA	2.500	12/15/19	2,974,512
875,000		Lloyds Banking Group plc	3.000	01/11/22	883,548
900,000	g	Macquarie Bank Ltd	2.600	06/24/19	907,646
2,550,000		Manufacturers & Traders Trust Co	2.100	02/06/20	2,553,557
4,150,000		Mitsubishi UFJ Financial Group, Inc	3.677	02/22/27	4,283,709
4,175,000	g	Mitsubishi UFJ Trust & Banking Corp	2.450	10/16/19	4,202,229
3,500,000		National Australia Bank Ltd	2.500	07/12/26	3,303,510
2,000,000	g	PKO Finance AB	4.630	09/26/22	2,135,014
2,075,000		PNC Bank NA	2.200	01/28/19	2,086,228
2,425,000		PNC Bank NA	2.250	07/02/19	2,442,824
4,150,000		PNC Bank NA	2.600	07/21/20	4,208,415
1,750,000		PNC Bank NA	2.700	11/01/22	1,750,252
3,050,000		PNC Bank NA	2.950	01/30/23	3,081,083
1,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	1,566,698
835,000	g,i	Rabobank Nederland NV	11.000	12/30/49	969,853
3,600,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	3,643,632
1,025,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	1,032,614
1,700,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	1,710,401
900,000		Sumitomo Mitsui Banking Corp	3.650	07/23/25	935,762
8,150,000		Sumitomo Mitsui Financial Group, Inc	2.442	10/19/21	8,114,996
1,675,000		SunTrust Banks, Inc	2.900	03/03/21	1,700,385
1,075,000		SunTrust Banks, Inc	2.750	05/01/23	1,071,493
875,000		Synchrony Bank	3.000	06/15/22	870,952
3,350,000		Toronto-Dominion Bank	2.500	12/14/20	3,388,351
1,300,000	i	Toronto-Dominion Bank	3.625	09/15/31	1,289,834
2,500,000	g,i	Turkiye Garanti Bankasi AS.	6.125	05/24/27	2,474,830
1,125,000	g	Turkiye Is Bankasi	5.500	04/21/22	1,129,016
1,725,000	g	Turkiye Is Bankasi	6.125	04/25/24	1,748,274
8

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,550,000		UnionBanCal Corp	3.500%	06/18/22	$1,596,483
4,135,000		US Bank NA	2.800	01/27/25	4,095,829
6,050,000		Westpac Banking Corp	2.700	08/19/26	5,801,938
5,100,000	i	Westpac Banking Corp	4.322	11/23/31	5,227,673
2,400,000	g	Yapi ve Kredi Bankasi AS.	5.850	06/21/24	2,382,480
		TOTAL BANKS			231,118,117

CAPITAL GOODS - 1.2%
2,000,000	g	Adani Ports & Special Economic Zone Ltd	3.950	01/19/22	2,047,457
2,100,000	g	Adani Ports & Special Economic Zone Ltd	4.000	07/30/27	2,077,690
1,425,000		Air Lease Corp	3.875	04/01/21	1,486,325
225,000	g	Cloud Crane LLC	10.125	08/01/24	246,937
675,000		Eaton Corp	4.000	11/02/32	699,072
1,650,000		Embraer Netherlands Finance BV	5.400	02/01/27	1,724,250
415,000		General Electric Co	5.250	12/06/17	421,816
1,875,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	1,920,431
525,000		Ingersoll-Rand Luxembourg Finance S.A.	4.650	11/01/44	566,958
2,075,000		Lockheed Martin Corp	2.500	11/23/20	2,103,303
1,275,000		Lockheed Martin Corp	3.550	01/15/26	1,321,288
200,000		Manitowoc Foodservice, Inc	9.500	02/15/24	232,000
1,625,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	1,636,586
2,503,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	2,551,849
2,200,000	g	Myriad International Holdings BV	4.850	07/06/27	2,205,500
1,550,000	g	Parker-Hannifin Corp	3.250	03/01/27	1,566,019
1,250,000		Rockwell Automation, Inc	2.050	03/01/20	1,250,654
2,775,000		Rockwell Collins, Inc	3.500	03/15/27	2,814,250
2,125,000		Roper Technologies, Inc	3.800	12/15/26	2,183,563
6,200,000	g	Siemens Financieringsmaatschappij NV	1.700	09/15/21	6,055,968
6,200,000	g	Siemens Financieringsmaatschappij NV	2.350	10/15/26	5,854,493
790,000	g	Stena AB	7.000	02/01/24	732,725
950,000		Textron, Inc	3.875	03/01/25	975,949
2,775,000		Timken Co	3.875	09/01/24	2,764,436
1,945,000	g	TSMC Global Ltd	1.625	04/03/18	1,941,106
4,875,000		United Technologies Corp	3.750	11/01/46	4,780,878
		TOTAL CAPITAL GOODS			52,161,503

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
225,000		AECOM	5.750	10/15/22	235,406
575,000		AECOM	5.875	10/15/24	625,312
375,000		Clean Harbors, Inc	5.125	06/01/21	382,969
8,225,000	g	Daimler Finance North America LLC	2.200	10/30/21	8,124,548
1,000,000		Equifax, Inc	3.250	06/01/26	977,140
225,000	g	Herc Rentals, Inc	7.750	06/01/24	237,375
400,000	g	KAR Auction Services, Inc	5.125	06/01/25	407,500
2,000,000	g,i	Nakama Re Ltd	3.246	10/13/21	2,030,800
1,495,000		Republic Services, Inc	3.800	05/15/18	1,521,433
3,400,000		Republic Services, Inc	3.550	06/01/22	3,538,411
1,700,000		Republic Services, Inc	3.200	03/15/25	1,713,527
2,225,000		Republic Services, Inc	2.900	07/01/26	2,181,664
100,000	g	Ritchie Bros Auctioneers, Inc	5.375	01/15/25	104,250
650,000		United Rentals North America, Inc	5.500	07/15/25	680,875
1,800,000		Waste Management, Inc	2.900	09/15/22	1,841,900
475,000		Waste Management, Inc	2.400	05/15/23	468,673
9

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		Waste Management, Inc	3.900%	03/01/35	$516,740
550,000		Waste Management, Inc	4.100	03/01/45	577,234
200,000	g	XPO Logistics, Inc	6.500	06/15/22	210,250
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			26,376,007

CONSUMER DURABLES & APPAREL - 0.3%
1,000,000		Lennar Corp	4.750	04/01/21	1,060,000
950,000		Lennar Corp	4.500	04/30/24	981,920
1,900,000		Newell Rubbermaid, Inc	3.150	04/01/21	1,944,973
700,000		Newell Rubbermaid, Inc	3.900	11/01/25	724,943
3,100,000		Newell Rubbermaid, Inc	4.200	04/01/26	3,291,853
200,000		PulteGroup, Inc	5.500	03/01/26	213,000
1,100,000		PVH Corp	4.500	12/15/22	1,135,750
940,000		Standard Pacific Corp	5.875	11/15/24	1,018,725
500,000		Whirlpool Corp	3.700	03/01/23	517,262
		TOTAL CONSUMER DURABLES & APPAREL			10,888,426

CONSUMER SERVICES - 0.4%
650,000	g	1011778 BC ULC / New Red Finance Inc	4.250	05/15/24	645,899
250,000		ADT Corp	6.250	10/15/21	272,187
1,675,000	g	Aramark Services, Inc	5.000	04/01/25	1,769,219
300,000		Aramark Services, Inc	4.750	06/01/26	311,250
1,650,000	g	Arcos Dorados Holdings, Inc	5.875	04/04/27	1,654,422
200,000		Boyd Gaming Corp	6.375	04/01/26	216,250
1,200,000	g	Cott Holdings, Inc	5.500	04/01/25	1,224,000
4,000,000		George Washington University	3.545	09/15/46	3,700,784
200,000	g	Hilton Domestic Operating Co, Inc	4.250	09/01/24	202,750
750,000	g	Hilton Worldwide Finance LLC	4.625	04/01/25	773,437
550,000	g	International Game Technology	5.625	02/15/20	584,733
500,000	g	International Game Technology	6.500	02/15/25	548,750
480,000	g	KFC Holding Co	4.750	06/01/27	490,200
200,000	g	Live Nation Entertainment, Inc	4.875	11/01/24	203,000
1,600,000	g	Prime Security Services Borrower LLC	9.250	05/15/23	1,738,656
700,000	g	ServiceMaster Co LLC	5.125	11/15/24	724,500
600,000		Speedway Motorsports, Inc	5.125	02/01/23	609,000
1,600,000		Trustees of Dartmouth College	3.474	06/01/46	1,594,704
		TOTAL CONSUMER SERVICES			17,263,741

DIVERSIFIED FINANCIALS - 3.9%
600,000		AerCap Ireland Capital Ltd	5.000	10/01/21	649,274
1,400,000		Aircastle Ltd	4.125	05/01/24	1,422,750
1,500,000		American Express Centurion Bank	6.000	09/13/17	1,512,255
4,125,000		American Express Credit Corp	2.700	03/03/22	4,159,295
3,075,000		American Express Credit Corp	3.300	05/03/27	3,065,766
2,000,000	g,i	Banco Mercantil del Norte S.A.	5.750	10/04/31	1,996,000
580,000		Bank of New York Mellon Corp	5.450	05/15/19	617,958
2,575,000		Bank of New York Mellon Corp	2.500	04/15/21	2,595,203
2,525,000	g	Bayer US Finance LLC	2.375	10/08/19	2,545,218
1,775,000	g	Bayer US Finance LLC	3.375	10/08/24	1,817,588
455,000	g,i	BBVA Bancomer S.A.	5.350	11/12/29	459,550
3,075,000		Berkshire Hathaway, Inc	3.125	03/15/26	3,109,898
3,075,000		Capital One Financial Corp	3.050	03/09/22	3,098,828
3,075,000		Capital One Financial Corp	3.750	03/09/27	3,064,170
10

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,475,000		Credit Suisse	2.300%	05/28/19	$1,484,762
4,500,000	g	Credit Suisse Group AG.	3.574	01/09/23	4,614,102
2,475,000	g	Credit Suisse Group AG.	4.282	01/09/28	2,558,625
3,950,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	4,071,727
1,650,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	1,667,229
2,300,000	g	EDP Finance BV	3.625	07/15/24	2,282,612
800,000		Ford Motor Credit Co LLC	6.625	08/15/17	804,384
9,250,000		Ford Motor Credit Co LLC	2.597	11/04/19	9,311,919
4,100,000		Ford Motor Credit Co LLC	3.200	01/15/21	4,161,131
2,600,000		Ford Motor Credit Co LLC	3.339	03/28/22	2,638,022
3,325,000		Ford Motor Credit Co LLC	4.134	08/04/25	3,382,675
10,313,000		GE Capital International Funding Co	2.342	11/15/20	10,394,545
825,000		GE Capital International Funding Co	4.418	11/15/35	898,869
232,000		General Electric Capital Corp	6.875	01/10/39	336,675
4,550,000		General Motors Financial Co, Inc	3.200	07/06/21	4,600,719
2,050,000		General Motors Financial Co, Inc	3.950	04/13/24	2,078,598
4,650,000		Goldman Sachs Group, Inc	3.500	01/23/25	4,700,918
1,150,000	i	Goldman Sachs Group, Inc	3.691	06/05/28	1,154,692
600,000		Goldman Sachs Group, Inc	4.800	07/08/44	666,257
2,985,000		Goldman Sachs Group, Inc	4.750	10/21/45	3,307,431
2,000,000	g	GrupoSura Finance S.A.	5.500	04/29/26	2,152,500
2,000,000		ICICI Bank Ltd	3.125	08/12/20	2,014,272
1,900,000		International Lease Finance Corp	5.875	08/15/22	2,144,785
350,000		Legg Mason, Inc	2.700	07/15/19	352,957
475,000		Legg Mason, Inc	3.950	07/15/24	481,946
250,000	g	Lincoln Finance Ltd	7.375	04/15/21	265,000
2,650,000		Morgan Stanley	1.875	01/05/18	2,653,201
2,800,000		Morgan Stanley	2.750	05/19/22	2,799,076
5,475,000		Morgan Stanley	3.700	10/23/24	5,619,239
6,075,000		Morgan Stanley	3.125	07/27/26	5,907,014
5,225,000		Morgan Stanley	3.625	01/20/27	5,258,346
565,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	628,364
135,000		Navient Corp	6.625	07/26/21	145,294
1,500,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	1,506,924
2,050,000		Raymond James Financial, Inc	4.950	07/15/46	2,227,811
8,500,000		Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	8,312,635
2,075,000		TD Ameritrade Holding Corp	3.300	04/01/27	2,069,866
1,650,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	1,685,445
5,925,000	g	UBS Group Funding Jersey Ltd	2.650	02/01/22	5,911,781
3,075,000		Unilever Capital Corp	2.900	05/05/27	3,033,835
3,000,000		Wells Fargo & Co	2.100	07/26/21	2,959,950
6,850,000		Wells Fargo & Co	3.069	01/24/23	6,941,030
3,300,000	i	Wells Fargo & Co	3.584	05/22/28	3,334,485
		TOTAL DIVERSIFIED FINANCIALS			163,635,401

ENERGY - 2.7%
875,000		AmeriGas Partners LP	5.625	05/20/24	903,437
1,325,000		AmeriGas Partners LP	5.875	08/20/26	1,358,125
2,050,000		Anadarko Petroleum Corp	5.550	03/15/26	2,291,092
3,050,000		BP Capital Markets plc	1.375	05/10/18	3,043,747
3,400,000		BP Capital Markets plc	2.315	02/13/20	3,430,967
3,000,000		BP Capital Markets plc	3.588	04/14/27	3,044,268
74,000	g	California Resources Corp	8.000	12/15/22	46,805
11

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$58,000		California Resources Corp	6.000%	11/15/24	$30,160
275,000		Calumet Specialty Products Partners LP	6.500	04/15/21	237,875
2,200,000	g	Cenovus Energy, Inc	4.250	04/15/27	2,095,997
2,050,000	g	Cenovus Energy, Inc	5.400	06/15/47	1,915,860
90,000		Cheniere Corpus Christi Holdings LLC	7.000	06/30/24	100,350
750,000		Cheniere Corpus Christi Holdings LLC	5.875	03/31/25	799,688
1,875,000		Concho Resources, Inc	5.500	04/01/23	1,926,563
1,125,000	g	Crestwood Midstream Partners LP	5.750	04/01/25	1,122,188
1,775,000		Devon Energy Corp	4.750	05/15/42	1,723,090
500,000		Dynegy, Inc	6.750	11/01/19	515,625
1,000,000		Ecopetrol S.A.	5.375	06/26/26	1,040,000
480,000		Enbridge Energy Partners LP	5.200	03/15/20	508,987
850,000		Enbridge Energy Partners LP	4.375	10/15/20	894,573
1,650,000		Enbridge Energy Partners LP	5.875	10/15/25	1,882,447
3,350,000		EnCana Corp	3.900	11/15/21	3,414,287
1,175,000		EnLink Midstream Partners LP	4.850	07/15/26	1,222,607
1,825,000		Enterprise Products Operating LLC	2.850	04/15/21	1,845,498
2,250,000		Enterprise Products Operating LLC	3.750	02/15/25	2,317,250
1,250,000		Enterprise Products Operating LLC	3.700	02/15/26	1,273,250
900,000		Enterprise Products Operating LLC	4.450	02/15/43	895,595
1,325,000		Enterprise Products Operating LLC	4.850	03/15/44	1,406,438
175,000		Enterprise Products Operating LLC	5.100	02/15/45	192,428
3,808,000	i	Enterprise Products Operating LLC	7.034	01/15/68	3,899,392
675,000		EP Energy LLC	6.375	06/15/23	396,563
1,425,000		Exterran Partners LP	6.000	10/01/22	1,382,250
50,000		Exxon Mobil Corp	2.222	03/01/21	50,324
550,000		Ferrellgas Partners LP	6.750	01/15/22	518,375
1,325,000	g	GS Caltex Corp	3.000	06/12/22	1,315,910
1,075,000		Hess Corp	4.300	04/01/27	1,050,152
1,500,000		Husky Energy, Inc	3.950	04/15/22	1,550,370
775,000		Kinder Morgan, Inc	9.000	02/01/19	854,927
535,000		Kinder Morgan, Inc	5.300	12/01/34	551,405
1,250,000		Kinder Morgan, Inc	5.400	09/01/44	1,262,299
775,000		Magellan Midstream Partners LP	4.250	09/15/46	757,837
1,250,000		Marathon Oil Corp	2.700	06/01/20	1,238,874
1,175,000		Marathon Petroleum Corp	3.625	09/15/24	1,187,365
125,000		Murphy Oil Corp	6.875	08/15/24	130,625
200,000		Murphy Oil USA, Inc	5.625	05/01/27	208,000
1,200,000		Newfield Exploration Co	5.750	01/30/22	1,263,000
518,000		Noble Energy, Inc	5.625	05/01/21	532,847
300,000		Noble Energy, Inc	3.900	11/15/24	308,295
2,150,000		ONE Gas, Inc	2.070	02/01/19	2,154,810
700,000		ONE Gas, Inc	3.610	02/01/24	729,786
500,000	m	Peabody Energy Corp	6.000	11/15/18	0
2,925,000	g	Pertamina Persero PT	4.300	05/20/23	3,025,409
1,000,000		Petrobras Global Finance BV	8.375	05/23/21	1,119,380
3,320,000		Petrobras Global Finance BV	6.125	01/17/22	3,427,900
600,000		Petrobras Global Finance BV	7.250	03/17/44	589,950
1,500,000		Petroleos Mexicanos	3.500	07/23/20	1,515,750
2,050,000		Petroleos Mexicanos	6.375	02/04/21	2,218,715
2,050,000		Petroleos Mexicanos	3.500	01/30/23	1,964,925
800,000		Petroleos Mexicanos	4.250	01/15/25	778,000
1,050,000	g	Petroleos Mexicanos	6.500	03/13/27	1,127,963
12

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,075,000		Petroleos Mexicanos	5.625%	01/23/46	$952,988
1,500,000		Phillips 66	4.875	11/15/44	1,609,038
615,000		Pioneer Natural Resources Co	7.500	01/15/20	692,109
2,125,000		Pioneer Natural Resources Co	3.450	01/15/21	2,183,072
1,675,000		Pioneer Natural Resources Co	4.450	01/15/26	1,761,348
1,500,000		QEP Resources, Inc	5.375	10/01/22	1,443,750
468,000		Questar Market Resources, Inc	6.875	03/01/21	485,550
1,000,000	g	Range Resources Corp	5.750	06/01/21	1,020,000
450,000		Regency Energy Partners LP	4.500	11/01/23	466,867
2,125,000	g	Reliance Holdings USA	5.400	02/14/22	2,327,430
500,000		Sabine Pass Liquefaction LLC	6.250	03/15/22	566,131
3,125,000	g	Sabine Pass Liquefaction LLC	4.200	03/15/28	3,157,572
1,325,000		Shell International Finance BV	3.250	05/11/25	1,351,590
1,750,000		Shell International Finance BV	4.000	05/10/46	1,731,492
2,500,000		Southwestern Energy Co	4.100	03/15/22	2,329,688
675,000		Statoil ASA	1.200	01/17/18	673,981
1,700,000		Statoil ASA	2.450	01/17/23	1,683,896
1,600,000		Sunoco Logistics Partners Operations LP	5.350	05/15/45	1,570,234
125,000	g	Targa Resources Partners LP	5.125	02/01/25	128,750
1,000,000	g	Tesoro Corp	4.750	12/15/23	1,076,900
90,000		Tesoro Logistics LP	6.125	10/15/21	93,600
90,000		Tesoro Logistics LP	6.375	05/01/24	97,425
550,000		Tesoro Logistics LP	5.250	01/15/25	577,500
870,000		TransCanada PipeLines Ltd	5.850	03/15/36	1,071,785
2,000,000	g	Tullow Oil plc	6.250	04/15/22	1,822,500
1,000,000		Vale Overseas Ltd	6.250	08/10/26	1,078,750
480,000		Vale Overseas Ltd	6.875	11/21/36	514,800
500,000		WPX Energy, Inc	6.000	01/15/22	495,000
		TOTAL ENERGY			111,554,341

FOOD & STAPLES RETAILING - 0.7%
255,000	g	Albertsons Cos LLC	6.625	06/15/24	253,087
4,825,000		CVS Health Corp	2.800	07/20/20	4,911,942
4,100,000		CVS Health Corp	2.125	06/01/21	4,049,636
4,484,000		CVS Health Corp	3.875	07/20/25	4,662,638
4,100,000		CVS Health Corp	2.875	06/01/26	3,973,667
790,000	g	Fresh Market, Inc	9.750	05/01/23	662,612
1,600,000		Ingles Markets, Inc	5.750	06/15/23	1,574,000
1,125,000		SYSCO Corp	2.500	07/15/21	1,127,962
500,000		SYSCO Corp	3.250	07/15/27	491,911
5,650,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	5,868,587
1,350,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	1,347,282
		TOTAL FOOD & STAPLES RETAILING			28,923,324

FOOD, BEVERAGE & TOBACCO - 0.9%
1,500,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	1,446,223
3,350,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	3,394,632
1,575,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	1,621,625
3,225,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	3,322,937
2,525,000		Anheuser-Busch InBev Finance, Inc	4.900	02/01/46	2,853,836
1,450,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	1,447,779
3,225,000		Anheuser-Busch InBev Worldwide, Inc	4.950	01/15/42	3,645,108
3,050,000		Constellation Brands, Inc	6.000	05/01/22	3,478,501
13

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,800,000	g	Corp Lindley S.A.	4.625%	04/12/23	$1,872,000
2,675,000	g	Heineken NV	3.500	01/29/28	2,714,997
1,150,000	g	Heineken NV	4.350	03/29/47	1,199,668
86,000	g	Lamb Weston Holdings, Inc	4.625	11/01/24	88,580
100,000	g	Lamb Weston Holdings, Inc	4.875	11/01/26	103,625
900,000		Mead Johnson Nutrition Co	3.000	11/15/20	923,110
4,475,000		PepsiCo, Inc	3.450	10/06/46	4,211,163
1,475,000	g	Pernod-Ricard S.A.	4.250	07/15/22	1,572,969
200,000		Philip Morris International, Inc	6.375	05/16/38	264,087
100,000	g	TreeHouse Foods, Inc	6.000	02/15/24	106,500
2,100,000		Tyson Foods, Inc	3.550	06/02/27	2,112,115
		TOTAL FOOD, BEVERAGE & TOBACCO			36,379,455

HEALTH CARE EQUIPMENT & SERVICES - 1.0%
4,100,000		Becton Dickinson and Co	3.700	06/06/27	4,106,429
2,325,000		Cardinal Health, Inc	3.410	06/15/27	2,315,072
500,000	g	Change Healthcare Holdings LLC	5.750	03/01/25	510,000
775,000		CHS/Community Health Systems	6.250	03/31/23	800,071
750,000		Covidien International Finance S.A.	3.200	06/15/22	775,355
10,825,000		Express Scripts Holding Co	3.400	03/01/27	10,448,604
2,200,000		HCA, Inc	6.500	02/15/20	2,400,750
500,000		HCA, Inc	4.500	02/15/27	514,375
2,250,000		HCA, Inc	5.500	06/15/47	2,328,750
195,000		LifePoint Health, Inc	5.375	05/01/24	201,825
2,075,000		McKesson Corp	4.883	03/15/44	2,260,333
4,725,000		Medtronic, Inc	4.625	03/15/45	5,325,325
700,000	g	New Amethyst Corp	6.250	12/01/24	747,250
710,000	g	Tenet Healthcare Corp	4.625	07/15/24	710,887
890,000	g	THC Escrow Corp III	4.625	07/15/24	892,403
525,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	528,910
1,475,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	1,525,836
825,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	839,226
2,225,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	2,163,790
2,970,000		Zimmer Holdings, Inc	3.550	04/01/25	3,000,223
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			42,395,414

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
800,000		Ecolab, Inc	1.450	12/08/17	799,510
375,000		Ecolab, Inc	3.700	11/01/46	353,659
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,153,169

INSURANCE - 1.6%
3,900,000		ACE INA Holdings, Inc	2.875	11/03/22	3,966,908
750,000		Aetna, Inc	1.500	11/15/17	750,022
285,000		Aetna, Inc	6.625	06/15/36	384,920
1,025,000		Aetna, Inc	4.125	11/15/42	1,045,060
1,700,000		Allstate Corp	3.280	12/15/26	1,725,560
2,400,000	i	Allstate Corp	5.750	08/15/53	2,628,000
975,000		American Financial Group, Inc	3.500	08/15/26	965,855
1,675,000		American International Group, Inc	2.300	07/16/19	1,683,953
5,800,000		American International Group, Inc	3.300	03/01/21	5,966,721
665,000		Aon plc	3.500	06/14/24	678,099
2,550,000		Aon plc	3.875	12/15/25	2,664,921
14

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,800,000		Children’s Hospital Medic	4.268%	05/15/44	$1,923,093
235,000		Cigna Corp	5.125	06/15/20	254,863
2,000,000		Cigna Corp	4.500	03/15/21	2,133,816
1,100,000		CNA Financial Corp	3.950	05/15/24	1,141,125
7,500,000	g,i	Cranberry RE Ltd	3.048	07/13/20	7,490,250
2,300,000	g	Five Corners Funding Trust	4.419	11/15/23	2,469,595
350,000		Hartford Financial Services Group, Inc	4.300	04/15/43	356,394
1,550,000		Humana, Inc	3.850	10/01/24	1,610,974
875,000		Humana, Inc	3.950	03/15/27	911,982
1,050,000	g	Liberty Mutual Group, Inc	4.250	06/15/23	1,116,931
1,400,000		Marsh & McLennan Cos, Inc	3.500	06/03/24	1,444,514
1,000,000		Mercury General Corp	4.400	03/15/27	1,013,591
1,775,000		MetLife, Inc	3.600	11/13/25	1,841,284
630,000		Prudential Financial, Inc	7.375	06/15/19	694,453
1,190,000	g	Prudential Funding LLC	6.750	09/15/23	1,419,578
1,525,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	1,531,131
615,000		Travelers Cos, Inc	5.800	05/15/18	637,194
1,500,000		Travelers Cos, Inc	4.000	05/30/47	1,533,809
1,625,000		UnitedHealth Group, Inc	3.750	07/15/25	1,711,692
1,500,000		UnitedHealth Group, Inc	3.100	03/15/26	1,507,880
2,875,000		UnitedHealth Group, Inc	3.450	01/15/27	2,956,400
4,125,000		UnitedHealth Group, Inc	4.250	04/15/47	4,390,774
3,000,000		WellPoint, Inc	3.125	05/15/22	3,055,551
410,000		WR Berkley Corp	5.375	09/15/20	443,762
		TOTAL INSURANCE			66,050,655

MATERIALS - 1.7%
925,000		Agrium, Inc	3.375	03/15/25	925,179
900,000		Agrium, Inc	4.125	03/15/35	896,613
6,375,000	g	Air Liquide Finance S.A.	1.750	09/27/21	6,205,948
1,050,000		Albemarle Corp	5.450	12/01/44	1,221,372
100,000	g	Alcoa Nederland Holding BV	6.750	09/30/24	108,500
100,000	g	Alcoa Nederland Holding BV	7.000	09/30/26	109,750
375,000		Barrick Gold Corp	3.850	04/01/22	400,151
350,000		Barrick Gold Corp	4.100	05/01/23	378,608
250,000		Berry Plastics Corp	6.000	10/15/22	266,562
975,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	1,129,795
450,000		Blue Cube Spinco, Inc	9.750	10/15/23	544,500
235,000		Blue Cube Spinco, Inc	10.000	10/15/25	289,050
1,000,000	g	Cemex SAB de C.V.	7.750	04/16/26	1,143,750
800,000		Corning, Inc	1.450	11/15/17	799,518
2,125,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	2,143,458
2,475,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	09/16/25	2,642,137
1,025,000	g	CRH America Finance, Inc	3.400	05/09/27	1,025,172
1,815,000		Crown Americas LLC	4.500	01/15/23	1,901,212
335,000		Eastman Chemical Co	5.500	11/15/19	359,663
2,000,000	g	Equate Petrochemical BV	3.000	03/03/22	1,970,048
150,000	g	FMG Resources August 2006 Pty Ltd	4.750	05/15/22	150,562
325,000	g	GCP Applied Technologies, Inc	9.500	02/01/23	368,875
1,000,000	g	Georgia-Pacific LLC	3.600	03/01/25	1,031,122
775,000	g	Glencore Funding LLC	4.125	05/30/23	795,220
1,300,000	g	Glencore Funding LLC	4.625	04/29/24	1,359,366
4,125,000	g	Glencore Funding LLC	4.000	03/27/27	4,059,004
15

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000	g	Grupo Cementos de Chihuahua SAB de C.V.	5.250%	06/23/24	$2,039,000
1,450,000		Hexion US Finance Corp	6.625	04/15/20	1,323,125
3,100,000		International Paper Co	3.000	02/15/27	2,983,778
2,125,000	g	Inversiones CMPC S.A.	4.375	04/04/27	2,159,825
1,175,000	g	Klabin Finance S.A.	5.250	07/16/24	1,187,925
455,000		Monsanto Co	3.375	07/15/24	461,645
950,000		Newmont Mining Corp	3.500	03/15/22	982,306
2,000,000		Newmont Mining Corp	4.875	03/15/42	2,115,964
2,500,000	g	Nova Chemicals Corp	4.875	06/01/24	2,490,625
950,000		Nucor Corp	4.000	08/01/23	1,003,983
1,025,000		Olin Corp	5.125	09/15/27	1,055,750
720,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	793,800
3,950,000		Packaging Corp of America	3.650	09/15/24	4,028,127
1,125,000		Potash Corp of Saskatchewan, Inc	3.625	03/15/24	1,139,433
3,045,000		Rock Tenn Co	3.500	03/01/20	3,127,684
2,075,000		RPM International, Inc	3.750	03/15/27	2,108,827
845,000	g	Sealed Air Corp	5.250	04/01/23	906,263
1,500,000	g	Severstal OAO Via Steel Capital S.A.	3.850	08/27/21	1,514,780
1,450,000		Sherwin-Williams Co	3.450	06/01/27	1,460,330
550,000		Sherwin-Williams Co	4.500	06/01/47	577,147
300,000		Steel Dynamics, Inc	5.125	10/01/21	308,094
600,000		Steel Dynamics, Inc	5.000	12/15/26	615,750
2,000,000	g	Suzano Austria GmbH	5.750	07/14/26	2,070,000
520,000		Teck Resources Ltd	3.750	02/01/23	506,350
335,000	g	Univar, Inc	6.750	07/15/23	349,238
1,050,000		Vulcan Materials Co	3.900	04/01/27	1,078,581
		TOTAL MATERIALS			70,613,465

MEDIA - 1.3%
4,500,000		21st Century Fox America, Inc	3.000	09/15/22	4,564,998
110,000		21st Century Fox America, Inc	7.625	11/30/28	144,024
85,000		21st Century Fox America, Inc	6.550	03/15/33	107,228
1,330,000		21st Century Fox America, Inc	6.900	08/15/39	1,757,683
1,400,000		AMC Entertainment, Inc	5.875	02/15/22	1,463,000
1,700,000		CBS Corp	2.300	08/15/19	1,711,176
1,100,000		CBS Corp	2.900	01/15/27	1,041,963
800,000		CBS Corp	3.375	02/15/28	784,167
500,000	g	CBS Radio, Inc	7.250	11/01/24	515,000
1,000,000	g	CCO Holdings LLC	5.875	04/01/24	1,067,500
2,750,000		Charter Communications Operating LLC	3.579	07/23/20	2,841,564
5,180,000		Charter Communications Operating LLC	4.464	07/23/22	5,518,503
8,425,000		Charter Communications Operating LLC	4.908	07/23/25	9,102,471
1,175,000		Cinemark USA, Inc	4.875	06/01/23	1,200,333
4,525,000		Comcast Corp	3.200	07/15/36	4,240,631
285,000	g	CSC Holdings LLC	5.500	04/15/27	301,387
575,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	639,687
125,000	g	EW Scripps Co	5.125	05/15/25	128,750
90,000	g	Gannett Co, Inc	4.875	09/15/21	92,475
150,000	g	Gannett Co, Inc	5.500	09/15/24	154,500
550,000	g	Gray Television, Inc	5.875	07/15/26	561,000
725,000	g	LG FinanceCo Corp	5.875	11/01/24	763,062
1,375,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	1,377,404
1,475,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	1,480,198
16

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,175,000		NBC Universal Media LLC	2.875%	01/15/23	$1,193,127
125,000	g	Nielsen Finance LLC	5.000	04/15/22	129,688
1,250,000		Outfront Media Capital LLC	5.250	02/15/22	1,295,312
500,000	g,h	Sirius XM Radio, Inc	3.875	08/01/22	503,910
500,000	g	Sirius XM Radio, Inc	5.375	07/15/26	517,500
250,000		Time Warner Cable, Inc	5.875	11/15/40	278,978
4,350,000		Time Warner, Inc	2.100	06/01/19	4,351,962
1,000,000		Time Warner, Inc	3.600	07/15/25	1,003,960
3,400,000		Time Warner, Inc	3.800	02/15/27	3,423,341
125,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	130,000
1,850,000		Walt Disney Co	2.450	03/04/22	1,863,947
		TOTAL MEDIA			56,250,429

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.1%
925,000		Abbott Laboratories	3.875	09/15/25	951,474
10,750,000		Abbott Laboratories	3.750	11/30/26	10,974,847
1,200,000		Abbott Laboratories	5.300	05/27/40	1,360,343
4,325,000		AbbVie, Inc	2.500	05/14/20	4,374,820
6,200,000		AbbVie, Inc	3.200	05/14/26	6,127,404
8,125,000		Actavis Funding SCS	3.800	03/15/25	8,404,809
3,000,000		Actavis Funding SCS	4.550	03/15/35	3,204,627
2,750,000		Amgen, Inc	1.850	08/19/21	2,688,364
4,550,000		Amgen, Inc	2.600	08/19/26	4,306,457
1,775,000		AstraZeneca plc	3.125	06/12/27	1,769,332
1,850,000		Celgene Corp	2.875	08/15/20	1,891,618
2,850,000		Celgene Corp	3.875	08/15/25	2,976,668
2,275,000		Gilead Sciences, Inc	3.650	03/01/26	2,343,227
4,825,000		Gilead Sciences, Inc	2.950	03/01/27	4,683,372
2,950,000		Johnson & Johnson	2.950	03/03/27	2,985,595
1,175,000		Johnson & Johnson	3.625	03/03/37	1,230,186
1,000,000		Mylan NV	3.750	12/15/20	1,039,320
3,925,000		Mylan NV	3.950	06/15/26	3,977,352
3,050,000		Novartis Capital Corp	3.000	11/20/25	3,081,723
3,475,000		Novartis Capital Corp	3.100	05/17/27	3,517,242
3,000,000		Perrigo Finance plc	3.900	12/15/24	3,046,410
478,000		Perrigo Finance plc	4.900	12/15/44	485,400
4,975,000		Pfizer, Inc	4.125	12/15/46	5,284,634
4,875,000	g	Roche Holdings, Inc	2.375	01/28/27	4,623,889
2,250,000		Teva Pharmaceutical Finance Netherlands III BV	2.200	07/21/21	2,208,519
1,500,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	1,424,667
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			88,962,299

REAL ESTATE - 1.4%
450,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	458,369
675,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	686,472
2,525,000		American Tower Corp	3.300	02/15/21	2,590,748
600,000		American Tower Corp	4.400	02/15/26	629,017
1,200,000		American Tower Corp	3.550	07/15/27	1,186,481
1,125,000		Brandywine Operating Partnership LP	4.100	10/01/24	1,128,960
1,100,000		Brixmor Operating Partnership LP	3.875	08/15/22	1,124,634
1,550,000		Brixmor Operating Partnership LP	3.250	09/15/23	1,514,798
2,225,000		Brixmor Operating Partnership LP	3.850	02/01/25	2,195,979
700,000		Brixmor Operating Partnership LP	4.125	06/15/26	696,006
17

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$630,000		Camden Property Trust	4.625%	06/15/21	$670,804
1,650,000		Camden Property Trust	2.950	12/15/22	1,638,199
2,600,000		Crown Castle International Corp	2.250	09/01/21	2,558,429
980,000		Crown Castle International Corp	4.875	04/15/22	1,070,462
1,000,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	1,052,343
750,000		DDR Corp	3.625	02/01/25	713,553
975,000		DDR Corp	4.250	02/01/26	956,005
1,000,000		DDR Corp	4.700	06/01/27	1,002,273
2,000,000		Developers Diversified Realty Corp	4.750	04/15/18	2,039,156
425,000		Duke Realty LP	3.250	06/30/26	417,388
600,000		Equity One, Inc	3.750	11/15/22	620,812
850,000		Essex Portfolio LP	3.375	01/15/23	858,098
1,375,000		Federal Realty Investment Trust	3.250	07/15/27	1,349,182
500,000		Healthcare Realty Trust, Inc	5.750	01/15/21	547,573
325,000		Healthcare Realty Trust, Inc	3.750	04/15/23	330,555
1,675,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,688,514
825,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	841,431
675,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	688,565
1,625,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	1,589,208
600,000		Highwoods Realty LP	3.875	03/01/27	599,664
450,000		Host Hotels & Resorts LP	4.500	02/01/26	471,930
675,000		Kimco Realty Corp	3.400	11/01/22	688,019
1,400,000		Liberty Property LP	3.250	10/01/26	1,356,221
1,200,000		Mid-America Apartments LP	4.300	10/15/23	1,270,012
1,200,000		Mid-America Apartments LP	3.750	06/15/24	1,230,083
1,050,000		Mid-America Apartments LP	4.000	11/15/25	1,086,672
1,150,000		Mid-America Apartments LP	3.600	06/01/27	1,144,181
575,000		National Retail Properties, Inc	3.800	10/15/22	598,819
1,075,000		National Retail Properties, Inc	3.300	04/15/23	1,087,043
625,000		National Retail Properties, Inc	4.000	11/15/25	639,180
1,850,000		National Retail Properties, Inc	3.600	12/15/26	1,835,128
1,100,000		Regency Centers LP	3.900	11/01/25	1,122,885
1,950,000		Regency Centers LP	3.600	02/01/27	1,936,760
3,075,000		Simon Property Group LP	3.375	06/15/27	3,060,563
400,000		Weingarten Realty Investors	3.375	10/15/22	404,562
1,876,000		Weingarten Realty Investors	3.500	04/15/23	1,888,391
475,000		Weingarten Realty Investors	4.450	01/15/24	497,201
1,025,000		Weingarten Realty Investors	3.850	06/01/25	1,031,672
700,000		Weingarten Realty Investors	3.250	08/15/26	667,346
3,350,000		Welltower, Inc	4.000	06/01/25	3,464,071
		TOTAL REAL ESTATE			58,924,417

RETAILING - 0.9%
200,000	g	Argos Merger Sub, Inc	7.125	03/15/23	178,000
175,000		Asbury Automotive Group, Inc	6.000	12/15/24	178,062
1,667,000		AutoNation, Inc	5.500	02/01/20	1,789,363
1,025,000		AutoNation, Inc	3.350	01/15/21	1,043,476
3,200,000		AutoZone, Inc	2.500	04/15/21	3,191,360
1,100,000		AutoZone, Inc	3.250	04/15/25	1,080,828
145,000		Dollar Tree, Inc	5.750	03/01/23	152,794
2,050,000		Enable Midstream Partners LP	4.400	03/15/27	2,057,591
2,175,000		Home Depot, Inc	2.000	04/01/21	2,168,693
2,175,000		Home Depot, Inc	3.350	09/15/25	2,258,722
18

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,275,000		Home Depot, Inc	3.000%	04/01/26	$1,281,932
1,625,000		Home Depot, Inc	3.500	09/15/56	1,474,970
400,000	g	JC Penney Corp, Inc	5.875	07/01/23	397,000
625,000		L Brands, Inc	6.875	11/01/35	603,125
625,000		L Brands, Inc	6.750	07/01/36	600,000
3,950,000		Macy’s Retail Holdings, Inc	4.500	12/15/34	3,270,845
620,000		Men’s Wearhouse, Inc	7.000	07/01/22	542,500
6,215,000		O’Reilly Automotive, Inc	3.550	03/15/26	6,258,219
715,000		Penske Automotive Group, Inc	5.500	05/15/26	711,425
1,250,000	g	Rolls-Royce plc	2.375	10/14/20	1,250,885
450,000	g	Rolls-Royce plc	3.625	10/14/25	463,540
2,975,000		Target Corp	2.500	04/15/26	2,820,699
2,900,000		Target Corp	3.625	04/15/46	2,709,838
		TOTAL RETAILING			36,483,867

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
5,125,000		Intel Corp	3.150	05/11/27	5,143,076
2,050,000		Intel Corp	4.100	05/11/47	2,125,475
1,100,000		Maxim Integrated Products, Inc	3.450	06/15/27	1,088,361
1,100,000		Texas Instruments, Inc	2.625	05/15/24	1,095,557
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			9,452,469

SOFTWARE & SERVICES - 0.8%
2,325,000		Activision Blizzard Inc	2.300	09/15/21	2,309,620
2,425,000		Activision Blizzard Inc	3.400	09/15/26	2,431,814
2,000,000	h	Baidu, Inc	2.875	07/06/22	1,989,762
165,000	g	CDK Global, Inc	4.875	06/01/27	169,538
2,500,000		Fidelity National Information Services, Inc	3.625	10/15/20	2,618,643
500,000	g	First Data Corp	7.000	12/01/23	533,750
400,000	g	IMS Health, Inc	5.000	10/15/26	412,500
14,000,000		Microsoft Corp	2.400	08/08/26	13,474,720
1,200,000		Microsoft Corp	4.100	02/06/37	1,294,078
1,750,000		Microsoft Corp	4.250	02/06/47	1,897,511
325,000		NCR Corp	5.875	12/15/21	338,000
300,000	g	Open Text Corp	5.625	01/15/23	312,750
575,000	g	Open Text Corp	5.875	06/01/26	618,482
3,075,000		Oracle Corp	2.500	05/15/22	3,103,837
150,000	g	Symantec Corp	5.000	04/15/25	156,984
		TOTAL SOFTWARE & SERVICES			31,661,989

TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
2,275,000		Amphenol Corp	3.125	09/15/21	2,327,669
2,550,000		Apple, Inc	3.350	02/09/27	2,611,004
4,100,000		Apple, Inc	3.200	05/11/27	4,138,897
1,100,000		Apple, Inc	4.650	02/23/46	1,234,793
5,100,000	g	Broadcom Corp	3.875	01/15/27	5,237,731
10,000,000		Cisco Systems, Inc	1.850	09/20/21	9,875,730
725,000	g	CommScope, Inc	5.000	06/15/21	741,312
725,000	g	CommScope, Inc	5.500	06/15/24	754,681
1,575,000	g	Diamond Finance Corp	3.480	06/01/19	1,611,879
3,375,000	g	Diamond Finance Corp	4.420	06/15/21	3,557,665
225,000	g	Diamond Finance Corp	5.875	06/15/21	235,687
225,000	g	Diamond Finance Corp	7.125	06/15/24	247,339
19

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,550,000	g	Diamond Finance Corp	6.020%	06/15/26	$3,910,712
2,075,000	g	Seagate HDD Cayman	4.250	03/01/22	2,109,042
175,000	g	Sensata Technologies BV	5.625	11/01/24	187,687
2,793,000		Tyco Electronics Group S.A.	2.375	12/17/18	2,810,769
3,000,000		Tyco Electronics Group S.A.	3.500	02/03/22	3,104,670
525,000		Tyco Electronics Group S.A.	3.700	02/15/26	541,727
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			45,238,994

TELECOMMUNICATION SERVICES - 1.1%
1,000,000		Alibaba Group Holding Ltd	2.500	11/28/19	1,007,801
2,150,000		AT&T, Inc	4.600	02/15/21	2,292,867
7,750,000		AT&T, Inc	3.400	05/15/25	7,619,637
2,325,000		AT&T, Inc	4.250	03/01/27	2,403,783
2,300,000		AT&T, Inc	4.500	05/15/35	2,265,143
2,075,000		AT&T, Inc	5.250	03/01/37	2,213,048
1,175,000		AT&T, Inc	4.750	05/15/46	1,153,787
2,075,000		AT&T, Inc	5.450	03/01/47	2,236,761
1,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,577,690
2,500,000	g	Deutsche Telekom International Finance BV	1.950	09/19/21	2,435,833
630,000		Deutsche Telekom International Finance BV	8.750	06/15/30	934,449
2,000,000	g	MTN Mauritius Investment Ltd	5.373	02/13/22	2,059,250
750,000	g,q	Oi S.A.	5.750	02/10/22	260,625
500,000		Orange S.A.	5.500	02/06/44	597,693
675,000		Telefonica Emisiones SAU	4.103	03/08/27	697,447
425,000		T-Mobile USA, Inc	6.375	03/01/25	459,531
2,000,000	g	Turk Telekomunikasyon AS.	4.875	06/19/24	2,010,170
925,000		Verizon Communications, Inc	3.450	03/15/21	957,603
1,150,000		Verizon Communications, Inc	4.150	03/15/24	1,210,604
11,097,000		Verizon Communications, Inc	4.272	01/15/36	10,722,232
875,000		Verizon Communications, Inc	4.125	08/15/46	779,853
1,600,000	g	VimpelCom Holdings BV	4.950	06/16/24	1,604,928
		TOTAL TELECOMMUNICATION SERVICES			47,500,735

TRANSPORTATION - 0.9%
1,635,000	g	Asciano Finance Ltd	5.000	04/07/18	1,664,850
2,050,000		Burlington Northern Santa Fe LLC	4.125	06/15/47	2,159,001
2,350,000		Canadian Pacific Railway Co	2.900	02/01/25	2,329,214
3,075,000		CSX Corp	3.250	06/01/27	3,104,200
3,275,000		CSX Corp	3.800	11/01/46	3,181,532
3,475,000		Delta Air Lines, Inc	3.625	03/15/22	3,567,008
1,400,000		FedEx Corp	3.250	04/01/26	1,412,163
945,000		FedEx Corp	4.750	11/15/45	1,021,902
4,240,000		GATX Corp	2.500	03/15/19	4,273,852
1,400,000	g	Hertz Corp	7.625	06/01/22	1,396,640
6,000,000		Kansas City Southern	2.350	05/15/20	5,989,344
1,400,000		Kansas City Southern	4.950	08/15/45	1,528,766
375,000		Northrop Grumman Corp	1.750	06/01/18	375,398
1,785,000	g	Rumo Luxembourg Sarl	7.375	02/09/24	1,833,374
1,975,000	g	Transnet SOC Ltd	4.000	07/26/22	1,924,306
1,750,000	g	TTX Co	3.600	01/15/25	1,762,462
		TOTAL TRANSPORTATION			37,524,012
20

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
UTILITIES - 4.8%
$1,000,000		AEP Transmission Co LLC	3.100%	12/01/26	$997,271
1,000,000		AEP Transmission Co LLC	4.000	12/01/46	1,034,686
73,000	i	AES Corp	4.202	06/01/19	73,000
485,000		AES Corp	7.375	07/01/21	555,325
1,000,000		AES Corp	4.875	05/15/23	1,018,750
2,075,000		AGL Capital Corp	3.875	11/15/25	2,132,048
1,250,000		AGL Capital Corp	4.400	06/01/43	1,272,515
725,000		Alabama Power Co	4.150	08/15/44	757,196
2,000,000		American Electric Power Co, Inc	2.950	12/15/22	2,035,984
1,650,000		American Water Capital Corp	3.000	12/01/26	1,632,421
1,400,000		American Water Capital Corp	4.000	12/01/46	1,453,948
500,000	g	APT Pipelines Ltd	4.250	07/15/27	511,917
775,000		Atmos Energy Corp	8.500	03/15/19	858,117
375,000		Atmos Energy Corp	4.125	10/15/44	395,226
1,075,000		Black Hills Corp	4.250	11/30/23	1,138,055
850,000		Black Hills Corp	3.150	01/15/27	821,953
1,515,000		Carolina Power & Light Co	5.300	01/15/19	1,598,890
159,000		CenterPoint Energy Resources Corp	4.500	01/15/21	166,960
660,000		CenterPoint Energy Resources Corp	6.250	02/01/37	777,498
1,125,000		CMS Energy Corp	3.600	11/15/25	1,151,058
1,500,000	g	Comision Federal de Electricidad	4.750	02/23/27	1,543,125
395,000		Commonwealth Edison Co	5.900	03/15/36	500,153
415,000		Connecticut Light & Power Co	5.500	02/01/19	437,841
1,750,000		Consolidated Edison Co of New York, Inc	3.850	06/15/46	1,766,858
2,875,000		Consolidated Edison Co of New York, Inc	3.875	06/15/47	2,920,891
1,200,000		Consolidated Edison, Inc	2.000	05/15/21	1,181,183
1,550,000		Dominion Resources, Inc	2.000	08/15/21	1,520,071
260,000		Duke Energy Carolinas LLC	4.300	06/15/20	277,265
3,050,000		Duke Energy Corp	1.800	09/01/21	2,977,038
4,575,000		Duke Energy Corp	2.650	09/01/26	4,345,495
3,125,000		Duke Energy Corp	3.750	09/01/46	2,973,212
8,451,639		Duke Energy Florida Project Finance LLC	1.196	03/01/20	8,396,687
5,000,000		Duke Energy Florida Project Finance LLC	1.731	09/01/22	4,844,640
650,000		Duke Energy Ohio, Inc	3.800	09/01/23	690,477
3,400,000	g	Electricite de France S.A.	2.350	10/13/20	3,412,923
2,550,000		Energy Transfer Partners LP	4.050	03/15/25	2,560,455
4,775,000		Energy Transfer Partners LP	4.750	01/15/26	4,967,977
725,000		Energy Transfer Partners LP	5.150	02/01/43	688,933
1,375,000		Energy Transfer Partners LP	5.950	10/01/43	1,458,376
2,225,000		Energy Transfer Partners LP	5.150	03/15/45	2,164,518
1,000,000		Energy Transfer Partners LP	5.300	04/15/47	990,639
4,994,000		Entergy Corp	4.000	07/15/22	5,277,614
3,075,000		Entergy Corp	2.950	09/01/26	2,944,817
4,600,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	4,648,820
2,975,000		Exelon Generation Co LLC	3.400	03/15/22	3,027,854
1,250,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	1,306,270
4,650,000		Fortis, Inc	3.055	10/04/26	4,487,687
2,050,000		Great Plains Energy, Inc	3.900	04/01/27	2,074,049
630,000		Indiana Michigan Power Co	7.000	03/15/19	679,851
1,150,000		Indiana Michigan Power Co	3.750	07/01/47	1,118,679
555,000		Integrys Energy Group, Inc	4.170	11/01/20	585,419
1,350,000		Interstate Power & Light Co	3.700	09/15/46	1,300,224
21

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$195,000	g	Kansas Gas & Electric	6.700%	06/15/19	$211,872
2,000,000	g	KazMunayGas National Co JSC	3.875	04/19/22	1,979,484
4,030,000		LG&E and KU Energy LLC	3.750	11/15/20	4,201,831
1,000,000	g	Listrindo Capital BV	4.950	09/14/26	1,012,500
925,000		MidAmerican Energy Co	4.250	05/01/46	992,679
2,250,000		MPLX LP	4.500	07/15/23	2,388,235
945,000		MPLX LP	4.000	02/15/25	951,512
1,175,000		MPLX LP	4.125	03/01/27	1,179,122
1,225,000		MPLX LP	5.200	03/01/47	1,256,335
2,000,000	g	NBK SPC Ltd	2.750	05/30/22	1,975,464
630,000		Nevada Power Co	6.500	08/01/18	662,224
4,100,000		NextEra Energy Capital Holdings, Inc	3.550	05/01/27	4,163,173
3,075,000		NiSource Finance Corp	3.490	05/15/27	3,096,494
700,000		NiSource Finance Corp	4.800	02/15/44	759,311
1,375,000		NiSource Finance Corp	4.375	05/15/47	1,419,830
1,025,000		Northeast Utilities	1.450	05/01/18	1,023,527
1,500,000	g	Novolipetsk Steel via Steel Funding Ltd	4.500	06/15/23	1,530,438
900,000		NRG Energy, Inc	6.250	05/01/24	909,000
1,450,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	1,450,837
150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	209,572
1,150,000		Pacific Gas & Electric Co	4.600	06/15/43	1,282,883
2,750,000		Pacific Gas & Electric Co	4.250	03/15/46	2,929,889
1,675,000		Pacific Gas & Electric Co	4.000	12/01/46	1,724,932
1,800,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	1,931,740
3,600,000	g	Perusahaan Listrik Negara PT	4.125	05/15/27	3,537,830
2,000,000	g	Petroleos del Peru S.A.	4.750	06/19/32	1,985,000
2,125,000		Phillips 66 Partners LP	3.550	10/01/26	2,064,240
950,000		Phillips 66 Partners LP	4.900	10/01/46	938,178
135,000		Potomac Electric Power Co	7.900	12/15/38	203,080
3,875,000		PPL Capital Funding, Inc	4.200	06/15/22	4,102,827
1,000,000		PPL Electric Utilities Corp	3.000	09/15/21	1,025,804
565,000		Progress Energy, Inc	7.050	03/15/19	611,642
1,780,000		Public Service Co of Oklahoma	5.150	12/01/19	1,897,403
440,000		Public Service Electric & Gas Co	5.300	05/01/18	453,945
700,000		Public Service Electric & Gas Co	3.800	03/01/46	712,888
3,325,000	g	Saka Energi Indonesia PT	4.450	05/05/24	3,335,716
1,150,000		Sempra Energy	2.875	10/01/22	1,152,694
1,750,000		Southern Co	4.400	07/01/46	1,784,354
1,175,000		Southern Co Gas Capital Corp	3.950	10/01/46	1,123,253
4,950,000		Southern Power Co	2.500	12/15/21	4,904,420
1,925,000		Southern Power Co	4.150	12/01/25	2,010,460
1,250,000		Spectra Energy Partners LP	3.500	03/15/25	1,237,356
1,350,000		Spectra Energy Partners LP	3.375	10/15/26	1,319,717
2,025,000		Spectra Energy Partners LP	4.500	03/15/45	1,998,507
1,650,000	g	Tengizchevroil Finance Co International Ltd	4.000	08/15/26	1,588,389
2,000,000	g	United Bank for Africa plc	7.750	06/08/22	1,929,246
845,000		Virginia Electric & Power Co	2.950	01/15/22	862,501
2,075,000		Virginia Electric & Power Co	3.500	03/15/27	2,133,839
2,350,000		Virginia Electric & Power Co	4.000	11/15/46	2,426,728
1,850,000	g	VM Holding S.A.	5.375	05/04/27	1,867,575
425,000		Western Gas Partners LP	4.000	07/01/22	435,616
1,434,000		Western Gas Partners LP	3.950	06/01/25	1,424,795
22

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
	$3,550,000		Western Gas Partners LP	4.650%	07/01/26	$3,634,249
	925,000		Western Gas Partners LP	5.450	04/01/44	940,143
	850,000		Williams Partners LP	3.600	03/15/22	868,318
	825,000		Williams Partners LP	4.500	11/15/23	880,527
	1,500,000		Williams Partners LP	3.750	06/15/27	1,484,898
	625,000		Williams Partners LP	4.900	01/15/45	626,644
	1,000,000		Wisconsin Power & Light Co	4.100	10/15/44	1,023,274
	1,800,000		Xcel Energy, Inc	3.350	12/01/26	1,816,835
	470,000		Xcel Energy, Inc	4.800	09/15/41	502,511
			TOTAL UTILITIES			198,541,145

			TOTAL CORPORATE BONDS			1,492,696,319
			(Cost $1,473,344,135)

GOVERNMENT BONDS - 34.4%

AGENCY SECURITIES - 0.5%
	2,723,984		AMAL Ltd	3.465	08/21/21	2,801,440
	4,500,000		Amber Circle Funding Ltd	3.250	12/04/22	4,564,246
	10,325,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	10,463,417
	1,720,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	1,796,420
			TOTAL AGENCY SECURITIES			19,625,523

FOREIGN GOVERNMENT BONDS - 3.5%
	2,000,000	g	Abu Dhabi Government International Bond	3.125	05/03/26	2,021,436
	2,200,000		Argentine Republic Government International Bond	5.625	01/26/22	2,252,800
	1,065,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	1,020,974
	1,500,000	g	Bermuda Government International Bond	4.854	02/06/24	1,621,245
	3,450,000	g	Bermuda Government International Bond	3.717	01/25/27	3,463,213
	2,075,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	2,017,938
BRL	4,650,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	1,406,793
	$1,500,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	1,497,908
	2,575,000		Colombia Government International Bond	2.625	03/15/23	2,510,625
	1,000,000		Colombia Government International Bond	4.500	01/28/26	1,065,000
	3,200,000		Colombia Government International Bond	5.000	06/15/45	3,219,200
	2,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	2,625,000
	3,000,000	g	Croatia Government International Bond	6.750	11/05/19	3,266,382
	2,425,000	g	Ecuador Government International Bond	9.650	12/13/26	2,421,847
	2,225,000	g	Egypt Government International Bond	6.125	01/31/22	2,273,214
	1,250,000	g	El Salvador Government International Bond	5.875	01/30/25	1,121,875
	725,000	g	El Salvador Government International Bond	8.625	02/28/29	754,000
	395,000		European Investment Bank	4.875	02/15/36	504,541
	1,500,000	g	Export-Import Bank of China	2.850	09/16/20	1,498,380
	1,100,000	g	Export-Import Bank of India	3.375	08/05/26	1,076,627
	2,900,000		Export-Import Bank of Korea	2.250	01/21/20	2,894,693
	850,000	g	Guatemala Government International Bond	4.500	05/03/26	859,002
	1,325,000	g	Guatemala Government International Bond	4.375	06/05/27	1,315,063
	1,300,000	g	Honduras Government International Bond	7.500	03/15/24	1,438,125
	1,500,000	g	Indonesia Government International Bond	4.125	01/15/25	1,545,620
	900,000	g	Indonesia Government International Bond	5.125	01/15/45	964,103
IDR	25,500,000,000		Indonesia Treasury Bond	7.500	08/15/32	1,937,183
	$1,205,000		Italy Government International Bond	6.875	09/27/23	1,411,817
	1,950,000	g	Ivory Coast Government International Bond	6.125	06/15/33	1,867,751
23

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
	$1,813,000	g,i	Ivory Coast Government International Bond (Step Bond)	5.750%	12/31/32	$1,737,452
	1,525,000		Jamaica Government International Bond	8.000	03/15/39	1,799,500
	2,500,000		Japan Bank for International Cooperation	2.375	04/20/26	2,423,610
	1,280,000	g	Japan Finance Organization for Municipalities	2.125	04/13/21	1,260,979
	2,000,000	g	Kazakhstan Government International Bond	6.500	07/21/45	2,368,750
	3,000,000	g,i	Kommunalbanken AS.	1.352	02/20/18	3,002,760
	1,150,000	g	Kommunalbanken AS.	1.375	10/26/20	1,132,254
	750,000		Korea Development Bank	2.500	03/11/20	752,907
	1,650,000	g	Korea Housing Finance Corp	2.000	10/11/21	1,597,266
	3,550,000	g	Kuwait International Government Bond	2.750	03/20/22	3,557,679
	2,698,000		Landwirtschaftliche Rentenbank	2.000	01/13/25	2,629,751
	1,000,000	g	Lithuania Government International Bond	6.625	02/01/22	1,175,430
MXN	19,270,000		Mexican Bonos	8.000	12/07/23	1,135,108
	$1,800,000		Mexico Government International Bond	4.000	10/02/23	1,881,990
	2,200,000		Mexico Government International Bond	4.150	03/28/27	2,278,100
	3,550,000		Mexico Government International Bond	4.750	03/08/44	3,553,550
	4,775,000	g	Morocco Government International Bond	5.500	12/11/42	5,294,697
	2,000,000	g	Nacional Financiera SNC	3.375	11/05/20	2,057,500
	2,000,000		Nigeria Government International Bond	5.625	06/27/22	1,977,000
	1,850,000	g	Oman Government International Bond	6.500	03/08/47	1,888,813
	1,950,000		Panama Government International Bond	6.700	01/26/36	2,510,625
	2,000,000		Panama Government International Bond	4.500	05/15/47	2,025,000
	540,000	g	Paraguay Government International Bond	4.700	03/27/27	554,175
	1,500,000	g	Perusahaan Penerbit SBSN Indonesia III	3.400	03/29/22	1,515,000
PEN	2,768,000	g	Peruvian Government International Bond	8.200	08/12/26	1,020,838
	5,784,000	g	Peruvian Government International Bond	6.350	08/12/28	1,893,076
	$1,300,000		Peruvian Government International Bond	8.750	11/21/33	1,992,250
	850,000		Peruvian Government International Bond	5.625	11/18/50	1,029,775
	1,050,000		Poland Government International Bond	5.000	03/23/22	1,165,513
	620,000		Province of Quebec Canada	7.500	09/15/29	884,960
	2,700,000	g	Provincia de Buenos Aires	7.875	06/15/27	2,795,310
	1,500,000	g	Provincia de Mendoza Argentina	8.375	05/19/24	1,599,705
	1,200,000	g	Republic of Ghana	7.875	08/07/23	1,223,812
	1,400,000	g	Republic of Paraguay	6.100	08/11/44	1,550,500
	1,000,000	g	Republic of Serbia	7.250	09/28/21	1,154,395
	2,500,000	g	Saudi Government International Bond	3.250	10/26/26	2,478,850
	1,200,000	g	Senegal Government International Bond	6.250	05/23/33	1,215,984
	2,000,000		South Africa Government International Bond	5.875	09/16/25	2,151,500
ZAR	22,000,000		South Africa Government International Bond	10.500	12/21/26	1,865,650
	$400,000		South Africa Government International Bond	4.300	10/12/28	373,827
	2,325,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	2,516,813
	1,500,000	g	Sri Lanka Government International Bond	5.750	01/18/22	1,550,040
	1,550,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,632,576
	1,625,000	g	Sri Lanka Government International Bond	6.200	05/11/27	1,622,421
	1,700,000		Svensk Exportkredit AB	1.750	05/18/20	1,697,270
	5,400,000		Turkey Government International Bond	3.250	03/23/23	5,068,175
	275,000		Turkey Government International Bond	5.750	03/22/24	290,910
	2,500,000		Turkey Government International Bond	6.000	03/25/27	2,658,020
	1,050,000		Turkey Government International Bond	6.875	03/17/36	1,179,071
UYU	41,525,000	g	Uruguay Government International Bond	9.875	06/20/22	1,489,907
	$1,025,000		Uruguay Government International Bond	4.375	10/27/27	1,089,063
	2,000,000		Uruguay Government International Bond	5.100	06/18/50	2,037,500
	2,400,000	g	Zambia Government International Bond	8.500	04/14/24	2,501,467
			TOTAL FOREIGN GOVERNMENT BONDS			151,711,429
24

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
MORTGAGE BACKED - 15.7%
$5,903,942		Federal Home Loan Mortgage Corp (FHLMC)	3.500%	08/15/42	$6,104,416
9,704,023		FHLMC	3.500	08/15/43	10,151,145
6,080,814		FHLMC	3.500	07/15/46	1,162,311
3,351		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20	3,479
3,928,505		FGLMC	3.500	03/01/27	4,093,988
176		FGLMC	6.500	10/01/28	195
5,352		FGLMC	6.500	01/01/29	5,920
1,560		FGLMC	6.500	03/01/29	1,748
25,211		FGLMC	6.500	07/01/29	27,886
1,012		FGLMC	8.000	01/01/31	1,146
8,636		FGLMC	6.500	09/01/31	10,023
28,146		FGLMC	8.000	09/01/31	32,033
118,646		FGLMC	7.000	12/01/31	133,266
120,988		FGLMC	4.500	07/01/33	130,406
384,390		FGLMC	5.000	09/01/33	426,018
161,699		FGLMC	5.500	09/01/33	182,408
169,930		FGLMC	5.500	09/01/33	191,166
249,763		FGLMC	5.500	10/01/33	281,028
320,462		FGLMC	5.500	12/01/33	358,645
815,014		FGLMC	7.000	12/01/33	944,583
185,263		FGLMC	5.000	01/01/34	203,367
268,332		FGLMC	4.500	04/01/35	288,454
269,416		FGLMC	7.000	05/01/35	310,561
43,830		FGLMC	5.000	02/01/36	47,819
1,334		FGLMC	6.500	05/01/36	1,476
221,484		FGLMC	5.000	04/01/38	243,881
200,592		FGLMC	5.000	07/01/39	220,174
2,215,172	w	FGLMC	4.500	11/01/40	2,414,757
2,501,133	w	FGLMC	4.500	12/01/40	2,728,191
292,116		FGLMC	4.500	11/01/44	318,588
238,815		FGLMC	4.500	11/01/44	260,574
185,477		FGLMC	4.500	12/01/44	202,217
109,431		FGLMC	4.500	12/01/44	118,052
1,615,072		FGLMC	3.500	04/01/45	1,670,134
14,676,722		FGLMC	3.500	10/01/45	15,167,269
12,458,387		FGLMC	4.000	12/01/45	13,234,987
1,813,365		FGLMC	4.000	05/01/46	1,920,379
38,197,643		FGLMC	3.500	08/01/46	39,472,893
478		Federal National Mortgage Association (FNMA)	8.000	07/01/24	548
327		FNMA	7.500	01/01/29	362
1,074		FNMA	6.500	04/01/29	1,188
1,836		FNMA	7.500	03/01/31	2,152
701		FNMA	7.500	05/01/31	707
5,116,707		FNMA	2.500	07/01/31	5,149,371
207,742		FNMA	2.500	07/01/31	209,068
1,227,428		FNMA	2.500	08/01/31	1,235,270
706		FNMA	6.500	09/01/31	781
493,253		FNMA	2.500	10/01/31	496,406
146,284		FNMA	2.500	10/01/31	147,240
98,986		FNMA	2.500	11/01/31	99,620
25

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$291,903		FNMA	2.500%	11/01/31	$293,769
196,001		FNMA	2.500	11/01/31	197,253
408,966		FNMA	2.500	11/01/31	411,582
358,768		FNMA	2.500	11/01/31	361,116
8,884		FNMA	6.500	11/01/31	10,238
279,896		FNMA	2.500	12/01/31	281,688
185,937		FNMA	2.500	12/01/31	187,155
139,566		FNMA	2.500	12/01/31	140,480
764,722		FNMA	2.500	12/01/31	769,611
606,133		FNMA	2.500	12/01/31	610,013
5,829,133		FNMA	3.500	02/01/32	6,075,811
5,000,000		FNMA	3.000	07/01/32	5,134,558
6,089,161		FNMA	3.500	07/01/32	6,348,029
142,024		FNMA	6.500	07/01/32	163,805
13,000,000	h	FNMA	2.500	08/25/32	13,050,040
9,000,000	h	FNMA	3.000	08/25/32	9,226,406
1,911,253		FNMA	5.000	06/01/33	2,096,681
3,252,190		FNMA	5.000	10/01/33	3,567,462
1,449,543		FNMA	5.500	03/01/34	1,624,538
20,147		FNMA	6.000	11/01/34	22,657
1,893,767		FNMA	5.000	05/01/35	2,078,734
1,407,622		FNMA	5.000	10/01/35	1,545,523
6,753		FNMA	5.000	11/01/35	6,971
748,625		FNMA	5.000	02/01/36	821,808
547,711		FNMA	5.500	08/01/37	614,809
182,748		FNMA	6.000	09/01/37	210,976
1,389,736		FNMA	5.500	04/01/38	1,547,475
741,784		FNMA	5.500	11/01/38	857,640
44,811		FNMA	4.500	04/01/39	48,823
765,997		FNMA	4.500	05/01/39	831,100
116,488		FNMA	4.000	07/01/39	123,490
575,872		FNMA	5.500	08/01/39	648,259
66,893		FNMA	4.500	02/01/40	72,890
1,777,829		FNMA	4.500	03/01/40	1,929,520
452,747		FNMA	5.000	08/01/40	495,139
945,214		FNMA	5.000	09/01/40	1,032,737
18,874		FNMA	6.000	10/01/40	21,511
190,347		FNMA	4.500	11/01/40	208,231
1,833,335		FNMA	4.500	01/01/41	1,990,283
4,609,247		FNMA	4.500	01/01/41	5,024,910
313,508		FNMA	4.500	01/01/41	342,968
269,697		FNMA	4.500	02/01/41	295,042
1,214,569		FNMA	5.000	05/01/41	1,328,187
337,495		FNMA	4.500	06/01/41	369,214
274,259		FNMA	4.500	06/01/41	300,034
1,330,441		FNMA	5.000	07/01/41	1,457,229
789,663		FNMA	4.500	09/01/41	857,105
293,987		FNMA	4.500	12/01/41	321,616
7,240,989		FNMA	5.500	12/01/41	8,286,513
722,937		FNMA	4.500	01/01/42	788,083
342,099		FNMA	4.500	01/01/42	374,252
26

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$292,180		FNMA	4.500%	03/01/42	$319,634
5,751,675		FNMA	3.000	03/25/42	5,862,406
299,089		FNMA	4.500	04/01/42	325,779
1,083,629		FNMA	4.500	04/01/42	1,171,629
387,658		FNMA	4.500	06/01/42	424,082
956,249		FNMA	4.500	06/01/42	1,032,904
4,847,780		FNMA	3.000	06/25/42	4,935,152
280,513		FNMA	4.500	07/01/42	306,869
1,726,919		FNMA	4.500	08/01/42	1,873,358
35,073		FNMA	3.000	10/01/42	35,214
300,969		FNMA	3.000	10/01/42	302,176
5,432,979		FNMA	3.500	11/25/42	1,073,353
4,045,293	w	FNMA	3.000	01/01/43	4,061,531
1,044,697	h	FNMA	4.500	01/01/43	1,122,268
5,051,953	w	FNMA	3.000	02/01/43	5,072,199
3,481,259		FNMA	3.000	02/25/43	3,560,513
1,993		FNMA	3.000	04/01/43	2,001
3,444,958		FNMA	3.000	08/25/43	3,524,952
1,705,757		FNMA	4.500	10/01/43	1,851,263
2,335,104		FNMA	4.000	04/01/44	2,475,706
740,602		FNMA	4.000	06/01/44	785,105
958,215		FNMA	4.000	06/01/44	1,016,062
1,742,344		FNMA	4.500	06/01/44	1,896,871
6,324,286		FNMA	4.500	06/01/44	6,887,618
922,255		FNMA	4.000	07/01/44	977,702
267,128		FNMA	4.000	07/01/44	283,193
358,962		FNMA	4.000	08/01/44	380,556
1,578,321		FNMA	4.000	08/01/44	1,673,198
2,739,075		FNMA	4.000	08/01/44	2,903,785
1,189,338		FNMA	4.000	08/01/44	1,260,381
4,047,444		FNMA	4.500	08/01/44	4,409,381
248,274		FNMA	4.000	09/01/44	263,203
227,729		FNMA	4.000	09/01/44	241,439
969,043		FNMA	4.000	10/01/44	1,027,300
5,247,645		FNMA	4.500	10/01/44	5,717,225
3,914,133		FNMA	4.500	11/01/44	4,264,450
2,409,777		FNMA	4.000	12/01/44	2,565,510
853,266		FNMA	4.500	12/01/44	934,251
1,939,309		FNMA	4.000	01/01/45	2,065,259
481,414		FNMA	3.500	03/01/45	496,985
291,321		FNMA	3.500	03/01/45	300,722
3,804,124		FNMA	3.500	05/01/45	3,932,019
560,488		FNMA	4.000	05/01/45	596,900
1,236,947		FNMA	4.000	06/01/45	1,317,316
6,022,023		FNMA	4.000	07/01/45	6,394,420
802,509		FNMA	4.000	08/01/45	854,441
15,242,287		FNMA	4.000	09/01/45	16,227,974
1,800,372		FNMA	4.000	11/01/45	1,917,420
915,462		FNMA	4.000	12/01/45	974,694
8,451,971		FNMA	3.500	01/01/46	8,726,755
7,757,786		FNMA	4.000	01/01/46	8,232,674
3,821,681		FNMA	3.500	02/01/46	3,935,292
6,725,937		FNMA	3.500	06/01/46	6,945,357
27

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,808,640		FNMA	3.500%	10/25/46	$402,473
21,776,929		FNMA	3.000	11/01/46	21,758,254
23,704,051		FNMA	3.000	12/01/46	23,683,724
12,963,232	h	FNMA	3.500	12/01/46	13,318,391
1,045,468		FNMA	4.000	12/01/46	1,113,778
20,076,734		FNMA	3.000	01/01/47	20,059,517
37,021,116	h	FNMA	3.500	01/01/47	38,035,397
23,797,838		FNMA	4.000	07/01/47	25,023,955
21,000,000	h	FNMA	4.500	07/01/47	22,561,215
7,000,000	h	FNMA	4.000	07/25/47	7,357,109
2,000,000	h	FNMA	4.500	07/25/47	2,144,842
12,000,000	h	FNMA	3.500	08/25/47	12,299,639
13,000,000	h	FNMA	4.000	08/25/47	13,639,590
77		Government National Mortgage Association (GNMA)	7.000	01/15/28	84
1,509		GNMA	7.000	02/15/28	1,542
532		GNMA	7.000	06/15/28	545
722		GNMA	7.000	06/15/28	780
1,109		GNMA	6.500	09/15/28	1,213
2,304		GNMA	6.500	09/15/28	2,520
5,120		GNMA	6.500	11/15/28	5,599
2,766		GNMA	7.500	11/15/28	3,067
525		GNMA	8.500	07/15/30	528
15,809		GNMA	8.500	10/15/30	16,653
7,902		GNMA	8.500	10/20/30	9,308
914		GNMA	8.500	12/15/30	1,133
1,494		GNMA	7.000	06/20/31	1,785
3,400		GNMA	7.000	07/15/31	3,549
3,597		GNMA	7.000	07/15/31	3,948
445		GNMA	6.500	03/15/33	495
22,321		GNMA	6.000	10/20/36	25,751
25,240		GNMA	6.000	01/20/37	28,865
87,775		GNMA	6.000	02/20/37	99,903
57,369		GNMA	6.000	08/20/38	64,803
75,486		GNMA	6.500	11/20/38	86,248
13,545		GNMA	4.500	02/20/39	14,907
638,873		GNMA	5.000	06/15/39	711,534
1,326,490		GNMA	4.500	09/20/39	1,447,744
18,922		GNMA	4.500	08/20/41	20,834
66,375		GNMA	4.500	09/20/41	73,080
7,443,415		GNMA	3.500	10/20/42	1,415,560
14,087		GNMA	4.500	01/20/44	15,504
17,493		GNMA	4.500	02/20/44	19,251
213,225		GNMA	4.500	05/20/44	234,706
28,147		GNMA	4.500	05/20/44	30,978
211,231		GNMA	4.500	08/20/44	232,448
213,409		GNMA	4.500	09/20/44	234,787
75,999		GNMA	4.500	10/20/44	83,243
57,637		GNMA	4.500	11/20/44	61,923
144,155		GNMA	4.500	12/20/44	158,620
213,512		GNMA	4.500	02/20/45	234,890
234,921		GNMA	4.500	08/20/45	258,656
28

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$263,740		GNMA	4.500%	08/20/45	$290,230
235,353		GNMA	4.500	12/20/45	259,125
8,890,278		GNMA	3.500	11/20/46	1,784,321
40,872,334		GNMA	3.000	05/20/47	41,324,327
18,959,050		GNMA	3.500	05/20/47	19,653,677
31,780,000		GNMA	3.500	06/20/47	32,944,364
10,000,000		GNMA	4.000	06/20/47	10,556,452
4,000,000	h	GNMA	3.500	07/20/47	4,142,188
		TOTAL MORTGAGE BACKED			653,510,259

MUNICIPAL BONDS - 5.8%
28,410,000		California State University	3.899	11/01/47	29,201,502
2,500,000		Commonwealth of Massachusetts	3.277	06/01/46	2,354,750
1,875,000		County of Miami-Dade FL Aviation Revenue	1.885	10/01/21	1,822,463
1,500,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,457,790
1,500,000		County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	1,450,770
3,500,000		County of Miami-Dade FL Aviation Revenue	2.504	10/01/24	3,379,880
3,500,000		County of Miami-Dade FL Aviation Revenue	2.604	10/01/25	3,371,445
2,500,000		County of Miami-Dade FL Aviation Revenue	2.704	10/01/26	2,403,475
4,265,000		Denver City & County School District No. 1	3.598	12/15/27	4,420,374
15,000,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	15,085,050
8,840,000		Health & Educational Facilities Authority of the State of Missouri	3.651	01/15/46	8,942,721
1,870,000		Imperial Irrigation District Electric System Revenue	0.995	11/01/17	1,866,727
1,890,000		Imperial Irrigation District Electric System Revenue	1.095	11/01/18	1,877,261
5,265,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.125	09/01/19	5,194,712
2,350,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.500	09/01/21	2,279,218
1,000,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	2.000	09/01/22	981,800
4,805,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	4,619,143
6,000,000		New York State Dormitory Authority	3.879	07/01/46	5,757,360
25,830,000		Ohio State University	3.798	12/01/46	26,496,931
7,500,000		Port of Morrow OR	1.582	09/01/20	7,389,225
5,000,000		Port of Morrow OR	1.782	09/01/21	4,906,950
1,000,000		Regents of the University of California Medical Center Pooled Revenue	2.037	05/15/23	964,690
1,000,000		Regents of the University of California Medical Center Pooled Revenue	2.259	05/15/24	962,030
1,250,000		Regents of the University of California Medical Center Pooled Revenue	2.359	05/15/25	1,195,938
1,785,000		Regents of the University of California Medical Center Pooled Revenue	2.459	05/15/26	1,699,124
1,600,000		Regents of the University of California Medical Center Pooled Revenue	2.559	05/15/27	1,512,048
700,000		Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	659,883
905,000		Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	851,623
4,500,000		San Francisco City & County Redevelopment Agency	2.526	08/01/20	4,532,130
5,000,000		San Francisco City & County Redevelopment Agency	2.813	08/01/21	5,062,150
29

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$875,000	San Francisco City & County Redevelopment Agency	3.113%	08/01/22	$894,320
3,460,000	State of Georgia	1.910	02/01/23	3,378,240
1,200,000	State of Illinois	5.665	03/01/18	1,219,620
4,800,000	State of Illinois	4.350	06/01/18	4,812,624
1,845,000	State of Illinois	4.700	01/01/21	1,859,428
13,000,000	State of Michigan	1.779	11/01/21	12,791,220
7,000,000	State of Michigan	1.966	11/01/22	6,835,010
9,900,000	State of Wisconsin	3.154	05/01/27	9,951,480
1,763,000	State Public School Building Authority	5.000	09/15/27	1,930,661
7,500,000	Texas A&M University	3.993	05/15/37	7,706,175
640,000	Texas Public Finance Authority	5.250	07/01/17	640,070
2,500,000	University of California	0.993	05/15/18	2,489,850
1,185,000	University of California	1.228	05/15/19	1,172,451
1,920,000	University of California	1.534	05/15/20	1,902,758
1,000,000	University of California	1.784	05/15/21	985,110
15,000,000	University of California	1.910	05/15/21	14,901,300
3,000,000	University of California	2.020	05/15/22	2,954,280
3,000,000	University of California	2.220	05/15/23	2,938,050
2,000,000	University of California	2.439	05/15/24	1,961,040
2,000,000	University of California	2.589	05/15/25	1,951,020
6,635,000	University of California	3.552	05/15/39	6,433,429
	TOTAL MUNICIPAL BONDS			242,407,299

U.S. TREASURY SECURITIES - 8.9%
2,560,000	United States Treasury Bond	5.250	11/15/28	3,296,699
5,000,000	United States Treasury Bond	4.500	02/15/36	6,461,915
2,250,000	United States Treasury Bond	4.750	02/15/37	3,000,850
61,050,000	United States Treasury Bond	3.500	02/15/39	69,060,431
16,015,000	United States Treasury Bond	3.875	08/15/40	19,078,493
14,380,000	United States Treasury Bond	2.500	05/15/46	13,402,045
29,660,000	United States Treasury Bond	3.000	02/15/47	30,649,428
48,600,000	United States Treasury Bond	3.000	05/15/47	50,244,041
2,900,000	United States Treasury Note	0.875	05/31/18	2,889,804
1,600,000	United States Treasury Note	0.750	08/31/18	1,589,437
4,375,000	United States Treasury Note	1.000	11/30/18	4,353,807
2,550,000	United States Treasury Note	1.250	12/31/18	2,545,915
740,000	United States Treasury Note	1.125	02/28/19	737,225
1,000,000	United States Treasury Note	1.250	03/31/19	997,891
1,330,000	United States Treasury Note	1.250	04/30/19	1,326,779
11,005,000	United States Treasury Note	1.250	05/31/19	10,978,775
810,000	United States Treasury Note	0.875	09/15/19	800,476
3,080,000	United States Treasury Note	1.625	03/15/20	3,089,505
5,165,000	United States Treasury Note	1.500	05/15/20	5,158,947
310,000	United States Treasury Note	2.125	01/31/21	314,710
1,775,000	United States Treasury Note	1.375	05/31/21	1,750,317
715,000	United States Treasury Note	2.000	05/31/21	722,234
280,000	United States Treasury Note	2.000	08/31/21	282,439
885,000	United States Treasury Note	1.750	03/31/22	880,471
1,900,000	United States Treasury Note	1.750	04/30/22	1,888,942
31,511,000	United States Treasury Note	1.750	05/31/22	31,322,659
1,930,000	United States Treasury Note	2.125	06/30/22	1,950,732
1,077,000	United States Treasury Note	1.875	08/31/22	1,074,729
510,000	United States Treasury Note	1.375	06/30/23	490,935
30

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$12,540,000		United States Treasury Note	1.250%	07/31/23	$11,969,819
1,900,000		United States Treasury Note	1.375	08/31/23	1,825,039
4,620,000		United States Treasury Note	1.375	09/30/23	4,433,758
35,650,000		United States Treasury Note	2.250	12/31/23	35,996,768
2,865,000		United States Treasury Note	2.000	04/30/24	2,842,730
24,555,000		United States Treasury Note	2.000	05/31/24	24,350,702
20,265,000		United States Treasury Note	2.375	05/15/27	20,395,608
		TOTAL U.S. TREASURY SECURITIES			372,155,055

		TOTAL GOVERNMENT BONDS			1,439,409,565
		(Cost $1,437,956,888)

STRUCTURED ASSETS - 24.7%

ASSET BACKED - 11.5%
159,019	i	ACE Securities Corp Home Equity Loan Trust	1.951	08/25/35	159,002
		Series - 2005 HE5 (Class M2)
3,800,000		Ally Auto Receivables Trust	2.100	03/15/22	3,809,220
		Series - 2017 2 (Class A4)
8,207,000		AmeriCredit Automobile Receivables Trust	3.000	07/08/19	8,259,123
		Series - 2013 3 (Class D)
1,550,000		AmeriCredit Automobile Receivables Trust	2.400	01/08/21	1,562,080
		Series - 2015 2 (Class C)
1,500,000		AmeriCredit Automobile Receivables Trust	1.460	05/10/21	1,495,663
		Series - 2016 3 (Class A3)
5,250,000		AmeriCredit Automobile Receivables Trust	1.530	07/08/21	5,229,045
		Series - 2016 4 (Class A3)
1,845,000		AmeriCredit Automobile Receivables Trust	3.340	08/08/21	1,870,955
		Series - 2015 3 (Class D)
3,500,000		AmeriCredit Automobile Receivables Trust	1.870	08/18/21	3,498,802
		Series - 2017 1 (Class A3)
5,500,000		AmeriCredit Automobile Receivables Trust	2.740	12/08/22	5,461,747
		Series - 2016 4 (Class D)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
9,800,000	g	Avis Budget Rental Car Funding AESOP LLC	3.040	03/20/19	9,851,163
		Series - 2012 3A (Class B)
6,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.070	09/20/23	5,992,490
		Series - 2017 1A (Class A)
1,500,000	g	Bowman Park CLO Ltd	3.545	11/23/25	1,513,941
		Series - 2014 1A (Class B2R)
4,716,511		Capital Auto Receivables Asset Trust	1.620	03/20/19	4,717,931
		Series - 2015 4 (Class A2)
1,500,000		Capital Auto Receivables Asset Trust	1.630	01/20/21	1,494,889
		Series - 2016 2 (Class A4)
2,250,000		Capital Auto Receivables Asset Trust	1.690	03/20/21	2,244,941
		Series - 2016 3 (Class A4)
6,000,000	g	Capital Automotive REIT	3.660	10/15/44	6,019,689
		Series - 2014 1A (Class A)
10,482,500	g	Capital Automotive REIT	3.870	04/15/47	10,606,788
		Series - 2017 1A (Class A1)
9,000,000		Capital One Multi-Asset Execution Trust	2.430	01/15/25	9,121,488
		Series - 2017 A3 (Class A3)
2,500,000	g,i	Carlyle Global Market Strategies Ltd	6.456	04/20/27	2,456,743
		Series - 2015 1A (Class E1)
31

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,500,000		CarMax Auto Owner Trust	1.600%	01/18/22	$1,484,188
		Series - 2016 3 (Class A4)
4,850,000		CarMax Auto Owner Trust	2.250	09/15/22	4,850,686
		Series - 2017 2 (Class A4)
9,500,000		CarMax Auto Owner Trust	2.270	09/15/22	9,572,512
		Series - 2017 1 (Class A4)
13,145,085	g,i	CBRE Realty Finance	1.450	04/07/52	5,612,386
		Series - 2007 1A (Class A2)
172,531	i,m	CCR, Inc	1.439	07/10/17	172,485
		Series - 2010 CX (Class C)
1,000,000	g	Cent CLO 21 Ltd	3.500	07/27/26	1,015,654
		Series - 2014 21A (Class A2BR)
1,250,000	g,i	CIFC Funding Ltd	6.153	01/22/27	1,197,200
		Series - 2015 1A (Class E1)
121,390	i	CIT Group Home Equity Loan Trust (Step Bond)	6.200	02/25/30	123,296
		Series - 2002 1 (Class AF6)
1,341,324		Citigroup Commercial Mortgage Trust	1.847	11/10/48	1,339,082
		Series - 2015 GC35 (Class A1)
2,250,000		CNH Equipment Trust	1.630	08/15/21	2,245,866
		Series - 2016 B (Class A3)
3,500,000		CNH Equipment Trust	1.440	12/15/21	3,475,243
		Series - 2016 C (Class A3)
3,500,000		CNH Equipment Trust	2.480	02/15/24	3,533,082
		Series - 2017 A (Class A4)
2,250,000	g	DaimlerChrysler Capital Auto Receivables Trust	1.640	07/15/21	2,243,458
		Series - 2016 BA (Class A3)
10,557,000	g	DB Master Finance LLC	3.262	02/20/45	10,620,236
		Series - 2015 1A (Class A2I)
4,887,500	g	DB Master Finance LLC	3.980	02/20/45	5,011,349
		Series - 2015 1A (Class A2II)
5,000,000		Discover Card Execution Note Trust	2.390	07/15/24	5,044,934
		Series - 2017 A2 (Class A2)
12,437,215	g	Domino’s Pizza Master Issuer LLC	5.216	01/25/42	12,443,185
		Series - 2012 1A (Class A2)
2,962,500	g	Domino’s Pizza Master Issuer LLC	3.484	10/25/45	2,991,918
		Series - 2015 1A (Class A2I)
888,750	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	916,755
		Series - 2015 1A (Class A2II)
16,200,000	g,h	Domino’s Pizza Master Issuer LLC	3.082	07/25/47	16,121,527
		Series - 2017 1A (Class A2II)
2,250,000	g	FOCUS Brands Funding LLC	3.857	04/30/47	2,280,892
		Series - 2017 1A (Class A2I)
5,000,000		Ford Credit Auto Lease Trust	1.880	04/15/20	5,005,378
		Series - 2017 A (Class A3)
5,000,000	g	Ford Credit Auto Owner Trust	2.150	07/15/26	5,019,692
		Series - 2015 1 (Class A)
8,593,000	g	Ford Credit Auto Owner Trust	2.440	01/15/27	8,684,842
		Series - 2015 2 (Class A)
6,500,000	g	Ford Credit Auto Owner Trust	2.310	08/15/27	6,534,059
		Series - 2016 1 (Class A)
11,000,000	g	Ford Credit Auto Owner Trust	2.030	12/15/27	10,918,747
		Series - 2016 2 (Class A)
6,000,000	g	Ford Credit Auto Owner Trust	2.620	08/15/28	6,071,356
		Series - 2017 1 (Class A)
32

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,500,000		Ford Credit Floorplan Master Owner Trust	2.070%	05/15/22	$1,500,183
		Series - 2017 1 (Class A1)
5,000,000		Ford Credit Floorplan Master Owner Trust	2.390	08/15/22	5,045,939
		Series - 2015 5 (Class A)
3,500,000		GM Financial Automobile Leasing Trust	2.020	09/21/20	3,495,674
		Series - 2017 2 (Class A3)
1,500,000	g	GMF Floorplan Owner Revolving Trust	1.960	05/17/21	1,502,464
		Series - 2016 1 (Class A1)
10,000,000	g	GMF Floorplan Owner Revolving Trust	2.220	01/18/22	10,039,539
		Series - 2017 1 (Class A1)
4,500,000	g	Hertz Vehicle Financing LLC	1.830	08/25/19	4,485,650
		Series - 2013 1A (Class A2)
2,625,000	g	Hertz Vehicle Financing LLC	2.270	07/25/20	2,603,377
		Series - 2016 3A (Class A)
3,659,811	g	Hilton Grand Vacations Trust	2.660	12/26/28	3,661,227
		Series - 2017 AA (Class A)
2,744,858	g,i	Hilton Grand Vacations Trust	2.960	12/26/28	2,755,636
		Series - 2017 AA (Class B)
1,500,000		John Deere Owner Trust	2.110	12/15/23	1,508,315
		Series - 2017 A (Class A4)
543,748	i	Lehman XS Trust	1.466	02/25/36	536,521
		Series - 2006 1 (Class 1A1)
1,661,386	i	Lehman XS Trust	6.500	06/25/46	1,429,896
		Series - 2006 13 (Class 2A1)
2,000,000	g	Madison Park Funding XIII Ltd	3.300	01/19/25	1,992,803
		Series - 2014 13A (Class B2R)
3,000,000	g,i	Navistar Financial Dealer Note Master Owner Trust II	2.566	09/27/21	3,016,010
		Series - 2016 1 (Class A)
27,633,375	g,i	New Residential Mortgage Loan Trust	4.000	02/25/57	28,726,386
		Series - 2017 1A (Class A1)
1,250,000	g,i	Octagon Investment Partners XXII Ltd	7.122	11/25/25	1,233,908
		Series - 2014 1A (Class E2R)
1,500,000	g	OHA Loan Funding LLC	3.600	10/20/26	1,514,265
		Series - 2014 1A (Class B2R)
360,027	g	OneMain Direct Auto Receivables Trust	2.040	01/15/21	360,434
		Series - 2016 1A (Class A)
570,401	g,i	Orange Lake Timeshare Trust	3.030	07/09/29	569,014
		Series - 2014 AA (Class B)
173,149	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.996	01/25/36	173,162
		Series - 2005 WCH1 (Class M2)
145,688	i	Residential Funding Mortgage Securities II, Inc (Step Bond)	6.060	02/25/36	152,374
		Series - 2006 HI1 (Class M2)
891,468		Santander Drive Auto Receivables Trust	2.270	01/15/19	892,634
		Series - 2013 2013-1 (Class D)
2,500,000		Santander Drive Auto Receivables Trust	1.560	05/15/20	2,499,576
		Series - 2016 2 (Class A3)
800,000		Santander Drive Auto Receivables Trust	1.960	05/15/20	801,152
		Series - 2015 5 (Class B)
4,500,000		Santander Drive Auto Receivables Trust	1.770	09/15/20	4,501,252
		Series - 2017 1 (Class A3)
1,500,000		Santander Drive Auto Receivables Trust	1.870	12/15/20	1,498,594
		Series - 2017 2 (Class A3)
33

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$800,000		Santander Drive Auto Receivables Trust	2.740%	12/15/21	$803,593
		Series - 2015 5 (Class C)
6,000,000		Santander Drive Auto Receivables Trust	2.800	08/15/22	5,974,835
		Series - 2016 3 (Class D)
4,000,000		Santander Drive Auto Receivables Trust	3.170	04/17/23	3,992,942
		Series - 2017 1 (Class D)
2,277,206	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	2,272,809
		Series - 2013 1A (Class A)
551,324	g	Sierra Receivables Funding Co LLC	2.390	11/20/29	551,245
		Series - 2013 1A (Class B)
4,290,111	g	Sierra Receivables Funding Co LLC	3.050	03/22/32	4,311,769
		Series - 2015 1A (Class B)
15,685,498	g	Sierra Receivables Funding Co LLC	2.910	03/20/34	15,813,898
		Series - 2017 1A (Class A)
1,064,145	g	Sierra Receivables Funding Co LLC	3.200	03/20/34	1,072,274
		Series - 2017 1A (Class B)
1,987,827	g	Sierra Timeshare Receivables Funding LLC	2.580	09/20/32	1,991,828
		Series - 2015 3A (Class A)
198,783	g	Sierra Timeshare Receivables Funding LLC	3.080	09/20/32	199,364
		Series - 2015 3A (Class B)
3,401,048	g	Sierra Timeshare Receivables Funding LLC	3.080	03/21/33	3,436,575
		Series - 2016 1A (Class A)
6,558,392	g	Sierra Timeshare Receivables Funding LLC	2.330	07/20/33	6,554,988
		Series - 2016 2A (Class A)
842,259	g	Sierra Timeshare Receivables Funding LLC	2.780	07/20/33	841,553
		Series - 2016 2A (Class B)
4,374,887	g	Sierra Timeshare Receivables Funding LLC	2.430	10/20/33	4,338,387
		Series - 2016 3A (Class A)
2,692,238	g	Sierra Timeshare Receivables Funding LLC	2.630	10/20/33	2,662,180
		Series - 2016 3A (Class B)
4,000,000	g	SMB Private Education Loan Trust	2.490	06/15/27	4,015,815
		Series - 2015 A (Class A2A)
10,860,000	g	SMB Private Education Loan Trust	2.750	07/15/27	10,987,473
		Series - 2015 C (Class A2A)
10,000,000	g	SMB Private Education Loan Trust	2.430	02/17/32	9,912,629
		Series - 2016 B (Class A2A)
5,125,000	g	SMB Private Education Loan Trust	2.880	09/15/34	5,166,049
		Series - 2017 A (Class A2A)
2,891,041	g	SoFi Professional Loan Program LLC	1.530	04/25/33	2,887,572
		Series - 2016 D (Class A2A)
3,000,000	g	SoFi Professional Loan Program LLC	2.340	04/25/33	2,973,038
		Series - 2016 D (Class A2B)
7,355,000	g	SoFi Professional Loan Program LLC	2.490	01/25/36	7,339,271
		Series - 2016 E (Class A2B)
4,246,556	g	SoFi Professional Loan Program LLC	2.760	12/26/36	4,287,614
		Series - 2016 A (Class A2)
1,178,791	g	SoFi Professional Loan Program LLC	1.550	03/26/40	1,175,854
		Series - 2017 A (Class A2A)
1,825,000	g	SoFi Professional Loan Program LLC	2.400	03/26/40	1,807,983
		Series - 2017 A (Class A2B)
7,826,394	g	SoFi Professional Loan Program LLC	1.830	05/25/40	7,820,156
		Series - 2017 B (Class A1FX)
34

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,075,000	g	SoFi Professional Loan Program LLC	2.740%	05/25/40	$5,102,865
		Series - 2017 B (Class A2FX)
1,000,000	g	SoFi Professional Loan Program LLC	2.630	07/25/40	998,145
		Series - 2017 C (Class A2B)
2,065,408	g	SolarCity LMC	4.800	11/20/38	2,051,080
		Series - 2013 1 (Class A)
1,996,819	g	SolarCity LMC	4.020	07/20/44	1,949,782
		Series - 2014 2 (Class A)
2,600,000	g,i	Sound Point Clo XV Ltd	6.999	01/23/29	2,541,273
		Series - 2017 1A (Class E)
12,944,033	g	SpringCastle America Funding LLC	3.050	04/25/29	13,020,337
		Series - 2016 AA (Class A)
2,500,000		Synchrony Credit Card Master Note Trust	2.210	05/15/24	2,502,186
		Series - 2016 2 (Class A)
2,977,500	g	Taco Bell Funding LLC	3.832	05/25/46	3,043,928
		Series - 2016 1A (Class A2I)
2,000,000	g	Verizon Owner Trust	2.060	09/20/21	2,007,262
		Series - 2017 1A (Class A)
15,000,000	g	Verizon Owner Trust	1.920	12/20/21	14,997,702
		Series - 2017 2A (Class A)
2,000,000	g,i	VOLT LIX LLC (Step Bond)	5.375	05/25/47	1,992,526
		Series - 2017 NPL6 (Class A2)
79,427	g,i	Wachovia Loan Trust	1.576	05/25/35	78,914
		Series - 2005 SD1 (Class A)
5,403,750	g	Wendys Funding LLC	3.371	06/15/45	5,450,114
		Series - 2015 1A (Class A2I)
1,000,000		World Financial Network Credit Card Master Trust	2.030	04/15/25	988,142
		Series - 2016 A (Class A)
5,000,000		World Omni Auto Receivables Trust	2.240	06/15/23	5,014,589
		Series - 2017 A (Class A4)
2,500,000		World Omni Automobile Lease Securitization Trust	1.610	01/15/22	2,491,138
		Series - 2016 A (Class A4)
		TOTAL ASSET BACKED			483,813,371

OTHER MORTGAGE BACKED - 13.2%
1,472,959	g	7 WTC Depositor LLC Trust	4.082	03/13/31	1,486,668
		Series - 2012 7WTC (Class A)
1,436,696	i	American Home Mortgage Investment Trust	2.930	10/25/34	1,407,776
		Series - 2004 3 (Class 4A)
526,497	i	Banc of America Commercial Mortgage Trust	5.910	05/10/45	525,808
		Series - 2006 2 (Class C)
182,524	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	183,551
		Series - 2007 1 (Class AM)
8,933,431		Banc of America Commercial Mortgage Trust	1.559	07/15/49	8,871,626
		Series - 2016 UB10 (Class A1)
6,000,000		Banc of America Commercial Mortgage Trust	3.366	02/15/50	6,189,655
		Series - 2017 BNK3 (Class ASB)
2,085,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	2,043,132
		Series - 2007 4 (Class E)
3,658,000	g,i	Banc of America Commercial Mortgage Trust	6.000	02/10/51	3,639,323
		Series - 2007 4 (Class D)
2,000,000	g,i	Bear Stearns Commercial Mortgage Securities Trust	5.471	02/11/41	1,932,574
		Series - 2005 PWR7 (Class E)
1,000,000	g,i	Bear Stearns Commercial Mortgage Securities Trust	5.887	11/11/41	1,010,900
		Series - 2004 PWR6 (Class G)
35

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,154,000	g,i	Bear Stearns Commercial Mortgage Securities Trust	5.759%	02/13/42	$1,161,429
		Series - 2005 T18 (Class F)
9,826,000	i	Bear Stearns Commercial Mortgage Securities Trust	6.136	09/11/42	9,864,140
		Series - 2007 T28 (Class AJ)
672,969	g,i	Bear Stearns Commercial Mortgage Securities Trust	5.387	02/13/46	675,290
		Series - 2004 T16 (Class G)
2,500,000	i	CD Mortgage Trust	6.122	11/15/44	2,511,948
		Series - 2007 CD5 (Class B)
9,000,000		CD Mortgage Trust	3.453	02/10/50	9,325,894
		Series - 2017 CD3 (Class AAB)
1,231,433	i	CHL Mortgage Pass-Through Trust	3.348	02/20/35	1,239,849
		Series - 2004 HYB9 (Class 1A1)
4,237,529	g,i	Citigroup Mortgage Loan Trust	1.204	05/25/37	4,113,217
		Series - 2015 8 (Class 1A1)
12,750,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	13,052,812
		Series - 2007 C3 (Class AJ)
3,244,396	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	3,272,460
		Series - 2007 C3 (Class AM)
2,095,000		COMM Mortgage Trust	3.040	02/10/48	2,153,889
		Series - 2015 LC19 (Class ASB)
8,028,000	g,i	COMM Mortgage Trust	5.991	12/10/49	8,005,741
		Series - 2007 C9 (Class G)
3,365,000	i	COMM Mortgage Trust	5.991	12/10/49	3,362,440
		Series - 2007 C9 (Class C)
9,887,413	i	Connecticut Avenue Securities	3.366	09/25/28	10,028,810
		Series - 2016 C02 (Class 1M1)
5,153,782	i	Connecticut Avenue Securities	3.216	10/25/28	5,248,720
		Series - 2016 C03 (Class 1M1)
15,897,666	i	Connecticut Avenue Securities	2.566	01/25/29	16,027,517
		Series - 2016 C05 (Class 2M1)
15,150,733	i	Connecticut Avenue Securities	2.666	01/25/29	15,339,765
		Series - 2016 C04 (Class 1M1)
8,656,508	i	Connecticut Avenue Securities	2.516	04/25/29	8,776,553
		Series - 2016 C06 (Class 1M1)
38,969,147	i	Connecticut Avenue Securities	2.165	07/25/29	39,383,116
		Series - 2017 C01 (Class 1M1)
7,736,407	i	Connecticut Avenue Securities	2.166	10/25/29	7,774,454
		Series - 2017 C03 (Class 1M1)
5,000,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	5,120,608
		Series - 2007 C4 (Class A1AJ)
6,000,000	i	Credit Suisse Commercial Mortgage Trust	5.949	09/15/39	6,121,150
		Series - 2007 C4 (Class AJ)
661,200	i	Credit Suisse Commercial Mortgage Trust	5.953	09/15/39	660,575
		Series - 2007 C4 (Class A1AM)
523,652	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	536,984
		Series - 2007 C2 (Class AJ)
150,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	148,739
		Series - 2005 C5 (Class F)
5,500,000		CSAIL Commercial Mortgage Trust	3.314	11/15/49	5,665,442
		Series - 2016 C7 (Class ASB)
10,110,000	g,i	DBUBS Mortgage Trust	5.871	11/10/46	11,042,349
		Series - 2011 LC1A (Class C)
4,044,441	i	GE Capital Commercial Mortgage Corp	5.899	11/10/45	4,036,038
		Series - 2005 C4 (Class AJ)
36

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,500,000	i	GE Commercial Mortgage Corp	5.606%	12/10/49	$1,513,184
		Series - 2007 C1 (Class AM)
7,000,000	g	GRACE Mortgage Trust	3.369	06/10/28	7,269,830
		Series - 2014 GRCE (Class A)
23,805,000	i	Greenwich Capital Commercial Funding Corp	5.867	12/10/49	23,869,154
		Series - 2007 GG11 (Class AM)
1,000,000	g	GS Mortgage Securities Corp II	2.933	06/05/31	1,017,190
		Series - 2012 SHOP (Class A)
1,344,000	g	GS Mortgage Securities Corp II	3.551	04/10/34	1,409,336
		Series - 2012 ALOH (Class A)
3,387,466		GS Mortgage Securities Trust	1.478	05/10/49	3,345,794
		Series - 2016 GS2 (Class A1)
8,000,000		GS Mortgage Securities Trust	3.467	03/10/50	8,316,721
		Series - 2017 GS5 (Class AAB)
3,500,000	g,i	Hudson Yards Mortgage Trust	3.076	08/10/38	3,359,325
		Series - 2016 10HY (Class C)
3,000,000	g,i	Hudson Yards Mortgage Trust	3.076	08/10/38	2,924,832
		Series - 2016 10HY (Class B)
298,421	i	Impac CMB Trust	1.876	03/25/35	277,330
		Series - 2004 11 (Class 2A1)
10,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.801	02/15/46	9,925,899
		Series - 2011 C3 (Class E)
6,950,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.801	02/15/46	7,337,084
		Series - 2011 C3 (Class D)
1,825,173	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	1,850,587
		Series - 2007 LD12 (Class AM)
491,929	i	LB-UBS Commercial Mortgage Trust	6.049	06/15/38	492,649
		Series - 2006 C4 (Class B)
2,672,260	i	LB-UBS Commercial Mortgage Trust	5.737	03/15/39	2,698,985
		Series - 2006 C3 (Class C)
169,881	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	169,716
		Series - 2007 C1 (Class C)
7,500,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	7,471,149
		Series - 2007 C1 (Class D)
1,588,040	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	1,590,091
		Series - 2007 C6 (Class AM)
3,094,497	g,i	LVII Resecuritization Trust	3.851	07/25/47	3,096,431
		Series - 2015 A (Class A)
580,000	i	Merrill Lynch Mortgage Trust	6.542	02/12/51	585,975
		Series - 0 C1 (Class AJA)
7,854,300	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	7,847,829
		Series - 2007 6 (Class AM)
140,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.069	02/15/48	143,977
		Series - 2015 C20 (Class ASB)
2,497,231	i	Morgan Stanley Capital I Trust	5.389	11/12/41	2,500,297
		Series - 2006 HQ10 (Class AJ)
5,000,000	i	Morgan Stanley Capital I Trust	5.997	06/11/42	5,185,720
		Series - 2007 T27 (Class AJ)
1,326,783	i	Morgan Stanley Capital I Trust	5.832	07/12/44	1,325,971
		Series - 2006 HQ9 (Class B)
3,206,000	i	Morgan Stanley Capital I Trust	5.842	07/12/44	3,200,699
		Series - 2006 HQ9 (Class C)
37

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,000,000	i	Morgan Stanley Capital I Trust	5.815%	04/12/49	$5,018,750
		Series - 2007 HQ12 (Class D)
1,216,929	i	Morgan Stanley Capital I Trust	5.861	04/12/49	1,221,493
		Series - 2007 HQ12 (Class C)
818,327	i	Morgan Stanley Capital I Trust	5.907	06/11/49	817,633
		Series - 2007 IQ15 (Class AM)
11,350,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	11,374,037
		Series - 2007 IQ15 (Class AJ)
13,000,000		Morgan Stanley Capital I Trust	2.606	08/15/49	12,874,657
		Series - 2016 UB11 (Class ASB)
4,907,000	i	Morgan Stanley Capital I Trust	6.115	12/12/49	4,470,599
		Series - 2007 IQ16 (Class AJ)
11,044,315	g,i	Sequoia Mortgage Trust	3.500	03/25/47	11,295,662
		Series - 2017 2 (Class A1)
7,312,808	g,i	Sequoia Mortgage Trust	3.500	03/25/47	7,475,350
		Series - 2017 2 (Class A4)
14,105,762	g,i	Sequoia Mortgage Trust	3.500	04/25/47	14,358,400
		Series - 2017 3 (Class A4)
17,005,000	i	Structured Agency Credit Risk Debt Note (STACR)	3.416	09/25/24	17,468,980
		Series - 2014 HQ2 (Class M2)
282,464	i	Structured Agency Credit Risk Debt Note (STACR)	3.616	01/25/25	283,713
		Series - 2015 DN1 (Class M2)
5,369,146	i	Structured Agency Credit Risk Debt Note (STACR)	3.416	03/25/25	5,431,311
		Series - 2015 HQ1 (Class M2)
1,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	5.016	03/25/25	1,902,910
		Series - 2015 HQ1 (Class M3)
414,295	i	Structured Agency Credit Risk Debt Note (STACR)	2.316	05/25/25	415,270
		Series - 2015 HQ2 (Class M1)
3,475,000	i	Structured Agency Credit Risk Debt Note (STACR)	3.166	05/25/25	3,540,728
		Series - 2015 HQ2 (Class M2)
7,210,066	i	Structured Agency Credit Risk Debt Note (STACR)	3.816	12/25/27	7,386,950
		Series - 2015 DNA2 (Class M2)
6,828,418	i	Structured Agency Credit Risk Debt Note (STACR)	3.866	03/25/28	7,000,918
		Series - 2015 HQA1 (Class M2)
1,067,082	i	Structured Agency Credit Risk Debt Note (STACR)	2.666	07/25/28	1,071,866
		Series - 2016 DNA1 (Class M1)
6,132,929	i	Structured Agency Credit Risk Debt Note (STACR)	2.466	10/25/28	6,149,659
		Series - 2016 DNA2 (Class M1)
4,250,000	i	Structured Agency Credit Risk Debt Note (STACR)	3.416	10/25/28	4,337,577
		Series - 2016 DNA2 (Class M2)
13,956,120	i	Structured Agency Credit Risk Debt Note (STACR)	2.316	12/25/28	14,003,151
		Series - 2016 DNA3 (Class M1)
8,029,798	i	Structured Agency Credit Risk Debt Note (STACR)	2.016	03/25/29	8,046,138
		Series - 2016 DNA4 (Class M1)
2,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.516	03/25/29	2,781,030
		Series - 2016 DNA4 (Class M2)
9,036,907	i	Structured Agency Credit Risk Debt Note (STACR)	2.416	07/25/29	9,155,955
		Series - 2017 DNA1 (Class M1)
1,402,712	i	Wachovia Bank Commercial Mortgage Trust	5.780	01/15/45	1,400,509
		Series - 2006 C23 (Class F)
4,555,140	i	Wachovia Bank Commercial Mortgage Trust	5.825	07/15/45	4,609,258
		Series - 2006 C27 (Class AJ)
230,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	231,296
		Series - 2007 C34 (Class AM)
38

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000	i	Wachovia Bank Commercial Mortgage Trust	6.214%	05/15/46	$2,002,371
		Series - 2007 C34 (Class B)
1,700,000	i	Wachovia Bank Commercial Mortgage Trust	6.219	05/15/46	1,701,722
		Series - 2007 C34 (Class C)
23,750,038	i	Wachovia Bank Commercial Mortgage Trust	6.271	05/15/46	23,767,074
		Series - 2007 C34 (Class AJ)
1,725,000	i	Wachovia Bank Commercial Mortgage Trust	6.126	04/15/47	1,750,185
		Series - 2007 C31 (Class C)
8,723,279	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	8,723,890
		Series - 2007 C32 (Class AMFX)
4,735,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	4,781,734
		Series - 2007 C32 (Class AJ)
4,140,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	4,100,092
		Series - 2007 C32 (Class B)
2,530,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	2,527,613
		Series - 2007 C33 (Class AM)
2,000,000		Wells Fargo Commercial Mortgage Trust	2.827	11/15/49	2,001,741
		Series - 2016 NXS6 (Class ASB)
2,000,000		Wells Fargo Commercial Mortgage Trust	3.185	03/15/59	2,046,150
		Series - 2016 C33 (Class ASB)
2,000,000		Wells Fargo Commercial Mortgage Trust	2.933	11/15/59	2,016,506
		Series - 2016 C36 (Class ASB)
		TOTAL OTHER MORTGAGE BACKED			550,209,575

		TOTAL STRUCTURED ASSETS			1,034,022,946
		(Cost $1,030,402,019)

		TOTAL BONDS			3,966,128,830
		(Cost $3,941,703,042)

SHARES		COMPANY
COMMON STOCKS - 0.0%

ENERGY - 0.0%
7,944	*	Peabody Energy Corp			194,231
		TOTAL ENERGY			194,231
		TOTAL COMMON STOCKS			194,231
		(Cost $109,244)

PREFERRED STOCK - 0.0%

ENERGY - 0.0%
890	*,m	Peabody Energy Corp			28,512
		TOTAL ENERGY			28,512
		TOTAL PREFERRED STOCK			28,512
		(Cost $22,130)

RIGHTS / WARRANTS - 0.0%

ENERGY
8	*,m	Peabody Energy Corp			195
		TOTAL ENERGY			195
		TOTAL RIGHTS / WARRANTS			195
		(Cost $110)
39

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 5.0%
GOVERNMENT AGENCY DEBT - 0.3%
	$14,400,000		Federal Home Loan Bank (FHLB)	0.841%	07/05/17	$14,399,193
			TOTAL GOVERNMENT AGENCY DEBT			14,399,193

TREASURY DEBT - 4.7%
EGP	40,000,000	j	Egypt Treasury Bills	0.000	12/12/17	2,020,728
	$7,650,000		United States Treasury Bill	0.788	07/27/17	7,645,815
	11,200,000		United States Treasury Bill	0.912	08/03/17	11,191,802
	71,000,000		United States Treasury Bill	0.927	09/14/17	70,863,609
	56,600,000		United States Treasury Bill	0.941-0.959	09/21/17	56,478,650
	47,300,000		United States Treasury Bill	0.999	09/28/17	47,184,541
			TOTAL TREASURY DEBT			195,385,145

			TOTAL SHORT-TERM INVESTMENTS			209,784,338
			(Cost $209,796,936)

			TOTAL INVESTMENTS - 101.7%			4,253,891,627
			(Cost $4,229,671,453)
			OTHER ASSETS & LIABILITIES, NET - (1.7)%			(73,376,432)
			NET ASSETS - 100.0%			$4,180,515,195

Abbreviation(s):
BRL	Brazilian Real
EGP	Egyptian Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Sol
REIT	Real Estate Investment Trust
UYU	Uruguayan Peso
ZAR	South African Rand

*	Non-income producing
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2017, the aggregate value of these securities was $860,081,036 or 20.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond
q	In default
w	All or a portion of these securities have been segregated to cover collateral requirements on mortgage dollar rolls.
40

TIAA-CREF FUNDS - Bond Index Fund

TIAA-CREF FUNDS

BOND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2017

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
BONDS - 99.4%

CORPORATE BONDS - 25.7%

AUTOMOBILES & COMPONENTS - 0.1%
$50,000	BorgWarner, Inc	4.625%	09/15/20	$53,459
200,000	BorgWarner, Inc	3.375	03/15/25	200,925
200,000	BorgWarner, Inc	4.375	03/15/45	199,244
100,000	Delphi Automotive plc	3.150	11/19/20	102,145
250,000	Delphi Automotive plc	4.250	01/15/26	264,831
100,000	Delphi Automotive plc	4.400	10/01/46	99,857
100,000	Delphi Corp	4.150	03/15/24	105,022
425,000	Ford Motor Co	4.346	12/08/26	437,691
500,000	Ford Motor Co	7.450	07/16/31	632,249
1,050,000	Ford Motor Co	4.750	01/15/43	1,014,830
750,000	Ford Motor Co	5.291	12/08/46	770,754
500,000	General Motors Co	6.600	04/01/36	579,880
1,250,000	General Motors Co	6.250	10/02/43	1,390,091
350,000	General Motors Co	6.750	04/01/46	415,610
175,000	Harley-Davidson, Inc	3.500	07/28/25	179,661
200,000	Harley-Davidson, Inc	4.625	07/28/45	211,007
750,000	Honeywell International, Inc	1.400	10/30/19	744,949
750,000	Honeywell International, Inc	1.850	11/01/21	737,909
500,000	Honeywell International, Inc	3.350	12/01/23	520,051
1,000,000	Honeywell International, Inc	2.500	11/01/26	958,767
282,000	Honeywell International, Inc	5.700	03/15/37	362,540
800,000	Lear Corp	4.750	01/15/23	827,701
300,000	Magna International, Inc	3.625	06/15/24	308,056
100,000	Magna International, Inc	4.150	10/01/25	106,312
	TOTAL AUTOMOBILES & COMPONENTS			11,223,541

BANKS - 3.9%
500,000	Australia & New Zealand Banking Group Ltd	1.450	05/15/18	499,517
300,000	Australia & New Zealand Banking Group Ltd	2.000	11/16/18	300,859
400,000	Australia & New Zealand Banking Group Ltd	1.600	07/15/19	397,379
500,000	Australia & New Zealand Banking Group Ltd	2.050	09/23/19	500,245
300,000	Australia & New Zealand Banking Group Ltd	2.125	08/19/20	299,929
300,000	Australia & New Zealand Banking Group Ltd	2.700	11/16/20	303,834
750,000	Australia & New Zealand Banking Group Ltd	2.300	06/01/21	745,708
500,000	Australia & New Zealand Banking Group Ltd	2.550	11/23/21	500,482
300,000	Australia & New Zealand Banking Group Ltd	2.625	05/19/22	300,348
200,000	Australia & New Zealand Banking Group Ltd	3.700	11/16/25	209,882
350,000	Banco Bilbao Vizcaya Argentaria S.A.	3.000	10/20/20	356,624
400,000	Banco Santander S.A.	3.500	04/11/22	409,346
400,000	Banco Santander S.A.	4.250	04/11/27	415,180
200,000	Bancolombia S.A.	5.950	06/03/21	220,320
500,000	Bank of ,NV Scotia	2.700	03/07/22	502,745
41

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,525,000		Bank of America Corp	2.600%	01/15/19	$2,548,856
2,750,000		Bank of America Corp	2.650	04/01/19	2,783,217
1,000,000		Bank of America Corp	2.625	10/19/20	1,009,997
200,000		Bank of America Corp	2.151	11/09/20	199,077
2,300,000		Bank of America Corp	5.875	01/05/21	2,556,098
1,750,000		Bank of America Corp	2.625	04/19/21	1,757,598
750,000		Bank of America Corp	2.503	10/21/22	740,321
2,225,000		Bank of America Corp	3.300	01/11/23	2,268,541
750,000	i	Bank of America Corp	3.124	01/20/23	758,155
3,000,000		Bank of America Corp	4.125	01/22/24	3,166,011
750,000		Bank of America Corp	4.000	04/01/24	785,962
1,475,000		Bank of America Corp	4.200	08/26/24	1,530,239
750,000		Bank of America Corp	4.000	01/22/25	763,126
3,550,000		Bank of America Corp	3.950	04/21/25	3,597,325
2,000,000		Bank of America Corp	3.875	08/01/25	2,069,212
750,000		Bank of America Corp	4.450	03/03/26	780,632
1,000,000		Bank of America Corp	3.500	04/19/26	1,003,506
400,000		Bank of America Corp	4.250	10/22/26	411,952
750,000		Bank of America Corp	3.248	10/21/27	724,833
1,000,000		Bank of America Corp	4.183	11/25/27	1,017,189
750,000	i	Bank of America Corp	3.824	01/20/28	763,103
1,500,000		Bank of America Corp	5.000	01/21/44	1,708,515
1,000,000		Bank of America Corp	4.875	04/01/44	1,121,120
1,250,000	i	Bank of America Corp	4.443	01/20/48	1,325,675
500,000		Bank of America NA	1.750	06/05/18	500,668
700,000		Bank of America NA	2.050	12/07/18	703,265
500,000		Bank of Montreal	1.800	07/31/18	500,764
1,000,000		Bank of Montreal	1.350	08/28/18	996,266
425,000		Bank of Montreal	2.100	12/12/19	425,928
500,000		Bank of Montreal	2.100	06/15/20	499,433
1,000,000		Bank of Montreal	1.900	08/27/21	981,359
400,000		Bank of Montreal	2.550	11/06/22	399,298
500,000		Bank of Nova Scotia	1.700	06/11/18	500,655
500,000		Bank of Nova Scotia	2.050	10/30/18	502,138
300,000		Bank of Nova Scotia	1.950	01/15/19	300,622
700,000		Bank of Nova Scotia	1.650	06/14/19	697,178
1,000,000		Bank of Nova Scotia	2.125	09/11/19	1,002,802
500,000		Bank of Nova Scotia	2.350	10/21/20	501,952
200,000		Bank of Nova Scotia	4.375	01/13/21	213,911
300,000		Bank of Nova Scotia	2.450	03/22/21	301,283
1,000,000		Bank of Nova Scotia	1.875	04/26/21	990,290
800,000		Bank of Nova Scotia	2.800	07/21/21	811,050
500,000		Bank of Nova Scotia	4.500	12/16/25	525,551
300,000		Barclays plc	2.875	06/08/20	302,992
600,000		Barclays plc	3.250	01/12/21	610,150
1,500,000		Barclays plc	3.200	08/10/21	1,522,195
1,500,000		Barclays plc	3.684	01/10/23	1,538,926
1,225,000		Barclays plc	3.650	03/16/25	1,219,407
600,000		Barclays plc	4.375	01/12/26	624,283
1,500,000		Barclays plc	5.200	05/12/26	1,580,221
500,000		Barclays plc	4.337	01/10/28	514,751
750,000		Barclays plc	4.836	05/09/28	766,797
500,000		Barclays plc	5.250	08/17/45	561,572
500,000		Barclays plc	4.950	01/10/47	534,318
200,000		BB&T Corp	2.050	06/19/18	200,786
500,000		BB&T Corp	2.250	02/01/19	502,948
42

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$400,000		BB&T Corp	6.850%	04/30/19	$434,001
300,000		BB&T Corp	2.625	06/29/20	305,071
300,000		BB&T Corp	2.850	04/01/21	306,418
500,000		BB&T Corp	2.050	05/10/21	496,052
200,000		BB&T Corp	3.950	03/22/22	211,449
750,000		BB&T Corp	2.750	04/01/22	760,995
500,000		BB&T Corp	3.800	10/30/26	524,128
500,000		BPCE S.A.	2.500	12/10/18	504,466
300,000		BPCE S.A.	2.500	07/15/19	302,431
500,000		BPCE S.A.	2.250	01/27/20	500,341
300,000		BPCE S.A.	2.650	02/03/21	302,213
400,000		BPCE S.A.	2.750	12/02/21	403,060
500,000		BPCE S.A.	4.000	04/15/24	529,609
300,000		BPCE S.A.	3.375	12/02/26	303,987
500,000		Branch Banking & Trust Co	1.450	05/10/19	496,134
500,000		Branch Banking & Trust Co	2.100	01/15/20	501,860
500,000		Branch Banking & Trust Co	2.625	01/15/22	505,720
250,000		Branch Banking & Trust Co	3.625	09/16/25	260,039
500,000		Canadian Imperial Bank of Commerce	1.600	09/06/19	495,291
1,000,000		Canadian Imperial Bank of Commerce	2.550	06/16/22	997,721
400,000		Capital One Bank USA NA	2.150	11/21/18	400,548
300,000		Capital One Bank USA NA	2.250	02/13/19	300,814
300,000		Capital One Bank USA NA	2.300	06/05/19	300,285
800,000		Capital One Bank USA NA	2.400	09/05/19	802,885
900,000		Capital One Bank USA NA	2.950	07/23/21	906,561
972,000		Capital One Bank USA NA	3.375	02/15/23	980,174
500,000		Capital One NA	2.350	08/17/18	502,022
1,000,000		Capital One NA	2.250	09/13/21	981,374
500,000		CitiBank NA	2.000	03/20/19	501,883
750,000		CitiBank NA	2.100	06/12/20	750,280
750,000		Citigroup, Inc	1.750	05/01/18	749,675
500,000		Citigroup, Inc	2.150	07/30/18	501,583
300,000		Citigroup, Inc	2.500	09/26/18	302,041
500,000		Citigroup, Inc	2.050	12/07/18	500,758
500,000		Citigroup, Inc	2.550	04/08/19	504,722
1,000,000		Citigroup, Inc	2.050	06/07/19	1,000,685
500,000		Citigroup, Inc	2.450	01/10/20	502,974
4,250,000		Citigroup, Inc	2.700	03/30/21	4,277,820
750,000		Citigroup, Inc	2.350	08/02/21	743,117
750,000		Citigroup, Inc	2.900	12/08/21	757,522
2,700,000		Citigroup, Inc	4.500	01/14/22	2,903,032
3,600,000		Citigroup, Inc	3.500	05/15/23	3,649,313
500,000		Citigroup, Inc	4.000	08/05/24	514,646
750,000		Citigroup, Inc	3.875	03/26/25	754,701
1,000,000		Citigroup, Inc	3.300	04/27/25	1,000,389
525,000		Citigroup, Inc	4.400	06/10/25	546,720
1,000,000		Citigroup, Inc	3.700	01/12/26	1,011,488
750,000		Citigroup, Inc	4.600	03/09/26	787,080
1,000,000		Citigroup, Inc	3.400	05/01/26	989,330
1,000,000		Citigroup, Inc	3.200	10/21/26	972,625
1,100,000		Citigroup, Inc	4.300	11/20/26	1,129,971
1,250,000		Citigroup, Inc	4.450	09/29/27	1,300,165
500,000	i	Citigroup, Inc	3.887	01/10/28	508,185
1,200,000		Citigroup, Inc	4.125	07/25/28	1,218,292
200,000		Citigroup, Inc	5.875	01/30/42	252,360
225,000		Citigroup, Inc	6.675	09/13/43	300,628
43

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$525,000	Citigroup, Inc	4.650%	07/30/45	$571,691
2,800,000	Citigroup, Inc	4.750	05/18/46	2,943,290
300,000	Citizens Bank NA	2.300	12/03/18	301,089
300,000	Citizens Bank NA	2.450	12/04/19	302,572
750,000	Citizens Bank NA	2.250	03/02/20	749,245
250,000	Citizens Bank NA	2.200	05/26/20	249,552
150,000	Citizens Bank NA	2.550	05/13/21	150,111
350,000	Citizens Bank NA	2.650	05/26/22	349,018
100,000	Citizens Financial Group, Inc	2.375	07/28/21	99,125
300,000	Citizens Financial Group, Inc	4.300	12/03/25	312,811
200,000	Comerica Bank	4.000	07/27/25	206,703
50,000	Comerica, Inc	5.200	08/22/17	50,229
300,000	Comerica, Inc	2.500	06/02/20	300,631
500,000	Commonwealth Bank of Australia	1.750	11/02/18	500,415
1,250,000	Commonwealth Bank of Australia	2.250	03/13/19	1,257,397
500,000	Commonwealth Bank of Australia	2.050	03/15/19	500,537
500,000	Commonwealth Bank of Australia	2.300	09/06/19	503,250
500,000	Commonwealth Bank of Australia	2.400	11/02/20	500,861
300,000	Commonwealth Bank of Australia	2.550	03/15/21	300,753
250,000	Compass Bank	2.875	06/29/22	249,018
500,000	Compass Bank	3.875	04/10/25	498,104
1,500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250	01/14/19	1,509,631
500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250	01/14/20	502,495
1,500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	1,591,161
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	05/21/25	1,029,545
400,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	493,409
1,100,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250	08/04/45	1,286,497
500,000	Cooperatieve Rabobank UA	1.375	08/09/19	494,609
1,000,000	Cooperatieve Rabobank UA	2.500	01/19/21	1,005,833
625,000	Cooperatieve Rabobank UA	2.750	01/10/22	634,437
350,000	Cooperatieve Rabobank UA	3.750	07/21/26	349,978
200,000	Corpbanca S.A.	3.125	01/15/18	200,999
1,750,000	Deutsche Bank AG	2.500	02/13/19	1,756,569
250,000	Deutsche Bank AG	2.850	05/10/19	252,675
2,300,000	Deutsche Bank AG	3.125	01/13/21	2,311,263
500,000	Deutsche Bank AG	3.375	05/12/21	506,367
800,000	Deutsche Bank AG	4.100	01/13/26	811,432
500,000	Discover Bank	2.600	11/13/18	504,276
300,000	Discover Bank	3.100	06/04/20	305,691
300,000	Discover Bank	3.200	08/09/21	305,519
400,000	Discover Bank	4.200	08/08/23	420,646
200,000	Discover Bank	4.250	03/13/26	205,446
825,000	Discover Bank	3.450	07/27/26	798,016
500,000	Fifth Third Bancorp	2.150	08/20/18	502,111
300,000	Fifth Third Bancorp	2.300	03/01/19	301,218
250,000	Fifth Third Bancorp	2.300	03/15/19	251,578
375,000	Fifth Third Bancorp	2.375	04/25/19	377,511
400,000	Fifth Third Bancorp	2.875	07/27/20	408,312
200,000	Fifth Third Bancorp	2.875	10/01/21	203,775
200,000	Fifth Third Bancorp	3.500	03/15/22	206,543
750,000	Fifth Third Bancorp	2.600	06/15/22	746,057
500,000	Fifth Third Bancorp	4.300	01/16/24	531,055
600,000	Fifth Third Bancorp	3.850	03/15/26	610,940
140,000	Fifth Third Bancorp	8.250	03/01/38	208,778
500,000	Fifth Third Bank	1.625	09/27/19	495,144
300,000	Fifth Third Bank	2.250	06/14/21	299,095
44

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		First Horizon National Corp	3.500%	12/15/20	$205,111
250,000		First Republic Bank	2.375	06/17/19	251,359
500,000		First Republic Bank	2.500	06/06/22	497,488
175,000		First Republic Bank	4.375	08/01/46	171,830
750,000		HSBC Bank USA NA	4.875	08/24/20	806,575
266,000		HSBC Bank USA NA	5.875	11/01/34	327,343
33,000		HSBC Bank USA NA	7.000	01/15/39	46,228
950,000		HSBC Holdings plc	3.400	03/08/21	976,323
400,000		HSBC Holdings plc	2.950	05/25/21	405,050
1,000,000		HSBC Holdings plc	2.650	01/05/22	996,617
150,000		HSBC Holdings plc	4.875	01/14/22	163,346
400,000	i	HSBC Holdings plc	3.262	03/13/23	407,535
1,750,000		HSBC Holdings plc	3.600	05/25/23	1,808,228
1,350,000		HSBC Holdings plc	4.250	03/14/24	1,396,699
1,000,000		HSBC Holdings plc	4.250	08/18/25	1,027,398
1,225,000		HSBC Holdings plc	4.300	03/08/26	1,303,672
900,000		HSBC Holdings plc	3.900	05/25/26	929,074
250,000		HSBC Holdings plc	4.375	11/23/26	259,432
1,000,000	i	HSBC Holdings plc	4.041	03/13/28	1,035,889
2,325,000		HSBC Holdings plc	6.500	09/15/37	3,009,666
550,000		HSBC Holdings plc	6.100	01/14/42	722,690
1,175,000		HSBC Holdings plc	5.250	03/14/44	1,348,039
750,000		HSBC USA, Inc	2.625	09/24/18	757,221
500,000		HSBC USA, Inc	2.250	06/23/19	502,435
750,000		HSBC USA, Inc	2.375	11/13/19	756,301
2,500,000		HSBC USA, Inc	2.350	03/05/20	2,514,500
750,000		HSBC USA, Inc	2.750	08/07/20	762,199
1,000,000		HSBC USA, Inc	3.500	06/23/24	1,029,949
200,000		Huntington Bancshares, Inc	2.600	08/02/18	201,352
500,000		Huntington Bancshares, Inc	3.150	03/14/21	509,818
500,000		Huntington Bancshares, Inc	2.300	01/14/22	492,437
250,000		Huntington National Bank	2.000	06/30/18	250,890
400,000		Huntington National Bank	2.375	03/10/20	401,393
1,100,000		Huntington National Bank	2.875	08/20/20	1,118,627
750,000		Industrial & Commercial Bank of China Ltd	2.351	11/13/17	752,201
300,000		Industrial & Commercial Bank of China Ltd	2.157	11/13/18	299,499
250,000		Industrial & Commercial Bank of China Ltd	3.231	11/13/19	254,284
1,300,000		Industrial & Commercial Bank of China Ltd	2.905	11/13/20	1,307,736
300,000		Industrial & Commercial Bank of China Ltd	2.635	05/26/21	297,635
250,000		Industrial & Commercial Bank of China Ltd	2.452	10/20/21	245,840
750,000		ING Groep NV	3.150	03/29/22	764,201
250,000		ING Groep NV	3.950	03/29/27	259,988
500,000		Intesa Sanpaolo S.p.A	3.875	01/15/19	512,352
500,000		Intesa Sanpaolo S.p.A	5.250	01/12/24	552,385
1,000,000		JPMorgan Chase & Co	2.350	01/28/19	1,007,647
500,000		JPMorgan Chase & Co	1.850	03/22/19	499,491
1,000,000		JPMorgan Chase & Co	2.200	10/22/19	1,003,243
1,750,000		JPMorgan Chase & Co	2.250	01/23/20	1,755,313
1,750,000		JPMorgan Chase & Co	2.750	06/23/20	1,779,599
700,000		JPMorgan Chase & Co	4.400	07/22/20	745,394
1,820,000		JPMorgan Chase & Co	4.250	10/15/20	1,932,465
1,000,000		JPMorgan Chase & Co	2.550	10/29/20	1,008,306
2,000,000		JPMorgan Chase & Co	2.550	03/01/21	2,009,654
1,000,000		JPMorgan Chase & Co	2.400	06/07/21	998,012
325,000		JPMorgan Chase & Co	2.295	08/15/21	323,078
45

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,950,000		JPMorgan Chase & Co	4.350%	08/15/21	$2,086,993
500,000		JPMorgan Chase & Co	4.500	01/24/22	541,368
3,150,000		JPMorgan Chase & Co	3.250	09/23/22	3,227,805
750,000		JPMorgan Chase & Co	2.972	01/15/23	758,826
2,350,000		JPMorgan Chase & Co	3.200	01/25/23	2,395,682
1,750,000		JPMorgan Chase & Co	3.375	05/01/23	1,775,592
500,000		JPMorgan Chase & Co	2.700	05/18/23	494,451
1,000,000		JPMorgan Chase & Co	3.625	05/13/24	1,031,444
2,100,000		JPMorgan Chase & Co	3.875	09/10/24	2,166,841
750,000	i	JPMorgan Chase & Co	3.220	03/01/25	750,161
600,000		JPMorgan Chase & Co	3.900	07/15/25	625,778
750,000		JPMorgan Chase & Co	3.300	04/01/26	744,826
1,000,000		JPMorgan Chase & Co	3.200	06/15/26	988,365
500,000		JPMorgan Chase & Co	2.950	10/01/26	482,601
1,000,000		JPMorgan Chase & Co	4.125	12/15/26	1,038,824
650,000		JPMorgan Chase & Co	4.250	10/01/27	675,601
500,000		JPMorgan Chase & Co	3.625	12/01/27	494,937
1,000,000	i	JPMorgan Chase & Co	3.782	02/01/28	1,022,725
958,000		JPMorgan Chase & Co	5.500	10/15/40	1,170,980
1,000,000		JPMorgan Chase & Co	5.625	08/16/43	1,202,958
1,800,000		JPMorgan Chase & Co	4.950	06/01/45	2,010,809
2,050,000	i	JPMorgan Chase & Co	4.260	02/22/48	2,154,642
750,000	i	JPMorgan Chase & Co	6.000	12/30/49	807,652
750,000		JPMorgan Chase Bank NA	1.650	09/23/19	745,847
200,000		KeyBank NA	2.350	03/08/19	201,305
500,000		KeyBank NA	1.600	08/22/19	496,316
250,000		KeyBank NA	2.500	12/15/19	252,505
175,000		KeyBank NA	2.250	03/16/20	175,865
500,000		KeyBank NA	2.500	11/22/21	501,543
300,000		KeyBank NA	3.180	05/22/22	305,464
300,000		KeyBank NA	2.400	06/09/22	298,474
500,000		KeyBank NA	3.300	06/01/25	507,566
300,000		KeyBank NA	3.400	05/20/26	297,927
400,000		KeyCorp	2.300	12/13/18	402,173
200,000		KeyCorp	2.900	09/15/20	203,443
150,000		KeyCorp	5.100	03/24/21	164,107
800,000		Lloyds Bank plc	2.700	08/17/20	811,335
850,000		Lloyds Banking Group plc	3.100	07/06/21	863,319
300,000		Lloyds Banking Group plc	3.000	01/11/22	302,931
2,500,000		Lloyds Banking Group plc	4.500	11/04/24	2,603,602
300,000		Lloyds Banking Group plc	4.650	03/24/26	312,626
300,000		Lloyds Banking Group plc	3.750	01/11/27	301,864
200,000		Lloyds Banking Group plc	5.300	12/01/45	228,455
650,000		Manufacturers & Traders Trust Co	2.300	01/30/19	654,726
300,000		Manufacturers & Traders Trust Co	2.250	07/25/19	302,042
150,000		Manufacturers & Traders Trust Co	2.100	02/06/20	150,209
500,000		Manufacturers & Traders Trust Co	2.500	05/18/22	498,898
100,000		Manufacturers & Traders Trust Co	2.900	02/06/25	99,105
625,000		Mitsubishi UFJ Financial Group, Inc	2.950	03/01/21	635,083
500,000		Mitsubishi UFJ Financial Group, Inc	2.190	09/13/21	492,701
400,000		Mitsubishi UFJ Financial Group, Inc	2.998	02/22/22	405,897
350,000		Mitsubishi UFJ Financial Group, Inc	2.527	09/13/23	342,813
1,600,000		Mitsubishi UFJ Financial Group, Inc	3.850	03/01/26	1,670,306
300,000		Mitsubishi UFJ Financial Group, Inc	2.757	09/13/26	289,043
400,000		Mitsubishi UFJ Financial Group, Inc	3.677	02/22/27	412,888
750,000		Mizuho Financial Group, Inc	2.273	09/13/21	737,962
46

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Mizuho Financial Group, Inc	2.953%	02/28/22	$201,700
750,000		Mizuho Financial Group, Inc	2.839	09/13/26	724,071
200,000		Mizuho Financial Group, Inc	3.663	02/28/27	206,244
500,000		MUFG Americas Holdings Corp	2.250	02/10/20	500,280
200,000		MUFG Americas Holdings Corp	3.000	02/10/25	196,661
350,000		National Australia Bank Ltd	1.875	07/23/18	351,201
300,000		National Australia Bank Ltd	2.300	07/25/18	301,749
300,000		National Australia Bank Ltd	2.000	01/14/19	300,611
500,000		National Australia Bank Ltd	1.375	07/12/19	494,159
500,000		National Australia Bank Ltd	2.250	01/10/20	501,501
500,000		National Australia Bank Ltd	2.125	05/22/20	500,133
350,000		National Australia Bank Ltd	2.625	07/23/20	354,732
300,000		National Australia Bank Ltd	2.625	01/14/21	302,579
500,000		National Australia Bank Ltd	1.875	07/12/21	489,142
500,000		National Australia Bank Ltd	2.800	01/10/22	505,187
500,000		National Australia Bank Ltd	2.500	05/22/22	497,105
200,000		National Australia Bank Ltd	3.000	01/20/23	202,088
300,000		National Australia Bank Ltd	3.375	01/14/26	303,254
500,000		National Australia Bank Ltd	2.500	07/12/26	471,930
400,000		National Bank of Canada	2.100	12/14/18	401,857
400,000		National Bank of Canada	2.150	06/12/20	399,139
350,000		Northern Trust Corp	2.375	08/02/22	349,437
500,000		Northern Trust Corp	3.950	10/30/25	529,390
100,000	i	Northern Trust Corp	3.375	05/08/32	99,968
300,000		People’s United Bank	4.000	07/15/24	302,678
100,000		People’s United Financial, Inc	3.650	12/06/22	102,091
300,000		PNC Bank NA	1.600	06/01/18	300,262
375,000		PNC Bank NA	1.850	07/20/18	375,431
300,000		PNC Bank NA	1.800	11/05/18	300,431
300,000		PNC Bank NA	1.700	12/07/18	299,971
150,000		PNC Bank NA	2.200	01/28/19	150,812
500,000		PNC Bank NA	1.950	03/04/19	500,924
800,000		PNC Bank NA	2.250	07/02/19	805,880
500,000		PNC Bank NA	1.450	07/29/19	495,268
600,000		PNC Bank NA	2.400	10/18/19	605,673
750,000		PNC Bank NA	2.000	05/19/20	748,784
300,000		PNC Bank NA	2.300	06/01/20	301,655
300,000		PNC Bank NA	2.600	07/21/20	304,223
300,000		PNC Bank NA	2.450	11/05/20	302,526
500,000		PNC Bank NA	2.150	04/29/21	496,886
500,000		PNC Bank NA	2.550	12/09/21	503,196
500,000		PNC Bank NA	2.625	02/17/22	504,532
750,000		PNC Bank NA	2.700	11/01/22	750,108
500,000		PNC Bank NA	2.950	01/30/23	505,096
600,000		PNC Bank NA	2.950	02/23/25	598,613
550,000		PNC Bank NA	3.250	06/01/25	558,411
150,000	i	PNC Financial Services Group, Inc (Step Bond)	2.854	11/09/22	151,118
300,000		PNC Financial Services Group, Inc	3.900	04/29/24	313,340
300,000		PNC Financial Services Group, Inc	3.150	05/19/27	298,536
645,000		PNC Funding Corp	5.125	02/08/20	693,788
50,000		PNC Funding Corp	4.375	08/11/20	53,215
500,000		Rabobank Nederland NV	4.500	01/11/21	537,349
350,000		Rabobank Nederland NV	5.250	05/24/41	427,854
250,000		Regions Bank	2.250	09/14/18	251,021
1,350,000		Regions Financial Corp	3.200	02/08/21	1,380,139
500,000		Royal Bank of Canada	1.200	09/19/17	499,800
47

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Royal Bank of Canada	2.200%	07/27/18	$503,133
900,000		Royal Bank of Canada	1.800	07/30/18	901,167
500,000		Royal Bank of Canada	2.000	10/01/18	502,003
750,000		Royal Bank of Canada	2.000	12/10/18	752,627
600,000		Royal Bank of Canada	2.150	03/15/19	604,127
750,000		Royal Bank of Canada	1.625	04/15/19	746,790
300,000		Royal Bank of Canada	1.500	07/29/19	297,708
1,000,000		Royal Bank of Canada	2.200	09/23/19	1,003,630
750,000		Royal Bank of Canada	1.875	02/05/20	745,955
500,000		Royal Bank of Canada	2.125	03/02/20	500,828
250,000		Royal Bank of Canada	2.150	03/06/20	250,657
500,000		Royal Bank of Canada	2.100	10/14/20	499,145
500,000		Royal Bank of Canada	2.350	10/30/20	502,182
500,000		Royal Bank of Canada	2.500	01/19/21	503,363
750,000		Royal Bank of Canada	2.300	03/22/21	752,363
300,000		Royal Bank of Canada	2.750	02/01/22	305,059
1,000,000		Royal Bank of Canada	4.650	01/27/26	1,071,891
1,500,000	i	Royal Bank of Scotland Group plc	3.498	05/15/23	1,508,885
1,000,000		Royal Bank of Scotland Group plc	3.875	09/12/23	1,019,802
750,000		Royal Bank of Scotland Group plc	4.800	04/05/26	796,922
200,000		Santander Holdings USA, Inc	3.450	08/27/18	202,810
400,000		Santander Holdings USA, Inc	2.700	05/24/19	402,968
250,000		Santander Holdings USA, Inc	2.650	04/17/20	249,343
500,000	g	Santander Holdings USA, Inc	3.700	03/28/22	506,408
250,000		Santander Holdings USA, Inc	4.500	07/17/25	257,318
400,000		Santander Issuances SAU	5.179	11/19/25	428,790
600,000		Santander UK Group Holdings plc	2.875	10/16/20	608,722
200,000		Santander UK Group Holdings plc	3.125	01/08/21	202,986
750,000		Santander UK Group Holdings plc	2.875	08/05/21	751,814
500,000		Santander UK Group Holdings plc	3.571	01/10/23	511,325
500,000		Santander UK plc	3.050	08/23/18	506,277
500,000		Santander UK plc	2.000	08/24/18	500,905
500,000		Santander UK plc	2.500	03/14/19	504,065
500,000		Santander UK plc	4.000	03/13/24	528,161
400,000		Skandinaviska Enskilda Banken AB	1.500	09/13/19	395,497
300,000		Skandinaviska Enskilda Banken AB	2.300	03/11/20	301,091
500,000		Skandinaviska Enskilda Banken AB	2.625	03/15/21	503,922
400,000		Skandinaviska Enskilda Banken AB	1.875	09/13/21	390,819
300,000		Skandinaviska Enskilda Banken AB	2.800	03/11/22	303,352
400,000		Societe Generale S.A.	2.625	10/01/18	404,136
250,000		Sovereign Bank	8.750	05/30/18	264,997
250,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	251,857
250,000		Sumitomo Mitsui Banking Corp	1.950	07/23/18	250,666
500,000		Sumitomo Mitsui Banking Corp	1.762	10/19/18	499,318
300,000		Sumitomo Mitsui Banking Corp	2.450	01/10/19	302,598
500,000		Sumitomo Mitsui Banking Corp	2.050	01/18/19	500,957
500,000		Sumitomo Mitsui Banking Corp	2.250	07/11/19	502,199
500,000		Sumitomo Mitsui Banking Corp	2.650	07/23/20	505,999
300,000		Sumitomo Mitsui Banking Corp	2.450	10/20/20	302,662
250,000		Sumitomo Mitsui Banking Corp	3.200	07/18/22	256,613
300,000		Sumitomo Mitsui Banking Corp	3.000	01/18/23	303,950
300,000		Sumitomo Mitsui Banking Corp	3.950	01/10/24	317,577
500,000		Sumitomo Mitsui Banking Corp	3.400	07/11/24	512,935
250,000		Sumitomo Mitsui Banking Corp	3.650	07/23/25	259,934
500,000		Sumitomo Mitsui Financial Group, Inc	2.934	03/09/21	507,902
1,250,000		Sumitomo Mitsui Financial Group, Inc	2.058	07/14/21	1,229,686
48

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$425,000		Sumitomo Mitsui Financial Group, Inc	2.442%	10/19/21	$423,175
700,000		Sumitomo Mitsui Financial Group, Inc	2.846	01/11/22	707,658
1,000,000		Sumitomo Mitsui Financial Group, Inc	3.784	03/09/26	1,038,474
500,000		Sumitomo Mitsui Financial Group, Inc	2.632	07/14/26	475,310
500,000		Sumitomo Mitsui Financial Group, Inc	3.010	10/19/26	489,297
500,000		Sumitomo Mitsui Financial Group, Inc	3.446	01/11/27	508,082
500,000		SunTrust Bank	2.250	01/31/20	502,120
200,000		SunTrust Bank	3.300	05/15/26	195,493
200,000		SunTrust Banks, Inc	2.350	11/01/18	201,199
300,000		SunTrust Banks, Inc	2.900	03/03/21	304,547
500,000		SunTrust Banks, Inc	2.700	01/27/22	500,991
225,000		SunTrust Banks, Inc	2.750	05/01/23	224,266
50,000		SVB Financial Group	5.375	09/15/20	54,414
300,000		Svenska Handelsbanken AB	2.500	01/25/19	303,141
500,000		Svenska Handelsbanken AB	2.250	06/17/19	502,891
250,000		Svenska Handelsbanken AB	1.500	09/06/19	247,512
800,000		Svenska Handelsbanken AB	2.400	10/01/20	805,169
750,000		Svenska Handelsbanken AB	2.450	03/30/21	751,376
250,000		Svenska Handelsbanken AB	1.875	09/07/21	244,478
225,000		Synchrony Bank	3.000	06/15/22	223,959
400,000		Toronto-Dominion Bank	1.750	07/23/18	400,663
300,000		Toronto-Dominion Bank	1.450	09/06/18	299,423
600,000		Toronto-Dominion Bank	2.625	09/10/18	606,623
700,000		Toronto-Dominion Bank	1.950	01/22/19	702,986
500,000		Toronto-Dominion Bank	2.125	07/02/19	502,470
500,000		Toronto-Dominion Bank	1.450	08/13/19	495,651
300,000		Toronto-Dominion Bank	2.250	11/05/19	302,239
300,000		Toronto-Dominion Bank	2.500	12/14/20	303,434
900,000		Toronto-Dominion Bank	2.125	04/07/21	896,134
500,000		Toronto-Dominion Bank	1.800	07/13/21	489,762
1,000,000	i	Toronto-Dominion Bank	3.625	09/15/31	992,180
250,000		Union Bank NA	2.625	09/26/18	252,468
225,000		UnionBanCal Corp	3.500	06/18/22	231,748
1,000,000		US Bancorp	1.950	11/15/18	1,005,170
500,000		US Bancorp	2.200	04/25/19	504,181
700,000		US Bancorp	2.625	01/24/22	707,186
200,000		US Bancorp	2.950	07/15/22	203,410
375,000		US Bancorp	3.700	01/30/24	396,402
500,000		US Bancorp	3.600	09/11/24	519,402
750,000		US Bancorp	3.100	04/27/26	741,365
500,000		US Bancorp	2.375	07/22/26	471,264
1,000,000		US Bancorp	3.150	04/27/27	1,001,779
500,000		US Bank NA	2.125	10/28/19	503,742
1,050,000		US Bank NA	2.000	01/24/20	1,054,454
500,000		US Bank NA	2.800	01/27/25	495,264
500,000		Wells Fargo Bank NA	1.800	11/28/18	501,028
500,000		Wells Fargo Bank NA	1.750	05/24/19	499,050
500,000		Wells Fargo Bank NA	2.150	12/06/19	502,339
500,000		Westpac Banking Corp	2.250	07/30/18	502,679
1,500,000		Westpac Banking Corp	1.950	11/23/18	1,502,988
500,000		Westpac Banking Corp	2.250	01/17/19	502,534
500,000		Westpac Banking Corp	1.650	05/13/19	497,129
500,000		Westpac Banking Corp	1.600	08/19/19	496,138
75,000		Westpac Banking Corp	4.875	11/19/19	79,871
800,000		Westpac Banking Corp	2.150	03/06/20	801,508
600,000		Westpac Banking Corp	2.300	05/26/20	601,638
49

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Westpac Banking Corp	2.100%	05/13/21	$495,379
500,000		Westpac Banking Corp	2.000	08/19/21	493,103
400,000		Westpac Banking Corp	2.800	01/11/22	405,769
750,000		Westpac Banking Corp	2.500	06/28/22	746,682
500,000		Westpac Banking Corp	2.850	05/13/26	486,652
500,000		Westpac Banking Corp	2.700	08/19/26	479,499
500,000		Westpac Banking Corp	3.350	03/08/27	502,975
950,000	i	Westpac Banking Corp	4.322	11/23/31	973,782
		TOTAL BANKS			317,224,522

CAPITAL GOODS - 1.0%
42,000		Agilent Technologies, Inc	6.500	11/01/17	42,603
100,000		Agilent Technologies, Inc	5.000	07/15/20	107,568
100,000		Agilent Technologies, Inc	3.200	10/01/22	101,766
400,000		Agilent Technologies, Inc	3.875	07/15/23	418,419
200,000		Agilent Technologies, Inc	3.050	09/22/26	193,104
175,000		Air Lease Corp	2.125	01/15/18	175,312
200,000		Air Lease Corp	2.625	09/04/18	201,490
600,000		Air Lease Corp	3.375	01/15/19	611,179
200,000		Air Lease Corp	2.125	01/15/20	199,030
200,000		Air Lease Corp	3.875	04/01/21	208,607
200,000		Air Lease Corp	3.375	06/01/21	205,290
500,000		Air Lease Corp	3.750	02/01/22	521,713
400,000		Air Lease Corp	2.625	07/01/22	396,080
500,000		Air Lease Corp	3.625	04/01/27	500,101
250,000		Applied Materials, Inc	2.625	10/01/20	254,284
200,000		Applied Materials, Inc	4.300	06/15/21	215,868
250,000		Applied Materials, Inc	3.900	10/01/25	266,360
300,000		Applied Materials, Inc	3.300	04/01/27	304,909
250,000		Applied Materials, Inc	5.100	10/01/35	294,328
100,000		Applied Materials, Inc	5.850	06/15/41	127,341
500,000		Applied Materials, Inc	4.350	04/01/47	531,494
200,000		Arrow Electronics, Inc	3.500	04/01/22	204,295
200,000		Arrow Electronics, Inc	4.000	04/01/25	203,766
200,000		Arrow Electronics, Inc	3.875	01/12/28	199,107
200,000		Avnet, Inc	3.750	12/01/21	203,211
300,000		Avnet, Inc	4.875	12/01/22	317,757
200,000		Avnet, Inc	4.625	04/15/26	206,744
100,000		Carlisle Cos, Inc	3.750	11/15/22	100,822
1,361,000		Caterpillar Financial Services Corp	7.150	02/15/19	1,475,611
200,000		Caterpillar Financial Services Corp	1.900	03/22/19	200,760
300,000		Caterpillar Financial Services Corp	1.350	05/18/19	297,547
300,000		Caterpillar Financial Services Corp	2.100	06/09/19	301,681
150,000		Caterpillar Financial Services Corp	2.250	12/01/19	151,556
500,000		Caterpillar Financial Services Corp	2.100	01/10/20	503,288
200,000		Caterpillar Financial Services Corp	2.000	03/05/20	199,829
750,000		Caterpillar Financial Services Corp	1.700	08/09/21	733,113
500,000		Caterpillar Financial Services Corp	2.400	06/06/22	498,657
700,000		Caterpillar Financial Services Corp	3.750	11/24/23	742,551
200,000		Caterpillar Financial Services Corp	3.300	06/09/24	206,287
525,000		Caterpillar Financial Services Corp	3.250	12/01/24	538,272
500,000		Caterpillar Financial Services Corp	2.400	08/09/26	478,768
200,000		Caterpillar, Inc	3.900	05/27/21	212,452
700,000		Caterpillar, Inc	3.400	05/15/24	729,896
738,000		Caterpillar, Inc	3.803	08/15/42	741,946
300,000		Caterpillar, Inc	4.300	05/15/44	324,009
50

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Crane Co	2.750%	12/15/18	$101,041
300,000	CRH America, Inc	5.750	01/15/21	331,708
200,000	Cummins, Inc	3.650	10/01/23	211,292
200,000	Cummins, Inc	4.875	10/01/43	226,206
300,000	Danaher Corp	2.400	09/15/20	303,823
200,000	Danaher Corp	3.350	09/15/25	208,405
200,000	Danaher Corp	4.375	09/15/45	218,861
150,000	Deere & Co	2.600	06/08/22	151,938
218,000	Deere & Co	5.375	10/16/29	263,805
650,000	Deere & Co	3.900	06/09/42	679,468
825,000	Dover Corp	3.150	11/15/25	840,919
100,000	Dover Corp	5.375	03/01/41	122,455
1,075,000	Eaton Corp	2.750	11/02/22	1,080,725
150,000	Eaton Corp	4.000	11/02/32	155,349
250,000	Eaton Corp	4.150	11/02/42	256,067
1,650,000	Embraer Netherlands Finance BV	5.400	02/01/27	1,724,250
200,000	Emerson Electric Co	5.250	11/15/39	232,715
300,000	Emerson Electric Co	5.250	10/15/18	313,087
400,000	Emerson Electric Co	4.875	10/15/19	425,627
350,000	Emerson Electric Co	2.625	02/15/23	352,385
200,000	Emerson Electric Co	3.150	06/01/25	204,501
200,000	FLIR Systems, Inc	3.125	06/15/21	201,575
150,000	Flowserve Corp	3.500	09/15/22	152,743
200,000	Flowserve Corp	4.000	11/15/23	207,375
600,000	General Dynamics Corp	2.250	11/15/22	596,677
300,000	General Dynamics Corp	1.875	08/15/23	289,006
200,000	General Dynamics Corp	2.125	08/15/26	187,606
225,000	General Dynamics Corp	3.600	11/15/42	222,307
1,725,000	General Electric Co	2.700	10/09/22	1,754,341
2,875,000	General Electric Co	4.125	10/09/42	3,029,893
850,000	General Electric Co	4.500	03/11/44	945,650
100,000	IDEX Corp	4.500	12/15/20	105,756
200,000	IDEX Corp	4.200	12/15/21	207,968
300,000	Illinois Tool Works, Inc	1.950	03/01/19	302,210
500,000	Illinois Tool Works, Inc	6.250	04/01/19	538,245
1,000,000	Illinois Tool Works, Inc	2.650	11/15/26	976,666
200,000	Illinois Tool Works, Inc	4.875	09/15/41	233,972
500,000	Illinois Tool Works, Inc	3.900	09/01/42	519,966
170,000	Ingersoll-Rand Global Holding Co Ltd	6.875	08/15/18	179,396
250,000	Ingersoll-Rand Global Holding Co Ltd	2.875	01/15/19	253,653
300,000	Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	324,100
200,000	Ingersoll-Rand Global Holding Co Ltd	5.750	06/15/43	252,296
500,000	Ingersoll-Rand Luxembourg Finance S.A.	2.625	05/01/20	504,909
100,000	Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	102,423
350,000	John Deere Capital Corp	1.600	07/13/18	350,336
1,000,000	John Deere Capital Corp	1.750	08/10/18	1,002,157
200,000	John Deere Capital Corp	1.650	10/15/18	200,098
200,000	John Deere Capital Corp	1.950	12/13/18	201,006
300,000	John Deere Capital Corp	1.950	01/08/19	301,365
300,000	John Deere Capital Corp	1.250	10/09/19	296,204
350,000	John Deere Capital Corp	1.700	01/15/20	348,741
200,000	John Deere Capital Corp	2.200	03/13/20	201,662
300,000	John Deere Capital Corp	1.950	06/22/20	300,787
125,000	John Deere Capital Corp	2.450	09/11/20	126,323
175,000	John Deere Capital Corp	2.550	01/08/21	177,407
400,000	John Deere Capital Corp	2.800	03/04/21	408,087
51

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		John Deere Capital Corp	3.150%	10/15/21	$206,732
500,000		John Deere Capital Corp	2.650	01/06/22	507,938
200,000		John Deere Capital Corp	2.800	01/27/23	202,203
600,000		John Deere Capital Corp	2.800	03/06/23	607,094
300,000		John Deere Capital Corp	3.350	06/12/24	310,498
750,000		John Deere Capital Corp	2.650	06/24/24	744,559
125,000		John Deere Capital Corp	3.400	09/11/25	130,109
160,000		Johnson Controls International plc	4.250	03/01/21	169,861
300,000	i	Johnson Controls International plc (Step Bond)	3.625	07/02/24	310,559
300,000		Johnson Controls International plc	3.900	02/14/26	314,137
270,000		Johnson Controls International plc	6.000	01/15/36	332,024
325,000	i	Johnson Controls International plc (Step Bond)	4.625	07/02/44	349,556
200,000		Johnson Controls International plc	5.125	09/14/45	230,301
125,000		Johnson Controls International plc	4.500	02/15/47	133,056
100,000	i	Johnson Controls International plc (Step Bond)	4.950	07/02/64	107,274
200,000		Kennametal, Inc	2.650	11/01/19	200,980
150,000		Kennametal, Inc	3.875	02/15/22	150,300
200,000		KLA-Tencor Corp	4.125	11/01/21	211,597
200,000		KLA-Tencor Corp	4.650	11/01/24	216,010
200,000		Lam Research Corp	2.750	03/15/20	202,532
400,000		Lam Research Corp	2.800	06/15/21	405,721
200,000		Lam Research Corp	3.800	03/15/25	204,228
100,000		Legrand France S.A.	8.500	02/15/25	130,768
100,000		Lennox International, Inc	3.000	11/15/23	99,835
1,075,000		Lockheed Martin Corp	2.500	11/23/20	1,089,663
500,000		Lockheed Martin Corp	3.100	01/15/23	511,483
300,000		Lockheed Martin Corp	2.900	03/01/25	298,526
1,200,000		Lockheed Martin Corp	3.550	01/15/26	1,243,565
300,000		Lockheed Martin Corp	3.600	03/01/35	296,344
500,000		Lockheed Martin Corp	4.500	05/15/36	545,905
350,000		Lockheed Martin Corp	4.850	09/15/41	396,866
1,108,000		Lockheed Martin Corp	4.070	12/15/42	1,134,106
500,000		Lockheed Martin Corp	4.700	05/15/46	562,634
300,000		Mosaic Co	4.250	11/15/23	315,628
300,000		Mosaic Co	5.450	11/15/33	316,807
100,000		Mosaic Co	4.875	11/15/41	93,926
300,000		Mosaic Co	5.625	11/15/43	306,656
250,000		Parker-Hannifin Corp	3.500	09/15/22	262,622
300,000		Parker-Hannifin Corp	3.300	11/21/24	309,144
175,000	g	Parker-Hannifin Corp	3.250	03/01/27	176,809
200,000		Parker-Hannifin Corp	4.200	11/21/34	213,033
200,000		Parker-Hannifin Corp	4.450	11/21/44	219,118
350,000	g	Parker-Hannifin Corp	4.100	03/01/47	366,284
775,000		Precision Castparts Corp	2.500	01/15/23	772,852
300,000		Precision Castparts Corp	3.250	06/15/25	306,406
400,000		Precision Castparts Corp	4.200	06/15/35	416,996
100,000		Precision Castparts Corp	3.900	01/15/43	101,750
50,000		Raytheon Co	4.400	02/15/20	53,163
450,000		Raytheon Co	3.125	10/15/20	466,195
1,000,000		Raytheon Co	2.500	12/15/22	1,003,994
300,000		Raytheon Co	3.150	12/15/24	308,254
200,000		Raytheon Co	7.200	08/15/27	268,694
100,000		Raytheon Co	4.700	12/15/41	114,024
150,000		Raytheon Co	4.200	12/15/44	161,043
300,000		Reliance Steel & Aluminum Co	4.500	04/15/23	316,857
700,000		Rockwell Automation, Inc	2.050	03/01/20	700,366
52

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Rockwell Collins, Inc	1.950%	07/15/19	$100,151
500,000		Rockwell Collins, Inc	2.800	03/15/22	504,562
125,000		Rockwell Collins, Inc	3.700	12/15/23	130,075
500,000		Rockwell Collins, Inc	3.200	03/15/24	506,699
1,325,000		Rockwell Collins, Inc	3.500	03/15/27	1,343,741
125,000		Rockwell Collins, Inc	4.800	12/15/43	137,581
150,000		Rockwell Collins, Inc	4.350	04/15/47	157,134
125,000		Roper Industries, Inc	2.050	10/01/18	125,248
100,000		Roper Industries, Inc	6.250	09/01/19	108,545
200,000		Roper Technologies, Inc	3.000	12/15/20	204,681
100,000		Roper Technologies, Inc	2.800	12/15/21	100,841
1,100,000		Roper Technologies, Inc	3.800	12/15/26	1,130,315
200,000		Snap-on, Inc	3.250	03/01/27	203,223
200,000		Spirit AeroSystems, Inc	3.850	06/15/26	201,908
200,000		Stanley Black & Decker, Inc	1.622	11/17/18	199,516
200,000		Stanley Black & Decker, Inc	2.451	11/17/18	201,953
250,000		Stanley Black & Decker, Inc	3.400	12/01/21	260,989
600,000		Stanley Black & Decker, Inc	2.900	11/01/22	608,206
100,000		Stanley Black & Decker, Inc	5.200	09/01/40	114,304
150,000		Textron, Inc	4.000	03/15/26	154,047
500,000		Textron, Inc	3.650	03/15/27	502,005
250,000		Timken Co	3.875	09/01/24	249,048
200,000		Trinity Industries, Inc	4.550	10/01/24	201,911
200,000		Tupperware Brands Corp	4.750	06/01/21	213,237
500,000		United Technologies Corp	1.500	11/01/19	497,590
300,000		United Technologies Corp	1.900	05/04/20	300,492
500,000		United Technologies Corp	1.950	11/01/21	494,200
300,000		United Technologies Corp	2.300	05/04/22	299,059
1,325,000		United Technologies Corp	3.100	06/01/22	1,368,981
400,000		United Technologies Corp	2.800	05/04/24	401,136
1,000,000		United Technologies Corp	2.650	11/01/26	972,418
500,000		United Technologies Corp	3.125	05/04/27	501,243
145,000		United Technologies Corp	5.700	04/15/40	182,060
1,650,000		United Technologies Corp	4.500	06/01/42	1,804,169
1,000,000		United Technologies Corp	4.150	05/15/45	1,036,879
375,000		United Technologies Corp	3.750	11/01/46	367,760
500,000		United Technologies Corp	4.050	05/04/47	512,933
300,000	g	Wabtec Corp	3.450	11/15/26	295,827
300,000		WW Grainger, Inc	4.600	06/15/45	327,004
200,000		WW Grainger, Inc	3.750	05/15/46	191,200
125,000		WW Grainger, Inc	4.200	05/15/47	129,047
300,000		Xylem, Inc	4.875	10/01/21	324,499
100,000		Xylem, Inc	3.250	11/01/26	99,590
100,000		Xylem, Inc	4.375	11/01/46	103,650
		TOTAL CAPITAL GOODS			78,053,546

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
500,000		Daimler Finance North America LLC	8.500	01/18/31	751,416
300,000		eBay, Inc	2.200	08/01/19	301,214
200,000		eBay, Inc	2.150	06/05/20	199,990
200,000		eBay, Inc	3.250	10/15/20	205,531
300,000		eBay, Inc	2.875	08/01/21	303,398
800,000		eBay, Inc	2.600	07/15/22	792,868
200,000		eBay, Inc	2.750	01/30/23	198,101
400,000		eBay, Inc	3.450	08/01/24	402,633
200,000		eBay, Inc	3.600	06/05/27	197,159
200,000		eBay, Inc	4.000	07/15/42	176,272
53

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$150,000		Equifax, Inc	2.300%	06/01/21	$148,956
200,000		Equifax, Inc	3.300	12/15/22	204,532
200,000		Equifax, Inc	3.250	06/01/26	195,428
300,000		Fluor Corp	3.500	12/15/24	311,221
200,000		Fortune Brands Home & Security, Inc	3.000	06/15/20	202,525
200,000		Fortune Brands Home & Security, Inc	4.000	06/15/25	207,770
500,000		Howard Hughes Medical Institute	3.500	09/01/23	528,030
200,000		Mastercard, Inc	2.000	11/21/21	198,681
200,000		Mastercard, Inc	2.950	11/21/26	200,590
200,000		Mastercard, Inc	3.800	11/21/46	203,465
500,000		MasterCard, Inc	3.375	04/01/24	521,520
200,000		Moody’s Corp	2.750	07/15/19	202,770
400,000		Moody’s Corp	2.750	12/15/21	403,316
200,000	g	Moody’s Corp	2.625	01/15/23	198,820
400,000		Moody’s Corp	4.875	02/15/24	440,382
200,000	g	Moody’s Corp	3.250	01/15/28	197,080
200,000		Moody’s Corp	5.250	07/15/44	232,567
100,000		Partners Healthcare System, Inc	4.117	07/01/55	99,162
329,000		Reed Elsevier Capital, Inc	3.125	10/15/22	329,716
63,000		Republic Services, Inc	5.500	09/15/19	67,640
615,000		Republic Services, Inc	5.000	03/01/20	660,471
580,000		Republic Services, Inc	5.250	11/15/21	644,893
250,000		Republic Services, Inc	3.550	06/01/22	260,177
750,000		Republic Services, Inc	3.200	03/15/25	755,968
400,000		Republic Services, Inc	2.900	07/01/26	392,209
300,000		S&P Global, Inc	2.500	08/15/18	302,100
300,000		S&P Global, Inc	3.300	08/14/20	307,537
300,000		S&P Global, Inc	4.000	06/15/25	314,138
925,000		S&P Global, Inc	4.400	02/15/26	994,502
345,000		Thomson Reuters Corp	6.500	07/15/18	361,177
600,000		Thomson Reuters Corp	4.300	11/23/23	643,261
200,000		Thomson Reuters Corp	3.350	05/15/26	199,699
145,000		Thomson Reuters Corp	5.850	04/15/40	168,996
400,000		Thomson Reuters Corp	4.500	05/23/43	401,001
200,000		Thomson Reuters Corp	5.650	11/23/43	231,793
1,000,000		VEREIT Operating Partnership LP	4.125	06/01/21	1,043,060
1,500,000		Visa, Inc	2.200	12/14/20	1,512,410
600,000		Visa, Inc	2.800	12/14/22	610,807
1,925,000		Visa, Inc	3.150	12/14/25	1,954,576
1,800,000		Visa, Inc	4.300	12/14/45	1,977,100
310,000		Waste Management, Inc	4.600	03/01/21	334,510
850,000		Waste Management, Inc	2.900	09/15/22	869,786
100,000		Waste Management, Inc	2.400	05/15/23	98,668
1,000,000		Waste Management, Inc	3.500	05/15/24	1,041,727
100,000		Waste Management, Inc	3.900	03/01/35	103,348
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			24,806,667

CONSUMER DURABLES & APPAREL - 0.1%
300,000		Coach, Inc	3.000	07/15/22	295,755
300,000		Coach, Inc	4.125	07/15/27	296,983
400,000		DR Horton, Inc	3.750	03/01/19	409,202
500,000		DR Horton, Inc	4.375	09/15/22	532,132
200,000		Hasbro, Inc	3.150	05/15/21	204,212
100,000		Hasbro, Inc	6.350	03/15/40	120,318
200,000		Hasbro, Inc	5.100	05/15/44	214,764
54

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Leggett & Platt, Inc	3.400%	08/15/22	$202,437
1,000,000	Masco Corp	4.450	04/01/25	1,068,100
200,000	Masco Corp	3.500	11/15/27	198,276
200,000	Masco Corp	4.500	05/15/47	201,202
200,000	Mattel, Inc	2.350	05/06/19	199,932
300,000	Mattel, Inc	2.350	08/15/21	293,894
100,000	Mattel, Inc	5.450	11/01/41	105,060
100,000	Mohawk Industries, Inc	3.850	02/01/23	103,235
100,000	Newell Rubbermaid, Inc	2.150	10/15/18	100,256
169,000	Newell Rubbermaid, Inc	2.600	03/29/19	170,654
300,000	Newell Rubbermaid, Inc	2.875	12/01/19	305,164
250,000	Newell Rubbermaid, Inc	3.150	04/01/21	255,918
350,000	Newell Rubbermaid, Inc	3.850	04/01/23	367,432
200,000	Newell Rubbermaid, Inc	4.000	12/01/24	207,803
100,000	Newell Rubbermaid, Inc	3.900	11/01/25	103,563
925,000	Newell Rubbermaid, Inc	4.200	04/01/26	982,246
350,000	Newell Rubbermaid, Inc	5.375	04/01/36	404,959
750,000	Newell Rubbermaid, Inc	5.500	04/01/46	904,265
300,000	NIKE, Inc	2.250	05/01/23	296,915
200,000	NIKE, Inc	2.375	11/01/26	189,752
300,000	NIKE, Inc	3.625	05/01/43	288,044
500,000	NIKE, Inc	3.875	11/01/45	504,083
200,000	NIKE, Inc	3.375	11/01/46	184,313
150,000	NVR, Inc	3.950	09/15/22	157,022
200,000	Ralph Lauren Corp	2.125	09/26/18	201,092
200,000	Ralph Lauren Corp	2.625	08/18/20	203,183
200,000	Signet UK Finance plc	4.700	06/15/24	194,676
220,000	VF Corp	6.450	11/01/37	293,265
150,000	Whirlpool Corp	4.700	06/01/22	163,342
100,000	Whirlpool Corp	3.700	03/01/23	103,452
100,000	Whirlpool Corp	4.000	03/01/24	105,744
200,000	Whirlpool Corp	4.500	06/01/46	209,154
	TOTAL CONSUMER DURABLES & APPAREL			11,341,799

CONSUMER SERVICES - 0.2%
100,000	Board of Trustees of The Leland Stanford Junior University	4.750	05/01/19	105,649
300,000	Board of Trustees of The Leland Stanford Junior University	3.647	05/01/48	313,609
200,000	California Institute of Technology	4.321	08/01/45	218,693
500,000	Catholic Health Initiatives	2.950	11/01/22	488,830
100,000	Children’s Hospital Corp	4.115	01/01/47	106,054
400,000	Cintas Corp No 2	2.900	04/01/22	406,208
400,000	Cintas Corp No 2	3.700	04/01/27	412,540
200,000	Darden Restaurants, Inc	3.850	05/01/27	203,230
100,000	Darden Restaurants, Inc	6.800	10/15/37	127,873
45,000	Dartmouth College	4.750	06/01/19	47,640
115,000	Duke University	3.299	10/01/46	110,213
100,000	George Washington University	3.485	09/15/22	103,685
300,000	George Washington University	4.300	09/15/44	318,965
200,000	George Washington University	4.868	09/15/45	227,969
200,000	Hyatt Hotels Corp	3.375	07/15/23	203,444
100,000	Hyatt Hotels Corp	4.850	03/15/26	109,232
19,000	Johns Hopkins University	5.250	07/01/19	20,195
200,000	Marriott International, Inc	3.000	03/01/19	203,064
200,000	Marriott International, Inc	3.375	10/15/20	206,500
300,000	Marriott International, Inc	2.875	03/01/21	304,400
200,000	Marriott International, Inc	3.125	10/15/21	204,648
55

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Marriott International, Inc	2.300%	01/15/22	$197,347
200,000	Marriott International, Inc	3.250	09/15/22	204,491
200,000	Marriott International, Inc	3.750	03/15/25	206,050
200,000	Marriott International, Inc	3.125	06/15/26	196,226
250,000	Massachusetts Institute of Technology	5.600	07/01/11	327,227
200,000	Massachusetts Institute of Technology	4.678	07/01/14	218,159
300,000	Massachusetts Institute of Technology	3.885	07/01/16	274,665
500,000	McDonald’s Corp	2.100	12/07/18	503,020
300,000	McDonald’s Corp	1.875	05/29/19	299,948
250,000	McDonald’s Corp	2.200	05/26/20	251,614
720,000	McDonald’s Corp	3.500	07/15/20	749,588
500,000	McDonald’s Corp	2.750	12/09/20	509,022
550,000	McDonald’s Corp	2.625	01/15/22	553,230
1,000,000	McDonald’s Corp	3.700	01/30/26	1,035,719
500,000	McDonald’s Corp	4.700	12/09/35	552,446
500,000	McDonald’s Corp	3.625	05/01/43	464,536
250,000	McDonald’s Corp	4.600	05/26/45	269,919
1,000,000	McDonald’s Corp	4.875	12/09/45	1,116,428
500,000	McDonald’s Corp	4.450	03/01/47	526,715
200,000	Northwestern University	3.688	12/01/38	210,121
200,000	Northwestern University	3.868	12/01/48	215,158
750,000	President and Fellows of Harvard College	3.619	10/01/37	781,493
200,000	President and Fellows of Harvard College	3.150	07/15/46	191,452
200,000	President and Fellows of Harvard College	3.300	07/15/56	191,656
100,000	Princeton University	4.950	03/01/19	105,375
220,000	Princeton University	5.700	03/01/39	299,086
200,000	Starbucks Corp	2.000	12/05/18	201,366
200,000	Starbucks Corp	2.100	02/04/21	201,231
200,000	Starbucks Corp	2.700	06/15/22	203,696
350,000	Starbucks Corp	3.850	10/01/23	376,825
175,000	Starbucks Corp	2.450	06/15/26	168,798
200,000	Starbucks Corp	4.300	06/15/45	219,745
200,000	Trinity Acquisition plc	3.500	09/15/21	204,786
200,000	Trinity Acquisition plc	4.400	03/15/26	208,863
200,000	Trustees of Dartmouth College	3.474	06/01/46	199,338
200,000	University of Notre Dame du Lac	3.438	02/15/45	199,210
200,000	Wesleyan University	4.781	07/01/16	195,973
200,000	William Marsh Rice University	3.574	05/15/45	205,565
200,000	William Marsh Rice University	3.774	05/15/55	209,874
200,000	Wyndham Worldwide Corp	4.250	03/01/22	210,456
200,000	Wyndham Worldwide Corp	3.900	03/01/23	206,154
200,000	Wyndham Worldwide Corp	5.100	10/01/25	216,031
200,000	Wyndham Worldwide Corp	4.500	04/01/27	206,199
200,000	Yale University	2.086	04/15/19	201,443
	TOTAL CONSUMER SERVICES			18,728,885

DIVERSIFIED FINANCIALS - 3.2%
5,033,000	AerCap Ireland Capital Ltd	5.000	10/01/21	5,446,330
200,000	Affiliated Managers Group, Inc	4.250	02/15/24	209,359
20,000	Ahold Finance USA LLC	6.875	05/01/29	25,102
300,000	American Express Co	3.625	12/05/24	307,005
829,000	American Express Co	4.050	12/03/42	849,994
1,175,000	American Express Credit Corp	2.125	07/27/18	1,179,682
500,000	American Express Credit Corp	1.800	07/31/18	500,129
750,000	American Express Credit Corp	2.125	03/18/19	753,622
750,000	American Express Credit Corp	1.875	05/03/19	750,291
56

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		American Express Credit Corp	2.250%	08/15/19	$504,786
300,000		American Express Credit Corp	1.700	10/30/19	298,397
1,100,000		American Express Credit Corp	2.200	03/03/20	1,105,160
575,000		American Express Credit Corp	2.375	05/26/20	579,787
500,000		American Express Credit Corp	2.600	09/14/20	507,260
1,050,000		American Express Credit Corp	2.700	03/03/22	1,058,730
750,000		American Express Credit Corp	3.300	05/03/27	747,748
500,000		American Honda Finance Corp	1.600	07/13/18	500,374
300,000		American Honda Finance Corp	2.125	10/10/18	301,936
200,000		American Honda Finance Corp	1.500	11/19/18	199,439
200,000		American Honda Finance Corp	1.700	02/22/19	200,231
300,000		American Honda Finance Corp	1.200	07/12/19	297,144
500,000		American Honda Finance Corp	2.250	08/15/19	504,267
200,000		American Honda Finance Corp	2.000	02/14/20	200,425
700,000		American Honda Finance Corp	2.150	03/13/20	703,003
300,000		American Honda Finance Corp	2.450	09/24/20	304,039
300,000		American Honda Finance Corp	1.650	07/12/21	293,492
200,000		American Honda Finance Corp	1.700	09/09/21	195,927
200,000		American Honda Finance Corp	2.900	02/16/24	202,537
100,000		American Honda Finance Corp	2.300	09/09/26	94,451
295,000		Ameriprise Financial, Inc	5.300	03/15/20	318,968
400,000		Ameriprise Financial, Inc	4.000	10/15/23	427,313
300,000		Ameriprise Financial, Inc	3.700	10/15/24	313,371
200,000		Ameriprise Financial, Inc	2.875	09/15/26	194,209
300,000		Ares Capital Corp	4.875	11/30/18	310,501
350,000		Ares Capital Corp	3.875	01/15/20	356,844
200,000		Ares Capital Corp	3.625	01/19/22	202,293
2,000,000		Bank of New York Mellon Corp	2.300	09/11/19	2,019,796
1,000,000		Bank of New York Mellon Corp	2.150	02/24/20	1,005,699
300,000		Bank of New York Mellon Corp	2.600	08/17/20	304,408
500,000		Bank of New York Mellon Corp	2.450	11/27/20	504,834
375,000		Bank of New York Mellon Corp	2.500	04/15/21	377,942
300,000		Bank of New York Mellon Corp	2.050	05/03/21	297,227
500,000		Bank of New York Mellon Corp	3.550	09/23/21	522,171
750,000		Bank of New York Mellon Corp	2.600	02/07/22	755,164
150,000	i	Bank of New York Mellon Corp	2.661	05/16/23	150,337
500,000		Bank of New York Mellon Corp	2.200	08/16/23	484,744
250,000		Bank of New York Mellon Corp	3.650	02/04/24	260,722
800,000		Bank of New York Mellon Corp	3.250	09/11/24	816,601
500,000		Bank of New York Mellon Corp	3.000	02/24/25	499,163
500,000		Bank of New York Mellon Corp	2.800	05/04/26	488,312
500,000		Bank of New York Mellon Corp	2.450	08/17/26	476,662
300,000		Bank of New York Mellon Corp	3.250	05/16/27	302,695
100,000		Bank of New York Mellon Corp	3.000	10/30/28	96,792
500,000		Barclays Bank plc	5.140	10/14/20	535,099
300,000		Berkshire Hathaway, Inc	2.100	08/14/19	302,304
750,000		Berkshire Hathaway, Inc	2.200	03/15/21	755,690
200,000		Berkshire Hathaway, Inc	3.750	08/15/21	212,898
300,000		Berkshire Hathaway, Inc	3.000	02/11/23	307,404
750,000		Berkshire Hathaway, Inc	2.750	03/15/23	759,840
1,750,000		Berkshire Hathaway, Inc	3.125	03/15/26	1,769,861
800,000		Berkshire Hathaway, Inc	4.500	02/11/43	882,883
790,000		BlackRock, Inc	5.000	12/10/19	848,281
125,000		BlackRock, Inc	3.375	06/01/22	130,393
500,000		BlackRock, Inc	3.500	03/18/24	525,709
200,000		BlackRock, Inc	3.200	03/15/27	202,456
57

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Block Financial LLC	5.500%	11/01/22	$216,644
200,000	Block Financial LLC	5.250	10/01/25	212,010
1,000,000	BNP Paribas S.A.	2.700	08/20/18	1,011,370
300,000	BNP Paribas S.A.	2.400	12/12/18	302,550
500,000	BNP Paribas S.A.	2.450	03/17/19	504,905
1,225,000	BNP Paribas S.A.	2.375	05/21/20	1,237,125
700,000	BNP Paribas S.A.	5.000	01/15/21	765,269
300,000	BNP Paribas S.A.	3.250	03/03/23	307,679
500,000	BNP Paribas S.A.	4.250	10/15/24	521,523
200,000	Broadridge Financial Solutions, Inc	3.950	09/01/20	209,443
200,000	Broadridge Financial Solutions, Inc	3.400	06/27/26	196,932
300,000	Brookfield Asset Management, Inc	4.000	01/15/25	306,443
700,000	Capital One Financial Corp	2.500	05/12/20	702,982
1,250,000	Capital One Financial Corp	3.050	03/09/22	1,259,686
500,000	Capital One Financial Corp	3.750	04/24/24	510,955
200,000	Capital One Financial Corp	3.200	02/05/25	195,790
500,000	Capital One Financial Corp	4.200	10/29/25	504,217
300,000	Capital One Financial Corp	3.750	07/28/26	292,778
650,000	Capital One Financial Corp	3.750	03/09/27	647,711
200,000	CBOE Holdings, Inc	1.950	06/28/19	199,940
200,000	CBOE Holdings, Inc	3.650	01/12/27	201,742
500,000	Celanese US Holdings LLC	4.625	11/15/22	538,516
100,000	Charles Schwab Corp	4.450	07/22/20	106,687
200,000	Charles Schwab Corp	3.000	03/10/25	200,037
500,000	Charles Schwab Corp	3.200	03/02/27	502,387
350,000	CME Group, Inc	3.000	09/15/22	358,286
300,000	CME Group, Inc	3.000	03/15/25	302,707
200,000	CME Group, Inc	5.300	09/15/43	248,975
2,250,000	Credit Suisse	2.300	05/28/19	2,264,890
2,250,000	Credit Suisse	5.400	01/14/20	2,416,003
1,150,000	Credit Suisse	3.625	09/09/24	1,188,051
750,000	Credit Suisse Group Funding Guernsey Ltd	3.125	12/10/20	764,038
1,000,000	Credit Suisse Group Funding Guernsey Ltd	3.450	04/16/21	1,026,453
450,000	Credit Suisse Group Funding Guernsey Ltd	3.800	09/15/22	467,486
475,000	Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	489,638
1,050,000	Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	1,060,964
750,000	Credit Suisse Group Funding Guernsey Ltd	4.550	04/17/26	796,798
1,250,000	Credit Suisse Group Funding Guernsey Ltd	4.875	05/15/45	1,377,750
1,850,000	Diageo Investment Corp	2.875	05/11/22	1,894,957
100,000	Diageo Investment Corp	4.250	05/11/42	106,515
100,000	Discover Financial Services	5.200	04/27/22	108,843
700,000	Discover Financial Services	3.950	11/06/24	710,898
300,000	Eaton Vance Corp	3.625	06/15/23	309,670
200,000	Eaton Vance Corp	3.500	04/06/27	201,948
400,000	Ford Motor Credit Co LLC	2.875	10/01/18	403,976
500,000	Ford Motor Credit Co LLC	2.375	03/12/19	502,282
300,000	Ford Motor Credit Co LLC	2.262	03/28/19	300,828
300,000	Ford Motor Credit Co LLC	2.021	05/03/19	299,546
300,000	Ford Motor Credit Co LLC	1.897	08/12/19	297,718
500,000	Ford Motor Credit Co LLC	2.597	11/04/19	503,347
300,000	Ford Motor Credit Co LLC	2.681	01/09/20	301,996
1,000,000	Ford Motor Credit Co LLC	2.459	03/27/20	1,000,798
400,000	Ford Motor Credit Co LLC	2.425	06/12/20	399,632
300,000	Ford Motor Credit Co LLC	3.200	01/15/21	304,473
3,550,000	Ford Motor Credit Co LLC	3.336	03/18/21	3,618,227
500,000	Ford Motor Credit Co LLC	5.875	08/02/21	557,515
58

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$350,000	Ford Motor Credit Co LLC	3.219%	01/09/22	$353,074
900,000	Ford Motor Credit Co LLC	3.339	03/28/22	913,162
450,000	Ford Motor Credit Co LLC	3.096	05/04/23	444,619
200,000	Ford Motor Credit Co LLC	3.810	01/09/24	202,456
1,000,000	Ford Motor Credit Co LLC	3.664	09/08/24	997,647
925,000	Ford Motor Credit Co LLC	4.134	08/04/25	941,045
500,000	Ford Motor Credit Co LLC	4.389	01/08/26	515,075
150,000	Franklin Resources, Inc	2.800	09/15/22	151,868
200,000	Franklin Resources, Inc	2.850	03/30/25	197,510
200,000	FS Investment Corp	4.250	01/15/20	204,036
2,452,000	GE Capital International Funding Co	2.342	11/15/20	2,471,388
3,443,000	GE Capital International Funding Co	3.373	11/15/25	3,560,258
3,444,000	GE Capital International Funding Co	4.418	11/15/35	3,752,369
1,500,000	General Electric Capital Corp	2.300	01/14/19	1,513,600
200,000	General Electric Capital Corp	2.100	12/11/19	201,596
181,000	General Electric Capital Corp	5.500	01/08/20	197,141
250,000	General Electric Capital Corp	2.200	01/09/20	252,246
532,000	General Electric Capital Corp	4.375	09/16/20	570,991
72,000	General Electric Capital Corp	4.625	01/07/21	78,135
86,000	General Electric Capital Corp	5.300	02/11/21	95,099
200,000	General Electric Capital Corp	4.650	10/17/21	220,291
544,000	General Electric Capital Corp	3.150	09/07/22	564,267
144,000	General Electric Capital Corp	3.100	01/09/23	149,313
1,503,000	General Electric Capital Corp	3.450	05/15/24	1,579,489
752,000	General Electric Capital Corp	6.750	03/15/32	1,030,879
344,000	General Electric Capital Corp	5.875	01/14/38	445,888
352,000	General Electric Capital Corp	6.875	01/10/39	510,817
1,500,000	General Motors Financial Co, Inc	3.100	01/15/19	1,520,544
500,000	General Motors Financial Co, Inc	2.400	05/09/19	501,356
1,000,000	General Motors Financial Co, Inc	2.350	10/04/19	999,947
500,000	General Motors Financial Co, Inc	2.650	04/13/20	502,288
200,000	General Motors Financial Co, Inc	3.200	07/13/20	203,767
700,000	General Motors Financial Co, Inc	3.700	11/24/20	724,208
500,000	General Motors Financial Co, Inc	4.200	03/01/21	524,389
875,000	General Motors Financial Co, Inc	3.200	07/06/21	884,754
750,000	General Motors Financial Co, Inc	3.450	01/14/22	762,406
2,500,000	General Motors Financial Co, Inc	3.450	04/10/22	2,540,725
300,000	General Motors Financial Co, Inc	3.150	06/30/22	298,725
825,000	General Motors Financial Co, Inc	3.700	05/09/23	837,646
500,000	General Motors Financial Co, Inc	3.950	04/13/24	506,975
300,000	General Motors Financial Co, Inc	4.300	07/13/25	306,012
225,000	General Motors Financial Co, Inc	5.250	03/01/26	243,047
400,000	General Motors Financial Co, Inc	4.000	10/06/26	397,725
1,250,000	General Motors Financial Co, Inc	4.350	01/17/27	1,265,514
750,000	Goldman Sachs Group, Inc	2.900	07/19/18	758,526
1,500,000	Goldman Sachs Group, Inc	2.625	01/31/19	1,515,588
200,000	Goldman Sachs Group, Inc	2.000	04/25/19	199,832
1,500,000	Goldman Sachs Group, Inc	2.550	10/23/19	1,516,440
1,000,000	Goldman Sachs Group, Inc	2.300	12/13/19	1,002,607
2,505,000	Goldman Sachs Group, Inc	5.375	03/15/20	2,704,689
950,000	Goldman Sachs Group, Inc	2.600	04/23/20	958,753
1,150,000	Goldman Sachs Group, Inc	6.000	06/15/20	1,268,612
425,000	Goldman Sachs Group, Inc	2.750	09/15/20	430,086
500,000	Goldman Sachs Group, Inc	2.600	12/27/20	502,630
500,000	Goldman Sachs Group, Inc	2.875	02/25/21	505,317
150,000	Goldman Sachs Group, Inc	2.625	04/25/21	150,284
59

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,300,000		Goldman Sachs Group, Inc	5.250%	07/27/21	$1,424,732
500,000		Goldman Sachs Group, Inc	2.350	11/15/21	493,923
2,325,000		Goldman Sachs Group, Inc	5.750	01/24/22	2,617,390
1,250,000		Goldman Sachs Group, Inc	3.000	04/26/22	1,261,557
1,800,000		Goldman Sachs Group, Inc	3.625	01/22/23	1,857,578
1,000,000	i	Goldman Sachs Group, Inc	2.908	06/05/23	996,034
1,500,000		Goldman Sachs Group, Inc	4.000	03/03/24	1,570,353
500,000		Goldman Sachs Group, Inc	3.850	07/08/24	518,998
3,050,000		Goldman Sachs Group, Inc	3.500	01/23/25	3,083,397
600,000		Goldman Sachs Group, Inc	3.750	05/22/25	614,449
250,000		Goldman Sachs Group, Inc	4.250	10/21/25	258,439
800,000		Goldman Sachs Group, Inc	3.750	02/25/26	814,679
1,050,000		Goldman Sachs Group, Inc	3.500	11/16/26	1,044,541
3,500,000		Goldman Sachs Group, Inc	3.850	01/26/27	3,560,921
550,000	i	Goldman Sachs Group, Inc	3.691	06/05/28	552,244
2,150,000		Goldman Sachs Group, Inc	6.250	02/01/41	2,811,929
1,075,000		Goldman Sachs Group, Inc	4.800	07/08/44	1,193,710
1,075,000		Goldman Sachs Group, Inc	5.150	05/22/45	1,196,005
1,075,000		Goldman Sachs Group, Inc	4.750	10/21/45	1,191,118
1,282,000		HSBC Finance Corp	6.676	01/15/21	1,444,652
500,000		Intercontinental Exchange, Inc	2.750	12/01/20	509,311
500,000		Intercontinental Exchange, Inc	3.750	12/01/25	523,110
200,000		IntercontinentalExchange Group, Inc	2.500	10/15/18	201,869
200,000		IntercontinentalExchange Group, Inc	4.000	10/15/23	210,103
125,000		Invesco Finance plc	3.125	11/30/22	127,349
200,000		Invesco Finance plc	4.000	01/30/24	212,162
200,000		Invesco Finance plc	3.750	01/15/26	207,380
200,000		Invesco Finance plc	5.375	11/30/43	235,039
300,000		Janus Capital Group, Inc	4.875	08/01/25	322,454
200,000		Jefferies Group LLC	4.850	01/15/27	208,925
825,000		Jefferies Group, Inc	8.500	07/15/19	923,459
500,000		Jefferies Group, Inc	6.875	04/15/21	569,058
600,000		Jefferies Group, Inc	6.450	06/08/27	687,492
700,000		Korea Finance Corp	2.250	08/07/17	700,237
500,000		Korea Finance Corp	2.875	08/22/18	505,021
250,000		Lazard Group LLC	4.250	11/14/20	263,730
150,000		Lazard Group LLC	3.750	02/13/25	151,264
200,000		Lazard Group LLC	3.625	03/01/27	197,569
400,000		Legg Mason, Inc	5.625	01/15/44	425,379
1,500,000		Merrill Lynch & Co, Inc	6.110	01/29/37	1,837,903
500,000		Morgan Stanley	2.200	12/07/18	502,506
1,450,000		Morgan Stanley	2.500	01/24/19	1,461,239
500,000		Morgan Stanley	2.450	02/01/19	503,355
796,000		Morgan Stanley	7.300	05/13/19	870,271
4,000,000		Morgan Stanley	2.375	07/23/19	4,027,872
300,000		Morgan Stanley	5.625	09/23/19	322,309
590,000		Morgan Stanley	5.500	01/26/20	636,383
700,000		Morgan Stanley	2.650	01/27/20	707,334
1,000,000		Morgan Stanley	2.800	06/16/20	1,014,872
1,200,000		Morgan Stanley	5.500	07/28/21	1,330,504
1,250,000		Morgan Stanley	2.625	11/17/21	1,248,029
1,025,000		Morgan Stanley	2.750	05/19/22	1,024,662
2,500,000		Morgan Stanley	4.875	11/01/22	2,714,043
2,850,000		Morgan Stanley	4.100	05/22/23	2,974,896
1,000,000		Morgan Stanley	3.875	04/29/24	1,039,548
2,592,000		Morgan Stanley	3.700	10/23/24	2,660,286
60

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$650,000		Morgan Stanley	4.000%	07/23/25	$678,489
750,000		Morgan Stanley	5.000	11/24/25	815,668
775,000		Morgan Stanley	3.125	07/27/26	753,570
325,000		Morgan Stanley	4.350	09/08/26	337,916
2,250,000		Morgan Stanley	3.625	01/20/27	2,264,360
1,600,000		Morgan Stanley	3.950	04/23/27	1,610,229
600,000		Morgan Stanley	7.250	04/01/32	818,947
1,750,000		Morgan Stanley	4.300	01/27/45	1,812,305
1,000,000		Morgan Stanley	4.375	01/22/47	1,044,750
220,000		NASDAQ OMX Group, Inc	5.550	01/15/20	237,764
250,000		NASDAQ OMX Group, Inc	4.250	06/01/24	264,467
200,000		NASDAQ, Inc	3.850	06/30/26	202,952
300,000		National Rural Utilities Cooperative Finance Corp	1.650	02/08/19	299,328
125,000		National Rural Utilities Cooperative Finance Corp	2.300	11/15/19	125,781
500,000		National Rural Utilities Cooperative Finance Corp	2.300	11/01/20	500,540
350,000		National Rural Utilities Cooperative Finance Corp	3.050	02/15/22	358,648
500,000		National Rural Utilities Cooperative Finance Corp	2.400	04/25/22	502,277
200,000		National Rural Utilities Cooperative Finance Corp	2.700	02/15/23	200,213
200,000		National Rural Utilities Cooperative Finance Corp	3.400	11/15/23	207,050
300,000		National Rural Utilities Cooperative Finance Corp	2.950	02/07/24	302,761
400,000		National Rural Utilities Cooperative Finance Corp	2.850	01/27/25	398,155
200,000		National Rural Utilities Cooperative Finance Corp	3.250	11/01/25	202,677
500,000	i	National Rural Utilities Cooperative Finance Corp	4.750	04/30/43	510,912
200,000	i	National Rural Utilities Cooperative Finance Corp	5.250	04/20/46	210,547
500,000		Nomura Holdings, Inc	2.750	03/19/19	505,021
430,000		Nomura Holdings, Inc	6.700	03/04/20	476,277
1,000,000		Oesterreichische Kontrollbank AG.	1.125	05/29/18	997,308
500,000		Oesterreichische Kontrollbank AG.	1.625	03/12/19	500,175
500,000		Oesterreichische Kontrollbank AG.	1.125	04/26/19	495,507
1,550,000		Oesterreichische Kontrollbank AG.	1.500	10/21/20	1,531,713
500,000		Oesterreichische Kontrollbank AG.	2.375	10/01/21	506,618
1,000,000		PACCAR Financial Corp	1.950	02/27/20	999,860
500,000		Raymond James Financial, Inc	3.625	09/15/26	500,507
100,000		Raymond James Financial, Inc	4.950	07/15/46	108,674
500,000		Sasol Financing International plc	4.500	11/14/22	511,771
1,500,000		Shire Acquisitions Investments Ireland DAC	1.900	09/23/19	1,493,102
1,500,000		Shire Acquisitions Investments Ireland DAC	2.400	09/23/21	1,482,360
1,500,000		Shire Acquisitions Investments Ireland DAC	2.875	09/23/23	1,486,548
1,000,000		Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	977,957
150,000		State Street Corp	1.350	05/15/18	149,847
300,000		State Street Corp	2.550	08/18/20	305,609
300,000		State Street Corp	4.375	03/07/21	321,464
500,000		State Street Corp	1.950	05/19/21	494,158
500,000	i	State Street Corp	2.653	05/15/23	501,460
400,000		State Street Corp	3.100	05/15/23	407,050
350,000		State Street Corp	3.700	11/20/23	370,295
500,000		State Street Corp	3.300	12/16/24	514,225
225,000		State Street Corp	3.550	08/18/25	234,315
500,000		State Street Corp	2.650	05/19/26	484,267
200,000		Stifel Financial Corp	3.500	12/01/20	204,077
100,000		Stifel Financial Corp	4.250	07/18/24	101,816
700,000		Synchrony Financial	2.600	01/15/19	703,758
250,000		Synchrony Financial	3.000	08/15/19	253,535
275,000		Synchrony Financial	2.700	02/03/20	276,376
300,000		Synchrony Financial	3.750	08/15/21	308,109
250,000		Synchrony Financial	4.250	08/15/24	255,372
61

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$600,000	Synchrony Financial	4.500%	07/23/25	$617,063
300,000	Synchrony Financial	3.700	08/04/26	289,544
300,000	Syngenta Finance NV	3.125	03/28/22	296,110
300,000	TD Ameritrade Holding Corp	2.950	04/01/22	306,956
350,000	TD Ameritrade Holding Corp	3.625	04/01/25	362,188
350,000	TD Ameritrade Holding Corp	3.300	04/01/27	349,134
300,000	Toyota Motor Credit Corp	1.550	07/13/18	300,526
1,350,000	Toyota Motor Credit Corp	2.000	10/24/18	1,357,366
500,000	Toyota Motor Credit Corp	1.700	01/09/19	500,262
500,000	Toyota Motor Credit Corp	2.100	01/17/19	503,088
300,000	Toyota Motor Credit Corp	1.700	02/19/19	300,366
350,000	Toyota Motor Credit Corp	1.400	05/20/19	347,896
400,000	Toyota Motor Credit Corp	2.125	07/18/19	402,793
200,000	Toyota Motor Credit Corp	1.550	10/18/19	199,130
500,000	Toyota Motor Credit Corp	2.150	03/12/20	502,822
300,000	Toyota Motor Credit Corp	1.950	04/17/20	299,885
300,000	Toyota Motor Credit Corp	1.900	04/08/21	296,906
750,000	Toyota Motor Credit Corp	2.750	05/17/21	764,412
300,000	Toyota Motor Credit Corp	3.400	09/15/21	313,473
750,000	Toyota Motor Credit Corp	2.600	01/11/22	757,827
300,000	Toyota Motor Credit Corp	2.800	07/13/22	305,079
400,000	Toyota Motor Credit Corp	2.625	01/10/23	402,945
400,000	Toyota Motor Credit Corp	2.250	10/18/23	391,310
300,000	Toyota Motor Credit Corp	2.900	04/17/24	302,168
300,000	Toyota Motor Credit Corp	3.200	01/11/27	304,153
1,750,000	UBS AG.	2.375	08/14/19	1,766,006
1,000,000	UBS AG.	2.350	03/26/20	1,005,864
250,000	Unilever Capital Corp	4.800	02/15/19	261,962
300,000	Unilever Capital Corp	2.200	03/06/19	302,061
300,000	Unilever Capital Corp	1.800	05/05/20	299,424
250,000	Unilever Capital Corp	2.100	07/30/20	250,774
250,000	Unilever Capital Corp	4.250	02/10/21	267,405
300,000	Unilever Capital Corp	1.375	07/28/21	289,549
400,000	Unilever Capital Corp	2.200	05/05/22	397,217
400,000	Unilever Capital Corp	2.600	05/05/24	395,167
450,000	Unilever Capital Corp	3.100	07/30/25	453,472
225,000	Unilever Capital Corp	2.000	07/28/26	207,068
400,000	Unilever Capital Corp	2.900	05/05/27	394,645
330,000	Unilever Capital Corp	5.900	11/15/32	430,126
425,000	Wells Fargo & Co	2.150	01/15/19	427,142
1,000,000	Wells Fargo & Co	2.150	01/30/20	1,003,642
1,250,000	Wells Fargo & Co	2.600	07/22/20	1,267,521
450,000	Wells Fargo & Co	2.550	12/07/20	455,121
1,000,000	Wells Fargo & Co	3.000	01/22/21	1,021,089
1,000,000	Wells Fargo & Co	2.500	03/04/21	1,003,371
1,200,000	Wells Fargo & Co	4.600	04/01/21	1,293,430
750,000	Wells Fargo & Co	2.100	07/26/21	739,988
3,500,000	Wells Fargo & Co	3.500	03/08/22	3,635,618
750,000	Wells Fargo & Co	3.069	01/24/23	759,967
700,000	Wells Fargo & Co	3.450	02/13/23	716,604
500,000	Wells Fargo & Co	4.125	08/15/23	528,701
334,000	Wells Fargo & Co	4.480	01/16/24	358,024
2,200,000	Wells Fargo & Co	3.300	09/09/24	2,231,684
2,550,000	Wells Fargo & Co	3.000	02/19/25	2,510,646
500,000	Wells Fargo & Co	3.550	09/29/25	508,397
2,500,000	Wells Fargo & Co	3.000	04/22/26	2,441,883
62

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$650,000		Wells Fargo & Co	4.100%	06/03/26	$672,336
1,750,000		Wells Fargo & Co	3.000	10/23/26	1,704,257
750,000		Wells Fargo & Co	4.300	07/22/27	786,480
1,325,000	i	Wells Fargo & Co	3.584	05/22/28	1,338,846
264,000		Wells Fargo & Co	5.375	02/07/35	315,593
725,000		Wells Fargo & Co	5.375	11/02/43	839,828
1,143,000		Wells Fargo & Co	5.606	01/15/44	1,361,008
300,000		Wells Fargo & Co	4.650	11/04/44	315,527
1,500,000		Wells Fargo & Co	3.900	05/01/45	1,502,817
750,000		Wells Fargo & Co	4.900	11/17/45	818,927
750,000		Wells Fargo & Co	4.400	06/14/46	760,398
1,250,000		Wells Fargo & Co	4.750	12/07/46	1,336,504
		TOTAL DIVERSIFIED FINANCIALS			264,260,913

ENERGY - 2.5%
965,000		Anadarko Petroleum Corp	8.700	03/15/19	1,064,345
375,000		Anadarko Petroleum Corp	4.850	03/15/21	400,219
200,000		Anadarko Petroleum Corp	3.450	07/15/24	195,381
350,000		Anadarko Petroleum Corp	5.550	03/15/26	391,162
1,325,000		Anadarko Petroleum Corp	6.200	03/15/40	1,514,724
200,000		Anadarko Petroleum Corp	4.500	07/15/44	186,463
500,000		Anadarko Petroleum Corp	6.600	03/15/46	617,396
400,000		Apache Corp	6.900	09/15/18	422,697
1,200,000		Apache Corp	3.250	04/15/22	1,217,365
980,000		Apache Corp	5.100	09/01/40	1,002,412
300,000		Apache Corp	5.250	02/01/42	314,851
350,000		Apache Corp	4.750	04/15/43	351,475
300,000		Apache Corp	4.250	01/15/44	281,383
129,000		Baker Hughes, Inc	3.200	08/15/21	132,663
800,000		Baker Hughes, Inc	5.125	09/15/40	915,170
200,000		Boardwalk Pipelines LP	5.750	09/15/19	212,991
200,000		Boardwalk Pipelines LP	3.375	02/01/23	198,391
200,000		Boardwalk Pipelines LP	5.950	06/01/26	222,723
200,000		Boardwalk Pipelines LP	4.450	07/15/27	204,786
300,000		BP Capital Markets plc	2.241	09/26/18	301,715
225,000		BP Capital Markets plc	1.676	05/03/19	224,251
500,000		BP Capital Markets plc	2.237	05/10/19	503,867
1,450,000		BP Capital Markets plc	2.315	02/13/20	1,463,207
300,000		BP Capital Markets plc	4.500	10/01/20	322,093
150,000		BP Capital Markets plc	4.742	03/11/21	162,991
500,000		BP Capital Markets plc	2.112	09/16/21	495,521
650,000		BP Capital Markets plc	3.561	11/01/21	680,287
1,200,000		BP Capital Markets plc	3.245	05/06/22	1,234,283
850,000		BP Capital Markets plc	2.500	11/06/22	841,824
300,000		BP Capital Markets plc	3.994	09/26/23	318,325
800,000		BP Capital Markets plc	3.216	11/28/23	812,338
500,000		BP Capital Markets plc	3.814	02/10/24	521,477
500,000		BP Capital Markets plc	3.224	04/14/24	504,810
300,000		BP Capital Markets plc	3.535	11/04/24	307,997
500,000		BP Capital Markets plc	3.506	03/17/25	511,911
500,000		BP Capital Markets plc	3.119	05/04/26	495,615
200,000		BP Capital Markets plc	3.017	01/16/27	194,603
500,000		BP Capital Markets plc	3.588	04/14/27	507,378
300,000		BP Capital Markets plc	3.723	11/28/28	308,470
200,000		Buckeye Partners LP	2.650	11/15/18	201,069
200,000		Buckeye Partners LP	4.875	02/01/21	211,711
63

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Buckeye Partners LP	4.350%	10/15/24	$206,017
300,000		Buckeye Partners LP	3.950	12/01/26	296,979
200,000		Buckeye Partners LP	5.850	11/15/43	214,804
100,000		Buckeye Partners LP	5.600	10/15/44	103,363
575,000		Burlington Resources Finance Co	7.200	08/15/31	759,264
200,000		Burlington Resources Finance Co	7.400	12/01/31	270,446
300,000		Canadian Natural Resources Ltd	2.950	01/15/23	297,571
600,000		Canadian Natural Resources Ltd	3.800	04/15/24	607,269
700,000		Canadian Natural Resources Ltd	3.900	02/01/25	708,656
750,000		Canadian Natural Resources Ltd	3.850	06/01/27	745,687
850,000		Canadian Natural Resources Ltd	6.250	03/15/38	1,002,754
300,000		Canadian Natural Resources Ltd	4.950	06/01/47	304,885
500,000		Cenovus Energy, Inc	5.700	10/15/19	527,695
550,000	g	Cenovus Energy, Inc	4.250	04/15/27	523,999
750,000	g	Cenovus Energy, Inc	5.250	06/15/37	701,179
500,000		Cenovus Energy, Inc	5.200	09/15/43	443,542
750,000	g	Cenovus Energy, Inc	5.400	06/15/47	700,924
500,000		Chevron Corp	1.790	11/16/18	501,538
200,000		Chevron Corp	4.950	03/03/19	210,646
500,000		Chevron Corp	1.561	05/16/19	498,562
1,000,000		Chevron Corp	2.193	11/15/19	1,009,906
400,000		Chevron Corp	1.961	03/03/20	401,186
300,000		Chevron Corp	1.991	03/03/20	300,762
1,250,000		Chevron Corp	2.427	06/24/20	1,267,966
750,000		Chevron Corp	2.100	05/16/21	747,664
400,000		Chevron Corp	2.411	03/03/22	401,484
300,000		Chevron Corp	2.498	03/03/22	302,771
1,050,000		Chevron Corp	2.355	12/05/22	1,045,016
500,000		Chevron Corp	2.566	05/16/23	500,778
250,000		Chevron Corp	3.191	06/24/23	258,712
300,000		Chevron Corp	2.895	03/03/24	302,764
125,000		Chevron Corp	3.326	11/17/25	128,123
950,000		Chevron Corp	2.954	05/16/26	942,983
500,000		Cimarex Energy Co	4.375	06/01/24	524,163
100,000		Cimarex Energy Co	3.900	05/15/27	100,558
269,000		ConocoPhillips Co	5.750	02/01/19	284,731
300,000		ConocoPhillips Co	2.200	05/15/20	300,960
500,000		ConocoPhillips Co	4.200	03/15/21	530,078
1,300,000		ConocoPhillips Co	2.875	11/15/21	1,320,739
600,000		ConocoPhillips Co	2.400	12/15/22	589,697
800,000		ConocoPhillips Co	3.350	11/15/24	814,802
300,000		ConocoPhillips Co	4.150	11/15/34	301,790
250,000		ConocoPhillips Co	5.900	05/15/38	306,567
1,035,000		ConocoPhillips Co	6.500	02/01/39	1,367,429
300,000		ConocoPhillips Co	4.300	11/15/44	306,734
500,000		ConocoPhillips Co	5.950	03/15/46	626,167
500,000		ConocoPhillips Holding Co	6.950	04/15/29	641,355
1,025,000		Devon Energy Corp	3.250	05/15/22	1,018,575
885,000		Devon Energy Corp	5.600	07/15/41	920,214
700,000		Devon Energy Corp	4.750	05/15/42	679,528
300,000		Devon Energy Corp	5.000	06/15/45	305,994
300,000		Ecopetrol S.A.	4.250	09/18/18	306,900
550,000		Ecopetrol S.A.	7.625	07/23/19	607,750
725,000		Ecopetrol S.A.	5.875	09/18/23	792,787
1,000,000		Ecopetrol S.A.	4.125	01/16/25	980,000
400,000		Ecopetrol S.A.	5.375	06/26/26	416,000
64

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Ecopetrol S.A.	7.375%	09/18/43	$215,140
300,000	Ecopetrol S.A.	5.875	05/28/45	275,400
300,000	El Paso Pipeline Partners Operating Co LLC	4.300	05/01/24	310,091
400,000	El Paso Pipeline Partners Operating Co LLC	4.700	11/01/42	378,112
495,000	Enbridge Energy Partners LP	5.200	03/15/20	524,893
675,000	Enbridge Energy Partners LP	4.375	10/15/20	710,396
200,000	Enbridge Energy Partners LP	5.875	10/15/25	228,175
300,000	Enbridge Energy Partners LP	5.500	09/15/40	314,611
200,000	Enbridge Energy Partners LP	7.375	10/15/45	255,008
1,000,000	EnCana Corp	3.900	11/15/21	1,019,190
1,000,000	EnCana Corp	6.500	08/15/34	1,142,072
200,000	EnLink Midstream Partners LP	2.700	04/01/19	199,569
200,000	EnLink Midstream Partners LP	4.400	04/01/24	203,055
300,000	EnLink Midstream Partners LP	4.150	06/01/25	296,280
100,000	EnLink Midstream Partners LP	4.850	07/15/26	104,052
200,000	EnLink Midstream Partners LP	5.600	04/01/44	202,126
400,000	EnLink Midstream Partners LP	5.450	06/01/47	399,354
130,000	Enterprise Products Operating LLC	6.500	01/31/19	138,670
600,000	Enterprise Products Operating LLC	5.200	09/01/20	651,146
100,000	Enterprise Products Operating LLC	2.850	04/15/21	101,123
400,000	Enterprise Products Operating LLC	4.050	02/15/22	421,859
1,100,000	Enterprise Products Operating LLC	3.350	03/15/23	1,129,367
800,000	Enterprise Products Operating LLC	3.900	02/15/24	832,165
300,000	Enterprise Products Operating LLC	3.700	02/15/26	305,580
1,300,000	Enterprise Products Operating LLC	3.950	02/15/27	1,343,840
480,000	Enterprise Products Operating LLC	6.125	10/15/39	576,067
300,000	Enterprise Products Operating LLC	4.850	08/15/42	317,922
100,000	Enterprise Products Operating LLC	4.450	02/15/43	99,511
1,000,000	Enterprise Products Operating LLC	4.850	03/15/44	1,061,463
500,000	Enterprise Products Operating LLC	5.100	02/15/45	549,793
300,000	Enterprise Products Operating LLC	4.900	05/15/46	323,047
200,000	Enterprise Products Operating LLC	4.950	10/15/54	207,880
900,000	EOG Resources, Inc	2.450	04/01/20	902,719
440,000	EOG Resources, Inc	4.100	02/01/21	461,465
600,000	EOG Resources, Inc	2.625	03/15/23	592,129
150,000	EOG Resources, Inc	4.150	01/15/26	157,617
200,000	EOG Resources, Inc	3.900	04/01/35	194,179
200,000	EOG Resources, Inc	5.100	01/15/36	219,640
50,000	EQT Corp	6.500	04/01/18	51,634
550,000	EQT Corp	8.125	06/01/19	606,938
750,000	Exxon Mobil Corp	1.708	03/01/19	752,137
500,000	Exxon Mobil Corp	1.819	03/15/19	501,989
950,000	Exxon Mobil Corp	1.912	03/06/20	952,254
750,000	Exxon Mobil Corp	2.222	03/01/21	754,852
500,000	Exxon Mobil Corp	2.397	03/06/22	502,559
1,000,000	Exxon Mobil Corp	2.726	03/01/23	1,011,693
500,000	Exxon Mobil Corp	3.176	03/15/24	513,399
500,000	Exxon Mobil Corp	2.709	03/06/25	496,507
852,000	Exxon Mobil Corp	3.043	03/01/26	859,377
500,000	Exxon Mobil Corp	3.567	03/06/45	481,689
850,000	Exxon Mobil Corp	4.114	03/01/46	898,005
200,000	Gulf South Pipeline Co LP	4.000	06/15/22	205,920
400,000	Halliburton Co	2.000	08/01/18	400,338
1,850,000	Halliburton Co	3.800	11/15/25	1,896,100
500,000	Halliburton Co	4.850	11/15/35	535,127
250,000	Halliburton Co	4.500	11/15/41	248,061
65

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$600,000		Halliburton Co	4.750%	08/01/43	$614,495
750,000		Halliburton Co	5.000	11/15/45	799,066
200,000		Helmerich & Payne International Drilling Co	4.650	03/15/25	209,745
200,000		Hess Corp	3.500	07/15/24	194,605
1,100,000		Hess Corp	4.300	04/01/27	1,074,575
940,000		Hess Corp	5.600	02/15/41	925,139
300,000		Hess Corp	5.800	04/01/47	302,871
200,000		HollyFrontier Corp	5.875	04/01/26	211,959
30,000		Husky Energy, Inc	7.250	12/15/19	33,334
200,000		Husky Energy, Inc	3.950	04/15/22	206,716
500,000		Husky Energy, Inc	4.000	04/15/24	507,049
130,000		Husky Energy, Inc	6.800	09/15/37	161,607
300,000		Kinder Morgan, Inc	2.650	02/01/19	302,049
500,000		Kinder Morgan, Inc	9.000	02/01/19	551,566
2,400,000		Kinder Morgan, Inc	3.050	12/01/19	2,441,813
1,200,000		Kinder Morgan, Inc	3.950	09/01/22	1,239,692
350,000		Kinder Morgan, Inc	3.450	02/15/23	352,096
200,000		Kinder Morgan, Inc	3.500	09/01/23	201,628
300,000		Kinder Morgan, Inc	4.150	02/01/24	308,109
500,000		Kinder Morgan, Inc	4.250	09/01/24	516,657
1,950,000		Kinder Morgan, Inc	4.300	06/01/25	2,027,548
1,900,000		Kinder Morgan, Inc	5.300	12/01/34	1,958,262
535,000		Kinder Morgan, Inc	6.500	09/01/39	606,498
300,000		Kinder Morgan, Inc	5.625	09/01/41	309,856
200,000		Kinder Morgan, Inc	5.000	08/15/42	195,753
500,000		Kinder Morgan, Inc	5.000	03/01/43	482,953
400,000		Kinder Morgan, Inc	5.500	03/01/44	413,368
200,000		Kinder Morgan, Inc	5.400	09/01/44	201,968
800,000		Kinder Morgan, Inc	5.550	06/01/45	848,858
200,000		Magellan Midstream Partners LP	6.550	07/15/19	216,907
125,000		Magellan Midstream Partners LP	4.250	02/01/21	131,645
900,000		Magellan Midstream Partners LP	5.000	03/01/26	992,618
100,000		Magellan Midstream Partners LP	4.250	09/15/46	97,785
1,150,000		Marathon Oil Corp	2.800	11/01/22	1,102,426
300,000		Marathon Oil Corp	3.850	06/01/25	292,861
255,000		Marathon Oil Corp	6.600	10/01/37	281,683
200,000		Marathon Oil Corp	5.200	06/01/45	191,996
200,000		Marathon Petroleum Corp	2.700	12/14/18	201,528
250,000		Marathon Petroleum Corp	3.400	12/15/20	257,141
250,000		Marathon Petroleum Corp	5.125	03/01/21	270,964
600,000		Marathon Petroleum Corp	3.625	09/15/24	606,314
350,000		Marathon Petroleum Corp	6.500	03/01/41	404,669
250,000		Marathon Petroleum Corp	4.750	09/15/44	237,824
250,000		Marathon Petroleum Corp	5.850	12/15/45	253,769
200,000		Marathon Petroleum Corp	5.000	09/15/54	183,256
850,000		Nabors Industries, Inc	4.625	09/15/21	807,330
200,000	g	Nabors Industries, Inc	5.500	01/15/23	189,500
100,000		Nabors Industries, Inc	5.100	09/15/23	94,250
300,000		National Oilwell Varco, Inc	2.600	12/01/22	290,032
800,000		National Oilwell Varco, Inc	3.950	12/01/42	660,876
935,000		Nexen, Inc	6.400	05/15/37	1,192,938
150,000		Noble Energy, Inc	8.250	03/01/19	164,548
750,000		Noble Energy, Inc	3.900	11/15/24	770,738
700,000		Noble Energy, Inc	6.000	03/01/41	784,195
300,000		Noble Energy, Inc	5.250	11/15/43	310,837
250,000		Occidental Petroleum Corp	3.125	02/15/22	256,694
66

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Occidental Petroleum Corp	2.600%	04/15/22	$200,944
550,000		Occidental Petroleum Corp	2.700	02/15/23	549,823
750,000		Occidental Petroleum Corp	3.500	06/15/25	766,043
600,000		Occidental Petroleum Corp	3.400	04/15/26	605,485
150,000		Occidental Petroleum Corp	3.000	02/15/27	146,080
300,000		Occidental Petroleum Corp	4.625	06/15/45	318,463
240,000		Occidental Petroleum Corp	4.400	04/15/46	249,827
300,000		Occidental Petroleum Corp	4.100	02/15/47	299,215
200,000		Oceaneering International, Inc	4.650	11/15/24	197,256
300,000		ONE Gas, Inc	2.070	02/01/19	300,671
100,000		ONE Gas, Inc	3.610	02/01/24	104,255
100,000		ONE Gas, Inc	4.658	02/01/44	110,239
75,000		Petro-Canada	6.800	05/15/38	97,850
400,000		Petroleos Mexicanos	3.500	07/18/18	404,840
200,000		Petroleos Mexicanos	3.125	01/23/19	201,400
350,000		Petroleos Mexicanos	5.500	02/04/19	365,400
775,000		Petroleos Mexicanos	6.000	03/05/20	830,800
500,000		Petroleos Mexicanos	3.500	07/23/20	505,250
800,000		Petroleos Mexicanos	5.500	01/21/21	839,200
300,000		Petroleos Mexicanos	6.375	02/04/21	324,690
240,000		Petroleos Mexicanos	4.875	01/24/22	246,840
2,000,000	g	Petroleos Mexicanos	5.375	03/13/22	2,105,500
165,000		Petroleos Mexicanos	1.700	12/20/22	162,531
165,000		Petroleos Mexicanos	2.000	12/20/22	163,937
400,000		Petroleos Mexicanos	3.500	01/30/23	383,400
759,000		Petroleos Mexicanos	4.625	09/21/23	768,108
1,500,000		Petroleos Mexicanos	4.875	01/18/24	1,519,350
1,950,000		Petroleos Mexicanos	4.500	01/23/26	1,895,458
500,000		Petroleos Mexicanos	6.875	08/04/26	554,000
2,525,000	g	Petroleos Mexicanos	6.500	03/13/27	2,712,481
2,040,000		Petroleos Mexicanos	6.500	06/02/41	2,025,720
860,000		Petroleos Mexicanos	5.500	06/27/44	760,240
575,000		Petroleos Mexicanos	6.375	01/23/45	560,625
1,000,000		Petroleos Mexicanos	5.625	01/23/46	886,500
2,015,000		Petroleos Mexicanos	6.750	09/21/47	2,034,908
650,000		Phillips 66	4.300	04/01/22	696,427
538,000		Phillips 66	4.650	11/15/34	566,868
400,000		Phillips 66	5.875	05/01/42	483,885
900,000		Phillips 66	4.875	11/15/44	965,423
125,000		Pioneer Natural Resources Co	3.450	01/15/21	128,416
375,000		Pioneer Natural Resources Co	3.950	07/15/22	392,906
200,000		Pioneer Natural Resources Co	4.450	01/15/26	210,310
550,000		Plains All American Pipeline LP	2.600	12/15/19	551,537
700,000		Plains All American Pipeline LP	5.000	02/01/21	747,630
200,000		Plains All American Pipeline LP	2.850	01/31/23	193,998
400,000		Plains All American Pipeline LP	3.850	10/15/23	402,611
200,000		Plains All American Pipeline LP	3.600	11/01/24	194,399
300,000		Plains All American Pipeline LP	4.650	10/15/25	307,524
500,000		Plains All American Pipeline LP	4.500	12/15/26	505,725
100,000		Plains All American Pipeline LP	6.650	01/15/37	112,488
250,000		Plains All American Pipeline LP	5.150	06/01/42	240,400
300,000		Plains All American Pipeline LP	4.700	06/15/44	273,815
300,000		Plains All American Pipeline LP	4.900	02/15/45	279,352
1,500,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	1,632,885
1,500,000		Sabine Pass Liquefaction LLC	5.625	03/01/25	1,656,285
2,500,000		Sabine Pass Liquefaction LLC	5.000	03/15/27	2,661,440
67

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$375,000	g	Sabine Pass Liquefaction LLC	4.200%	03/15/28	$378,909
750,000		Schlumberger Investment S.A.	3.650	12/01/23	788,239
300,000		Shell International Finance BV	1.625	11/10/18	300,214
500,000		Shell International Finance BV	2.000	11/15/18	503,219
500,000		Shell International Finance BV	1.375	05/10/19	497,076
500,000		Shell International Finance BV	1.375	09/12/19	496,377
805,000		Shell International Finance BV	4.300	09/22/19	847,518
1,280,000		Shell International Finance BV	4.375	03/25/20	1,362,094
500,000		Shell International Finance BV	2.125	05/11/20	502,635
300,000		Shell International Finance BV	2.250	11/10/20	302,032
500,000		Shell International Finance BV	1.875	05/10/21	493,823
500,000		Shell International Finance BV	1.750	09/12/21	490,583
200,000		Shell International Finance BV	2.375	08/21/22	198,824
500,000		Shell International Finance BV	2.250	01/06/23	490,732
500,000		Shell International Finance BV	3.400	08/12/23	519,095
2,300,000		Shell International Finance BV	3.250	05/11/25	2,346,156
1,500,000		Shell International Finance BV	2.875	05/10/26	1,480,295
500,000		Shell International Finance BV	2.500	09/12/26	478,088
500,000		Shell International Finance BV	4.125	05/11/35	521,169
421,000		Shell International Finance BV	6.375	12/15/38	560,821
200,000		Shell International Finance BV	3.625	08/21/42	187,361
1,000,000		Shell International Finance BV	4.550	08/12/43	1,071,512
1,000,000		Shell International Finance BV	4.375	05/11/45	1,048,041
425,000		Shell International Finance BV	4.000	05/10/46	420,505
1,250,000		Shell International Finance BV	3.750	09/12/46	1,184,695
350,000		Statoil ASA	3.125	08/17/17	350,635
500,000		Statoil ASA	1.250	11/09/17	499,617
375,000		Statoil ASA	1.200	01/17/18	374,434
300,000		Statoil ASA	1.150	05/15/18	299,014
300,000		Statoil ASA	1.950	11/08/18	301,006
450,000		Statoil ASA	5.250	04/15/19	476,465
500,000		Statoil ASA	2.250	11/08/19	503,173
300,000		Statoil ASA	2.900	11/08/20	307,186
500,000		Statoil ASA	2.750	11/10/21	507,181
625,000		Statoil ASA	2.450	01/17/23	619,079
300,000		Statoil ASA	2.650	01/15/24	296,150
300,000		Statoil ASA	3.700	03/01/24	315,149
500,000		Statoil ASA	3.250	11/10/24	510,939
200,000		Statoil ASA	5.100	08/17/40	230,836
400,000		Statoil ASA	4.250	11/23/41	410,272
300,000		Statoil ASA	3.950	05/15/43	294,013
1,300,000		Statoil ASA	4.800	11/08/43	1,456,317
750,000		Suncor Energy, Inc	3.600	12/01/24	767,463
1,400,000		Suncor Energy, Inc	6.500	06/15/38	1,794,743
300,000		Sunoco Logistics Partners Operations LP	4.250	04/01/24	307,577
300,000		Sunoco Logistics Partners Operations LP	5.300	04/01/44	292,828
200,000		Sunoco Logistics Partners Operations LP	4.400	04/01/21	210,129
1,181,000		Sunoco Logistics Partners Operations LP	3.450	01/15/23	1,185,080
200,000		Sunoco Logistics Partners Operations LP	5.950	12/01/25	224,939
400,000		Sunoco Logistics Partners Operations LP	3.900	07/15/26	392,516
100,000		Sunoco Logistics Partners Operations LP	6.100	02/15/42	105,193
200,000		Sunoco Logistics Partners Operations LP	5.350	05/15/45	196,279
100,000	g	TechnipFMC plc	3.450	10/01/22	99,614
900,000	g	Tesoro Corp	5.125	12/15/26	978,840
300,000		Total Capital Canada Ltd	2.750	07/15/23	301,574
300,000		Total Capital International S.A.	2.125	01/10/19	302,117
68

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Total Capital International S.A.	2.100%	06/19/19	$504,025
300,000		Total Capital International S.A.	2.750	06/19/21	305,873
1,000,000		Total Capital International S.A.	2.875	02/17/22	1,018,600
400,000		Total Capital International S.A.	2.700	01/25/23	401,991
300,000		Total Capital International S.A.	3.700	01/15/24	315,646
300,000		Total Capital International S.A.	3.750	04/10/24	316,917
650,000		Total Capital S.A.	2.125	08/10/18	653,944
200,000		Total Capital S.A.	4.450	06/24/20	214,142
100,000		Total Capital S.A.	4.125	01/28/21	106,492
500,000		TransCanada PipeLines Ltd	3.125	01/15/19	508,834
600,000		TransCanada PipeLines Ltd	3.800	10/01/20	629,710
1,000,000		TransCanada PipeLines Ltd	4.875	01/15/26	1,118,646
1,700,000		TransCanada PipeLines Ltd	4.625	03/01/34	1,867,421
340,000		TransCanada PipeLines Ltd	5.850	03/15/36	418,859
469,000		TransCanada PipeLines Ltd	7.625	01/15/39	685,714
200,000		TransCanada PipeLines Ltd	6.100	06/01/40	257,226
200,000		TransCanada PipeLines Ltd	5.000	10/16/43	229,366
300,000	i	TransCanada PipeLines Ltd	3.392	05/15/67	285,000
1,045,000		Vale Overseas Ltd	4.625	09/15/20	1,080,990
400,000		Vale Overseas Ltd	5.875	06/10/21	429,400
1,542,000		Vale Overseas Ltd	4.375	01/11/22	1,569,448
2,350,000		Vale Overseas Ltd	6.250	08/10/26	2,535,063
150,000		Vale Overseas Ltd	8.250	01/17/34	178,125
1,164,000		Vale Overseas Ltd	6.875	11/21/36	1,248,390
680,000		Valero Energy Corp	6.125	02/01/20	745,462
400,000		Valero Energy Corp	3.650	03/15/25	407,896
500,000		Valero Energy Corp	3.400	09/15/26	489,171
330,000		Valero Energy Corp	7.500	04/15/32	423,460
500,000		Valero Energy Corp	6.625	06/15/37	615,115
300,000		Valero Energy Corp	4.900	03/15/45	312,961
200,000		Valero Energy Partners LP	4.375	12/15/26	204,458
		TOTAL ENERGY			200,590,566

FOOD & STAPLES RETAILING - 0.3%
1,000,000		CVS Health Corp	1.900	07/20/18	1,002,608
750,000		CVS Health Corp	2.250	08/12/19	754,560
1,000,000		CVS Health Corp	2.800	07/20/20	1,018,019
500,000		CVS Health Corp	4.125	05/15/21	528,571
650,000		CVS Health Corp	2.125	06/01/21	642,015
500,000		CVS Health Corp	3.500	07/20/22	518,473
500,000		CVS Health Corp	2.750	12/01/22	500,563
250,000		CVS Health Corp	4.000	12/05/23	264,041
900,000		CVS Health Corp	3.375	08/12/24	914,949
1,319,000		CVS Health Corp	3.875	07/20/25	1,371,548
600,000		CVS Health Corp	2.875	06/01/26	581,512
400,000		CVS Health Corp	5.300	12/05/43	461,575
1,500,000		CVS Health Corp	5.125	07/20/45	1,721,955
235,000		Delhaize Group S.A.	5.700	10/01/40	274,523
55,000		Kroger Co	6.800	12/15/18	58,675
100,000		Kroger Co	2.000	01/15/19	99,912
1,225,000		Kroger Co	1.500	09/30/19	1,206,870
445,000		Kroger Co	6.150	01/15/20	486,194
200,000		Kroger Co	2.950	11/01/21	201,641
200,000		Kroger Co	3.400	04/15/22	204,552
200,000		Kroger Co	3.850	08/01/23	208,465
300,000		Kroger Co	4.000	02/01/24	310,829
69

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Kroger Co	3.500%	02/01/26	$98,566
300,000		Kroger Co	2.650	10/15/26	276,703
100,000		Kroger Co	6.900	04/15/38	126,357
250,000		Kroger Co	5.000	04/15/42	256,807
300,000		Kroger Co	5.150	08/01/43	312,610
300,000		Kroger Co	3.875	10/15/46	264,714
500,000		Kroger Co	4.450	02/01/47	482,639
300,000		SYSCO Corp	1.900	04/01/19	299,963
500,000		SYSCO Corp	2.600	10/01/20	506,151
125,000		SYSCO Corp	2.500	07/15/21	125,329
250,000		SYSCO Corp	2.600	06/12/22	251,103
225,000		SYSCO Corp	3.300	07/15/26	223,237
100,000		SYSCO Corp	3.250	07/15/27	98,382
100,000		SYSCO Corp	5.375	09/21/35	115,769
300,000		SYSCO Corp	4.850	10/01/45	332,895
500,000		SYSCO Corp	4.500	04/01/46	527,352
25,000		Walgreen Co	5.250	01/15/19	26,181
200,000		Walgreen Co	3.100	09/15/22	203,990
200,000		Walgreen Co	4.400	09/15/42	200,521
1,125,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	1,142,727
500,000		Walgreens Boots Alliance, Inc	3.300	11/18/21	515,494
400,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	415,475
1,500,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	1,496,981
400,000		Walgreens Boots Alliance, Inc	4.500	11/18/34	420,190
400,000		Walgreens Boots Alliance, Inc	4.800	11/18/44	426,240
125,000		Walgreens Boots Alliance, Inc	4.650	06/01/46	131,021
200,000		Whole Foods Market, Inc	5.200	12/03/25	231,160
		TOTAL FOOD & STAPLES RETAILING			22,840,607

FOOD, BEVERAGE & TOBACCO - 1.3%
228,000		Altria Group, Inc	9.250	08/06/19	261,748
300,000		Altria Group, Inc	2.625	01/14/20	304,631
1,800,000		Altria Group, Inc	4.750	05/05/21	1,963,100
800,000		Altria Group, Inc	2.850	08/09/22	812,385
200,000		Altria Group, Inc	2.950	05/02/23	201,538
200,000		Altria Group, Inc	2.625	09/16/26	192,578
800,000		Altria Group, Inc	4.250	08/09/42	827,992
300,000		Altria Group, Inc	4.500	05/02/43	319,806
600,000		Altria Group, Inc	5.375	01/31/44	724,235
300,000		Altria Group, Inc	3.875	09/16/46	291,849
2,000,000		Anheuser-Busch InBev Finance, Inc	1.900	02/01/19	2,004,538
500,000		Anheuser-Busch InBev Finance, Inc	2.150	02/01/19	503,178
2,000,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	2,026,646
500,000		Anheuser-Busch InBev Finance, Inc	2.625	01/17/23	497,926
2,000,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	2,059,206
500,000		Anheuser-Busch InBev Finance, Inc	3.700	02/01/24	523,175
10,600,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	10,921,901
2,500,000		Anheuser-Busch InBev Finance, Inc	4.700	02/01/36	2,761,880
1,000,000		Anheuser-Busch InBev Finance, Inc	4.625	02/01/44	1,077,576
3,525,000		Anheuser-Busch InBev Finance, Inc	4.900	02/01/46	3,984,068
1,390,000		Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	1,498,791
2,750,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	2,745,787
500,000		Anheuser-Busch InBev Worldwide, Inc	3.750	07/15/42	484,610
639,000	g	Anheuser-Busch InBev Worldwide, Inc	4.439	10/06/48	680,883
1,400,000		Archer-Daniels-Midland Co	2.500	08/11/26	1,340,315
740,000		Archer-Daniels-Midland Co	4.016	04/16/43	769,348
70

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Beam, Inc	3.250%	05/15/22	$204,799
200,000	Brown-Forman Corp	4.500	07/15/45	218,678
100,000	Bunge Ltd	8.500	06/15/19	111,847
500,000	Bunge Ltd	3.500	11/24/20	512,561
100,000	Campbell Soup Co	4.250	04/15/21	106,400
150,000	Campbell Soup Co	2.500	08/02/22	149,914
150,000	Campbell Soup Co	3.800	08/02/42	143,337
300,000	Coca-Cola Bottling Co Consolidated	3.800	11/25/25	309,946
300,000	Coca-Cola Co	2.500	04/01/23	300,657
300,000	Coca-Cola Co	1.650	11/01/18	300,745
500,000	Coca-Cola Co	1.375	05/30/19	498,150
500,000	Coca-Cola Co	1.875	10/27/20	499,013
300,000	Coca-Cola Co	2.450	11/01/20	305,093
410,000	Coca-Cola Co	3.150	11/15/20	425,957
400,000	Coca-Cola Co	1.550	09/01/21	391,988
2,500,000	Coca-Cola Co	3.200	11/01/23	2,593,905
500,000	Coca-Cola Co	2.875	10/27/25	502,946
300,000	Coca-Cola Co	2.550	06/01/26	290,891
400,000	Coca-Cola Co	2.250	09/01/26	379,821
100,000	Coca-Cola Enterprises, Inc	3.500	09/15/20	103,868
200,000	Coca-Cola Femsa SAB de C.V.	2.375	11/26/18	201,002
400,000	Coca-Cola Femsa SAB de C.V.	4.625	02/15/20	424,153
500,000	Coca-Cola Femsa SAB de C.V.	3.875	11/26/23	523,536
200,000	Coca-Cola Femsa SAB de C.V.	5.250	11/26/43	231,100
572,000	ConAgra Foods, Inc	3.200	01/25/23	576,474
100,000	ConAgra Foods, Inc	7.000	10/01/28	126,550
600,000	Constellation Brands, Inc	3.875	11/15/19	623,294
300,000	Constellation Brands, Inc	2.700	05/09/22	299,599
750,000	Constellation Brands, Inc	3.700	12/06/26	764,119
300,000	Constellation Brands, Inc	3.500	05/09/27	299,751
300,000	Constellation Brands, Inc	4.500	05/09/47	309,254
100,000	Corn Products International, Inc	4.625	11/01/20	107,176
200,000	Diageo Capital plc	5.875	09/30/36	257,732
400,000	Diageo Capital plc	3.875	04/29/43	401,137
500,000	Dr Pepper Snapple Group, Inc	3.130	12/15/23	507,624
200,000	Dr Pepper Snapple Group, Inc	3.400	11/15/25	202,433
200,000	Dr Pepper Snapple Group, Inc	2.550	09/15/26	188,350
500,000	Dr Pepper Snapple Group, Inc	4.420	12/15/46	521,209
150,000	Flowers Foods, Inc	4.375	04/01/22	160,531
100,000	Flowers Foods, Inc	3.500	10/01/26	98,125
200,000	Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	199,070
300,000	Fomento Economico Mexicano SAB de C.V.	4.375	05/10/43	304,785
210,000	General Mills, Inc	5.650	02/15/19	222,420
175,000	General Mills, Inc	2.200	10/21/19	176,155
200,000	General Mills, Inc	3.150	12/15/21	206,175
500,000	General Mills, Inc	3.650	02/15/24	521,001
500,000	General Mills, Inc	3.200	02/10/27	495,846
150,000	General Mills, Inc	5.400	06/15/40	175,243
100,000	General Mills, Inc	4.150	02/15/43	100,241
150,000	Hershey Co	4.125	12/01/20	160,213
500,000	Hershey Co	2.300	08/15/26	470,502
300,000	Hershey Co	3.375	08/15/46	277,606
300,000	Ingredion, Inc	3.200	10/01/26	295,295
175,000	JM Smucker Co	2.500	03/15/20	176,806
100,000	JM Smucker Co	3.500	10/15/21	104,196
300,000	JM Smucker Co	3.000	03/15/22	305,714
71

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		JM Smucker Co	3.500%	03/15/25	$102,784
300,000		JM Smucker Co	4.250	03/15/35	312,691
300,000		JM Smucker Co	4.375	03/15/45	314,023
1,279,000		Kellogg Co	4.000	12/15/20	1,350,885
500,000		Kellogg Co	2.650	12/01/23	491,531
125,000		Kellogg Co	3.250	04/01/26	124,651
150,000		Kellogg Co	4.500	04/01/46	154,470
2,275,000		Kraft Foods Group, Inc	3.500	06/06/22	2,355,301
300,000		Kraft Foods Group, Inc	6.500	02/09/40	375,727
700,000		Kraft Foods Group, Inc	5.000	06/04/42	739,923
1,900,000		Kraft Foods, Inc	5.375	02/10/20	2,049,028
475,000		Kraft Heinz Foods Co	2.000	07/02/18	476,207
700,000		Kraft Heinz Foods Co	2.800	07/02/20	710,417
200,000		Kraft Heinz Foods Co	3.500	07/15/22	206,175
900,000		Kraft Heinz Foods Co	3.950	07/15/25	928,196
1,000,000		Kraft Heinz Foods Co	3.000	06/01/26	956,778
600,000		Kraft Heinz Foods Co	5.000	07/15/35	649,506
1,000,000		Kraft Heinz Foods Co	5.200	07/15/45	1,084,342
1,000,000		Kraft Heinz Foods Co	4.375	06/01/46	974,586
385,000		Mead Johnson Nutrition Co	4.900	11/01/19	408,579
100,000		Mead Johnson Nutrition Co	3.000	11/15/20	102,568
225,000		Mead Johnson Nutrition Co	4.125	11/15/25	242,626
350,000		Mead Johnson Nutrition Co	4.600	06/01/44	388,774
350,000		Molson Coors Brewing Co	1.450	07/15/19	345,750
500,000	g	Molson Coors Brewing Co	2.250	03/15/20	499,972
500,000		Molson Coors Brewing Co	2.100	07/15/21	491,639
150,000		Molson Coors Brewing Co	3.500	05/01/22	155,352
750,000		Molson Coors Brewing Co	3.000	07/15/26	721,459
300,000		Molson Coors Brewing Co	5.000	05/01/42	331,628
750,000		Molson Coors Brewing Co	4.200	07/15/46	736,055
400,000		PepsiCo, Inc	2.250	01/07/19	403,892
100,000		PepsiCo, Inc	1.500	02/22/19	99,859
350,000		PepsiCo, Inc	1.550	05/02/19	349,895
300,000		PepsiCo, Inc	1.350	10/04/19	297,364
100,000		PepsiCo, Inc	4.500	01/15/20	106,322
500,000		PepsiCo, Inc	1.850	04/30/20	499,645
300,000		PepsiCo, Inc	2.150	10/14/20	301,888
400,000		PepsiCo, Inc	3.125	11/01/20	414,277
200,000		PepsiCo, Inc	3.000	08/25/21	206,938
1,300,000		PepsiCo, Inc	1.700	10/06/21	1,272,418
400,000		PepsiCo, Inc	2.750	03/05/22	408,807
500,000		PepsiCo, Inc	2.250	05/02/22	499,923
300,000		PepsiCo, Inc	3.100	07/17/22	310,840
500,000		PepsiCo, Inc	2.750	03/01/23	506,458
1,000,000		PepsiCo, Inc	3.600	03/01/24	1,057,976
300,000		PepsiCo, Inc	2.750	04/30/25	297,988
425,000		PepsiCo, Inc	3.500	07/17/25	445,116
100,000		PepsiCo, Inc	2.850	02/24/26	99,745
1,000,000		PepsiCo, Inc	2.375	10/06/26	952,519
310,000		PepsiCo, Inc	4.875	11/01/40	359,234
400,000		PepsiCo, Inc	4.000	03/05/42	409,468
200,000		PepsiCo, Inc	3.600	08/13/42	192,936
450,000		PepsiCo, Inc	4.600	07/17/45	504,090
800,000		PepsiCo, Inc	4.450	04/14/46	873,333
275,000		PepsiCo, Inc	3.450	10/06/46	258,787
500,000		PepsiCo, Inc	4.000	05/02/47	512,010
72

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Philip Morris International, Inc	1.875%	01/15/19	$300,465
300,000	Philip Morris International, Inc	1.625	02/21/19	299,068
300,000	Philip Morris International, Inc	1.375	02/25/19	298,045
300,000	Philip Morris International, Inc	2.000	02/21/20	300,619
200,000	Philip Morris International, Inc	2.900	11/15/21	204,692
300,000	Philip Morris International, Inc	2.625	02/18/22	302,008
200,000	Philip Morris International, Inc	2.500	08/22/22	199,758
500,000	Philip Morris International, Inc	2.625	03/06/23	498,336
300,000	Philip Morris International, Inc	2.125	05/10/23	290,286
300,000	Philip Morris International, Inc	3.600	11/15/23	312,498
500,000	Philip Morris International, Inc	3.250	11/10/24	509,067
300,000	Philip Morris International, Inc	3.375	08/11/25	307,358
700,000	Philip Morris International, Inc	2.750	02/25/26	683,623
240,000	Philip Morris International, Inc	6.375	05/16/38	316,905
150,000	Philip Morris International, Inc	4.375	11/15/41	157,768
200,000	Philip Morris International, Inc	4.500	03/20/42	213,032
150,000	Philip Morris International, Inc	3.875	08/21/42	147,264
300,000	Philip Morris International, Inc	4.125	03/04/43	303,033
200,000	Philip Morris International, Inc	4.875	11/15/43	223,768
1,300,000	Philip Morris International, Inc	4.250	11/10/44	1,340,126
270,000	Reynolds American, Inc	6.875	05/01/20	303,679
375,000	Reynolds American, Inc	3.250	06/12/20	386,048
2,250,000	Reynolds American, Inc	4.000	06/12/22	2,383,961
200,000	Reynolds American, Inc	4.850	09/15/23	220,471
750,000	Reynolds American, Inc	5.700	08/15/35	889,666
65,000	Reynolds American, Inc	7.250	06/15/37	88,963
200,000	Reynolds American, Inc	6.150	09/15/43	250,057
750,000	Reynolds American, Inc	5.850	08/15/45	919,574
1,400,000	Tyson Foods, Inc	4.500	06/15/22	1,517,733
500,000	Tyson Foods, Inc	3.950	08/15/24	523,251
300,000	Tyson Foods, Inc	3.550	06/02/27	301,731
500,000	Tyson Foods, Inc	5.150	08/15/44	565,022
300,000	Tyson Foods, Inc	4.550	06/02/47	316,286
	TOTAL FOOD, BEVERAGE & TOBACCO			105,442,135

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
100,000	AmerisourceBergen Corp	3.500	11/15/21	103,884
400,000	AmerisourceBergen Corp	3.400	05/15/24	410,900
700,000	AmerisourceBergen Corp	3.250	03/01/25	708,111
400,000	Ascension Health	3.945	11/15/46	405,756
200,000	Ascension Health, Inc	4.847	11/15/53	232,032
300,000	Baxter International, Inc	1.700	08/15/21	292,742
300,000	Baxter International, Inc	2.600	08/15/26	285,513
300,000	Baxter International, Inc	3.500	08/15/46	269,244
290,000	Baylor Scott & White Holdings	4.185	11/15/45	296,926
200,000	Baylor Scott & White Holdings	3.967	11/15/46	198,086
1,414,000	Becton Dickinson & Co	2.675	12/15/19	1,431,384
150,000	Becton Dickinson & Co	3.250	11/12/20	153,570
850,000	Becton Dickinson & Co	3.125	11/08/21	865,712
151,000	Becton Dickinson & Co	3.734	12/15/24	153,487
500,000	Becton Dickinson & Co	4.685	12/15/44	515,633
500,000	Becton Dickinson and Co	2.133	06/06/19	500,779
750,000	Becton Dickinson and Co	2.404	06/05/20	751,593
750,000	Becton Dickinson and Co	2.894	06/06/22	750,934
750,000	Becton Dickinson and Co	3.363	06/06/24	751,452
1,000,000	Becton Dickinson and Co	3.700	06/06/27	1,001,568
73

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,000,000	Becton Dickinson and Co	4.669%	06/06/47	$1,030,029
100,000	Bio-Rad Laboratories, Inc	4.875	12/15/20	107,437
650,000	Boston Scientific Corp	6.000	01/15/20	707,388
300,000	Boston Scientific Corp	2.850	05/15/20	304,138
300,000	Boston Scientific Corp	3.375	05/15/22	308,790
150,000	Boston Scientific Corp	4.125	10/01/23	158,734
400,000	Boston Scientific Corp	3.850	05/15/25	413,094
500,000	Cardinal Health, Inc	1.948	06/14/19	500,516
200,000	Cardinal Health, Inc	2.400	11/15/19	201,150
100,000	Cardinal Health, Inc	4.625	12/15/20	107,406
350,000	Cardinal Health, Inc	2.616	06/15/22	350,283
100,000	Cardinal Health, Inc	3.200	06/15/22	101,388
200,000	Cardinal Health, Inc	3.200	03/15/23	203,914
500,000	Cardinal Health, Inc	3.079	06/15/24	501,075
100,000	Cardinal Health, Inc	3.500	11/15/24	102,166
200,000	Cardinal Health, Inc	3.750	09/15/25	207,851
300,000	Cardinal Health, Inc	3.410	06/15/27	298,719
100,000	Cardinal Health, Inc	4.600	03/15/43	103,608
200,000	Cardinal Health, Inc	4.500	11/15/44	202,893
200,000	Cardinal Health, Inc	4.900	09/15/45	220,710
500,000	Cardinal Health, Inc	4.368	06/15/47	514,690
100,000	Coventry Health Care, Inc	5.450	06/15/21	110,312
650,000	Covidien International Finance S.A.	3.200	06/15/22	671,975
100,000	CR Bard, Inc	4.400	01/15/21	104,962
200,000	CR Bard, Inc	3.000	05/15/26	200,667
200,000	Dignity Health	5.267	11/01/64	204,998
100,000	Edwards Lifesciences Corp	2.875	10/15/18	100,937
900,000	Express Scripts Holding Co	2.250	06/15/19	903,018
150,000	Express Scripts Holding Co	3.300	02/25/21	154,473
250,000	Express Scripts Holding Co	4.750	11/15/21	270,134
525,000	Express Scripts Holding Co	3.900	02/15/22	549,517
1,100,000	Express Scripts Holding Co	3.000	07/15/23	1,092,181
300,000	Express Scripts Holding Co	3.500	06/15/24	302,543
150,000	Express Scripts Holding Co	4.500	02/25/26	158,986
500,000	Express Scripts Holding Co	3.400	03/01/27	482,614
93,000	Express Scripts Holding Co	6.125	11/15/41	109,200
750,000	Express Scripts Holding Co	4.800	07/15/46	763,927
200,000	Hackensack Meridian Health, Inc	4.500	07/01/57	211,882
100,000	Johns Hopkins Health System Corp	3.837	05/15/46	100,073
100,000	Kaiser Foundation Hospitals	3.500	04/01/22	104,389
500,000	Kaiser Foundation Hospitals	3.150	05/01/27	500,370
100,000	Kaiser Foundation Hospitals	4.875	04/01/42	113,972
515,000	Kaiser Foundation Hospitals	4.150	05/01/47	534,422
200,000	Keysight Technologies, Inc	3.300	10/30/19	203,729
200,000	Keysight Technologies, Inc	4.550	10/30/24	209,955
300,000	Keysight Technologies, Inc	4.600	04/06/27	315,173
250,000	Laboratory Corp of America Holdings	2.500	11/01/18	251,993
150,000	Laboratory Corp of America Holdings	2.625	02/01/20	151,225
300,000	Laboratory Corp of America Holdings	3.200	02/01/22	306,136
200,000	Laboratory Corp of America Holdings	3.750	08/23/22	207,815
700,000	Laboratory Corp of America Holdings	4.000	11/01/23	728,309
100,000	Laboratory Corp of America Holdings	3.600	02/01/25	101,509
300,000	Laboratory Corp of America Holdings	4.700	02/01/45	309,591
200,000	Mayo Clinic	4.128	11/15/52	209,202
200,000	Mayo Clinic Rochester	4.000	11/15/47	204,882
180,000	McKesson Corp	4.750	03/01/21	193,069
74

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$600,000	McKesson Corp	2.700%	12/15/22	$596,895
200,000	McKesson Corp	2.850	03/15/23	199,830
500,000	McKesson Corp	3.796	03/15/24	520,303
100,000	McKesson Corp	6.000	03/01/41	122,372
375,000	McKesson Corp	4.883	03/15/44	408,494
325,000	Medtronic Global Holdings S.C.A	3.350	04/01/27	331,363
875,000	Medtronic, Inc	2.500	03/15/20	887,617
1,000,000	Medtronic, Inc	3.150	03/15/22	1,034,724
1,000,000	Medtronic, Inc	3.625	03/15/24	1,052,428
3,500,000	Medtronic, Inc	3.500	03/15/25	3,642,086
936,000	Medtronic, Inc	4.375	03/15/35	1,029,866
200,000	Medtronic, Inc	4.500	03/15/42	216,140
1,000,000	Medtronic, Inc	4.625	03/15/44	1,112,256
1,050,000	Medtronic, Inc	4.625	03/15/45	1,183,406
300,000	New York and Presbyterian Hospital	4.024	08/01/45	305,596
150,000	New York and Presbyterian Hospital	4.063	08/01/56	150,009
140,000	Northwell Healthcare, Inc	3.979	11/01/46	133,806
350,000	NYU Hospitals Center	5.750	07/01/43	441,417
250,000	NYU Hospitals Center	4.368	07/01/47	261,562
150,000	PerkinElmer, Inc	5.000	11/15/21	162,071
200,000	Providence St. Joseph Health Obligated Group	2.746	10/01/26	191,575
100,000	Providence St. Joseph Health Obligated Group	3.744	10/01/47	95,852
300,000	Quest Diagnostics, Inc	2.700	04/01/19	303,520
200,000	Quest Diagnostics, Inc	2.500	03/30/20	201,277
400,000	Quest Diagnostics, Inc	4.700	04/01/21	427,950
125,000	Quest Diagnostics, Inc	3.500	03/30/25	126,966
300,000	Quest Diagnostics, Inc	4.700	03/30/45	315,814
200,000	SSM Health Care Corp	3.823	06/01/27	204,972
125,000	Stryker Corp	2.000	03/08/19	125,349
90,000	Stryker Corp	4.375	01/15/20	95,057
850,000	Stryker Corp	2.625	03/15/21	858,762
200,000	Stryker Corp	3.375	05/15/24	205,263
200,000	Stryker Corp	3.375	11/01/25	203,556
600,000	Stryker Corp	3.500	03/15/26	614,570
200,000	Stryker Corp	4.100	04/01/43	199,484
200,000	Stryker Corp	4.375	05/15/44	202,275
250,000	Stryker Corp	4.625	03/15/46	273,514
100,000	Texas Health Resources	4.330	11/15/55	104,796
200,000	Thermo Fisher Scientific, Inc	2.150	12/14/18	200,756
1,100,000	Thermo Fisher Scientific, Inc	2.400	02/01/19	1,108,192
650,000	Thermo Fisher Scientific, Inc	3.300	02/15/22	672,402
250,000	Thermo Fisher Scientific, Inc	3.150	01/15/23	254,311
300,000	Thermo Fisher Scientific, Inc	3.000	04/15/23	302,396
600,000	Thermo Fisher Scientific, Inc	4.150	02/01/24	639,928
150,000	Thermo Fisher Scientific, Inc	3.650	12/15/25	154,332
775,000	Thermo Fisher Scientific, Inc	2.950	09/19/26	753,680
200,000	Thermo Fisher Scientific, Inc	5.300	02/01/44	233,687
200,000	Trinity Health Corp	4.125	12/01/45	206,513
500,000	Zimmer Holdings, Inc	2.700	04/01/20	504,524
750,000	Zimmer Holdings, Inc	3.150	04/01/22	761,344
1,125,000	Zimmer Holdings, Inc	3.550	04/01/25	1,136,448
	TOTAL HEALTH CARE EQUIPMENT & SERVICES			53,334,731

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
100,000	Clorox Co	3.800	11/15/21	105,519
100,000	Clorox Co	3.050	09/15/22	102,531
75

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Clorox Co	3.500%	12/15/24	$206,900
300,000	Colgate-Palmolive Co	1.750	03/15/19	300,832
200,000	Colgate-Palmolive Co	2.300	05/03/22	201,745
200,000	Colgate-Palmolive Co	1.950	02/01/23	195,267
300,000	Colgate-Palmolive Co	3.250	03/15/24	310,969
60,000	Colgate-Palmolive Co	6.450	06/16/28	75,465
300,000	Colgate-Palmolive Co	4.000	08/15/45	311,239
200,000	Ecolab, Inc	2.000	01/14/19	200,877
375,000	Ecolab, Inc	2.250	01/12/20	377,405
350,000	Ecolab, Inc	4.350	12/08/21	380,578
200,000	Ecolab, Inc	3.250	01/14/23	206,292
625,000	Ecolab, Inc	2.700	11/01/26	602,862
100,000	Ecolab, Inc	5.500	12/08/41	122,650
200,000	Estee Lauder Cos, Inc	1.800	02/07/20	200,112
200,000	Estee Lauder Cos, Inc	2.350	08/15/22	198,527
200,000	Estee Lauder Cos, Inc	3.150	03/15/27	201,602
100,000	Estee Lauder Cos, Inc	6.000	05/15/37	127,076
300,000	Estee Lauder Cos, Inc	4.375	06/15/45	323,208
200,000	Estee Lauder Cos, Inc	4.150	03/15/47	209,674
300,000	Procter & Gamble Co	1.900	11/01/19	301,388
500,000	Procter & Gamble Co	1.850	02/02/21	498,144
800,000	Procter & Gamble Co	2.300	02/06/22	809,386
600,000	Procter & Gamble Co	3.100	08/15/23	622,520
750,000	Procter & Gamble Co	2.700	02/02/26	747,454
750,000	Procter & Gamble Co	2.450	11/03/26	733,000
22,000	Procter & Gamble Co	5.550	03/05/37	29,517
	TOTAL HOUSEHOLD & PERSONAL PRODUCTS			8,702,739

INSURANCE - 1.1%
500,000	ACE INA Holdings, Inc	5.900	06/15/19	538,456
500,000	ACE INA Holdings, Inc	2.300	11/03/20	502,808
500,000	ACE INA Holdings, Inc	2.875	11/03/22	508,578
250,000	ACE INA Holdings, Inc	2.700	03/13/23	250,173
400,000	ACE INA Holdings, Inc	3.150	03/15/25	405,596
675,000	ACE INA Holdings, Inc	3.350	05/03/26	690,464
150,000	ACE INA Holdings, Inc	4.150	03/13/43	158,740
1,100,000	ACE INA Holdings, Inc	4.350	11/03/45	1,207,926
750,000	Aetna, Inc	1.700	06/07/18	750,297
300,000	Aetna, Inc	2.200	03/15/19	301,759
500,000	Aetna, Inc	2.750	11/15/22	501,700
750,000	Aetna, Inc	2.800	06/15/23	748,596
240,000	Aetna, Inc	6.625	06/15/36	324,143
350,000	Aetna, Inc	4.500	05/15/42	378,541
500,000	Aetna, Inc	4.125	11/15/42	509,785
200,000	Aflac, Inc	2.400	03/16/20	202,099
600,000	Aflac, Inc	3.625	06/15/23	630,529
200,000	Aflac, Inc	3.625	11/15/24	209,459
200,000	Aflac, Inc	2.875	10/15/26	194,825
200,000	Aflac, Inc	4.000	10/15/46	197,358
300,000	Alleghany Corp	4.950	06/27/22	328,621
200,000	Alleghany Corp	4.900	09/15/44	211,935
300,000	Allied World Assurance Co Holdings Ltd	4.350	10/29/25	304,599
1,250,000	Allstate Corp	3.150	06/15/23	1,280,765
100,000	Allstate Corp	3.280	12/15/26	101,503
600,000	Allstate Corp	4.500	06/15/43	656,749
300,000	Allstate Corp	4.200	12/15/46	313,549
76

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000	i	Allstate Corp	5.750%	08/15/53	$219,000
100,000		American Financial Group, Inc	9.875	06/15/19	114,267
100,000		American Financial Group, Inc	3.500	08/15/26	99,062
100,000		American Financial Group, Inc	4.500	06/15/47	101,910
1,325,000		American International Group, Inc	2.300	07/16/19	1,332,082
300,000		American International Group, Inc	3.300	03/01/21	308,623
1,600,000		American International Group, Inc	4.875	06/01/22	1,755,413
200,000		American International Group, Inc	3.750	07/10/25	203,734
800,000		American International Group, Inc	3.900	04/01/26	818,498
500,000		American International Group, Inc	3.875	01/15/35	485,207
300,000		American International Group, Inc	4.700	07/10/35	319,176
800,000		American International Group, Inc	6.250	05/01/36	1,001,881
500,000		American International Group, Inc	4.500	07/16/44	509,135
300,000		American International Group, Inc	4.800	07/10/45	320,623
200,000		American International Group, Inc	4.375	01/15/55	192,747
50,000		Aon plc	5.000	09/30/20	53,837
200,000		Aon plc	2.800	03/15/21	200,833
200,000		Aon plc	4.000	11/27/23	211,168
300,000		Aon plc	3.500	06/14/24	305,909
800,000		Aon plc	3.875	12/15/25	836,054
200,000		Aon plc	6.250	09/30/40	252,369
250,000		Aon plc	4.750	05/15/45	270,876
200,000		Arch Capital Group Ltd	4.011	12/15/26	206,333
200,000		Arch Capital Group Ltd	5.031	12/15/46	222,661
300,000		Arch Capital Group US, Inc	5.144	11/01/43	338,995
200,000		Aspen Insurance Holdings Ltd	4.650	11/15/23	213,262
100,000		Assurant, Inc	4.000	03/15/23	103,088
38,000		Assurant, Inc	6.750	02/15/34	47,101
200,000		Assured Guaranty US Holdings, Inc	5.000	07/01/24	214,443
770,000		AXA S.A.	8.600	12/15/30	1,085,700
50,000		AXIS Specialty Finance plc	5.875	06/01/20	54,572
750,000		Berkshire Hathaway Finance Corp	5.400	05/15/18	774,598
600,000		Berkshire Hathaway Finance Corp	2.000	08/15/18	602,902
750,000		Berkshire Hathaway Finance Corp	1.700	03/15/19	751,808
425,000		Berkshire Hathaway Finance Corp	1.300	08/15/19	421,933
200,000		Berkshire Hathaway Finance Corp	2.900	10/15/20	206,393
400,000		Berkshire Hathaway Finance Corp	3.000	05/15/22	412,600
300,000		Berkshire Hathaway Finance Corp	4.400	05/15/42	327,175
40,000		Chubb Corp	5.750	05/15/18	41,438
350,000		Chubb Corp	6.000	05/11/37	456,812
540,000		Cigna Corp	5.125	06/15/20	585,643
400,000		Cigna Corp	4.500	03/15/21	426,763
400,000		Cigna Corp	3.250	04/15/25	401,595
400,000		Cigna Corp	5.375	02/15/42	481,568
200,000		Cincinnati Financial Corp	6.920	05/15/28	259,025
500,000		CNA Financial Corp	5.750	08/15/21	557,962
125,000		CNA Financial Corp	3.950	05/15/24	129,673
200,000		CNA Financial Corp	4.500	03/01/26	214,586
200,000		Enstar Group Ltd	4.500	03/10/22	206,319
300,000		Everest Reinsurance Holdings, Inc	4.868	06/01/44	309,221
250,000		Fidelity National Financial, Inc	5.500	09/01/22	265,762
200,000		Hanover Insurance Group, Inc	4.500	04/15/26	208,605
175,000		Hartford Financial Services Group, Inc	5.500	03/30/20	190,151
250,000		Hartford Financial Services Group, Inc	5.125	04/15/22	277,484
321,000		Hartford Financial Services Group, Inc	6.625	03/30/40	434,138
400,000		Hartford Financial Services Group, Inc	4.300	04/15/43	407,308
77

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Humana, Inc	2.625%	10/01/19	$303,622
100,000		Humana, Inc	3.150	12/01/22	101,712
300,000		Humana, Inc	3.850	10/01/24	311,801
100,000		Humana, Inc	3.950	03/15/27	104,227
200,000		Humana, Inc	4.625	12/01/42	214,008
300,000		Humana, Inc	4.950	10/01/44	337,374
100,000		Humana, Inc	4.800	03/15/47	110,355
200,000		ING US, Inc	5.700	07/15/43	233,040
200,000		Kemper Corp	4.350	02/15/25	202,008
400,000		Leucadia National Corp	5.500	10/18/23	428,014
62,000		Lincoln National Corp	8.750	07/01/19	69,709
400,000		Lincoln National Corp	4.200	03/15/22	425,628
525,000		Lincoln National Corp	4.000	09/01/23	553,027
175,000		Lincoln National Corp	3.350	03/09/25	175,029
100,000		Lincoln National Corp	3.625	12/12/26	100,428
2,000		Lincoln National Corp	6.150	04/07/36	2,431
150,000		Lincoln National Corp	7.000	06/15/40	201,676
200,000		Loews Corp	2.625	05/15/23	198,482
200,000		Loews Corp	3.750	04/01/26	207,870
200,000		Loews Corp	4.125	05/15/43	198,803
100,000		Manulife Financial Corp	4.900	09/17/20	107,507
700,000		Manulife Financial Corp	4.150	03/04/26	740,608
300,000	i	Manulife Financial Corp	4.061	02/24/32	302,707
200,000		Manulife Financial Corp	5.375	03/04/46	240,631
150,000		Markel Corp	4.900	07/01/22	163,631
150,000		Markel Corp	5.000	04/05/46	164,316
500,000		Marsh & McLennan Cos, Inc	2.350	09/10/19	503,296
1,500,000		Marsh & McLennan Cos, Inc	3.500	03/10/25	1,539,663
100,000		Marsh & McLennan Cos, Inc	4.350	01/30/47	107,029
200,000		Memorial Sloan-Kettering Cancer Center	4.125	07/01/52	203,512
500,000		Memorial Sloan-Kettering Cancer Center	4.200	07/01/55	516,407
200,000		Mercury General Corp	4.400	03/15/27	202,718
1,050,000		MetLife, Inc	4.750	02/08/21	1,141,854
700,000		MetLife, Inc	3.048	12/15/22	713,076
325,000		MetLife, Inc	4.368	09/15/23	355,750
500,000		MetLife, Inc	3.600	04/10/24	525,431
700,000		MetLife, Inc	3.600	11/13/25	726,140
550,000		MetLife, Inc	6.375	06/15/34	719,746
405,000		MetLife, Inc	5.700	06/15/35	499,748
130,000		MetLife, Inc	5.875	02/06/41	164,837
200,000		MetLife, Inc	4.125	08/13/42	204,884
600,000		MetLife, Inc	4.875	11/13/43	679,147
500,000		MetLife, Inc	4.721	12/15/44	558,090
300,000		MetLife, Inc	4.050	03/01/45	302,984
450,000		MetLife, Inc	4.600	05/13/46	495,852
200,000		Montpelier Re Holdings Ltd	4.700	10/15/22	215,936
20,000		Nationwide Financial Services	6.750	05/15/37	22,000
200,000		Old Republic International Corp	4.875	10/01/24	213,950
100,000		Old Republic International Corp	3.875	08/26/26	99,961
100,000		PartnerRe Ltd	5.500	06/01/20	108,686
100,000		Primerica, Inc	4.750	07/15/22	107,789
100,000		Principal Financial Group, Inc	3.300	09/15/22	102,762
150,000		Principal Financial Group, Inc	3.125	05/15/23	151,175
200,000		Principal Financial Group, Inc	3.400	05/15/25	204,137
100,000		Principal Financial Group, Inc	3.100	11/15/26	98,545
100,000		Principal Financial Group, Inc	4.625	09/15/42	109,102
78

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Principal Financial Group, Inc	4.350%	05/15/43	$209,792
300,000		Principal Financial Group, Inc	4.300	11/15/46	312,540
200,000	i	Principal Financial Group, Inc	4.700	05/15/55	206,500
150,000		Progressive Corp	2.450	01/15/27	142,257
120,000		Progressive Corp	6.250	12/01/32	156,816
300,000		Progressive Corp	4.350	04/25/44	322,748
300,000		Progressive Corp	3.700	01/26/45	292,257
200,000		Progressive Corp	4.125	04/15/47	208,064
100,000		Protective Life Corp	7.375	10/15/19	111,348
100,000		Prudential Financial, Inc	2.300	08/15/18	100,564
1,020,000		Prudential Financial, Inc	7.375	06/15/19	1,124,353
200,000		Prudential Financial, Inc	2.350	08/15/19	201,202
891,000		Prudential Financial, Inc	4.500	11/16/21	966,298
450,000		Prudential Financial, Inc	6.200	11/15/40	581,078
500,000	i	Prudential Financial, Inc	5.625	06/15/43	548,750
150,000		Prudential Financial, Inc	5.100	08/15/43	174,332
600,000	i	Prudential Financial, Inc	5.200	03/15/44	636,000
1,300,000		Prudential Financial, Inc	4.600	05/15/44	1,422,272
200,000	i	Prudential Financial, Inc	5.375	05/15/45	216,500
100,000		Reinsurance Group of America, Inc	5.000	06/01/21	108,677
250,000		Reinsurance Group of America, Inc	4.700	09/15/23	271,196
200,000		RenaissanceRe Finance, Inc	3.700	04/01/25	201,698
200,000		RenaissanceRe Finance, Inc	3.450	07/01/27	196,689
250,000		Torchmark Corp	3.800	09/15/22	257,380
20,000		Transatlantic Holdings, Inc	8.000	11/30/39	27,292
610,000		Travelers Cos, Inc	5.800	05/15/18	632,014
130,000		Travelers Cos, Inc	5.900	06/02/19	139,540
600,000		Travelers Cos, Inc	5.350	11/01/40	736,481
200,000		Travelers Cos, Inc	4.600	08/01/43	223,383
250,000		Travelers Cos, Inc	4.300	08/25/45	267,408
400,000		Travelers Cos, Inc	3.750	05/15/46	392,901
300,000		Travelers Cos, Inc	4.000	05/30/47	306,762
100,000		Travelers Property Casualty Corp	6.375	03/15/33	130,879
500,000		UnitedHealth Group, Inc	1.900	07/16/18	501,845
200,000		UnitedHealth Group, Inc	1.700	02/15/19	199,872
900,000		UnitedHealth Group, Inc	1.625	03/15/19	896,982
500,000		UnitedHealth Group, Inc	2.300	12/15/19	505,446
500,000		UnitedHealth Group, Inc	2.700	07/15/20	511,084
700,000		UnitedHealth Group, Inc	4.700	02/15/21	756,274
300,000		UnitedHealth Group, Inc	2.125	03/15/21	299,226
500,000		UnitedHealth Group, Inc	2.875	12/15/21	511,001
500,000		UnitedHealth Group, Inc	3.350	07/15/22	521,947
325,000		UnitedHealth Group, Inc	2.750	02/15/23	327,385
200,000		UnitedHealth Group, Inc	2.875	03/15/23	203,044
500,000		UnitedHealth Group, Inc	3.750	07/15/25	526,675
1,175,000		UnitedHealth Group, Inc	3.100	03/15/26	1,181,172
300,000		UnitedHealth Group, Inc	3.375	04/15/27	306,578
750,000		UnitedHealth Group, Inc	4.625	07/15/35	843,877
365,000		UnitedHealth Group, Inc	6.625	11/15/37	503,613
250,000		UnitedHealth Group, Inc	6.875	02/15/38	355,494
150,000		UnitedHealth Group, Inc	4.625	11/15/41	165,459
300,000		UnitedHealth Group, Inc	4.375	03/15/42	322,545
350,000		UnitedHealth Group, Inc	3.950	10/15/42	355,223
200,000		UnitedHealth Group, Inc	4.250	03/15/43	211,638
1,250,000		UnitedHealth Group, Inc	4.750	07/15/45	1,437,895
625,000		UnitedHealth Group, Inc	4.200	01/15/47	660,304
79

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		UnitedHealth Group, Inc	4.250%	04/15/47	$319,329
110,000		Unum Group	5.625	09/15/20	120,339
200,000		Unum Group	3.000	05/15/21	201,887
200,000		Unum Group	4.000	03/15/24	206,588
100,000		Unum Group	5.750	08/15/42	118,745
200,000		Verisk Analytics, Inc	5.800	05/01/21	222,352
500,000		Verisk Analytics, Inc	4.000	06/15/25	516,689
300,000		Verisk Analytics, Inc	5.500	06/15/45	333,734
200,000	h	Voya Financial, Inc	3.125	07/15/24	196,966
200,000		Voya Financial, Inc	3.650	06/15/26	200,400
200,000		Voya Financial, Inc	4.800	06/15/46	208,611
200,000		WellPoint, Inc	1.875	01/15/18	200,168
1,250,000		WellPoint, Inc	2.300	07/15/18	1,257,049
300,000		WellPoint, Inc	2.250	08/15/19	301,403
150,000		WellPoint, Inc	3.700	08/15/21	156,449
800,000		WellPoint, Inc	3.125	05/15/22	814,814
200,000		WellPoint, Inc	3.300	01/15/23	203,955
300,000		WellPoint, Inc	3.500	08/15/24	308,400
300,000		WellPoint, Inc	4.625	05/15/42	324,307
700,000		WellPoint, Inc	4.650	01/15/43	755,431
500,000		WellPoint, Inc	5.100	01/15/44	579,306
300,000		WellPoint, Inc	4.650	08/15/44	325,398
200,000		Willis Group Holdings plc	5.750	03/15/21	220,624
275,000		Willis North America, Inc	3.600	05/15/24	277,700
165,000		WR Berkley Corp	5.375	09/15/20	178,587
250,000		WR Berkley Corp	4.625	03/15/22	269,032
200,000		WR Berkley Corp	4.750	08/01/44	204,883
350,000		XL Capital Ltd	6.375	11/15/24	411,005
200,000		XLIT Ltd	2.300	12/15/18	200,886
200,000		XLIT Ltd	4.450	03/31/25	206,202
200,000		XLIT Ltd	5.250	12/15/43	226,993
		TOTAL INSURANCE			85,951,207

MATERIALS - 0.8%
200,000		3M Co	1.375	08/07/18	199,865
200,000		3M Co	1.625	09/19/21	197,768
200,000		3M Co	2.000	06/26/22	198,809
1,200,000		3M Co	3.000	08/07/25	1,215,718
200,000		3M Co	2.250	09/19/26	189,566
190,000		3M Co	5.700	03/15/37	243,121
300,000		3M Co	3.875	06/15/44	306,179
200,000		3M Co	3.125	09/19/46	180,303
100,000		Agrium, Inc	6.750	01/15/19	106,652
150,000		Agrium, Inc	3.150	10/01/22	153,014
200,000		Agrium, Inc	3.500	06/01/23	205,298
250,000		Agrium, Inc	3.375	03/15/25	250,048
200,000		Agrium, Inc	4.125	03/15/35	199,247
100,000		Agrium, Inc	6.125	01/15/41	121,496
200,000		Agrium, Inc	4.900	06/01/43	216,154
225,000		Agrium, Inc	5.250	01/15/45	255,774
150,000		Air Products & Chemicals, Inc	3.000	11/03/21	154,936
150,000		Air Products & Chemicals, Inc	2.750	02/03/23	151,347
300,000		Air Products & Chemicals, Inc	3.350	07/31/24	310,150
200,000		Airgas, Inc	3.650	07/15/24	207,903
200,000		Albemarle Corp	4.150	12/01/24	210,389
2,135,000		Barrick Gold Corp	4.100	05/01/23	2,309,511
80

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$250,000	Barrick Gold Corp	5.250%	04/01/42	$284,450
361,000	Barrick North America Finance LLC	4.400	05/30/21	389,427
300,000	Barrick North America Finance LLC	5.750	05/01/43	364,070
100,000	Bemis Co, Inc	6.800	08/01/19	109,518
100,000	Bemis Co, Inc	3.100	09/15/26	97,506
2,175,000	BHP Billiton Finance USA Ltd	3.850	09/30/23	2,314,420
500,000	BHP Billiton Finance USA Ltd	4.125	02/24/42	512,623
500,000	BHP Billiton Finance USA Ltd	5.000	09/30/43	579,382
600,000	Braskem Finance Ltd	6.450	02/03/24	639,000
200,000	Cabot Corp	3.700	07/15/22	206,177
100,000	Celulosa Arauco y Constitucion S.A.	5.000	01/21/21	105,928
100,000	Celulosa Arauco y Constitucion S.A.	4.750	01/11/22	104,468
400,000	Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	409,238
250,000	Church & Dwight Co, Inc	2.875	10/01/22	252,371
225,000	Corning, Inc	4.250	08/15/20	237,146
300,000	Corning, Inc	2.900	05/15/22	303,882
100,000	Corning, Inc	5.750	08/15/40	116,555
200,000	Corning, Inc	4.750	03/15/42	210,020
150,000	Cytec Industries, Inc	3.500	04/01/23	150,387
200,000	Domtar Corp	4.400	04/01/22	210,159
591,000	Dow Chemical Co	8.550	05/15/19	661,966
929,000	Dow Chemical Co	4.250	11/15/20	986,292
500,000	Dow Chemical Co	4.125	11/15/21	531,128
550,000	Dow Chemical Co	3.000	11/15/22	560,530
1,400,000	Dow Chemical Co	3.500	10/01/24	1,437,955
400,000	Dow Chemical Co	4.250	10/01/34	412,948
350,000	Dow Chemical Co	5.250	11/15/41	406,092
375,000	Dow Chemical Co	4.375	11/15/42	387,842
400,000	Dow Chemical Co	4.625	10/01/44	426,337
165,000	Eastman Chemical Co	5.500	11/15/19	177,147
400,000	Eastman Chemical Co	2.700	01/15/20	405,245
122,000	Eastman Chemical Co	3.600	08/15/22	126,565
227,000	Eastman Chemical Co	3.800	03/15/25	233,622
150,000	Eastman Chemical Co	4.800	09/01/42	161,228
300,000	Eastman Chemical Co	4.650	10/15/44	317,836
420,000	EI du Pont de Nemours & Co	4.625	01/15/20	445,648
300,000	EI du Pont de Nemours & Co	2.200	05/01/20	301,606
2,500,000	EI du Pont de Nemours & Co	2.800	02/15/23	2,509,497
225,000	EI du Pont de Nemours & Co	4.150	02/15/43	229,772
500,000	Fibria Overseas Finance Ltd	5.500	01/17/27	510,450
100,000	FMC Corp	3.950	02/01/22	103,709
200,000	FMC Corp	4.100	02/01/24	207,040
300,000	Georgia-Pacific LLC	8.000	01/15/24	385,075
250,000	Georgia-Pacific LLC	7.750	11/15/29	346,608
250,000	Goldcorp, Inc	3.700	03/15/23	258,363
300,000	Goldcorp, Inc	5.450	06/09/44	334,199
100,000	Hexcel Corp	3.950	02/15/27	102,413
100,000	Hubbell, Inc	3.625	11/15/22	104,087
200,000	Hubbell, Inc	3.350	03/01/26	200,269
300,000	International Flavors & Fragrances, Inc	3.200	05/01/23	304,630
200,000	International Flavors & Fragrances, Inc	4.375	06/01/47	203,919
1,000,000	International Paper Co	3.650	06/15/24	1,030,540
1,700,000	International Paper Co	3.000	02/15/27	1,636,265
450,000	International Paper Co	6.000	11/15/41	549,438
300,000	International Paper Co	4.800	06/15/44	320,658
250,000	International Paper Co	5.150	05/15/46	279,007
81

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	International Paper Co	4.400%	08/15/47	$302,391
330,000	Kimberly-Clark Corp	6.250	07/15/18	345,892
200,000	Kimberly-Clark Corp	1.400	02/15/19	199,622
125,000	Kimberly-Clark Corp	2.400	03/01/22	124,737
950,000	Kimberly-Clark Corp	3.050	08/15/25	959,582
200,000	Kimberly-Clark Corp	6.625	08/01/37	279,307
300,000	Kimberly-Clark Corp	3.200	07/30/46	272,993
200,000	Kimberly-Clark Corp	3.900	05/04/47	204,849
92,000	Lubrizol Corp	8.875	02/01/19	101,576
150,000	Lubrizol Corp	6.500	10/01/34	197,896
300,000	LYB International Finance BV	4.000	07/15/23	317,801
300,000	LYB International Finance BV	5.250	07/15/43	335,105
300,000	LYB International Finance BV	4.875	03/15/44	318,104
500,000	LYB International Finance II BV	3.500	03/02/27	492,923
243,000	LyondellBasell Industries NV	5.000	04/15/19	254,050
300,000	LyondellBasell Industries NV	6.000	11/15/21	338,878
1,300,000	LyondellBasell Industries NV	5.750	04/15/24	1,489,604
125,000	LyondellBasell Industries NV	4.625	02/26/55	122,635
250,000	Martin Marietta Materials, Inc	6.600	04/15/18	258,918
200,000	Martin Marietta Materials, Inc	4.250	07/02/24	209,904
200,000	Martin Marietta Materials, Inc	3.450	06/01/27	198,979
150,000	Methanex Corp	3.250	12/15/19	150,794
150,000	Methanex Corp	4.250	12/01/24	147,022
100,000	Methanex Corp	5.650	12/01/44	94,695
200,000	Monsanto Co	1.850	11/15/18	199,884
400,000	Monsanto Co	2.125	07/15/19	400,828
100,000	Monsanto Co	2.200	07/15/22	96,539
150,000	Monsanto Co	5.500	08/15/25	170,793
100,000	Monsanto Co	3.600	07/15/42	87,101
200,000	Monsanto Co	4.650	11/15/43	209,801
200,000	Monsanto Co	4.400	07/15/44	203,693
350,000	Monsanto Co	3.950	04/15/45	331,389
500,000	Monsanto Co	4.700	07/15/64	504,424
100,000	NewMarket Corp	4.100	12/15/22	103,410
200,000	Newmont Mining Corp	5.125	10/01/19	212,479
298,000	Newmont Mining Corp	5.875	04/01/35	346,692
135,000	Newmont Mining Corp	6.250	10/01/39	165,876
800,000	Newmont Mining Corp	4.875	03/15/42	846,386
800,000	Nucor Corp	4.125	09/15/22	855,740
300,000	Nucor Corp	5.200	08/01/43	352,482
8,000	Owens Corning	9.000	06/15/19	8,975
200,000	Owens Corning	4.200	12/15/22	210,991
500,000	Owens Corning	4.200	12/01/24	523,587
300,000	Owens Corning	3.400	08/15/26	295,562
250,000	Owens Corning	4.300	07/15/47	240,529
150,000	Packaging Corp of America	3.900	06/15/22	157,377
250,000	Packaging Corp of America	4.500	11/01/23	268,207
100,000	Packaging Corp of America	3.650	09/15/24	101,978
650,000	Potash Corp of Saskatchewan, Inc	4.875	03/30/20	689,099
400,000	Potash Corp of Saskatchewan, Inc	3.625	03/15/24	405,132
200,000	Potash Corp of Saskatchewan, Inc	3.000	04/01/25	193,248
200,000	Potash Corp of Saskatchewan, Inc	4.000	12/15/26	206,243
200,000	Potash Corp of Saskatchewan, Inc	5.625	12/01/40	234,503
300,000	PPG Industries, Inc	2.300	11/15/19	302,152
300,000	PPG Industries, Inc	3.600	11/15/20	312,731
1,200,000	Praxair, Inc	2.250	09/24/20	1,211,454
82

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$250,000		Praxair, Inc	2.200%	08/15/22	$247,337
300,000		Praxair, Inc	2.650	02/05/25	297,068
100,000		Praxair, Inc	3.200	01/30/26	102,182
625,000		Praxair, Inc	3.550	11/07/42	605,920
2,750,000		Rio Tinto Finance USA Ltd	3.750	06/15/25	2,894,386
900,000		Rio Tinto Finance USA plc	4.125	08/21/42	929,991
500,000		Rock Tenn Co	4.900	03/01/22	544,855
500,000		Rock Tenn Co	4.000	03/01/23	523,557
100,000		RPM International, Inc	6.125	10/15/19	108,504
300,000		RPM International, Inc	3.450	11/15/22	308,077
100,000		RPM International, Inc	3.750	03/15/27	101,630
100,000		RPM International, Inc	5.250	06/01/45	112,373
500,000		Sherwin-Williams Co	2.250	05/15/20	501,081
150,000	g	Sherwin-Williams Co	4.200	01/15/22	158,916
350,000		Sherwin-Williams Co	2.750	06/01/22	349,751
500,000		Sherwin-Williams Co	3.125	06/01/24	502,403
200,000		Sherwin-Williams Co	3.450	08/01/25	202,509
200,000	g	Sherwin-Williams Co	3.950	01/15/26	206,401
275,000		Sherwin-Williams Co	3.450	06/01/27	276,959
200,000		Sherwin-Williams Co	4.000	12/15/42	192,206
750,000		Sherwin-Williams Co	4.500	06/01/47	787,019
150,000		Sonoco Products Co	5.750	11/01/40	179,548
200,000		Southern Copper Corp	5.375	04/16/20	217,252
300,000		Southern Copper Corp	3.875	04/23/25	307,601
100,000		Southern Copper Corp	7.500	07/27/35	124,041
680,000		Southern Copper Corp	6.750	04/16/40	782,296
1,500,000		Southern Copper Corp	5.875	04/23/45	1,607,570
850,000		Vale S.A.	5.625	09/11/42	807,500
750,000		Vulcan Materials Co	4.500	04/01/25	800,987
100,000		Vulcan Materials Co	3.900	04/01/27	102,722
100,000		Vulcan Materials Co	4.500	06/15/47	100,904
500,000		Westlake Chemical Corp	3.600	08/15/26	496,301
500,000		Westlake Chemical Corp	5.000	08/15/46	528,871
200,000		Yamana Gold, Inc	4.950	07/15/24	202,071
		TOTAL MATERIALS			67,154,232

MEDIA - 1.0%
1,250,000		21st Century Fox America, Inc	3.000	09/15/22	1,268,055
200,000		21st Century Fox America, Inc	4.000	10/01/23	211,199
200,000		21st Century Fox America, Inc	3.700	09/15/24	209,097
700,000		21st Century Fox America, Inc	3.700	10/15/25	717,534
1,100,000		21st Century Fox America, Inc	3.375	11/15/26	1,097,474
1,325,000		21st Century Fox America, Inc	6.200	12/15/34	1,632,999
1,000,000		21st Century Fox America, Inc	6.150	02/15/41	1,263,687
225,000		21st Century Fox America, Inc	5.400	10/01/43	258,922
500,000		21st Century Fox America, Inc	4.750	09/15/44	527,073
300,000		21st Century Fox America, Inc	4.950	10/15/45	325,192
200,000		21st Century Fox America, Inc	4.750	11/15/46	213,747
200,000		CBS Corp	2.300	08/15/19	201,315
50,000		CBS Corp	5.750	04/15/20	54,690
445,000		CBS Corp	4.300	02/15/21	472,655
500,000		CBS Corp	3.375	03/01/22	515,835
200,000		CBS Corp	2.500	02/15/23	197,647
200,000		CBS Corp	3.700	08/15/24	205,244
300,000		CBS Corp	3.500	01/15/25	304,057
125,000		CBS Corp	4.000	01/15/26	129,359
83

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$650,000		CBS Corp	2.900%	01/15/27	$615,705
200,000		CBS Corp	3.375	02/15/28	196,042
200,000		CBS Corp	4.850	07/01/42	209,069
200,000		CBS Corp	4.900	08/15/44	210,323
500,000		CBS Corp	4.600	01/15/45	513,628
675,000		Charter Communications Operating LLC	3.579	07/23/20	697,475
610,000		Charter Communications Operating LLC	4.464	07/23/22	649,862
2,850,000		Charter Communications Operating LLC	4.908	07/23/25	3,079,174
700,000	g,h	Charter Communications Operating LLC	3.750	02/15/28	689,749
500,000		Charter Communications Operating LLC	6.384	10/23/35	593,263
1,000,000		Charter Communications Operating LLC	6.484	10/23/45	1,201,704
700,000	g,h	Charter Communications Operating LLC	5.375	05/01/47	741,548
500,000		Charter Communications Operating LLC	6.834	10/23/55	610,246
1,000,000		Comcast Corp	5.150	03/01/20	1,083,470
500,000		Comcast Corp	1.625	01/15/22	486,101
1,350,000		Comcast Corp	3.125	07/15/22	1,396,038
800,000		Comcast Corp	2.850	01/15/23	811,604
600,000		Comcast Corp	2.750	03/01/23	605,783
500,000		Comcast Corp	3.000	02/01/24	506,749
600,000		Comcast Corp	3.375	02/15/25	617,576
1,600,000		Comcast Corp	3.150	03/01/26	1,608,432
750,000		Comcast Corp	2.350	01/15/27	704,014
500,000		Comcast Corp	3.300	02/01/27	506,196
625,000		Comcast Corp	4.250	01/15/33	666,780
345,000		Comcast Corp	5.650	06/15/35	423,226
350,000		Comcast Corp	4.400	08/15/35	376,640
2,750,000		Comcast Corp	3.200	07/15/36	2,577,179
350,000		Comcast Corp	6.950	08/15/37	494,301
780,000		Comcast Corp	6.400	03/01/40	1,047,032
350,000		Comcast Corp	4.650	07/15/42	384,265
300,000		Comcast Corp	4.500	01/15/43	321,313
500,000		Comcast Corp	4.750	03/01/44	557,159
900,000		Comcast Corp	4.600	08/15/45	982,836
1,000,000		Comcast Corp	3.400	07/15/46	912,030
500,000		Discovery Communications LLC	3.300	05/15/22	501,820
900,000		Discovery Communications LLC	3.250	04/01/23	887,167
300,000		Discovery Communications LLC	3.800	03/13/24	303,271
350,000		Discovery Communications LLC	3.450	03/15/25	340,718
500,000		Discovery Communications LLC	4.900	03/11/26	530,039
100,000		Discovery Communications LLC	6.350	06/01/40	110,341
100,000		Discovery Communications LLC	4.950	05/15/42	93,437
125,000		Discovery Communications LLC	4.875	04/01/43	116,852
550,000		Grupo Televisa SAB	6.625	03/18/25	650,040
200,000		Grupo Televisa SAB	4.625	01/30/26	210,629
600,000		Grupo Televisa SAB	5.000	05/13/45	577,936
200,000		Grupo Televisa SAB	6.125	01/31/46	222,518
131,000		Historic TW, Inc	6.625	05/15/29	164,520
200,000		Interpublic Group of Cos, Inc	4.200	04/15/24	210,621
100,000		Interpublic Group of Cos, Inc	4.000	03/15/22	104,853
1,200,000		NBC Universal Media LLC	4.450	01/15/43	1,275,742
1,585,000		NBC Universal Media LLC	5.150	04/30/20	1,725,910
820,000		NBC Universal Media LLC	4.375	04/01/21	883,788
95,000		NBC Universal Media LLC	6.400	04/30/40	127,640
150,000		NBC Universal Media LLC	5.950	04/01/41	192,301
200,000		Omnicom Group, Inc	4.450	08/15/20	213,065
700,000		Omnicom Group, Inc	3.625	05/01/22	730,547
84

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Omnicom Group, Inc	3.650%	11/01/24	$205,113
825,000	Omnicom Group, Inc	3.600	04/15/26	830,157
300,000	Scripps Networks Interactive, Inc	2.750	11/15/19	303,712
200,000	Scripps Networks Interactive, Inc	2.800	06/15/20	202,328
200,000	Scripps Networks Interactive, Inc	3.500	06/15/22	206,238
200,000	Scripps Networks Interactive, Inc	3.900	11/15/24	207,249
200,000	Scripps Networks Interactive, Inc	3.950	06/15/25	204,380
420,000	Time Warner Cable, Inc	6.750	07/01/18	439,416
910,000	Time Warner Cable, Inc	8.750	02/14/19	1,000,948
1,100,000	Time Warner Cable, Inc	8.250	04/01/19	1,213,509
1,800,000	Time Warner Cable, Inc	4.000	09/01/21	1,881,382
500,000	Time Warner Cable, Inc	6.550	05/01/37	597,682
175,000	Time Warner Cable, Inc	6.750	06/15/39	214,435
690,000	Time Warner Cable, Inc	5.875	11/15/40	769,978
300,000	Time Warner Cable, Inc	5.500	09/01/41	322,785
1,950,000	Time Warner Cable, Inc	4.500	09/15/42	1,857,812
1,550,000	Time Warner, Inc	2.100	06/01/19	1,550,699
450,000	Time Warner, Inc	4.750	03/29/21	484,576
1,400,000	Time Warner, Inc	3.400	06/15/22	1,438,408
650,000	Time Warner, Inc	4.050	12/15/23	684,715
500,000	Time Warner, Inc	3.550	06/01/24	506,700
500,000	Time Warner, Inc	3.875	01/15/26	508,519
500,000	Time Warner, Inc	2.950	07/15/26	471,752
850,000	Time Warner, Inc	3.800	02/15/27	855,835
350,000	Time Warner, Inc	6.100	07/15/40	419,989
150,000	Time Warner, Inc	6.250	03/29/41	183,468
900,000	Time Warner, Inc	4.900	06/15/42	926,441
200,000	Time Warner, Inc	5.350	12/15/43	220,558
300,000	Time Warner, Inc	4.650	06/01/44	297,085
900,000	Time Warner, Inc	4.850	07/15/45	926,455
129,000	Viacom, Inc	2.750	12/15/19	130,465
400,000	Viacom, Inc	3.875	12/15/21	417,024
500,000	Viacom, Inc	3.125	06/15/22	500,873
200,000	Viacom, Inc	3.250	03/15/23	198,206
250,000	Viacom, Inc	4.250	09/01/23	260,946
400,000	Viacom, Inc	3.875	04/01/24	407,324
293,000	Viacom, Inc	4.850	12/15/34	291,499
2,004,000	Viacom, Inc	4.375	03/15/43	1,783,658
500,000	Viacom, Inc	5.250	04/01/44	501,337
500,000	Walt Disney Co	1.850	05/30/19	502,401
1,400,000	Walt Disney Co	1.950	03/04/20	1,404,273
250,000	Walt Disney Co	1.800	06/05/20	249,442
200,000	Walt Disney Co	2.150	09/17/20	201,346
300,000	Walt Disney Co	2.300	02/12/21	302,583
850,000	Walt Disney Co	2.550	02/15/22	857,804
100,000	Walt Disney Co	2.450	03/04/22	100,754
700,000	Walt Disney Co	3.150	09/17/25	715,686
300,000	Walt Disney Co	3.000	02/13/26	301,579
300,000	Walt Disney Co	1.850	07/30/26	273,099
350,000	Walt Disney Co	2.950	06/15/27	346,715
100,000	Walt Disney Co	4.375	08/16/41	109,315
200,000	Walt Disney Co	3.700	12/01/42	198,436
800,000	Walt Disney Co	4.125	06/01/44	840,951
100,000	Walt Disney Co	3.000	07/30/46	87,568
261,000	WPP Finance 2010	4.750	11/21/21	282,320
300,000	WPP Finance 2010	3.625	09/07/22	311,348
85

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	WPP Finance 2010	3.750%	09/19/24	$204,905
200,000	WPP Finance 2010	5.625	11/15/43	230,377
	TOTAL MEDIA			79,000,606

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.6%
350,000	Abbott Laboratories	5.125	04/01/19	368,551
1,250,000	Abbott Laboratories	2.350	11/22/19	1,259,459
300,000	Abbott Laboratories	2.800	09/15/20	304,662
1,500,000	Abbott Laboratories	2.900	11/30/21	1,514,272
200,000	Abbott Laboratories	3.250	04/15/23	203,981
300,000	Abbott Laboratories	3.875	09/15/25	308,586
1,500,000	Abbott Laboratories	3.750	11/30/26	1,531,374
1,800,000	Abbott Laboratories	4.750	11/30/36	1,961,429
500,000	Abbott Laboratories	5.300	05/27/40	566,809
200,000	Abbott Laboratories	4.750	04/15/43	211,920
1,500,000	Abbott Laboratories	4.900	11/30/46	1,657,813
700,000	AbbVie, Inc	2.000	11/06/18	701,681
850,000	AbbVie, Inc	2.500	05/14/20	859,791
350,000	AbbVie, Inc	2.300	05/14/21	349,099
2,000,000	AbbVie, Inc	3.200	11/06/22	2,051,070
500,000	AbbVie, Inc	2.850	05/14/23	498,817
1,000,000	AbbVie, Inc	3.600	05/14/25	1,020,154
1,725,000	AbbVie, Inc	3.200	05/14/26	1,704,802
1,500,000	AbbVie, Inc	4.500	05/14/35	1,583,647
500,000	AbbVie, Inc	4.300	05/14/36	509,420
1,375,000	AbbVie, Inc	4.400	11/06/42	1,410,497
600,000	AbbVie, Inc	4.700	05/14/45	638,468
500,000	AbbVie, Inc	4.450	05/14/46	516,837
1,825,000	Actavis Funding SCS	3.000	03/12/20	1,864,769
3,500,000	Actavis Funding SCS	3.450	03/15/22	3,607,478
2,450,000	Actavis Funding SCS	3.800	03/15/25	2,534,373
1,225,000	Actavis Funding SCS	4.550	03/15/35	1,308,556
510,000	Actavis Funding SCS	4.750	03/15/45	551,291
300,000	Amgen, Inc	1.900	05/10/19	300,292
1,100,000	Amgen, Inc	2.200	05/22/19	1,106,768
75,000	Amgen, Inc	4.500	03/15/20	79,537
400,000	Amgen, Inc	2.125	05/01/20	400,568
300,000	Amgen, Inc	2.200	05/11/20	301,431
250,000	Amgen, Inc	3.450	10/01/20	260,228
700,000	Amgen, Inc	4.100	06/15/21	742,400
175,000	Amgen, Inc	1.850	08/19/21	171,078
400,000	Amgen, Inc	2.700	05/01/22	402,252
1,000,000	Amgen, Inc	2.650	05/11/22	1,003,226
1,000,000	Amgen, Inc	3.625	05/15/22	1,044,374
2,300,000	Amgen, Inc	2.250	08/19/23	2,229,477
500,000	Amgen, Inc	3.625	05/22/24	521,444
400,000	Amgen, Inc	3.125	05/01/25	400,920
800,000	Amgen, Inc	2.600	08/19/26	757,179
1,500,000	Amgen, Inc	4.400	05/01/45	1,542,897
1,928,000	Amgen, Inc	4.563	06/15/48	2,031,561
447,000	Amgen, Inc	4.663	06/15/51	474,166
300,000	AstraZeneca plc	1.750	11/16/18	300,255
1,100,000	AstraZeneca plc	2.375	11/16/20	1,106,229
500,000	AstraZeneca plc	2.375	06/12/22	498,764
1,000,000	AstraZeneca plc	3.375	11/16/25	1,021,489
300,000	AstraZeneca plc	3.125	06/12/27	299,042
86

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$900,000	AstraZeneca plc	6.450%	09/15/37	$1,213,369
450,000	AstraZeneca plc	4.000	09/18/42	457,191
350,000	AstraZeneca plc	4.375	11/16/45	377,031
500,000	Baxalta, Inc	4.000	06/23/25	521,552
500,000	Baxalta, Inc	5.250	06/23/45	587,634
700,000	Biogen, Inc	2.900	09/15/20	714,937
300,000	Biogen, Inc	3.625	09/15/22	313,720
500,000	Biogen, Inc	4.050	09/15/25	527,942
700,000	Biogen, Inc	5.200	09/15/45	799,647
783,000	Bristol-Myers Squibb Co	1.750	03/01/19	785,157
200,000	Bristol-Myers Squibb Co	3.250	11/01/23	206,759
500,000	Bristol-Myers Squibb Co	3.250	02/27/27	504,498
650,000	Bristol-Myers Squibb Co	3.250	08/01/42	588,440
200,000	Bristol-Myers Squibb Co	4.500	03/01/44	220,921
400,000	Celgene Corp	2.125	08/15/18	401,554
300,000	Celgene Corp	2.300	08/15/18	301,727
676,000	Celgene Corp	2.250	05/15/19	680,726
425,000	Celgene Corp	2.875	08/15/20	434,561
200,000	Celgene Corp	3.950	10/15/20	210,291
300,000	Celgene Corp	3.250	08/15/22	308,369
750,000	Celgene Corp	3.550	08/15/22	780,668
800,000	Celgene Corp	3.625	05/15/24	828,472
300,000	Celgene Corp	5.250	08/15/43	336,684
300,000	Celgene Corp	4.625	05/15/44	315,597
1,000,000	Celgene Corp	5.000	08/15/45	1,127,554
200,000	Eli Lilly & Co	1.950	03/15/19	200,892
175,000	Eli Lilly & Co	2.350	05/15/22	175,456
800,000	Eli Lilly & Co	2.750	06/01/25	799,222
300,000	Eli Lilly & Co	3.100	05/15/27	302,941
400,000	Eli Lilly & Co	3.700	03/01/45	395,679
250,000	Eli Lilly & Co	3.950	05/15/47	258,533
250,000	Gilead Sciences, Inc	1.850	09/04/18	250,595
200,000	Gilead Sciences, Inc	2.050	04/01/19	200,640
125,000	Gilead Sciences, Inc	2.350	02/01/20	126,185
1,000,000	Gilead Sciences, Inc	2.550	09/01/20	1,014,328
600,000	Gilead Sciences, Inc	4.500	04/01/21	646,957
650,000	Gilead Sciences, Inc	4.400	12/01/21	701,155
125,000	Gilead Sciences, Inc	1.950	03/01/22	122,490
500,000	Gilead Sciences, Inc	3.250	09/01/22	516,971
500,000	Gilead Sciences, Inc	2.500	09/01/23	492,523
425,000	Gilead Sciences, Inc	3.700	04/01/24	441,715
400,000	Gilead Sciences, Inc	3.500	02/01/25	410,532
1,750,000	Gilead Sciences, Inc	3.650	03/01/26	1,802,482
400,000	Gilead Sciences, Inc	2.950	03/01/27	388,259
300,000	Gilead Sciences, Inc	4.600	09/01/35	322,013
1,150,000	Gilead Sciences, Inc	4.000	09/01/36	1,144,884
100,000	Gilead Sciences, Inc	5.650	12/01/41	121,370
775,000	Gilead Sciences, Inc	4.800	04/01/44	845,662
675,000	Gilead Sciences, Inc	4.500	02/01/45	700,707
750,000	Gilead Sciences, Inc	4.750	03/01/46	822,402
500,000	Gilead Sciences, Inc	4.150	03/01/47	503,534
793,000	GlaxoSmithKline Capital plc	2.850	05/08/22	810,118
725,000	GlaxoSmithKline Capital, Inc	2.800	03/18/23	735,918
350,000	GlaxoSmithKline Capital, Inc	5.375	04/15/34	421,332
743,000	GlaxoSmithKline Capital, Inc	6.375	05/15/38	1,021,280
350,000	GlaxoSmithKline Capital, Inc	4.200	03/18/43	375,106
87

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,100,000	Johnson & Johnson	1.650%	12/05/18	$1,102,720
350,000	Johnson & Johnson	1.125	03/01/19	348,172
300,000	Johnson & Johnson	1.875	12/05/19	302,362
250,000	Johnson & Johnson	1.650	03/01/21	247,515
200,000	Johnson & Johnson	2.450	12/05/21	203,383
400,000	Johnson & Johnson	2.250	03/03/22	402,082
300,000	Johnson & Johnson	2.050	03/01/23	296,925
700,000	Johnson & Johnson	3.375	12/05/23	746,571
500,000	Johnson & Johnson	2.450	03/01/26	487,609
1,075,000	Johnson & Johnson	2.950	03/03/27	1,087,971
850,000	Johnson & Johnson	4.375	12/05/33	967,751
100,000	Johnson & Johnson	3.550	03/01/36	103,199
225,000	Johnson & Johnson	3.625	03/03/37	235,568
375,000	Johnson & Johnson	5.850	07/15/38	498,428
300,000	Johnson & Johnson	4.500	12/05/43	347,372
1,200,000	Johnson & Johnson	3.700	03/01/46	1,234,674
400,000	Johnson & Johnson	3.750	03/03/47	415,117
600,000	Life Technologies Corp	5.000	01/15/21	642,728
375,000	Merck & Co, Inc	1.850	02/10/20	375,698
1,500,000	Merck & Co, Inc	3.875	01/15/21	1,588,569
750,000	Merck & Co, Inc	2.350	02/10/22	756,521
200,000	Merck & Co, Inc	2.400	09/15/22	201,313
1,100,000	Merck & Co, Inc	2.800	05/18/23	1,120,699
1,000,000	Merck & Co, Inc	2.750	02/10/25	995,953
100,000	Merck & Co, Inc	3.600	09/15/42	97,841
750,000	Merck & Co, Inc	4.150	05/18/43	800,306
1,350,000	Merck & Co, Inc	3.700	02/10/45	1,348,338
100,000	Mylan NV	3.000	12/15/18	101,353
350,000	Mylan NV	2.500	06/07/19	352,810
100,000	Mylan NV	3.750	12/15/20	103,932
1,000,000	Mylan NV	3.150	06/15/21	1,017,250
750,000	Mylan NV	3.950	06/15/26	760,004
750,000	Mylan NV	5.250	06/15/46	821,534
100,000	Mylan, Inc	2.550	03/28/19	100,725
200,000	Mylan, Inc	4.200	11/29/23	209,399
200,000	Mylan, Inc	5.400	11/29/43	220,426
900,000	Novartis Capital Corp	1.800	02/14/20	900,569
500,000	Novartis Capital Corp	2.400	05/17/22	503,880
300,000	Novartis Capital Corp	2.400	09/21/22	301,243
750,000	Novartis Capital Corp	3.400	05/06/24	782,704
500,000	Novartis Capital Corp	3.000	11/20/25	505,201
375,000	Novartis Capital Corp	3.100	05/17/27	379,559
400,000	Novartis Capital Corp	3.700	09/21/42	402,390
750,000	Novartis Capital Corp	4.400	05/06/44	833,315
500,000	Novartis Capital Corp	4.000	11/20/45	524,455
1,500,000	Novartis Securities Investment Ltd	5.125	02/10/19	1,579,395
100,000	Perrigo Co plc	4.000	11/15/23	105,844
100,000	Perrigo Co plc	5.300	11/15/43	111,244
200,000	Perrigo Finance plc	3.900	12/15/24	203,094
221,000	Perrigo Finance plc	4.900	12/15/44	224,421
200,000	Perrigo Finance Unlimited Co	4.375	03/15/26	206,288
500,000	Pfizer, Inc	1.450	06/03/19	498,536
200,000	Pfizer, Inc	1.700	12/15/19	200,328
500,000	Pfizer, Inc	1.950	06/03/21	499,185
200,000	Pfizer, Inc	2.200	12/15/21	200,358
800,000	Pfizer, Inc	3.000	06/15/23	825,242
88

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$900,000	Pfizer, Inc	3.400%	05/15/24	$940,470
1,375,000	Pfizer, Inc	3.000	12/15/26	1,378,986
250,000	Pfizer, Inc	4.000	12/15/36	264,432
500,000	Pfizer, Inc	4.300	06/15/43	537,072
1,100,000	Pfizer, Inc	4.400	05/15/44	1,209,560
1,750,000	Pfizer, Inc	4.125	12/15/46	1,858,917
750,000	Sanofi	4.000	03/29/21	797,649
658,000	Teva Pharmaceutical Finance Co BV	2.950	12/18/22	654,485
1,100,000	Teva Pharmaceutical Finance Co LLC	2.250	03/18/20	1,098,824
17,000	Teva Pharmaceutical Finance Co LLC	6.150	02/01/36	20,002
675,000	Teva Pharmaceutical Finance Netherlands III BV	1.700	07/19/19	668,988
1,125,000	Teva Pharmaceutical Finance Netherlands III BV	2.200	07/21/21	1,104,260
2,000,000	Teva Pharmaceutical Finance Netherlands III BV	2.800	07/21/23	1,945,022
750,000	Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	712,334
1,075,000	Teva Pharmaceutical Finance Netherlands III BV	4.100	10/01/46	991,596
1,000,000	Wyeth LLC	6.450	02/01/24	1,215,181
945,000	Wyeth LLC	5.950	04/01/37	1,222,980
100,000	Zoetis, Inc	3.450	11/13/20	103,409
650,000	Zoetis, Inc	3.250	02/01/23	666,094
100,000	Zoetis, Inc	4.500	11/13/25	109,185
600,000	Zoetis, Inc	4.700	02/01/43	652,645
	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			127,794,225

REAL ESTATE - 0.7%
150,000	Alexandria Real Estate Equities, Inc	4.600	04/01/22	160,277
100,000	Alexandria Real Estate Equities, Inc	3.900	06/15/23	103,307
200,000	Alexandria Real Estate Equities, Inc	4.300	01/15/26	209,488
625,000	Alexandria Real Estate Equities, Inc	3.950	01/15/28	635,622
200,000	Alexandria Real Estate Equities, Inc	4.500	07/30/29	212,027
100,000	American Campus Communities Operating Partnership LP	3.750	04/15/23	102,871
300,000	American Campus Communities Operating Partnership LP	4.125	07/01/24	313,557
1,150,000	American Tower Corp	3.300	02/15/21	1,179,945
200,000	American Tower Corp	3.450	09/15/21	206,228
500,000	American Tower Corp	2.250	01/15/22	487,483
200,000	American Tower Corp	4.700	03/15/22	216,645
250,000	American Tower Corp	3.500	01/31/23	256,363
800,000	American Tower Corp	5.000	02/15/24	884,011
300,000	American Tower Corp	4.000	06/01/25	310,768
200,000	American Tower Corp	4.400	02/15/26	209,672
200,000	American Tower Corp	3.375	10/15/26	195,699
500,000	American Tower Corp	3.125	01/15/27	479,965
200,000	AvalonBay Communities, Inc	3.625	10/01/20	207,283
225,000	AvalonBay Communities, Inc	2.950	09/15/22	227,733
200,000	AvalonBay Communities, Inc	3.500	11/15/24	205,050
200,000	AvalonBay Communities, Inc	3.450	06/01/25	203,366
150,000	AvalonBay Communities, Inc	3.500	11/15/25	152,746
200,000	AvalonBay Communities, Inc	2.950	05/11/26	194,941
100,000	AvalonBay Communities, Inc	2.900	10/15/26	96,733
200,000	AvalonBay Communities, Inc	3.350	05/15/27	200,629
400,000	AvalonBay Communities, Inc	4.150	07/01/47	404,889
750,000	Boston Properties LP	3.700	11/15/18	765,623
1,175,000	Boston Properties LP	4.125	05/15/21	1,238,972
500,000	Boston Properties LP	3.850	02/01/23	525,972
425,000	Boston Properties LP	3.125	09/01/23	430,203
200,000	Boston Properties LP	3.800	02/01/24	207,499
100,000	Boston Properties LP	3.650	02/01/26	101,204
89

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$400,000	Boston Properties LP	2.750%	10/01/26	$377,709
150,000	Brixmor Operating Partnership LP	3.875	08/15/22	153,359
250,000	Brixmor Operating Partnership LP	3.250	09/15/23	244,322
200,000	Brixmor Operating Partnership LP	3.650	06/15/24	196,708
200,000	Brixmor Operating Partnership LP	3.850	02/01/25	197,391
100,000	Brixmor Operating Partnership LP	4.125	06/15/26	99,429
300,000	Brixmor Operating Partnership LP	3.900	03/15/27	292,647
200,000	Camden Property Trust	2.950	12/15/22	198,570
250,000	CBL & Associates LP	4.600	10/15/24	230,123
150,000	CBL & Associates LP	5.950	12/15/26	148,547
500,000	CBRE Services, Inc	4.875	03/01/26	532,373
975,000	CC Holdings GS V LLC	3.849	04/15/23	1,024,862
400,000	Columbia Property Trust Operating Partnership LP	3.650	08/15/26	387,548
200,000	Corporate Office Properties LP	3.700	06/15/21	204,855
350,000	Crown Castle International Corp	3.400	02/15/21	359,397
200,000	Crown Castle International Corp	2.250	09/01/21	196,802
750,000	Crown Castle International Corp	4.450	02/15/26	796,699
125,000	Crown Castle International Corp	3.700	06/15/26	126,083
100,000	Crown Castle International Corp	4.000	03/01/27	102,939
200,000	Crown Castle International Corp	4.750	05/15/47	203,588
100,000	CubeSmart LP	4.375	12/15/23	105,597
200,000	CubeSmart LP	3.125	09/01/26	190,065
200,000	DCT Industrial Operating Partnership LP	4.500	10/15/23	210,469
200,000	DDR Corp	3.500	01/15/21	202,489
500,000	DDR Corp	4.625	07/15/22	523,447
150,000	DDR Corp	4.250	02/01/26	147,078
200,000	DDR Corp	4.700	06/01/27	200,455
200,000	Digital Realty Trust LP	3.400	10/01/20	205,106
200,000	Digital Realty Trust LP	3.950	07/01/22	209,624
300,000	Digital Realty Trust LP	3.625	10/01/22	307,540
200,000	Digital Realty Trust LP	4.750	10/01/25	215,134
200,000	Duke Realty LP	4.375	06/15/22	213,111
100,000	Duke Realty LP	3.875	10/15/22	104,002
100,000	Duke Realty LP	3.750	12/01/24	102,709
100,000	Duke Realty LP	3.250	06/30/26	98,209
100,000	EPR Properties	5.750	08/15/22	110,452
200,000	EPR Properties	4.750	12/15/26	205,531
200,000	EPR Properties	4.500	06/01/27	201,220
200,000	Equity One, Inc	3.750	11/15/22	206,937
448,000	ERP Operating LP	4.625	12/15/21	484,041
700,000	ERP Operating LP	3.375	06/01/25	704,404
200,000	ERP Operating LP	2.850	11/01/26	192,332
300,000	ERP Operating LP	4.500	07/01/44	320,219
100,000	Essex Portfolio LP	3.625	08/15/22	102,908
100,000	Essex Portfolio LP	3.250	05/01/23	100,213
400,000	Essex Portfolio LP	3.500	04/01/25	399,946
100,000	Essex Portfolio LP	3.375	04/15/26	98,084
200,000	Essex Portfolio LP	3.625	05/01/27	199,529
200,000	Federal Realty Investment Trust	3.950	01/15/24	208,339
150,000	Federal Realty Investment Trust	3.250	07/15/27	147,183
200,000	Federal Realty Investment Trust	4.500	12/01/44	208,677
250,000	HCP, Inc	2.625	02/01/20	251,818
400,000	HCP, Inc	3.150	08/01/22	402,538
1,300,000	HCP, Inc	4.000	12/01/22	1,359,595
200,000	HCP, Inc	4.200	03/01/24	207,951
800,000	HCP, Inc	3.875	08/15/24	815,648
90

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$30,000	HCP, Inc	6.750%	02/01/41	$38,641
200,000	Health Care REIT, Inc	4.125	04/01/19	205,972
440,000	Health Care REIT, Inc	6.125	04/15/20	482,837
200,000	Health Care REIT, Inc	4.500	01/15/24	213,458
200,000	Healthcare Trust of America Holdings LP	2.950	07/01/22	199,513
100,000	Healthcare Trust of America Holdings LP	3.700	04/15/23	102,010
300,000	Healthcare Trust of America Holdings LP	3.500	08/01/26	293,392
100,000	Highwoods Realty LP	3.875	03/01/27	99,944
400,000	Hospitality Properties Trust	4.250	02/15/21	417,063
100,000	Hospitality Properties Trust	5.000	08/15/22	107,180
300,000	Hospitality Properties Trust	4.500	06/15/23	314,364
200,000	Hospitality Properties Trust	4.650	03/15/24	208,154
100,000	Hospitality Properties Trust	4.950	02/15/27	104,434
600,000	Host Hotels & Resorts LP	3.750	10/15/23	611,729
200,000	Host Hotels & Resorts LP	3.875	04/01/24	203,392
200,000	Host Hotels & Resorts LP	4.000	06/15/25	203,700
100,000	Host Hotels & Resorts LP	4.500	02/01/26	104,873
250,000	Kilroy Realty LP	3.800	01/15/23	257,628
200,000	Kilroy Realty LP	4.250	08/15/29	204,467
200,000	Kimco Realty Corp	3.200	05/01/21	203,054
100,000	Kimco Realty Corp	3.400	11/01/22	101,929
300,000	Kimco Realty Corp	3.125	06/01/23	297,233
200,000	Kimco Realty Corp	2.700	03/01/24	190,899
200,000	Kimco Realty Corp	2.800	10/01/26	184,546
200,000	Kimco Realty Corp	3.800	04/01/27	200,058
200,000	Kimco Realty Corp	4.250	04/01/45	190,100
175,000	Kimco Realty Corp	4.125	12/01/46	163,542
220,000	Liberty Property LP	4.750	10/01/20	232,910
150,000	Liberty Property LP	4.125	06/15/22	157,284
100,000	Liberty Property LP	3.375	06/15/23	100,761
200,000	Liberty Property LP	4.400	02/15/24	211,568
100,000	Liberty Property LP	3.250	10/01/26	96,873
150,000	Mack-Cali Realty LP	4.500	04/18/22	153,218
200,000	Mid-America Apartments LP	4.300	10/15/23	211,669
100,000	Mid-America Apartments LP	4.000	11/15/25	103,493
250,000	Mid-America Apartments LP	3.600	06/01/27	248,735
100,000	National Retail Properties, Inc	3.800	10/15/22	104,142
100,000	National Retail Properties, Inc	3.300	04/15/23	101,120
300,000	National Retail Properties, Inc	3.900	06/15/24	308,527
100,000	National Retail Properties, Inc	4.000	11/15/25	102,269
100,000	National Retail Properties, Inc	3.600	12/15/26	99,196
200,000	OMEGA Healthcare Investors, Inc	4.375	08/01/23	205,044
200,000	OMEGA Healthcare Investors, Inc	4.500	01/15/25	202,529
300,000	OMEGA Healthcare Investors, Inc	5.250	01/15/26	318,714
200,000	OMEGA Healthcare Investors, Inc	4.500	04/01/27	199,968
700,000	OMEGA Healthcare Investors, Inc	4.750	01/15/28	698,888
200,000	Piedmont Operating Partnership LP	3.400	06/01/23	194,996
200,000	Piedmont Operating Partnership LP	4.450	03/15/24	204,820
100,000	Plum Creek Timberlands LP	4.700	03/15/21	106,446
300,000	Plum Creek Timberlands LP	3.250	03/15/23	304,568
150,000	ProLogis LP	4.250	08/15/23	161,908
700,000	ProLogis LP	3.750	11/01/25	728,811
200,000	Rayonier, Inc	3.750	04/01/22	202,145
150,000	Realty Income Corp	2.000	01/31/18	150,148
200,000	Realty Income Corp	3.250	10/15/22	202,990
500,000	Realty Income Corp	4.650	08/01/23	540,768
91

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Realty Income Corp	4.125%	10/15/26	$206,757
200,000		Realty Income Corp	3.000	01/15/27	189,441
200,000		Realty Income Corp	4.650	03/15/47	208,419
200,000		Regency Centers LP	3.600	02/01/27	198,642
200,000		Regency Centers LP	4.400	02/01/47	198,716
100,000		Select Income REIT	2.850	02/01/18	100,416
200,000		Select Income REIT	3.600	02/01/20	202,526
200,000		Select Income REIT	4.150	02/01/22	201,604
500,000		Select Income REIT	4.250	05/15/24	495,404
200,000		Select Income REIT	4.500	02/01/25	200,310
300,000		Senior Housing Properties Trust	3.250	05/01/19	302,914
100,000		Senior Housing Properties Trust	6.750	12/15/21	111,524
1,100,000		Simon Property Group LP	2.200	02/01/19	1,106,967
250,000		Simon Property Group LP	2.500	09/01/20	252,243
300,000		Simon Property Group LP	2.500	07/15/21	300,023
1,850,000		Simon Property Group LP	2.350	01/30/22	1,832,976
762,000		Simon Property Group LP	3.375	03/15/22	787,337
200,000		Simon Property Group LP	2.625	06/15/22	200,709
300,000		Simon Property Group LP	3.500	09/01/25	305,132
300,000		Simon Property Group LP	3.300	01/15/26	300,100
200,000		Simon Property Group LP	3.250	11/30/26	198,697
200,000		Simon Property Group LP	3.375	06/15/27	199,061
700,000		Simon Property Group LP	4.250	10/01/44	700,769
300,000		Simon Property Group LP	4.250	11/30/46	299,852
200,000		Sovran Acquisition LP	3.500	07/01/26	191,424
100,000		Tanger Properties LP	3.125	09/01/26	93,723
250,000		Tanger Properties LP	3.875	07/15/27	247,241
200,000		UDR, Inc	3.700	10/01/20	206,014
200,000		UDR, Inc	4.625	01/10/22	213,659
200,000		UDR, Inc	4.000	10/01/25	206,856
200,000		UDR, Inc	3.500	07/01/27	197,333
100,000	g,i	USB Realty Corp	2.305	12/30/49	87,500
175,000		Ventas Realty LP	2.000	02/15/18	175,240
300,000		Ventas Realty LP	4.750	06/01/21	320,894
850,000		Ventas Realty LP	3.250	08/15/22	860,579
200,000		Ventas Realty LP	3.100	01/15/23	200,642
200,000		Ventas Realty LP	3.125	06/15/23	198,786
350,000		Ventas Realty LP	3.750	05/01/24	356,023
120,000		Ventas Realty LP	4.125	01/15/26	123,425
200,000		Ventas Realty LP	3.250	10/15/26	192,235
300,000		Ventas Realty LP	4.375	02/01/45	297,356
200,000		Vornado Realty LP	2.500	06/30/19	201,588
100,000		Vornado Realty LP	5.000	01/15/22	108,463
100,000		Washington REIT	3.950	10/15/22	101,559
100,000		Weingarten Realty Investors	3.375	10/15/22	101,140
100,000		Weingarten Realty Investors	3.500	04/15/23	100,661
700,000		Welltower, Inc	4.000	06/01/25	723,836
600,000		Welltower, Inc	4.250	04/01/26	627,476
500,000		Weyerhaeuser Co	7.375	10/01/19	554,664
200,000		Weyerhaeuser Co	4.625	09/15/23	218,018
400,000		Weyerhaeuser Co	7.375	03/15/32	550,829
200,000		WP Carey, Inc	4.600	04/01/24	208,294
200,000		WP Carey, Inc	4.000	02/01/25	200,240
		TOTAL REAL ESTATE			56,888,179
92

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
RETAILING - 0.6%
$120,000	Advance Auto Parts, Inc	5.750%	05/01/20	$130,092
250,000	Advance Auto Parts, Inc	4.500	12/01/23	265,291
900,000	Amazon.com, Inc	2.600	12/05/19	916,991
300,000	Amazon.com, Inc	3.300	12/05/21	312,182
600,000	Amazon.com, Inc	2.500	11/29/22	604,790
300,000	Amazon.com, Inc	3.800	12/05/24	319,821
300,000	Amazon.com, Inc	4.800	12/05/34	345,724
600,000	Amazon.com, Inc	4.950	12/05/44	708,079
100,000	AutoNation, Inc	3.350	01/15/21	101,802
100,000	AutoNation, Inc	4.500	10/01/25	104,351
100,000	AutoZone, Inc	4.000	11/15/20	104,764
200,000	AutoZone, Inc	3.700	04/15/22	207,389
300,000	AutoZone, Inc	2.875	01/15/23	297,194
150,000	AutoZone, Inc	3.125	07/15/23	150,721
200,000	AutoZone, Inc	3.250	04/15/25	196,514
100,000	AutoZone, Inc	3.125	04/21/26	96,236
300,000	AutoZone, Inc	3.750	06/01/27	300,689
200,000	Bed Bath & Beyond, Inc	3.749	08/01/24	198,474
200,000	Bed Bath & Beyond, Inc	4.915	08/01/34	187,927
250,000	Bed Bath & Beyond, Inc	5.165	08/01/44	220,315
500,000	Best Buy Co, Inc	5.000	08/01/18	516,259
250,000	Costco Wholesale Corp	1.700	12/15/19	249,420
400,000	Costco Wholesale Corp	1.750	02/15/20	399,328
500,000	Costco Wholesale Corp	2.150	05/18/21	500,131
200,000	Costco Wholesale Corp	2.250	02/15/22	200,306
300,000	Costco Wholesale Corp	2.300	05/18/22	299,327
400,000	Costco Wholesale Corp	2.750	05/18/24	399,817
500,000	Costco Wholesale Corp	3.000	05/18/27	498,711
300,000	Dollar General Corp	4.150	11/01/25	316,671
300,000	Dollar General Corp	3.875	04/15/27	307,251
300,000	Enable Midstream Partners LP	2.400	05/15/19	298,835
300,000	Enable Midstream Partners LP	3.900	05/15/24	297,529
200,000	Enable Midstream Partners LP	4.400	03/15/27	200,741
100,000	Enable Midstream Partners LP	5.000	05/15/44	93,811
800,000	Home Depot, Inc	2.000	06/15/19	805,627
300,000	Home Depot, Inc	1.800	06/05/20	300,114
400,000	Home Depot, Inc	3.950	09/15/20	425,121
500,000	Home Depot, Inc	2.000	04/01/21	498,550
350,000	Home Depot, Inc	4.400	04/01/21	377,201
400,000	Home Depot, Inc	2.625	06/01/22	406,001
500,000	Home Depot, Inc	2.700	04/01/23	507,219
300,000	Home Depot, Inc	3.750	02/15/24	318,908
100,000	Home Depot, Inc	3.350	09/15/25	103,849
900,000	Home Depot, Inc	3.000	04/01/26	904,893
1,300,000	Home Depot, Inc	2.125	09/15/26	1,215,447
960,000	Home Depot, Inc	5.875	12/16/36	1,251,942
500,000	Home Depot, Inc	4.200	04/01/43	531,622
300,000	Home Depot, Inc	4.875	02/15/44	348,464
500,000	Home Depot, Inc	4.400	03/15/45	549,138
600,000	Home Depot, Inc	4.250	04/01/46	645,574
600,000	Home Depot, Inc	3.900	06/15/47	609,177
675,000	Home Depot, Inc	3.500	09/15/56	612,680
500,000	JD.com, Inc	3.875	04/29/26	494,386
200,000	Kohl’s Corp	3.250	02/01/23	192,202
200,000	Kohl’s Corp	4.750	12/15/23	205,094
200,000	Kohl’s Corp	4.250	07/17/25	196,719
93

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Kohl’s Corp	5.550%	07/17/45	$183,403
300,000	Lowe’s Cos, Inc	1.150	04/15/19	296,843
200,000	Lowe’s Cos, Inc	3.800	11/15/21	211,922
850,000	Lowe’s Cos, Inc	3.120	04/15/22	878,871
300,000	Lowe’s Cos, Inc	3.875	09/15/23	322,487
400,000	Lowe’s Cos, Inc	3.125	09/15/24	409,124
100,000	Lowe’s Cos, Inc	3.375	09/15/25	103,304
500,000	Lowe’s Cos, Inc	2.500	04/15/26	480,661
750,000	Lowe’s Cos, Inc	3.100	05/03/27	746,659
100,000	Lowe’s Cos, Inc	4.650	04/15/42	110,699
200,000	Lowe’s Cos, Inc	4.250	09/15/44	209,548
200,000	Lowe’s Cos, Inc	4.375	09/15/45	212,086
1,075,000	Lowe’s Cos, Inc	3.700	04/15/46	1,037,753
1,000,000	Lowe’s Cos, Inc	4.050	05/03/47	1,018,535
200,000	Macy’s Retail Holdings, Inc	3.450	01/15/21	199,421
250,000	Macy’s Retail Holdings, Inc	3.875	01/15/22	247,938
125,000	Macy’s Retail Holdings, Inc	2.875	02/15/23	114,593
200,000	Macy’s Retail Holdings, Inc	4.375	09/01/23	196,508
300,000	Macy’s Retail Holdings, Inc	3.625	06/01/24	275,638
400,000	Macy’s Retail Holdings, Inc	6.900	04/01/29	427,063
200,000	Macy’s Retail Holdings, Inc	4.500	12/15/34	165,612
200,000	Macy’s Retail Holdings, Inc	6.375	03/15/37	204,023
30,000	Nordstrom, Inc	4.750	05/01/20	31,242
100,000	Nordstrom, Inc	4.000	10/15/21	102,134
200,000	Nordstrom, Inc	4.000	03/15/27	195,731
531,000	Nordstrom, Inc	5.000	01/15/44	506,559
150,000	O’Reilly Automotive, Inc	4.875	01/14/21	161,305
100,000	O’Reilly Automotive, Inc	3.800	09/01/22	105,124
200,000	O’Reilly Automotive, Inc	3.850	06/15/23	208,860
300,000	Priceline Group, Inc	3.650	03/15/25	307,876
300,000	Priceline Group, Inc	3.600	06/01/26	303,710
200,000	QVC, Inc	3.125	04/01/19	202,223
100,000	QVC, Inc	5.125	07/02/22	105,719
100,000	QVC, Inc	4.375	03/15/23	101,132
500,000	QVC, Inc	4.850	04/01/24	511,004
200,000	QVC, Inc	4.450	02/15/25	197,359
150,000	QVC, Inc	5.950	03/15/43	143,659
150,000	Staples, Inc	4.375	01/12/23	152,006
1,150,000	Target Corp	3.875	07/15/20	1,214,958
900,000	Target Corp	2.900	01/15/22	923,980
500,000	Target Corp	3.500	07/01/24	518,598
800,000	Target Corp	2.500	04/15/26	758,507
850,000	Target Corp	4.000	07/01/42	840,795
225,000	Target Corp	3.625	04/15/46	210,246
300,000	TJX Cos, Inc	2.750	06/15/21	305,891
300,000	TJX Cos, Inc	2.500	05/15/23	297,989
300,000	TJX Cos, Inc	2.250	09/15/26	278,582
300,000	Wal-Mart Stores, Inc	1.950	12/15/18	302,055
1,400,000	Wal-Mart Stores, Inc	3.250	10/25/20	1,457,883
1,950,000	Wal-Mart Stores, Inc	4.250	04/15/21	2,107,445
1,000,000	Wal-Mart Stores, Inc	2.550	04/11/23	1,007,375
800,000	Wal-Mart Stores, Inc	3.300	04/22/24	835,390
69,000	Wal-Mart Stores, Inc	7.550	02/15/30	100,827
1,095,000	Wal-Mart Stores, Inc	5.250	09/01/35	1,336,985
160,000	Wal-Mart Stores, Inc	6.500	08/15/37	225,620
900,000	Wal-Mart Stores, Inc	6.200	04/15/38	1,231,686
94

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$65,000	Wal-Mart Stores, Inc	5.625%	04/01/40	$83,936
345,000	Wal-Mart Stores, Inc	5.000	10/25/40	416,002
2,350,000	Wal-Mart Stores, Inc	4.000	04/11/43	2,474,421
900,000	Wal-Mart Stores, Inc	4.750	10/02/43	1,061,533
650,000	Wal-Mart Stores, Inc	4.300	04/22/44	720,975
	TOTAL RETAILING			51,947,424

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
200,000	Altera Corp	4.100	11/15/23	215,309
100,000	Analog Devices, Inc	2.500	12/05/21	100,080
500,000	Analog Devices, Inc	2.875	06/01/23	499,333
325,000	Analog Devices, Inc	3.125	12/05/23	328,420
175,000	Analog Devices, Inc	3.500	12/05/26	176,381
100,000	Analog Devices, Inc	4.500	12/05/36	103,734
200,000	Analog Devices, Inc	5.300	12/15/45	229,392
300,000	Intel Corp	1.850	05/11/20	300,060
250,000	Intel Corp	2.450	07/29/20	254,202
400,000	Intel Corp	1.700	05/19/21	394,774
300,000	Intel Corp	2.350	05/11/22	300,666
1,250,000	Intel Corp	3.100	07/29/22	1,294,846
1,250,000	Intel Corp	2.700	12/15/22	1,267,579
300,000	Intel Corp	2.875	05/11/24	301,058
1,500,000	Intel Corp	3.700	07/29/25	1,574,897
2,180,000	Intel Corp	2.600	05/19/26	2,108,941
750,000	Intel Corp	3.150	05/11/27	752,645
500,000	Intel Corp	4.000	12/15/32	527,611
500,000	Intel Corp	4.800	10/01/41	573,505
975,000	Intel Corp	4.900	07/29/45	1,134,426
400,000	Intel Corp	4.100	05/19/46	415,192
750,000	Intel Corp	4.100	05/11/47	777,613
200,000	Maxim Integrated Products, Inc	2.500	11/15/18	201,633
200,000	Maxim Integrated Products, Inc	3.375	03/15/23	202,741
150,000	Maxim Integrated Products, Inc	3.450	06/15/27	148,413
225,000	NVIDIA Corp	2.200	09/16/21	222,469
300,000	NVIDIA Corp	3.200	09/16/26	297,490
200,000	Texas Instruments, Inc	1.650	08/03/19	200,147
300,000	Texas Instruments, Inc	1.750	05/01/20	298,755
250,000	Texas Instruments, Inc	2.750	03/12/21	255,186
200,000	Texas Instruments, Inc	2.250	05/01/23	197,427
100,000	Texas Instruments, Inc	2.625	05/15/24	99,596
400,000	Xilinx, Inc	3.000	03/15/21	409,165
150,000	Xilinx, Inc	2.950	06/01/24	150,365
	TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			16,314,051

SOFTWARE & SERVICES - 1.0%
175,000	Activision Blizzard Inc	2.300	09/15/21	173,842
200,000	Activision Blizzard Inc	3.400	09/15/26	200,562
100,000	Activision Blizzard, Inc	2.600	06/15/22	99,690
300,000	Activision Blizzard, Inc	3.400	06/15/27	298,599
300,000	Activision Blizzard, Inc	4.500	06/15/47	298,921
20,000	Adobe Systems, Inc	4.750	02/01/20	21,452
775,000	Adobe Systems, Inc	3.250	02/01/25	792,192
250,000	Autodesk, Inc	4.375	06/15/25	263,756
300,000	Autodesk, Inc	3.500	06/15/27	294,304
500,000	Automatic Data Processing, Inc	2.250	09/15/20	506,373
500,000	Automatic Data Processing, Inc	3.375	09/15/25	519,679
95

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$750,000		Baidu, Inc	2.750%	06/09/19	$755,845
500,000		Baidu, Inc	3.000	06/30/20	506,399
700,000	h	Baidu, Inc	2.875	07/06/22	696,417
200,000		Baidu, Inc	3.500	11/28/22	204,243
300,000		Baidu, Inc	4.125	06/30/25	312,637
300,000	h	Baidu, Inc	3.625	07/06/27	296,318
250,000		CA, Inc	2.875	08/15/18	252,337
300,000		CA, Inc	5.375	12/01/19	314,970
250,000		CA, Inc	3.600	08/15/22	252,776
150,000		CA, Inc	4.700	03/15/27	153,078
200,000		Computer Sciences Corp	4.450	09/15/22	211,687
300,000		Electronic Arts, Inc	3.700	03/01/21	312,170
300,000		Expedia, Inc	7.456	08/15/18	317,164
300,000		Expedia, Inc	4.500	08/15/24	315,730
200,000		Expedia, Inc	5.000	02/15/26	219,011
250,000		Fidelity National Information Services, Inc	2.000	04/15/18	250,348
500,000		Fidelity National Information Services, Inc	2.850	10/15/18	505,912
500,000		Fidelity National Information Services, Inc	2.250	08/15/21	494,570
500,000		Fidelity National Information Services, Inc	4.500	10/15/22	543,224
600,000		Fidelity National Information Services, Inc	3.875	06/05/24	628,514
500,000		Fidelity National Information Services, Inc	5.000	10/15/25	558,391
300,000		Fidelity National Information Services, Inc	3.000	08/15/26	290,525
300,000		Fidelity National Information Services, Inc	4.500	08/15/46	308,185
550,000		Fiserv, Inc	3.500	10/01/22	569,151
500,000		Fiserv, Inc	3.850	06/01/25	519,447
500,000		International Business Machines Corp	1.950	02/12/19	503,070
200,000		International Business Machines Corp	1.875	05/15/19	200,584
1,250,000		International Business Machines Corp	1.800	05/17/19	1,252,974
800,000		International Business Machines Corp	8.375	11/01/19	918,288
300,000		International Business Machines Corp	1.900	01/27/20	300,062
300,000		International Business Machines Corp	1.625	05/15/20	297,450
250,000		International Business Machines Corp	2.250	02/19/21	251,333
500,000		International Business Machines Corp	2.900	11/01/21	511,447
300,000		International Business Machines Corp	2.500	01/27/22	302,825
300,000		International Business Machines Corp	1.875	08/01/22	292,414
500,000		International Business Machines Corp	2.875	11/09/22	509,177
700,000		International Business Machines Corp	3.375	08/01/23	726,738
500,000		International Business Machines Corp	3.625	02/12/24	521,831
400,000		International Business Machines Corp	7.000	10/30/25	511,607
500,000		International Business Machines Corp	3.450	02/19/26	512,345
300,000		International Business Machines Corp	3.300	01/27/27	304,632
19,000		International Business Machines Corp	5.600	11/30/39	23,514
835,000		International Business Machines Corp	4.000	06/20/42	835,083
500,000		International Business Machines Corp	4.700	02/19/46	559,271
200,000		Juniper Networks, Inc	3.125	02/26/19	203,392
175,000		Juniper Networks, Inc	4.600	03/15/21	186,235
200,000		Juniper Networks, Inc	4.500	03/15/24	212,454
250,000		Juniper Networks, Inc	4.350	06/15/25	260,865
500,000		Microsoft Corp	1.300	11/03/18	498,905
400,000		Microsoft Corp	1.625	12/06/18	400,820
925,000		Microsoft Corp	4.200	06/01/19	970,475
1,000,000		Microsoft Corp	1.100	08/08/19	988,190
1,000,000		Microsoft Corp	1.850	02/06/20	1,002,480
300,000		Microsoft Corp	1.850	02/12/20	300,534
540,000		Microsoft Corp	3.000	10/01/20	559,667
500,000		Microsoft Corp	2.000	11/03/20	501,758
96

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$450,000		Microsoft Corp	4.000%	02/08/21	$481,046
850,000		Microsoft Corp	1.550	08/08/21	831,581
1,000,000		Microsoft Corp	2.400	02/06/22	1,009,295
1,300,000		Microsoft Corp	2.375	02/12/22	1,309,400
500,000		Microsoft Corp	2.650	11/03/22	507,058
400,000		Microsoft Corp	2.125	11/15/22	396,565
1,000,000		Microsoft Corp	2.000	08/08/23	974,339
400,000		Microsoft Corp	3.625	12/15/23	423,665
1,000,000		Microsoft Corp	2.875	02/06/24	1,016,012
500,000		Microsoft Corp	2.700	02/12/25	496,676
750,000		Microsoft Corp	3.125	11/03/25	765,325
2,300,000		Microsoft Corp	2.400	08/08/26	2,213,704
1,725,000		Microsoft Corp	3.300	02/06/27	1,773,650
925,000		Microsoft Corp	4.200	11/03/35	1,011,847
2,000,000		Microsoft Corp	3.450	08/08/36	2,003,658
575,000		Microsoft Corp	4.100	02/06/37	620,079
500,000		Microsoft Corp	3.500	11/15/42	492,950
300,000		Microsoft Corp	3.750	05/01/43	299,432
750,000		Microsoft Corp	3.750	02/12/45	746,527
575,000		Microsoft Corp	4.450	11/03/45	640,721
1,000,000		Microsoft Corp	3.700	08/08/46	991,081
1,350,000		Microsoft Corp	4.250	02/06/47	1,463,794
1,750,000		Microsoft Corp	4.000	02/12/55	1,775,141
500,000		Microsoft Corp	4.750	11/03/55	572,079
1,000,000		Microsoft Corp	3.950	08/08/56	1,001,886
1,500,000		Microsoft Corp	4.500	02/06/57	1,650,233
750,000		Oracle Corp	2.375	01/15/19	758,656
750,000		Oracle Corp	2.250	10/08/19	759,275
1,365,000		Oracle Corp	3.875	07/15/20	1,439,693
500,000		Oracle Corp	2.800	07/08/21	511,375
1,000,000		Oracle Corp	1.900	09/15/21	991,107
1,300,000		Oracle Corp	2.500	05/15/22	1,312,191
1,725,000		Oracle Corp	2.500	10/15/22	1,734,089
1,000,000		Oracle Corp	2.400	09/15/23	986,882
750,000		Oracle Corp	3.400	07/08/24	781,067
1,250,000		Oracle Corp	2.950	05/15/25	1,254,745
2,334,000		Oracle Corp	2.650	07/15/26	2,239,860
400,000		Oracle Corp	3.250	05/15/30	401,996
2,322,000		Oracle Corp	4.300	07/08/34	2,522,059
500,000		Oracle Corp	3.900	05/15/35	515,813
1,000,000		Oracle Corp	3.850	07/15/36	1,036,389
470,000		Oracle Corp	6.125	07/08/39	615,836
500,000		Oracle Corp	4.500	07/08/44	545,639
1,500,000		Oracle Corp	4.000	07/15/46	1,517,114
500,000		Oracle Corp	4.375	05/15/55	525,933
250,000		Total System Services, Inc	3.800	04/01/21	260,320
125,000		Total System Services, Inc	3.750	06/01/23	129,682
300,000		Total System Services, Inc	4.800	04/01/26	326,594
100,000		Western Union Co	3.650	08/22/18	101,696
400,000		Western Union Co	5.253	04/01/20	428,092
200,000		Western Union Co	3.600	03/15/22	203,818
415,000		Xerox Corp	2.750	09/01/20	413,950
1,167,000	g	Xerox Corp	4.070	03/17/22	1,196,713
200,000		Xerox Corp	6.750	12/15/39	212,388
		TOTAL SOFTWARE & SERVICES			77,869,555
97

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
$100,000		Alphabet, Inc	3.625%	05/19/21	$105,850
500,000		Alphabet, Inc	3.375	02/25/24	525,681
1,000,000		Alphabet, Inc	1.998	08/15/26	935,733
200,000		Amphenol Corp	2.550	01/30/19	201,846
225,000		Amphenol Corp	2.200	04/01/20	225,576
125,000		Amphenol Corp	3.125	09/15/21	127,894
150,000		Amphenol Corp	4.000	02/01/22	158,900
200,000		Amphenol Corp	3.200	04/01/24	201,987
500,000		Apple, Inc	1.550	02/08/19	499,871
325,000		Apple, Inc	1.700	02/22/19	325,904
1,000,000		Apple, Inc	2.100	05/06/19	1,009,413
1,000,000		Apple, Inc	1.100	08/02/19	989,358
500,000		Apple, Inc	1.900	02/07/20	501,359
200,000		Apple, Inc	1.800	05/11/20	199,962
2,500,000		Apple, Inc	2.250	02/23/21	2,516,355
2,000,000		Apple, Inc	1.550	08/04/21	1,953,754
750,000		Apple, Inc	2.150	02/09/22	745,624
500,000		Apple, Inc	2.500	02/09/22	504,375
500,000		Apple, Inc	2.300	05/11/22	499,027
750,000		Apple, Inc	2.700	05/13/22	762,709
400,000		Apple, Inc	2.850	02/23/23	406,884
750,000		Apple, Inc	3.000	02/09/24	761,185
2,250,000		Apple, Inc	3.450	05/06/24	2,343,368
750,000		Apple, Inc	2.850	05/11/24	753,641
750,000		Apple, Inc	2.500	02/09/25	733,593
750,000		Apple, Inc	3.200	05/13/25	766,051
1,350,000		Apple, Inc	3.250	02/23/26	1,374,307
1,000,000		Apple, Inc	2.450	08/04/26	957,180
750,000		Apple, Inc	3.350	02/09/27	767,942
750,000		Apple, Inc	3.200	05/11/27	757,115
1,000,000		Apple, Inc	3.000	06/20/27	995,090
375,000		Apple, Inc	4.500	02/23/36	421,265
750,000		Apple, Inc	4.450	05/06/44	817,156
1,350,000		Apple, Inc	3.450	02/09/45	1,270,484
800,000		Apple, Inc	4.375	05/13/45	866,190
1,250,000		Apple, Inc	4.650	02/23/46	1,403,174
750,000		Apple, Inc	3.850	08/04/46	750,633
1,000,000		Apple, Inc	4.250	02/09/47	1,062,210
1,000,000	g	Broadcom Corp	2.375	01/15/20	1,001,387
1,500,000	g	Broadcom Corp	3.000	01/15/22	1,513,249
1,100,000	g	Broadcom Corp	3.625	01/15/24	1,125,025
1,750,000	g	Broadcom Corp	3.875	01/15/27	1,797,260
300,000		Cisco Systems, Inc	1.400	02/28/18	300,049
300,000		Cisco Systems, Inc	1.600	02/28/19	299,964
200,000		Cisco Systems, Inc	1.400	09/20/19	198,633
1,900,000		Cisco Systems, Inc	4.450	01/15/20	2,024,019
400,000		Cisco Systems, Inc	2.450	06/15/20	406,405
400,000		Cisco Systems, Inc	2.200	02/28/21	402,126
1,250,000		Cisco Systems, Inc	2.900	03/04/21	1,285,470
300,000		Cisco Systems, Inc	1.850	09/20/21	296,272
400,000		Cisco Systems, Inc	3.000	06/15/22	411,321
500,000		Cisco Systems, Inc	2.600	02/28/23	502,140
300,000		Cisco Systems, Inc	2.200	09/20/23	293,356
1,100,000		Cisco Systems, Inc	3.625	03/04/24	1,163,573
400,000		Cisco Systems, Inc	3.500	06/15/25	416,961
98

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Cisco Systems, Inc	2.950%	02/28/26	$500,178
2,000,000		Cisco Systems, Inc	2.500	09/20/26	1,918,038
600,000		Cisco Systems, Inc	5.900	02/15/39	781,099
2,650,000	g	Diamond Finance Corp	3.480	06/01/19	2,712,050
1,175,000	g	Diamond Finance Corp	4.420	06/15/21	1,238,595
1,000,000	g	Diamond Finance Corp	5.450	06/15/23	1,085,034
1,000,000	g	Diamond Finance Corp	6.020	06/15/26	1,101,609
1,000,000	g	Diamond Finance Corp	8.100	07/15/36	1,258,065
1,000,000	g	Diamond Finance Corp	8.350	07/15/46	1,292,024
300,000		Flextronics International Ltd	4.750	06/15/25	318,682
205,000		Harris Corp	2.700	04/27/20	206,495
300,000		Harris Corp	4.400	12/15/20	317,242
300,000		Harris Corp	4.854	04/27/35	328,834
300,000		Harris Corp	5.054	04/27/45	337,163
750,000		Hewlett Packard Enterprise Co	2.850	10/05/18	756,436
2,375,000		Hewlett Packard Enterprise Co	3.600	10/15/20	2,448,661
750,000		Hewlett Packard Enterprise Co	4.400	10/15/22	795,007
1,000,000		Hewlett Packard Enterprise Co	4.900	10/15/25	1,048,490
750,000		Hewlett Packard Enterprise Co	6.200	10/15/35	811,735
350,000		Hewlett Packard Enterprise Co	6.350	10/15/45	370,343
113,000		Hewlett-Packard Co	3.750	12/01/20	118,262
200,000		Hewlett-Packard Co	4.375	09/15/21	213,141
100,000		Hewlett-Packard Co	4.650	12/09/21	107,915
200,000		Hewlett-Packard Co	4.050	09/15/22	210,428
850,000		Hewlett-Packard Co	6.000	09/15/41	901,376
1,000,000		Jabil Circuit, Inc	4.700	09/15/22	1,062,330
300,000		Koninklijke Philips Electronics NV	5.000	03/15/42	329,659
800,000		Koninklijke Philips NV	3.750	03/15/22	843,246
420,000		L-3 Communications Corp	5.200	10/15/19	448,373
300,000		L-3 Communications Corp	4.950	02/15/21	323,400
52,000		L-3 Communications Corp	3.950	05/28/24	53,472
600,000		L-3 Communications Corp	3.850	12/15/26	618,576
100,000		Motorola Solutions, Inc	3.500	09/01/21	102,840
200,000		Motorola Solutions, Inc	3.750	05/15/22	206,607
250,000		Motorola Solutions, Inc	3.500	03/01/23	251,073
200,000		Motorola Solutions, Inc	4.000	09/01/24	201,085
200,000		Motorola Solutions, Inc	5.500	09/01/44	202,726
200,000		NetApp, Inc	3.375	06/15/21	205,142
200,000		Pitney Bowes, Inc	3.375	10/01/21	198,640
500,000		Pitney Bowes, Inc	4.625	03/15/24	512,649
750,000		QUALCOMM, Inc	1.850	05/20/19	751,740
750,000		QUALCOMM, Inc	2.100	05/20/20	753,399
1,400,000		QUALCOMM, Inc	2.250	05/20/20	1,413,173
500,000		QUALCOMM, Inc	3.000	05/20/22	512,708
750,000		QUALCOMM, Inc	2.600	01/30/23	747,572
750,000		QUALCOMM, Inc	2.900	05/20/24	748,271
500,000		QUALCOMM, Inc	3.450	05/20/25	513,971
1,000,000		QUALCOMM, Inc	3.250	05/20/27	1,002,395
500,000		QUALCOMM, Inc	4.650	05/20/35	545,472
500,000		QUALCOMM, Inc	4.800	05/20/45	549,527
1,000,000		QUALCOMM, Inc	4.300	05/20/47	1,020,877
500,000	g	Seagate HDD Cayman	4.250	03/01/22	508,203
1,250,000		Seagate HDD Cayman	4.750	01/01/25	1,256,076
200,000		Seagate HDD Cayman	4.875	06/01/27	199,752
200,000		Seagate HDD Cayman	5.750	12/01/34	200,480
200,000		Tech Data Corp	3.700	02/15/22	204,061
99

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Tech Data Corp	4.950%	02/15/27	$212,037
200,000	Telefonaktiebolaget LM Ericsson	4.125	05/15/22	203,742
200,000	Tyco Electronics Group S.A.	2.375	12/17/18	201,272
200,000	Tyco Electronics Group S.A.	2.350	08/01/19	201,122
250,000	Tyco Electronics Group S.A.	3.500	02/03/22	258,723
200,000	Tyco Electronics Group S.A.	3.450	08/01/24	204,126
100,000	Tyco Electronics Group S.A.	3.700	02/15/26	103,186
	TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			82,684,461

TELECOMMUNICATION SERVICES - 1.3%
500,000	Alibaba Group Holding Ltd	2.500	11/28/19	503,901
500,000	Alibaba Group Holding Ltd	3.125	11/28/21	509,795
1,250,000	Alibaba Group Holding Ltd	3.600	11/28/24	1,287,090
500,000	Alibaba Group Holding Ltd	4.500	11/28/34	549,579
1,680,000	America Movil SAB de C.V.	5.000	03/30/20	1,804,547
950,000	America Movil SAB de C.V.	3.125	07/16/22	968,136
440,000	America Movil SAB de C.V.	6.125	03/30/40	534,486
1,125,000	America Movil SAB de C.V.	4.375	07/16/42	1,135,644
300,000	AT&T, Inc	2.375	11/27/18	302,083
950,000	AT&T, Inc	5.800	02/15/19	1,007,795
1,000,000	AT&T, Inc	2.300	03/11/19	1,005,966
285,000	AT&T, Inc	5.200	03/15/20	306,221
900,000	AT&T, Inc	2.450	06/30/20	904,432
500,000	AT&T, Inc	4.600	02/15/21	533,225
1,250,000	AT&T, Inc	2.800	02/17/21	1,263,154
1,050,000	AT&T, Inc	5.000	03/01/21	1,135,853
500,000	AT&T, Inc	4.450	05/15/21	532,645
4,300,000	AT&T, Inc	3.000	02/15/22	4,318,688
500,000	AT&T, Inc	3.200	03/01/22	506,046
250,000	AT&T, Inc	3.800	03/15/22	258,730
2,500,000	AT&T, Inc	3.000	06/30/22	2,504,395
1,250,000	AT&T, Inc	3.600	02/17/23	1,279,166
500,000	AT&T, Inc	3.800	03/01/24	512,311
1,000,000	AT&T, Inc	4.450	04/01/24	1,052,777
1,500,000	AT&T, Inc	3.400	05/15/25	1,474,768
1,250,000	AT&T, Inc	4.125	02/17/26	1,281,706
1,300,000	AT&T, Inc	4.250	03/01/27	1,344,050
1,175,000	AT&T, Inc	4.500	05/15/35	1,157,193
500,000	AT&T, Inc	5.250	03/01/37	533,265
145,000	AT&T, Inc	6.000	08/15/40	163,916
92,000	AT&T, Inc	5.350	09/01/40	97,532
100,000	AT&T, Inc	6.375	03/01/41	116,912
550,000	AT&T, Inc	5.150	03/15/42	562,351
2,366,000	AT&T, Inc	4.300	12/15/42	2,200,044
1,250,000	AT&T, Inc	4.800	06/15/44	1,240,442
2,854,000	AT&T, Inc	4.350	06/15/45	2,652,488
1,025,000	AT&T, Inc	4.750	05/15/46	1,006,495
750,000	AT&T, Inc	5.650	02/15/47	826,969
2,100,000	AT&T, Inc	5.450	03/01/47	2,263,710
1,425,000	AT&T, Inc	4.500	03/09/48	1,343,357
955,000	AT&T, Inc	4.550	03/09/49	898,692
500,000	AT&T, Inc	5.700	03/01/57	551,482
1,085,000	British Telecommunications plc	2.350	02/14/19	1,091,036
1,150,000	British Telecommunications plc	9.125	12/15/30	1,748,760
2,850,000	Deutsche Telekom International Finance BV	6.000	07/08/19	3,071,622
1,240,000	Deutsche Telekom International Finance BV	8.750	06/15/30	1,839,232
100

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,200,000		France Telecom S.A.	4.125%	09/14/21	$1,275,673
745,000		France Telecom S.A.	9.000	03/01/31	1,126,994
600,000		France Telecom S.A.	5.375	01/13/42	702,644
250,000		Koninklijke KPN NV	8.375	10/01/30	343,320
500,000		Orange S.A.	1.625	11/03/19	495,663
400,000		Orange S.A.	5.500	02/06/44	478,154
665,000		Qwest Corp	6.750	12/01/21	734,597
125,000		Rogers Communications, Inc	4.500	03/15/43	129,350
600,000		Rogers Communications, Inc	6.800	08/15/18	632,952
200,000		Rogers Communications, Inc	4.100	10/01/23	212,112
300,000		Rogers Communications, Inc	3.625	12/15/25	307,163
200,000		Rogers Communications, Inc	2.900	11/15/26	192,620
300,000		Rogers Communications, Inc	5.450	10/01/43	354,791
600,000		Rogers Communications, Inc	5.000	03/15/44	686,128
2,020,000		Telefonica Emisiones SAU	5.134	04/27/20	2,178,412
1,000,000		Telefonica Emisiones SAU	4.570	04/27/23	1,088,476
1,175,000		Telefonica Emisiones SAU	4.103	03/08/27	1,214,075
300,000		Telefonica Emisiones SAU	7.045	06/20/36	394,501
1,300,000		Telefonica Emisiones SAU	5.213	03/08/47	1,405,758
392,000		Telefonica Europe BV	8.250	09/15/30	549,980
100,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	107,812
200,000		TELUS Corp	2.800	02/16/27	188,521
200,000		TELUS Corp	3.700	09/15/27	202,354
2,500,000		Verizon Communications, Inc	4.500	09/15/20	2,670,388
500,000		Verizon Communications, Inc	3.450	03/15/21	517,624
950,000		Verizon Communications, Inc	3.500	11/01/21	982,295
6,581,000	g	Verizon Communications, Inc	2.946	03/15/22	6,626,001
750,000		Verizon Communications, Inc	3.125	03/16/22	759,808
1,350,000		Verizon Communications, Inc	4.150	03/15/24	1,421,144
2,500,000		Verizon Communications, Inc	3.500	11/01/24	2,525,903
750,000		Verizon Communications, Inc	2.625	08/15/26	691,593
1,750,000		Verizon Communications, Inc	4.125	03/16/27	1,807,554
3,000,000		Verizon Communications, Inc	4.400	11/01/34	2,973,615
3,400,000		Verizon Communications, Inc	4.272	01/15/36	3,285,175
1,150,000		Verizon Communications, Inc	4.750	11/01/41	1,145,272
1,425,000		Verizon Communications, Inc	3.850	11/01/42	1,244,146
750,000		Verizon Communications, Inc	5.500	03/16/47	820,973
1,818,000		Verizon Communications, Inc	4.522	09/15/48	1,723,684
284,000	g	Verizon Communications, Inc	5.012	04/15/49	287,216
2,676,000		Verizon Communications, Inc	5.012	08/21/54	2,637,364
3,654,000		Verizon Communications, Inc	4.672	03/15/55	3,420,831
1,500,000		Vodafone Group plc	5.450	06/10/19	1,596,663
650,000		Vodafone Group plc	4.375	03/16/21	692,894
500,000		Vodafone Group plc	2.500	09/26/22	495,992
800,000		Vodafone Group plc	2.950	02/19/23	804,164
150,000		Vodafone Group plc	6.150	02/27/37	182,017
1,200,000		Vodafone Group plc	4.375	02/19/43	1,186,597
		TOTAL TELECOMMUNICATION SERVICES			107,683,650

TRANSPORTATION - 0.6%
500,000		ABB Finance USA, Inc	2.875	05/08/22	511,310
150,000		ABB Finance USA, Inc	4.375	05/08/42	163,503
400,000		American Airlines, Inc	3.000	10/15/28	392,000
700,000		Boeing Capital Corp	2.900	08/15/18	710,047
500,000		Boeing Co	2.850	10/30/24	505,465
400,000		Boeing Co	2.600	10/30/25	393,929
101

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Boeing Co	2.250%	06/15/26	$190,272
250,000	Boeing Co	2.800	03/01/27	248,394
350,000	Boeing Co	5.875	02/15/40	459,681
300,000	Boeing Co	3.375	06/15/46	288,405
250,000	Boeing Co	3.650	03/01/47	250,810
555,000	Burlington Northern Santa Fe LLC	4.700	10/01/19	590,065
300,000	Burlington Northern Santa Fe LLC	3.050	03/15/22	309,794
150,000	Burlington Northern Santa Fe LLC	3.050	09/01/22	154,784
500,000	Burlington Northern Santa Fe LLC	3.850	09/01/23	535,970
500,000	Burlington Northern Santa Fe LLC	3.750	04/01/24	529,996
150,000	Burlington Northern Santa Fe LLC	3.400	09/01/24	156,167
300,000	Burlington Northern Santa Fe LLC	3.000	04/01/25	303,368
700,000	Burlington Northern Santa Fe LLC	3.650	09/01/25	736,771
150,000	Burlington Northern Santa Fe LLC	3.250	06/15/27	153,457
360,000	Burlington Northern Santa Fe LLC	5.750	05/01/40	455,153
250,000	Burlington Northern Santa Fe LLC	5.050	03/01/41	292,559
200,000	Burlington Northern Santa Fe LLC	4.400	03/15/42	215,706
500,000	Burlington Northern Santa Fe LLC	5.150	09/01/43	599,333
500,000	Burlington Northern Santa Fe LLC	4.900	04/01/44	584,383
300,000	Burlington Northern Santa Fe LLC	4.550	09/01/44	333,007
500,000	Burlington Northern Santa Fe LLC	4.150	04/01/45	523,421
200,000	Burlington Northern Santa Fe LLC	4.700	09/01/45	225,565
750,000	Burlington Northern Santa Fe LLC	3.900	08/01/46	763,912
400,000	Burlington Northern Santa Fe LLC	4.125	06/15/47	421,268
200,000	Canadian National Railway Co	5.550	03/01/19	212,211
100,000	Canadian National Railway Co	2.850	12/15/21	102,176
300,000	Canadian National Railway Co	2.250	11/15/22	295,816
200,000	Canadian National Railway Co	2.950	11/21/24	203,577
200,000	Canadian National Railway Co	6.900	07/15/28	267,867
200,000	Canadian National Railway Co	6.250	08/01/34	264,161
250,000	Canadian National Railway Co	3.500	11/15/42	236,500
100,000	Canadian National Railway Co	4.500	11/07/43	110,166
400,000	Canadian National Railway Co	3.200	08/02/46	365,709
200,000	Canadian Pacific Railway Co	7.250	05/15/19	218,869
1,300,000	Canadian Pacific Railway Co	2.900	02/01/25	1,288,501
200,000	Canadian Pacific Railway Co	7.125	10/15/31	272,894
250,000	Canadian Pacific Railway Co	5.950	05/15/37	314,262
100,000	Canadian Pacific Railway Co	4.800	08/01/45	113,262
200,000	Canadian Pacific Railway Co	6.125	09/15/15	251,320
200,000	Carnival Corp	3.950	10/15/20	211,692
312,330	Continental Airlines, Inc	4.750	01/12/21	330,289
25,046	Continental Airlines, Inc	5.983	04/19/22	27,550
401,563	Continental Airlines, Inc	4.150	04/11/24	421,641
164,463	Continental Airlines, Inc	4.000	10/29/24	173,303
125,000	CSX Corp	3.700	11/01/23	131,397
300,000	CSX Corp	3.400	08/01/24	310,005
200,000	CSX Corp	3.350	11/01/25	204,963
1,200,000	CSX Corp	2.600	11/01/26	1,155,167
500,000	CSX Corp	3.250	06/01/27	504,748
100,000	CSX Corp	6.000	10/01/36	126,252
200,000	CSX Corp	6.150	05/01/37	257,372
400,000	CSX Corp	5.500	04/15/41	482,224
350,000	CSX Corp	4.400	03/01/43	373,308
100,000	CSX Corp	4.100	03/15/44	102,665
175,000	CSX Corp	3.800	11/01/46	170,005
200,000	CSX Corp	3.950	05/01/50	195,319
102

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	CSX Corp	4.500%	08/01/54	$315,004
150,000	CSX Corp	4.250	11/01/66	148,131
117,045	Delta Air Lines	3.625	07/30/27	120,557
241,332	Delta Air Lines, Inc	5.300	04/15/19	253,399
150,000	Delta Air Lines, Inc	2.875	03/13/20	151,951
126,997	Delta Air Lines, Inc	4.750	05/07/20	133,029
200,000	Delta Air Lines, Inc	3.625	03/15/22	205,295
134,000	FedEx Corp	8.000	01/15/19	146,080
100,000	FedEx Corp	2.300	02/01/20	100,764
300,000	FedEx Corp	4.000	01/15/24	319,874
100,000	FedEx Corp	3.200	02/01/25	101,216
300,000	FedEx Corp	3.250	04/01/26	302,606
400,000	FedEx Corp	3.300	03/15/27	400,916
1,000,000	FedEx Corp	4.900	01/15/34	1,114,232
200,000	FedEx Corp	3.900	02/01/35	198,737
200,000	FedEx Corp	3.875	08/01/42	189,290
750,000	FedEx Corp	4.750	11/15/45	811,033
300,000	FedEx Corp	4.550	04/01/46	317,352
200,000	FedEx Corp	4.400	01/15/47	206,010
200,000	FedEx Corp	4.500	02/01/65	194,181
200,000	GATX Corp	2.500	03/15/19	201,597
100,000	GATX Corp	2.600	03/30/20	101,028
500,000	GATX Corp	3.250	09/15/26	482,530
225,000	GATX Corp	5.200	03/15/44	241,182
200,000	JB Hunt Transport Services, Inc	3.300	08/15/22	203,864
100,000	Kansas City Southern	3.000	05/15/23	100,323
100,000	Kansas City Southern	3.125	06/01/26	96,039
100,000	Kansas City Southern	4.300	05/15/43	98,724
175,000	Kansas City Southern	4.950	08/15/45	191,096
100,000	Norfolk Southern Corp	3.250	12/01/21	103,240
250,000	Norfolk Southern Corp	3.000	04/01/22	255,543
1,291,000	Norfolk Southern Corp	2.903	02/15/23	1,305,223
200,000	Norfolk Southern Corp	3.850	01/15/24	211,536
81,000	Norfolk Southern Corp	5.590	05/17/25	92,226
200,000	Norfolk Southern Corp	2.900	06/15/26	196,843
300,000	Norfolk Southern Corp	3.150	06/01/27	298,985
16,000	Norfolk Southern Corp	4.837	10/01/41	17,994
750,000	Norfolk Southern Corp	3.950	10/01/42	744,957
200,000	Norfolk Southern Corp	4.800	08/15/43	225,990
300,000	Norfolk Southern Corp	4.450	06/15/45	322,286
200,000	Norfolk Southern Corp	4.650	01/15/46	221,766
650,000	Northrop Grumman Corp	3.500	03/15/21	678,077
400,000	Northrop Grumman Corp	3.250	08/01/23	413,637
300,000	Northrop Grumman Corp	3.200	02/01/27	302,093
100,000	Northrop Grumman Corp	5.050	11/15/40	115,413
400,000	Northrop Grumman Corp	4.750	06/01/43	451,283
300,000	Northrop Grumman Corp	3.850	04/15/45	297,947
200,000	Ryder System, Inc	2.450	11/15/18	201,261
100,000	Ryder System, Inc	2.550	06/01/19	101,043
200,000	Ryder System, Inc	2.450	09/03/19	201,828
400,000	Ryder System, Inc	2.500	05/11/20	402,145
200,000	Ryder System, Inc	2.250	09/01/21	197,430
200,000	Ryder System, Inc	3.450	11/15/21	206,361
100,000	Southwest Airlines Co	2.750	11/06/19	101,509
400,000	Southwest Airlines Co	2.650	11/05/20	404,729
200,000	Southwest Airlines Co	3.000	11/15/26	193,997
103

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$92,977	Spirit Airlines, Inc	4.100%	04/01/28	$96,696
100,000	Union Pacific Corp	2.250	02/15/19	100,914
450,000	Union Pacific Corp	2.250	06/19/20	452,771
331,000	Union Pacific Corp	4.163	07/15/22	358,123
500,000	Union Pacific Corp	2.950	01/15/23	511,746
277,000	Union Pacific Corp	3.646	02/15/24	292,948
200,000	Union Pacific Corp	3.750	03/15/24	211,449
200,000	Union Pacific Corp	3.250	01/15/25	206,163
200,000	Union Pacific Corp	3.250	08/15/25	205,577
300,000	Union Pacific Corp	2.750	03/01/26	296,288
500,000	Union Pacific Corp	3.000	04/15/27	501,427
100,000	Union Pacific Corp	3.375	02/01/35	99,011
100,000	Union Pacific Corp	4.300	06/15/42	106,427
150,000	Union Pacific Corp	4.250	04/15/43	158,722
200,000	Union Pacific Corp	4.050	11/15/45	207,221
200,000	Union Pacific Corp	3.350	08/15/46	186,730
300,000	Union Pacific Corp	4.000	04/15/47	308,126
770,000	Union Pacific Corp	3.799	10/01/51	755,246
200,000	Union Pacific Corp	3.875	02/01/55	193,379
300,000	Union Pacific Corp	4.375	11/15/65	314,163
186,266	Union Pacific Railroad Co	2.695	05/12/27	182,447
300,000	United Parcel Service, Inc	5.125	04/01/19	317,153
1,105,000	United Parcel Service, Inc	3.125	01/15/21	1,147,409
500,000	United Parcel Service, Inc	2.350	05/16/22	502,323
1,400,000	United Parcel Service, Inc	2.450	10/01/22	1,414,277
125,000	United Parcel Service, Inc	2.400	11/15/26	120,737
35,000	United Parcel Service, Inc	6.200	01/15/38	47,689
450,000	United Parcel Service, Inc	3.625	10/01/42	444,747
400,000	United Parcel Service, Inc	3.400	11/15/46	381,680
	TOTAL TRANSPORTATION			47,526,657

UTILITIES - 2.1%
100,000	AEP Transmission Co LLC	3.100	12/01/26	99,727
600,000	AEP Transmission Co LLC	4.000	12/01/46	620,812
370,000	AGL Capital Corp	5.250	08/15/19	392,208
400,000	AGL Capital Corp	3.250	06/15/26	392,570
275,000	AGL Capital Corp	4.400	06/01/43	279,953
200,000	Alabama Power Co	2.450	03/30/22	200,662
475,000	Alabama Power Co	3.550	12/01/23	496,587
200,000	Alabama Power Co	3.850	12/01/42	200,251
400,000	Alabama Power Co	3.750	03/01/45	395,796
300,000	Alabama Power Co	4.300	01/02/46	318,702
300,000	Ameren Corp	2.700	11/15/20	303,551
600,000	Ameren Illinois Co	2.700	09/01/22	604,735
370,000	Ameren Illinois Co	3.250	03/01/25	378,779
125,000	Ameren Illinois Co	4.150	03/15/46	133,441
500,000	American Water Capital Corp	3.850	03/01/24	530,534
300,000	American Water Capital Corp	3.400	03/01/25	310,254
225,000	American Water Capital Corp	4.300	12/01/42	243,239
150,000	American Water Capital Corp	4.300	09/01/45	161,612
100,000	American Water Capital Corp	4.000	12/01/46	103,853
200,000	Appalachian Power Co	3.300	06/01/27	202,568
140,000	Appalachian Power Co	7.000	04/01/38	194,072
150,000	Arizona Public Service Co	8.750	03/01/19	166,432
350,000	Arizona Public Service Co	4.500	04/01/42	382,790
200,000	Arizona Public Service Co	4.350	11/15/45	216,021
104

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$410,000		Arizona Public Service Co	3.750%	05/15/46	$402,665
100,000		Atmos Energy Corp	8.500	03/15/19	110,725
150,000		Atmos Energy Corp	3.000	06/15/27	149,019
100,000		Atmos Energy Corp	5.500	06/15/41	122,358
125,000		Atmos Energy Corp	4.150	01/15/43	129,591
300,000		Atmos Energy Corp	4.125	10/15/44	316,180
100,000		Baltimore Gas & Electric Co	3.500	11/15/21	104,687
400,000		Baltimore Gas & Electric Co	3.350	07/01/23	411,641
200,000		Baltimore Gas & Electric Co	2.400	08/15/26	189,316
150,000		Baltimore Gas & Electric Co	3.500	08/15/46	143,237
200,000		Berkshire Hathaway Energy Co	2.000	11/15/18	200,451
325,000		Berkshire Hathaway Energy Co	2.400	02/01/20	327,806
200,000		Berkshire Hathaway Energy Co	3.750	11/15/23	210,351
350,000		Berkshire Hathaway Energy Co	3.500	02/01/25	359,106
200,000		Berkshire Hathaway Energy Co	5.150	11/15/43	235,323
500,000		Berkshire Hathaway Energy Co	4.500	02/01/45	542,085
200,000		Black Hills Corp	4.250	11/30/23	211,731
100,000		Black Hills Corp	3.950	01/15/26	103,114
100,000		Black Hills Corp	3.150	01/15/27	96,700
200,000		Black Hills Corp	4.200	09/15/46	195,697
1,350,000	g	Brighthouse Financial, Inc	3.700	06/22/27	1,329,287
350,000	g	Brighthouse Financial, Inc	4.700	06/22/47	344,098
200,000		Brookfield Finance LLC	4.000	04/01/24	205,104
200,000		Brookfield Finance, Inc	4.250	06/02/26	205,435
785,000		Carolina Power & Light Co	5.300	01/15/19	828,468
350,000		Carolina Power & Light Co	3.000	09/15/21	359,258
150,000		Carolina Power & Light Co	2.800	05/15/22	152,976
100,000		Carolina Power & Light Co	4.100	05/15/42	104,597
300,000		Carolina Power & Light Co	4.100	03/15/43	311,925
400,000		CenterPoint Energy Houston Electric LLC	2.250	08/01/22	395,115
200,000		CenterPoint Energy Houston Electric LLC	2.400	09/01/26	190,122
300,000		CenterPoint Energy Houston Electric LLC	3.000	02/01/27	298,476
100,000		CenterPoint Energy Houston Electric LLC	6.950	03/15/33	137,941
100,000		CenterPoint Energy Houston Electric LLC	3.550	08/01/42	97,876
300,000		CenterPoint Energy Houston Electric LLC	4.500	04/01/44	336,256
423,000		CenterPoint Energy Resources Corp	4.500	01/15/21	444,177
200,000		Cleco Corporate Holdings LLC	3.743	05/01/26	200,604
200,000		Cleco Corporate Holdings LLC	4.973	05/01/46	213,180
300,000		CMS Energy Corp	3.450	08/15/27	302,820
300,000		Columbia Pipeline Group, Inc	3.300	06/01/20	307,362
300,000		Columbia Pipeline Group, Inc	4.500	06/01/25	319,374
300,000		Columbia Pipeline Group, Inc	5.800	06/01/45	357,346
775,000		Commonwealth Edison Co	4.000	08/01/20	815,428
250,000		Commonwealth Edison Co	2.550	06/15/26	240,578
387,000		Commonwealth Edison Co	5.900	03/15/36	490,023
200,000		Commonwealth Edison Co	3.800	10/01/42	200,140
300,000		Commonwealth Edison Co	4.600	08/15/43	334,921
300,000		Commonwealth Edison Co	4.700	01/15/44	341,594
100,000		Commonwealth Edison Co	3.700	03/01/45	98,588
250,000		Commonwealth Edison Co	3.650	06/15/46	243,757
200,000		Connecticut Light & Power Co	2.500	01/15/23	199,280
125,000		Connecticut Light & Power Co	3.200	03/15/27	126,740
250,000		Connecticut Light & Power Co	4.150	06/01/45	264,862
60,000		Consolidated Edison Co of New York, Inc	6.650	04/01/19	64,769
1,390,000		Consolidated Edison Co of New York, Inc	4.450	06/15/20	1,485,517
325,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	408,418
105

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Consolidated Edison Co of New York, Inc	4.200%	03/15/42	$210,586
550,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	556,985
600,000		Consolidated Edison Co of New York, Inc	4.450	03/15/44	657,929
150,000		Consolidated Edison Co of New York, Inc	4.500	12/01/45	166,086
400,000		Consolidated Edison Co of New York, Inc	3.850	06/15/46	403,853
400,000		Consolidated Edison Co of New York, Inc	3.875	06/15/47	406,385
200,000		Consolidated Edison Co of New York, Inc	4.625	12/01/54	221,075
200,000		Consolidated Edison Co of New York, Inc	4.300	12/01/56	208,828
200,000		Consolidated Edison, Inc	2.000	03/15/20	199,915
100,000		Consolidated Edison, Inc	2.000	05/15/21	98,432
730,000		Consumers Energy Co	6.125	03/15/19	781,177
150,000		Consumers Energy Co	2.850	05/15/22	153,312
200,000		Consumers Energy Co	3.375	08/15/23	209,153
250,000		Consumers Energy Co	3.950	05/15/43	258,987
100,000		Consumers Energy Co	3.250	08/15/46	91,818
100,000		Consumers Energy Co	3.950	07/15/47	103,505
200,000		Delmarva Power & Light Co	3.500	11/15/23	208,928
200,000		Delmarva Power & Light Co	4.150	05/15/45	211,826
500,000		Dominion Energy, Inc	2.579	07/01/20	502,544
150,000		Dominion Gas Holdings LLC	2.500	12/15/19	151,010
250,000		Dominion Gas Holdings LLC	2.800	11/15/20	253,015
200,000		Dominion Gas Holdings LLC	3.550	11/01/23	205,090
200,000		Dominion Gas Holdings LLC	3.600	12/15/24	204,566
200,000		Dominion Gas Holdings LLC	4.800	11/01/43	211,603
200,000		Dominion Gas Holdings LLC	4.600	12/15/44	209,272
300,000		Dominion Resources, Inc	1.900	06/15/18	300,709
400,000	i	Dominion Resources, Inc (Step Bond)	2.962	07/01/19	405,997
150,000		Dominion Resources, Inc	1.600	08/15/19	148,736
1,700,000		Dominion Resources, Inc	4.450	03/15/21	1,818,082
200,000	i	Dominion Resources, Inc (Step Bond)	4.104	04/01/21	209,898
125,000		Dominion Resources, Inc	2.000	08/15/21	122,586
200,000		Dominion Resources, Inc	3.625	12/01/24	204,920
150,000		Dominion Resources, Inc	2.850	08/15/26	142,999
200,000		Dominion Resources, Inc	5.950	06/15/35	245,702
100,000		Dominion Resources, Inc	4.050	09/15/42	97,490
200,000		Dominion Resources, Inc	4.700	12/01/44	216,765
300,000	i	Dominion Resources, Inc	5.750	10/01/54	321,000
100,000		DTE Electric Co	3.700	06/01/46	98,385
200,000		DTE Energy Co	3.300	06/15/22	205,195
200,000		DTE Energy Co	3.800	03/15/27	204,473
400,000		DTE Energy Electric Company	3.450	10/01/20	414,914
200,000		DTE Energy Electric Company	3.850	12/01/23	208,153
200,000		DTE Energy Electric Company	3.650	03/15/24	210,764
200,000		DTE Energy Electric Company	3.500	06/01/24	203,069
200,000		DTE Energy Electric Company	4.000	04/01/43	208,627
200,000		DTE Energy Electric Company	4.300	07/01/44	216,564
300,000		DTE Energy Electric Company	3.700	03/15/45	296,262
125,000		Duke Energy Carolinas LLC	4.300	06/15/20	133,300
200,000		Duke Energy Carolinas LLC	2.500	03/15/23	200,384
200,000		Duke Energy Carolinas LLC	2.950	12/01/26	199,076
500,000		Duke Energy Carolinas LLC	4.000	09/30/42	516,581
300,000		Duke Energy Carolinas LLC	3.750	06/01/45	298,858
200,000		Duke Energy Carolinas LLC	3.875	03/15/46	204,229
500,000		Duke Energy Corp	2.100	06/15/18	501,940
746,000		Duke Energy Corp	5.050	09/15/19	794,024
250,000		Duke Energy Corp	1.800	09/01/21	244,019
106

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Duke Energy Corp	3.050%	08/15/22	$306,231
300,000		Duke Energy Corp	3.950	10/15/23	316,720
375,000		Duke Energy Corp	2.650	09/01/26	356,188
300,000		Duke Energy Corp	4.800	12/15/45	332,096
1,000,000		Duke Energy Corp	3.750	09/01/46	951,428
1,200,000		Duke Energy Florida LLC	3.200	01/15/27	1,215,484
500,000		Duke Energy Florida LLC	3.400	10/01/46	464,818
300,000		Duke Energy Indiana LLC	3.750	05/15/46	296,764
200,000		Duke Energy Indiana, Inc	4.900	07/15/43	232,098
200,000		Duke Energy Ohio, Inc	3.700	06/15/46	196,357
300,000		Duke Energy Progress LLC	3.250	08/15/25	306,892
300,000		Duke Energy Progress LLC	4.200	08/15/45	319,275
500,000		Duke Energy Progress LLC	3.700	10/15/46	492,183
400,000		Duke Energy Progress, Inc	4.375	03/30/44	435,005
500,000		Duke Energy Progress, Inc	4.150	12/01/44	524,165
400,000		Duke University Health System, Inc	3.920	06/01/47	403,942
200,000		Edison International	2.125	04/15/20	200,206
200,000		Edison International	2.950	03/15/23	201,960
200,000		El Paso Electric Co	5.000	12/01/44	215,783
300,000		Emera US Finance LP	2.150	06/15/19	299,733
300,000		Emera US Finance LP	2.700	06/15/21	300,432
300,000		Emera US Finance LP	3.550	06/15/26	300,724
300,000		Emera US Finance LP	4.750	06/15/46	317,045
50,000		Empresa Nacional de Electricidad S.A.	4.250	04/15/24	51,906
300,000	h	Enbridge, Inc	2.900	07/15/22	299,346
300,000		Enbridge, Inc	4.000	10/01/23	314,940
100,000		Enbridge, Inc	4.250	12/01/26	104,391
100,000	h	Enbridge, Inc	3.700	07/15/27	99,937
300,000		Enbridge, Inc	4.500	06/10/44	293,991
625,000		Enbridge, Inc	5.500	12/01/46	705,325
44,000		Energy Transfer Partners LP	9.700	03/15/19	49,279
1,250,000		Energy Transfer Partners LP	4.150	10/01/20	1,298,155
500,000		Energy Transfer Partners LP	4.650	06/01/21	527,390
200,000		Energy Transfer Partners LP	5.200	02/01/22	215,016
200,000		Energy Transfer Partners LP	3.600	02/01/23	201,267
500,000		Energy Transfer Partners LP	4.900	02/01/24	527,653
400,000		Energy Transfer Partners LP	4.050	03/15/25	401,640
1,000,000		Energy Transfer Partners LP	4.750	01/15/26	1,040,414
250,000		Energy Transfer Partners LP	4.200	04/15/27	249,009
400,000		Energy Transfer Partners LP	4.900	03/15/35	389,360
140,000		Energy Transfer Partners LP	7.500	07/01/38	169,976
450,000		Energy Transfer Partners LP	6.500	02/01/42	503,234
200,000		Energy Transfer Partners LP	5.150	02/01/43	190,050
200,000		Energy Transfer Partners LP	5.950	10/01/43	212,127
400,000		Energy Transfer Partners LP	5.150	03/15/45	389,127
500,000		Energy Transfer Partners LP	6.125	12/15/45	546,602
250,000		Energy Transfer Partners LP	5.300	04/15/47	247,660
125,000		Entergy Arkansas, Inc	3.750	02/15/21	130,712
175,000		Entergy Arkansas, Inc	3.700	06/01/24	183,308
600,000		Entergy Arkansas, Inc	3.500	04/01/26	619,497
200,000		Entergy Corp	5.125	09/15/20	215,519
200,000		Entergy Corp	4.000	07/15/22	211,358
300,000		Entergy Corp	2.950	09/01/26	287,299
200,000		Entergy Louisiana LLC	4.050	09/01/23	214,063
200,000		Entergy Louisiana LLC	2.400	10/01/26	188,537
200,000		Entergy Louisiana LLC	3.120	09/01/27	199,338
107

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Entergy Louisiana LLC	3.250%	04/01/28	$199,722
300,000		Entergy Louisiana LLC	4.950	01/15/45	309,425
200,000		Entergy Mississippi, Inc	2.850	06/01/28	193,238
225,000		Entergy Texas, Inc	7.125	02/01/19	241,971
300,000		EQT Midstream Partners LP	4.000	08/01/24	304,453
200,000		EQT Midstream Partners LP	4.125	12/01/26	201,824
200,000	g	Everett Spinco, Inc	2.875	03/27/20	202,500
200,000	g	Everett Spinco, Inc	4.250	04/15/24	207,212
200,000	g	Everett Spinco, Inc	4.750	04/15/27	208,558
200,000		Eversource Energy	2.750	03/15/22	201,485
325,000		Exelon Corp	2.850	06/15/20	330,153
1,122,000		Exelon Corp	2.450	04/15/21	1,118,815
1,000,000		Exelon Corp	3.497	06/01/22	1,025,526
300,000		Exelon Corp	3.950	06/15/25	310,480
200,000		Exelon Corp	3.400	04/15/26	199,346
500,000		Exelon Corp	4.950	06/15/35	547,963
200,000		Exelon Corp	4.450	04/15/46	207,001
150,000		Exelon Generation Co LLC	3.400	03/15/22	152,665
200,000		Exelon Generation Co LLC	4.250	06/15/22	210,417
371,000		Exelon Generation Co LLC	5.600	06/15/42	372,990
500,000		FirstEnergy Corp	2.850	07/15/22	498,285
750,000		FirstEnergy Corp	3.900	07/15/27	750,151
500,000		FirstEnergy Corp	4.850	07/15/47	506,785
400,000		Florida Power & Light Co	2.750	06/01/23	404,254
500,000		Florida Power & Light Co	3.250	06/01/24	517,210
907,000		Florida Power & Light Co	3.125	12/01/25	925,074
400,000		Florida Power & Light Co	5.250	02/01/41	492,058
100,000		Florida Power & Light Co	4.125	02/01/42	106,063
200,000		Florida Power & Light Co	4.050	06/01/42	210,792
450,000		Florida Power & Light Co	3.800	12/15/42	458,554
400,000		Florida Power & Light Co	4.050	10/01/44	424,821
29,000		Florida Power Corp	5.650	06/15/18	30,110
1,200,000		Florida Power Corp	3.100	08/15/21	1,236,182
165,000		Florida Power Corp	6.400	06/15/38	225,692
300,000		Florida Power Corp	3.850	11/15/42	300,976
175,000		Fortis, Inc	2.100	10/04/21	171,385
275,000		Fortis, Inc	3.055	10/04/26	265,401
100,000		Fortive Corp	1.800	06/15/19	99,287
200,000		Fortive Corp	2.350	06/15/21	198,824
275,000		Fortive Corp	3.150	06/15/26	274,873
250,000		Fortive Corp	4.300	06/15/46	260,587
100,000		Georgia Power Co	3.250	04/01/26	99,759
700,000		Georgia Power Co	3.250	03/30/27	697,942
177,000		Georgia Power Co	5.950	02/01/39	217,988
700,000		Georgia Power Co	4.300	03/15/43	721,624
250,000		Great Plains Energy, Inc	2.500	03/09/20	252,315
200,000		Great Plains Energy, Inc	4.850	06/01/21	213,119
500,000		Great Plains Energy, Inc	3.150	04/01/22	505,230
750,000		Great Plains Energy, Inc	3.900	04/01/27	758,798
750,000		Great Plains Energy, Inc	4.850	04/01/47	772,816
200,000		Gulf Power Co	3.300	05/30/27	200,969
80,000		Indiana Michigan Power Co	7.000	03/15/19	86,330
225,000		Indiana Michigan Power Co	4.550	03/15/46	246,484
100,000		Indiana Michigan Power Co	3.750	07/01/47	97,276
70,000		Integrys Energy Group, Inc	4.170	11/01/20	73,837
100,000		Interstate Power & Light Co	6.250	07/15/39	129,733
108

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Interstate Power & Light Co	3.700%	09/15/46	$96,313
300,000		ITC Holdings Corp	3.650	06/15/24	305,393
100,000		ITC Holdings Corp	3.250	06/30/26	98,379
200,000		Kansas City Power & Light Co	3.650	08/15/25	202,989
100,000		Kansas City Power & Light Co	5.300	10/01/41	117,036
150,000		Kansas City Power & Light Co	4.200	06/15/47	152,990
20,000	g	Kansas Gas & Electric	6.700	06/15/19	21,730
250,000		KeySpan Corp	5.803	04/01/35	296,359
320,000		LG&E and KU Energy LLC	3.750	11/15/20	333,644
225,000		Louisville Gas & Electric Co	3.300	10/01/25	229,626
880,000		Metropolitan Edison Co	7.700	01/15/19	949,744
300,000		MidAmerican Energy Co	3.500	10/15/24	312,835
200,000		MidAmerican Energy Co	4.400	10/15/44	218,525
300,000		MidAmerican Energy Co	2.400	03/15/19	303,139
500,000		MidAmerican Energy Co	3.100	05/01/27	503,828
200,000		MidAmerican Energy Co	4.800	09/15/43	228,830
200,000		MidAmerican Energy Co	4.250	05/01/46	214,633
500,000		MidAmerican Energy Co	3.950	08/01/47	517,343
1,032,000		MidAmerican Energy Holdings Co	5.950	05/15/37	1,306,876
300,000		MidAmerican Energy Holdings Co	6.500	09/15/37	403,274
750,000		Mississippi Power Co	4.250	03/15/42	662,836
1,000,000		MPLX LP	4.875	12/01/24	1,066,252
1,500,000		MPLX LP	4.875	06/01/25	1,590,732
200,000		MPLX LP	5.200	03/01/47	205,116
100,000		National Fuel Gas Co	4.900	12/01/21	106,255
200,000		National Fuel Gas Co	3.750	03/01/23	199,711
300,000		National Fuel Gas Co	5.200	07/15/25	319,534
820,000		Nevada Power Co	6.500	08/01/18	861,942
45,000		Nevada Power Co	7.125	03/15/19	48,957
100,000		NextEra Energy Capital Holdings, Inc	1.649	09/01/18	99,700
125,000		NextEra Energy Capital Holdings, Inc	2.300	04/01/19	125,578
100,000		NextEra Energy Capital Holdings, Inc	2.700	09/15/19	101,279
500,000		NextEra Energy Capital Holdings, Inc	4.500	06/01/21	535,849
750,000		NextEra Energy Capital Holdings, Inc	3.550	05/01/27	761,556
800,000		NiSource Finance Corp	3.490	05/15/27	805,592
100,000		NiSource Finance Corp	5.950	06/15/41	124,155
200,000		NiSource Finance Corp	5.250	02/15/43	230,777
150,000		NiSource Finance Corp	4.800	02/15/44	162,709
815,000		NiSource Finance Corp	5.650	02/01/45	981,262
300,000		Northeast Utilities	2.800	05/01/23	300,775
800,000		Northern States Power Co	2.200	08/15/20	801,982
150,000		Northern States Power Co	2.150	08/15/22	148,272
300,000		Northern States Power Co	2.600	05/15/23	301,061
425,000		Northern States Power Co	5.350	11/01/39	521,117
200,000		Northern States Power Co	3.400	08/15/42	189,948
150,000		Northern States Power Co	4.000	08/15/45	155,811
175,000		Northern States Power Co	3.600	05/15/46	169,846
200,000		NorthWestern Corp	4.176	11/15/44	204,248
200,000		NSTAR Electric Co	2.375	10/15/22	198,806
100,000		NSTAR Electric Co	3.200	05/15/27	100,663
500,000		Oglethorpe Power Corp	5.250	09/01/50	540,732
600,000		Ohio Power Co	5.375	10/01/21	667,936
200,000		Oklahoma Gas & Electric Co	4.150	04/01/47	208,943
400,000		Oncor Electric Delivery Co LLC	2.950	04/01/25	399,368
200,000		Oncor Electric Delivery Co LLC	6.800	09/01/18	211,228
150,000		Oncor Electric Delivery Co LLC	4.100	06/01/22	159,681
109

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$70,000	Oncor Electric Delivery Co LLC	7.250%	01/15/33	$97,801
100,000	Oncor Electric Delivery Co LLC	5.250	09/30/40	120,055
550,000	Oncor Electric Delivery Co LLC	4.550	12/01/41	600,480
150,000	Oncor Electric Delivery Co LLC	5.300	06/01/42	181,262
300,000	Oncor Electric Delivery Co LLC	3.750	04/01/45	293,713
200,000	ONEOK Partners LP	3.200	09/15/18	202,345
400,000	ONEOK Partners LP	3.375	10/01/22	403,615
200,000	ONEOK Partners LP	5.000	09/15/23	216,061
700,000	ONEOK Partners LP	4.900	03/15/25	749,542
130,000	ONEOK Partners LP	6.650	10/01/36	156,613
250,000	ONEOK Partners LP	6.850	10/15/37	305,911
100,000	ONEOK Partners LP	6.125	02/01/41	114,171
355,000	Pacific Gas & Electric Co	8.250	10/15/18	383,603
400,000	Pacific Gas & Electric Co	3.250	06/15/23	412,554
175,000	Pacific Gas & Electric Co	3.850	11/15/23	185,942
200,000	Pacific Gas & Electric Co	3.750	02/15/24	210,655
500,000	Pacific Gas & Electric Co	3.400	08/15/24	515,684
900,000	Pacific Gas & Electric Co	3.500	06/15/25	930,598
1,200,000	Pacific Gas & Electric Co	3.300	03/15/27	1,226,900
420,000	Pacific Gas & Electric Co	6.050	03/01/34	542,503
600,000	Pacific Gas & Electric Co	5.400	01/15/40	741,338
150,000	Pacific Gas & Electric Co	3.750	08/15/42	147,065
400,000	Pacific Gas & Electric Co	4.600	06/15/43	446,220
200,000	Pacific Gas & Electric Co	5.125	11/15/43	237,909
300,000	Pacific Gas & Electric Co	4.750	02/15/44	341,902
300,000	Pacific Gas & Electric Co	4.300	03/15/45	321,800
200,000	Pacific Gas & Electric Co	4.250	03/15/46	213,083
600,000	Pacific Gas & Electric Co	4.000	12/01/46	617,886
250,000	PacifiCorp	2.950	02/01/22	255,641
200,000	PacifiCorp	2.950	06/01/23	203,925
300,000	PacifiCorp	3.600	04/01/24	314,522
850,000	PacifiCorp	6.000	01/15/39	1,105,020
200,000	PECO Energy Co	1.700	09/15/21	195,936
150,000	PECO Energy Co	2.375	09/15/22	149,263
200,000	PECO Energy Co	3.150	10/15/25	202,729
200,000	PECO Energy Co	4.150	10/01/44	208,940
300,000	PG&E Corp	2.400	03/01/19	301,482
200,000	Phillips 66 Partners LP	2.646	02/15/20	200,679
100,000	Phillips 66 Partners LP	3.550	10/01/26	97,141
300,000	Phillips 66 Partners LP	4.680	02/15/45	287,744
100,000	Phillips 66 Partners LP	4.900	10/01/46	98,756
200,000	Physicians Realty LP	4.300	03/15/27	202,707
200,000	Piedmont Natural Gas Co, Inc	4.650	08/01/43	216,310
200,000	Potomac Electric Power Co	3.600	03/15/24	208,981
65,000	Potomac Electric Power Co	7.900	12/15/38	97,779
900,000	Potomac Electric Power Co	4.150	03/15/43	952,419
300,000	PPL Capital Funding, Inc	4.200	06/15/22	317,638
200,000	PPL Capital Funding, Inc	3.500	12/01/22	206,646
400,000	PPL Capital Funding, Inc	3.400	06/01/23	411,028
1,100,000	PPL Capital Funding, Inc	3.950	03/15/24	1,157,606
175,000	PPL Capital Funding, Inc	3.100	05/15/26	171,288
300,000	PPL Electric Utilities Corp	4.750	07/15/43	342,787
200,000	PPL Electric Utilities Corp	4.125	06/15/44	208,788
275,000	PPL Electric Utilities Corp	4.150	10/01/45	292,523
500,000	PPL Electric Utilities Corp	3.950	06/01/47	515,146
300,000	Progress Energy, Inc	3.150	04/01/22	306,224
110

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$900,000	Progress Energy, Inc	7.750%	03/01/31	$1,265,973
500,000	PSEG Power LLC	3.000	06/15/21	507,637
150,000	Public Service Co of Colorado	2.250	09/15/22	148,887
150,000	Public Service Co of Colorado	3.600	09/15/42	146,133
100,000	Public Service Co of Colorado	4.300	03/15/44	108,196
200,000	Public Service Co of Colorado	3.800	06/15/47	201,642
220,000	Public Service Electric & Gas Co	5.300	05/01/18	226,972
200,000	Public Service Electric & Gas Co	2.300	09/15/18	201,607
100,000	Public Service Electric & Gas Co	1.900	03/15/21	99,115
300,000	Public Service Electric & Gas Co	2.250	09/15/26	283,097
200,000	Public Service Electric & Gas Co	3.000	05/15/27	200,426
200,000	Public Service Electric & Gas Co	3.950	05/01/42	207,510
100,000	Public Service Electric & Gas Co	3.650	09/01/42	99,107
200,000	Public Service Electric & Gas Co	3.800	01/01/43	201,702
600,000	Public Service Electric & Gas Co	3.800	03/01/46	611,047
200,000	Public Service Enterprise Group, Inc	1.600	11/15/19	197,813
500,000	Public Service Enterprise Group, Inc	2.000	11/15/21	488,683
585,000	Puget Energy, Inc	3.650	05/15/25	586,116
250,000	Puget Sound Energy, Inc	5.757	10/01/39	315,437
200,000	Puget Sound Energy, Inc	4.300	05/20/45	215,388
200,000	RWJ Barnabas Health, Inc	3.949	07/01/46	197,085
150,000	San Diego Gas & Electric Co	3.000	08/15/21	154,292
400,000	San Diego Gas & Electric Co	3.600	09/01/23	421,520
800,000	San Diego Gas & Electric Co	2.500	05/15/26	771,424
300,000	San Diego Gas & Electric Co	3.750	06/01/47	300,291
300,000	SCANA Corp	4.750	05/15/21	312,350
100,000	SCANA Corp	4.125	02/01/22	100,581
250,000	Scottish Power Ltd	5.810	03/15/25	283,995
100,000	Sempra Energy	1.625	10/07/19	99,091
200,000	Sempra Energy	2.850	11/15/20	202,973
150,000	Sempra Energy	2.875	10/01/22	150,351
500,000	Sempra Energy	4.050	12/01/23	527,269
200,000	Sempra Energy	3.550	06/15/24	204,851
200,000	Sempra Energy	3.750	11/15/25	206,065
300,000	Sempra Energy	3.250	06/15/27	295,663
260,000	Sempra Energy	6.000	10/15/39	329,487
869,000	Sierra Pacific Power Co	2.600	05/01/26	838,917
50,000	South Carolina Electric & Gas Co	5.300	05/15/33	55,451
125,000	South Carolina Electric & Gas Co	5.450	02/01/41	144,068
250,000	South Carolina Electric & Gas Co	4.350	02/01/42	252,168
300,000	South Carolina Electric & Gas Co	4.600	06/15/43	311,659
500,000	South Carolina Electric & Gas Co	4.100	06/15/46	490,447
200,000	South Carolina Electric & Gas Co	4.500	06/01/64	200,717
250,000	Southern California Edison Co	5.500	08/15/18	260,591
280,000	Southern California Edison Co	3.875	06/01/21	296,080
500,000	Southern California Edison Co	2.400	02/01/22	501,570
400,000	Southern California Edison Co	3.500	10/01/23	417,682
185,000	Southern California Edison Co	6.050	03/15/39	244,117
300,000	Southern California Edison Co	4.500	09/01/40	333,091
200,000	Southern California Edison Co	4.050	03/15/42	209,523
500,000	Southern California Edison Co	3.900	03/15/43	509,682
500,000	Southern California Edison Co	4.650	10/01/43	570,908
450,000	Southern California Edison Co	3.600	02/01/45	438,398
500,000	Southern California Edison Co	4.000	04/01/47	523,739
200,000	Southern California Gas Co	3.150	09/15/24	205,582
200,000	Southern California Gas Co	3.200	06/15/25	204,334
111

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Southern California Gas Co	2.600%	06/15/26	$194,372
150,000		Southern California Gas Co	3.750	09/15/42	151,392
400,000		Southern Co	1.850	07/01/19	398,466
300,000		Southern Co	2.750	06/15/20	303,812
400,000		Southern Co	2.350	07/01/21	397,048
400,000		Southern Co	2.950	07/01/23	397,381
1,400,000		Southern Co	3.250	07/01/26	1,369,705
400,000		Southern Co	4.250	07/01/36	407,646
400,000		Southern Co	4.400	07/01/46	407,852
300,000	i	Southern Co	5.500	03/15/57	316,387
200,000		Southern Co Gas Capital Corp	2.450	10/01/23	193,997
100,000		Southern Co Gas Capital Corp	3.950	10/01/46	95,596
200,000		Southern Co Gas Capital Corp	4.400	05/30/47	205,635
550,000		Southern Natural Gas Co	4.400	06/15/21	582,100
300,000		Southern Power Co	1.950	12/15/19	298,896
500,000		Southern Power Co	2.375	06/01/20	501,062
300,000		Southern Power Co	2.500	12/15/21	297,238
200,000		Southern Power Co	4.150	12/01/25	208,879
300,000		Southern Power Co	4.950	12/15/46	310,218
100,000		Southwest Gas Corp	3.800	09/29/46	96,616
500,000		Southwestern Electric Power Co	2.750	10/01/26	479,275
400,000		Southwestern Electric Power Co	6.200	03/15/40	514,518
600,000		Southwestern Public Service Co	4.500	08/15/41	662,218
300,000		Southwestern Public Service Co	3.400	08/15/46	280,762
600,000		Spectra Energy Capital LLC	3.300	03/15/23	602,170
200,000		Spectra Energy Partners LP	2.950	09/25/18	202,254
200,000		Spectra Energy Partners LP	4.750	03/15/24	215,562
400,000		Spectra Energy Partners LP	3.500	03/15/25	395,954
100,000		Spectra Energy Partners LP	3.375	10/15/26	97,757
200,000		Spectra Energy Partners LP	5.950	09/25/43	231,071
300,000		Spectra Energy Partners LP	4.500	03/15/45	296,075
100,000		Tampa Electric Co	4.100	06/15/42	98,877
175,000		Tampa Electric Co	4.350	05/15/44	179,441
300,000		TC PipeLines LP	4.375	03/13/25	312,658
200,000		TC PipeLines LP	3.900	05/25/27	199,583
200,000		TECO Finance, Inc	5.150	03/15/20	212,552
200,000		Tennessee Gas Pipeline Co	7.000	10/15/28	240,052
12,000		Toledo Edison Co	7.250	05/01/20	13,255
300,000		Toledo Edison Co	6.150	05/15/37	372,918
350,000		TransAlta Corp	6.900	05/15/18	363,567
300,000		TransAlta Corp	4.500	11/15/22	302,400
500,000		Transcontinental Gas Pipe Line Co LLC	7.850	02/01/26	643,332
125,000		Transcontinental Gas Pipe Line Co LLC	4.450	08/01/42	123,960
200,000		Tucson Electric Power Co	3.050	03/15/25	194,346
300,000		Union Electric Co	3.500	04/15/24	312,427
200,000		Union Electric Co	2.950	06/15/27	197,961
100,000		Union Electric Co	8.450	03/15/39	160,706
100,000		Union Electric Co	3.900	09/15/42	103,427
100,000		Union Electric Co	3.650	04/15/45	98,724
100,000		United Utilities plc	6.875	08/15/28	120,564
825,000		Virginia Electric & Power Co	3.150	01/15/26	829,685
200,000		Virginia Electric & Power Co	2.950	11/15/26	197,900
1,100,000		Virginia Electric & Power Co	4.000	11/15/46	1,135,915
309,000		Virginia Electric and Power Co	2.750	03/15/23	309,944
500,000		Virginia Electric and Power Co	3.450	02/15/24	515,976
200,000		Virginia Electric and Power Co	3.100	05/15/25	201,225
112

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$350,000		Virginia Electric and Power Co	6.000%	05/15/37	$449,542
160,000		Virginia Electric and Power Co	4.000	01/15/43	163,719
250,000		Virginia Electric and Power Co	4.650	08/15/43	282,342
400,000		Virginia Electric and Power Co	4.450	02/15/44	437,615
200,000		Virginia Electric and Power Co	4.200	05/15/45	210,273
125,000		WEC Energy Group, Inc	1.650	06/15/18	125,075
200,000		WEC Energy Group, Inc	2.450	06/15/20	201,771
100,000		WEC Energy Group, Inc	3.550	06/15/25	103,128
100,000		Westar Energy, Inc	2.550	07/01/26	96,469
500,000		Westar Energy, Inc	4.125	03/01/42	525,293
175,000		Westar Energy, Inc	4.100	04/01/43	181,647
450,000		Western Gas Partners LP	4.000	07/01/22	461,241
200,000		Western Gas Partners LP	3.950	06/01/25	198,716
100,000		Western Gas Partners LP	4.650	07/01/26	102,373
200,000		Western Gas Partners LP	5.450	04/01/44	203,274
830,000		Williams Partners LP	5.250	03/15/20	893,173
600,000		Williams Partners LP	4.000	11/15/21	624,233
750,000		Williams Partners LP	3.600	03/15/22	766,163
200,000		Williams Partners LP	3.350	08/15/22	201,051
300,000		Williams Partners LP	4.500	11/15/23	320,192
300,000		Williams Partners LP	4.300	03/04/24	312,075
500,000		Williams Partners LP	3.900	01/15/25	505,535
750,000		Williams Partners LP	4.000	09/15/25	763,874
500,000		Williams Partners LP	3.750	06/15/27	494,966
300,000		Williams Partners LP	5.800	11/15/43	330,640
300,000		Williams Partners LP	5.400	03/04/44	317,260
1,000,000		Williams Partners LP	4.900	01/15/45	1,002,631
200,000		Wisconsin Electric Power Co	5.625	05/15/33	240,735
200,000		Wisconsin Public Service Corp	4.752	11/01/44	232,397
100,000		Xcel Energy, Inc	4.700	05/15/20	105,855
300,000		Xcel Energy, Inc	2.400	03/15/21	300,733
300,000		Xcel Energy, Inc	2.600	03/15/22	301,603
100,000		Xcel Energy, Inc	3.350	12/01/26	100,935
		TOTAL UTILITIES			170,786,100

		TOTAL CORPORATE BONDS			2,088,150,998
		(Cost $2,036,335,063)

GOVERNMENT BONDS - 71.5%

AGENCY SECURITIES - 2.0%
9,250,000		Federal Farm Credit Bank (FFCB)	0.750	04/18/18	9,213,222
1,145,000		FFCB	3.500	12/20/23	1,232,669
1,000,000		Federal Home Loan Bank (FHLB)	0.750	09/08/17	999,413
2,745,000		FHLB	5.000	11/17/17	2,783,658
2,000,000		FHLB	1.000	12/19/17	1,998,270
10,000,000		FHLB	1.625	06/14/19	10,032,960
16,000,000		FHLB	1.875	03/13/20	16,118,064
9,000,000		FHLB	1.125	07/14/21	8,768,799
24,500,000		Federal Home Loan Mortgage Corp (FHLMC)	0.875	03/07/18	24,436,349
4,500,000		FHLMC	1.250	08/01/19	4,482,220
17,500,000		FHLMC	2.375	01/13/22	17,866,030
8,000,000		Federal National Mortgage Association (FNMA)	1.125	07/20/18	7,983,528
8,000,000		FNMA	1.625	11/27/18	8,027,560
2,550,000		FNMA	0.875	08/02/19	2,519,448
11,000,000	j	FNMA	0.000	10/09/19	10,552,520
113

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000		FNMA	1.750%	11/26/19	$1,508,385
7,000,000		FNMA	1.500	11/30/20	6,956,362
2,310,000	i	FNMA	2.301	09/25/22	2,274,055
6,000,000		FNMA	2.625	09/06/24	6,156,342
5,000,000		FNMA	6.625	11/15/30	7,154,405
1,000,000		FNMA	5.625	07/15/37	1,374,460
815,000		Financing Corp	9.400	02/08/18	855,044
825,000		Financing Corp	9.800	04/06/18	878,013
815,000		Financing Corp	10.350	08/03/18	894,381
500,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	511,631
1,300,000		Hashemite Kingdom of Jordan Government AID Bond	3.000	06/30/25	1,359,553
800,000		Israel Government AID Bond	5.500	09/18/23	952,227
300,000		Israel Government AID Bond	5.500	04/26/24	358,047
375,000		Private Export Funding Corp (PEFCO)	1.450	08/15/19	373,987
550,000		PEFCO	2.250	03/15/20	557,373
200,000		PEFCO	2.300	09/15/20	202,283
400,000		PEFCO	2.050	11/15/22	397,594
200,000		PEFCO	3.250	06/15/25	208,321
250,000		Ukraine Government AID Bonds	1.844	05/16/19	251,852
1,900,000		Hashemite Kingdom of Jordan Government AID Bond	1.945	06/23/19	1,914,875
1,000,000		Iraq Government AID Bond	2.149	01/18/22	999,116
175,000		Tunisia Government AID Bonds	1.416	08/05/21	171,223
500,000		Ukraine Government AID Bonds	1.847	05/29/20	500,247
		TOTAL AGENCY SECURITIES			163,824,486

FOREIGN GOVERNMENT BONDS - 4.0%
500,000		African Development Bank	0.750	11/03/17	499,062
900,000		African Development Bank	1.625	10/02/18	901,821
500,000		African Development Bank	1.000	11/02/18	496,990
500,000		African Development Bank	1.375	02/12/20	496,246
1,800,000		African Development Bank	1.875	03/16/20	1,808,014
500,000		African Development Bank	1.250	07/26/21	486,172
450,000		African Development Bank	2.375	09/23/21	457,186
400,000		Agricultural Bank of China	2.000	05/21/18	399,712
1,400,000		Agricultural Bank of China	2.750	05/21/20	1,402,890
1,500,000		Asian Development Bank	1.125	06/05/18	1,496,607
400,000		Asian Development Bank	0.875	10/05/18	397,284
500,000		Asian Development Bank	1.375	01/15/19	499,252
1,000,000		Asian Development Bank	1.875	04/12/19	1,006,408
500,000		Asian Development Bank	1.750	01/10/20	501,422
500,000		Asian Development Bank	1.500	01/22/20	498,022
3,000,000		Asian Development Bank	1.375	03/23/20	2,979,708
1,000,000		Asian Development Bank	1.625	08/26/20	994,334
500,000		Asian Development Bank	1.625	03/16/21	495,621
4,000,000		Asian Development Bank	1.750	06/08/21	3,979,112
1,000,000		Asian Development Bank	2.125	11/24/21	1,002,150
600,000		Asian Development Bank	1.875	02/18/22	596,425
500,000		Asian Development Bank	2.000	01/22/25	488,024
1,500,000		Asian Development Bank	2.000	04/24/26	1,451,194
1,000,000		Asian Development Bank	2.625	01/12/27	1,016,325
75,000		Asian Development Bank	5.820	06/16/28	93,860
1,000,000		Canada Government International Bond	1.625	02/27/19	1,003,295
300,000		Chile Government International Bond	2.250	10/30/22	296,700
1,209,000		Chile Government International Bond	3.125	01/21/26	1,232,999
48,000		Chile Government International Bond	3.625	10/30/42	47,681
756,000		Chile Government International Bond	3.860	06/21/47	757,890
114

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$450,000	Colombia Government International Bond	7.375%	03/18/19	$490,050
900,000	Colombia Government International Bond	4.375	07/12/21	957,600
600,000	Colombia Government International Bond	2.625	03/15/23	585,000
1,250,000	Colombia Government International Bond	4.000	02/26/24	1,297,500
1,000,000	Colombia Government International Bond	3.875	04/25/27	1,009,000
1,250,000	Colombia Government International Bond	6.125	01/18/41	1,441,250
1,150,000	Colombia Government International Bond	5.625	02/26/44	1,256,950
2,800,000	Colombia Government International Bond	5.000	06/15/45	2,816,800
500,000	Corp Andina de Fomento	1.500	08/08/17	500,005
500,000	Corp Andina de Fomento	2.000	05/10/19	501,418
500,000	Corp Andina de Fomento	2.125	09/27/21	497,090
527,000	Corp Andina de Fomento	4.375	06/15/22	569,856
500,000	Council of Europe Development Bank	1.000	03/07/18	498,735
500,000	Council of Europe Development Bank	1.125	05/31/18	498,669
300,000	Council of Europe Development Bank	1.875	01/27/20	301,263
1,000,000	Council of Europe Development Bank	1.625	03/16/21	988,346
500,000	Council Of Europe Development Bank	1.500	05/17/19	499,451
500,000	European Bank for Reconstruction & Development	1.750	06/14/19	500,053
3,600,000	European Bank for Reconstruction & Development	1.750	11/26/19	3,607,625
1,300,000	European Bank for Reconstruction & Development	1.500	03/16/20	1,292,342
750,000	European Bank for Reconstruction & Development	1.500	11/02/21	730,890
500,000	European Bank for Reconstruction & Development	1.875	02/23/22	496,755
700,000	European Investment Bank	1.000	08/17/17	699,852
750,000	European Investment Bank	1.000	03/15/18	748,177
5,000,000	European Investment Bank	1.000	06/15/18	4,981,430
2,000,000	European Investment Bank	1.125	08/15/18	1,993,174
1,000,000	European Investment Bank	1.875	03/15/19	1,005,621
5,000,000	European Investment Bank	1.250	05/15/19	4,972,180
1,500,000	European Investment Bank	1.375	06/15/20	1,482,634
1,000,000	European Investment Bank	1.625	08/14/20	994,303
1,000,000	European Investment Bank	2.875	09/15/20	1,032,345
500,000	European Investment Bank	1.625	12/15/20	496,350
1,750,000	European Investment Bank	2.000	03/15/21	1,755,161
500,000	European Investment Bank	2.500	04/15/21	510,815
1,000,000	European Investment Bank	1.625	06/15/21	988,288
2,500,000	European Investment Bank	2.125	10/15/21	2,512,100
1,000,000	European Investment Bank	2.375	06/15/22	1,012,769
500,000	European Investment Bank	2.250	08/15/22	502,944
6,750,000	European Investment Bank	3.250	01/29/24	7,128,385
1,500,000	European Investment Bank	2.500	10/15/24	1,518,892
400,000	European Investment Bank	2.375	05/24/27	395,277
1,705,000	European Investment Bank	4.875	02/15/36	2,177,829
1,300,000	Export Development Canada	0.750	12/15/17	1,297,006
500,000	Export Development Canada	1.000	06/15/18	498,282
125,000	Export Development Canada	1.250	12/10/18	124,642
500,000	Export Development Canada	1.250	02/04/19	497,968
500,000	Export Development Canada	1.750	08/19/19	501,718
500,000	Export Development Canada	1.625	01/17/20	499,735
200,000	Export Development Canada	1.625	06/01/20	199,413
500,000	Export Development Canada	1.750	07/21/20	500,573
300,000	Export Development Canada	1.500	05/26/21	295,546
500,000	Export Development Canada	1.375	10/21/21	488,012
500,000	Export Development Canada	2.000	05/17/22	499,367
200,000	Export-Import Bank of Korea	1.750	02/27/18	199,798
400,000	Export-Import Bank of Korea	2.875	09/17/18	403,765
500,000	Export-Import Bank of Korea	1.750	05/26/19	496,649
115

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Export-Import Bank of Korea	1.500%	10/21/19	$295,591
775,000		Export-Import Bank of Korea	5.125	06/29/20	833,513
200,000		Export-Import Bank of Korea	2.125	02/11/21	196,439
250,000		Export-Import Bank of Korea	2.500	05/10/21	249,078
300,000		Export-Import Bank of Korea	1.875	10/21/21	290,327
300,000		Export-Import Bank of Korea	5.000	04/11/22	330,230
500,000		Export-Import Bank of Korea	4.000	01/14/24	528,672
750,000		Export-Import Bank of Korea	2.875	01/21/25	737,683
250,000		Export-Import Bank of Korea	3.250	11/10/25	252,209
500,000		Export-Import Bank of Korea	2.625	05/26/26	480,804
500,000		Export-Import Bank of Korea	3.250	08/12/26	504,512
300,000		Export-Import Bank of Korea	2.375	04/21/27	281,444
100,000		Finland Government International Bond	6.950	02/15/26	128,164
2,750,000		FMS Wertmanagement AoeR	1.000	11/21/17	2,747,660
1,000,000		FMS Wertmanagement AoeR	1.250	07/30/18	998,145
450,000		FMS Wertmanagement AoeR	1.000	08/16/19	444,144
750,000		FMS Wertmanagement AoeR	1.750	01/24/20	750,754
500,000		FMS Wertmanagement AoeR	1.375	06/08/21	489,957
2,250,000		Hungary Government International Bond	4.000	03/25/19	2,323,539
2,500,000		Hungary Government International Bond	5.375	02/21/23	2,781,400
750,000		Hungary Government International Bond	7.625	03/29/41	1,117,512
270,000		Hydro Quebec	9.400	02/01/21	330,545
200,000		Hydro Quebec	8.500	12/01/29	293,614
1,500,000		Inter-American Development Bank	1.000	07/14/17	1,499,884
500,000		Inter-American Development Bank	1.250	01/16/18	499,850
3,000,000		Inter-American Development Bank	1.750	08/24/18	3,010,512
2,000,000		Inter-American Development Bank	1.125	08/28/18	1,992,982
750,000		Inter-American Development Bank	1.500	09/25/18	750,304
500,000		Inter-American Development Bank	1.000	05/13/19	494,698
1,105,000		Inter-American Development Bank	3.875	09/17/19	1,156,363
3,000,000		Inter-American Development Bank	1.750	10/15/19	3,006,102
3,350,000		Inter-American Development Bank	1.375	07/15/20	3,308,571
500,000		Inter-American Development Bank	2.125	01/18/22	502,968
500,000		Inter-American Development Bank	2.125	01/15/25	489,994
1,500,000		Inter-American Development Bank	2.000	06/02/26	1,443,863
1,000,000	h	Inter-American Development Bank	2.375	07/07/27	992,036
1,450,000		Inter-American Development Bank	3.200	08/07/42	1,438,941
300,000		Inter-American Development Bank	4.375	01/24/44	361,314
5,000,000		International Bank for Reconstruction & Development	1.000	06/15/18	4,983,185
1,000,000		International Bank for Reconstruction & Development	1.000	10/05/18	994,450
1,500,000		International Bank for Reconstruction & Development	1.875	03/15/19	1,508,810
5,750,000		International Bank for Reconstruction & Development	1.250	07/26/19	5,716,765
3,500,000		International Bank for Reconstruction & Development	1.875	10/07/19	3,519,719
2,000,000		International Bank for Reconstruction & Development	1.875	04/21/20	2,009,214
1,000,000		International Bank for Reconstruction & Development	1.125	08/10/20	980,744
3,750,000		International Bank for Reconstruction & Development	1.625	03/09/21	3,714,285
5,000,000		International Bank for Reconstruction & Development	1.375	05/24/21	4,895,285
1,500,000		International Bank for Reconstruction & Development	2.000	01/26/22	1,499,868
400,000		International Bank for Reconstruction & Development	7.625	01/19/23	513,305
500,000		International Bank for Reconstruction & Development	2.125	02/13/23	496,522
1,600,000		International Bank for Reconstruction & Development	2.500	11/25/24	1,614,150
1,500,000		International Bank for Reconstruction & Development	2.500	07/29/25	1,503,812
834,000		International Bank for Reconstruction & Development	4.750	02/15/35	1,038,882
500,000		International Finance Corp	1.250	07/16/18	499,253
2,000,000		International Finance Corp	1.750	09/04/18	2,007,404
175,000		International Finance Corp	1.250	11/27/18	174,535
1,000,000		International Finance Corp	1.750	09/16/19	1,004,316
116

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,000,000	International Finance Corp	1.750%	03/30/20	$1,001,314
2,750,000	International Finance Corp	1.625	07/16/20	2,742,663
400,000	Israel Government International Bond	5.125	03/26/19	423,445
705,000	Israel Government International Bond	4.000	06/30/22	755,676
300,000	Israel Government International Bond	3.150	06/30/23	309,302
1,000,000	Israel Government International Bond	2.875	03/16/26	994,374
500,000	Israel Government International Bond	4.500	01/30/43	535,621
1,374,000	Italian Republic	5.375	06/15/33	1,556,906
500,000	Italy Government International Bond	6.875	09/27/23	585,816
1,900,000	Japan Bank for International Cooperation	1.125	07/19/17	1,899,628
1,050,000	Japan Bank for International Cooperation	1.750	07/31/18	1,049,812
1,000,000	Japan Bank for International Cooperation	2.250	02/24/20	1,004,255
300,000	Japan Bank for International Cooperation	2.125	06/01/20	299,999
250,000	Japan Bank for International Cooperation	1.875	04/20/21	245,948
750,000	Japan Bank for International Cooperation	1.500	07/21/21	725,150
500,000	Japan Bank for International Cooperation	2.500	06/01/22	502,192
1,050,000	Japan Bank for International Cooperation	3.375	07/31/23	1,101,921
500,000	Japan Bank for International Cooperation	2.125	02/10/25	481,659
750,000	Japan Bank for International Cooperation	2.750	01/21/26	751,742
400,000	Japan Bank for International Cooperation	2.375	04/20/26	387,778
1,500,000	Japan Bank for International Cooperation	1.875	07/21/26	1,393,443
1,000,000	Japan Bank for International Cooperation	2.875	06/01/27	1,000,475
350,000	Japan International Cooperation Agency	2.125	10/20/26	331,023
1,000,000	KFW	0.875	12/15/17	998,320
2,000,000	KFW	1.000	06/11/18	1,992,956
1,105,000	KFW	4.500	07/16/18	1,139,830
2,000,000	KFW	1.125	08/06/18	1,993,486
300,000	KFW	1.500	02/06/19	300,006
2,000,000	KFW	1.000	07/15/19	1,978,626
500,000	KFW	1.750	10/15/19	501,509
6,925,000	KFW	4.000	01/27/20	7,326,221
5,850,000	KFW	1.875	06/30/20	5,867,041
1,000,000	KFW	2.750	10/01/20	1,029,264
1,500,000	KFW	1.875	11/30/20	1,500,635
1,500,000	KFW	1.500	06/15/21	1,476,477
1,600,000	KFW	2.625	01/25/22	1,644,101
2,750,000	KFW	2.000	10/04/22	2,734,215
2,000,000	KFW	2.500	11/20/24	2,026,928
7,000,000	KFW	2.000	05/02/25	6,836,081
400,000	Korea Development Bank	3.500	08/22/17	400,822
300,000	Korea Development Bank	1.500	01/22/18	299,406
400,000	Korea Development Bank	3.000	03/17/19	405,596
500,000	Korea Development Bank	2.500	03/11/20	501,938
300,000	Korea Development Bank	2.500	01/13/21	298,703
500,000	Korea Development Bank	2.625	02/27/22	497,565
200,000	Korea Development Bank	3.000	09/14/22	202,732
500,000	Korea Development Bank	3.750	01/22/24	521,781
200,000	Korea Development Bank	3.375	09/16/25	204,099
400,000	Korea Development Bank	3.000	01/13/26	396,749
500,000	Korea International Bond	2.750	01/19/27	490,510
3,650,000	Kreditanstalt fuer Wiederaufbau	1.750	03/31/20	3,652,745
1,500,000	Kreditanstalt fuer Wiederaufbau	2.000	11/30/21	1,500,716
1,000,000	Kreditanstalt fuer Wiederaufbau	2.125	03/07/22	1,004,130
1,000,000	Kreditanstalt fuer Wiederaufbau	2.125	06/15/22	1,002,655
500,000	Landwirtschaftliche Rentenbank	1.750	04/15/19	501,883
2,000,000	Landwirtschaftliche Rentenbank	1.375	10/23/19	1,988,434
117

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Landwirtschaftliche Rentenbank	2.000%	01/13/25	$487,352
750,000	Landwirtschaftliche Rentenbank	2.375	06/10/25	749,436
1,000,000	Landwirtschaftliche Rentenbank	1.750	07/27/26	939,844
1,000,000	Mexico Government International Bond	3.500	01/21/21	1,040,500
1,500,000	Mexico Government International Bond	4.125	01/21/26	1,559,250
8,910,000	Mexico Government International Bond	4.150	03/28/27	9,226,305
461,000	Mexico Government International Bond	6.750	09/27/34	588,130
730,000	Mexico Government International Bond	6.050	01/11/40	860,524
1,474,000	Mexico Government International Bond	4.750	03/08/44	1,475,474
1,678,000	Mexico Government International Bond	5.550	01/21/45	1,879,360
505,000	Mexico Government International Bond	4.600	01/23/46	493,158
500,000	Mexico Government International Bond	4.350	01/15/47	469,600
950,000	Mexico Government International Bond	5.750	10/12/10	985,625
2,500,000	Nordic Investment Bank	2.250	09/30/21	2,526,650
2,300,000	North American Development Bank	2.400	10/26/22	2,249,621
250,000	Panama Government International Bond	4.000	09/22/24	262,500
1,000,000	Panama Government International Bond	3.750	03/16/25	1,030,000
300,000	Panama Government International Bond	7.125	01/29/26	381,000
1,000,000	Panama Government International Bond	3.875	03/17/28	1,025,000
692,000	Panama Government International Bond	6.700	01/26/36	890,950
750,000	Panama Government International Bond	4.500	05/15/47	759,375
700,000	Panama Government International Bond	4.300	04/29/53	687,750
520,000	Peruvian Government International Bond	7.125	03/30/19	569,400
925,000	Peruvian Government International Bond	7.350	07/21/25	1,208,050
1,100,000	Peruvian Government International Bond	4.125	08/25/27	1,196,250
1,100,000	Peruvian Government International Bond	6.550	03/14/37	1,445,950
700,000	Peruvian Government International Bond	5.625	11/18/50	848,050
225,000	Philippine Government International Bond	4.200	01/21/24	246,096
4,083,000	Philippine Government International Bond	3.950	01/20/40	4,263,558
300,000	Philippine Government International Bond	3.700	03/01/41	303,637
3,793,000	Philippine Government International Bond	3.700	02/02/42	3,808,749
2,285,000	Poland Government International Bond	6.375	07/15/19	2,484,001
67,000	Poland Government International Bond	5.125	04/21/21	73,784
390,000	Poland Government International Bond	5.000	03/23/22	432,905
990,000	Poland Government International Bond	3.000	03/17/23	1,008,517
1,000,000	Poland Government International Bond	4.000	01/22/24	1,070,784
1,000,000	Poland Government International Bond	3.250	04/06/26	1,015,709
500,000	Province of Alberta Canada	1.900	12/06/19	501,187
200,000	Province of British Columbia Canada	2.650	09/22/21	205,161
1,800,000	Province of British Columbia Canada	2.000	10/23/22	1,783,696
500,000	Province of Manitoba Canada	1.125	06/01/18	498,547
500,000	Province of Manitoba Canada	1.750	05/30/19	500,344
500,000	Province of Manitoba Canada	2.050	11/30/20	501,318
300,000	Province of Manitoba Canada	3.050	05/14/24	309,789
500,000	Province of Manitoba Canada	2.125	06/22/26	474,426
200,000	Province of New Brunswick Canada	2.750	06/15/18	202,290
200,000	Province of Nova Scotia Canada	8.250	07/30/22	247,737
1,000,000	Province of Ontario Canada	2.000	01/30/19	1,005,824
300,000	Province of Ontario Canada	1.250	06/17/19	297,480
1,000,000	Province of Ontario Canada	1.650	09/27/19	997,129
4,530,000	Province of Ontario Canada	4.400	04/14/20	4,830,923
1,000,000	Province of Ontario Canada	2.400	02/08/22	1,007,606
800,000	Province of Ontario Canada	2.450	06/29/22	806,488
1,500,000	Province of Ontario Canada	3.200	05/16/24	1,563,512
1,000,000	Province of Ontario Canada	2.500	04/27/26	982,822
1,120,000	Province of Quebec Canada	3.500	07/29/20	1,172,134
118

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,100,000		Province of Quebec Canada	2.625%	02/13/23	$1,116,625
200,000		Province of Quebec Canada	7.125	02/09/24	249,681
500,000		Province of Quebec Canada	2.875	10/16/24	508,672
2,500,000		Province of Quebec Canada	2.500	04/20/26	2,458,700
500,000		Province of Quebec Canada	2.750	04/12/27	497,854
201,000		Province of Quebec Canada	7.500	09/15/29	286,898
100,000		Province of Saskatchewan Canada	8.500	07/15/22	126,123
700,000		Republic of Korea	7.125	04/16/19	762,020
500,000		Republic of Korea	3.875	09/11/23	533,600
400,000		Republic of Korea	4.125	06/10/44	475,864
200,000		Republic of the Philippines	6.500	01/20/20	222,852
425,000		Svensk Exportkredit AB	1.125	04/05/18	424,119
500,000		Svensk Exportkredit AB	1.250	04/12/19	496,714
500,000		Svensk Exportkredit AB	1.875	06/17/19	502,160
500,000		Svensk Exportkredit AB	1.750	05/18/20	499,197
200,000		Svensk Exportkredit AB	1.875	06/23/20	199,979
500,000		Svensk Exportkredit AB	1.750	08/28/20	498,161
500,000		Svensk Exportkredit AB	1.750	03/10/21	497,006
500,000		Svensk Exportkredit AB	2.375	03/09/22	506,511
200,343		Uruguay Government International Bond	4.500	08/14/24	217,673
1,700,000		Uruguay Government International Bond	4.375	10/27/27	1,806,250
500,000		Uruguay Government International Bond	4.125	11/20/45	460,000
1,313,907		Uruguay Government International Bond	5.100	06/18/50	1,338,543
		TOTAL FOREIGN GOVERNMENT BONDS			325,951,637

MORTGAGE BACKED - 27.9%
31,002	i	Federal Home Loan Mortgage Corp (FHLMC)	3.038	04/01/35	32,616
5,421	i	FHLMC	2.649	10/01/35	5,712
97,006	i	FHLMC	2.923	02/01/36	102,679
35,906	i	FHLMC	3.381	07/01/36	37,879
70,855	i	FHLMC	2.816	09/01/36	74,410
98,897	i	FHLMC	3.139	09/01/36	102,894
86,820	i	FHLMC	3.179	09/01/36	91,902
24,025	i	FHLMC	2.896	01/01/37	25,371
5,282	i	FHLMC	2.904	02/01/37	5,551
11,795	i	FHLMC	3.446	02/01/37	12,464
223,472	i	FHLMC	3.455	03/01/37	236,690
114,214	i	FHLMC	2.987	04/01/37	120,552
134,207	i	FHLMC	3.428	04/01/37	139,689
15,228	i	FHLMC	3.075	05/01/37	15,522
30,035	i	FHLMC	3.812	05/01/37	32,163
121,966	i	FHLMC	2.964	06/01/37	127,982
24,767	i	FHLMC	3.405	06/01/37	26,140
154,204	i	FHLMC	2.884	08/01/37	159,017
100,381	i	FHLMC	2.155	09/01/37	103,448
171,315	i	FHLMC	2.628	09/01/37	177,403
271	i	FHLMC	6.295	09/01/37	277
15,366	i	FHLMC	3.808	02/01/38	16,061
46,312	i	FHLMC	3.506	04/01/38	48,109
116,072	i	FHLMC	3.805	04/01/38	122,832
27,994	i	FHLMC	3.791	06/01/38	29,477
11,806	i	FHLMC	2.875	07/01/38	12,524
35,621		FHLMC	5.000	10/01/39	38,837
15,853	i	FHLMC	3.397	06/01/40	16,686
117,724	i	FHLMC	3.302	07/01/40	121,390
119

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$138,645	i	FHLMC	2.929%	01/01/41	$145,902
20,230	i	FHLMC	3.720	05/01/41	21,082
407,336	i	FHLMC	3.401	08/01/41	430,962
235,432	i	FHLMC	3.000	09/01/41	244,705
59,013	i	FHLMC	3.115	10/01/41	61,852
874		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	12/01/17	896
375		FGLMC	5.500	12/01/17	376
1,712		FGLMC	5.000	03/01/18	1,755
6,109		FGLMC	5.000	04/01/18	6,264
5,816		FGLMC	4.500	06/01/18	5,944
24,648		FGLMC	4.500	09/01/18	25,193
18,604		FGLMC	4.000	11/01/18	19,262
40,437		FGLMC	4.500	01/01/19	41,379
4,275		FGLMC	4.000	05/01/19	4,426
35,120		FGLMC	4.500	05/01/19	36,077
65,601		FGLMC	4.500	06/01/19	67,052
34,483		FGLMC	4.000	10/01/19	35,703
11,244		FGLMC	5.500	11/01/19	11,576
132,859		FGLMC	4.500	12/01/19	135,798
15,801		FGLMC	4.500	01/01/20	16,217
168,937		FGLMC	4.500	02/01/20	172,675
7,426		FGLMC	4.500	02/01/20	7,650
73,481		FGLMC	5.000	05/01/20	75,344
35,409		FGLMC	5.000	05/01/20	36,307
6,821		FGLMC	4.500	07/01/20	6,975
62,004		FGLMC	5.000	07/01/20	63,576
1,739		FGLMC	7.000	10/01/20	1,805
6,771		FGLMC	5.000	12/01/20	6,972
232,634		FGLMC	4.000	05/01/21	240,865
161,226		FGLMC	4.500	06/01/21	165,116
91,745		FGLMC	4.500	06/01/21	94,664
80,896		FGLMC	5.000	07/01/21	84,052
12,624		FGLMC	5.500	07/01/21	13,226
1,623,398		FGLMC	3.000	12/01/21	1,668,151
9,152		FGLMC	5.000	10/01/22	9,688
7,278		FGLMC	6.000	11/01/22	7,734
68,240		FGLMC	5.000	04/01/23	72,932
4,459		FGLMC	4.500	05/01/23	4,721
60,498		FGLMC	5.000	05/01/23	65,718
15,825		FGLMC	5.000	10/01/23	16,906
10,916		FGLMC	5.500	10/01/23	12,029
13,783		FGLMC	5.000	11/01/23	14,972
27,997		FGLMC	5.000	03/01/24	30,412
6,558		FGLMC	4.500	04/01/24	6,960
2,897		FGLMC	4.500	05/01/24	3,073
21,241		FGLMC	4.500	06/01/24	22,569
84,258		FGLMC	4.000	07/01/24	88,294
188,604		FGLMC	4.000	07/01/24	197,929
29,842		FGLMC	5.500	07/01/24	31,783
180,945		FGLMC	4.000	08/01/24	189,800
28,512		FGLMC	4.500	09/01/24	30,238
13,444		FGLMC	4.500	09/01/24	14,253
7,265		FGLMC	4.500	09/01/24	7,719
7,930		FGLMC	5.500	09/01/24	8,741
120

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$224,703	FGLMC	4.000%	10/01/24	$235,805
28,287	FGLMC	4.500	10/01/24	30,284
7,137	FGLMC	4.500	10/01/24	7,585
5,057	FGLMC	4.500	11/01/24	5,376
20,464	FGLMC	4.500	12/01/24	21,765
15,790	FGLMC	4.500	02/01/25	16,792
308,433	FGLMC	4.000	03/01/25	322,693
8,777	FGLMC	4.500	06/01/25	9,288
14,765	FGLMC	4.500	07/01/25	15,608
323,466	FGLMC	3.500	10/01/25	337,092
173,857	FGLMC	4.000	10/01/25	182,401
370,196	FGLMC	3.500	11/01/25	385,790
601,452	FGLMC	3.500	11/01/25	626,787
168,298	FGLMC	3.500	12/01/25	175,387
92,693	FGLMC	3.000	01/01/26	95,248
1,256,337	FGLMC	3.500	01/01/26	1,309,258
103,264	FGLMC	4.000	04/01/26	108,404
212,394	FGLMC	4.000	05/01/26	222,955
53,435	FGLMC	5.500	07/01/26	58,885
690,743	FGLMC	4.000	08/01/26	724,957
4,739	FGLMC	6.000	08/01/26	5,326
211,040	FGLMC	3.000	09/01/26	216,858
567,712	FGLMC	3.000	10/01/26	583,362
779,651	FGLMC	3.500	10/01/26	812,493
23,311	FGLMC	5.000	10/01/26	25,322
6,111	FGLMC	5.500	10/01/26	6,735
3,270,572	FGLMC	3.000	02/01/27	3,360,733
1,920,140	FGLMC	2.500	05/01/27	1,944,050
1,992,158	FGLMC	2.500	11/01/27	2,016,457
81,585	FGLMC	6.000	12/01/27	91,695
1,628,654	FGLMC	2.500	01/01/28	1,648,197
4,128,333	FGLMC	2.500	03/01/28	4,177,644
104,599	FGLMC	5.000	03/01/28	113,634
2,236,183	FGLMC	2.500	05/01/28	2,262,860
10,672	FGLMC	5.500	05/01/28	11,764
5,615,386	FGLMC	2.500	07/01/28	5,682,340
6,143,786	FGLMC	2.500	07/01/28	6,217,082
1,505,364	FGLMC	3.000	10/01/28	1,546,863
87	FGLMC	6.500	10/01/28	96
80,925	FGLMC	5.500	01/01/29	89,181
2,772	FGLMC	6.500	01/01/29	3,066
13,883	FGLMC	4.000	02/01/29	14,673
3,007,206	FGLMC	3.500	03/01/29	3,138,140
802	FGLMC	6.500	03/01/29	898
5,786,479	FGLMC	3.000	07/01/29	5,945,997
12,938	FGLMC	6.500	07/01/29	14,311
22,836	FGLMC	5.000	12/01/29	24,868
14,771,671	FGLMC	2.500	05/01/30	14,860,835
35,567	FGLMC	4.000	08/01/30	37,663
220,807	FGLMC	4.500	01/01/31	236,566
523	FGLMC	8.000	01/01/31	593
257,762	FGLMC	4.000	03/01/31	273,845
31,057	FGLMC	4.000	05/01/31	32,997
232,062	FGLMC	4.500	05/01/31	248,915
107,032	FGLMC	4.000	06/01/31	113,716
298,354	FGLMC	4.000	08/01/31	316,956
121

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,815	FGLMC	4.000%	09/01/31	$319,605
4,479	FGLMC	6.500	09/01/31	5,198
14,552	FGLMC	8.000	09/01/31	16,562
148,296	FGLMC	3.500	11/01/31	154,783
19,234,324	FGLMC	2.500	12/01/31	19,350,426
61,371	FGLMC	7.000	12/01/31	68,934
20,333	FGLMC	6.500	01/01/32	23,006
47,554	FGLMC	6.000	02/01/32	54,194
2,347,834	FGLMC	3.000	03/01/32	2,383,753
20,734	FGLMC	7.000	04/01/32	24,080
17,424	FGLMC	6.500	05/01/32	19,534
1,675,500	FGLMC	3.500	09/01/32	1,750,759
13,480	FGLMC	5.500	11/01/32	15,081
17,405	FGLMC	6.000	02/01/33	19,842
67,796	FGLMC	5.000	03/01/33	74,428
5,921	FGLMC	6.000	03/01/33	6,655
33,858	FGLMC	6.000	03/01/33	38,054
28,533	FGLMC	6.000	03/01/33	32,069
42,290	FGLMC	5.000	04/01/33	46,209
7,715	FGLMC	6.000	04/01/33	8,792
443,322	FGLMC	5.000	06/01/33	486,425
147,598	FGLMC	5.500	06/01/33	165,233
3,010,478	FGLMC	3.500	07/01/33	3,146,197
62,669	FGLMC	4.500	07/01/33	67,547
5,588	FGLMC	5.000	08/01/33	6,112
20,482	FGLMC	6.500	08/01/33	23,431
199,530	FGLMC	5.000	09/01/33	221,138
26,014	FGLMC	5.500	09/01/33	29,029
83,820	FGLMC	5.500	09/01/33	94,555
106,979	FGLMC	5.500	09/01/33	121,981
88,237	FGLMC	5.500	09/01/33	99,264
38,866	FGLMC	4.000	10/01/33	41,021
10,379	FGLMC	5.000	10/01/33	11,334
129,586	FGLMC	5.500	10/01/33	145,807
110,539	FGLMC	5.500	12/01/33	123,709
34,664	FGLMC	5.500	12/01/33	38,778
421,996	FGLMC	7.000	12/01/33	489,084
326,878	FGLMC	5.000	01/01/34	358,821
7,575	FGLMC	5.500	02/01/34	8,485
43,666	FGLMC	5.000	03/01/34	47,755
45,709	FGLMC	5.500	03/01/34	51,228
114,218	FGLMC	5.000	05/01/34	124,955
50,253	FGLMC	4.500	06/01/34	54,026
80,859	FGLMC	5.000	06/01/34	88,455
31,569	FGLMC	5.500	06/01/34	34,967
19,562	FGLMC	6.000	06/01/34	22,302
72,730	FGLMC	6.000	09/01/34	82,422
6,274,261	FGLMC	3.500	10/01/34	6,531,407
10,125	FGLMC	5.000	11/01/34	11,104
394,764	FGLMC	5.500	11/01/34	442,016
304,992	FGLMC	5.000	12/01/34	333,439
25,124	FGLMC	5.500	12/01/34	27,999
61,245	FGLMC	5.500	12/01/34	68,657
33,011	FGLMC	5.500	01/01/35	36,981
2,924	FGLMC	5.500	01/01/35	3,276
5,671	FGLMC	5.500	01/01/35	6,356
138,997	FGLMC	4.500	04/01/35	149,420
122

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$19,431		FGLMC	6.000%	05/01/35	$22,052
164,550		FGLMC	6.000	05/01/35	187,347
139,360		FGLMC	7.000	05/01/35	160,643
18,654		FGLMC	5.500	06/01/35	20,912
28,739		FGLMC	5.500	06/01/35	32,195
528,623		FGLMC	5.000	07/01/35	579,000
7,816		FGLMC	5.000	07/01/35	8,547
36,941		FGLMC	6.000	07/01/35	41,519
714,325		FGLMC	5.000	08/01/35	779,928
15,932		FGLMC	5.500	08/01/35	17,557
92,963		FGLMC	6.000	08/01/35	104,483
10,400		FGLMC	4.500	09/01/35	11,181
64,375		FGLMC	5.000	10/01/35	70,426
106,112		FGLMC	5.000	10/01/35	116,846
21,609		FGLMC	5.000	10/01/35	23,630
366,919		FGLMC	5.500	10/01/35	405,762
78,095		FGLMC	5.000	12/01/35	85,468
11,332		FGLMC	5.000	12/01/35	12,368
44,465		FGLMC	6.000	01/01/36	50,350
9,179		FGLMC	5.000	02/01/36	10,044
22,600		FGLMC	5.000	02/01/36	24,657
11,619		FGLMC	6.000	02/01/36	13,186
145,301		FGLMC	5.500	04/01/36	162,550
22,144		FGLMC	5.500	05/01/36	24,798
690		FGLMC	6.500	05/01/36	763
424,101		FGLMC	6.000	06/01/36	480,709
100,095		FGLMC	5.000	07/01/36	109,547
134,208		FGLMC	6.000	07/01/36	152,079
16,807		FGLMC	6.000	08/01/36	19,058
11,150		FGLMC	6.000	09/01/36	12,532
286,648		FGLMC	5.500	10/01/36	318,273
463,267		FGLMC	5.500	10/01/36	518,049
60,691		FGLMC	6.500	10/01/36	67,193
18,803		FGLMC	5.500	11/01/36	20,974
43,617		FGLMC	6.000	11/01/36	49,325
204,039		FGLMC	6.000	12/01/36	229,982
348,415		FGLMC	5.500	03/01/37	388,515
150,832		FGLMC	6.000	03/01/37	171,178
14,608		FGLMC	6.500	03/01/37	16,321
133,774		FGLMC	5.500	04/01/37	149,020
15,988		FGLMC	5.000	05/01/37	17,487
19,632		FGLMC	5.000	06/01/37	21,488
62,402		FGLMC	5.500	06/01/37	69,337
20,000,000	h	FGLMC	3.000	07/01/37	20,294,382
242,693		FGLMC	6.000	07/01/37	275,004
91,093		FGLMC	6.000	08/01/37	103,875
41,430		FGLMC	6.000	09/01/37	47,036
388,205		FGLMC	5.500	10/01/37	430,325
13,960		FGLMC	6.000	11/01/37	15,841
118,324		FGLMC	6.500	11/01/37	135,079
46,468		FGLMC	6.000	01/01/38	52,495
20,817		FGLMC	6.000	02/01/38	23,459
159,709		FGLMC	6.000	02/01/38	180,478
233,719		FGLMC	5.000	03/01/38	256,177
653,864		FGLMC	5.000	03/01/38	715,689
269,998		FGLMC	5.000	04/01/38	297,300
123

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$26,158	FGLMC	5.000%	04/01/38	$28,910
334,064	FGLMC	5.500	04/01/38	373,696
69,384	FGLMC	5.500	05/01/38	77,225
8,054	FGLMC	5.500	06/01/38	8,969
21,489	FGLMC	6.000	07/01/38	24,265
38,201	FGLMC	5.500	08/01/38	42,825
265,653	FGLMC	5.500	08/01/38	295,934
33,012	FGLMC	5.000	09/01/38	36,184
143,846	FGLMC	5.500	09/01/38	160,091
430,894	FGLMC	5.500	09/01/38	480,001
8,179	FGLMC	5.500	10/01/38	9,098
167,628	FGLMC	6.000	11/01/38	188,685
1,185,076	FGLMC	5.500	01/01/39	1,321,141
969,518	FGLMC	4.500	02/01/39	1,041,179
466,595	FGLMC	5.000	02/01/39	511,249
32,280	FGLMC	5.500	02/01/39	35,825
4,014	FGLMC	4.500	03/01/39	4,308
178,888	FGLMC	5.000	03/01/39	197,145
25,077	FGLMC	6.000	03/01/39	28,249
1,171,709	FGLMC	4.500	04/01/39	1,274,512
34,076	FGLMC	4.500	04/01/39	36,885
326,121	FGLMC	4.000	05/01/39	343,782
4,133,021	FGLMC	4.500	05/01/39	4,478,378
9,020	FGLMC	4.500	05/01/39	9,691
186,533	FGLMC	4.500	05/01/39	200,367
484,067	FGLMC	4.500	05/01/39	519,186
177,845	FGLMC	5.000	05/01/39	194,311
421,105	FGLMC	4.000	06/01/39	444,615
67,493	FGLMC	4.500	06/01/39	72,486
2,034,990	FGLMC	4.500	06/01/39	2,185,756
25,508	FGLMC	5.000	06/01/39	28,143
12,814	FGLMC	5.500	06/01/39	14,263
623,590	FGLMC	4.000	07/01/39	657,492
270,941	FGLMC	4.500	07/01/39	291,111
22,556	FGLMC	4.500	07/01/39	24,239
51,312	FGLMC	4.500	07/01/39	55,131
163,027	FGLMC	5.000	07/01/39	178,942
235,565	FGLMC	5.500	07/01/39	262,644
23,207	FGLMC	4.500	08/01/39	24,985
54,689	FGLMC	5.000	08/01/39	59,957
216,337	FGLMC	4.000	09/01/39	227,660
438,061	FGLMC	5.000	09/01/39	483,297
1,237,997	FGLMC	5.000	09/01/39	1,357,473
7,689	FGLMC	5.500	09/01/39	8,564
494,846	FGLMC	6.500	09/01/39	550,911
98,371	FGLMC	4.500	10/01/39	106,996
73,825	FGLMC	4.500	10/01/39	80,292
181,816	FGLMC	4.500	10/01/39	195,426
32,070	FGLMC	4.000	11/01/39	33,858
124,798	FGLMC	4.500	11/01/39	134,130
11,006	FGLMC	5.000	11/01/39	11,956
45,307	FGLMC	5.000	11/01/39	49,722
236,206	FGLMC	4.500	12/01/39	253,923
417,084	FGLMC	4.500	12/01/39	451,947
121,977	FGLMC	4.500	12/01/39	131,373
109,623	FGLMC	4.500	12/01/39	117,821
124

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$182,274	FGLMC	5.500%	12/01/39	$202,957
240,051	FGLMC	4.500	01/01/40	258,010
22,875	FGLMC	5.000	01/01/40	25,234
37,499	FGLMC	5.500	01/01/40	41,548
75,326	FGLMC	5.500	03/01/40	83,948
1,196,052	FGLMC	4.000	04/01/40	1,262,376
179,545	FGLMC	4.500	04/01/40	192,952
47,213	FGLMC	4.500	04/01/40	51,158
133,646	FGLMC	5.000	04/01/40	146,712
290,834	FGLMC	5.000	04/01/40	319,331
993,303	FGLMC	6.000	04/01/40	1,119,891
3,068,774	FGLMC	4.500	05/01/40	3,298,808
1,710,601	FGLMC	5.000	05/01/40	1,886,027
6,682	FGLMC	4.500	06/01/40	7,175
736,291	FGLMC	5.500	06/01/40	821,290
1,403,869	FGLMC	4.500	07/01/40	1,509,101
27,501	FGLMC	4.500	08/01/40	29,615
718,809	FGLMC	5.000	08/01/40	785,505
317,574	FGLMC	5.000	08/01/40	348,041
76,346	FGLMC	5.000	08/01/40	83,671
3,987,611	FGLMC	5.500	08/01/40	4,438,609
409,218	FGLMC	4.000	09/01/40	431,997
4,470,655	FGLMC	4.000	11/01/40	4,734,954
2,664,630	FGLMC	4.000	12/01/40	2,822,162
580,854	FGLMC	3.500	01/01/41	599,246
774,561	FGLMC	3.500	01/01/41	799,126
445,434	FGLMC	4.000	01/01/41	470,298
462,106	FGLMC	3.500	02/01/41	476,714
643,634	FGLMC	4.000	02/01/41	679,552
1,803,967	FGLMC	4.000	02/01/41	1,904,649
2,630,257	FGLMC	4.000	04/01/41	2,777,080
499,903	FGLMC	4.500	04/01/41	537,359
110,147	FGLMC	5.000	04/01/41	120,116
506,414	FGLMC	4.500	05/01/41	544,376
562,477	FGLMC	4.500	06/01/41	604,641
1,530,840	FGLMC	3.500	10/01/41	1,579,311
1,193,789	FGLMC	5.000	10/01/41	1,304,215
1,876,620	FGLMC	3.500	11/01/41	1,935,756
747,836	FGLMC	4.500	12/01/41	803,560
6,479,884	FGLMC	3.500	01/01/42	6,684,371
1,921,909	FGLMC	3.500	02/01/42	1,982,535
2,336,901	FGLMC	3.500	04/01/42	2,410,096
4,194,939	FGLMC	4.000	05/01/42	4,443,142
13,429,833	FGLMC	4.500	05/01/42	14,432,463
3,010,357	FGLMC	3.500	07/01/42	3,105,387
788,719	FGLMC	3.000	08/01/42	791,328
4,771,329	FGLMC	3.000	10/01/42	4,788,329
3,186,529	FGLMC	3.000	10/01/42	3,197,566
1,366,911	FGLMC	3.500	12/01/42	1,410,065
4,187,936	FGLMC	2.500	01/01/43	4,039,007
9,037,123	FGLMC	3.000	01/01/43	9,070,750
13,728,958	FGLMC	3.000	04/01/43	13,782,152
4,606,726	FGLMC	3.500	05/01/43	4,751,837
5,444,813	FGLMC	3.000	08/01/43	5,456,924
3,594,421	FGLMC	3.000	08/01/43	3,602,406
4,854,707	FGLMC	3.500	08/01/43	5,007,932
125

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,212,953		FGLMC	4.500%	10/01/43	$2,372,286
3,054,294		FGLMC	4.000	11/01/43	3,216,365
5,361,802		FGLMC	3.500	02/01/44	5,530,674
4,472,215		FGLMC	4.000	02/01/44	4,706,288
2,178,025		FGLMC	4.000	04/01/44	2,292,022
2,761,369		FGLMC	4.500	05/01/44	2,956,300
4,928,138		FGLMC	4.000	06/01/44	5,186,074
7,522,702		FGLMC	4.000	08/01/44	7,916,436
5,726,675		FGLMC	3.500	09/01/44	5,893,652
6,989,722		FGLMC	3.500	11/01/44	7,186,524
10,288,012		FGLMC	3.500	12/01/44	10,574,482
6,338,416		FGLMC	3.500	01/01/45	6,514,910
11,112,105		FGLMC	3.000	02/01/45	11,093,537
14,871,539		FGLMC	3.500	03/01/45	15,285,638
9,407,791		FGLMC	4.000	03/01/45	9,900,190
5,210,851		FGLMC	3.000	04/01/45	5,202,144
11,624,469		FGLMC	3.500	04/01/45	11,966,473
11,008,119		FGLMC	4.000	11/01/45	11,584,278
20,126,103		FGLMC	3.500	12/01/45	20,686,515
16,133,267		FGLMC	3.500	03/01/46	16,582,498
8,005,353		FGLMC	4.000	03/01/46	8,424,349
31,072,160		FGLMC	3.000	04/01/46	31,020,241
18,171,644		FGLMC	4.000	09/01/46	19,122,738
14,521,247		FGLMC	3.000	11/01/46	14,496,983
9,734,573		FGLMC	3.000	12/01/46	9,718,307
19,647,734		FGLMC	3.000	02/01/47	19,614,905
9,798,021		FGLMC	3.500	02/01/47	10,070,847
9,701,681		FGLMC	4.000	02/01/47	10,209,461
25,000,000	h	FGLMC	3.500	07/01/47	25,696,125
1,624		Federal National Mortgage Association (FNMA)	5.000	09/01/17	1,663
26		FNMA	6.000	11/01/17	26
6,140		FNMA	5.000	12/01/17	6,287
18,230		FNMA	5.000	12/01/17	18,666
435		FNMA	5.000	12/01/17	445
42,218		FNMA	5.000	01/01/18	43,228
52,426		FNMA	4.500	02/01/18	53,681
11,568		FNMA	4.500	04/01/18	11,844
1,869		FNMA	5.000	04/01/18	1,913
1,377		FNMA	5.500	04/01/18	1,385
18,633		FNMA	5.500	04/01/18	18,782
478		FNMA	5.500	05/01/18	479
34,417		FNMA	4.500	06/01/18	35,240
57,904		FNMA	4.000	08/01/18	59,938
5,495		FNMA	4.000	08/01/18	5,688
12,640		FNMA	4.500	09/01/18	12,942
10,125		FNMA	4.500	10/01/18	10,367
43,671		FNMA	5.000	11/01/18	44,715
442		FNMA	5.000	01/01/19	452
2,050		FNMA	6.000	01/01/19	2,306
3,482		FNMA	4.500	05/01/19	3,565
11,488		FNMA	4.500	06/01/19	11,762
2,291		FNMA	4.500	06/01/19	2,346
5,629		FNMA	5.000	07/01/19	5,764
74,853		FNMA	5.000	10/01/19	76,925
8,525		FNMA	4.500	11/01/19	8,729
8,146		FNMA	4.500	12/01/19	8,341
4,218		FNMA	5.000	03/01/20	4,319
126

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$4,427	FNMA	5.000	04/01/20	$4,551
5,875	FNMA	4.500%	06/01/20	6,015
4,557	FNMA	4.500	09/01/20	4,666
6,273	FNMA	4.500	10/01/20	6,440
7,539	FNMA	4.500	11/01/20	7,739
19,426	FNMA	5.000	12/01/20	20,351
271,736	FNMA	5.500	01/01/21	278,011
5,696	FNMA	5.500	01/01/21	5,723
11,105	FNMA	5.000	03/01/21	11,371
18,013	FNMA	5.500	08/01/21	18,950
4,224	FNMA	6.000	08/01/21	4,441
3,269	FNMA	5.000	10/01/21	3,387
5,162	FNMA	5.000	11/01/21	5,286
3,474	FNMA	5.500	11/01/21	3,618
12,328	FNMA	5.500	10/01/22	13,019
5,708	FNMA	6.000	10/01/22	6,069
3,520	FNMA	5.000	03/01/23	3,703
8,998	FNMA	4.500	04/01/23	9,235
95,185	FNMA	4.500	06/01/23	100,318
8,061	FNMA	5.000	06/01/23	8,519
10,383	FNMA	5.500	06/01/23	11,492
16,724	FNMA	5.000	07/01/23	17,360
94,654	FNMA	5.000	07/01/23	99,880
9,397	FNMA	5.500	08/01/23	10,117
19,266	FNMA	5.000	11/01/23	21,030
5,091	FNMA	5.500	11/01/23	5,314
212,080	FNMA	5.500	01/01/24	223,450
20,255	FNMA	5.500	02/01/24	22,420
91,333	FNMA	4.000	03/01/24	95,727
7,016	FNMA	4.500	04/01/24	7,383
106,585	FNMA	4.000	05/01/24	111,754
327,724	FNMA	4.000	05/01/24	341,882
8,770	FNMA	4.000	06/01/24	9,197
10,895	FNMA	4.500	07/01/24	11,566
10,161	FNMA	5.500	07/01/24	11,247
234	FNMA	8.000	07/01/24	268
61,641	FNMA	4.500	08/01/24	65,014
223,249	FNMA	4.000	09/01/24	234,093
55,795	FNMA	4.000	09/01/24	58,514
22,685	FNMA	4.500	09/01/24	23,876
513,721	FNMA	4.500	10/01/24	542,073
26,808	FNMA	5.000	01/01/25	29,262
44,288	FNMA	4.500	02/01/25	46,719
373,022	FNMA	4.500	03/01/25	392,926
5,076	FNMA	4.500	03/01/25	5,214
110,760	FNMA	5.000	03/01/25	120,899
105,906	FNMA	4.500	04/01/25	110,793
237,854	FNMA	4.500	04/01/25	250,917
1,168,995	FNMA	4.000	05/01/25	1,230,072
397,269	FNMA	4.000	06/01/25	418,031
317,560	FNMA	4.500	06/01/25	335,344
116,148	FNMA	4.000	08/01/25	122,219
51,986	FNMA	5.500	08/01/25	58,047
563,123	FNMA	3.500	09/01/25	586,212
584,615	FNMA	4.000	09/01/25	613,004
799,897	FNMA	3.500	10/01/25	832,693
612,181	FNMA	3.500	10/01/25	637,280
127

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$232,283	FNMA	5.000%	10/01/25	$253,545
453,413	FNMA	4.000	11/01/25	477,180
720,309	FNMA	3.500	12/01/25	749,842
533,666	FNMA	3.500	02/01/26	555,546
3,067,879	FNMA	3.500	02/01/26	3,193,663
155,018	FNMA	4.000	03/01/26	163,159
410,060	FNMA	4.000	06/01/26	430,027
434,663	FNMA	3.500	08/01/26	452,485
327,536	FNMA	3.500	09/01/26	340,965
177,600	FNMA	4.000	09/01/26	186,922
502,319	FNMA	3.500	10/01/26	522,914
10,322	FNMA	6.000	10/01/26	11,608
744,060	FNMA	3.000	11/01/26	765,641
635,300	FNMA	3.000	12/01/26	653,727
1,717,613	FNMA	3.000	01/01/27	1,767,440
2,341,749	FNMA	4.000	01/01/27	2,461,363
1,205,127	FNMA	3.500	02/01/27	1,254,538
2,014,974	FNMA	3.000	04/01/27	2,073,446
1,292,024	FNMA	3.000	04/01/27	1,329,572
776,368	FNMA	3.500	05/01/27	808,390
781,452	FNMA	2.500	06/01/27	790,505
2,287,795	FNMA	3.000	06/01/27	2,354,062
947,117	FNMA	2.500	07/01/27	958,127
1,959,251	FNMA	2.500	09/01/27	1,982,159
27,120	FNMA	5.500	09/01/27	30,018
3,374,064	FNMA	2.500	10/01/27	3,413,529
2,055,196	FNMA	3.000	11/01/27	2,114,831
3,817	FNMA	5.500	01/01/28	4,225
7,786,148	FNMA	2.500	02/01/28	7,876,849
6,074,452	FNMA	2.500	02/01/28	6,143,419
3,327	FNMA	5.000	02/01/28	3,632
6,551,493	FNMA	2.500	04/01/28	6,625,754
4,441,868	FNMA	2.500	04/01/28	4,492,226
17,668	FNMA	5.500	06/01/28	19,556
1,739,495	FNMA	2.500	07/01/28	1,759,203
3,594,998	FNMA	2.500	08/01/28	3,635,719
4,892,968	FNMA	3.000	10/01/28	5,024,645
2,789	FNMA	5.500	11/01/28	3,087
15	FNMA	7.500	01/01/29	17
5,800,720	FNMA	3.000	03/01/29	5,956,827
27,761	FNMA	4.000	03/01/29	29,373
88,089	FNMA	4.500	04/01/29	94,672
355	FNMA	6.500	04/01/29	393
67,730	FNMA	4.000	05/01/29	71,664
33,982	FNMA	4.500	06/01/29	36,516
11,831	FNMA	4.000	07/01/29	12,519
225,111	FNMA	4.500	08/01/29	241,934
43,431	FNMA	4.500	09/01/29	46,675
33,106	FNMA	4.500	11/01/29	35,846
11,924	FNMA	4.500	01/01/30	12,817
3,429,695	FNMA	2.500	02/01/30	3,459,055
31,509	FNMA	4.000	03/01/30	33,346
13,014	FNMA	4.500	05/01/30	13,989
18,777	FNMA	4.500	06/01/30	20,183
7,607,299	FNMA	3.000	07/01/30	7,812,023
170,626	FNMA	4.500	08/01/30	183,445
128

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$35,277	FNMA	4.000%	09/01/30	$37,335
209,829	FNMA	4.000	10/01/30	222,435
2,024,472	FNMA	4.000	11/01/30	2,146,277
337,900	FNMA	4.000	11/01/30	358,300
77,962	FNMA	4.500	12/01/30	83,805
7,772,739	FNMA	3.000	02/01/31	7,981,915
109,451	FNMA	3.500	02/01/31	113,299
121,508	FNMA	4.000	02/01/31	128,827
941	FNMA	7.500	03/01/31	1,103
8,365,133	FNMA	2.500	04/01/31	8,412,750
320,652	FNMA	3.500	04/01/31	331,926
37,407	FNMA	4.000	04/01/31	39,659
7,277,840	FNMA	3.000	05/01/31	7,473,698
3,712	FNMA	6.000	05/01/31	4,215
366	FNMA	7.500	05/01/31	369
8,748,902	FNMA	2.500	06/01/31	8,798,704
1,245,756	FNMA	4.500	07/01/31	1,356,152
195,393	FNMA	4.500	07/01/31	210,069
1,125,501	FNMA	4.000	08/01/31	1,195,628
11,355,288	FNMA	2.500	09/01/31	11,419,926
6,265,142	FNMA	3.000	09/01/31	6,433,747
78,859	FNMA	4.000	09/01/31	83,781
362	FNMA	6.500	09/01/31	400
35,675	FNMA	6.000	11/01/31	40,589
4,614	FNMA	6.500	11/01/31	5,317
11,384,042	FNMA	2.500	12/01/31	11,448,843
2,070,015	FNMA	3.500	01/01/32	2,161,307
11,451	FNMA	6.000	01/01/32	12,877
12,519	FNMA	6.000	01/01/32	14,243
876,975	FNMA	3.500	02/01/32	915,661
11,166	FNMA	6.000	02/01/32	12,712
9,679,722	FNMA	3.000	03/01/32	9,940,218
37,941	FNMA	6.500	04/01/32	43,800
34,913,718	FNMA	3.000	06/01/32	35,853,301
73,782	FNMA	6.500	07/01/32	85,097
9,847	FNMA	6.500	08/01/32	11,121
914,205	FNMA	3.000	09/01/32	935,647
25,162	FNMA	7.500	09/01/32	28,298
2,718,830	FNMA	3.000	10/01/32	2,782,610
47,001	FNMA	5.500	10/01/32	52,497
39,837	FNMA	6.000	10/01/32	44,800
16,226	FNMA	6.000	11/01/32	18,465
22,342	FNMA	5.500	12/01/32	25,013
1,941	FNMA	5.500	12/01/32	2,157
36,793	FNMA	6.000	12/01/32	41,837
172,271	FNMA	5.500	01/01/33	192,314
359,679	FNMA	6.000	01/01/33	408,032
170,545	FNMA	5.000	02/01/33	187,106
11,215	FNMA	5.000	02/01/33	12,315
1,855,823	FNMA	3.000	04/01/33	1,899,385
2,422,504	FNMA	3.500	04/01/33	2,528,660
8,654	FNMA	6.000	04/01/33	9,863
1,155,526	FNMA	5.500	05/01/33	1,293,186
66,348	FNMA	5.000	06/01/33	72,780
147,182	FNMA	5.500	06/01/33	164,788
20,248	FNMA	4.500	07/01/33	21,794
129

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$65,271		FNMA	5.000%	07/01/33	$71,589
9,552		FNMA	4.500	08/01/33	10,242
143,841		FNMA	4.500	08/01/33	154,821
24,512		FNMA	5.000	08/01/33	26,844
58,385		FNMA	5.500	09/01/33	64,624
236,320		FNMA	5.500	09/01/33	265,174
13,416		FNMA	6.000	09/01/33	15,088
186,445		FNMA	4.500	10/01/33	200,875
31,724		FNMA	5.000	10/01/33	34,803
31,918		FNMA	5.000	10/01/33	34,956
681,450		FNMA	5.500	10/01/33	776,890
235,600		FNMA	5.500	10/01/33	264,281
13,103		FNMA	4.500	11/01/33	14,093
35,436		FNMA	5.000	11/01/33	38,877
2,435,315		FNMA	5.000	11/01/33	2,671,236
288,053		FNMA	5.000	12/01/33	315,920
358,042		FNMA	5.500	12/01/33	403,226
3,522,899		FNMA	3.000	01/01/34	3,605,595
109,163		FNMA	5.000	02/01/34	119,726
446,126		FNMA	6.000	02/01/34	509,772
11,394		FNMA	5.000	03/01/34	12,498
27,220		FNMA	5.000	03/01/34	29,779
32,930		FNMA	5.000	03/01/34	36,119
9,416		FNMA	5.000	03/01/34	10,328
14,998		FNMA	5.000	03/01/34	16,452
648,818		FNMA	5.000	03/01/34	711,672
92,907		FNMA	5.000	04/01/34	101,948
97,554		FNMA	5.500	04/01/34	109,294
59,967		FNMA	4.500	05/01/34	64,553
26,937		FNMA	4.500	05/01/34	29,013
35,558		FNMA	5.500	07/01/34	39,842
22,091		FNMA	5.500	07/01/34	24,739
34,832		FNMA	7.000	07/01/34	40,549
30,725		FNMA	5.000	08/01/34	33,720
270,254		FNMA	5.000	08/01/34	295,810
26,350		FNMA	6.000	08/01/34	30,136
150,295		FNMA	6.000	08/01/34	171,895
15,739		FNMA	4.500	09/01/34	16,961
547,190		FNMA	5.500	09/01/34	612,464
5,400		FNMA	5.500	11/01/34	6,052
10,445		FNMA	6.000	11/01/34	11,747
8,433		FNMA	5.000	12/01/34	9,254
5,135		FNMA	5.500	12/01/34	5,751
15,588		FNMA	6.000	12/01/34	17,707
758,504		FNMA	4.500	01/01/35	816,894
48,350		FNMA	5.500	01/01/35	54,010
69,940		FNMA	5.500	02/01/35	78,315
1,689,707		FNMA	5.500	02/01/35	1,892,594
467,795		FNMA	5.500	04/01/35	525,325
63,552		FNMA	6.000	04/01/35	72,605
67,725		FNMA	6.000	04/01/35	77,263
112,977		FNMA	6.000	05/01/35	128,760
28,089		FNMA	5.000	06/01/35	30,834
2,949	i	FNMA	2.978	07/01/35	3,110
80,359		FNMA	5.000	07/01/35	88,717
8,014,626		FNMA	3.000	08/01/35	8,150,846
130

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$167,707		FNMA	4.500%	08/01/35	$180,703
111,838		FNMA	5.000	08/01/35	122,718
199,435		FNMA	5.000	08/01/35	217,914
8,740		FNMA	4.500	09/01/35	9,417
6,725		FNMA	4.500	09/01/35	7,240
19,668		FNMA	5.500	09/01/35	22,036
115,098		FNMA	5.000	10/01/35	126,347
272,305		FNMA	5.500	10/01/35	304,376
3,483		FNMA	5.000	11/01/35	3,595
295,365		FNMA	5.500	11/01/35	330,646
3,364		FNMA	4.500	12/01/35	3,607
52,008		FNMA	5.500	12/01/35	57,566
101,727		FNMA	6.000	12/01/35	114,400
88,344	i	FNMA	3.266	02/01/36	92,353
609,331		FNMA	5.000	02/01/36	668,897
74,322		FNMA	6.500	02/01/36	82,253
291,441		FNMA	6.000	03/01/36	332,767
4,417,304		FNMA	3.500	05/01/36	4,586,702
5,539		FNMA	5.000	05/01/36	6,064
456,715		FNMA	6.000	06/01/36	517,000
99,471	i	FNMA	2.852	07/01/36	105,055
23,015		FNMA	6.000	07/01/36	26,240
128,567		FNMA	6.500	07/01/36	147,379
420,486		FNMA	5.500	08/01/36	469,660
251,783		FNMA	6.500	08/01/36	289,294
4,793,240		FNMA	3.000	09/01/36	4,874,815
19,044		FNMA	5.500	09/01/36	21,337
8,746		FNMA	6.500	09/01/36	9,801
27,117		FNMA	6.500	09/01/36	30,889
37,109		FNMA	6.000	10/01/36	42,157
9,597,504		FNMA	3.000	11/01/36	9,745,996
17,917		FNMA	6.500	11/01/36	20,127
7,496	i	FNMA	3.299	12/01/36	7,919
108,395		FNMA	6.000	12/01/36	123,254
26,182	i	FNMA	3.431	01/01/37	27,703
44,554		FNMA	5.500	01/01/37	49,746
4,845	i	FNMA	2.815	02/01/37	5,018
337,873		FNMA	5.500	02/01/37	377,746
16,673		FNMA	6.000	02/01/37	18,961
21,148		FNMA	7.000	02/01/37	23,039
6,135	i	FNMA	3.470	03/01/37	6,491
1,839		FNMA	5.000	03/01/37	2,007
117,159		FNMA	6.500	03/01/37	133,803
57,148		FNMA	6.500	03/01/37	63,873
101,547		FNMA	7.000	04/01/37	117,838
97,290		FNMA	5.000	05/01/37	106,196
3,558		FNMA	7.000	05/01/37	3,836
34,623	i	FNMA	3.446	06/01/37	36,499
27,004		FNMA	5.500	06/01/37	30,000
31,624		FNMA	5.500	08/01/37	35,414
12,793		FNMA	6.000	08/01/37	14,415
43,298		FNMA	6.500	08/01/37	47,919
12,897		FNMA	6.500	08/01/37	14,273
16,401		FNMA	5.500	09/01/37	18,154
94,637		FNMA	6.000	09/01/37	109,256
59,436		FNMA	6.000	09/01/37	68,028
131

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$52,899		FNMA	6.000%	09/01/37	$60,070
231,197		FNMA	6.000	09/01/37	266,184
186,920		FNMA	6.000	09/01/37	215,737
58,839		FNMA	6.500	09/01/37	65,306
6,729		FNMA	6.500	09/01/37	7,447
353,562	i	FNMA	2.815	10/01/37	373,134
19,113		FNMA	6.500	10/01/37	21,507
231,434		FNMA	5.500	11/01/37	257,658
416,689		FNMA	6.000	11/01/37	472,731
21,046		FNMA	7.000	11/01/37	23,452
1,502		FNMA	6.500	01/01/38	1,663
126,856		FNMA	5.500	02/01/38	140,414
28,828		FNMA	6.500	02/01/38	31,904
21,422		FNMA	7.000	02/01/38	24,941
47,093	i	FNMA	3.520	03/01/38	49,834
5,707		FNMA	5.000	03/01/38	6,229
11,436		FNMA	5.000	03/01/38	12,483
25,307		FNMA	5.500	03/01/38	28,171
8,181		FNMA	6.000	03/01/38	9,413
188,458		FNMA	6.500	03/01/38	212,825
5,493		FNMA	6.500	03/01/38	6,079
10,078		FNMA	6.500	03/01/38	11,539
22,128		FNMA	5.000	04/01/38	24,153
371,203		FNMA	5.500	04/01/38	411,980
360,643		FNMA	6.000	04/01/38	409,564
31,687		FNMA	4.500	05/01/38	34,042
1,274,266		FNMA	5.000	05/01/38	1,399,122
409,209		FNMA	5.000	05/01/38	446,666
1,077,437		FNMA	6.000	06/01/38	1,224,662
1,428,198		FNMA	6.500	06/01/38	1,615,008
310,752		FNMA	6.000	07/01/38	352,478
6,777	i	FNMA	2.853	08/01/38	7,166
3,933	i	FNMA	3.000	08/01/38	4,141
938,488		FNMA	6.000	09/01/38	1,063,394
41,642	i	FNMA	2.618	10/01/38	43,808
3,994		FNMA	6.000	10/01/38	4,491
21,522		FNMA	5.500	11/01/38	23,919
4,720		FNMA	5.000	12/01/38	5,152
833,450		FNMA	5.500	12/01/38	933,538
104,956		FNMA	4.500	01/01/39	112,777
127,513		FNMA	5.000	01/01/39	139,185
3,376,179		FNMA	5.000	01/01/39	3,685,219
521,867		FNMA	5.500	01/01/39	582,495
135,293		FNMA	5.500	01/01/39	150,463
6,890		FNMA	6.000	01/01/39	7,749
24,454		FNMA	6.000	01/01/39	27,585
288,733		FNMA	4.500	02/01/39	310,459
602,461		FNMA	4.500	02/01/39	647,746
229,731		FNMA	4.500	02/01/39	246,498
8,522		FNMA	5.500	02/01/39	9,484
609,713		FNMA	4.000	04/01/39	644,395
19,149		FNMA	5.500	04/01/39	21,355
189,108		FNMA	4.500	05/01/39	203,406
962,321		FNMA	4.500	05/01/39	1,044,133
185,016		FNMA	4.500	06/01/39	198,909
532,427		FNMA	4.500	06/01/39	572,518
132

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$409,818		FNMA	5.500%	06/01/39	$457,996
13,495	i	FNMA	3.085	07/01/39	14,231
93,594		FNMA	4.500	07/01/39	100,797
135,054		FNMA	4.500	07/01/39	145,262
14,608		FNMA	5.000	07/01/39	15,967
138,186	i	FNMA	2.900	08/01/39	145,471
26,696	i	FNMA	2.998	08/01/39	28,328
2,073,000		FNMA	4.000	08/01/39	2,189,850
309,370		FNMA	4.000	08/01/39	326,645
436,606		FNMA	4.500	08/01/39	469,579
29,800		FNMA	4.500	08/01/39	32,476
1,287,224		FNMA	4.500	08/01/39	1,396,571
1,954,426		FNMA	5.000	08/01/39	2,136,013
19,830		FNMA	5.000	08/01/39	21,678
751,302		FNMA	4.000	09/01/39	793,289
47,444		FNMA	5.000	09/01/39	51,860
309,737		FNMA	5.500	09/01/39	347,469
165,877		FNMA	6.000	09/01/39	188,530
710,270		FNMA	6.500	10/01/39	801,078
33,180		FNMA	5.000	11/01/39	36,612
965,961		FNMA	4.000	12/01/39	1,019,789
204,297		FNMA	4.500	12/01/39	220,169
3,180,892		FNMA	4.500	12/01/39	3,425,497
96,059		FNMA	4.500	12/01/39	104,286
26,934	i	FNMA	3.440	01/01/40	28,077
56,925		FNMA	4.500	01/01/40	61,303
67,006		FNMA	5.000	01/01/40	73,344
422,234		FNMA	6.000	02/01/40	478,411
292,663		FNMA	4.500	03/01/40	316,350
607,427		FNMA	4.500	03/01/40	655,685
30,602		FNMA	5.000	03/01/40	33,497
29,198		FNMA	4.500	04/01/40	31,535
1,099,579		FNMA	5.000	04/01/40	1,202,186
828,661		FNMA	5.000	04/01/40	905,097
146,721	i	FNMA	3.454	05/01/40	155,350
214,362	i	FNMA	3.514	05/01/40	226,557
60,371	i	FNMA	3.632	05/01/40	63,610
28,544		FNMA	4.500	05/01/40	30,745
79,109		FNMA	4.500	07/01/40	85,493
72,428		FNMA	4.500	07/01/40	78,306
94,979		FNMA	5.000	07/01/40	103,824
31,649	i	FNMA	3.055	08/01/40	33,286
833,160		FNMA	4.500	08/01/40	899,819
606,465		FNMA	4.500	08/01/40	654,966
637,238		FNMA	5.000	08/01/40	696,591
545,316		FNMA	4.500	09/01/40	589,694
1,440,607		FNMA	4.500	09/01/40	1,557,903
1,252,068		FNMA	6.000	09/01/40	1,428,659
222,096		FNMA	3.500	10/01/40	229,341
974,888		FNMA	4.000	10/01/40	1,029,165
2,388,252		FNMA	4.000	10/01/40	2,520,349
1,400,037		FNMA	4.500	10/01/40	1,513,408
1,812,194		FNMA	3.500	11/01/40	1,870,906
1,114,397		FNMA	4.000	11/01/40	1,176,598
1,805,033		FNMA	4.000	11/01/40	1,905,687
1,945,149		FNMA	4.000	11/01/40	2,053,296
133

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
201,970		FNMA	4.500%	11/01/40	$218,482
157,726	i	FNMA	3.171	12/01/40	164,651
590,371		FNMA	4.000	12/01/40	622,980
4,642,099		FNMA	4.500	12/01/40	5,019,801
65,457		FNMA	3.500	01/01/41	67,584
93,081	i	FNMA	3.445	02/01/41	97,940
349,330		FNMA	3.500	02/01/41	360,639
1,680,081		FNMA	4.000	02/01/41	1,774,307
1,552,562		FNMA	4.000	03/01/41	1,638,785
1,188,844		FNMA	4.500	04/01/41	1,285,590
1,630,089		FNMA	4.500	05/01/41	1,763,204
261,325		FNMA	4.500	05/01/41	282,403
858,632		FNMA	4.500	06/01/41	928,615
220,612	i	FNMA	3.294	07/01/41	231,389
1,018,190		FNMA	4.500	07/01/41	1,101,425
2,828,919		FNMA	4.000	09/01/41	2,984,470
1,553,952		FNMA	4.500	09/01/41	1,679,176
535,757		FNMA	5.500	09/01/41	599,071
83,423	i	FNMA	2.985	10/01/41	87,172
308,950	i	FNMA	3.136	10/01/41	328,007
924,034		FNMA	3.500	11/01/41	953,475
1,008,257		FNMA	3.500	11/01/41	1,039,995
827,292	i	FNMA	2.808	12/01/41	865,311
5,925,914		FNMA	3.500	12/01/41	6,112,680
1,077,389		FNMA	4.000	12/01/41	1,136,659
2,726,422		FNMA	3.500	03/01/42	2,812,451
1,856,752		FNMA	4.000	03/01/42	1,958,591
1,832,724		FNMA	3.500	04/01/42	1,894,761
4,961,948		FNMA	3.500	04/01/42	5,118,566
2,202,982		FNMA	4.500	04/01/42	2,381,884
1,945,408		FNMA	5.000	04/01/42	2,162,036
1,656,970		FNMA	4.000	05/01/42	1,748,858
2,233,707		FNMA	5.000	05/01/42	2,442,380
1,607,245		FNMA	3.000	06/01/42	1,613,707
7,503,763		FNMA	3.500	06/01/42	7,739,967
3,939,017		FNMA	4.000	06/01/42	4,155,406
6,619,347		FNMA	4.000	06/01/42	6,981,966
11,983,881		FNMA	3.500	07/01/42	12,359,718
2,321,438		FNMA	4.500	07/01/42	2,506,878
2,576,513		FNMA	3.500	08/01/42	2,657,956
3,833,856		FNMA	3.000	09/01/42	3,849,279
4,917,023		FNMA	3.500	09/01/42	5,070,429
23,425,562		FNMA	4.500	09/01/42	25,289,334
7,991,069		FNMA	3.000	10/01/42	8,023,246
2,431,734		FNMA	3.500	10/01/42	2,506,854
2,981,156		FNMA	2.500	01/01/43	2,886,190
9,959,066		FNMA	3.000	01/01/43	9,999,070
13,518,945		FNMA	3.000	02/01/43	13,573,348
9,764,071		FNMA	3.000	04/01/43	9,803,320
3,367,549		FNMA	3.000	04/01/43	3,380,766
2,279,236	i	FNMA	2.136	06/01/43	2,315,728
10,139,978		FNMA	3.000	06/01/43	10,179,113
2,488,661	i	FNMA	1.747	07/01/43	2,553,512
8,177,640		FNMA	3.000	07/01/43	8,208,811
7,720,426		FNMA	3.500	07/01/43	7,945,689
7,216,447		FNMA	3.000	08/01/43	7,243,985
134

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$3,638,402	FNMA	4.000%	08/01/43	$3,858,582
5,790,251	FNMA	3.000	09/01/43	5,812,074
7,564,970	FNMA	3.500	09/01/43	7,782,903
5,360,172	FNMA	3.500	10/01/43	5,519,140
727,466	FNMA	4.500	10/01/43	780,999
5,227,365	FNMA	4.000	11/01/43	5,498,394
2,178,023	FNMA	4.000	11/01/43	2,290,817
1,563,707	FNMA	4.500	12/01/43	1,679,427
4,705,738	FNMA	4.500	12/01/43	5,053,005
5,471,075	FNMA	4.000	01/01/44	5,752,957
4,298,277	FNMA	4.000	05/01/44	4,519,734
5,004,217	FNMA	4.000	07/01/44	5,262,046
4,588,240	FNMA	4.000	07/01/44	4,824,636
2,844,278	FNMA	3.500	09/01/44	2,922,204
4,708,776	FNMA	4.000	09/01/44	4,951,382
9,673,977	FNMA	3.500	10/01/44	9,939,019
23,875,450	FNMA	5.000	11/01/44	26,098,243
5,302,576	FNMA	4.000	12/01/44	5,575,776
21,013,440	FNMA	3.000	01/01/45	21,095,769
6,790,409	FNMA	3.000	01/01/45	6,814,555
16,037,243	FNMA	3.500	02/01/45	16,476,622
9,179,343	FNMA	3.000	04/01/45	9,181,481
15,505,801	FNMA	3.500	05/01/45	15,930,620
12,536,683	FNMA	3.500	07/01/45	12,904,270
17,553,510	FNMA	4.000	07/01/45	18,457,905
11,529,260	FNMA	3.500	11/01/45	11,845,132
8,978,203	FNMA	3.500	01/01/46	9,224,182
8,179,700	FNMA	3.500	02/01/46	8,403,803
16,140,819	FNMA	4.500	05/01/46	17,313,801
9,086,912	FNMA	3.000	06/01/46	9,079,119
18,168,387	FNMA	3.500	07/01/46	18,666,153
17,771,381	FNMA	4.000	08/01/46	18,687,002
14,311,204	FNMA	3.000	09/01/46	14,298,932
14,533,007	FNMA	3.000	10/01/46	14,520,544
29,049,093	FNMA	3.000	11/01/46	29,024,182
9,670,744	FNMA	3.500	12/01/46	9,935,697
14,557,516	FNMA	4.000	02/01/47	15,307,551
14,819,350	FNMA	3.000	03/01/47	14,806,642
14,763,178	FNMA	3.500	03/01/47	15,167,651
4,910,047	FNMA	4.000	03/01/47	5,163,023
19,696,424	FNMA	3.000	04/01/47	19,679,533
19,780,954	FNMA	3.500	04/01/47	20,322,900
9,908,020	FNMA	3.500	05/01/47	10,179,474
9,241,816	FNMA	3.500	07/01/55	9,495,018
599	Government National Mortgage Association (GNMA)	5.000	02/15/18	603
3,646	GNMA	4.500	02/15/19	3,687
4,757	GNMA	4.500	01/20/24	5,001
33,693	GNMA	4.000	04/15/24	35,328
6,672	GNMA	4.500	07/15/24	6,894
127,555	GNMA	4.000	08/15/24	133,712
30,344	GNMA	4.500	08/15/24	32,081
103,661	GNMA	4.000	09/15/24	108,649
18,088	GNMA	4.500	01/15/25	19,248
146,029	GNMA	4.000	08/15/25	153,063
81,930	GNMA	3.500	03/15/26	85,585
100,770	GNMA	4.000	04/15/26	105,464
135

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$81,223	GNMA	4.000%	06/20/26	$85,483
128,875	GNMA	3.500	11/20/26	134,292
669,624	GNMA	3.000	12/15/26	692,249
2,086,435	GNMA	2.500	04/20/27	2,118,882
1,318,664	GNMA	2.500	09/20/27	1,339,198
1,192	GNMA	6.500	09/15/28	1,303
459	GNMA	6.500	09/15/28	502
2,664	GNMA	6.500	11/15/28	2,913
1,106	GNMA	7.500	11/15/28	1,226
2,014,490	GNMA	3.500	11/20/28	2,100,186
7,973	GNMA	8.500	10/15/30	8,398
4,101	GNMA	8.500	10/20/30	4,831
463	GNMA	8.500	12/15/30	574
612	GNMA	7.000	06/20/31	731
1,750	GNMA	7.000	07/15/31	1,827
1,858	GNMA	7.000	07/15/31	2,040
215,406	GNMA	6.000	10/15/32	244,371
30,638	GNMA	5.500	12/20/32	34,289
71,203	GNMA	5.500	05/15/33	80,020
11,413	GNMA	5.000	07/15/33	12,541
43,958	GNMA	5.500	07/15/33	49,494
9,988	GNMA	5.000	07/20/33	11,112
26,435	GNMA	5.000	08/15/33	28,810
39,884	GNMA	5.000	08/15/33	44,134
160,423	GNMA	5.500	09/15/33	186,745
125,352	GNMA	6.000	11/20/33	142,130
56,547	GNMA	5.500	05/20/34	63,298
79,866	GNMA	6.000	09/20/34	92,333
6,509	GNMA	5.000	10/20/34	7,153
175,544	GNMA	5.500	11/15/34	196,873
79,587	GNMA	6.500	01/15/35	92,055
43,342	GNMA	5.500	02/20/35	48,524
808,608	GNMA	5.000	03/20/35	898,890
261,021	GNMA	5.000	04/15/35	286,885
262,179	GNMA	5.500	05/20/35	293,057
10,218	GNMA	5.000	09/20/35	11,360
5,732	GNMA	5.000	11/15/35	6,298
3,968	GNMA	5.000	11/15/35	4,323
73,023	GNMA	5.500	02/20/36	80,990
7,875	GNMA	5.500	03/15/36	8,868
23,511	GNMA	5.500	05/20/36	26,014
6,265	GNMA	6.500	06/15/36	7,074
230,923	GNMA	5.500	06/20/36	255,070
13,009	GNMA	5.000	09/15/36	14,297
7,549	GNMA	6.000	09/15/36	8,513
21,600	GNMA	6.000	10/20/36	24,919
15,083	GNMA	5.000	12/15/36	16,579
10,946	GNMA	5.500	01/15/37	12,177
12,896	GNMA	6.000	01/20/37	14,748
329,712	GNMA	5.500	02/15/37	370,319
45,252	GNMA	6.000	02/20/37	51,504
330,834	GNMA	6.000	04/15/37	375,895
11,396	GNMA	6.500	04/15/37	12,663
183,178	GNMA	6.000	04/20/37	208,150
21,353	GNMA	6.000	06/15/37	24,454
25,795	GNMA	6.000	08/20/37	29,043
136

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$21,584		GNMA	6.500%	08/20/37	$25,177
100,037		GNMA	6.500	11/20/37	117,381
45,452		GNMA	6.000	12/15/37	51,250
6,111		GNMA	5.000	02/20/38	6,716
160,033		GNMA	5.000	04/15/38	175,885
6,363		GNMA	5.500	05/20/38	7,001
30,143		GNMA	5.500	06/15/38	33,725
68,950		GNMA	6.000	06/20/38	77,907
99,753		GNMA	5.500	07/15/38	111,097
536,275		GNMA	5.000	07/20/38	590,170
502,550		GNMA	5.500	07/20/38	554,261
11,398		GNMA	5.500	08/15/38	12,697
224,509		GNMA	6.000	08/15/38	253,150
79,533		GNMA	6.000	08/15/38	89,685
50,411		GNMA	6.000	08/20/38	56,944
201,053		GNMA	6.000	09/20/38	224,717
65,510		GNMA	5.000	10/15/38	71,464
17,134		GNMA	5.500	10/15/38	19,667
9,719		GNMA	6.500	10/20/38	11,056
21,485		GNMA	6.500	10/20/38	22,913
2,908		GNMA	5.500	11/15/38	3,238
38,986		GNMA	6.500	11/20/38	44,544
183,086		GNMA	6.000	12/15/38	206,442
4,009		GNMA	6.500	12/15/38	4,578
39,271		GNMA	5.000	01/15/39	43,165
967,414		GNMA	4.500	01/20/39	1,038,556
102,026		GNMA	6.500	01/20/39	116,262
37,817		GNMA	5.000	02/15/39	41,577
13,371		GNMA	6.000	02/15/39	15,076
298,677		GNMA	4.500	03/15/39	320,066
37,025		GNMA	4.500	03/15/39	39,760
47,280	i	GNMA	2.125	03/20/39	48,123
11,903		GNMA	4.500	03/20/39	12,817
191,101		GNMA	5.500	03/20/39	210,824
19,679		GNMA	4.500	04/15/39	21,156
282,809		GNMA	5.500	04/15/39	320,877
7,369		GNMA	5.000	04/20/39	8,109
39,156		GNMA	4.000	05/15/39	41,211
578,022		GNMA	4.500	05/15/39	621,388
275,196		GNMA	5.000	05/15/39	300,360
40,327		GNMA	4.000	05/20/39	42,685
106,542		GNMA	4.500	05/20/39	114,449
2,177,848		GNMA	5.000	05/20/39	2,396,645
16,066		GNMA	4.500	06/15/39	17,272
1,653,279		GNMA	4.500	06/15/39	1,777,317
1,580,817		GNMA	5.000	06/15/39	1,760,705
1,754,990		GNMA	5.000	06/15/39	1,954,592
35,527		GNMA	5.000	06/15/39	39,011
18,975		GNMA	5.000	06/15/39	20,854
16,124		GNMA	5.000	06/15/39	17,717
24,794		GNMA	4.000	06/20/39	26,329
14,633		GNMA	5.000	06/20/39	16,096
2,025,757		GNMA	4.000	07/15/39	2,132,088
47,587		GNMA	4.500	07/15/39	51,157
2,100,958		GNMA	4.500	07/15/39	2,292,164
23,171		GNMA	4.500	07/15/39	24,884
137

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$19,762		GNMA	5.000%	07/15/39	$21,718
243,257		GNMA	4.500	07/20/39	262,263
210,938		GNMA	5.000	07/20/39	230,559
21,150		GNMA	5.500	07/20/39	23,384
102,006		GNMA	4.000	08/15/39	107,360
273,322		GNMA	5.000	08/15/39	299,621
19,057		GNMA	5.500	08/15/39	21,220
110,447		GNMA	6.000	08/15/39	124,537
69,353		GNMA	4.000	08/20/39	73,782
55,365		GNMA	5.000	08/20/39	60,995
42,544		GNMA	5.000	09/15/39	46,690
76,645		GNMA	5.000	09/20/39	85,028
16,050		GNMA	4.500	10/15/39	17,208
10,724		GNMA	5.000	10/15/39	11,759
24,092		GNMA	4.500	10/20/39	25,975
47,542		GNMA	4.500	11/15/39	51,875
35,204		GNMA	4.500	11/20/39	37,887
41,394		GNMA	5.000	11/20/39	45,550
1,195,534		GNMA	4.500	12/15/39	1,285,238
97,518		GNMA	4.500	12/15/39	105,125
35,070		GNMA	4.500	12/20/39	37,815
1,269,125		GNMA	5.000	12/20/39	1,391,457
1,179,526		GNMA	4.500	01/20/40	1,271,894
17,194		GNMA	5.500	01/20/40	18,998
629,102		GNMA	5.500	02/15/40	700,650
85,208		GNMA	4.000	03/15/40	89,680
18,366		GNMA	5.000	03/15/40	20,152
9,587		GNMA	4.500	04/15/40	10,280
219,307		GNMA	5.000	04/15/40	240,504
47,846		GNMA	4.500	04/20/40	51,592
7,633		GNMA	4.500	05/15/40	8,209
217,329		GNMA	5.000	05/15/40	238,336
461,699	i	GNMA	2.125	05/20/40	474,630
10,491		GNMA	4.500	05/20/40	11,269
13,317		GNMA	4.500	06/15/40	14,323
3,930,171		GNMA	4.500	06/15/40	4,234,693
17,530		GNMA	4.500	06/15/40	18,854
233,015		GNMA	5.000	06/20/40	257,647
141,603		GNMA	4.500	07/15/40	152,569
486,123		GNMA	4.500	07/15/40	523,791
1,695,816		GNMA	4.500	07/20/40	1,829,663
50,836		GNMA	5.000	07/20/40	55,859
344,407		GNMA	4.000	08/15/40	363,413
1,477,196		GNMA	4.000	08/15/40	1,558,715
150,885		GNMA	4.500	08/15/40	164,417
132,047		GNMA	4.500	08/20/40	142,499
107,113		GNMA	4.500	09/20/40	115,105
31,494		GNMA	5.500	09/20/40	34,856
42,904		GNMA	6.500	09/20/40	49,322
45,683		GNMA	4.000	10/15/40	48,350
94,668		GNMA	6.000	10/20/40	106,310
558,437		GNMA	4.000	11/15/40	591,452
1,431,655		GNMA	4.000	11/20/40	1,510,044
347,736		GNMA	3.500	12/15/40	360,328
493,354		GNMA	5.500	12/20/40	545,501
1,589,104		GNMA	4.000	01/15/41	1,676,803
138

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,729,635		GNMA	4.000%	01/20/41	$3,960,355
315,752		GNMA	4.000	02/15/41	333,219
1,013,590		GNMA	4.500	02/20/41	1,088,833
568,000		GNMA	4.500	03/15/41	612,091
1,253,116		GNMA	4.500	04/20/41	1,346,142
251,556		GNMA	5.000	04/20/41	275,807
111,190	i	GNMA	3.000	06/20/41	114,691
273,963		GNMA	4.000	07/15/41	288,665
496,363		GNMA	4.000	07/20/41	525,742
1,612,391		GNMA	4.500	07/20/41	1,732,100
1,383,689		GNMA	5.000	07/20/41	1,521,432
389,203		GNMA	4.500	08/15/41	420,223
625,725		GNMA	5.000	08/20/41	686,888
838,089		GNMA	4.000	09/15/41	884,818
64,075	i	GNMA	2.125	09/20/41	65,941
2,240,329		GNMA	4.000	09/20/41	2,371,835
144,721		GNMA	4.000	10/15/41	152,360
148,288	i	GNMA	2.250	10/20/41	152,322
86,018	i	GNMA	2.500	10/20/41	88,186
2,858,159		GNMA	4.000	10/20/41	3,025,489
339,404		GNMA	5.500	10/20/41	376,482
880,948		GNMA	3.500	11/15/41	914,894
1,961,301		GNMA	4.000	11/15/41	2,069,782
3,700,927		GNMA	4.500	11/20/41	3,976,416
1,535,114		GNMA	5.000	11/20/41	1,703,098
448,964		GNMA	6.000	11/20/41	505,649
1,926,266		GNMA	3.500	01/20/42	2,002,007
490,731	i	GNMA	2.375	02/20/42	503,322
940,392		GNMA	3.500	03/20/42	977,948
1,506,141		GNMA	4.500	03/20/42	1,618,520
1,747,013		GNMA	3.500	04/15/42	1,814,335
8,984,403		GNMA	3.500	05/20/42	9,343,227
2,807,743		GNMA	3.500	05/20/42	2,921,159
2,051,252		GNMA	4.000	05/20/42	2,169,034
4,482,342		GNMA	3.500	07/15/42	4,665,758
515,383	i	GNMA	2.125	07/20/42	528,794
2,115,962		GNMA	3.500	07/20/42	2,200,472
2,583,176		GNMA	3.000	08/20/42	2,619,056
8,844,861		GNMA	3.500	08/20/42	9,198,121
2,925,707		GNMA	3.500	08/20/42	3,043,855
1,624,768		GNMA	6.000	08/20/42	1,848,986
3,419,516		GNMA	3.500	10/20/42	3,556,094
3,740,483		GNMA	3.000	11/20/42	3,792,437
3,138,630		GNMA	3.000	12/20/42	3,177,371
4,334,791		GNMA	3.000	12/20/42	4,394,999
2,622,674		GNMA	3.000	01/15/43	2,659,623
5,393,447		GNMA	3.000	01/15/43	5,469,678
3,295,706		GNMA	3.000	01/20/43	3,341,482
5,597,133		GNMA	3.000	02/20/43	5,674,876
3,335,934		GNMA	3.000	02/20/43	3,376,284
1,074,832		GNMA	3.000	04/15/43	1,089,975
1,078,038		GNMA	5.000	04/20/43	1,172,000
2,282,870		GNMA	3.000	05/20/43	2,314,581
3,541,721		GNMA	3.000	06/20/43	3,590,917
6,792,114		GNMA	3.500	06/20/43	7,066,415
7,626,256		GNMA	3.000	07/20/43	7,732,190
139

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,576,852		GNMA	3.500%	07/20/43	$3,719,724
5,238,452		GNMA	3.500	09/20/43	5,447,707
2,021,695		GNMA	4.000	09/20/43	2,131,594
1,803,883		GNMA	4.000	10/20/43	1,907,462
974,862		GNMA	3.500	11/20/43	1,013,806
2,201,750		GNMA	4.000	11/20/43	2,320,091
1,844,258		GNMA	4.500	12/20/43	1,960,626
1,949,494		GNMA	4.500	01/20/44	2,072,501
2,545,752		GNMA	3.500	02/20/44	2,647,451
3,665,336		GNMA	4.000	02/20/44	3,865,506
3,737,044		GNMA	4.000	05/20/44	3,935,256
3,880,527		GNMA	4.000	06/20/44	4,086,349
10,880,546		GNMA	3.500	07/20/44	11,288,392
2,941,492		GNMA	4.500	10/20/44	3,127,093
7,860,068		GNMA	3.500	11/20/44	8,148,047
10,286,883		GNMA	3.000	12/20/44	10,401,164
25,547,735		GNMA	3.500	02/20/45	26,483,760
10,900,173		GNMA	3.000	04/20/45	11,020,714
11,519,340		GNMA	3.000	06/20/45	11,646,729
11,862,717		GNMA	3.000	07/20/45	11,993,902
22,428,603		GNMA	4.000	11/20/45	23,618,212
12,112,345		GNMA	3.000	12/20/45	12,246,291
11,202,340		GNMA	3.500	12/20/45	11,612,774
13,939,922		GNMA	4.000	04/20/46	14,679,293
8,783,844		GNMA	3.000	05/20/46	8,880,981
8,510,778		GNMA	3.500	05/20/46	8,822,598
13,545,508		GNMA	3.000	06/20/46	13,695,303
8,787,163		GNMA	3.500	06/20/46	9,109,110
18,235,549		GNMA	3.500	08/20/46	18,903,668
9,543,955		GNMA	3.000	09/20/46	9,649,498
41,311,291	h	GNMA	3.500	09/20/46	42,824,865
9,788,978		GNMA	3.000	12/20/46	9,897,231
9,836,011		GNMA	3.000	01/20/47	9,944,784
14,747,524		GNMA	3.500	01/20/47	15,287,848
9,776,295		GNMA	4.000	01/20/47	10,297,188
29,582,447		GNMA	3.000	02/20/47	29,909,589
29,571,882		GNMA	3.500	02/20/47	30,655,345
24,861,272		GNMA	4.000	04/20/47	26,229,127
19,956,895		GNMA	3.500	05/20/47	20,688,081
10,000,000		GNMA	3.500	06/20/47	10,366,383
		TOTAL MORTGAGE BACKED			2,269,074,759

MUNICIPAL BONDS - 0.9%
200,000		Alabama Economic Settlement Authority	4.263	09/15/32	209,792
300,000		American Municipal Power	7.834	02/15/41	442,386
500,000		American Municipal Power	6.270	02/15/50	621,065
500,000		Bay Area Toll Authority	6.263	04/01/49	711,655
200,000		California State University	3.899	11/01/47	205,572
720,000		Central Puget Sound Regional Transit Authority	5.491	11/01/39	917,892
250,000		City of Chicago IL	7.375	01/01/33	257,530
300,000		City of Chicago IL	5.432	01/01/42	255,105
750,000		City Public Service Board of San Antonio TX	5.808	02/01/41	965,115
150,000		Colorado Bridge Enterprise	6.078	12/01/40	190,203
200,000		Commonwealth Financing Authority	4.014	06/01/33	207,830
100,000		Commonwealth Financing Authority	4.144	06/01/38	103,701
200,000		Commonwealth of Massachusetts	4.200	12/01/21	213,386
140

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Commonwealth of Massachusetts	5.731%	06/01/40	$650,310
100,000		Commonwealth of Massachusetts	3.277	06/01/46	94,190
195,000		Commonwealth of Pennsylvania	5.850	07/15/30	213,585
200,000		County of Clark NV	6.820	07/01/45	290,062
350,000		Denver City & County School District No	4.242	12/15/37	365,221
200,000		District of Columbia	5.591	12/01/34	248,548
100,000		East Baton Rouge Sewerage Commission	6.087	02/01/45	108,403
200,000		Energy Northwest	2.814	07/01/24	201,394
500,000		Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	510,420
200,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	201,134
200,000		Florida State Board of Administration Finance Corp	2.638	07/01/21	200,440
200,000		Health & Educational Facilities Authority of the State of Missouri	3.651	01/15/46	202,324
200,000		Health & Educational Facilities Authority of the State of Missouri	3.086	09/15/51	178,122
200,000	h	Health & Educational Facilities Authority of the State of Missouri	3.652	08/15/57	197,270
12,962		Kentucky Asset Liability Commission	3.165	04/01/18	13,065
630,000		Los Angeles Unified School District	5.750	07/01/34	795,728
100,000		Massachusetts School Building Authority	5.715	08/15/39	127,054
200,000		Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd	4.053	07/01/26	208,578
100,000		Metropolitan Government of Nashville & Davidson County	6.731	07/01/43	134,788
940,000		Metropolitan Transportation Authority	6.648	11/15/39	1,283,232
650,000		Metropolitan Transportation Authority	7.336	11/15/39	975,383
500,000		Missouri Highway & Transportation Commission	5.445	05/01/33	601,675
250,000		Municipal Electric Authority of Georgia	6.637	04/01/57	306,520
500,000		Municipal Electric Authority of Georgia	6.655	04/01/57	613,400
947,000		New Jersey Economic Development Authority	7.425	02/15/29	1,163,901
335,000		New Jersey State Turnpike Authority	7.414	01/01/40	506,105
1,000,000		New Jersey State Turnpike Authority	7.102	01/01/41	1,467,560
800,000		New Jersey Transportation Trust Fund Authority	5.754	12/15/28	849,464
360,000		New Jersey Transportation Trust Fund Authority	6.104	12/15/28	377,150
700,000		New Jersey Transportation Trust Fund Authority	6.875	12/15/39	735,658
1,100,000		New York City Municipal Water Finance Authority	5.790	06/15/41	1,212,838
500,000		New York City Municipal Water Finance Authority	5.440	06/15/43	638,395
600,000		New York State Dormitory Authority	5.289	03/15/33	705,192
130,000		New York State Dormitory Authority	5.628	03/15/39	160,276
545,000		New York State Dormitory Authority	5.600	03/15/40	682,509
400,000		New York State Urban Development Corp	5.838	03/15/40	502,396
100,000		Ohio State University	4.910	06/01/40	119,563
500,000		Ohio State University	3.798	12/01/46	512,910
200,000		Ohio State University	4.048	12/01/56	201,978
675,000		Ohio State Water Development Authority	4.879	12/01/34	770,283
750,000		Oregon School Boards Association	4.759	06/30/28	833,985
250,000		Oregon School Boards Association	5.680	06/30/28	298,060
100,000		Oregon State Department of Transportation	5.834	11/15/34	127,258
200,000		Port Authority of New York & New Jersey	6.040	12/01/29	255,802
500,000		Port Authority of New York & New Jersey	5.647	11/01/40	630,790
300,000		Port Authority of New York & New Jersey	4.823	06/01/45	319,905
1,000,000		Port Authority of New York & New Jersey	5.310	08/01/46	1,098,230
400,000		Port Authority of New York & New Jersey	4.229	10/15/57	421,536
200,000		Port Authority of New York & New Jersey	4.810	10/15/65	231,772
100,000		Salt River Project Agricultural Improvement & Power District	4.839	01/01/41	117,993
800,000		Santa Clara Valley Transportation Authority	5.876	04/01/32	989,008
141

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	South Carolina Public Service Authority	2.388%	12/01/23	$470,355
600,000	State of California	6.200	10/01/19	656,712
645,000	State of California	5.700	11/01/21	735,274
250,000	State of California	7.500	04/01/34	363,902
1,285,000	State of California	7.550	04/01/39	1,961,835
3,400,000	State of California	7.300	10/01/39	4,966,754
2,740,000	State of California	7.625	03/01/40	4,186,035
200,000	State of California Department of Water Resources Power Supply Revenue	2.000	05/01/22	197,750
300,000	State of Connecticut	5.090	10/01/30	330,372
620,000	State of Connecticut	5.850	03/15/32	739,251
5,950,000	State of Illinois	5.100	06/01/33	5,569,914
1,295,000	State of Illinois	6.725	04/01/35	1,306,836
500,000	State of Illinois	5.650	12/01/38	470,970
500,000	State of Kansas Department of Transportation	4.596	09/01/35	568,890
272,060	State of Oregon	5.762	06/01/23	303,706
600,000	State of Texas	4.631	04/01/33	681,762
50,000	State of Texas	5.517	04/01/39	65,478
1,000,000	State of Texas	4.681	04/01/40	1,179,110
575,000	State of Texas Transportation Commission	5.028	04/01/26	654,362
500,000	State of Utah	3.539	07/01/25	526,535
200,000	State of Washington	5.090	08/01/33	237,212
200,000	State of Wisconsin	3.154	05/01/27	201,040
200,000	State of Wisconsin	3.954	05/01/36	204,490
604,000	State Public School Building Authority	5.000	09/15/27	661,440
100,000	Sumter Landing Community Development District	4.172	10/01/47	101,797
2,000,000	Tennessee Valley Authority	4.500	04/01/18	2,046,708
300,000	Tennessee Valley Authority	1.750	10/15/18	301,538
750,000	Tennessee Valley Authority	3.875	02/15/21	805,432
750,000	Tennessee Valley Authority	2.875	09/15/24	773,718
200,000	Tennessee Valley Authority	2.875	02/01/27	204,711
500,000	Tennessee Valley Authority	5.880	04/01/36	686,049
500,000	Tennessee Valley Authority	5.500	06/15/38	671,202
1,300,000	Tennessee Valley Authority	3.500	12/15/42	1,355,197
1,750,000	Tennessee Valley Authority	4.625	09/15/60	2,118,169
300,000	Tennessee Valley Authority	4.250	09/15/65	338,141
500,000	University of California	1.796	07/01/19	500,635
200,000	University of California	3.063	07/01/25	201,990
200,000	University of California	5.770	05/15/43	256,192
200,000	University of California	3.931	05/15/45	205,306
200,000	University of California	4.131	05/15/45	206,820
860,000	University of California	4.858	05/15/12	889,008
200,000	University of California	4.767	05/15/15	202,492
100,000	University of Pennsylvania	4.674	09/01/12	106,124
300,000	University of Southern California	3.028	10/01/39	281,544
200,000	University of Southern California	3.841	10/01/47	208,082
200,000	University of Southern California	5.250	10/01/11	243,561
700,000	University of Texas	4.794	08/15/46	826,252
200,000	University of Texas System	3.852	08/15/46	212,120
150,000	Virginia Commonwealth Transportation Board	5.350	05/15/35	179,507
	TOTAL MUNICIPAL BONDS			71,114,875

U.S. TREASURY SECURITIES - 36.7%
9,000,000	United States Treasury Bond	5.250	11/15/28	11,589,957
26,060,000	United States Treasury Bond	5.250	02/15/29	33,662,197
21,250,000	United States Treasury Bond	4.500	02/15/36	27,463,139
142

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$6,400,000	United States Treasury Bond	5.000%	05/15/37	$8,791,002
4,644,000	United States Treasury Bond	4.375	02/15/38	5,923,640
61,983,000	United States Treasury Bond	3.500	02/15/39	70,115,851
18,850,000	United States Treasury Bond	4.375	11/15/39	24,050,677
12,585,000	United States Treasury Bond	3.875	08/15/40	14,992,372
11,185,000	United States Treasury Bond	4.250	11/15/40	14,069,075
26,350,000	United States Treasury Bond	4.375	05/15/41	33,816,510
10,000,000	United States Treasury Bond	3.750	08/15/41	11,720,310
8,300,000	United States Treasury Bond	3.125	11/15/41	8,799,295
4,550,000	United States Treasury Bond	3.125	02/15/42	4,823,887
22,000,000	United States Treasury Bond	3.000	05/15/42	22,811,250
10,000,000	United States Treasury Bond	2.750	08/15/42	9,903,120
4,000,000	United States Treasury Bond	2.750	11/15/42	3,957,812
10,250,000	United States Treasury Bond	2.875	05/15/43	10,361,305
6,500,000	United States Treasury Bond	3.625	08/15/43	7,486,934
2,000,000	United States Treasury Bond	3.750	11/15/43	2,353,984
7,615,000	United States Treasury Bond	3.625	02/15/44	8,785,806
2,500,000	United States Treasury Bond	3.375	05/15/44	2,765,722
14,000,000	United States Treasury Bond	3.125	08/15/44	14,811,566
16,750,000	United States Treasury Bond	3.000	11/15/44	17,310,740
16,000,000	United States Treasury Bond	2.500	02/15/45	14,955,632
22,000,000	United States Treasury Bond	3.000	05/15/45	22,704,682
16,000,000	United States Treasury Bond	2.875	08/15/45	16,114,368
10,750,000	United States Treasury Bond	3.000	11/15/45	11,090,560
22,000,000	United States Treasury Bond	2.500	02/15/46	20,512,426
27,000,000	United States Treasury Bond	2.500	05/15/46	25,163,784
10,000,000	United States Treasury Bond	2.250	08/15/46	8,820,310
18,300,000	United States Treasury Bond	2.875	11/15/46	18,432,254
28,000,000	United States Treasury Bond	3.000	02/15/47	28,934,052
4,500,000	United States Treasury Bond	3.000	05/15/47	4,652,226
8,500,000	United States Treasury Note	0.750	10/31/17	8,490,310
7,862,000	United States Treasury Note	2.375	05/31/18	7,938,167
15,000,000	United States Treasury Note	1.375	07/31/18	15,011,715
13,065,000	United States Treasury Note	2.250	07/31/18	13,197,688
40,350,000	United States Treasury Note	1.500	08/31/18	40,425,656
22,000,000	United States Treasury Note	1.375	09/30/18	22,008,602
28,000,000	United States Treasury Note	1.250	10/31/18	27,967,184
5,000,000	United States Treasury Note	1.000	11/30/18	4,975,780
11,000,000	United States Treasury Note	1.250	11/30/18	10,985,821
25,000,000	United States Treasury Note	1.500	12/31/18	25,054,700
15,000,000	United States Treasury Note	1.125	01/31/19	14,946,090
25,000,000	United States Treasury Note	1.500	01/31/19	25,051,750
10,000,000	United States Treasury Note	0.750	02/15/19	9,903,520
30,000,000	United States Treasury Note	1.500	02/28/19	30,062,100
11,000,000	United States Treasury Note	1.625	03/31/19	11,049,841
40,750,000	United States Treasury Note	1.500	05/31/19	40,840,750
40,000,000	United States Treasury Note	1.625	06/30/19	40,184,360
18,000,000	United States Treasury Note	1.625	07/31/19	18,082,962
50,500,000	United States Treasury Note	1.625	08/31/19	50,730,785
10,000,000	United States Treasury Note	0.875	09/15/19	9,882,420
38,500,000	United States Treasury Note	1.750	09/30/19	38,779,741
10,000,000	United States Treasury Note	1.000	10/15/19	9,905,860
29,000,000	United States Treasury Note	1.500	10/31/19	29,036,250
57,000,000	United States Treasury Note	1.500	11/30/19	57,053,466
10,000,000	United States Treasury Note	1.375	12/15/19	9,978,520
33,500,000	United States Treasury Note	1.625	12/31/19	33,623,012
143

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$36,500,000	United States Treasury Note	1.250%	01/31/20	$36,276,145
78,500,000	United States Treasury Note	1.375	02/29/20	78,223,994
15,000,000	United States Treasury Note	1.625	03/15/20	15,046,290
5,000,000	United States Treasury Note	1.375	03/31/20	4,980,860
20,000,000	United States Treasury Note	1.375	04/30/20	19,909,380
50,000,000	United States Treasury Note	1.500	05/31/20	49,923,850
38,000,000	United States Treasury Note	1.500	06/15/20	37,943,608
45,000,000	United States Treasury Note	1.625	06/30/20	45,075,600
22,500,000	United States Treasury Note	1.625	07/31/20	22,526,370
4,000,000	United States Treasury Note	2.000	07/31/20	4,049,376
5,342,000	United States Treasury Note	2.625	08/15/20	5,509,146
34,000,000	United States Treasury Note	1.375	08/31/20	33,758,294
30,000,000	United States Treasury Note	1.375	09/30/20	29,776,170
6,000,000	United States Treasury Note	2.000	09/30/20	6,072,654
40,000,000	United States Treasury Note	1.375	10/31/20	39,671,880
50,000,000	United States Treasury Note	1.625	11/30/20	49,964,850
5,000,000	United States Treasury Note	2.000	11/30/20	5,058,205
25,000,000	United States Treasury Note	1.750	12/31/20	25,069,325
48,500,000	United States Treasury Note	1.375	01/31/21	47,988,470
5,900,000	United States Treasury Note	3.625	02/15/21	6,301,247
16,000,000	United States Treasury Note	1.125	02/28/21	15,674,368
10,000,000	United States Treasury Note	2.000	02/28/21	10,110,940
50,000,000	United States Treasury Note	1.250	03/31/21	49,167,950
55,000,000	United States Treasury Note	1.375	04/30/21	54,297,485
65,000,000	United States Treasury Note	1.375	05/31/21	64,096,110
25,000,000	United States Treasury Note	1.125	06/30/21	24,397,450
39,000,000	United States Treasury Note	1.125	07/31/21	38,009,751
27,610,000	United States Treasury Note	2.125	08/15/21	27,996,098
40,000,000	United States Treasury Note	1.125	08/31/21	38,943,760
30,185,000	United States Treasury Note	1.125	09/30/21	29,357,267
50,000,000	United States Treasury Note	1.250	10/31/21	48,832,050
13,379,100	United States Treasury Note	8.000	11/15/21	16,854,535
57,000,000	United States Treasury Note	1.750	11/30/21	56,848,608
51,700,000	United States Treasury Note	2.000	12/31/21	52,071,620
24,300,000	United States Treasury Note	1.875	01/31/22	24,328,480
5,000,000	United States Treasury Note	1.750	02/28/22	4,978,320
60,000,000	United States Treasury Note	1.875	02/28/22	60,065,640
3,000,000	United States Treasury Note	1.750	03/31/22	2,984,649
51,000,000	United States Treasury Note	1.875	03/31/22	51,027,897
92,000,000	United States Treasury Note	1.875	04/30/22	91,974,884
33,000,000	United States Treasury Note	1.750	05/31/22	32,802,759
10,000,000	United States Treasury Note	1.750	06/30/22	9,934,380
10,500,000	United States Treasury Note	1.625	11/15/22	10,323,632
12,000,000	United States Treasury Note	2.500	08/15/23	12,313,596
11,000,000	United States Treasury Note	1.375	08/31/23	10,566,017
13,000,000	United States Treasury Note	2.750	11/15/23	13,528,632
20,000,000	United States Treasury Note	2.125	11/30/23	20,063,280
15,000,000	United States Treasury Note	2.250	01/31/24	15,137,115
25,000,000	United States Treasury Note	2.125	03/31/24	25,011,725
26,000,000	United States Treasury Note	2.500	05/15/24	26,631,722
42,005,000	United States Treasury Note	2.250	11/15/24	42,228,131
14,000,000	United States Treasury Note	2.000	02/15/25	13,804,770
37,000,000	United States Treasury Note	2.125	05/15/25	36,762,978
37,000,000	United States Treasury Note	2.000	08/15/25	36,364,044
30,000,000	United States Treasury Note	2.250	11/15/25	30,003,510
44,500,000	United States Treasury Note	1.625	02/15/26	42,287,149
144

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$30,000,000	United States Treasury Note	1.625%	05/15/26	$28,440,240
25,000,000	United States Treasury Note	1.500	08/15/26	23,388,675
15,600,000	United States Treasury Note	2.000	11/15/26	15,213,042
27,000,000	United States Treasury Note	2.250	02/15/27	26,879,769
37,000,000	United States Treasury Note	2.375	05/15/27	37,238,465
	TOTAL U.S. TREASURY SECURITIES			2,980,980,702

	TOTAL GOVERNMENT BONDS			5,810,946,459
	(Cost $5,794,278,481)

STRUCTURED ASSETS - 2.2%

ASSET BACKED - 0.8%
304,471	American Airlines Pass Through Trust	4.950	01/15/23	324,261
412,812	American Airlines Pass Through Trust	4.000	07/15/25	431,389
257,349	American Airlines Pass Through Trust	3.700	10/01/26	263,783
271,177	American Airlines Pass Through Trust	3.375	05/01/27	272,533
190,533	American Airlines Pass Through Trust	3.600	09/22/27	194,572
194,942	American Airlines Pass Through Trust	3.575	01/15/28	199,425
170,450	American Airlines Pass Through Trust	3.200	06/15/28	168,950
300,000	American Airlines Pass Through Trust	3.650	02/15/29	309,000
1,780,000	American Express Credit Account Master Trust	1.930	09/15/22	1,783,910
	Series - 2017 1 (Class A)
18,427	AmeriCredit Automobile Receivables Trust	1.790	03/08/19	18,428
	Series - 2013 2 (Class C)
500,000	AmeriCredit Automobile Receivables Trust	2.420	05/08/19	500,816
	Series - 2013 2 (Class D)
68,320	AmeriCredit Automobile Receivables Trust	2.380	06/10/19	68,418
	Series - 2013 3 (Class C)
3,000,000	AmeriCredit Automobile Receivables Trust	2.510	01/08/21	3,026,539
	Series - 2015 1 (Class C)
1,565,000	AmeriCredit Automobile Receivables Trust	2.730	03/08/21	1,580,175
	Series - 2015 3 (Class C)
955,000	AmeriCredit Automobile Receivables Trust	1.830	12/08/21	946,946
	Series - 2016 4 (Class B)
1,000,000	BMW Vehicle Lease Trust	2.180	06/22/20	1,005,713
	Series - 2017 1 (Class A4)
1,000,000	Capital One Multi-Asset Execution Trust	1.480	07/15/20	1,000,280
	Series - 2014 A5 (Class A)
660,000	Capital One Multi-Asset Execution Trust	5.750	07/15/20	665,852
	Series - 2007 A7 (Class A7)
1,200,000	Capital One Multi-Asset Execution Trust	2.080	03/15/23	1,205,472
	Series - 2015 A2 (Class A2)
1,000,000	CarMax Auto Owner Trust	1.520	02/16/21	997,971
	Series - 2016 2 (Class A3)
205,921	CenterPoint Energy Transition	3.460	08/15/19	207,595
	Series - 0 1 (Class A2)
500,000	CenterPoint Energy Transition Bond Co II LLC	5.302	08/01/20	519,467
	Series - 2005 A (Class A5)
593,279	CenterPoint Energy Transition Bond Co LLC	2.161	10/15/21	596,929
	Series - 2012 1 (Class A2)
1,500,000	Chase Issuance Trust	1.270	07/15/21	1,486,329
	Series - 2016 A5 (Class A5)
1,600,000	Chase Issuance Trust	1.840	04/15/22	1,599,737
	Series - 2015 A4 (Class A4)
1,000,000	Chase Issuance Trust	2.770	03/15/23	1,027,139
	Series - 2014 A2 (Class A2)
145

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		Chase Issuance Trust	2.160%	09/16/24	$993,028
		Series - 2012 A7 (Class A7)
750,000		CitiBank Credit Card Issuance Trust	5.650	09/20/19	756,624
		Series - 2007 A8 (Class A8)
310,000		CitiBank Credit Card Issuance Trust	5.350	02/07/20	316,992
		Series - 2008 A1 (Class A1)
1,000,000		CitiBank Credit Card Issuance Trust	2.150	07/15/21	1,008,169
		Series - 2014 A6 (Class A6)
2,000,000		CitiBank Credit Card Issuance Trust	2.880	01/23/23	2,060,000
		Series - 0 A1 (Class A1)
1,250,000		CitiBank Credit Card Issuance Trust	2.190	11/20/23	1,254,313
		Series - 2016 A2 (Class A2)
650,000	i	CSAIL Commercial Mortgage Trust	4.912	01/15/49	676,261
		Series - 2016 C6 (Class C)
500,000		CSAIL Commercial Mortgage Trust	2.608	11/15/49	497,644
		Series - 2016 C7 (Class A3)
1,250,000		CSAIL Commercial Mortgage Trust	2.970	04/15/50	1,274,124
		Series - 2015 C1 (Class A2)
1,000,000		Discover Card Execution Note Trust	2.120	12/15/21	1,007,442
		Series - 2014 A4 (Class A4)
3,000,000		Discover Card Master Trust	5.650	03/16/20	3,026,600
		Series - 2007 A1 (Class A1)
12,242		FHLMC Multifamily Structured Pass Through Certificates	3.342	12/25/19	12,309
		Series - 2010 K007 (Class A1)
2,064,656		FHLMC Multifamily Structured Pass Through Certificates	1.459	09/25/21	2,050,024
		Series - 2012 K019 (Class A1)
3,000,000		FHLMC Multifamily Structured Pass Through Certificates	2.307	08/25/22	3,007,646
		Series - 2012 K023 (Class A2)
359,512		FHLMC Multifamily Structured Pass Through Certificates	2.779	09/25/22	367,170
		Series - 2013 K030 (Class A1)
500,000		FHLMC Multifamily Structured Pass Through Certificates	2.510	11/25/22	504,659
		Series - 2013 K026 (Class A2)
500,000		FHLMC Multifamily Structured Pass Through Certificates	2.637	01/25/23	507,450
		Series - 2013 K027 (Class A2)
78,504		FHLMC Multifamily Structured Pass Through Certificates	2.669	02/25/23	80,037
		Series - 2013 K034 (Class A1)
3,000,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.060	07/25/23	3,104,689
		Series - 2013 K033 (Class A2)
500,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.531	07/25/23	530,134
		Series - 2013 K034 (Class A2)
1,500,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.527	10/25/23	1,590,846
		Series - 2014 K036 (Class A2)
3,000,000		FHLMC Multifamily Structured Pass Through Certificates	3.023	01/25/25	3,078,332
		Series - 2015 K045 (Class A2)
820,000		Ford Credit Auto Owner Trust	1.320	01/15/19	819,937
		Series - 2013 2013-B (Class C)
500,000		Ford Credit Auto Owner Trust	1.820	11/15/19	500,035
		Series - 2013 2013-B (Class D)
1,135,000		Ford Credit Floorplan Master Owner Trust A	1.950	11/15/21	1,136,349
		Series - 2016 5 (Class A1)
1,900,000		GE Capital Credit Card Master Note Trust	1.360	08/17/20	1,899,823
		Series - 2012 6 (Class A)
1,000,000		GM Financial Automobile Leasing Trust	1.620	09/20/19	999,234
		Series - 2016 2 (Class A3)
227,000		Hyundai Auto Receivables Trust	2.100	11/15/19	228,238
		Series - 2014 B (Class C)
146

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000		Hyundai Auto Receivables Trust	2.300%	07/15/22	$2,012,661
		Series - 2015 B (Class C)
950,000		Mercedes-Benz Auto Receivables Trust	1.260	02/16/21	945,401
		Series - 2016 1 (Class A3)
1,000,000		Nissan Auto Receivables Owner Trust	1.180	01/15/21	992,788
		Series - 2016 C (Class A3)
11,813	i	Residential Funding Mortgage Securities II, Inc (Step Bond)	6.060	02/25/36	12,355
		Series - 2006 HI1 (Class M2)
1,337,202		Santander Drive Auto Receivables Trust	2.270	01/15/19	1,338,951
		Series - 2013 2013-1 (Class D)
17,729		Santander Drive Auto Receivables Trust	1.950	03/15/19	17,732
		Series - 2013 2013-2 (Class C)
919,649		Santander Drive Auto Receivables Trust	2.360	04/15/20	921,658
		Series - 2014 2014-1 (Class C)
572,000		Santander Drive Auto Receivables Trust	2.460	06/15/20	574,518
		Series - 2014 5 (Class C)
910,000		Santander Drive Auto Receivables Trust	3.090	04/15/22	922,689
		Series - 2016 1 (Class C)
263,172		United Airlines Pass Through Trust	4.300	08/15/25	279,620
		Series - 0 2013-1 Cl (Class )
274,136		United Airlines Pass Through Trust	3.750	09/03/26	283,731
		Series - 0 2014-2 Cl (Class )
190,330		United Airlines Pass Through Trust	3.450	12/01/27	194,374
200,000		United Airlines Pass Through Trust	3.100	07/07/28	199,000
200,000		United Airlines Pass Through Trust	3.450	07/07/28	201,500
400,000		United Airlines Pass Through Trust	2.875	10/07/28	392,080
147,653		US Airways Pass Through Trust	4.625	06/03/25	158,502
241,665		US Airways Pass Through Trust	3.950	11/15/25	251,331
15,000	g	Vornado DP LLC	4.004	09/13/28	15,862
		Series - 2010 VNO (Class A2FX)
1,215,000		World Financial Network Credit Card Master Trust	2.550	06/17/24	1,229,109
		Series - 2015 B (Class A)
1,060,000		World Omni Auto Receivables Trust	1.680	12/15/20	1,059,850
		Series - 2014 B (Class A4)
		TOTAL ASSET BACKED			65,693,450

OTHER MORTGAGE BACKED - 1.4%
3,000,000		Barclays Commercial Mortgage Trust	3.674	02/15/50	3,124,277
		Series - 2017 C1 (Class A4)
297,441	i	Bear Stearns Commercial Mortgage Securities	5.694	06/11/50	298,575
		Series - 2007 PW17 (Class A4)
353,355		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	355,061
		Series - 2007 PW18 (Class A4)
1,000,000	i	CD Commercial Mortgage Trust	3.526	11/10/49	1,032,487
		Series - 2016 CD2 (Class A4)
2,000,000		CD Commercial Mortgage Trust	3.631	02/10/50	2,081,850
		Series - 2017 CD3 (Class A4)
750,000		Citigroup Commercial Mortgage Trust	1.987	04/10/46	751,911
		Series - 2013 2013-GC11 (Class A2)
1,053,000		Citigroup Commercial Mortgage Trust	3.422	04/10/46	1,080,573
		Series - 2013 2013-GC11 (Class AS)
255,000		Citigroup Commercial Mortgage Trust	4.023	03/10/47	271,593
		Series - 2014 2014-GC19 (Class A4)
500,000		Citigroup Commercial Mortgage Trust	3.635	10/10/47	519,878
		Series - 2014 2014-GC25 (Class A4)
147

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		Citigroup Commercial Mortgage Trust	3.137%	02/10/48	$1,004,381
		Series - 2015 GC27 (Class A5)
1,000,000		Citigroup Commercial Mortgage Trust	3.571	02/10/48	1,019,788
		Series - 2015 GC27 (Class AS)
1,000,000		Citigroup Commercial Mortgage Trust	3.616	02/10/49	1,036,051
		Series - 2016 GC36 (Class A5)
2,000,000		Citigroup Commercial Mortgage Trust	3.314	04/10/49	2,022,606
		Series - 2016 GC37 (Class A4)
500,000		Citigroup Commercial Mortgage Trust	3.576	04/10/49	501,010
		Series - 2016 GC37 (Class AS)
1,500,000		Citigroup Commercial Mortgage Trust	2.832	08/10/49	1,464,721
		Series - 2016 C2 (Class A4)
447,157	i	Citigroup Commercial Mortgage Trust	6.385	12/10/49	447,950
		Series - 2008 2008-C7 (Class A4)
1,480,000		Citigroup Commercial Mortgage Trust	3.778	09/10/58	1,549,444
		Series - 2015 GC33 (Class A4)
2,000,000		COMM Mortgage Trust	3.039	12/10/18	2,032,626
		Series - 2013 CR13 (Class A2)
580,000		COMM Mortgage Trust	4.063	12/10/44	612,229
		Series - 2012 LC4 (Class AM)
495,062		COMM Mortgage Trust	2.752	08/15/45	503,044
		Series - 2012 CR2 (Class ASB)
743,970		COMM Mortgage Trust	1.906	01/10/46	744,712
		Series - 2013 LC6 (Class A2)
400,000		COMM Mortgage Trust	2.941	01/10/46	404,237
		Series - 2013 LC6 (Class A4)
524,000		COMM Mortgage Trust	3.213	03/10/46	536,121
		Series - 0 CR7 (Class A4)
1,000,000		COMM Mortgage Trust	4.046	10/10/46	1,066,768
		Series - 2013 CR12 (Class A4)
1,000,000		COMM Mortgage Trust	2.928	02/10/47	1,014,043
		Series - 2014 CR15 (Class A2)
500,000		COMM Mortgage Trust	3.961	03/10/47	527,422
		Series - 2014 A5 (Class A5)
970,362		COMM Mortgage Trust	2.840	04/10/47	983,650
		Series - 2014 LC15 (Class A2)
1,000,000		COMM Mortgage Trust	4.051	04/10/47	1,065,045
		Series - 2014 CR16 (Class A4)
1,000,000		COMM Mortgage Trust	3.819	06/10/47	1,046,383
		Series - 2014 UBS3 (Class A4)
1,000,000		COMM Mortgage Trust	3.694	08/10/47	1,037,506
		Series - 2014 UBS4 (Class A5)
1,000,000		COMM Mortgage Trust	3.590	11/10/47	1,036,212
		Series - 2014 CR20 (Class A4)
1,000,000	i	COMM Mortgage Trust	4.339	12/10/47	1,040,353
		Series - 2014 CR21 (Class B)
1,000,000	i	COMM Mortgage Trust	4.404	02/10/48	1,008,854
		Series - 2015 LC19 (Class C)
1,700,000		COMM Mortgage Trust	3.708	07/10/48	1,772,201
		Series - 2015 LC21 (Class A4)
1,000,000		COMM Mortgage Trust	3.432	08/10/48	1,025,851
		Series - 2015 CR24 (Class A4)
1,000,000		COMM Mortgage Trust	3.759	08/10/48	1,046,193
		Series - 2015 CR25 (Class A4)
1,500,000		COMM Mortgage Trust	3.221	10/10/48	1,541,789
		Series - 2015 LC23 (Class A2)
148

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000		COMM Mortgage Trust	3.774%	10/10/48	$1,569,054
		Series - 2015 LC23 (Class A4)
300,000	i	COMM Mortgage Trust	6.335	12/10/49	301,710
		Series - 2008 LS1 (Class ASM)
500,000		COMM Mortgage Trust	4.258	08/10/50	539,052
		Series - 2013 CR11 (Class A4)
2,000,000		DBJPM	2.691	05/10/49	2,028,035
		Series - 2016 C1 (Class A2)
3,500,000		DBJPM	3.276	05/10/49	3,552,629
		Series - 2016 C1 (Class A4)
1,000,000		DBJPM	3.539	05/10/49	1,015,961
		Series - 2016 C1 (Class AM)
135,800		Greenwich Capital Commercial Funding Corp	5.736	12/10/49	135,697
		Series - 2007 GG11 (Class A4)
390,043		GS Mortgage Securities Corp II	3.314	01/10/45	398,050
		Series - 0 GC6 (Class AAB)
300,000		GS Mortgage Securities Corp II	2.943	02/10/46	304,231
		Series - 2013 GC10 (Class A5)
300,000		GS Mortgage Securities Corp II	3.279	02/10/46	305,061
		Series - 2013 GC10 (Class AS)
800,000		GS Mortgage Securities Corp II	3.382	05/10/50	815,954
		Series - 2015 GC30 (Class A4)
1,731,000		GS Mortgage Securities Trust	3.707	08/10/44	1,818,870
		Series - 2011 GC5 (Class A4)
498,119		GS Mortgage Securities Trust	3.482	01/10/45	519,602
		Series - 2012 GC6 (Class A3)
195,000		GS Mortgage Securities Trust	4.740	05/10/45	208,171
		Series - 0 GCJ7 (Class B)
124,410		GS Mortgage Securities Trust	1.840	02/10/46	124,486
		Series - 2013 GC10 (Class A2)
500,000		GS Mortgage Securities Trust	3.135	06/10/46	510,537
		Series - 2013 GC12 (Class A4)
511,000		GS Mortgage Securities Trust	3.813	11/10/46	539,022
		Series - 2013 GC16 (Class AAB)
184,935		GS Mortgage Securities Trust	2.924	01/10/47	187,555
		Series - 2014 GC18 (Class A2)
1,000,000		GS Mortgage Securities Trust	4.074	01/10/47	1,065,915
		Series - 2014 GC18 (Class A4)
1,500,000		GS Mortgage Securities Trust	3.964	11/10/47	1,537,864
		Series - 2014 GC26 (Class AS)
1,900,000		GS Mortgage Securities Trust	3.136	02/10/48	1,909,730
		Series - 2015 GC28 (Class A4)
1,500,000		GS Mortgage Securities Trust	3.178	11/10/49	1,505,586
		Series - 2016 GS4 (Class A3)
1,350,000	i	GS Mortgage Securities Trust	3.925	11/10/49	1,345,448
		Series - 2016 GS4 (Class C)
90,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.633	12/05/27	97,638
		Series - 2009 IWST (Class A2)
3,388		JP Morgan Chase Commercial Mortgage Securities Corp	5.115	07/15/41	3,389
		Series - 2004 LN2 (Class A2)
4,443	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.139	04/17/45	4,443
		Series - 2006 LDP7 (Class AM)
300,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.299	05/15/45	309,109
		Series - 2012 C6 (Class D)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.483	06/15/45	312,006
		Series - 2012 CBX (Class A4)
149

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	3.994%	01/15/46	$533,791
		Series - 2013 C13 (Class A4)
64,345		JP Morgan Chase Commercial Mortgage Securities Corp	1.855	04/15/46	64,345
		Series - 2013 LC11 (Class A2)
421,109		JP Morgan Chase Commercial Mortgage Securities Corp	4.171	08/15/46	448,285
		Series - 2011 C5 (Class A3)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.166	12/15/46	536,904
		Series - 2013 C16 (Class A4)
413,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.702	12/15/47	419,301
		Series - 2013 C10 (Class ASB)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.840	12/15/47	303,550
		Series - 2012 LC9 (Class A5)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.143	12/15/47	511,382
		Series - 2013 C10 (Class A5)
574,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.372	12/15/47	584,888
		Series - 2013 C10 (Class AS)
1,000,000		JP Morgan Chase Commercial Mortgage Securities Trust	2.822	08/15/49	977,397
		Series - 2016 JP2 (Class A4)
500,000		JPMBB Commercial Mortgage Securities Trust	3.801	09/15/47	523,168
		Series - 2014 C22 (Class A4)
1,500,000		JPMBB Commercial Mortgage Securities Trust	2.940	11/15/47	1,529,717
		Series - 2014 C24 (Class A2)
2,000,000		JPMBB Commercial Mortgage Securities Trust	3.322	07/15/48	2,076,819
		Series - 2015 C30 (Class A3)
2,700,000		JPMBB Commercial Mortgage Securities Trust	3.227	10/15/48	2,728,733
		Series - 2015 C28 (Class A4)
1,100,000		JPMBB Commercial Mortgage Securities Trust	3.532	10/15/48	1,108,939
		Series - 2015 C28 (Class AS)
2,000,000		JPMBB Commercial Mortgage Securities Trust	3.770	12/15/48	2,093,600
		Series - 2015 C33 (Class A4)
1,000,000		JPMBB Commercial Mortgage Securities Trust	3.576	03/15/49	1,033,330
		Series - 2016 C1 (Class A5)
500,000		JPMBB Commercial Mortgage Securities Trust	3.970	03/15/49	521,507
		Series - 2016 C1 (Class AS)
500,000	i	JPMBB Commercial Mortgage Securities Trust	4.905	03/15/49	540,545
		Series - 2016 C1 (Class B)
1,000,000	i	JPMDB Commercial Mortgage Securities Trust	3.990	06/15/49	1,027,749
		Series - 2016 C2 (Class B)
154,184	i	LB-UBS Commercial Mortgage Trust	5.452	09/15/39	134,233
		Series - 2006 C6 (Class AJ)
477,606	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	478,223
		Series - 2007 C6 (Class AM)
187,580	i	LB-UBS Commercial Mortgage Trust	5.866	09/15/45	188,761
		Series - 2007 C7 (Class A3)
164,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.506	11/15/45	165,292
		Series - 2012 2012-C6 (Class A3)
60,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.918	02/15/46	60,814
		Series - 2013 2013-C7 (Class A4)
750,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.102	05/15/46	764,981
		Series - 2013 2013-C9 (Class A4)
500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.456	05/15/46	510,292
		Series - 2013 2013-C9 (Class AS)
240,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	3.708	05/15/46	242,189
		Series - 2013 2013-C9 (Class B)
200,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.824	10/15/46	210,663
		Series - 2013 2013-C12 (Class ASB)
150

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$400,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.916%	02/15/47	$406,062
		Series - 2014 2014-C14 (Class A2)
567,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.669	02/15/47	591,007
		Series - 2014 2014-C14 (Class A3)
1,250,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.654	04/15/47	1,315,831
		Series - 2014 2014-C15 (Class ASB)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.892	06/15/47	2,115,220
		Series - 2014 2014-C16 (Class A5)
3,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.249	02/15/48	3,551,152
		Series - 2015 C20 (Class A4)
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.306	04/15/48	1,018,553
		Series - 2015 C22 (Class A4)
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.732	05/15/48	1,046,577
		Series - 2015 C24 (Class A4)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.599	05/15/50	2,066,902
		Series - 2017 C33 (Class A5)
427,633		Morgan Stanley Capital I Trust	5.569	12/15/44	429,943
		Series - 2007 HQ13 (Class A3)
1,250,000		Morgan Stanley Capital I Trust	3.244	03/15/45	1,287,540
		Series - 2012 C4 (Class A4)
535,000		Morgan Stanley Capital I Trust	3.594	03/15/49	553,146
		Series - 2016 UBS9 (Class A4)
521,880		Morgan Stanley Capital I Trust	5.809	12/12/49	523,401
		Series - 2007 IQ16 (Class A4)
74,939		Morgan Stanley Capital I Trust	4.770	07/15/56	74,916
		Series - 0 IQ9 (Class AJ)
70,512	i	TIAA Seasoned Commercial Mortgage Trust	5.475	08/15/39	71,184
		Series - 2007 C4 (Class AJ)
1,500,000		UBS Barclays Commercial Mortgage Trust	3.185	03/10/46	1,534,200
		Series - 2013 C5 (Class A4)
500,000		UBS Barclays Commercial Mortgage Trust	3.244	04/10/46	512,662
		Series - 0 C6 (Class A4)
1,000,000		UBS Barclays Commercial Mortgage Trust	3.525	05/10/63	1,041,081
		Series - 2012 C2 (Class A4)
357,264		UBS Citigroup Commercial Mortgage Trust	3.595	01/10/45	370,369
		Series - 2011 C1 (Class A3)
100,000		UBS Commercial Mortgage Trust	4.822	05/10/45	109,106
		Series - 2012 C1 (Class B)
75,157		Wachovia Bank Commercial Mortgage Trust	5.678	05/15/46	75,097
		Series - 2007 2007-C34 (Class A3)
52,024	i	Wachovia Bank Commercial Mortgage Trust	6.174	02/15/51	51,985
		Series - 2007 2007-C33 (Class A5)
875,000	i	Wells Fargo Commercial Mortgage Trust	3.872	05/15/48	906,308
		Series - 2015 C28 (Class AS)
2,000,000		Wells Fargo Commercial Mortgage Trust	3.695	11/15/48	2,084,051
		Series - 2015 C31 (Class A4)
480,000	i	Wells Fargo Commercial Mortgage Trust	4.224	12/15/48	499,546
		Series - 2015 NXS4 (Class B)
2,000,000		Wells Fargo Commercial Mortgage Trust	2.652	08/15/49	1,926,144
		Series - 2016 BNK1 (Class A3)
500,000		Wells Fargo Commercial Mortgage Trust	2.967	08/15/49	474,588
		Series - 2016 BNK1 (Class B)
1,000,000		Wells Fargo Commercial Mortgage Trust	3.377	11/15/49	995,805
		Series - 2016 NXS6 (Class AS)
117,000		Wells Fargo Commercial Mortgage Trust	3.896	03/15/59	114,025
		Series - 2016 C33 (Class C)
151

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$250,000	i	WF-RBS Commercial Mortgage Trust	4.985%	06/15/45	$255,539
		Series - 0 C7 (Class C)
400,000		WF-RBS Commercial Mortgage Trust	3.001	08/15/45	408,518
		Series - 2012 C8 (Class A3)
775,000		WF-RBS Commercial Mortgage Trust	3.241	12/15/45	782,437
		Series - 2012 C10 (Class AS)
600,000		WF-RBS Commercial Mortgage Trust	3.337	06/15/46	618,534
		Series - 2013 C14 (Class A5)
500,000	i	WF-RBS Commercial Mortgage Trust	4.646	03/15/47	509,086
		Series - 2014 C19 (Class C)
1,000,000	i	WF-RBS Commercial Mortgage Trust	4.723	03/15/47	1,064,746
		Series - 2014 C19 (Class B)
3,000,000		WF-RBS Commercial Mortgage Trust	3.635	05/15/47	3,124,935
		Series - 2014 C20 (Class A3)
500,000		WF-RBS Commercial Mortgage Trust	3.198	03/15/48	512,548
		Series - 2013 C12 (Class A4)
		TOTAL OTHER MORTGAGE BACKED			114,914,342

		TOTAL STRUCTURED ASSETS			180,607,792
		(Cost $180,093,990)

		TOTAL BONDS			8,079,705,249
		(Cost $8,010,707,534)

SHORT-TERM INVESTMENTS - 1.3%
GOVERNMENT AGENCY DEBT - 0.3%
27,650,000		Federal Home Loan Bank (FHLB)	0.650	07/03/17	27,650,000
		TOTAL GOVERNMENT AGENCY DEBT			27,650,000

TREASURY DEBT - 1.0%
17,235,000		United States Treasury Bill	0.771	07/06/17	17,233,949
24,985,000		United States Treasury Bill	0.836	07/13/17	24,979,678
15,790,000		United States Treasury Bill	0.791	07/20/17	15,784,047
18,745,000		United States Treasury Bill	0.866	07/27/17	18,734,747
		TOTAL TREASURY DEBT			76,732,421

		TOTAL SHORT-TERM INVESTMENTS			104,382,421
		(Cost $104,376,906)

		TOTAL INVESTMENTS - 100.7%			8,184,087,670
		(Cost $8,115,084,440)
		OTHER ASSETS & LIABILITIES, NET - (0.7)%			(59,461,527)
		NET ASSETS - 100.0%			$8,124,626,143

Abbreviation(s):
REIT	Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2017, the aggregate value of these securities was $38,366,459 or 0.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
152

TIAA-CREF FUNDS - Bond Plus Fund

TIAA-CREF FUNDS

BOND PLUS FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2017

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 3.7%

AUTOMOBILES & COMPONENTS - 0.2%
$1,950,263	i	Dealer Tire LLC	5.060%	12/22/21	$1,974,641
2,792,092	i	Gates Global LLC	4.546	04/01/24	2,789,551
		TOTAL AUTOMOBILES & COMPONENTS			4,764,192

CAPITAL GOODS - 0.1%
937,599	i	Manitowoc Foodservice, Inc	4.226	03/03/23	945,803
400,000	i	Penn Engineering & Manufacturing Corp	3.970	06/13/24	400,000
497,512	i	Proampac PG Borrower LLC	5.180	11/20/23	502,179
2,529,745	i	TransDigm, Inc	4.230	06/09/23	2,524,559
		TOTAL CAPITAL GOODS			4,372,541

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
2,000,000	i	Clean Harbors, Inc	2.000	06/28/24	2,002,500
2,985,072	i	Creative Artists Agency LLC	4.660	02/15/24	3,002,475
348,000	i	Donnelley Financial Solutions, Inc	5.080	09/29/23	351,191
3,198,399	i	TransUnion LLC	3.726	04/09/23	3,216,662
1,150,899	i	WASH Multifamily Laundry Systems LLC	4.290	05/16/22	1,150,899
201,556	i	WASH Multifamily Laundry Systems LLC	4.250	05/14/22	201,556
1,193,773	i	XPO Logistics, Inc	3.410	11/01/21	1,195,993
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			11,121,276

CONSUMER DURABLES & APPAREL - 0.0%
1,476,107	i	Academy Ltd	5.170	07/01/22	1,141,031
987,444	i	FullBeauty Brands Holdings Corp	5.980	10/14/22	606,043
		TOTAL CONSUMER DURABLES & APPAREL			1,747,074

CONSUMER SERVICES - 0.8%
2,786,373	i	Allied Universal Holdco LLC	5.046	07/28/22	2,792,169
4,800,000	i	Jackson Hewitt Tax Service, Inc	8.172	07/30/20	4,560,000
3,330,832	i	KinderCare Education LLC	5.046	08/12/22	3,345,421
1,488,750	i	Monitronics International, Inc	6.800	09/30/22	1,501,151
990,000	i	nThrive Inc	5.726	10/20/22	994,336
1,647,624	i	Prime Security Services Borrower LLC	3.970	05/02/22	1,646,603
3,156,323	i	ProQuest LLC	5.476	10/24/21	3,166,203
2,296,866	i	Scientific Games International, Inc	5.080	10/01/21	2,318,249
3,813,015	i	Spin Holdco, Inc	4.966	11/14/22	3,788,231
1,000,000	i	Spin Holdco, Inc	4.966	11/14/22	993,500
3,582,813	h,i	Sterling Midco Holdings, Inc	5.480	06/20/22	3,573,856
		TOTAL CONSUMER SERVICES			28,679,719

ENERGY - 0.2%
1,435,000	i	California Resources Corp	11.534	12/31/21	1,513,925
3,000,000	h,i	Ultra Resources, Inc	4.120	04/12/24	2,977,500
		TOTAL ENERGY			4,491,425
153

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
FOOD & STAPLES RETAILING - 0.2%
$2,396,011	i	Albertsons LLC	3.976%	08/25/21	$2,363,665
114,000	i	Albertsons LLC	4.251	06/22/23	112,623
1,588,000	i	Give & Go Prepared Foods Corp	6.730	07/29/23	1,603,880
1,000,000	i	Rite Aid Corp	5.980	08/21/20	1,007,500
1,500,000	i	Rite Aid Corp	5.105	06/21/21	1,503,750
		TOTAL FOOD & STAPLES RETAILING			6,591,418

FOOD, BEVERAGE & TOBACCO - 0.0%
727,273	i	Post Holdings, Inc	3.470	05/24/24	727,789
872,727	i	Post Holdings, Inc	3.470	05/24/24	873,347
		TOTAL FOOD, BEVERAGE & TOBACCO			1,601,136

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
1,185,871	i	Capsugel Holdings US, Inc	4.230	07/31/21	1,185,278
648,391	i	Change Healthcare Holdings LLC	3.980	03/01/24	648,118
2,381,713	i	Cotiviti Corp	3.800	09/28/23	2,384,690
100,000	i	Envision Healthcare Corp	3.750	12/31/23	100,400
880,799	i	Greatbatch Ltd	4.710	10/27/22	883,442
335,821	i	inVentiv Group Holdings, Inc	4.950	11/09/23	336,240
1,275,000	i	inVentiv Group Holdings, Inc	3.431	06/26/24	1,276,594
2,128,554	i	Nature’s Bounty Co	4.796	05/05/23	2,129,703
1,974,874	i	Onex Schumacher Finance LP	5.230	07/29/22	1,974,045
223,875	i	Press Ganey Holdings, Inc	4.480	10/23/23	224,435
1,300,000	i	Surgery Center Holdings, Inc	4.250	06/20/24	1,304,069
3,640,875	i	Tennessee Merger Sub, Inc	3.976	02/06/24	3,607,889
3,267,079	i	VCVH Holding Corp	6.300	06/01/23	3,258,911
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			19,313,814

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
1,050,000	i	Sally Holdings LLC	2.500	06/23/24	1,050,000
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,050,000

INSURANCE - 0.0%
224,443	i	Acrisure LLC	6.296	11/22/23	226,313
483,827	i	AssuredPartners, Inc	4.730	10/21/22	483,323
1,100,000	i	Asurion LLC	8.726	03/03/21	1,104,125
351,034	i	Asurion LLC	4.267	11/03/23	352,789
		TOTAL INSURANCE			2,166,550

MATERIALS - 0.1%
800,000	i	Flex Acquisition Co, Inc	4.398	12/31/23	801,832
691,250	i	GCP Applied Technologies, Inc	4.480	02/03/22	693,842
1,377,847	i	Plaze, Inc	4.550	07/29/22	1,381,870
746,250	i	Quikrete Holdings, Inc	3.980	11/15/23	744,071
800,000	i	Solenis International LP	7.952	07/29/22	799,600
1,616,633	i	Tronox Pigments BV	4.800	03/19/20	1,624,717
		TOTAL MATERIALS			6,045,932
154

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
MEDIA - 0.4%
$2,034,863	i	CDS US Intermediate Holdings, Inc	5.300%	07/08/22	$2,042,494
400,000	i	CDS US Intermediate Holdings, Inc	5.300	07/08/22	401,500
1,558,594	i	CSC Holdings LLC	3.460	07/17/25	1,546,515
870,625	i	EIG Investors Corp	5.240	02/09/23	872,436
675,000	i	Lions Gate Entertainment Corp	4.230	12/08/23	678,584
426,390	i	Match Group, Inc	4.367	11/16/22	427,456
640,364	i	Nexstar Broadcasting, Inc	3.943	01/17/24	641,395
63,116	i	Nexstar Broadcasting, Inc	4.240	01/17/24	63,218
1,546,171	i	Time, Inc	4.476	04/26/21	1,546,171
3,182,613	h,i	Univision Communications, Inc	3.980	03/15/24	3,117,624
1,346,642	i	Virgin Media Bristol LLC	3.910	01/31/25	1,346,306
		TOTAL MEDIA			12,683,699

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
155,565	i	Valeant Pharmaceuticals International, Inc	5.830	04/01/22	157,607
1,495,750	i	Vizient, Inc	4.726	02/13/23	1,507,596
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,665,203

REAL ESTATE - 0.1%
3,835,731	i	DTZ US Borrower LLC	4.447	11/04/21	3,828,060
320,938	i	MGM Growth Properties	3.476	04/25/23	321,220
		TOTAL REAL ESTATE			4,149,280

RETAILING - 0.3%
2,992,572	i	Bass Pro Group LLC	6.296	12/15/23	2,904,291
2,604,872	i	CHI Doors Holdings Corp	4.480	07/31/22	2,589,686
982,117	i	Men’s Wearhouse, Inc	4.560	06/18/21	938,541
2,964,723	i	PetSmart, Inc	4.220	03/11/22	2,753,901
		TOTAL RETAILING			9,186,419

SOFTWARE & SERVICES - 0.4%
2,679,750	i	DTI Holdco, Inc	6.420	09/30/23	2,612,756
1,325,000	i	First Data Corp	3.466	07/08/22	1,322,310
949,990	i	Infor US, Inc	4.050	02/01/22	943,378
2,125,165	i	Mitchell International, Inc	4.670	10/13/20	2,134,473
3,000,000	i	Mitchell International, Inc	8.672	10/11/21	3,017,820
153,506	i	SS&C European Holdings SARL	3.480	07/08/22	154,034
2,530,829	i	SS&C Technologies, Inc	3.480	07/08/22	2,539,535
		TOTAL SOFTWARE & SERVICES			12,724,306

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
1,470,420	i	MKS Instruments, Inc	3.980	05/01/23	1,474,096
1,175,000	i	MTS Systems Corp	5.330	07/05/23	1,183,813
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,657,909

TELECOMMUNICATION SERVICES - 0.0%
1,185,045	i	CNT Holdings III Corp	4.510	01/22/23	1,183,066
		TOTAL TELECOMMUNICATION SERVICES			1,183,066

UTILITIES - 0.0%
995,006	i	Talen Energy Supply LLC	5.226	07/14/23	921,008
		TOTAL UTILITIES			921,008
		TOTAL BANK LOAN OBLIGATIONS			137,115,967
		(Cost $137,545,048)
155

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BONDS - 95.0%

CORPORATE BONDS - 33.7%

AUTOMOBILES & COMPONENTS - 0.6%
$350,000	g	Adient Global Holdings Ltd	4.875%	08/15/26	$350,875
720,000	g	Allison Transmission, Inc	5.000	10/01/24	738,000
1,900,000	g	BMW US Capital LLC	2.000	04/11/21	1,882,712
1,500,000	g	Dana Financing Luxembourg Sarl	6.500	06/01/26	1,596,562
950,000		Delphi Automotive plc	3.150	11/19/20	970,377
625,000		Delphi Automotive plc	4.400	10/01/46	624,105
900,000		Ford Motor Co	4.346	12/08/26	926,876
1,000,000		Ford Motor Co	7.450	07/16/31	1,264,497
1,500,000		Ford Motor Co	4.750	01/15/43	1,449,757
2,575,000		General Motors Co	3.500	10/02/18	2,620,276
1,350,000		General Motors Co	6.600	04/01/36	1,565,675
1,325,000		General Motors Co	6.250	10/02/43	1,473,497
750,000		General Motors Co	6.750	04/01/46	890,594
800,000		Goodyear Tire & Rubber Co	5.000	05/31/26	828,000
2,400,000	g	Hyundai Capital Services, Inc	3.000	03/06/22	2,390,282
250,000	g,o	IHO Verwaltungs GmbH	4.125	09/15/21	254,688
250,000	g,o	IHO Verwaltungs GmbH	4.500	09/15/23	253,750
250,000	g,o	IHO Verwaltungs GmbH	4.750	09/15/26	252,813
1,450,000		Magna International, Inc	3.625	06/15/24	1,488,938
1,850,000	g	Schaeffler Finance BV	4.750	05/15/23	1,905,500
600,000		Tenneco, Inc	5.000	07/15/26	606,750
175,000	g	ZF North America Capital, Inc	4.500	04/29/22	183,750
350,000	g	ZF North America Capital, Inc	4.750	04/29/25	369,250
		TOTAL AUTOMOBILES & COMPONENTS			24,887,524

BANKS - 4.9%
1,900,000	g,i	Akbank TAS	7.200	03/16/27	1,988,158
1,500,000		Australia & New Zealand Banking Group Ltd	2.625	05/19/22	1,501,740
1,500,000	g	Banco de Bogota S.A.	6.250	05/12/26	1,597,680
3,000,000	g	Banco Nacional de Comercio Exterior SNC	4.375	10/14/25	3,105,000
25,000		Bank of America Corp	6.000	09/01/17	25,172
5,000,000		Bank of America Corp	1.950	05/12/18	5,005,335
1,000,000		Bank of America Corp	5.490	03/15/19	1,052,467
10,000,000		Bank of America Corp	2.250	04/21/20	10,003,350
3,225,000		Bank of America Corp	2.151	11/09/20	3,210,120
2,150,000		Bank of America Corp	3.875	08/01/25	2,224,403
4,200,000		Bank of America Corp	3.248	10/21/27	4,059,065
2,125,000	i	Bank of America Corp	3.824	01/20/28	2,162,126
5,000,000	g	Bank of Montreal	2.500	01/11/22	5,031,035
950,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	952,859
1,250,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	1,265,039
1,550,000		Barclays plc	3.650	03/16/25	1,542,923
650,000	g	BNP Paribas S.A.	3.800	01/10/24	676,757
650,000	g	BPCE S.A.	3.000	05/22/22	655,850
156

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$375,000		Branch Banking & Trust Co	2.300%	10/15/18	$377,396
2,000,000	g	Caixa Economica Federal	3.500	11/07/22	1,925,000
2,000,000		Capital One Bank USA NA	1.500	03/22/18	1,996,350
2,350,000		Capital One Bank USA NA	2.950	07/23/21	2,367,131
300,000		Capital One Bank USA NA	3.375	02/15/23	302,523
5,000,000		CitiBank NA	2.100	06/12/20	5,001,865
9,200,000		Citigroup, Inc	3.200	10/21/26	8,948,150
2,150,000	i	Citigroup, Inc	3.887	01/10/28	2,185,198
575,000		Citizens Bank NA	2.550	05/13/21	575,426
950,000		Citizens Bank NA	2.650	05/26/22	947,334
1,325,000		Compass Bank	2.875	06/29/22	1,319,795
2,700,000		Cooperatieve Rabobank UA	2.500	01/19/21	2,715,749
6,825,000		Cooperatieve Rabobank UA	3.750	07/21/26	6,824,563
1,150,000	g	Credit Agricole S.A.	2.500	04/15/19	1,161,307
1,075,000	g	Credit Agricole S.A.	2.375	07/01/21	1,070,729
400,000		Discover Bank	3.100	06/04/20	407,588
1,206,000		Discover Bank	3.200	08/09/21	1,228,188
2,250,000	g	GTH Finance BV	7.250	04/26/23	2,481,772
500,000	g	HSBC Bank plc	4.125	08/12/20	527,933
4,075,000		HSBC Holdings plc	2.650	01/05/22	4,061,214
2,575,000	i	HSBC Holdings plc	3.262	03/13/23	2,623,508
2,500,000		HSBC Holdings plc	3.900	05/25/26	2,580,762
750,000		HSBC Holdings plc	4.375	11/23/26	778,295
1,250,000	i	HSBC Holdings plc	4.041	03/13/28	1,294,861
675,000	i	HSBC Holdings plc	6.000	12/30/49	697,950
3,700,000		HSBC USA, Inc	1.625	01/16/18	3,701,280
3,000,000		JPMorgan Chase & Co	2.000	08/15/17	3,002,148
1,000,000		JPMorgan Chase & Co	1.800	01/25/18	1,001,247
5,000,000		JPMorgan Chase & Co	2.250	01/23/20	5,015,180
3,275,000		JPMorgan Chase & Co	2.295	08/15/21	3,255,628
2,175,000	i	JPMorgan Chase & Co	2.776	04/25/23	2,178,661
700,000		JPMorgan Chase & Co	2.700	05/18/23	692,231
5,000,000		JPMorgan Chase & Co	3.875	09/10/24	5,159,145
2,000,000		JPMorgan Chase & Co	3.200	06/15/26	1,976,730
4,075,000		JPMorgan Chase & Co	2.950	10/01/26	3,933,202
400,000	i	JPMorgan Chase & Co	5.150	12/30/49	411,800
775,000		KeyBank NA	2.500	12/15/19	782,766
675,000		Lloyds Banking Group plc	3.000	01/11/22	681,594
775,000	g	Macquarie Bank Ltd	2.600	06/24/19	781,584
2,200,000		Manufacturers & Traders Trust Co	2.100	02/06/20	2,203,069
2,575,000		Mitsubishi UFJ Financial Group, Inc	3.677	02/22/27	2,657,964
1,725,000	g	Mitsubishi UFJ Trust & Banking Corp	2.450	10/16/19	1,736,250
2,650,000		National Australia Bank Ltd	2.500	07/12/26	2,501,229
1,675,000		PNC Bank NA	2.200	01/28/19	1,684,063
2,025,000		PNC Bank NA	2.250	07/02/19	2,039,884
3,500,000		PNC Bank NA	2.600	07/21/20	3,549,266
3,000,000		PNC Bank NA	2.950	01/30/23	3,030,573
2,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	2,611,163
700,000	g,i	Rabobank Nederland NV	11.000	12/30/49	813,050
3,000,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	3,036,360
2,000,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	2,014,856
1,500,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	1,509,177
2,800,000		Sumitomo Mitsui Financial Group, Inc	2.442	10/19/21	2,787,974
157

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,350,000		SunTrust Banks, Inc	2.900%	03/03/21	$1,370,459
575,000		SunTrust Banks, Inc	2.750	05/01/23	573,124
575,000		Synchrony Bank	3.000	06/15/22	572,340
2,700,000		Toronto-Dominion Bank	2.500	12/14/20	2,730,910
475,000	i	Toronto-Dominion Bank	3.625	09/15/31	471,286
2,500,000	g,i	Turkiye Garanti Bankasi AS.	6.125	05/24/27	2,474,830
1,125,000	g	Turkiye Is Bankasi	5.500	04/21/22	1,129,016
1,725,000	g	Turkiye Is Bankasi	6.125	04/25/24	1,748,274
400,000		UnionBanCal Corp	3.500	06/18/22	411,996
1,700,000	i	Westpac Banking Corp	4.322	11/23/31	1,742,558
2,400,000	g	Yapi ve Kredi Bankasi AS.	5.850	06/21/24	2,382,480
2,000,000	g	Zenith Bank plc	7.375	05/30/22	1,959,524
		TOTAL BANKS			182,774,537

CAPITAL GOODS - 0.9%
2,000,000	g	Adani Ports & Special Economic Zone Ltd	3.950	01/19/22	2,047,457
2,100,000	g	Adani Ports & Special Economic Zone Ltd	4.000	07/30/27	2,077,690
1,200,000		Air Lease Corp	3.875	04/01/21	1,251,642
1,300,000		Anixter, Inc	5.125	10/01/21	1,384,500
600,000	g	Cloud Crane LLC	10.125	08/01/24	658,500
150,000		Eaton Corp	4.000	11/02/32	155,349
1,650,000		Embraer Netherlands Finance BV	5.400	02/01/27	1,724,250
75,000		General Electric Co	5.250	12/06/17	76,232
1,525,000	g	Gold Fields Orogen Holding BVI Ltd	4.875	10/07/20	1,532,625
900,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	921,807
1,675,000		Lockheed Martin Corp	2.500	11/23/20	1,697,847
750,000		Manitowoc Foodservice, Inc	9.500	02/15/24	870,000
1,475,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	1,485,517
375,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	382,318
2,200,000	g	Myriad International Holdings BV	4.850	07/06/27	2,205,500
975,000	g	Parker-Hannifin Corp	3.250	03/01/27	985,077
1,750,000		Rockwell Collins, Inc	3.500	03/15/27	1,774,752
675,000		Roper Technologies, Inc	3.800	12/15/26	693,602
2,250,000	g	Siemens Financieringsmaatschappij NV	1.700	09/15/21	2,197,730
2,250,000	g	Siemens Financieringsmaatschappij NV	2.350	10/15/26	2,124,614
1,790,000	g	Stena AB	7.000	02/01/24	1,660,225
475,000		Textron, Inc	3.875	03/01/25	487,975
2,350,000		Timken Co	3.875	09/01/24	2,341,054
1,570,000	g	TSMC Global Ltd	1.625	04/03/18	1,566,857
1,650,000		United Technologies Corp	3.750	11/01/46	1,618,143
		TOTAL CAPITAL GOODS			33,921,263

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
750,000		AECOM	5.750	10/15/22	784,687
3,150,000		AECOM	5.875	10/15/24	3,425,625
1,975,000		Clean Harbors, Inc	5.125	06/01/21	2,016,969
2,750,000	g	Daimler Finance North America LLC	2.200	10/30/21	2,716,414
725,000		Equifax, Inc	3.250	06/01/26	708,427
449,000	g	Herc Rentals, Inc	7.750	06/01/24	473,695
400,000	g	KAR Auction Services, Inc	5.125	06/01/25	407,500
670,000		Republic Services, Inc	3.800	05/15/18	681,846
1,000,000		Republic Services, Inc	3.550	06/01/22	1,040,709
1,525,000		Republic Services, Inc	3.200	03/15/25	1,537,134
158

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,550,000		Republic Services, Inc	2.900%	07/01/26	$1,519,811
200,000	g	Ritchie Bros Auctioneers, Inc	5.375	01/15/25	208,500
1,000,000		RR Donnelley & Sons Co	7.875	03/15/21	1,082,500
25,000		RR Donnelley & Sons Co	7.000	02/15/22	26,156
675,000		RR Donnelley & Sons Co	6.500	11/15/23	673,312
975,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	760,500
1,425,000		United Rentals North America, Inc	5.500	07/15/25	1,492,688
1,550,000		Waste Management, Inc	2.900	09/15/22	1,586,081
375,000		Waste Management, Inc	2.400	05/15/23	370,005
475,000		Waste Management, Inc	3.900	03/01/35	490,903
550,000		Waste Management, Inc	4.100	03/01/45	577,234
1,400,000	g	XPO Logistics, Inc	6.500	06/15/22	1,471,750
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			24,052,446

CONSUMER DURABLES & APPAREL - 0.5%
1,000,000		DR Horton, Inc	5.750	08/15/23	1,134,309
1,800,000	g	Golden Legacy Pte Ltd	8.250	06/07/21	1,920,207
325,000	g	Hanesbrands, Inc	4.625	05/15/24	329,875
2,000,000		KB Home	4.750	05/15/19	2,060,000
4,000,000		Lennar Corp	4.750	04/01/21	4,240,000
2,250,000		Lennar Corp	4.500	04/30/24	2,325,600
725,000		Newell Rubbermaid, Inc	3.150	04/01/21	742,161
625,000		Newell Rubbermaid, Inc	3.900	11/01/25	647,270
1,275,000		Newell Rubbermaid, Inc	4.200	04/01/26	1,353,907
600,000		PulteGroup, Inc	5.500	03/01/26	639,000
1,870,000		Standard Pacific Corp	5.875	11/15/24	2,026,613
225,000		Whirlpool Corp	3.700	03/01/23	232,768
		TOTAL CONSUMER DURABLES & APPAREL			17,651,710

CONSUMER SERVICES - 1.1%
1,300,000	g	1011778 BC ULC / New Red Finance Inc	4.250	05/15/24	1,291,797
1,825,000		ADT Corp	6.250	10/15/21	1,986,969
1,035,000		ADT Corp	3.500	07/15/22	1,001,052
4,000,000		Amherst College	4.100	11/01/45	4,237,248
1,500,000		Aramark Services, Inc	5.125	01/15/24	1,576,875
4,150,000	g	Aramark Services, Inc	5.000	04/01/25	4,383,438
1,000,000		Aramark Services, Inc	4.750	06/01/26	1,037,500
1,650,000	g	Arcos Dorados Holdings, Inc	5.875	04/04/27	1,654,422
600,000		Boyd Gaming Corp	6.375	04/01/26	648,750
1,200,000	g	Cott Holdings, Inc	5.500	04/01/25	1,224,000
2,815,000		Duke University	3.299	10/01/46	2,697,820
600,000	g	Hilton Domestic Operating Co, Inc	4.250	09/01/24	608,250
2,000,000	g	Hilton Worldwide Finance LLC	4.625	04/01/25	2,062,500
480,000	g	International Game Technology	5.625	02/15/20	510,312
1,070,000	g	International Game Technology	6.250	02/15/22	1,168,975
2,070,000	g	International Game Technology	6.500	02/15/25	2,271,825
720,000	g	KFC Holding Co	4.750	06/01/27	735,300
625,000	g	Live Nation Entertainment, Inc	4.875	11/01/24	634,375
1,500,000		MGM Resorts International	6.750	10/01/20	1,661,850
600,000	g	Pinnacle Entertainment, Inc	5.625	05/01/24	624,000
2,350,000	g	Prime Security Services Borrower LLC	9.250	05/15/23	2,553,651
1,000,000	g	Scientific Games International, Inc	7.000	01/01/22	1,065,000
1,000,000		Scientific Games International, Inc	10.000	12/01/22	1,096,250
159

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000	g	ServiceMaster Co LLC	5.125%	11/15/24	$2,070,000
1,335,000		Speedway Motorsports, Inc	5.125	02/01/23	1,355,025
		TOTAL CONSUMER SERVICES			40,157,184

DIVERSIFIED FINANCIALS - 4.2%
2,000,000		AerCap Ireland Capital Ltd	4.625	07/01/22	2,143,218
2,100,000		Aircastle Ltd	4.125	05/01/24	2,134,125
3,000,000		Ally Financial, Inc	4.750	09/10/18	3,082,500
875,000		American Express Centurion Bank	6.000	09/13/17	882,149
2,600,000		American Express Credit Corp	2.700	03/03/22	2,621,616
1,975,000		American Express Credit Corp	3.300	05/03/27	1,969,069
2,000,000	g,i	Banco Mercantil del Norte S.A.	5.750	10/04/31	1,996,000
275,000		Bank of New York Mellon Corp	5.450	05/15/19	292,997
2,050,000		Bank of New York Mellon Corp	2.500	04/15/21	2,066,084
2,350,000	g	Bayer US Finance LLC	2.375	10/08/19	2,368,816
2,775,000		Berkshire Hathaway, Inc	3.125	03/15/26	2,806,493
4,000,000	g,i	CAELUS RE V Ltd	4.261	06/05/20	4,001,600
1,950,000		Capital One Financial Corp	3.050	03/09/22	1,965,111
1,950,000		Capital One Financial Corp	3.750	03/09/27	1,943,132
1,225,000		Credit Suisse	2.300	05/28/19	1,233,107
1,400,000	g	Credit Suisse Group AG.	3.574	01/09/23	1,435,498
775,000	g	Credit Suisse Group AG.	4.282	01/09/28	801,186
4,075,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	4,200,579
2,325,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	2,349,278
1,475,000	g	EDP Finance BV	3.625	07/15/24	1,463,849
1,550,000		Ford Motor Credit Co LLC	2.425	06/12/20	1,548,572
3,600,000		Ford Motor Credit Co LLC	3.200	01/15/21	3,653,676
1,000,000		Ford Motor Credit Co LLC	5.750	02/01/21	1,100,253
2,200,000		Ford Motor Credit Co LLC	3.339	03/28/22	2,232,173
2,800,000		Ford Motor Credit Co LLC	4.134	08/04/25	2,848,569
4,088,000		GE Capital International Funding Co	2.342	11/15/20	4,120,324
407,000		GE Capital International Funding Co	4.418	11/15/35	443,442
115,000		General Electric Capital Corp	6.875	01/10/39	166,886
15,000,000		General Motors Financial Co, Inc	2.400	04/10/18	15,056,325
3,450,000		General Motors Financial Co, Inc	3.200	07/06/21	3,488,457
3,000,000		General Motors Financial Co, Inc	3.450	04/10/22	3,048,870
1,325,000		General Motors Financial Co, Inc	3.950	04/13/24	1,343,484
2,890,000		Goldman Sachs Group, Inc	2.375	01/22/18	2,902,852
1,050,000		Goldman Sachs Group, Inc	3.500	01/23/25	1,061,498
725,000	i	Goldman Sachs Group, Inc	3.691	06/05/28	727,958
1,425,000		Goldman Sachs Group, Inc	4.800	07/08/44	1,582,360
4,350,000		Goldman Sachs Group, Inc	4.750	10/21/45	4,819,874
2,000,000	g	GrupoSura Finance S.A.	5.500	04/29/26	2,152,500
1,000,000		Icahn Enterprises LP	5.875	02/01/22	1,023,750
2,000,000		ICICI Bank Ltd	3.125	08/12/20	2,014,272
1,000,000	g	ICICI Bank Ltd	4.000	03/18/26	1,010,256
1,300,000		International Lease Finance Corp	3.875	04/15/18	1,319,795
2,000,000		International Lease Finance Corp	5.875	08/15/22	2,257,668
300,000		Legg Mason, Inc	2.700	07/15/19	302,534
425,000		Legg Mason, Inc	3.950	07/15/24	431,215
850,000	g	Lincoln Finance Ltd	7.375	04/15/21	901,000
5,275,000		Morgan Stanley	1.875	01/05/18	5,281,372
1,800,000		Morgan Stanley	2.750	05/19/22	1,799,406
160

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,700,000		Morgan Stanley	3.700%	10/23/24	$4,823,822
4,575,000		Morgan Stanley	3.125	07/27/26	4,448,492
1,625,000		Morgan Stanley	3.625	01/20/27	1,635,371
250,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	278,037
1,575,000		Navient Corp	4.875	06/17/19	1,638,000
400,000		Navient Corp	6.625	07/26/21	430,500
1,500,000	g	Nederlandse Waterschapsbank NV	1.875	04/14/22	1,481,648
1,325,000		Raymond James Financial, Inc	4.950	07/15/46	1,439,927
2,500,000	g,i	Residential Reinsurance 2016 Ltd	4.261	06/06/20	2,495,000
4,500,000	g,i	Sanders Re Ltd	4.126	12/06/21	4,500,900
2,975,000		Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	2,909,422
1,485,000		Synchrony Financial	1.875	08/15/17	1,485,330
1,325,000		TD Ameritrade Holding Corp	3.300	04/01/27	1,321,722
1,770,000		Trustees of Boston College	2.912	07/01/23	1,780,786
1,400,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	1,430,075
2,275,000	g	UBS Group Funding Jersey Ltd	2.650	02/01/22	2,269,924
1,975,000		Unilever Capital Corp	2.900	05/05/27	1,948,561
5,250,000		Wells Fargo & Co	2.100	07/26/21	5,179,913
2,125,000		Wells Fargo & Co	3.069	01/24/23	2,153,239
2,125,000	i	Wells Fargo & Co	3.584	05/22/28	2,147,206
		TOTAL DIVERSIFIED FINANCIALS			156,193,623

ENERGY - 3.0%
600,000		AmeriGas Partners LP	5.625	05/20/24	619,500
400,000		AmeriGas Partners LP	5.875	08/20/26	410,000
800,000		Anadarko Petroleum Corp	5.550	03/15/26	894,085
1,111,000		BP Capital Markets plc	2.315	02/13/20	1,121,119
4,500,000		BP Capital Markets plc	3.588	04/14/27	4,566,402
173,000		California Resources Corp	6.000	11/15/24	89,960
430,000		Calumet Specialty Products Partners LP	6.500	04/15/21	371,950
500,000		Calumet Specialty Products Partners LP	7.625	01/15/22	437,500
400,000		Calumet Specialty Products Partners LP	7.750	04/15/23	348,000
1,425,000	g	Cenovus Energy, Inc	4.250	04/15/27	1,357,635
1,325,000	g	Cenovus Energy, Inc	5.400	06/15/47	1,238,300
300,000		Cheniere Corpus Christi Holdings LLC	7.000	06/30/24	334,500
1,500,000		Cheniere Corpus Christi Holdings LLC	5.875	03/31/25	1,599,375
2,100,000		Cloud Peak Energy Resources LLC	12.000	11/01/21	2,163,000
1,950,000		Concho Resources, Inc	5.500	04/01/23	2,003,625
2,325,000	g	Crestwood Midstream Partners LP	5.750	04/01/25	2,319,187
1,350,000		Devon Energy Corp	4.750	05/15/42	1,310,519
1,750,000		Dynegy, Inc	6.750	11/01/19	1,804,687
1,500,000		Ecopetrol S.A.	5.375	06/26/26	1,560,000
725,000		Enbridge Energy Partners LP	4.375	10/15/20	763,018
1,400,000		Enbridge Energy Partners LP	5.875	10/15/25	1,597,228
1,075,000		EnCana Corp	3.900	11/15/21	1,095,629
1,975,000		EnLink Midstream Partners LP	4.850	07/15/26	2,055,021
700,000		Enterprise Products Operating LLC	2.850	04/15/21	707,862
2,100,000		Enterprise Products Operating LLC	3.750	02/15/25	2,162,767
1,025,000		Enterprise Products Operating LLC	3.700	02/15/26	1,044,065
750,000		Enterprise Products Operating LLC	4.450	02/15/43	746,329
675,000		Enterprise Products Operating LLC	4.850	03/15/44	716,488
75,000		Enterprise Products Operating LLC	5.100	02/15/45	82,469
5,000,000	i	Enterprise Products Operating LLC	7.034	01/15/68	5,120,000
161

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$675,000		EP Energy LLC	9.375%	05/01/20	$532,406
1,800,000		EP Energy LLC	6.375	06/15/23	1,057,500
2,400,000		Exterran Partners LP	6.000	04/01/21	2,340,000
1,100,000		Ferrellgas Partners LP	6.500	05/01/21	1,039,500
1,000,000		Ferrellgas Partners LP	6.750	06/15/23	930,000
700,000		Hess Corp	4.300	04/01/27	683,820
600,000		Husky Energy, Inc	3.950	04/15/22	620,148
1,375,000		Kinder Morgan, Inc	2.000	12/01/17	1,375,753
1,000,000		Kinder Morgan, Inc	3.450	02/15/23	1,005,990
400,000		Kinder Morgan, Inc	5.300	12/01/34	412,266
940,000		Kinder Morgan, Inc	5.400	09/01/44	949,249
275,000		Magellan Midstream Partners LP	4.250	09/15/46	268,910
975,000		Marathon Oil Corp	2.700	06/01/20	966,322
800,000		Marathon Petroleum Corp	3.625	09/15/24	808,418
375,000		Murphy Oil Corp	6.875	08/15/24	391,875
500,000		Murphy Oil USA, Inc	6.000	08/15/23	527,500
450,000		Murphy Oil USA, Inc	5.625	05/01/27	468,000
300,000		Newfield Exploration Co	5.750	01/30/22	315,750
900,000		Newfield Exploration Co	5.625	07/01/24	938,250
621,000		Noble Energy, Inc	5.625	05/01/21	638,799
300,000		Noble Energy, Inc	3.900	11/15/24	308,295
750,000		Oasis Petroleum, Inc	6.875	03/15/22	727,500
1,800,000		ONE Gas, Inc	2.070	02/01/19	1,804,027
575,000		ONE Gas, Inc	3.610	02/01/24	599,467
2,000,000	m	Peabody Energy Corp	6.000	11/15/18	0
1,675,000	g	Pertamina Persero PT	4.300	05/20/23	1,732,499
1,000,000		Petrobras Global Finance BV	8.375	05/23/21	1,119,380
4,000,000		Petrobras Global Finance BV	6.125	01/17/22	4,130,000
3,900,000		Petrobras Global Finance BV	7.375	01/17/27	4,126,200
575,000		Petrobras Global Finance BV	7.250	03/17/44	565,369
3,025,000		Petroleos Mexicanos	6.375	02/04/21	3,273,957
2,500,000		Petroleos Mexicanos	3.500	01/30/23	2,396,250
1,550,000	g	Petroleos Mexicanos	6.500	03/13/27	1,665,088
675,000		Petroleos Mexicanos	5.625	01/23/46	598,387
1,000,000		Petroleos Mexicanos	6.750	09/21/47	1,009,880
1,200,000		Phillips 66	4.875	11/15/44	1,287,230
800,000		Pioneer Natural Resources Co	7.500	01/15/20	900,304
1,725,000		Pioneer Natural Resources Co	3.450	01/15/21	1,772,141
1,350,000		Pioneer Natural Resources Co	4.450	01/15/26	1,419,594
1,750,000		Questar Market Resources, Inc	6.875	03/01/21	1,815,625
2,500,000	g	Range Resources Corp	5.750	06/01/21	2,550,000
800,000		Regency Energy Partners LP	5.750	09/01/20	865,324
600,000		Regency Energy Partners LP	6.500	07/15/21	612,000
200,000		Regency Energy Partners LP	5.500	04/15/23	207,000
475,000		Regency Energy Partners LP	4.500	11/01/23	492,804
750,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	816,443
150,000		Sabine Pass Liquefaction LLC	5.625	03/01/25	165,629
1,950,000	g	Sabine Pass Liquefaction LLC	4.200	03/15/28	1,970,325
1,300,000		Shell International Finance BV	3.250	05/11/25	1,326,088
1,350,000		Shell International Finance BV	4.000	05/10/46	1,335,722
1,400,000		SM Energy Co	6.125	11/15/22	1,330,000
300,000		SM Energy Co	6.500	01/01/23	285,750
2,500,000		Southwestern Energy Co	4.100	03/15/22	2,329,688
162

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Statoil ASA	1.200%	01/17/18	$199,698
375,000		Statoil ASA	2.450	01/17/23	371,448
820,000		Sunoco Logistics Partners Operations LP	5.350	05/15/45	804,745
1,000,000		Sunoco LP	6.250	04/15/21	1,045,000
2,500,000	g	Tesoro Corp	4.750	12/15/23	2,692,250
160,000		Tesoro Logistics LP	5.500	10/15/19	168,800
225,000		Tesoro Logistics LP	6.125	10/15/21	234,000
225,000		Tesoro Logistics LP	6.375	05/01/24	243,563
550,000		Tesoro Logistics LP	5.250	01/15/25	577,500
500,000		TransCanada PipeLines Ltd	5.850	03/15/36	615,969
250,000	i	TransCanada PipeLines Ltd	3.392	05/15/67	237,500
2,000,000	g	Tullow Oil plc	6.250	04/15/22	1,822,500
1,500,000		Vale Overseas Ltd	6.250	08/10/26	1,618,125
500,000		WPX Energy, Inc	7.500	08/01/20	525,000
100,000		WPX Energy, Inc	8.250	08/01/23	108,500
		TOTAL ENERGY			113,713,240

FOOD & STAPLES RETAILING - 0.5%
860,000	g	Albertsons Cos LLC	6.625	06/15/24	853,550
4,075,000		CVS Health Corp	2.800	07/20/20	4,148,427
3,100,000		CVS Health Corp	2.125	06/01/21	3,061,919
1,337,000		CVS Health Corp	3.875	07/20/25	1,390,265
3,100,000		CVS Health Corp	2.875	06/01/26	3,004,480
2,370,000	g	Fresh Market, Inc	9.750	05/01/23	1,987,837
1,400,000		Ingles Markets, Inc	5.750	06/15/23	1,377,250
475,000		SYSCO Corp	2.500	07/15/21	476,251
325,000		SYSCO Corp	3.250	07/15/27	319,742
2,600,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	2,700,589
1,025,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	1,022,937
		TOTAL FOOD & STAPLES RETAILING			20,343,247

FOOD, BEVERAGE & TOBACCO - 0.9%
2,700,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	2,735,972
1,750,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	1,801,805
3,950,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	4,069,954
2,050,000		Anheuser-Busch InBev Finance, Inc	4.900	02/01/46	2,316,976
5,000,000		Anheuser-Busch InBev Worldwide, Inc	5.375	01/15/20	5,413,535
1,100,000		Anheuser-Busch InBev Worldwide, Inc	4.950	01/15/42	1,243,293
1,975,000		Constellation Brands, Inc	6.000	05/01/22	2,252,472
1,800,000	g	Corp Lindley S.A.	4.625	04/12/23	1,872,000
1,700,000	g	Heineken NV	3.500	01/29/28	1,725,418
725,000	g	Heineken NV	4.350	03/29/47	756,313
1,275,000		Kraft Heinz Foods Co	2.000	07/02/18	1,278,241
213,000	g	Lamb Weston Holdings, Inc	4.625	11/01/24	219,390
210,000	g	Lamb Weston Holdings, Inc	4.875	11/01/26	217,612
800,000		Mead Johnson Nutrition Co	3.000	11/15/20	820,542
3,725,000		PepsiCo, Inc	3.450	10/06/46	3,505,381
100,000		Philip Morris International, Inc	6.375	05/16/38	132,044
200,000	g	TreeHouse Foods, Inc	6.000	02/15/24	213,000
1,350,000		Tyson Foods, Inc	3.550	06/02/27	1,357,788
		TOTAL FOOD, BEVERAGE & TOBACCO			31,931,736
163

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.1%
$2,625,000		Becton Dickinson and Co	3.700%	06/06/27	$2,629,116
1,500,000		Cardinal Health, Inc	3.410	06/15/27	1,493,595
1,000,000	g	Change Healthcare Holdings LLC	5.750	03/01/25	1,020,000
1,175,000		CHS/Community Health Systems	6.250	03/31/23	1,213,011
375,000		Covidien International Finance S.A.	3.200	06/15/22	387,678
5,200,000		Express Scripts Holding Co	3.400	03/01/27	5,019,191
2,000,000		HCA Holdings, Inc	6.250	02/15/21	2,185,000
975,000		HCA, Inc	5.875	03/15/22	1,081,031
750,000		HCA, Inc	4.500	02/15/27	771,562
1,875,000		HCA, Inc	5.500	06/15/47	1,940,625
925,000		HealthSouth Corp	5.750	11/01/24	948,588
1,125,000		LifePoint Health, Inc	5.375	05/01/24	1,164,375
2,225,000		LifePoint Hospitals, Inc	5.500	12/01/21	2,302,875
1,725,000		McKesson Corp	4.883	03/15/44	1,879,072
2,100,000		Medtronic, Inc	4.625	03/15/45	2,366,811
1,025,000	g	New Amethyst Corp	6.250	12/01/24	1,094,188
5,250,000		New York and Presbyterian Hospital	4.024	08/01/45	5,347,928
225,000		Tenet Healthcare Corp	6.000	10/01/20	241,031
710,000	g	Tenet Healthcare Corp	4.625	07/15/24	710,888
890,000	g	THC Escrow Corp III	4.625	07/15/24	892,403
450,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	453,351
700,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	724,126
725,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	737,502
775,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	753,680
2,490,000		Zimmer Holdings, Inc	3.550	04/01/25	2,515,338
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			39,872,965

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
375,000		Ecolab, Inc	1.450	12/08/17	374,771
325,000		Ecolab, Inc	3.700	11/01/46	306,504
405,000	g	First Quality Finance Co, Inc	4.625	05/15/21	408,544
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,089,819

INSURANCE - 1.2%
3,600,000		ACE INA Holdings, Inc	2.875	11/03/22	3,661,762
250,000		Aetna, Inc	1.500	11/15/17	250,007
150,000		Aetna, Inc	6.625	06/15/36	202,589
625,000		Aetna, Inc	4.125	11/15/42	637,232
1,500,000		Allstate Corp	3.280	12/15/26	1,522,552
2,000,000	i	Allstate Corp	5.750	08/15/53	2,190,000
550,000		American Financial Group, Inc	3.500	08/15/26	544,842
1,550,000		American International Group, Inc	2.300	07/16/19	1,558,285
2,350,000		American International Group, Inc	3.300	03/01/21	2,417,551
1,160,000		American International Group, Inc	3.750	07/10/25	1,181,658
1,500,000		Aon plc	3.500	06/14/24	1,529,547
1,450,000		Aon plc	3.875	12/15/25	1,515,347
80,000		Cigna Corp	5.125	06/15/20	86,762
1,000,000		Cigna Corp	4.500	03/15/21	1,066,908
700,000		CNA Financial Corp	3.950	05/15/24	726,170
5,000,000	g,i	Cranberry RE Ltd	3.048	07/13/20	4,993,500
3,025,000	g	Five Corners Funding Trust	4.419	11/15/23	3,248,054
250,000		Hartford Financial Services Group, Inc	4.300	04/15/43	254,567
950,000		Humana, Inc	3.850	10/01/24	987,371
164

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$550,000		Humana, Inc	3.950%	03/15/27	$573,246
650,000	g	Liberty Mutual Group, Inc	4.250	06/15/23	691,434
475,000		Marsh & McLennan Cos, Inc	3.500	06/03/24	490,103
375,000		Marsh & McLennan Cos, Inc	3.500	03/10/25	384,916
650,000		Mercury General Corp	4.400	03/15/27	658,834
875,000		MetLife, Inc	3.600	11/13/25	907,675
300,000	g	Prudential Funding LLC	6.750	09/15/23	357,877
2,250,000	g,i	Residential Reinsurance 2017 Ltd	4.011	06/06/21	2,230,650
175,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	175,703
300,000		Travelers Cos, Inc	5.800	05/15/18	310,826
975,000		Travelers Cos, Inc	4.000	05/30/47	996,976
1,375,000		UnitedHealth Group, Inc	3.750	07/15/25	1,448,355
625,000		UnitedHealth Group, Inc	3.100	03/15/26	628,283
925,000		UnitedHealth Group, Inc	3.450	01/15/27	951,190
2,575,000		UnitedHealth Group, Inc	4.250	04/15/47	2,740,907
150,000		WR Berkley Corp	5.375	09/15/20	162,352
		TOTAL INSURANCE			42,284,031

MATERIALS - 2.0%
625,000		Agrium, Inc	3.375	03/15/25	625,121
575,000		Agrium, Inc	4.125	03/15/35	572,836
2,225,000	g	Air Liquide Finance S.A.	1.750	09/27/21	2,165,997
675,000		Albemarle Corp	5.450	12/01/44	785,167
200,000	g	Alcoa Nederland Holding BV	6.750	09/30/24	217,000
200,000	g	Alcoa Nederland Holding BV	7.000	09/30/26	219,500
400,000		Barrick Gold Corp	3.850	04/01/22	426,828
350,000		Barrick Gold Corp	4.100	05/01/23	378,608
450,000	g	Belden, Inc	5.500	09/01/22	463,500
800,000		Berry Plastics Corp	6.000	10/15/22	853,000
835,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	967,568
1,500,000		Blue Cube Spinco, Inc	9.750	10/15/23	1,815,000
855,000		Blue Cube Spinco, Inc	10.000	10/15/25	1,051,650
900,000	g	Cemex SAB de C.V.	7.750	04/16/26	1,029,375
1,600,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	09/16/25	1,708,048
675,000	g	CRH America Finance, Inc	3.400	05/09/27	675,113
680,000		Crown Americas LLC	4.500	01/15/23	712,300
2,550,000	g	Eldorado Gold Corp	6.125	12/15/20	2,610,562
2,400,000	g	Equate Petrochemical BV	3.000	03/03/22	2,364,058
300,000	g	FMG Resources August 2006 Pty Ltd	4.750	05/15/22	301,125
1,000,000	g	GCP Applied Technologies, Inc	9.500	02/01/23	1,135,000
650,000	g	Georgia-Pacific LLC	3.600	03/01/25	670,229
275,000	g	Glencore Funding LLC	4.125	05/30/23	282,175
2,125,000	g	Glencore Funding LLC	4.625	04/29/24	2,222,040
2,625,000	g	Glencore Funding LLC	4.000	03/27/27	2,583,003
2,000,000	g	Grupo Cementos de Chihuahua SAB de C.V.	5.250	06/23/24	2,039,000
2,000,000	g	GTL Trade Finance, Inc	5.893	04/29/24	2,016,000
3,075,000		Hexion US Finance Corp	6.625	04/15/20	2,805,937
2,500,000		International Paper Co	3.000	02/15/27	2,406,273
2,125,000	g	Inversiones CMPC S.A.	4.375	04/04/27	2,159,825
260,000		Monsanto Co	3.375	07/15/24	263,797
650,000		Newmont Mining Corp	3.500	03/15/22	672,104
1,450,000		Newmont Mining Corp	4.875	03/15/42	1,534,074
3,000,000	g	Nova Chemicals Corp	4.875	06/01/24	2,988,750
165

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$875,000		Nucor Corp	4.000%	08/01/23	$924,721
1,025,000		Olin Corp	5.125	09/15/27	1,055,750
2,400,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	2,646,000
550,000		Packaging Corp of America	3.650	09/15/24	560,878
700,000		Potash Corp of Saskatchewan, Inc	3.625	03/15/24	708,980
680,000		Rock Tenn Co	4.450	03/01/19	705,289
820,000		Rock Tenn Co	4.900	03/01/22	893,562
1,300,000		RPM International, Inc	3.750	03/15/27	1,321,193
1,500,000	g	Severstal OAO Via Steel Capital S.A.	3.850	08/27/21	1,514,780
925,000		Sherwin-Williams Co	3.450	06/01/27	931,590
575,000		Sherwin-Williams Co	4.500	06/01/47	603,381
1,000,000		Steel Dynamics, Inc	5.125	10/01/21	1,026,980
650,000		Steel Dynamics, Inc	5.250	04/15/23	675,188
600,000		Steel Dynamics, Inc	5.000	12/15/26	615,750
2,000,000	g	Stillwater Mining Co	7.125	06/27/25	1,967,000
2,000,000	g	Suzano Austria GmbH	5.750	07/14/26	2,070,000
255,000		Teck Resources Ltd	3.750	02/01/23	248,306
3,125,000	g	Univar, Inc	6.750	07/15/23	3,257,813
650,000		Vulcan Materials Co	3.900	04/01/27	667,693
1,850,000		Westlake Chemical Corp	4.625	02/15/21	1,914,750
1,000,000		Westlake Chemical Corp	4.875	05/15/23	1,041,250
920,000	g	WR Grace & Co-Conn	5.625	10/01/24	983,250
		TOTAL MATERIALS			70,054,667

MEDIA - 1.4%
125,000		21st Century Fox America, Inc	7.625	11/30/28	163,664
90,000		21st Century Fox America, Inc	6.550	03/15/33	113,536
575,000		21st Century Fox America, Inc	6.900	08/15/39	759,900
2,500,000		AMC Entertainment, Inc	5.875	02/15/22	2,612,500
1,400,000		CBS Corp	2.300	08/15/19	1,409,204
850,000		CBS Corp	2.900	01/15/27	805,153
525,000		CBS Corp	3.375	02/15/28	514,610
1,000,000	g	CBS Radio, Inc	7.250	11/01/24	1,030,000
4,000,000	g	CCO Holdings LLC	5.875	04/01/24	4,270,000
2,325,000		Charter Communications Operating LLC	3.579	07/23/20	2,402,413
545,000		Charter Communications Operating LLC	4.464	07/23/22	580,615
4,500,000		Charter Communications Operating LLC	4.908	07/23/25	4,861,854
2,975,000		Comcast Corp	3.200	07/15/36	2,788,039
1,150,000	g	CSC Holdings LLC	5.500	04/15/27	1,216,125
1,875,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	2,085,937
325,000	g	EW Scripps Co	5.125	05/15/25	334,750
2,110,000	g	Gannett Co, Inc	4.875	09/15/21	2,168,025
160,000	g	Gannett Co, Inc	5.500	09/15/24	164,800
1,400,000	g	Gray Television, Inc	5.875	07/15/26	1,428,000
1,000,000		Lamar Media Corp	5.000	05/01/23	1,040,000
1,850,000	g	LG FinanceCo Corp	5.875	11/01/24	1,947,125
125,000		Match Group, Inc	6.375	06/01/24	135,937
700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	702,467
925,000	g	Nielsen Finance LLC	5.000	04/15/22	959,687
3,700,000		Outfront Media Capital LLC	5.250	02/15/22	3,834,125
300,000		Outfront Media Capital LLC	5.625	02/15/24	313,125
900,000		Regal Entertainment Group	5.750	06/15/23	940,500
500,000		Regal Entertainment Group	5.750	02/01/25	516,250
166

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000	g,h	Sirius XM Radio, Inc	3.875%	08/01/22	$503,910
2,700,000	g	Sirius XM Radio, Inc	5.375	07/15/26	2,794,500
1,500,000		Time Warner Cable, Inc	5.875	11/15/40	1,673,865
475,000		Time Warner Cable, Inc	4.500	09/15/42	452,544
3,600,000		Time Warner, Inc	2.100	06/01/19	3,601,624
1,276,000		Time Warner, Inc	4.875	03/15/20	1,363,790
1,000,000		Time Warner, Inc	3.400	06/15/22	1,027,434
1,100,000		Time Warner, Inc	3.800	02/15/27	1,107,551
400,000	g	Univision Communications, Inc	5.125	02/15/25	396,500
450,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	468,000
1,150,000		Walt Disney Co	2.450	03/04/22	1,158,670
		TOTAL MEDIA			54,646,729

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.6%
4,000,000		Abbott Laboratories	2.350	11/22/19	4,030,268
1,225,000		Abbott Laboratories	3.875	09/15/25	1,260,061
2,200,000		Abbott Laboratories	3.750	11/30/26	2,246,015
450,000		Abbott Laboratories	5.300	05/27/40	510,129
3,875,000		AbbVie, Inc	2.500	05/14/20	3,919,636
3,725,000		AbbVie, Inc	3.200	05/14/26	3,681,384
3,900,000		Actavis Funding SCS	2.350	03/12/18	3,916,337
6,950,000		Actavis Funding SCS	3.800	03/15/25	7,189,344
2,400,000		Actavis Funding SCS	4.550	03/15/35	2,563,702
1,025,000		Amgen, Inc	1.850	08/19/21	1,002,027
1,700,000		Amgen, Inc	2.600	08/19/26	1,609,006
1,150,000		AstraZeneca plc	3.125	06/12/27	1,146,328
1,300,000		Celgene Corp	2.125	08/15/18	1,305,050
1,550,000		Celgene Corp	2.875	08/15/20	1,584,869
2,400,000		Celgene Corp	3.875	08/15/25	2,506,668
275,000	g	Endo Finance LLC	6.000	02/01/25	224,125
1,925,000		Gilead Sciences, Inc	3.650	03/01/26	1,982,731
1,725,000		Gilead Sciences, Inc	2.950	03/01/27	1,674,366
750,000		Johnson & Johnson	3.625	03/03/37	785,225
800,000		Mylan NV	3.750	12/15/20	831,456
1,750,000		Mylan NV	3.950	06/15/26	1,773,341
1,900,000		Novartis Capital Corp	3.000	11/20/25	1,919,762
2,150,000		Novartis Capital Corp	3.100	05/17/27	2,176,135
1,000,000		Perrigo Finance plc	3.900	12/15/24	1,015,470
294,000		Perrigo Finance plc	4.900	12/15/44	298,551
1,650,000		Pfizer, Inc	4.125	12/15/46	1,752,693
1,650,000	g	Roche Holdings, Inc	2.375	01/28/27	1,565,009
1,700,000		Teva Pharmaceutical Finance Netherlands III BV	2.200	07/21/21	1,668,659
1,500,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	1,424,667
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			57,563,014

REAL ESTATE - 1.1%
350,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	356,509
450,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	457,648
2,025,000		American Tower Corp	3.300	02/15/21	2,077,729
475,000		American Tower Corp	4.400	02/15/26	497,972
1,200,000		American Tower Corp	3.550	07/15/27	1,186,481
950,000		Brandywine Operating Partnership LP	4.100	10/01/24	953,344
1,150,000		Brixmor Operating Partnership LP	3.250	09/15/23	1,123,882
167

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,750,000		Brixmor Operating Partnership LP	3.850%	02/01/25	$1,727,175
525,000		Brixmor Operating Partnership LP	4.125	06/15/26	522,005
170,000		Camden Property Trust	4.625	06/15/21	181,011
1,250,000		Camden Property Trust	2.950	12/15/22	1,241,060
350,000	g	Communications Sales & Leasing, Inc	6.000	04/15/23	364,217
950,000		Crown Castle International Corp	2.250	09/01/21	934,810
780,000		Crown Castle International Corp	4.875	04/15/22	852,000
725,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	762,949
700,000		DDR Corp	3.625	02/01/25	665,983
800,000		DDR Corp	4.250	02/01/26	784,414
650,000		DDR Corp	4.700	06/01/27	651,477
1,000,000		Developers Diversified Realty Corp	4.750	04/15/18	1,019,578
500,000		Developers Diversified Realty Corp	7.875	09/01/20	572,684
325,000		Duke Realty LP	3.250	06/30/26	319,179
750,000		Equinix, Inc	5.375	01/01/22	791,250
550,000		Equity One, Inc	3.750	11/15/22	569,077
775,000		Essex Portfolio LP	3.375	01/15/23	782,383
900,000		Federal Realty Investment Trust	3.250	07/15/27	883,101
200,000		Healthcare Realty Trust, Inc	5.750	01/15/21	219,029
150,000		Healthcare Realty Trust, Inc	3.750	04/15/23	152,564
1,500,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,512,102
450,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	458,962
325,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	331,532
1,225,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	1,198,018
375,000		Highwoods Realty LP	3.875	03/01/27	374,790
400,000		Host Hotels & Resorts LP	4.500	02/01/26	419,494
600,000		Kimco Realty Corp	3.400	11/01/22	611,572
500,000		Liberty Property LP	3.250	10/01/26	484,365
1,500,000		Mid-America Apartments LP	4.300	10/15/23	1,587,515
1,000,000		Mid-America Apartments LP	3.750	06/15/24	1,025,069
850,000		Mid-America Apartments LP	4.000	11/15/25	879,687
750,000		Mid-America Apartments LP	3.600	06/01/27	746,205
275,000		National Retail Properties, Inc	3.800	10/15/22	286,392
525,000		National Retail Properties, Inc	3.300	04/15/23	530,882
550,000		National Retail Properties, Inc	4.000	11/15/25	562,478
600,000		National Retail Properties, Inc	3.600	12/15/26	595,177
875,000		Regency Centers LP	3.900	11/01/25	893,204
925,000		Regency Centers LP	3.600	02/01/27	918,719
1,975,000		Simon Property Group LP	3.375	06/15/27	1,965,727
1,150,000		Weingarten Realty Investors	3.375	10/15/22	1,163,115
450,000		Weingarten Realty Investors	3.500	04/15/23	452,972
400,000		Weingarten Realty Investors	4.450	01/15/24	418,695
925,000		Weingarten Realty Investors	3.850	06/01/25	931,021
300,000		Weingarten Realty Investors	3.250	08/15/26	286,006
975,000		Welltower, Inc	4.000	06/01/25	1,008,200
		TOTAL REAL ESTATE			40,291,410

RETAILING - 0.7%
3,450,000	g	Argos Merger Sub, Inc	7.125	03/15/23	3,070,500
1,700,000		Asbury Automotive Group, Inc	6.000	12/15/24	1,729,750
4,500,000		AutoNation, Inc	5.500	02/01/20	4,830,314
875,000		AutoNation, Inc	3.350	01/15/21	890,772
1,000,000		AutoZone, Inc	3.250	04/15/25	982,571
168

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$480,000		Dollar Tree, Inc	5.750%	03/01/23	$505,800
1,300,000		Enable Midstream Partners LP	4.400	03/15/27	1,304,814
1,775,000		Home Depot, Inc	2.000	04/01/21	1,769,853
600,000		Home Depot, Inc	3.500	09/15/56	544,604
1,000,000	g	JC Penney Corp, Inc	5.875	07/01/23	992,500
2,100,000		L Brands, Inc	6.875	11/01/35	2,026,500
2,100,000		L Brands, Inc	6.750	07/01/36	2,016,000
1,325,000		Macy’s Retail Holdings, Inc	4.500	12/15/34	1,097,182
1,870,000		Men’s Wearhouse, Inc	7.000	07/01/22	1,636,250
950,000		O’Reilly Automotive, Inc	3.550	03/15/26	956,606
2,145,000		Penske Automotive Group, Inc	5.500	05/15/26	2,134,275
1,100,000	g	Rolls-Royce plc	2.375	10/14/20	1,100,779
400,000	g	Rolls-Royce plc	3.625	10/14/25	412,035
1,125,000		Target Corp	3.625	04/15/46	1,051,230
		TOTAL RETAILING			29,052,335

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
3,300,000		Intel Corp	3.150	05/11/27	3,311,639
1,325,000		Intel Corp	4.100	05/11/47	1,373,783
700,000		Maxim Integrated Products, Inc	3.450	06/15/27	692,593
800,000	g	Semiconductor Manufacturing International Corp	4.125	10/07/19	817,619
700,000		Texas Instruments, Inc	2.625	05/15/24	697,173
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			6,892,807

SOFTWARE & SERVICES - 0.6%
825,000		Activision Blizzard Inc	2.300	09/15/21	819,543
875,000		Activision Blizzard Inc	3.400	09/15/26	877,459
2,000,000	h	Baidu, Inc	2.875	07/06/22	1,989,762
235,000	g	CDK Global, Inc	4.875	06/01/27	241,462
2,150,000		Fidelity National Information Services, Inc	3.625	10/15/20	2,252,033
1,500,000	g	First Data Corp	7.000	12/01/23	1,601,250
600,000	g	IMS Health, Inc	5.000	10/15/26	618,750
4,925,000		Microsoft Corp	2.400	08/08/26	4,740,214
750,000		Microsoft Corp	4.100	02/06/37	808,799
1,100,000		Microsoft Corp	4.250	02/06/47	1,192,721
2,350,000		NCR Corp	5.875	12/15/21	2,444,000
1,000,000	g	Open Text Corp	5.625	01/15/23	1,042,500
1,925,000	g	Open Text Corp	5.875	06/01/26	2,070,569
2,200,000		Oracle Corp	2.500	05/15/22	2,220,632
730,000	g	Sabre GLBL, Inc	5.375	04/15/23	761,025
300,000	g	Symantec Corp	5.000	04/15/25	313,968
		TOTAL SOFTWARE & SERVICES			23,994,687

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
3,000,000		Amphenol Corp	1.550	09/15/17	2,999,319
725,000		Amphenol Corp	3.125	09/15/21	741,784
2,625,000		Apple, Inc	3.200	05/11/27	2,649,903
875,000		Apple, Inc	4.650	02/23/46	982,222
1,600,000	g	Broadcom Corp	3.875	01/15/27	1,643,210
700,000	g	CommScope, Inc	5.000	06/15/21	715,750
1,200,000	g	CommScope, Inc	5.500	06/15/24	1,249,128
1,900,000	g	CommScope, Inc	6.000	06/15/25	2,028,250
1,175,000	g	Diamond Finance Corp	3.480	06/01/19	1,202,513
169

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,550,000	g	Diamond Finance Corp	4.420%	06/15/21	$2,688,014
675,000	g	Diamond Finance Corp	5.875	06/15/21	707,062
650,000	g	Diamond Finance Corp	7.125	06/15/24	714,534
3,050,000	g	Diamond Finance Corp	6.020	06/15/26	3,359,907
380,000		Hewlett Packard Enterprise Co	2.450	10/05/17	381,003
1,275,000	g	Seagate HDD Cayman	4.250	03/01/22	1,295,918
2,350,000	g	Sensata Technologies BV	5.625	11/01/24	2,520,375
1,375,000		Tyco Electronics Group S.A.	2.375	12/17/18	1,383,748
2,925,000		Tyco Electronics Group S.A.	2.350	08/01/19	2,941,403
1,500,000		Tyco Electronics Group S.A.	3.500	02/03/22	1,552,335
450,000		Tyco Electronics Group S.A.	3.700	02/15/26	464,337
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			32,220,715

TELECOMMUNICATION SERVICES - 1.3%
1,975,000		AT&T, Inc	1.400	12/01/17	1,973,384
1,950,000		AT&T, Inc	4.600	02/15/21	2,079,577
6,625,000		AT&T, Inc	3.400	05/15/25	6,513,561
1,875,000		AT&T, Inc	4.250	03/01/27	1,938,534
2,085,000		AT&T, Inc	4.500	05/15/35	2,053,402
1,275,000		AT&T, Inc	5.250	03/01/37	1,359,824
1,050,000		AT&T, Inc	4.750	05/15/46	1,031,043
1,275,000		AT&T, Inc	5.450	03/01/47	1,374,395
1,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,577,690
3,000,000	g	Deutsche Telekom International Finance BV	1.950	09/19/21	2,922,999
1,600,000	g	MTN Mauritius Investment Ltd	5.373	02/13/22	1,647,400
500,000	g,q	Oi S.A.	5.750	02/10/22	173,750
500,000		Orange S.A.	5.500	02/06/44	597,693
5,075,000	g	SK Telecom Co Ltd	2.125	05/01/18	5,074,658
450,000		Telefonica Emisiones SAU	4.103	03/08/27	464,965
925,000		T-Mobile USA, Inc	6.375	03/01/25	1,000,156
1,725,000	g	Turk Telekomunikasyon AS.	4.875	06/19/24	1,733,772
1,600,000		Verizon Communications, Inc	3.450	03/15/21	1,656,395
975,000		Verizon Communications, Inc	4.150	03/15/24	1,026,382
9,113,000		Verizon Communications, Inc	4.272	01/15/36	8,805,236
1,300,000		Verizon Communications, Inc	3.850	11/01/42	1,135,011
675,000		Verizon Communications, Inc	4.125	08/15/46	601,601
1,600,000	g	VimpelCom Holdings BV	4.950	06/16/24	1,604,928
		TOTAL TELECOMMUNICATION SERVICES			48,346,356

TRANSPORTATION - 1.0%
655,000	g	Asciano Finance Ltd	5.000	04/07/18	666,958
400,000	g	Bombardier, Inc	7.750	03/15/20	430,000
600,000	g	Bombardier, Inc	6.125	01/15/23	601,500
1,000,000	g	Bombardier, Inc	7.500	03/15/25	1,037,500
225,000		Bristow Group, Inc	6.250	10/15/22	144,000
1,300,000		Burlington Northern Santa Fe LLC	4.125	06/15/47	1,369,122
2,050,000		Canadian Pacific Railway Co	2.900	02/01/25	2,031,868
1,975,000		CSX Corp	3.250	06/01/27	1,993,755
1,950,000		CSX Corp	3.800	11/01/46	1,894,347
1,950,000		Delta Air Lines, Inc	3.625	03/15/22	2,001,630
3,000,000	g	ERAC USA Finance LLC	2.800	11/01/18	3,030,960
1,100,000		FedEx Corp	3.250	04/01/26	1,109,557
825,000		FedEx Corp	4.750	11/15/45	892,137
170

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,115,000		GATX Corp	2.375%	07/30/18	$2,122,944
2,674,000	q	Gulfmark Offshore, Inc	6.375	03/15/22	802,200
1,400,000	g	Hertz Corp	7.625	06/01/22	1,396,640
4,900,000		Kansas City Southern	2.350	05/15/20	4,891,298
1,800,000		Kansas City Southern	4.950	08/15/45	1,965,557
1,500,000	g	KLX, Inc	5.875	12/01/22	1,575,000
375,000		Northrop Grumman Corp	1.750	06/01/18	375,398
400,000	g	Park Aerospace Holdings Ltd	5.250	08/15/22	418,128
400,000	g	Park Aerospace Holdings Ltd	5.500	02/15/24	417,800
1,785,000	g	Rumo Luxembourg Sarl	7.375	02/09/24	1,833,373
2,100,000	g	Transnet SOC Ltd	4.000	07/26/22	2,046,097
800,000	g	TTX Co	3.600	01/15/25	805,697
		TOTAL TRANSPORTATION			35,853,466

UTILITIES - 3.4%
325,000		AEP Transmission Co LLC	3.100	12/01/26	324,113
350,000		AEP Transmission Co LLC	4.000	12/01/46	362,140
2,020,000	g	AES Argentina Generacion S.A.	7.750	02/02/24	2,119,364
245,000	i	AES Corp	4.202	06/01/19	245,000
425,000		AES Corp	4.875	05/15/23	432,969
1,800,000		AGL Capital Corp	3.875	11/15/25	1,849,487
625,000		AGL Capital Corp	4.400	06/01/43	636,257
700,000		Alabama Power Co	4.150	08/15/44	731,086
3,000,000		American Electric Power Co, Inc	1.650	12/15/17	3,000,360
525,000		American Water Capital Corp	3.000	12/01/26	519,407
500,000		American Water Capital Corp	4.000	12/01/46	519,267
300,000	g	APT Pipelines Ltd	4.250	07/15/27	307,150
250,000		Atmos Energy Corp	8.500	03/15/19	276,812
250,000		Atmos Energy Corp	4.125	10/15/44	263,484
925,000		Black Hills Corp	4.250	11/30/23	979,257
325,000		Black Hills Corp	3.150	01/15/27	314,276
250,000		Carolina Power & Light Co	5.300	01/15/19	263,843
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	353,408
1,000,000		CMS Energy Corp	3.600	11/15/25	1,023,163
200,000		Commonwealth Edison Co	5.900	03/15/36	253,242
200,000		Connecticut Light & Power Co	5.500	02/01/19	211,008
1,325,000		Consolidated Edison Co of New York, Inc	3.850	06/15/46	1,337,764
1,475,000		Consolidated Edison Co of New York, Inc	3.875	06/15/47	1,498,544
900,000		Consolidated Edison, Inc	2.000	05/15/21	885,887
750,000		Dominion Resources, Inc	2.000	08/15/21	735,518
1,000,000		Duke Energy Corp	2.100	06/15/18	1,003,880
1,175,000		Duke Energy Corp	1.800	09/01/21	1,146,892
1,725,000		Duke Energy Corp	2.650	09/01/26	1,638,465
1,175,000		Duke Energy Corp	3.750	09/01/46	1,117,928
5,000,000		Duke University Health System, Inc	3.920	06/01/47	5,049,280
2,950,000	g	Electricite de France S.A.	2.350	10/13/20	2,961,213
500,000		Enbridge, Inc	4.500	06/10/44	489,985
1,615,000		Energy Transfer Partners LP	4.050	03/15/25	1,621,621
1,675,000		Energy Transfer Partners LP	4.750	01/15/26	1,742,693
575,000		Energy Transfer Partners LP	5.150	02/01/43	546,395
1,075,000		Energy Transfer Partners LP	5.950	10/01/43	1,140,185
1,050,000		Energy Transfer Partners LP	5.150	03/15/45	1,021,458
325,000		Energy Transfer Partners LP	5.300	04/15/47	321,958
171

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,125,000		Entergy Corp	2.950%	09/01/26	$1,077,372
4,850,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	4,901,473
1,850,000		Exelon Generation Co LLC	3.400	03/15/22	1,882,867
675,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	705,386
1,625,000		Fortis, Inc	3.055	10/04/26	1,568,278
2,000,000	g	Genneia S.A.	8.750	01/20/22	2,126,640
1,300,000		Great Plains Energy, Inc	3.900	04/01/27	1,315,250
250,000		Indiana Michigan Power Co	7.000	03/15/19	269,782
750,000		Indiana Michigan Power Co	3.750	07/01/47	729,573
125,000		Integrys Energy Group, Inc	4.170	11/01/20	131,851
500,000		Interstate Power & Light Co	3.700	09/15/46	481,564
2,500,000	g	Israel Electric Corp Ltd	5.625	06/21/18	2,577,500
100,000	g	Kansas Gas & Electric	6.700	06/15/19	108,652
2,000,000	g	KazMunayGas National Co JSC	3.875	04/19/22	1,979,484
350,000		LG&E and KU Energy LLC	3.750	11/15/20	364,923
1,000,000		MidAmerican Energy Co	4.250	05/01/46	1,073,167
425,000		MPLX LP	5.500	02/15/23	436,377
2,000,000		MPLX LP	4.500	07/15/23	2,122,876
800,000		MPLX LP	4.000	02/15/25	805,513
725,000		MPLX LP	4.125	03/01/27	727,543
750,000		MPLX LP	5.200	03/01/47	769,185
2,000,000	g	NBK SPC Ltd	2.750	05/30/22	1,975,464
1,000,000		Nevada Power Co	5.450	05/15/41	1,196,738
2,625,000		NextEra Energy Capital Holdings, Inc	3.550	05/01/27	2,665,446
2,000,000		NiSource Finance Corp	3.490	05/15/27	2,013,980
750,000		NiSource Finance Corp	4.800	02/15/44	813,547
875,000		NiSource Finance Corp	4.375	05/15/47	903,528
750,000		Northeast Utilities	1.600	01/15/18	748,845
1,500,000		Northeast Utilities	1.450	05/01/18	1,497,845
1,500,000	g	Novolipetsk Steel via Steel Funding Ltd	4.500	06/15/23	1,530,438
214,000		NRG Energy, Inc	7.875	05/15/21	220,955
500,000		NRG Energy, Inc	6.625	03/15/23	513,750
1,225,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	1,225,707
325,000		Pacific Gas & Electric Co	8.250	10/15/18	351,186
1,275,000		Pacific Gas & Electric Co	4.250	03/15/46	1,358,403
525,000		Pacific Gas & Electric Co	4.000	12/01/46	540,650
3,600,000	g	Perusahaan Listrik Negara PT	4.125	05/15/27	3,537,830
2,000,000	g	Petroleos del Peru S.A.	4.750	06/19/32	1,985,000
1,425,000		Phillips 66 Partners LP	3.550	10/01/26	1,384,255
300,000		Phillips 66 Partners LP	4.900	10/01/46	296,267
50,000		Potomac Electric Power Co	7.900	12/15/38	75,215
500,000		PPL Capital Funding, Inc	4.200	06/15/22	529,397
275,000		Progress Energy, Inc	7.050	03/15/19	297,702
550,000		Public Service Co of Colorado	4.750	08/15/41	617,900
400,000		Public Service Co of Oklahoma	5.150	12/01/19	426,383
550,000		Public Service Electric & Gas Co	3.800	03/01/46	560,126
2,000,000	g	Saka Energi Indonesia PT	4.450	05/05/24	2,006,446
975,000		Sempra Energy	2.875	10/01/22	977,284
5,000,000		Smith College	4.470	07/01/35	5,545,670
2,894,671	g	Solar Star Funding LLC	3.950	06/30/35	2,789,763
1,325,000		Southern Co	4.400	07/01/46	1,351,011
425,000		Southern Co Gas Capital Corp	3.950	10/01/46	406,283
1,650,000		Southern Power Co	2.500	12/15/21	1,634,807
172

TIAA-CREF FUNDS - Bond Plus Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$1,550,000		Southern Power Co	4.150%	12/01/25	$1,618,812
	800,000		Spectra Energy Partners LP	3.500	03/15/25	791,908
	450,000		Spectra Energy Partners LP	3.375	10/15/26	439,906
	1,675,000		Spectra Energy Partners LP	4.500	03/15/45	1,653,086
	1,650,000	g	Tengizchevroil Finance Co International Ltd	4.000	08/15/26	1,588,389
	1,300,000		Virginia Electric & Power Co	3.500	03/15/27	1,336,863
	775,000		Virginia Electric & Power Co	4.000	11/15/46	800,304
	1,850,000	g	VM Holding S.A.	5.375	05/04/27	1,867,575
	120,000		Western Gas Partners LP	4.000	07/01/22	122,997
	525,000		Western Gas Partners LP	3.950	06/01/25	521,630
	1,425,000		Western Gas Partners LP	4.650	07/01/26	1,458,818
	325,000		Western Gas Partners LP	5.450	04/01/44	330,321
	575,000		Williams Partners LP	4.500	11/15/23	613,700
	2,000,000		Williams Partners LP	3.750	06/15/27	1,979,864
	225,000		Williams Partners LP	4.900	01/15/45	225,592
	850,000		Wisconsin Power & Light Co	4.100	10/15/44	869,783
	575,000		Xcel Energy, Inc	3.350	12/01/26	580,378
	215,000		Xcel Energy, Inc	4.800	09/15/41	229,872
			TOTAL UTILITIES			124,407,634

			TOTAL CORPORATE BONDS			1,252,197,145
			(Cost $1,233,556,121)

GOVERNMENT BONDS - 45.4%

FOREIGN GOVERNMENT BONDS - 3.4%
	2,200,000		Argentine Republic Government International Bond	5.625	01/26/22	2,252,800
	5,000,000	g	Bermuda Government International Bond	4.854	02/06/24	5,404,150
	3,450,000	g	Bermuda Government International Bond	3.717	01/25/27	3,463,213
BRL	5,000,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	1,512,681
	11,400,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/23	3,403,587
	$500,000		Colombia Government International Bond	4.500	01/28/26	532,500
	3,950,000		Colombia Government International Bond	5.000	06/15/45	3,973,700
	1,575,000	g	Costa Rica Government International Bond	7.158	03/12/45	1,653,750
	1,375,000	g	Ecuador Government International Bond	9.650	12/13/26	1,373,212
	1,100,000	g	Egypt Government International Bond	6.125	01/31/22	1,123,836
	1,200,000	g	Egypt Government International Bond	7.500	01/31/27	1,272,622
	2,475,000	g	Egypt Government International Bond	8.500	01/31/47	2,671,837
	1,250,000	g	El Salvador Government International Bond	5.875	01/30/25	1,121,875
	950,000	g	El Salvador Government International Bond	8.625	02/28/29	988,000
TRY	3,425,000		European Investment Bank	5.750	04/03/18	937,909
	$1,500,000	g	Export-Import Bank of China	2.850	09/16/20	1,498,380
	1,200,000	g	Guatemala Government International Bond	4.500	05/03/26	1,212,708
	1,325,000	g	Guatemala Government International Bond	4.375	06/05/27	1,315,063
	1,950,000	g	Ivory Coast Government International Bond	6.125	06/15/33	1,867,751
	2,058,000	g,i	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	1,972,243
	3,025,000		Jamaica Government International Bond	8.000	03/15/39	3,569,500
JPY	2,300,000,000		Japan Government Two Year Bond	0.100	04/15/19	20,525,570
	$775,000	g	Kommunalbanken AS.	1.375	10/26/20	763,041
	1,650,000	g	Korea Housing Finance Corp	2.000	10/11/21	1,597,266
	3,550,000	g	Kuwait International Government Bond	2.750	03/20/22	3,557,679
MXN	81,000,000		Mexican Bonos	6.500	06/10/21	4,445,756
	$2,250,000		Mexico Government International Bond	3.625	03/15/22	2,333,250
173

TIAA-CREF FUNDS - Bond Plus Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$2,200,000		Mexico Government International Bond	4.150%	03/28/27	$2,278,100
	1,600,000	g	Morocco Government International Bond	5.500	12/11/42	1,774,139
	2,000,000		Nigeria Government International Bond	5.625	06/27/22	1,977,000
	1,850,000	g	Oman Government International Bond	6.500	03/08/47	1,888,813
	1,700,000		Panama Government International Bond	6.700	01/26/36	2,188,750
	2,000,000		Panama Government International Bond	4.500	05/15/47	2,025,000
	540,000	g	Paraguay Government International Bond	4.700	03/27/27	554,175
	2,000,000	g	Perusahaan Penerbit SBSN Indonesia III	3.400	03/29/22	2,020,000
	2,500,000	g	Provincia de Buenos Aires	7.875	06/15/27	2,588,250
	1,500,000	g	Provincia de Mendoza Argentina	8.375	05/19/24	1,599,705
	1,300,000	g	Republic of Ghana	7.875	08/07/23	1,325,796
	1,000,000	g	Republic of Paraguay	6.100	08/11/44	1,107,500
	298,044	g,i	Republic of Serbia (Step Bond)	6.750	11/01/24	304,046
	85,155	i	Republic of Serbia (Step Bond)	6.750	11/01/24	86,870
	2,500,000	g	Saudi Government International Bond	3.250	10/26/26	2,478,850
	1,200,000	g	Senegal Government International Bond	6.250	05/23/33	1,215,984
ZAR	22,000,000		South Africa Government International Bond	10.500	12/21/26	1,865,650
	$2,350,000		South Africa Government International Bond	4.300	10/12/28	2,196,235
	2,325,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	2,516,813
	1,550,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,632,576
	1,625,000	g	Sri Lanka Government International Bond	6.200	05/11/27	1,622,421
TRY	6,750,000		Turkey Government Bond	11.000	03/02/22	1,954,683
	$3,150,000		Turkey Government International Bond	6.000	03/25/27	3,349,105
	2,000,000		Turkey Government International Bond	6.875	03/17/36	2,245,850
UYU	41,525,000	g	Uruguay Government International Bond	9.875	06/20/22	1,489,907
	$1,125,000		Uruguay Government International Bond	4.375	10/27/27	1,195,313
	2,000,000		Uruguay Government International Bond	5.100	06/18/50	2,037,500
	3,000,000	g	Zambia Government International Bond	8.500	04/14/24	3,126,834
			TOTAL FOREIGN GOVERNMENT BONDS			126,989,744

MORTGAGE BACKED - 21.2%
	5,903,942		Federal Home Loan Mortgage Corp (FHLMC)	3.500	08/15/42	6,104,416
	8,844,112		FHLMC	3.500	08/15/43	9,251,613
	13,994,719		FHLMC	3.500	07/15/46	2,675,005
	5,670		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20	5,885
	3,142,804		FGLMC	3.500	03/01/27	3,275,191
	18,003		FGLMC	6.500	01/01/29	19,913
	1,588		FGLMC	8.000	01/01/31	1,798
	239,002		FGLMC	5.500	12/01/33	267,479
	358,610		FGLMC	7.000	12/01/33	415,622
	189,448		FGLMC	5.000	01/01/34	207,961
	76,225		FGLMC	4.500	10/01/34	81,878
	133,074		FGLMC	5.500	03/01/35	149,440
	118,468		FGLMC	7.000	05/01/35	136,561
	16,564		FGLMC	5.000	02/01/36	18,072
	397		FGLMC	6.500	05/01/36	440
	151,809		FGLMC	5.000	04/01/38	167,160
	201,379	w	FGLMC	4.500	11/01/40	219,523
	227,059	w	FGLMC	4.500	12/01/40	247,672
	1,546,805		FGLMC	4.500	10/01/44	1,686,412
	292,116		FGLMC	4.500	11/01/44	318,588
	238,815		FGLMC	4.500	11/01/44	260,574
	109,431		FGLMC	4.500	12/01/44	118,052
174

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$185,477		FGLMC	4.500%	12/01/44	$202,217
1,615,072		FGLMC	3.500	04/01/45	1,670,134
11,524,986		FGLMC	3.500	10/01/45	11,910,191
13,337,371		FGLMC	4.000	12/01/45	14,168,763
1,813,365		FGLMC	4.000	05/01/46	1,920,379
38,771,215		FGLMC	3.500	08/01/46	40,065,614
1,563		Federal National Mortgage Association (FNMA)	8.000	03/01/23	1,567
3,614		FNMA	9.000	11/01/25	4,024
2,894		FNMA	7.500	01/01/29	3,203
3,979,660		FNMA	2.500	07/01/31	4,005,066
161,577		FNMA	2.500	07/01/31	162,608
954,667		FNMA	2.500	08/01/31	960,766
146,284		FNMA	2.500	10/01/31	147,240
493,253		FNMA	2.500	10/01/31	496,406
196,001		FNMA	2.500	11/01/31	197,253
408,966		FNMA	2.500	11/01/31	411,582
76,989		FNMA	2.500	11/01/31	77,482
358,768		FNMA	2.500	11/01/31	361,116
227,035		FNMA	2.500	11/01/31	228,486
217,697		FNMA	2.500	12/01/31	219,091
139,566		FNMA	2.500	12/01/31	140,480
471,437		FNMA	2.500	12/01/31	474,454
185,937		FNMA	2.500	12/01/31	187,155
594,783		FNMA	2.500	12/01/31	598,586
4,857,611		FNMA	3.500	02/01/32	5,063,176
23,000,000	h	FNMA	3.000	07/01/32	23,618,966
7,104,021		FNMA	3.500	07/01/32	7,406,034
89,009		FNMA	7.000	07/01/32	98,912
16,000,000	h	FNMA	2.500	07/25/32	16,080,000
17,000,000	h	FNMA	2.500	08/25/32	17,065,437
12,000,000	h	FNMA	3.000	08/25/32	12,301,875
1,274,169		FNMA	5.000	06/01/33	1,397,787
110,322		FNMA	4.500	10/01/33	118,861
2,699,446		FNMA	5.000	10/01/33	2,961,134
151,433		FNMA	5.000	11/01/33	166,774
120,800		FNMA	5.000	11/01/33	133,048
113,654		FNMA	5.500	02/01/35	127,301
5,050,044		FNMA	5.000	05/01/35	5,543,290
2,815,244		FNMA	5.000	10/01/35	3,091,045
2,164,818		FNMA	5.000	02/01/36	2,376,441
3,291,377		FNMA	5.500	08/01/37	3,694,596
17,784		FNMA	6.000	09/01/37	20,476
21,337		FNMA	6.000	09/01/37	24,633
50,118		FNMA	6.500	09/01/37	55,755
1,483,568		FNMA	5.500	11/01/38	1,715,281
817,515		FNMA	5.500	12/01/38	922,360
2,297,991		FNMA	4.500	05/01/39	2,493,300
116,488		FNMA	4.000	07/01/39	123,490
230,349		FNMA	5.500	08/01/39	259,304
409,941		FNMA	5.500	04/01/40	455,147
452,747		FNMA	5.000	08/01/40	495,139
945,214		FNMA	5.000	09/01/40	1,032,737
175

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$121,244		FNMA	6.000%	10/01/40	$138,179
5,953,611		FNMA	4.500	01/01/41	6,490,508
2,200,002		FNMA	4.500	01/01/41	2,388,340
1,214,569		FNMA	5.000	05/01/41	1,328,187
789,663		FNMA	4.500	09/01/41	857,105
4,137,708		FNMA	5.500	12/01/41	4,735,150
1,590,498		FNMA	4.500	01/01/42	1,733,822
389,574		FNMA	4.500	03/01/42	426,179
4,108,339		FNMA	3.000	03/25/42	4,187,433
1,458,731		FNMA	4.500	04/01/42	1,577,193
1,147,499		FNMA	4.500	06/01/42	1,239,485
3,161,596		FNMA	3.000	06/25/42	3,218,578
2,461,187		FNMA	4.500	08/01/42	2,669,890
1,880,061		FNMA	3.000	10/01/42	1,887,600
35,073		FNMA	3.000	10/01/42	35,214
6,036,643		FNMA	3.500	11/25/42	1,192,614
6,710,035	w	FNMA	3.000	01/01/43	6,736,969
2,089,393	h	FNMA	4.500	01/01/43	2,244,535
8,410,656	w	FNMA	3.000	02/01/43	8,444,363
2,610,944		FNMA	3.000	02/25/43	2,670,385
224,287		FNMA	3.000	04/01/43	225,175
2,870,798		FNMA	3.000	08/25/43	2,937,460
2,431,028		FNMA	4.500	10/01/43	2,638,402
2,146,511		FNMA	4.500	02/01/44	2,338,875
221,726		FNMA	4.000	04/01/44	235,077
781,498		FNMA	4.000	06/01/44	828,678
740,602		FNMA	4.000	06/01/44	785,104
1,732,205		FNMA	4.500	06/01/44	1,886,500
213,702		FNMA	4.000	07/01/44	226,554
922,255		FNMA	4.000	07/01/44	977,702
2,137,284		FNMA	4.000	08/01/44	2,265,806
1,493,647		FNMA	4.000	08/01/44	1,583,434
223,632		FNMA	4.000	08/01/44	237,086
169,906		FNMA	4.000	08/01/44	180,055
227,729		FNMA	4.000	09/01/44	241,439
154,674		FNMA	4.000	09/01/44	163,974
969,043		FNMA	4.000	10/01/44	1,027,300
5,193,967		FNMA	4.500	10/01/44	5,658,744
1,606,518		FNMA	4.000	12/01/44	1,710,340
2,907,129		FNMA	4.000	01/01/45	3,095,935
481,414		FNMA	3.500	03/01/45	496,985
291,321		FNMA	3.500	03/01/45	300,722
715,611		FNMA	4.500	03/01/45	783,503
3,685,245		FNMA	3.500	05/01/45	3,809,143
280,244		FNMA	4.000	05/01/45	298,450
4,526,771		FNMA	4.000	06/01/45	4,820,894
6,641,937		FNMA	4.000	07/01/45	7,052,669
802,509		FNMA	4.000	08/01/45	854,441
5,633,842		FNMA	4.000	09/01/45	5,998,171
2,724,102		FNMA	4.000	11/01/45	2,901,205
1,564,993		FNMA	4.000	12/01/45	1,666,251
1,878,216		FNMA	3.500	01/01/46	1,939,279
10,483,495		FNMA	4.000	01/01/46	11,125,235
176

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,338,503		FNMA	3.500%	02/01/46	$3,437,750
960,848		FNMA	3.500	06/01/46	992,194
724,119		FNMA	3.500	10/25/46	161,137
14,791,528		FNMA	3.000	11/01/46	14,778,844
28,268,768		FNMA	3.000	12/01/46	28,244,526
20,053,399	h	FNMA	3.500	12/01/46	20,602,809
2,090,936		FNMA	4.000	12/01/46	2,227,555
38,194,762		FNMA	3.000	01/01/47	38,162,008
62,039,064	h	FNMA	3.500	01/01/47	63,738,771
5,908,927	h	FNMA	3.000	04/01/47	5,903,860
9,981,332	h	FNMA	3.000	06/01/47	9,972,773
32,396,524		FNMA	4.000	07/01/47	34,065,665
35,930,699	h	FNMA	4.500	07/01/47	38,601,916
14,000,000	h	FNMA	4.000	07/25/47	14,714,218
5,000,000	h	FNMA	4.500	07/25/47	5,362,105
12,000,000	h	FNMA	3.500	08/25/47	12,299,639
11,000,000	h	FNMA	4.000	08/25/47	11,541,191
8,498		Government National Mortgage Association (GNMA)	7.500	11/15/23	9,130
2,371		GNMA	7.500	08/15/28	2,378
14,401		GNMA	6.500	12/15/28	15,747
40,547		GNMA	6.500	03/15/29	44,907
14,471		GNMA	8.500	10/20/30	17,047
3,811		GNMA	7.000	06/20/31	4,554
111,861		GNMA	5.000	02/15/33	121,973
373,651		GNMA	5.000	09/15/33	412,240
4,658,187		GNMA	3.700	10/15/33	4,933,426
28,160		GNMA	6.000	10/20/36	32,487
31,772		GNMA	6.000	01/20/37	36,335
49,717		GNMA	6.000	02/20/37	56,586
42,433		GNMA	5.000	04/15/38	46,636
22,488		GNMA	6.000	08/20/38	25,402
13,545		GNMA	4.500	02/20/39	14,907
18,922		GNMA	4.500	08/20/41	20,834
66,375		GNMA	4.500	09/20/41	73,080
7,965,124		GNMA	3.500	10/20/42	1,514,777
14,087		GNMA	4.500	01/20/44	15,504
17,493		GNMA	4.500	02/20/44	19,252
28,147		GNMA	4.500	05/20/44	30,978
213,225		GNMA	4.500	05/20/44	234,706
211,231		GNMA	4.500	08/20/44	232,448
213,409		GNMA	4.500	09/20/44	234,787
75,999		GNMA	4.500	10/20/44	83,243
57,637		GNMA	4.500	11/20/44	61,923
144,155		GNMA	4.500	12/20/44	158,620
213,512		GNMA	4.500	02/20/45	234,890
263,740		GNMA	4.500	08/20/45	290,230
234,921		GNMA	4.500	08/20/45	258,656
235,353		GNMA	4.500	12/20/45	259,125
6,909,292		GNMA	3.500	11/20/46	1,386,727
50,342,753	h	GNMA	3.000	05/20/47	50,899,475
18,959,050		GNMA	3.500	05/20/47	19,653,677
177

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$38,325,000	h	GNMA	3.500%	06/20/47	$39,729,162
15,000,000		GNMA	4.000	06/20/47	15,834,678
2,000,000	h	GNMA	3.000	07/20/47	2,020,000
7,000,000	h	GNMA	3.500	07/20/47	7,248,828
		TOTAL MORTGAGE BACKED			789,654,050

MUNICIPAL BONDS - 6.3%
6,800,000		Alabama Economic Settlement Authority	4.263	09/15/32	7,132,928
1,000,000		Anaheim City School District	3.825	08/01/23	1,070,860
2,535,000		California Earthquake Authority	2.805	07/01/19	2,548,081
5,000,000		California Housing Finance Agency	2.966	08/01/22	5,061,450
1,040,000	h	City of Fort Worth TX	3.955	03/01/32	1,051,024
1,390,000	h	City of Fort Worth TX	4.088	03/01/37	1,394,504
500,000		City of San Angelo TX Water & Sewer Revenue	4.261	02/15/37	504,975
2,000,000		City of San Angelo TX Water & Sewer Revenue	4.401	02/15/46	2,021,980
3,750,000		City of San Francisco CA Public Utilities Commission Water Revenue	3.950	11/01/36	3,754,762
9,800,000		Commonwealth Financing Authority	4.014	06/01/33	10,183,670
2,995,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	2,910,721
5,000,000		County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	4,835,900
3,000,000		Denver City & County School District No	4.242	12/15/37	3,130,470
750,000		Denver Health & Hospital Authority	2.250	12/01/17	750,075
2,000,000		Florida Municipal Power Agency	2.769	10/01/23	1,976,380
2,100,000		Florida Municipal Power Agency	2.919	10/01/24	2,069,382
3,000,000		Florida Municipal Power Agency	3.059	10/01/25	2,953,980
600,000		Grant County Public Utility District No 2	5.630	01/01/27	712,086
250,000		Harris County Flood Control District	1.818	10/01/18	251,120
895,000		Illinois Housing Development Authority	4.105	07/01/27	915,692
2,430,000		Indiana Finance Authority	3.166	07/01/30	2,352,337
3,000,000		Indiana Finance Authority	3.624	07/01/36	3,009,360
2,270,000		Los Angeles County Public Works Financing Authority	2.910	12/01/20	2,308,272
1,250,000		Los Angeles County Public Works Financing Authority	3.450	12/01/22	1,290,975
2,000,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	2.000	09/01/22	1,963,600
3,840,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	3,691,469
3,000,000		Maine Municipal Bond Bank	3.668	06/01/20	3,120,990
1,250,000		Maryland Community Development Administration Housing Revenue	2.713	03/01/25	1,219,550
7,440,000		Maryland Community Development Administration Housing Revenue	3.797	03/01/39	7,164,869
5,000,000		Maryland Health & Higher Educational Facilities Authority	3.632	07/01/24	5,152,050
340,000		Massachusetts Housing Finance Agency	1.876	12/01/17	339,820
190,000		Massachusetts Housing Finance Agency	2.807	12/01/19	191,681
845,000		Massachusetts Housing Finance Agency	4.786	12/01/32	860,311
2,780,000		Michigan Finance Authority	3.610	11/01/32	2,679,892
6,710,000		Michigan Finance Authority	3.585	11/01/35	6,329,342
4,575,000		New Jersey Economic Development Authority	3.882	06/15/19	4,640,651
7,500,000		New Jersey Economic Development Authority	4.271	06/15/20	7,708,500
1,600,000		New Jersey Economic Development Authority	5.706	06/15/30	1,698,320
3,000,000		New Jersey Economic Development Authority	5.756	06/15/31	3,189,840
1,500,000		New Jersey Educational Facilities Authority	2.304	07/01/22	1,464,045
1,415,000		New Jersey Educational Facilities Authority	2.504	07/01/23	1,386,106
178

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,615,000		New Jersey Institute of Technology	4.177%	07/01/37	$1,637,125
2,655,000		New York City Transitional Finance Authority Future Tax Secured Revenue	5.000	02/01/23	2,976,945
1,000,000		New York City Transitional Finance Authority Future Tax Secured Revenue	3.780	02/01/26	1,038,730
3,000,000		New York State Dormitory Authority	3.879	07/01/46	2,878,680
1,500,000		Oklahoma Water Resources Board	2.794	04/01/21	1,546,620
5,500,000		Palm Desert Redevelopment Agency	2.750	10/01/22	5,556,540
6,155,000		Palm Desert Redevelopment Agency	3.000	10/01/23	6,155,739
1,690,000		Port of Corpus Christi Authority of Nueces County	2.888	12/01/21	1,711,987
1,390,000		Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	1,310,339
1,800,000		Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	1,693,836
3,535,000		Regents of the University of California Medical Center Pooled Revenue	2.859	05/15/30	3,322,971
5,000,000		Regents of the University of California Medical Center Pooled Revenue	3.290	05/15/36	4,570,400
2,000,000		San Francisco Bay Area Rapid Transit District	3.477	07/01/27	2,000,780
5,000,000		State of California	4.988	04/01/39	5,321,100
1,000,000		State of Illinois	4.125	01/01/19	1,002,650
15,000,000		State of Illinois	5.000	02/01/19	15,340,350
9,700,000		State of Illinois	5.000	02/01/20	10,027,763
5,000,000		State of Illinois	4.620	06/15/38	5,225,150
4,000,000		State of Texas	3.721	10/01/31	4,167,720
4,000,000		State of Texas	3.771	10/01/32	4,166,880
4,050,000		Syracuse Industrial Development Agency	5.000	01/01/36	3,996,338
640,000		Texas Public Finance Authority	5.250	07/01/17	640,070
500,000		University of California	2.676	05/15/21	508,970
4,500,000		University of California	2.817	05/15/24	4,532,085
7,000,000		University of California	3.063	07/01/25	7,069,650
4,420,000		University of California	3.552	05/15/39	4,285,720
6,385,000		Virgin Islands Public Finance Authority	5.000	10/01/21	5,443,213
5,000,000	g	Virgin Islands Water & Power Authority-Electric System	5.500	11/15/18	4,991,250
2,740,000		Virginia Housing Development Authority	3.668	10/01/27	2,786,580
		TOTAL MUNICIPAL BONDS			232,898,201

U.S. TREASURY SECURITIES - 14.5%
15,000,000		United States Treasury Bond	4.500	05/15/38	19,445,505
30,000,000		United States Treasury Bond	4.375	11/15/39	38,276,940
20,000,000		United States Treasury Bond	4.375	05/15/40	25,552,340
6,165,000		United States Treasury Bond	2.875	08/15/45	6,209,067
12,000,000		United States Treasury Bond	2.500	02/15/46	11,188,596
20,000,000		United States Treasury Bond	2.500	05/15/46	18,639,840
10,415,000		United States Treasury Bond	3.000	02/15/47	10,762,434
5,000,000		United States Treasury Bond	3.000	05/15/47	5,169,140
10,053,600	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/22	10,003,553
10,592,600	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	10,494,068
25,807,000	k	United States Treasury Inflation Indexed Bonds	0.250	01/15/25	25,342,061
7,505,000		United States Treasury Note	1.250	05/31/19	7,487,116
80,000		United States Treasury Note	1.625	03/15/20	80,247
10,000,000		United States Treasury Note	2.000	10/31/21	10,079,300
16,718,000		United States Treasury Note	1.750	05/31/22	16,618,077
179

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$10,000,000		United States Treasury Note	1.875%	08/31/22	$9,978,910
30,000,000		United States Treasury Note	1.875	10/31/22	29,889,840
25,000,000		United States Treasury Note	2.000	11/30/22	25,051,750
6,505,000		United States Treasury Note	1.625	05/31/23	6,360,667
34,490,000		United States Treasury Note	1.375	06/30/23	33,200,660
20,000,000		United States Treasury Note	1.250	07/31/23	19,090,620
20,100,000		United States Treasury Note	1.375	08/31/23	19,306,995
10,120,000		United States Treasury Note	1.375	09/30/23	9,712,042
15,000,000		United States Treasury Note	2.750	11/15/23	15,609,960
34,400,000		United States Treasury Note	2.250	12/31/23	34,734,609
22,500,000		United States Treasury Note	2.250	01/31/24	22,705,672
25,000,000		United States Treasury Note	2.125	02/29/24	25,023,450
27,330,000		United States Treasury Note	2.125	03/31/24	27,342,818
5,000,000		United States Treasury Note	2.000	04/30/24	4,961,135
7,155,000		United States Treasury Note	2.000	05/31/24	7,095,470
7,500,000		United States Treasury Note	1.875	06/30/24	7,432,035
5,649,000		United States Treasury Note	2.375	05/15/27	5,685,408
15,000,000		United States Treasury Note	4.250	05/15/39	18,812,700
		TOTAL U.S. TREASURY SECURITIES			537,343,025

		TOTAL GOVERNMENT BONDS			1,686,885,020
		(Cost $1,687,592,262)

STRUCTURED ASSETS - 15.9%

ASSET BACKED - 8.2%
159,019	i	ACE Securities Corp Home Equity Loan Trust	1.951	08/25/35	159,002
		Series - 2005 HE5 (Class M2)
8,960,000		AmeriCredit Automobile Receivables Trust	2.570	07/08/20	9,012,514
		Series - 2014 2 (Class D)
10,000,000		AmeriCredit Automobile Receivables Trust	2.710	09/08/22	9,893,260
		Series - 2016 3 (Class D)
1,500,000	g,i	Anchorage Capital Ltd	6.058	04/15/27	1,500,000
		Series - 2015 6A (Class E1)
2,000,000	g,i	Apidos CLO XXIV	3.156	07/20/27	2,007,480
		Series - 2016 24A (Class A2)
1,750,000	g,i	Ares XXVIII CLO Ltd	3.258	10/17/24	1,750,023
		Series - 2013 3A (Class C1R)
1,408,818	i	Asset Backed Securities Corp Home Equity Loan Trust	1.183	03/25/35	1,406,735
		Series - 2005 HE1 (Class M1)
4,000,000	g,i	Atrium XI	2.632	10/23/25	3,996,030
		Series - 2017 11A (Class BR)
6,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.040	03/20/19	6,031,324
		Series - 2012 3A (Class B)
3,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.780	06/20/22	3,018,220
		Series - 2016 1A (Class B)
5,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.360	11/20/22	5,071,321
		Series - 2016 2A (Class B)
3,500,000	g	Avis Budget Rental Car Funding AESOP LLC	4.830	11/20/22	3,547,500
		Series - 2016 2A (Class C)
1,380,711	i	Bear Stearns Asset Backed Securities Trust	1.706	07/25/35	1,370,288
		Series - 2005 SD3 (Class 1A)
1,379,899	i	Bear Stearns Asset Backed Securities Trust	1.616	02/25/36	1,376,530
		Series - 2006 EC2 (Class M1)
180

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000	g	Bowman Park CLO Ltd	3.545%	11/23/25	$2,018,588
		Series - 2014 1A (Class B2R)
5,000,000	g,i	Canyon Capital	2.253	12/15/20	4,900,480
		Series - 2006 1A (Class D)
1,100,000		Capital Auto Receivables Asset Trust	3.160	11/20/20	1,114,015
		Series - 2015 2 (Class D)
2,250,000		Capital Auto Receivables Asset Trust	2.420	06/21/21	2,249,062
		Series - 2016 2 (Class C)
3,000,000		Capital Auto Receivables Asset Trust	3.160	11/20/23	3,021,138
		Series - 2016 2 (Class D)
5,000,000	g	Capital Automotive REIT	3.660	10/15/44	5,016,408
		Series - 2014 1A (Class A)
4,991,667	g	Capital Automotive REIT	3.870	04/15/47	5,050,851
		Series - 2017 1A (Class A1)
3,400,000	g,i	Carlyle Global Market Strategies CLO 2013-3 Ltd	2.708	07/15/25	3,401,734
		Series - 2013 3A (Class A2A)
1,500,000	g	Carlyle Global Market Strategies CLO 2013-3 Ltd	3.530	07/15/25	1,503,755
		Series - 2013 3A (Class A2B)
9,617,391	g,i	CBRE Realty Finance	1.450	04/07/52	4,106,212
		Series - 2007 1A (Class A2)
195,536	i,m	CCR, Inc	1.439	07/10/17	195,483
		Series - 2010 CX (Class C)
726,190	g	CCR, Inc	4.750	07/10/22	737,317
		Series - 2012 CA (Class C)
1,500,000	g	Cent CLO 21 Ltd	3.500	07/27/26	1,523,481
		Series - 2014 21A (Class A2BR)
57,139		Centex Home Equity	5.540	01/25/32	57,061
		Series - 2002 A (Class AF6)
750,000	i	CIFC Funding 2015-I Ltd	6.153	01/22/27	718,320
		Series - 2015 1X (Class E1)
2,000,000	g,i	CIFC Funding Ltd	6.153	01/22/27	1,915,520
		Series - 2015 1A (Class E1)
280,534	i	Countrywide Asset-Backed Certificates (Step Bond)	5.216	10/25/17	282,430
		Series - 2002 S4 (Class A5)
4,887,500	g	DB Master Finance LLC	3.262	02/20/45	4,916,776
		Series - 2015 1A (Class A2I)
2,443,750	g	DB Master Finance LLC	3.980	02/20/45	2,505,675
		Series - 2015 1A (Class A2II)
4,045,563	g	Domino’s Pizza Master Issuer LLC	5.216	01/25/42	4,047,504
		Series - 2012 1A (Class A2)
1,975,000	g	Domino’s Pizza Master Issuer LLC	3.484	10/25/45	1,994,612
		Series - 2015 1A (Class A2I)
3,000,000	g,h,i	Domino’s Pizza Master Issuer LLC	255.100	07/25/47	2,998,125
		Series - 2017 1A (Class A2I)
5,000,000	g,h	Domino’s Pizza Master Issuer LLC	411.800	07/25/47	4,996,875
		Series - 2017 1A (Class A23)
3,000,000	g,i	Dryden 45 Senior Loan Fund	2.958	07/15/27	3,001,561
		Series - 2016 45A (Class B)
193,378	i	First Frankin Mortgage Loan Trust	1.456	01/25/36	193,206
		Series - 2006 FF1 (Class 2A3)
3,250,000	g	FOCUS Brands Funding LLC	3.857	04/30/47	3,294,623
		Series - 2017 1A (Class A2I)
181

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,100,000	g,i	Galaxy XIX CLO Ltd	2.703%	01/24/27	$4,112,422
		Series - 2015 19A (Class A1A)
5,175,000	g,i	Galaxy XV CLO Ltd	3.008	04/15/25	5,177,778
		Series - 2013 15A (Class B)
101	i	Greenpoint Mortgage Funding Trust	0.576	04/25/47	101
		Series - 2007 AR2 (Class 1A1)
1,100,583	i	GSAMP Trust	0.980	05/25/34	1,030,002
		Series - 2004 HE1 (Class M1)
1,586,098	i	GSAMP Trust	0.607	02/25/36	1,581,468
		Series - 2006 NC1 (Class A2)
4,217,302	i	GSAMP Trust	1.706	07/25/45	4,211,584
		Series - 2005 HE4 (Class M2)
4,289,682	g	HERO Residual Funding	4.500	09/21/42	4,303,088
		Series - 2016 1R (Class A1)
4,020,000	g	Hertz Vehicle Financing LLC	1.830	08/25/19	4,007,181
		Series - 2013 1A (Class A2)
4,000,000	g	Hertz Vehicle Financing LLC	2.320	03/25/20	3,986,065
		Series - 2016 1A (Class A)
6,000,000	g	Hertz Vehicle Financing LLC	3.110	07/25/20	5,953,467
		Series - 2016 3A (Class B)
2,000,000	g	Hertz Vehicle Financing LLC	4.430	07/25/20	1,960,751
		Series - 2016 3A (Class C)
2,744,858	g	Hilton Grand Vacations Trust	2.660	12/26/28	2,745,920
		Series - 2017 AA (Class A)
4,574,764	g,i	Hilton Grand Vacations Trust	2.960	12/26/28	4,592,726
		Series - 2017 AA (Class B)
2,548,986	i	Home Equity Mortgage Loan Asset-Backed Trust	1.586	10/25/35	2,541,179
		Series - 2005 C (Class AII3)
1,722,349	i	Lehman XS Trust	1.776	08/25/35	1,683,180
		Series - 2005 2 (Class 1A1)
407,811	i	Lehman XS Trust	1.466	02/25/36	402,390
		Series - 2006 1 (Class 1A1)
3,000,000	g	Madison Park Funding XIII Ltd	3.300	01/19/25	2,989,205
		Series - 2014 13A (Class B2R)
1,346,931	i	MASTR Asset Backed Securities Trust (Step Bond)	0.605	10/25/35	1,346,398
		Series - 2005 HE2 (Class M1)
1,097,336	i	MASTR Asset Backed Securities Trust	5.648	11/25/35	1,075,988
		Series - 2005 AB1 (Class A4)
3,255,147	g	MVW Owner Trust	2.640	12/20/33	3,206,092
		Series - 2016 1A (Class B)
5,674,036	i	NovaStar Mortgage Funding Trust	1.650	09/25/33	5,665,082
		Series - 2003 2 (Class M1)
991,359		Oakwood Mortgage Investors, Inc	5.410	11/15/32	1,027,204
		Series - 2002 C (Class A1)
360,027	g	OneMain Direct Auto Receivables Trust	2.040	01/15/21	360,434
		Series - 2016 1A (Class A)
570,401	g,i	Orange Lake Timeshare Trust	3.030	07/09/29	569,014
		Series - 2014 AA (Class B)
447,800	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.996	01/25/36	447,832
		Series - 2005 WCH1 (Class M2)
256,766	i	Renaissance Home Equity Loan Trust (Step Bond)	5.392	07/25/34	257,229
		Series - 2004 2 (Class AF4)
182

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,850,000	i	Residential Funding Mortgage Securities II, Inc (Step Bond)	6.630%	09/25/35	$2,914,004
		Series - 2005 HI3 (Class M5)
81,639	i	Residential Funding Mortgage Securities II, Inc (Step Bond)	6.010	02/25/36	81,861
		Series - 2006 HI1 (Class M1)
2,756,263	i	Residential Funding Mortgage Securities II, Inc (Step Bond)	6.060	02/25/36	2,882,758
		Series - 2006 HI1 (Class M2)
4,000,000		Santander Drive Auto Receivables Trust	2.660	11/15/21	4,027,997
		Series - 2016 2 (Class C)
800,000		Santander Drive Auto Receivables Trust	2.740	12/15/21	803,593
		Series - 2015 5 (Class C)
5,000,000		Santander Drive Auto Receivables Trust	3.090	04/15/22	5,069,720
		Series - 2016 1 (Class C)
3,800,000		Santander Drive Auto Receivables Trust	3.390	04/15/22	3,852,568
		Series - 2016 2 (Class D)
211,005	i	Saxon Asset Securities Trust (Step Bond)	6.120	11/25/30	219,037
		Series - 2002 2 (Class AF6)
842,706	i	Securitized Asset Backed Receivables LLC	0.747	10/25/35	839,861
		Series - 2005 OP2 (Class A2C)
8,513,160	g	Sierra Receivables Funding Co LLC	3.200	03/20/34	8,578,193
		Series - 2017 1A (Class B)
782,982	g	Sierra Timeshare Receivables Funding LLC	2.430	06/20/32	782,117
		Series - 2015 2A (Class A)
3,124,864	g	Sierra Timeshare Receivables Funding LLC	2.580	09/20/32	3,131,153
		Series - 2015 3A (Class A)
4,373,219	g	Sierra Timeshare Receivables Funding LLC	3.080	09/20/32	4,386,006
		Series - 2015 3A (Class B)
2,807,531	g	Sierra Timeshare Receivables Funding LLC	2.330	07/20/33	2,806,074
		Series - 2016 2A (Class A)
5,615,062	g	Sierra Timeshare Receivables Funding LLC	2.780	07/20/33	5,610,351
		Series - 2016 2A (Class B)
626,999	g	SolarCity LMC	4.800	11/20/38	622,649
		Series - 2013 1 (Class A)
775,499	g	SolarCity LMC	4.590	04/20/44	770,690
		Series - 2014 1 (Class A)
1,301,298	g	SolarCity LMC	4.020	07/20/44	1,270,644
		Series - 2014 2 (Class A)
4,500,000	g,i	Sound Point Clo XIV Ltd	7.803	01/23/29	4,523,129
		Series - 2016 3A (Class E)
5,575,891	g	SpringCastle America Funding LLC	3.050	04/25/29	5,608,761
		Series - 2016 AA (Class A)
1,773,101	i	Structured Asset Securities Corp Mortgage Loan Trust	2.551	04/25/35	1,685,421
		Series - 2005 7XS (Class 2A1A)
7,940,000	g	Taco Bell Funding LLC	3.832	05/25/46	8,117,141
		Series - 2016 1A (Class A2I)
4,962,500	g	Taco Bell Funding LLC	4.970	05/25/46	5,227,398
		Series - 2016 1A (Class A23)
9,443,452	g,i	THUNDERBOLT AIRCRAFT LEASE Ltd (Step Bond)	4.212	05/17/32	9,636,134
		Series - 2017 A (Class A)
2,346,726	g,i	THUNDERBOLT AIRCRAFT LEASE Ltd (Step Bond)	4.500	05/17/32	2,160,982
		Series - 2017 A (Class C)
3,500,000	g,i	Vericrest Opportunity Loan Tra (Step Bond)	3.250	04/25/59	3,496,930
		Series - 2017 NPL7 (Class A1)
3,500,000	g,i	Vericrest Opportunity Loan Tra (Step Bond)	5.375	04/25/59	3,487,366
		Series - 2017 NPL7 (Class A2)
183

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000	g,i	VOLT LIX LLC (Step Bond)	5.375%	05/25/47	$1,992,526
		Series - 2017 NPL6 (Class A2)
4,343,184	g,i	VOLT LVII LLC (Step Bond)	3.375	04/25/47	4,339,971
		Series - 2017 NPL4 (Class A1)
9,250,000	g,h,i	Voya CLO 2014-4 Ltd	4.540	10/14/26	9,250,000
		Series - 2014 4A (Class A2BR)
302,680	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	305,001
		Series - 2006 N1 (Class N1)
43,050	g,i	Wachovia Loan Trust	1.576	05/25/35	42,772
		Series - 2005 SD1 (Class A)
11,790,000	g	Wendys Funding LLC	3.371	06/15/45	11,891,158
		Series - 2015 1A (Class A2I)
		TOTAL ASSET BACKED			301,548,785

OTHER MORTGAGE BACKED - 7.7%
2,328,800	i	Adjustable Rate Mortgage Trust	2.266	05/25/35	2,250,817
		Series - 2005 1 (Class 5M1)
2,873,392	i	American Home Mortgage Investment Trust	2.930	10/25/34	2,815,552
		Series - 2004 3 (Class 4A)
665,610	i	Banc of America Commercial Mortgage Trust	5.910	05/10/45	664,738
		Series - 2006 2 (Class C)
10,000,000		Banc of America Commercial Mortgage Trust	3.019	07/15/49	10,056,235
		Series - 2016 UB10 (Class ASB)
1,340,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	1,313,092
		Series - 2007 4 (Class E)
7,500,000	i	Banc of America Commercial Mortgage Trust	5.971	02/10/51	7,618,733
		Series - 2007 5 (Class AJ)
1,965,000	g,i	Banc of America Commercial Mortgage Trust	6.000	02/10/51	1,954,967
		Series - 2007 4 (Class D)
4,849,015	g,i	Bayview Opportunity Master Fund IVb Trust 2017-CRT1	3.372	10/25/28	4,866,665
		Series - 2017 CRT1 (Class M)
2,226,000	i	Bear Stearns Commercial Mortgage Securities Trust	6.136	09/11/42	2,234,640
		Series - 2007 T28 (Class AJ)
4,500,000		CD Mortgage Trust	2.622	08/10/49	4,447,443
		Series - 2016 CD1 (Class ASB)
353,768		Citicorp Mortgage Securities, Inc	5.500	07/25/35	343,617
		Series - 2005 4 (Class 1A7)
10,000,000		Citigroup Commercial Mortgage Trust	3.003	05/10/49	10,093,101
		Series - 2016 C1 (Class AAB)
36,505	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	36,821
		Series - 2007 C3 (Class AM)
16,500,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	16,891,875
		Series - 2007 C3 (Class AJ)
9,044,000		COMM Mortgage Trust	2.972	10/10/49	9,114,041
		Series - 2016 COR1 (Class ASB)
1,799,178	g,i	COMM Mortgage Trust	1.684	12/10/49	1,798,030
		Series - 2007 C9 (Class AJFL)
4,265,000	i	Commercial Mortgage Trust	6.147	12/10/49	4,242,204
		Series - 2007 GG11 (Class B)
764,311		Countrywide Alternative Loan Trust	5.000	04/25/20	752,683
		Series - 2005 6CB (Class 2A1)
921,575	i	Countrywide Alternative Loan Trust	1.442	07/20/35	871,199
		Series - 2005 24 (Class 4A1)
184

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$948,266	i	Countrywide Home Loan Mortgage Pass Through Trust	3.137%	11/20/34	$953,910
		Series - 2004 HYB6 (Class A2)
112,031		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	110,633
		Series - 2005 17 (Class 1A10)
90,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	92,171
		Series - 2007 C4 (Class A1AJ)
6,000,000	i	Credit Suisse Commercial Mortgage Trust	5.949	09/15/39	6,121,150
		Series - 2007 C4 (Class AJ)
1,259,429	i	Credit Suisse Commercial Mortgage Trust	5.953	09/15/39	1,258,238
		Series - 2007 C4 (Class A1AM)
1,396,405	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	1,431,958
		Series - 2007 C2 (Class AJ)
2,083,000	g,i	DBUBS Mortgage Trust	5.510	08/10/44	2,271,017
		Series - 2011 LC3A (Class B)
6,825,101	i	GE Capital Commercial Mortgage Corp	5.899	11/10/45	6,810,921
		Series - 2005 C4 (Class AJ)
4,072,770		GS Mortgage Securities Trust	5.622	11/10/39	3,727,888
		Series - 2006 GG8 (Class AJ)
844,191		GSR Mortgage Loan Trust	6.000	01/25/35	852,361
		Series - 2005 1F (Class 3A3)
159,578	i	GSR Mortgage Loan Trust	1.406	08/25/46	160,131
		Series - 2006 OA1 (Class 2A1)
223,721	i	Impac CMB Trust	1.876	03/25/35	207,909
		Series - 2004 11 (Class 2A1)
1,907,098	i	Impac CMB Trust	1.466	05/25/35	1,829,896
		Series - 0 4 (Class 1A1B)
310,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.581	07/15/46	333,782
		Series - 2011 C4 (Class C)
10,000,000		JP Morgan Chase Commercial Mortgage Securities Trust	2.713	08/15/49	9,992,089
		Series - 2016 JP2 (Class ASB)
7,248,984	g,i	JP Morgan Mortgage Trust	3.500	01/25/47	7,391,985
		Series - 2017 1 (Class A3)
1,446,055	i	JP Morgan Mortgage Trust 2006-A2	3.142	11/25/33	1,469,646
		Series - 2006 A2 (Class 5A3)
9,958,760	g,i	JP Morgan Mortgage Trust 2017-2	3.500	05/25/47	10,100,353
		Series - 2017 2 (Class A3)
946,017	i	LB-UBS Commercial Mortgage Trust	6.049	06/15/38	947,401
		Series - 2006 C4 (Class B)
3,791,531	i	LB-UBS Commercial Mortgage Trust	5.737	03/15/39	3,829,450
		Series - 2006 C3 (Class C)
169,881	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	169,717
		Series - 2007 C1 (Class C)
3,000,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	2,988,460
		Series - 2007 C1 (Class D)
902,510		Lehman Mortgage Trust	5.500	11/25/35	840,020
		Series - 2005 1 (Class 2A4)
3,536,568	g,i	LVII Resecuritization Trust	3.851	07/25/47	3,538,778
		Series - 2015 A (Class A)
75,000	i	Merrill Lynch Mortgage Trust	6.542	02/12/51	75,773
		Series - 0 C1 (Class AJA)
5,455,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	5,450,506
		Series - 2007 6 (Class AM)
185

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,149,500	i	Morgan Stanley Capital I Trust	0.860%	02/25/35	$3,010,210
		Series - 2005 WMC2 (Class M3)
2,087,897	i	Morgan Stanley Capital I Trust	5.389	11/12/41	2,090,461
		Series - 2006 HQ10 (Class AJ)
757,745	i	Morgan Stanley Capital I Trust	5.832	07/12/44	757,281
		Series - 2006 HQ9 (Class B)
1,830,000	i	Morgan Stanley Capital I Trust	5.842	07/12/44	1,826,974
		Series - 2006 HQ9 (Class C)
452,614	i	Morgan Stanley Capital I Trust	5.861	04/12/49	454,312
		Series - 2007 HQ12 (Class C)
11,000,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	11,023,296
		Series - 2007 IQ15 (Class AJ)
10,000,000		Morgan Stanley Capital I Trust	2.606	08/15/49	9,903,582
		Series - 2016 UB11 (Class ASB)
4,000,000	i	Morgan Stanley Capital I Trust	6.372	12/12/49	3,644,662
		Series - 2007 IQ16 (Class AJFX)
2,059,001	i	Option One Mortgage Loan Trust	0.950	05/25/34	1,951,906
		Series - 2004 2 (Class M1)
186,429	i	RALI Trust	1.516	01/25/35	185,312
		Series - 2005 QA1 (Class A1)
4,846,315	g,i	Sequoia Mortgage Trust	3.500	02/25/47	4,948,092
		Series - 2017 1 (Class A4)
16,051,384	g,i	Sequoia Mortgage Trust	3.500	04/25/47	16,338,869
		Series - 2017 3 (Class A4)
4,918,113	g,i	Shellpoint Co-Originator Trust	3.500	04/25/47	4,994,382
		Series - 2017 1 (Class A4)
1,174,888	i	Structured Adjustable Rate Mortgage Loan Trust	1.556	08/25/35	1,151,994
		Series - 2005 16XS (Class A1)
568,987	g,i	Terwin Mortgage Trust	1.996	03/25/35	561,063
		Series - 2005 3SL (Class M1)
286,562	i	Wachovia Bank Commercial Mortgage Trust	5.413	12/15/43	290,230
		Series - 2007 C30 (Class AJ)
3,117,138	i	Wachovia Bank Commercial Mortgage Trust	5.780	01/15/45	3,112,243
		Series - 2006 C23 (Class F)
3,890,849	i	Wachovia Bank Commercial Mortgage Trust	5.825	07/15/45	3,937,075
		Series - 2006 C27 (Class AJ)
3,000,000	i	Wachovia Bank Commercial Mortgage Trust	6.214	05/15/46	3,003,556
		Series - 2007 C34 (Class B)
100,000	i	Wachovia Bank Commercial Mortgage Trust	6.219	05/15/46	100,101
		Series - 2007 C34 (Class C)
6,650,000	i	Wachovia Bank Commercial Mortgage Trust	6.271	05/15/46	6,654,770
		Series - 2007 C34 (Class AJ)
11,548,461	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	11,792,365
		Series - 2007 C31 (Class AJ)
6,440,000	i	Wachovia Bank Commercial Mortgage Trust	6.126	04/15/47	6,534,024
		Series - 2007 C31 (Class C)
3,965,127	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	3,965,405
		Series - 2007 C32 (Class AMFX)
9,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	8,913,243
		Series - 2007 C32 (Class B)
19,770,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	19,965,130
		Series - 2007 C32 (Class AJ)
186

TIAA-CREF FUNDS - Bond Plus Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$40,000	i	Wachovia Bank Commercial Mortgage Trust	5.953%	02/15/51	$39,962
			Series - 2007 C33 (Class AM)
			TOTAL OTHER MORTGAGE BACKED			286,473,096

			TOTAL STRUCTURED ASSETS			588,021,881
			(Cost $584,903,347)

			TOTAL BONDS			3,527,104,046
			(Cost $3,506,051,730)

SHARES			COMPANY
COMMON STOCKS - 0.0%

ENERGY - 0.0%
	31,782	*	Peabody Energy Corp			777,070
			TOTAL ENERGY			777,070
			TOTAL COMMON STOCKS			777,070
			(Cost $437,016)

PREFERRED STOCK - 0.0%

ENERGY - 0.0%
	3,560	*,m	Peabody Energy Corp			114,048
			TOTAL ENERGY			114,048
			TOTAL PREFERRED STOCK			114,048
			(Cost $88,473)

RIGHTS / WARRANTS - 0.0%

ENERGY
	31	*,m	Peabody Energy Corp			758
			TOTAL ENERGY			758
			TOTAL RIGHTS / WARRANTS			758
			(Cost $426)

PRINCIPAL			ISSUER
SHORT-TERM INVESTMENTS - 6.9%
TREASURY DEBT - 6.9%
EGP	60,000,000	j	Egypt Treasury Bills	0.000	12/12/17	3,031,093
	$4,800,000		United States Treasury Bill	0.691	07/06/17	4,799,707
	6,900,000		United States Treasury Bill	0.773	07/20/17	6,897,399
	115,300,000		United States Treasury Bill	0.788-0.798	07/27/17	115,236,931
	54,000,000		United States Treasury Bill	0.927	09/14/17	53,896,266
	50,000,000		United States Treasury Bill	0.959	09/21/17	49,892,800
	22,900,000		United States Treasury Bill	0.999	09/28/17	22,844,101
			TOTAL TREASURY DEBT			256,598,297

			TOTAL SHORT-TERM INVESTMENTS			256,598,297
			(Cost $256,618,735)

			TOTAL INVESTMENTS - 105.6%			3,921,710,186
			(Cost $3,900,741,428)
			OTHER ASSETS & LIABILITIES, NET - (5.6)%			(207,784,667)
			NET ASSETS - 100.0%			$3,713,925,519
187

TIAA-CREF FUNDS - Bond Plus Fund

Abbreviation(s):
BRL	Brazilian Real
EGP	Egyptian Pound
JPY	Japenese Yen
MXN	Mexican Peso
REIT	Real Estate Investment Trust
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

*	Non-income producing
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2017, the aggregate value of these securities was $682,539,466 or 18.4% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond
q	In default
w	All or a portion of these securities have been segregated to cover collateral requirements on mortgage dollar rolls.

188

TIAA-CREF FUNDS - High-Yield Fund

TIAA-CREF FUNDS

HIGH-YIELD FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2017

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 6.1%

AUTOMOBILES & COMPONENTS - 0.2%
$8,676,710	i	Gates Global LLC	4.546%	04/01/24	$8,668,814
		TOTAL AUTOMOBILES & COMPONENTS			8,668,814

CAPITAL GOODS - 0.1%
1,666,625	i	Proampac PG Borrower LLC	5.180	11/20/23	1,682,258
		TOTAL CAPITAL GOODS			1,682,258

CONSUMER DURABLES & APPAREL - 0.2%
11,166,785	i	Academy Ltd	5.197	07/01/22	8,631,925
		TOTAL CONSUMER DURABLES & APPAREL			8,631,925

CONSUMER SERVICES - 1.7%
9,287,685	i	Allied Universal Holdco LLC	5.046	07/28/22	9,307,004
495,523	i	Boyd Gaming Corp	3.690	09/15/23	496,455
13,275,000	i	CDS US Intermediate Holdings, Inc	9.546	07/10/23	13,308,187
9,930,651	i	KinderCare Education LLC	5.046	08/12/22	9,974,147
10,114,298	i	ProQuest, LLC	5.476	10/24/21	10,145,956
3,712,693	i	Scientific Games International, Inc	5.080	10/01/21	3,747,258
11,470,744	i	Spin Holdco, Inc	4.966	11/14/22	11,396,184
5,000,000	h,i	Spin Holdco, Inc	4.966	11/14/22	4,967,500
		TOTAL CONSUMER SERVICES			63,342,691

ENERGY - 0.4%
10,845,000	i	California Resources Corp	11.534	12/31/21	11,441,475
4,912,500	i	Petrochoice Holdings, Inc	6.121	08/21/22	4,943,203
		TOTAL ENERGY			16,384,678

FOOD & STAPLES RETAILING - 0.4%
2,000,000	i	Rite Aid Corp	5.980	08/21/20	2,015,000
11,000,000	i	Rite Aid Corp	5.105	06/21/21	11,027,500
		TOTAL FOOD & STAPLES RETAILING			13,042,500

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
10,890,275	i	Nature’s Bounty Co	4.796	05/05/23	10,896,156
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			10,896,156

INSURANCE - 0.4%
9,975,000	i	Acrisure LLC	6.296	11/22/23	10,058,092
4,800,000	i	Asurion LLC	8.726	03/03/21	4,818,000
		TOTAL INSURANCE			14,876,092
MATERIALS - 0.6%
5,478,428	i	Plaze, Inc	4.550	07/29/22	5,494,425
189

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,447,051	i	Road Infrastructure Investment LLC	4.709%	06/13/23	$5,465,517
12,000,000	i	Solenis International LP	7.952	07/29/22	11,994,000
		TOTAL MATERIALS			22,953,942

MEDIA - 0.2%
8,288,143	i	Time, Inc	4.476	04/26/21	8,288,143
		TOTAL MEDIA			8,288,143

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
4,641,224	i	Vizient, Inc	4.726	02/13/23	4,677,983
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			4,677,983

REAL ESTATE - 0.2%
7,790,502	i	DTZ US Borrower LLC	4.420	11/04/21	7,774,921
1,502,128	i	DTZ US Borrower LLC	9.422	11/04/22	1,497,126
		TOTAL REAL ESTATE			9,272,047

RETAILING - 0.4%
4,987,500	i	Bass Pro Group LLC	6.296	12/15/23	4,840,369
8,650,000	h	Sally Holdings LLC	2.500	06/23/24	8,650,000
		TOTAL RETAILING			13,490,369

SOFTWARE & SERVICES - 0.4%
12,000,000	i	Mitchell International, Inc	8.672	10/11/21	12,071,280
		TOTAL SOFTWARE & SERVICES			12,071,280

UTILITIES - 0.5%
4,975,031	i	Talen Energy Supply LLC	5.226	07/14/23	4,605,038
13,482,250	i	Vistra Operations Co LLC	4.467	12/14/23	13,472,138
		TOTAL UTILITIES			18,077,176

		TOTAL BANK LOAN OBLIGATIONS			226,356,054
		(Cost $227,550,729)

BONDS - 81.8%

CORPORATE BONDS - 81.8%

AUTOMOBILES & COMPONENTS - 1.4%
2,350,000	g	Adient Global Holdings Ltd	4.875	08/15/26	2,355,875
3,600,000	g	Allison Transmission, Inc	5.000	10/01/24	3,690,000
5,700,000	g	Dana Financing Luxembourg Sarl	5.750	04/15/25	5,899,500
7,500,000	g	Dana Financing Luxembourg Sarl	6.500	06/01/26	7,982,812
11,171,000	g	Gates Global LLC	6.000	07/15/22	11,198,928
2,875,000		Goodyear Tire & Rubber Co	5.000	05/31/26	2,975,625
1,100,000	g,o	IHO Verwaltungs GmbH	4.125	09/15/21	1,120,625
1,100,000	g,o	IHO Verwaltungs GmbH	4.500	09/15/23	1,116,500
1,100,000	g,o	IHO Verwaltungs GmbH	4.750	09/15/26	1,112,375
7,550,000	g	Schaeffler Finance BV	4.750	05/15/23	7,776,500
3,000,000		Tenneco, Inc	5.000	07/15/26	3,033,750
825,000	g	ZF North America Capital, Inc	4.500	04/29/22	866,250
1,800,000	g	ZF North America Capital, Inc	4.750	04/29/25	1,899,000
		TOTAL AUTOMOBILES & COMPONENTS			51,027,740
190

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BANKS - 1.3%
$9,500,000	i	Citigroup, Inc	6.125%	12/30/49	$10,212,500
3,700,000	i	ING Groep NV	6.000	12/30/49	3,783,250
2,600,000	i	JPMorgan Chase & Co	7.900	12/30/49	2,702,700
4,750,000	g,i	Lloyds Banking Group plc	6.657	12/30/49	5,385,312
7,500,000	g,i	Nordea Bank AB	5.500	12/30/49	7,612,500
6,250,000		Royal Bank of Scotland Group plc	6.125	12/15/22	6,841,919
2,250,000		Royal Bank of Scotland Group plc	6.100	06/10/23	2,478,852
5,500,000		Royal Bank of Scotland Group plc	6.000	12/19/23	6,067,776
4,275,000	i	Royal Bank of Scotland Group plc	8.625	12/30/49	4,659,750
		TOTAL BANKS			49,744,559

CAPITAL GOODS - 1.7%
3,000,000		Anixter, Inc	5.125	10/01/21	3,195,000
2,500,000		Anixter, Inc	5.500	03/01/23	2,671,875
10,015,000	g	Cloud Crane LLC	10.125	08/01/24	10,991,462
4,335,000	g	Huntington Ingalls Industries, Inc	5.000	12/15/21	4,486,725
3,100,000		Manitowoc Foodservice, Inc	9.500	02/15/24	3,596,000
7,925,000		Orbital ATK, Inc	5.500	10/01/23	8,341,062
4,150,000	g	SPX FLOW, Inc	5.625	08/15/24	4,274,500
4,150,000	g	SPX FLOW, Inc	5.875	08/15/26	4,284,875
13,130,000	g	Stena AB	7.000	02/01/24	12,178,075
5,000,000		TransDigm, Inc	6.000	07/15/22	5,150,000
5,000,000		TransDigm, Inc	6.500	07/15/24	5,162,500
2,375,000		TransDigm, Inc	6.500	05/15/25	2,416,563
		TOTAL CAPITAL GOODS			66,748,637

COMMERCIAL & PROFESSIONAL SERVICES - 3.2%
2,500,000		AECOM	5.750	10/15/22	2,615,625
6,250,000		AECOM	5.875	10/15/24	6,796,875
11,500,000		AECOM	5.125	03/15/27	11,543,125
1,929,000		Clean Harbors, Inc	5.250	08/01/20	1,955,524
7,925,000		Clean Harbors, Inc	5.125	06/01/21	8,093,406
6,911,000	g	Herc Rentals, Inc	7.500	06/01/22	7,291,105
8,719,000	g	Herc Rentals, Inc	7.750	06/01/24	9,198,545
1,900,000	g	IHS Markit Ltd	4.750	02/15/25	2,040,125
5,000,000	g	KAR Auction Services, Inc	5.125	06/01/25	5,093,750
3,495,820	g,o	Neovia Logistics Intermediate Holdings LLC	10.000	04/01/20	1,573,119
2,000,000	g	Ritchie Bros Auctioneers, Inc	5.375	01/15/25	2,085,000
7,825,000		RR Donnelley & Sons Co	7.875	03/15/21	8,470,563
127,000		RR Donnelley & Sons Co	7.000	02/15/22	132,874
8,650,000		RR Donnelley & Sons Co	6.500	11/15/23	8,628,375
15,025,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	11,719,500
16,425,000		United Rentals North America, Inc	5.500	07/15/25	17,205,187
1,175,000		United Rentals North America, Inc	5.875	09/15/26	1,251,375
1,500,000		United Rentals North America, Inc	5.500	05/15/27	1,545,000
9,000,000	g	XPO Logistics, Inc	6.500	06/15/22	9,461,250
3,325,000	g	XPO Logistics, Inc	6.125	09/01/23	3,462,156
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			120,162,479
191

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
CONSUMER DURABLES & APPAREL - 2.0%
$2,125,000	g	Hanesbrands, Inc	4.625%	05/15/24	$2,156,875
7,000,000		KB Home	4.750	05/15/19	7,210,000
5,575,000		KB Home	7.000	12/15/21	6,244,000
1,900,000		KB Home	7.625	05/15/23	2,132,750
14,500,000		Lennar Corp	4.750	04/01/21	15,370,000
5,600,000		Lennar Corp	4.125	01/15/22	5,789,000
16,000,000		Lennar Corp	4.500	04/30/24	16,537,600
1,500,000		PulteGroup, Inc	4.250	03/01/21	1,563,750
3,000,000		PulteGroup, Inc	5.500	03/01/26	3,195,000
1,800,000		Standard Pacific Corp	8.375	01/15/21	2,128,500
13,150,000		Standard Pacific Corp	5.875	11/15/24	14,251,312
		TOTAL CONSUMER DURABLES & APPAREL			76,578,787

CONSUMER SERVICES - 7.8%
8,125,000	g	1011778 BC ULC / New Red Finance Inc	4.250	05/15/24	8,073,731
6,351,000		ADT Corp	6.250	10/15/21	6,914,651
7,575,000		ADT Corp	3.500	07/15/22	7,326,540
8,350,000	g	Aramark Services, Inc	5.000	04/01/25	8,819,687
4,000,000		Boyd Gaming Corp	6.375	04/01/26	4,325,000
2,800,000	g	CEDAR FAIR	5.375	04/15/27	2,961,000
6,000,000	g	Cott Holdings, Inc	5.500	04/01/25	6,120,000
1,750,000		GLP Capital LP	4.375	04/15/21	1,837,500
1,000,000		GLP Capital LP	5.375	04/15/26	1,092,290
3,000,000	g	Hilton Domestic Operating Co, Inc	4.250	09/01/24	3,041,250
13,500,000	g	Hilton Worldwide Finance LLC	4.625	04/01/25	13,921,875
9,210,000	g	International Game Technology	5.625	02/15/20	9,791,612
8,035,000	g	International Game Technology	6.250	02/15/22	8,778,238
14,785,000	g	International Game Technology	6.500	02/15/25	16,226,537
3,600,000	g	KFC Holding Co	4.750	06/01/27	3,676,500
2,500,000	g	Live Nation Entertainment, Inc	4.875	11/01/24	2,537,500
2,000,000		MGM Resorts International	5.250	03/31/20	2,117,500
4,250,000		MGM Resorts International	6.750	10/01/20	4,708,575
11,250,000		MGM Resorts International	6.000	03/15/23	12,403,125
9,500,000	g	Penn National Gaming, Inc	5.625	01/15/27	9,678,125
13,700,000	g	Pinnacle Entertainment, Inc	5.625	05/01/24	14,248,000
52,225,000	g	Prime Security Services Borrower LLC	9.250	05/15/23	56,750,819
4,000,000		Scientific Games International, Inc	6.250	09/01/20	3,965,000
14,500,000	g	Scientific Games International, Inc	7.000	01/01/22	15,442,500
16,000,000		Scientific Games International, Inc	10.000	12/01/22	17,540,000
8,750,000	g	ServiceMaster Co LLC	5.125	11/15/24	9,056,250
22,500,000	g	Six Flags Entertainment Corp	4.875	07/31/24	22,637,700
4,665,000		Speedway Motorsports, Inc	5.125	02/01/23	4,734,975
13,000,000	g	Wynn Las Vegas LLC	5.500	03/01/25	13,674,375
		TOTAL CONSUMER SERVICES			292,400,855

DIVERSIFIED FINANCIALS - 4.5%
4,750,000		Aircastle Ltd	5.000	04/01/23	5,070,625
6,200,000		Aircastle Ltd	4.125	05/01/24	6,300,750
5,000,000		Ally Financial, Inc	3.250	02/13/18	5,031,250
6,000,000		Ally Financial, Inc	4.750	09/10/18	6,165,000
5,000,000		Ally Financial, Inc	4.125	02/13/22	5,125,000
1,003,000	g	CIT Group, Inc	5.500	02/15/19	1,053,150
192

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,000,000		CIT Group, Inc	3.875%	02/19/19	$5,125,000
4,750,000		CIT Group, Inc	5.000	08/01/23	5,118,125
5,600,000	g,i	Credit Suisse Group AG.	6.250	12/30/49	5,950,000
831,000		General Motors Acceptance Corp LLC	8.000	11/01/31	1,017,975
10,000,000		GMAC, Inc	8.000	11/01/31	12,250,000
6,750,000		Icahn Enterprises LP	6.000	08/01/20	6,948,281
11,425,000		Icahn Enterprises LP	5.875	02/01/22	11,696,344
5,200,000		Icahn Enterprises LP	6.250	02/01/22	5,421,000
6,500,000		Icahn Enterprises LP	6.750	02/01/24	6,776,900
3,000,000		International Lease Finance Corp	6.250	05/15/19	3,217,872
3,600,000		International Lease Finance Corp	8.250	12/15/20	4,238,323
2,000,000		International Lease Finance Corp	4.625	04/15/21	2,128,508
3,550,000	g	Lincoln Finance Ltd	7.375	04/15/21	3,763,000
11,325,000		Navient Corp	5.500	01/15/19	11,792,156
13,100,000		Navient Corp	4.875	06/17/19	13,624,000
8,330,000		Navient Corp	6.625	07/26/21	8,965,163
9,500,000		Navient Corp	7.250	09/25/23	10,188,750
8,000,000		Navient Corp	6.125	03/25/24	8,240,000
11,200,000		NewStar Financial, Inc	7.250	05/01/20	11,466,000
		TOTAL DIVERSIFIED FINANCIALS			166,673,172

ENERGY - 12.6%
5,925,000		AmeriGas Partners LP	5.625	05/20/24	6,117,563
14,500,000		AmeriGas Partners LP	5.500	05/20/25	14,717,500
6,375,000		AmeriGas Partners LP	5.875	08/20/26	6,534,375
9,500,000		AmeriGas Partners LP	5.750	05/20/27	9,642,500
2,000,000		Ashland, Inc	6.875	05/15/43	2,170,000
2,183,000		California Resources Corp	5.500	09/15/21	1,266,140
5,180,000	g	California Resources Corp	8.000	12/15/22	3,276,350
4,151,000		California Resources Corp	6.000	11/15/24	2,158,520
8,565,000		Calumet Specialty Products Partners LP	6.500	04/15/21	7,408,725
4,585,000		Calumet Specialty Products Partners LP	7.625	01/15/22	4,011,875
8,600,000		Calumet Specialty Products Partners LP	7.750	04/15/23	7,482,000
1,400,000		Cheniere Corpus Christi Holdings LLC	7.000	06/30/24	1,561,000
12,185,000		Cheniere Corpus Christi Holdings LLC	5.875	03/31/25	12,992,256
10,878,000		Cloud Peak Energy Resources LLC	12.000	11/01/21	11,204,340
2,450,000		Concho Resources, Inc	5.500	04/01/23	2,517,375
3,000,000		Concho Resources, Inc	4.375	01/15/25	3,060,000
6,500,000		Continental Resources, Inc	5.000	09/15/22	6,378,125
4,945,000		Crestwood Midstream Partners LP	6.250	04/01/23	5,056,262
11,050,000	g	Crestwood Midstream Partners LP	5.750	04/01/25	11,022,375
1,800,000	g	Denbury Resources, Inc	9.000	05/15/21	1,714,500
1,900,000		Denbury Resources, Inc	6.375	08/15/21	1,140,000
4,750,000		Denbury Resources, Inc	5.500	05/01/22	2,660,000
19,485,000		Dynegy, Inc	6.750	11/01/19	20,093,906
5,000,000		Dynegy, Inc	7.375	11/01/22	4,937,500
5,000,000		Dynegy, Inc	7.625	11/01/24	4,850,000
6,925,000	g	Dynegy, Inc	8.000	01/15/25	6,717,250
2,100,000		EP Energy LLC	9.375	05/01/20	1,656,375
6,030,000		EP Energy LLC	7.750	09/01/22	3,557,700
7,400,000		EP Energy LLC	6.375	06/15/23	4,347,500
14,900,000		Exterran Partners LP	6.000	04/01/21	14,527,500
9,250,000		Exterran Partners LP	6.000	10/01/22	8,972,500
193

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,480,000		Ferrellgas Partners LP	6.500%	05/01/21	$5,178,600
4,550,000		Ferrellgas Partners LP	6.750	01/15/22	4,288,375
7,500,000		Ferrellgas Partners LP	6.750	06/15/23	6,975,000
4,375,000		Murphy Oil Corp	6.875	08/15/24	4,571,875
2,500,000		Murphy Oil USA, Inc	6.000	08/15/23	2,637,500
1,650,000		Murphy Oil USA, Inc	5.625	05/01/27	1,716,000
3,000,000		Newfield Exploration Co	5.750	01/30/22	3,157,500
3,600,000		Newfield Exploration Co	5.375	01/01/26	3,726,000
11,900,000		Oasis Petroleum, Inc	6.875	03/15/22	11,543,000
1,845,000		Oasis Petroleum, Inc	6.875	01/15/23	1,785,037
4,800,000	m	Peabody Energy Corp	6.000	11/15/18	0
5,500,000	m	Peabody Energy Corp	6.500	09/15/20	0
9,500,000	m	Peabody Energy Corp	6.250	11/15/21	0
4,750,000	m	Peabody Energy Corp	10.000	03/15/22	0
2,562,000		Precision Drilling Corp	5.250	11/15/24	2,241,750
5,300,470		Precision Drilling Trust	6.625	11/15/20	5,194,461
5,000,000		QEP Resources, Inc	5.375	10/01/22	4,812,500
9,335,000		Questar Market Resources, Inc	6.875	03/01/21	9,685,062
22,825,000	g	Range Resources Corp	5.750	06/01/21	23,281,500
1,900,000	g	Range Resources Corp	5.000	08/15/22	1,866,750
4,000,000		Regency Energy Partners LP	5.750	09/01/20	4,326,620
3,923,000		Regency Energy Partners LP	5.875	03/01/22	4,321,086
5,835,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	6,351,923
5,000,000		Sabine Pass Liquefaction LLC	5.625	04/15/23	5,557,345
3,000,000		Sabine Pass Liquefaction LLC	5.625	03/01/25	3,312,570
9,000,000		SM Energy Co	6.500	11/15/21	8,752,500
5,850,000		SM Energy Co	6.125	11/15/22	5,557,500
5,795,000		SM Energy Co	6.500	01/01/23	5,519,738
4,750,000		Southwestern Energy Co	5.800	01/23/20	4,866,375
8,900,000		Southwestern Energy Co	4.100	03/15/22	8,293,688
4,750,000		Southwestern Energy Co	6.700	01/23/25	4,643,125
10,200,000		Suburban Propane Partners LP	5.750	03/01/25	10,098,000
8,175,000		Suburban Propane Partners LP	5.875	03/01/27	8,134,125
10,000,000		Sunoco LP	5.500	08/01/20	10,250,000
4,000,000		Sunoco LP	6.250	04/15/21	4,180,000
6,800,000		Sunoco LP	6.375	04/01/23	7,184,880
9,825,000	g	Targa Resources Partners LP	5.125	02/01/25	10,119,750
4,350,000		Tesoro Corp	5.375	10/01/22	4,502,250
9,500,000	g	Tesoro Corp	4.750	12/15/23	10,230,550
5,000,000	g	Tesoro Corp	5.125	12/15/26	5,438,000
4,800,000		Tesoro Logistics LP	5.500	10/15/19	5,064,000
2,000,000		Tesoro Logistics LP	5.875	10/01/20	2,042,500
2,450,000		Tesoro Logistics LP	6.125	10/15/21	2,548,000
2,000,000		Tesoro Logistics LP	6.250	10/15/22	2,125,000
2,450,000		Tesoro Logistics LP	6.375	05/01/24	2,652,125
5,600,000		Tesoro Logistics LP	5.250	01/15/25	5,880,000
1,114,000		Transocean, Inc	6.000	03/15/18	1,139,065
1,900,000		Transocean, Inc	5.800	10/15/22	1,762,250
6,220,000		Transocean, Inc	6.800	03/15/38	4,540,600
5,650,000		Whiting Petroleum Corp	5.000	03/15/19	5,614,688
8,000,000		WPX Energy, Inc	7.500	08/01/20	8,400,000
6,750,000		WPX Energy, Inc	6.000	01/15/22	6,682,500
5,950,000		WPX Energy, Inc	8.250	08/01/23	6,455,750
		TOTAL ENERGY			472,959,425
194

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
FOOD & STAPLES RETAILING - 1.6%
$8,500,000	g	Albertsons Cos LLC	6.625%	06/15/24	$8,436,250
14,250,000	g	Albertsons Cos LLC	5.750	03/15/25	13,252,500
30,685,000	g	Fresh Market, Inc	9.750	05/01/23	25,737,044
12,960,000		Ingles Markets, Inc	5.750	06/15/23	12,749,400
		TOTAL FOOD & STAPLES RETAILING			60,175,194

FOOD, BEVERAGE & TOBACCO - 0.4%
2,120,000	g	Lamb Weston Holdings, Inc	4.625	11/01/24	2,183,600
2,130,000	g	Lamb Weston Holdings, Inc	4.875	11/01/26	2,207,212
4,750,000	g	Post Holdings, Inc	5.500	03/01/25	4,898,438
3,150,000	g	Post Holdings, Inc	5.750	03/01/27	3,236,625
1,400,000	g	TreeHouse Foods, Inc	6.000	02/15/24	1,491,000
		TOTAL FOOD, BEVERAGE & TOBACCO			14,016,875

HEALTH CARE EQUIPMENT & SERVICES - 5.4%
16,000,000	g	Change Healthcare Holdings LLC	5.750	03/01/25	16,320,000
14,500,000		CHS/Community Health Systems	5.125	08/01/21	14,681,250
11,875,000		CHS/Community Health Systems	6.250	03/31/23	12,259,156
575,000		HCA Holdings, Inc	6.250	02/15/21	628,187
10,000,000		HCA, Inc	6.500	02/15/20	10,912,500
13,600,000		HCA, Inc	7.500	02/15/22	15,657,000
1,800,000		HCA, Inc	5.875	03/15/22	1,995,750
13,350,000		HCA, Inc	5.375	02/01/25	14,081,580
9,650,000		HCA, Inc	5.875	02/15/26	10,422,000
5,500,000		HCA, Inc	4.500	02/15/27	5,658,125
900,000		HCA, Inc	7.500	11/06/33	1,018,125
6,550,000		HCA, Inc	5.500	06/15/47	6,779,250
7,125,000		HealthSouth Corp	5.125	03/15/23	7,338,750
4,625,000		HealthSouth Corp	5.750	11/01/24	4,742,937
6,425,000		LifePoint Health, Inc	5.875	12/01/23	6,778,375
4,425,000		LifePoint Health, Inc	5.375	05/01/24	4,579,875
8,075,000		LifePoint Hospitals, Inc	5.500	12/01/21	8,357,625
11,425,000	g	New Amethyst Corp	6.250	12/01/24	12,196,188
7,500,000		Tenet Healthcare Corp	6.750	02/01/20	7,800,000
4,450,000		Tenet Healthcare Corp	6.000	10/01/20	4,767,063
6,000,000		Tenet Healthcare Corp	8.125	04/01/22	6,375,000
12,073,000	g	Tenet Healthcare Corp	4.625	07/15/24	12,088,091
1,750,000		Tenet Healthcare Corp	6.875	11/15/31	1,610,000
15,127,000	g	THC Escrow Corp III	4.625	07/15/24	15,167,843
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			202,214,670

HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
4,800,000	g	First Quality Finance Co, Inc	4.625	05/15/21	4,842,000
5,675,000	g	First Quality Finance Co, Inc	5.000	07/01/25	5,788,500
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			10,630,500

MATERIALS - 9.0%
1,600,000	g	Alcoa Nederland Holding BV	6.750	09/30/24	1,736,000
1,600,000	g	Alcoa Nederland Holding BV	7.000	09/30/26	1,756,000
195

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,900,000		Alcoa, Inc	6.150%	08/15/20	$2,044,875
6,550,000		Alcoa, Inc	5.400	04/15/21	6,877,500
4,750,000		Alcoa, Inc	5.125	10/01/24	4,928,125
4,750,000		ArcelorMittal	6.000	03/01/21	5,112,187
2,750,000		ArcelorMittal	6.750	02/25/22	3,093,750
3,700,000		ArcelorMittal	7.500	10/15/39	4,148,625
5,700,000		ArcelorMittal	7.250	03/01/41	6,284,250
6,685,000	g	Belden, Inc	5.500	09/01/22	6,885,550
2,000,000	g	Belden, Inc	5.250	07/15/24	2,070,000
4,750,000		Berry Plastics Corp	5.500	05/15/22	4,945,937
17,025,000		Berry Plastics Corp	6.000	10/15/22	18,152,906
1,900,000		Berry Plastics Corp	5.125	07/15/23	1,978,375
20,000,000		Blue Cube Spinco, Inc	9.750	10/15/23	24,200,000
11,400,000		Blue Cube Spinco, Inc	10.000	10/15/25	14,022,000
10,425,000	g	Cemex SAB de C.V.	7.750	04/16/26	11,923,594
2,700,000	h	Commercial Metals Co	5.375	07/15/27	2,750,625
2,000,000		Crown Americas LLC	4.500	01/15/23	2,095,000
4,500,000	g	CVR Partners LP	9.250	06/15/23	4,708,125
14,400,000	g	Eldorado Gold Corp	6.125	12/15/20	14,742,000
7,050,000	g	Evolution Escrow Issuer LLC	7.500	03/15/22	7,261,500
4,750,000	g	First Quantum Minerals Ltd	7.250	04/01/23	4,666,875
4,750,000	g	First Quantum Minerals Ltd	7.500	04/01/25	4,655,000
900,000	g	FMG Resources August 2006 Pty Ltd	9.750	03/01/22	1,024,875
4,250,000	g	FMG Resources August 2006 Pty Ltd	4.750	05/15/22	4,265,937
7,350,000	g	GCP Applied Technologies, Inc	9.500	02/01/23	8,342,250
2,500,000		Graphic Packaging International, Inc	4.125	08/15/24	2,550,000
15,460,000		Hexion US Finance Corp	6.625	04/15/20	14,107,250
11,300,000		Hexion US Finance Corp	9.000	11/15/20	7,684,000
1,250,000		Kaiser Aluminum Corp	5.875	05/15/24	1,315,625
40,000,000	g	Nova Chemicals Corp	4.875	06/01/24	39,850,000
6,450,000		Olin Corp	5.125	09/15/27	6,643,500
11,250,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	12,403,125
1,650,000		PolyOne Corp	5.250	03/15/23	1,732,500
5,000,000	g	Standard Industries, Inc	5.125	02/15/21	5,193,750
9,500,000	g	Standard Industries, Inc	5.500	02/15/23	10,022,500
3,350,000	g	Standard Industries, Inc	5.000	02/15/27	3,417,000
1,675,000		Steel Dynamics, Inc	5.125	10/01/21	1,720,192
650,000		Steel Dynamics, Inc	6.375	08/15/22	673,563
3,000,000		Steel Dynamics, Inc	5.000	12/15/26	3,078,750
6,650,000		Teck Resources Ltd	6.125	10/01/35	6,932,625
9,500,000		Teck Resources Ltd	6.250	07/15/41	9,856,250
13,370,000	g	Univar, Inc	6.750	07/15/23	13,938,225
1,000,000	g	Valvoline, Inc	5.500	07/15/24	1,057,500
4,749,000	g	Versum Materials, Inc	5.500	09/30/24	4,992,386
3,641,000		Westlake Chemical Corp	4.625	02/15/21	3,768,435
3,500,000		Westlake Chemical Corp	4.875	05/15/23	3,644,375
6,540,000	g	WR Grace & Co-Conn	5.625	10/01/24	6,989,625
		TOTAL MATERIALS			336,243,037

MEDIA - 9.9%
9,500,000	g	Altice Financing S.A.	6.500	01/15/22	9,927,500
3,550,000	g	Altice Financing S.A.	6.625	02/15/23	3,766,337
1,600,000	g	AMC Entertainment Holdings, Inc	5.875	11/15/26	1,670,000
196

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$7,475,000	g	AMC Entertainment Holdings, Inc	6.125%	05/15/27	$7,888,442
7,500,000		AMC Entertainment, Inc	5.875	02/15/22	7,837,500
5,000,000		AMC Entertainment, Inc	5.750	06/15/25	5,200,000
10,615,000	g	CBS Radio, Inc	7.250	11/01/24	10,933,450
20,900,000		CCO Holdings LLC	5.750	01/15/24	22,023,375
20,000,000	g	CCO Holdings LLC	5.875	04/01/24	21,350,000
4,750,000	g	CCO Holdings LLC	5.375	05/01/25	5,058,750
16,150,000	g	CCO Holdings LLC	5.125	05/01/27	16,513,375
4,075,000		Cinemark USA, Inc	4.875	06/01/23	4,162,857
940,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	925,900
13,110,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	13,044,450
2,010,000		Clear Channel Worldwide Holdings, Inc	6.500	11/15/22	2,050,200
10,850,000	g	CSC Holdings LLC	5.500	04/15/27	11,473,875
15,000,000		DISH DBS Corp	6.750	06/01/21	16,650,000
6,550,000		DISH DBS Corp	5.875	07/15/22	7,041,250
4,030,000		DISH DBS Corp	5.000	03/15/23	4,130,750
13,860,000	g	DISH Network Corp	3.375	08/15/26	16,805,250
12,275,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	13,655,937
2,775,000	g	EW Scripps Co	5.125	05/15/25	2,858,250
1,400,000	g	Gannett Co, Inc	4.875	09/15/21	1,438,500
3,375,000	g	Gannett Co, Inc	5.500	09/15/24	3,476,250
3,060,000	g	Gray Television, Inc	5.125	10/15/24	3,090,600
11,600,000	g	Gray Television, Inc	5.875	07/15/26	11,832,000
7,325,000	g	LG FinanceCo Corp	5.875	11/01/24	7,709,563
1,900,000	g	Lynx II Corp	6.375	04/15/23	1,995,000
825,000		Match Group, Inc	6.375	06/01/24	897,188
14,250,000	g	Neptune Finco Corp	10.125	01/15/23	16,530,000
16,150,000	g	Neptune Finco Corp	10.875	10/15/25	19,440,563
11,875,000	g	Nielsen Finance LLC	5.000	04/15/22	12,320,313
17,000,000	g	Numericable Group S.A.	6.000	05/15/22	17,786,250
9,650,000	g	Numericable-SFR S.A.	7.375	05/01/26	10,470,250
850,000		Outfront Media Capital LLC	5.250	02/15/22	880,812
1,350,000		Outfront Media Capital LLC	5.625	02/15/24	1,409,062
5,650,000		Regal Entertainment Group	5.750	06/15/23	5,904,250
750,000		Regal Entertainment Group	5.750	02/01/25	774,375
2,850,000	g,h	Sirius XM Radio, Inc	3.875	08/01/22	2,872,287
8,100,000	g	Sirius XM Radio, Inc	5.375	07/15/26	8,383,500
18,000,000	g	Time, Inc	5.750	04/15/22	18,607,500
4,146,000	g	Univision Communications, Inc	6.750	09/15/22	4,311,840
2,425,000	g	Univision Communications, Inc	5.125	05/15/23	2,448,474
4,300,000	g	Univision Communications, Inc	5.125	02/15/25	4,262,375
3,425,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	3,562,000
6,000,000	g	Virgin Media Secured Finance plc	5.250	01/15/26	6,244,860
		TOTAL MEDIA			371,615,260

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
1,800,000	g	Endo Dac	5.875	10/15/24	1,854,000
2,577,000	g	Endo Finance LLC	7.250	01/15/22	2,467,477
2,375,000	g	Endo Finance LLC	5.375	01/15/23	1,983,125
6,700,000	g	Endo Finance LLC	6.000	02/01/25	5,460,500
6,875,000	g	Mallinckrodt International Finance S.A.	5.750	08/01/22	6,462,500
7,342,000		Mallinckrodt International Finance S.A.	4.750	04/15/23	6,259,055
4,750,000	g	Mallinckrodt International Finance S.A.	5.625	10/15/23	4,334,375
197

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,900,000	g	Mallinckrodt International Finance S.A.	5.500%	04/15/25	$1,662,500
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			30,483,532

REAL ESTATE - 1.0%
6,300,000	g	Communications Sales & Leasing, Inc	6.000	04/15/23	6,555,906
3,800,000		Communications Sales & Leasing, Inc	8.250	10/15/23	3,914,000
14,250,000	g	Communications Sales & Leasing, Inc	7.125	12/15/24	14,147,657
2,975,000		Equinix, Inc	4.875	04/01/20	3,049,375
2,375,000		Equinix, Inc	5.375	01/01/22	2,505,625
3,975,000		Equinix, Inc	5.875	01/15/26	4,333,982
		TOTAL REAL ESTATE			34,506,545

RETAILING - 2.9%
24,800,000	g	Argos Merger Sub, Inc	7.125	03/15/23	22,072,000
9,475,000		Asbury Automotive Group, Inc	6.000	12/15/24	9,640,812
1,675,000		CDW LLC	5.000	09/01/25	1,737,812
3,440,000		Dollar Tree, Inc	5.750	03/01/23	3,624,900
6,025,000		JC Penney Corp, Inc	5.650	06/01/20	5,927,094
5,800,000	g	JC Penney Corp, Inc	5.875	07/01/23	5,756,500
3,000,000		JC Penney Corp, Inc	6.375	10/15/36	2,156,250
6,650,000		L Brands, Inc	6.875	11/01/35	6,417,250
9,550,000		L Brands, Inc	6.750	07/01/36	9,168,000
19,570,000		Men’s Wearhouse, Inc	7.000	07/01/22	17,123,750
5,670,000		Penske Automotive Group, Inc	5.375	12/01/24	5,705,438
7,145,000		Penske Automotive Group, Inc	5.500	05/15/26	7,109,275
7,725,000	g	PetSmart, Inc	5.875	06/01/25	7,444,969
2,650,000	g	Sonic Automotive, Inc	6.125	03/15/27	2,636,750
		TOTAL RETAILING			106,520,800

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
1,313,000		Micron Technology, Inc	5.500	02/01/25	1,385,215
8,000,000	g	NXP BV	4.625	06/15/22	8,600,000
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			9,985,215

SOFTWARE & SERVICES - 2.8%
335,000	g	CDK Global, Inc	4.875	06/01/27	344,212
9,500,000	g	First Data Corp	7.000	12/01/23	10,141,250
4,500,000	g	First Data Corp	5.000	01/15/24	4,627,935
6,750,000	g	First Data Corp	5.750	01/15/24	7,011,563
1,175,000	g	Gartner, Inc	5.125	04/01/25	1,234,232
4,000,000	g	IMS Health, Inc	5.000	10/15/26	4,125,000
6,350,000		NCR Corp	5.875	12/15/21	6,604,000
4,750,000		NCR Corp	6.375	12/15/23	5,094,375
10,000,000	g	Nielsen Co Luxembourg SARL	5.000	02/01/25	10,250,000
5,000,000	g	Open Text Corp	5.625	01/15/23	5,212,500
16,400,000	g	Open Text Corp	5.875	06/01/26	17,640,168
3,900,000	g	Sabre GLBL, Inc	5.375	04/15/23	4,065,750
2,000,000	g	Sabre GLBL, Inc	5.250	11/15/23	2,085,000
14,000,000	g	Sixsigma Networks Mexico S.A. de C.V.	8.250	11/07/21	14,052,500
8,400,000		SS&C Technologies Holdings, Inc	5.875	07/15/23	8,947,764
4,275,000	g	Symantec Corp	5.000	04/15/25	4,474,044
		TOTAL SOFTWARE & SERVICES			105,910,293
198

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 1.8%
$3,500,000	g	CommScope, Inc	5.000%	06/15/21	$3,578,750
23,700,000	g	CommScope, Inc	6.000	06/15/25	25,299,750
6,650,000	g	Diamond Finance Corp	5.875	06/15/21	6,965,875
4,750,000	g	Diamond Finance Corp	5.450	06/15/23	5,153,911
6,575,000	g	Diamond Finance Corp	7.125	06/15/24	7,227,786
4,750,000	g	Diamond Finance Corp	8.350	07/15/46	6,137,114
9,500,000	g	Western Digital Corp	7.375	04/01/23	10,438,125
3,575,000		Zebra Technologies Corp	7.250	10/15/22	3,798,438
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			68,599,749

TELECOMMUNICATION SERVICES - 6.2%
18,900,000	g	Altice Luxembourg S.A.	7.750	05/15/22	20,057,625
6,000,000		CenturyLink, Inc	6.450	06/15/21	6,480,000
7,300,000		CenturyLink, Inc	5.800	03/15/22	7,592,000
2,750,000		Citizens Communications Co	9.000	08/15/31	2,206,875
3,705,000		Frontier Communications Corp	8.500	04/15/20	3,894,881
4,750,000		Frontier Communications Corp	10.500	09/15/22	4,530,312
3,225,000		Frontier Communications Corp	7.125	01/15/23	2,684,812
5,225,000		Frontier Communications Corp	11.000	09/15/25	4,846,188
9,600,000		Level 3 Financing, Inc	5.250	03/15/26	9,961,056
8,257,000		Sprint Capital Corp	6.875	11/15/28	9,178,233
8,525,000		Sprint Capital Corp	8.750	03/15/32	10,741,500
23,725,000		Sprint Corp	7.250	09/15/21	26,364,406
6,900,000		Sprint Corp	7.875	09/15/23	7,935,000
19,950,000		Sprint Corp	7.625	02/15/25	22,967,437
11,400,000	g	Sprint Nextel Corp	7.000	03/01/20	12,511,500
9,300,000	g	Telecom Italia S.p.A	5.303	05/30/24	9,974,250
4,750,000		T-Mobile USA, Inc	6.125	01/15/22	4,991,956
525,000		T-Mobile USA, Inc	6.836	04/28/23	560,438
8,100,000		T-Mobile USA, Inc	6.500	01/15/24	8,707,500
8,865,000		T-Mobile USA, Inc	6.000	04/15/24	9,485,550
6,950,000		T-Mobile USA, Inc	6.375	03/01/25	7,514,688
22,000,000		T-Mobile USA, Inc	5.125	04/15/25	23,100,000
14,250,000		Windstream Corp	7.750	10/01/21	13,395,000
2,000,000		Windstream Corp	7.500	04/01/23	1,755,000
		TOTAL TELECOMMUNICATION SERVICES			231,436,207

TRANSPORTATION - 3.4%
12,050,000	g	American Airlines Group, Inc	4.625	03/01/20	12,462,953
5,700,000	g	Bombardier, Inc	7.750	03/15/20	6,127,500
4,500,000	g	Bombardier, Inc	6.000	10/15/22	4,500,000
7,825,000	g	Bombardier, Inc	6.125	01/15/23	7,844,562
14,800,000	g	Bombardier, Inc	7.500	03/15/25	15,355,000
2,525,000		Bristow Group, Inc	6.250	10/15/22	1,616,000
17,920,000	q	Gulfmark Offshore, Inc	6.375	03/15/22	5,376,000
13,870,000	g	Hertz Corp	7.625	06/01/22	13,836,712
6,175,000		Hertz Corp	6.250	10/15/22	5,387,688
3,325,000	g	Hertz Corp	5.500	10/15/24	2,726,500
16,250,000	g	KLX, Inc	5.875	12/01/22	17,062,500
3,750,000	g	Meccanica Holdings USA, Inc	6.250	07/15/19	4,021,875
1,800,000	g	Meccanica Holdings USA, Inc	7.375	07/15/39	2,160,000
199

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$7,600,000	g	NCL Corp Ltd	4.750%	12/15/21	$7,888,724
10,775,000	g	Park Aerospace Holdings Ltd	5.250	08/15/22	11,263,323
3,975,000	g	Park Aerospace Holdings Ltd	5.500	02/15/24	4,151,888
7,000,000	g	Virgin Australia Holdings Ltd	7.875	10/15/21	7,306,250
		TOTAL TRANSPORTATION			129,087,475

UTILITIES - 1.5%
11,145,000		AES Corp	7.375	07/01/21	12,761,025
2,000,000		AES Corp	5.500	04/15/25	2,092,500
11,400,000	g	Calpine Corp	5.250	06/01/26	11,172,000
9,250,000		NGL Energy Partners LP	5.125	07/15/19	9,180,625
899,000		NRG Energy, Inc	7.875	05/15/21	928,218
5,000,000		NRG Energy, Inc	6.250	07/15/22	5,131,250
6,750,000		NRG Energy, Inc	6.625	03/15/23	6,935,625
7,000,000		NRG Energy, Inc	6.250	05/01/24	7,070,000
		TOTAL UTILITIES			55,271,243

		TOTAL CORPORATE BONDS			3,062,992,249
		(Cost $2,992,473,975)

		TOTAL BONDS			3,062,992,249
		(Cost $2,992,473,975)

SHARES		COMPANY
COMMON STOCKS - 0.5%

ENERGY - 0.5%
155,206		Arch Coal, Inc			10,600,570
367,057	*	Peabody Energy Corp			8,974,544
		TOTAL ENERGY			19,575,114
		TOTAL COMMON STOCKS			19,575,114
		(Cost $15,911,550)

PREFERRED STOCK - 0.0%

ENERGY - 0.0%
35,821	*,m	Peabody Energy Corp			1,147,564
		TOTAL ENERGY			1,147,564
		TOTAL PREFERRED STOCK			1,147,564
		(Cost $890,102)

RIGHTS / WARRANTS - 0.0%
ENERGY
314	*,m	Peabody Energy Corp			7,676
		TOTAL ENERGY			7,676
		TOTAL RIGHTS / WARRANTS			7,676
		(Cost $4,249)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 10.5%
GOVERNMENT AGENCY DEBT - 3.1%
$20,000,000		Federal Home Loan Bank (FHLB)	0.400	07/03/17	20,000,000
26,825,000		FHLB	0.792	07/12/17	26,818,294
21,600,000		FHLB	0.991	07/28/17	21,585,010
25,425,000		FHLB	1.016	08/08/17	25,399,066
20,130,000		FHLB	0.977	08/11/17	20,107,756
		TOTAL GOVERNMENT AGENCY DEBT			113,910,126
200

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
TREASURY DEBT - 7.4%
$45,445,000	United States Treasury Bill	0.771-0.787%	07/06/17	$45,442,228
32,025,000	United States Treasury Bill	0.751	07/13/17	32,018,179
29,800,000	United States Treasury Bill	0.792	07/20/17	29,788,765
37,445,000	United States Treasury Bill	0.831-0.886	07/27/17	37,424,518
24,200,000	United States Treasury Bill	0.847	08/03/17	24,182,286
27,400,000	United States Treasury Bill	0.836	08/10/17	27,374,984
36,075,000	United States Treasury Bill	0.933	08/17/17	36,034,596
30,470,000	United States Treasury Bill	0.846	08/24/17	30,429,962
14,925,000	United States Treasury Bill	0.921	08/31/17	14,902,433
	TOTAL TREASURY DEBT			277,597,951

	TOTAL SHORT-TERM INVESTMENTS			391,508,077
	(Cost $391,493,970)

	TOTAL INVESTMENTS - 98.9%			3,701,586,734
	(Cost $3,628,324,575)
	OTHER ASSETS & LIABILITIES, NET - 1.1%			41,836,877
	NET ASSETS - 100.0%			$3,743,423,611

*	Non-income producing
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2017, the aggregate value of these securities was $1,448,539,398 or 38.7% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond
q	In default
201

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

TIAA-CREF FUNDS

INFLATION-LINKED BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2017

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BONDS - 96.4%

GOVERNMENT BONDS - 96.4%

AGENCY SECURITIES - 1.6%
$2,657,993		HNA 2015 LLC	2.369%	09/18/27	$2,642,154
9,595,000		Montefiore Medical Center	2.895	04/20/32	9,328,787
3,000,000		PEFCO	3.250	06/15/25	3,124,812
3,500,000		Private Export Funding Corp (PEFCO)	2.300	09/15/20	3,539,960
5,921,053		Reliance Industries Ltd	2.444	01/15/26	5,935,660
3,000,000		Ukraine Government AID Bonds	1.847	05/29/20	3,001,479
15,000,000		Ukraine Government AID Bonds	1.471	09/29/21	14,648,370
		TOTAL AGENCY SECURITIES			42,221,222

MORTGAGE BACKED - 0.3%
6,521,462		Government National Mortgage Association (GNMA)	3.700	10/15/33	6,906,796
		TOTAL MORTGAGE BACKED			6,906,796

U.S. TREASURY SECURITIES - 94.5%
16,817,589	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/18	16,757,365
8,306,439	k	United States Treasury Inflation Indexed Bonds	1.375	07/15/18	8,437,846
43,726,504	k	United States Treasury Inflation Indexed Bonds	2.125	01/15/19	45,148,577
164,865,100	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/19	164,953,468
53,717,786	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/19	55,995,313
60,206,514	k	United States Treasury Inflation Indexed Bonds	1.375	01/15/20	62,406,761
159,742,710	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/20	159,984,561
89,233,304	k	United States Treasury Inflation Indexed Bonds	1.250	07/15/20	93,022,061
89,506,534	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	92,947,344
127,403,835	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/21	127,202,282
116,001,972	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	118,875,921
119,921,823	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	119,729,828
75,402,000	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/22	75,026,649
116,953,100	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	116,791,471
84,740,800	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	83,952,541
110,841,465	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	111,547,525
95,094,203	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	96,427,138
82,376,800	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/24	80,897,148
62,969,080	k	United States Treasury Inflation Indexed Bonds	0.250	01/15/25	61,834,629
79,582,273	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	90,643,175
92,791,800	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/25	92,077,674
75,630,765	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/26	76,094,457
57,351,405	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	64,258,063
68,341,340	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/26	65,903,809
74,394,495	k	United States Treasury Inflation Indexed Bonds	0.375	01/15/27	73,046,764
40,019,229	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	46,448,759
62,469,124	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	69,610,282
202

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$27,306,988	k	United States Treasury Inflation Indexed Bonds	3.625%	04/15/28	$35,663,117
48,045,972	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	57,750,778
63,935,623	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	86,779,757
12,000,000		United States Treasury Note	1.250	04/30/19	11,970,936
10,000,000		United States Treasury Note	1.875	03/31/22	10,005,470
13,640,000		United States Treasury Note	1.750	05/31/22	13,558,474
		TOTAL U.S. TREASURY SECURITIES			2,485,749,943

		TOTAL GOVERNMENT BONDS			2,534,877,961
		(Cost $2,516,947,502)

		TOTAL BONDS			2,534,877,961
		(Cost $2,516,947,502)

SHORT-TERM INVESTMENTS - 1.4%
GOVERNMENT AGENCY DEBT - 0.6%
16,400,000		Federal Home Loan Bank (FHLB)	0.400	07/03/17	16,400,000
		TOTAL GOVERNMENT AGENCY DEBT			16,400,000

TREASURY DEBT - 0.8%
19,915,000		United States Treasury Bill	0.825	07/06/17	19,913,785
		TOTAL TREASURY DEBT			19,913,785

		TOTAL SHORT-TERM INVESTMENTS			36,313,785
		(Cost $36,312,354)

		TOTAL INVESTMENTS - 97.8%			2,571,191,746
		(Cost $2,553,259,856)
		OTHER ASSETS & LIABILITIES, NET - 2.2%			57,248,613
		NET ASSETS - 100.0%			$2,628,440,359

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
203

TIAA-CREF FUNDS - Short-Term Bond Fund

TIAA-CREF FUNDS

SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2017

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 2.9%

CAPITAL GOODS - 0.1%
$750,000	i	Avolon TLB Borrower US LLC	3.460%	09/16/20	$752,625
2,114,375	i	Leidos Holdings, Inc	3.500	08/16/23	2,124,418
		TOTAL CAPITAL GOODS			2,877,043

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
1,979,798	i	American Airlines, Inc	2.000	10/10/21	1,977,046
493,632	i	TransUnion LLC	3.726	04/09/23	496,451
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			2,473,497

CONSUMER DURABLES & APPAREL - 0.1%
448,331	i	Hanesbrands, Inc	3.730	04/29/22	451,555
173,688	i	Tumi Holdings, Inc	3.480	08/01/23	174,773
		TOTAL CONSUMER DURABLES & APPAREL			626,328

CONSUMER SERVICES - 0.4%
2,460,943	i	Hilton Worldwide Finance LLC	3.216	10/25/23	2,467,366
3,126,415	i	KFC Holding Co	3.210	06/16/23	3,135,012
1,131,969	i	La Quinta Intermediate Holdings LLC	3.910	04/14/21	1,135,863
86,667	i	Pinnacle Entertainment, Inc	4.230	04/28/23	87,018
422,060	i	Prime Security Services Borrower LLC	3.970	05/02/22	421,799
		TOTAL CONSUMER SERVICES			7,247,058

DIVERSIFIED FINANCIALS - 0.1%
2,000,000	i	Delos Finance Sarl	3.550	10/06/23	2,005,320
		TOTAL DIVERSIFIED FINANCIALS			2,005,320

FOOD & STAPLES RETAILING - 0.1%
1,371,563	i	Aramark Services, Inc	3.230	03/28/24	1,378,420
		TOTAL FOOD & STAPLES RETAILING			1,378,420

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
867,499	i	Capsugel Holdings US, Inc	4.230	07/31/21	867,065
114,596	i	CHS/Community Health Systems	4.200	01/27/21	114,345
300,761	i	DaVita HealthCare Partners, Inc	3.980	06/24/21	301,137
751,922	i	HCA, Inc	2.982	03/18/23	753,373
1,019,137	i	HCA, Inc	3.480	02/10/24	1,023,754
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			3,059,674

MATERIALS - 0.1%
798,000	i	American Builders & Contractors Supply Co, Inc	3.730	10/31/23	799,596
867,494	i	WR Grace & Co-Conn	3.170	02/03/21	866,410
		TOTAL MATERIALS			1,666,006
204

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
MEDIA - 0.8%
$2,932,443	i	AMC Entertainment Holdings, Inc	3.460%	12/15/22	$2,937,692
1,975,000	i	Charter Communications Operating LLC	3.230	01/14/22	1,979,207
2,979,844	i	CSC Holdings LLC	3.460	07/17/25	2,956,750
1,920,642	i	MTL Publishing LLC	3.580	08/21/23	1,920,296
1,354,977	i	Nielsen Finance LLC	3.100	10/04/23	1,355,899
2,475,000	i	Outfront Media Capital LLC	3.460	03/18/24	2,481,955
286,232	i	Univision Communications, Inc	3.980	03/15/24	280,387
		TOTAL MEDIA			13,912,186

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
2,114,335	i	Quintiles IMS, Inc	3.232	03/07/24	2,124,251
26	i	Valeant Pharmaceuticals International, Inc	5.830	04/01/22	27
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			2,124,278

RETAILING - 0.3%
3,944,124	i	Avis Budget Car Rental LLC	3.300	03/15/22	3,931,819
987,406	i	PetSmart, Inc	4.220	03/11/22	917,191
		TOTAL RETAILING			4,849,010

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
1,488,750	i	Versum Materials, Inc	3.800	09/29/23	1,500,854
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,500,854

SOFTWARE & SERVICES - 0.1%
1,949,647	i	GXS Group, Inc	3.226	01/16/21	1,961,013
		TOTAL SOFTWARE & SERVICES			1,961,013

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
1,600,525	i	CommScope, Inc	3.296	12/29/22	1,605,199
934,564	i	Sensata Technologies BV	3.380	10/14/21	940,292
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,545,491

UTILITIES - 0.2%
980,000	i	Calpine Corp	4.050	01/15/24	977,707
990,000	i	Calpine Corp	3.900	05/31/23	988,267
992,481	i	NRG Energy, Inc	3.546	06/30/23	990,526
		TOTAL UTILITIES			2,956,500

		TOTAL BANK LOAN OBLIGATIONS			51,182,678
		(Cost $51,195,699)

BONDS - 95.1%

CORPORATE BONDS - 33.4%

AUTOMOBILES & COMPONENTS - 0.1%
1,950,000	g	Hyundai Capital America	2.550	04/03/20	1,944,983
		TOTAL AUTOMOBILES & COMPONENTS			1,944,983

BANKS - 11.0%
5,000,000	g	ABN AMRO Bank NV	2.100	01/18/19	5,007,890
205

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$750,000		Australia & New Zealand Banking Group Ltd	2.625%	05/19/22	$750,870
3,000,000	g	Bank Nederlandse Gemeenten NV	1.250	10/29/18	2,988,126
9,350,000		Bank of America Corp	2.000	01/11/18	9,364,399
1,925,000		Bank of America Corp	2.151	11/09/20	1,916,118
10,000,000		Bank of America NA	1.650	03/26/18	10,006,760
5,000,000		Bank of America NA	1.750	06/05/18	5,006,680
5,125,000		Bank of Montreal	1.500	07/18/19	5,077,071
19,000,000	g	Bank of Montreal	2.500	01/11/22	19,117,933
5,000,000	g	Bank of Nova Scotia	1.875	09/20/21	4,891,755
5,000,000		BB&T Corp	1.350	10/01/17	4,999,235
3,000,000	g	Caixa Economica Federal	3.500	11/07/22	2,887,500
1,500,000		Capital One Bank USA NA	1.650	02/05/18	1,499,403
5,000,000		CitiBank NA	2.100	06/12/20	5,001,865
7,000,000		Citigroup, Inc	1.800	02/05/18	7,005,390
2,000,000		Citigroup, Inc	1.700	04/27/18	1,998,012
5,000,000		Citigroup, Inc	2.450	01/10/20	5,029,740
3,000,000		Citizens Bank NA	2.250	03/02/20	2,996,982
5,000,000	g	Dexia Credit Local S.A.	1.875	03/28/19	4,986,590
5,000,000	g	DNB Boligkreditt AS.	2.000	05/28/20	4,992,450
3,700,000		HSBC USA, Inc	1.625	01/16/18	3,701,280
1,500,000		Huntington National Bank	2.375	03/10/20	1,505,224
6,500,000		JPMorgan Chase & Co	1.700	03/01/18	6,502,314
3,500,000		KeyBank NA	2.350	03/08/19	3,522,837
5,000,000		PNC Bank NA	1.500	02/23/18	5,000,265
3,800,000		PNC Bank NA	1.850	07/20/18	3,804,370
5,000,000		Royal Bank of Canada	2.000	12/10/18	5,017,510
3,000,000		Royal Bank of Canada	1.875	02/05/20	2,983,818
5,000,000		Royal Bank of Canada	2.125	03/02/20	5,008,275
8,000,000	g	SpareBank Boligkreditt AS.	1.250	05/02/18	7,975,272
4,000,000		Sumitomo Mitsui Banking Corp	1.950	07/23/18	4,010,656
2,000,000		SunTrust Banks, Inc	2.500	05/01/19	2,018,830
10,000,000		Toronto-Dominion Bank	1.450	09/06/18	9,980,750
1,500,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	1,534,445
1,500,000	g	Turkiye Halk Bankasi AS.	5.000	07/13/21	1,487,903
500,000	g	Turkiye Is Bankasi	3.875	11/07/17	501,250
1,000,000	g	Turkiye Is Bankasi	5.375	10/06/21	1,003,750
5,000,000		Wells Fargo Bank NA	1.650	01/22/18	5,003,445
5,000,000		Westpac Banking Corp	1.600	08/19/19	4,961,380
13,000,000	g	Westpac Banking Corp	2.100	02/25/21	12,933,661
		TOTAL BANKS			193,982,004

CAPITAL GOODS - 1.5%
4,400,000		Air Lease Corp	2.125	01/15/18	4,407,845
3,000,000		Caterpillar Financial Services Corp	1.250	08/18/17	2,999,400
2,000,000		Eaton Corp	1.500	11/02/17	2,000,398
1,500,000	g	Gold Fields Orogen Holding BVI Ltd	4.875	10/07/20	1,507,500
800,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	805,704
1,225,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	1,248,907
981,000		Pentair Finance S.A.	2.900	09/15/18	991,153
1,125,000		Rockwell Collins, Inc	1.950	07/15/19	1,126,698
5,000,000		Roper Industries, Inc	2.050	10/01/18	5,009,925
5,000,000	g	Siemens Financieringsmaatschappij NV	1.300	09/13/19	4,938,555
2,000,000	g	TSMC Global Ltd	1.625	04/03/18	1,995,996
		TOTAL CAPITAL GOODS			27,032,081
206

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
$3,000,000	g	Daimler Finance North America LLC	2.000%	08/03/18	$3,007,713
10,000,000	g	Daimler Finance North America LLC	1.500	07/05/19	9,905,180
3,000,000		Republic Services, Inc	5.500	09/15/19	3,220,950
5,000,000		Visa, Inc	1.200	12/14/17	4,997,550
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			21,131,393

CONSUMER DURABLES & APPAREL - 0.1%
2,025,000		Newell Rubbermaid, Inc	2.150	10/15/18	2,030,178
362,000		Newell Rubbermaid, Inc	2.600	03/29/19	365,542
		TOTAL CONSUMER DURABLES & APPAREL			2,395,720

DIVERSIFIED FINANCIALS - 4.1%
500,000		American Express Centurion Bank	6.000	09/13/17	504,085
3,000,000		American Express Credit Corp	1.550	09/22/17	3,000,687
3,400,000		American Express Credit Corp	1.875	11/05/18	3,405,379
1,000,000	g	Bayer US Finance LLC	1.500	10/06/17	999,768
825,000		Ford Motor Credit Co LLC	6.625	08/15/17	829,521
2,000,000		Ford Motor Credit Co LLC	1.684	09/08/17	2,000,504
4,800,000		Ford Motor Credit Co LLC	2.425	06/12/20	4,795,579
2,750,000		General Motors Financial Co, Inc	2.625	07/10/17	2,750,275
1,000,000		General Motors Financial Co, Inc	2.400	04/10/18	1,003,755
10,000,000		General Motors Financial Co, Inc	2.400	05/09/19	10,027,120
2,000,000		Goldman Sachs Group, Inc	2.000	04/25/19	1,998,318
9,000,000		Goldman Sachs Group, Inc	2.300	12/13/19	9,023,463
1,500,000	g	ICICI Bank Ltd	3.500	03/18/20	1,524,935
2,000,000		ICICI Bank Ltd	3.125	08/12/20	2,014,272
300,000		International Lease Finance Corp	3.875	04/15/18	304,568
3,300,000		Morgan Stanley	1.875	01/05/18	3,303,986
8,000,000		Morgan Stanley	2.450	02/01/19	8,053,688
7,000,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	7,032,312
3,000,000		Shire Acquisitions Investments Ireland DAC	1.900	09/23/19	2,986,203
1,000,000		Synchrony Financial	1.875	08/15/17	1,000,222
410,000		Toyota Motor Credit Corp	1.250	10/05/17	409,921
2,000,000		UBS AG.	1.375	08/14/17	1,999,998
3,000,000		Unilever Capital Corp	1.800	05/05/20	2,994,243
		TOTAL DIVERSIFIED FINANCIALS			71,962,802

ENERGY - 2.9%
1,600,000		BP Capital Markets plc	1.375	05/10/18	1,596,720
2,025,000		BP Capital Markets plc	1.676	05/03/19	2,018,263
1,284,000		Canadian Natural Resources Ltd	1.750	01/15/18	1,283,902
2,000,000		Chevron Corp	1.104	12/05/17	1,997,840
5,000,000		Chevron Corp	1.365	03/02/18	4,998,755
1,300,000		Ecopetrol S.A.	4.250	09/18/18	1,329,900
3,000,000		Enterprise Products Operating LLC	1.650	05/07/18	2,997,510
2,000,000	i	Enterprise Products Operating LLC	7.034	01/15/68	2,048,000
5,000,000		Exxon Mobil Corp	1.439	03/01/18	5,000,925
1,325,000	g	GS Caltex Corp	3.000	06/12/22	1,315,910
2,000,000		Husky Energy, Inc	7.250	12/15/19	2,222,280
600,000		Kinder Morgan, Inc	2.000	12/01/17	600,329
207

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,200,000	g	Pertamina Persero PT	4.875%	05/03/22	$2,346,670
3,775,000		Petrobras Global Finance BV	8.375	05/23/21	4,225,659
3,320,000		Petrobras Global Finance BV	6.125	01/17/22	3,427,900
2,000,000		Petroleos Mexicanos	3.500	07/18/18	2,024,200
3,000,000		Petroleos Mexicanos	5.500	02/04/19	3,132,000
2,000,000	g	Petroleos Mexicanos	5.375	03/13/22	2,105,500
1,112,000		Petroleos Mexicanos	2.378	04/15/25	1,112,814
750,000		Statoil ASA	1.200	01/17/18	748,868
1,000,000		Tesoro Corp	4.250	10/01/17	1,002,500
1,500,000		Vale Overseas Ltd	5.875	06/10/21	1,610,250
1,400,000	g	YPF S.A.	8.500	03/23/21	1,557,276
		TOTAL ENERGY			50,703,971

FOOD & STAPLES RETAILING - 0.3%
2,875,000		SYSCO Corp	1.900	04/01/19	2,874,649
2,450,000		Walgreens Boots Alliance, Inc	1.750	11/17/17	2,451,539
		TOTAL FOOD & STAPLES RETAILING			5,326,188

FOOD, BEVERAGE & TOBACCO - 0.7%
5,000,000		Anheuser-Busch InBev Finance, Inc	1.900	02/01/19	5,011,345
2,000,000		Diageo Capital plc	1.125	04/29/18	1,993,520
1,650,000		JM Smucker Co	1.750	03/15/18	1,650,831
675,000		Kraft Heinz Foods Co	2.000	07/02/18	676,716
2,050,000		PepsiCo, Inc	1.000	10/13/17	2,047,819
1,350,000		PepsiCo, Inc	1.350	10/04/19	1,338,140
		TOTAL FOOD, BEVERAGE & TOBACCO			12,718,371

HEALTH CARE EQUIPMENT & SERVICES - 1.3%
5,000,000		Becton Dickinson and Co	2.404	06/05/20	5,010,620
5,000,000		Cardinal Health, Inc	1.948	06/14/19	5,005,160
3,000,000		Express Scripts Holding Co	2.250	06/15/19	3,010,059
3,175,000		Medtronic, Inc	1.500	03/15/18	3,175,724
5,000,000		Zimmer Holdings, Inc	2.000	04/01/18	5,009,090
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			21,210,653

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
375,000		Ecolab, Inc	1.450	12/08/17	374,770
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			374,770

INSURANCE - 0.7%
750,000		Aetna, Inc	1.500	11/15/17	750,022
4,025,000		Berkshire Hathaway Finance Corp	1.300	08/15/19	3,995,952
1,500,000		Marsh & McLennan Cos, Inc	2.350	09/10/19	1,509,888
5,000,000		UnitedHealth Group, Inc	1.450	07/17/17	5,000,155
425,000		UnitedHealth Group, Inc	1.400	10/15/17	424,823
		TOTAL INSURANCE			11,680,840

MATERIALS - 1.0%
300,000		Corning, Inc	1.450	11/15/17	299,819
2,375,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	2,478,080
2,400,000		EI du Pont de Nemours & Co	2.200	05/01/20	2,412,845
2,000,000	g	Equate Petrochemical BV	3.000	03/03/22	1,970,048
208

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000		Kimberly-Clark Corp	1.400%	02/15/19	$1,996,224
2,000,000	g	Phosagro OAO via Phosagro Bond Funding DAC	3.950	11/03/21	2,013,812
1,500,000	g	Severstal OAO Via Steel Capital S.A.	3.850	08/27/21	1,514,780
5,000,000		Sherwin-Williams Co	2.250	05/15/20	5,010,805
2,000,000	g	Union Andina de Cementos SAA	5.875	10/30/21	2,077,000
		TOTAL MATERIALS			19,773,413

MEDIA - 0.4%
2,184,000		Charter Communications Operating LLC	3.579	07/23/20	2,256,718
625,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	626,093
5,000,000		Walt Disney Co	1.950	03/04/20	5,015,260
		TOTAL MEDIA			7,898,071

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.5%
5,000,000		Abbott Laboratories	2.350	11/22/19	5,037,835
4,800,000		AbbVie, Inc	1.800	05/14/18	4,806,101
3,900,000		Actavis Funding SCS	2.350	03/12/18	3,916,337
900,000		Actavis Funding SCS	3.800	03/15/25	930,994
1,300,000		Celgene Corp	2.125	08/15/18	1,305,050
1,000,000		Johnson & Johnson	1.125	03/01/19	994,777
2,500,000		Mylan NV	3.000	12/15/18	2,533,820
5,000,000		Novartis Capital Corp	1.800	02/14/20	5,003,160
2,000,000		Teva Pharmaceutical Finance Netherlands III BV	2.200	07/21/21	1,963,128
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			26,491,202

REAL ESTATE - 0.4%
1,900,000		Brandywine Operating Partnership LP	4.950	04/15/18	1,941,329
110,000		Developers Diversified Realty Corp	4.750	04/15/18	112,153
1,329,000		ERP Operating LP	2.375	07/01/19	1,336,864
555,000		Health Care REIT, Inc	4.700	09/15/17	558,060
1,815,000		Health Care REIT, Inc	4.125	04/01/19	1,869,196
536,000		Highwoods Realty LP	7.500	04/15/18	557,881
		TOTAL REAL ESTATE			6,375,483

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
1,000,000	g	Semiconductor Manufacturing International Corp	4.125	10/07/19	1,022,024
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,022,024

SOFTWARE & SERVICES - 0.6%
5,000,000		Fidelity National Information Services, Inc	2.850	10/15/18	5,059,120
5,000,000		Microsoft Corp	1.100	08/08/19	4,940,950
		TOTAL SOFTWARE & SERVICES			10,000,070

TECHNOLOGY HARDWARE & EQUIPMENT - 1.5%
5,000,000		Amphenol Corp	1.550	09/15/17	4,998,865
3,000,000		Apple, Inc	1.000	05/03/18	2,989,149
2,225,000		Apple, Inc	1.700	02/22/19	2,231,190
2,000,000		Apple, Inc	1.900	02/07/20	2,005,436
5,000,000	g	Broadcom Corp	2.375	01/15/20	5,006,935
3,000,000		Cisco Systems, Inc	1.400	09/20/19	2,979,492
4,000,000	g	Diamond Finance Corp	3.480	06/01/19	4,093,660
1,667,000		Hewlett Packard Enterprise Co	2.450	10/05/17	1,671,401
209

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
	$475,000		Tyco Electronics Group S.A.	2.375%	12/17/18	$478,022
			TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			26,454,150

TELECOMMUNICATION SERVICES - 0.8%
	1,000,000		Alibaba Group Holding Ltd	2.500	11/28/19	1,007,801
MXN	56,730,000		America Movil SAB de C.V.	6.450	12/05/22	2,952,008
	$1,330,000		AT&T, Inc	1.400	12/01/17	1,328,912
	5,000,000		AT&T, Inc	2.300	03/11/19	5,029,830
	3,050,000	g	MTN Mauritius Investment Ltd	5.373	02/13/22	3,140,356
	750,000	g,q	Telemar Norte Leste S.A.	5.500	10/23/20	255,000
			TOTAL TELECOMMUNICATION SERVICES			13,713,907

TRANSPORTATION - 0.4%
	2,245,000	g	Adani Ports & Special Economic Zone Ltd	3.500	07/29/20	2,265,999
	2,250,000		Delta Air Lines, Inc	2.875	03/13/20	2,279,260
	2,200,000	g	Transnet SOC Ltd	4.000	07/26/22	2,143,530
			TOTAL TRANSPORTATION			6,688,789

UTILITIES - 2.9%
	2,150,000		American Electric Power Co, Inc	1.650	12/15/17	2,150,258
	5,000,000		Consolidated Edison, Inc	2.000	03/15/20	4,997,865
	3,000,000		Dominion Energy, Inc	2.579	07/01/20	3,015,264
	2,000,000		Dominion Resources, Inc	1.400	09/15/17	1,999,916
	3,700,000		Dominion Resources, Inc	1.600	08/15/19	3,668,820
	1,000,000		Duke Energy Corp	2.100	06/15/18	1,003,880
	1,350,000		Great Plains Energy, Inc	2.500	03/09/20	1,362,502
	2,600,000	g	Israel Electric Corp Ltd	5.625	06/21/18	2,680,600
	2,000,000	g	KSA Sukuk Ltd	2.894	04/20/22	2,004,464
	2,000,000	g	NBK SPC Ltd	2.750	05/30/22	1,975,464
	1,700,000		NextEra Energy Capital Holdings, Inc	1.649	09/01/18	1,694,903
	4,225,000		Northeast Utilities	1.600	01/15/18	4,218,494
	1,500,000		Northeast Utilities	1.450	05/01/18	1,497,845
	2,200,000		Sempra Energy	1.625	10/07/19	2,180,009
	2,000,000		Southern Co	1.850	07/01/19	1,992,328
	2,825,000		Southern Power Co	1.850	12/01/17	2,827,514
	5,000,000		Southern Power Co	1.950	12/15/19	4,981,600
	5,000,000	g	State Grid Overseas Investment 2016 Ltd	2.750	05/04/22	4,975,887
	1,625,000		WEC Energy Group, Inc	1.650	06/15/18	1,625,970
			TOTAL UTILITIES			50,853,583

			TOTAL CORPORATE BONDS			589,734,468
			(Cost $588,648,854)

GOVERNMENT BONDS - 38.8%

AGENCY SECURITIES - 8.0%
	22,500,000		Federal Home Loan Bank (FHLB)	1.000	09/26/19	22,272,435
	40,000,000		Federal National Mortgage Association (FNMA)	1.500	02/28/20	39,892,360
	6,385,000	g	Hospital for Special Surgery	3.500	01/01/23	6,544,912
	2,000,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	2,026,812
	3,000,000		PEFCO	2.300	09/15/20	3,034,251
	24,000,000		Iraq Government AID Bond	2.149	01/18/22	23,978,784
210

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$10,975,000		Montefiore Medical Center	2.152%	10/20/26	$10,514,357
11,842,105		Reliance Industries Ltd	2.444	01/15/26	11,871,320
6,000,000		Ukraine Government AID Bonds	1.847	05/29/20	6,002,958
15,000,000		Ukraine Government AID Bonds	1.471	09/29/21	14,648,370
		TOTAL AGENCY SECURITIES			140,786,559

FOREIGN GOVERNMENT BONDS - 6.1%
2,725,000		Argentine Republic Government International Bond	6.875	04/22/21	2,919,837
7,000,000	g	Bermuda Government International Bond	4.138	01/03/23	7,297,500
1,250,000		Brazilian Government International Bond	4.875	01/22/21	1,310,000
3,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	01/13/20	3,003,309
1,500,000		Colombia Government International Bond	4.375	07/12/21	1,596,000
5,800,000	g	CPPIB Capital, Inc	2.250	01/25/22	5,821,924
2,000,000	g	Croatia Government International Bond	6.750	11/05/19	2,177,588
500,000	g	Dominican Republic International Bond	7.500	05/06/21	552,500
5,000,000		Export Development Canada	1.375	10/21/21	4,880,125
2,125,000		Export-Import Bank of Korea	1.750	02/27/18	2,122,854
5,000,000		Export-Import Bank of Korea	1.500	10/21/19	4,926,520
500,000		Hungary Government International Bond	4.125	02/19/18	507,006
11,400,000	g	Instituto de Credito Oficial	1.625	09/14/18	11,331,703
1,500,000		Japan Bank for International Cooperation	1.875	04/20/21	1,475,685
3,500,000		Japan Bank for International Cooperation	2.500	06/01/22	3,515,340
3,200,000	g	Japan Finance Organization for Municipalities	2.125	02/12/21	3,151,882
1,700,000	g	Kommunalbanken AS.	1.625	01/15/20	1,694,404
1,150,000	g	Kommunalbanken AS.	1.375	10/26/20	1,132,254
3,750,000	g	Kommunalbanken AS.	1.625	02/10/21	3,711,150
2,500,000	g	Kommuninvest I Sverige AB	1.000	01/29/18	2,494,920
2,000,000		Korea Development Bank	1.500	01/22/18	1,996,041
410,000	g	Korea Housing Finance Corp	1.625	09/15/18	407,316
6,700,000	g	Korea Housing Finance Corp	2.000	10/11/21	6,485,868
5,000,000		Kreditanstalt fuer Wiederaufbau	2.000	11/30/21	5,002,385
2,025,000	g	Morocco Government International Bond	4.250	12/11/22	2,121,188
1,400,000	g	Municipality Finance plc	1.125	09/16/19	1,381,978
1,450,000	g	Nacional Financiera SNC	3.375	11/05/20	1,491,688
2,000,000	g	Perusahaan Penerbit SBSN Indonesia III	3.400	03/29/22	2,020,000
2,000,000		Poland Government International Bond	5.000	03/23/22	2,220,024
500,000		Republic of Hungary	6.250	01/29/20	547,196
5,625,000	g	Saudi Government International Bond	2.375	10/26/21	5,528,289
625,000	g	Slovenia Government International Bond	4.125	02/18/19	646,659
2,500,000	g	Spain Government International Bond	4.000	03/06/18	2,527,453
3,525,000		Svensk Exportkredit AB	1.125	04/05/18	3,517,689
6,500,000		Svensk Exportkredit AB	1.750	03/10/21	6,461,084
		TOTAL FOREIGN GOVERNMENT BONDS			107,977,359

MORTGAGE BACKED - 0.1%
1,347		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17	1,354
1,518,167		Federal National Mortgage Association (FNMA)	3.000	11/01/24	1,560,892
507,939		Government National Mortgage Association (GNMA)	2.176	05/16/39	508,606
181,738		GNMA	2.120	05/16/40	181,642
		TOTAL MORTGAGE BACKED			2,252,494

MUNICIPAL BONDS - 0.3%
5,000,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	5,028,350
		TOTAL MUNICIPAL BONDS			5,028,350
211

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
U.S. TREASURY SECURITIES - 24.3%
$25,579,715	k	United States Treasury Inflation Indexed Bonds	0.125%	04/15/20	$25,618,443
25,274,445	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/21	25,234,461
10,052,600	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/22	10,002,558
7,000,000		United States Treasury Note	0.625	08/31/17	6,995,940
1,140,000		United States Treasury Note	0.875	11/30/17	1,138,810
7,550,000		United States Treasury Note	1.000	12/15/17	7,544,904
4,070,000		United States Treasury Note	0.750	01/31/18	4,059,955
3,200,000		United States Treasury Note	0.875	03/31/18	3,190,749
5,000,000		United States Treasury Note	1.375	09/30/18	5,001,955
30,755,000		United States Treasury Note	1.125	01/31/19	30,644,467
81,090,000		United States Treasury Note	1.125	02/28/19	80,785,912
51,475,000		United States Treasury Note	1.250	03/31/19	51,366,439
108,718,000	d	United States Treasury Note	0.875	09/15/19	107,439,694
16,130,000		United States Treasury Note	1.625	03/15/20	16,179,777
11,000,000		United States Treasury Note	1.500	05/15/20	10,987,108
43,830,000		United States Treasury Note	1.750	05/31/22	43,568,028
		TOTAL U.S. TREASURY SECURITIES			429,759,200

		TOTAL GOVERNMENT BONDS			685,803,962
		(Cost $688,821,801)

STRUCTURED ASSETS - 22.9%

ASSET BACKED - 3.6%
184,066	i	Aames Mortgage Trust (Step Bond)	5.524	06/25/32	174,482
		Series - 2002 1 (Class A3)
2,597,715	i	ACE Securities Corp Home Equity Loan Trust	1.506	08/25/35	2,590,495
		Series - 2005 AG1 (Class A1B2)
127,489	i	ACE Securities Corp Home Equity Loan Trust	1.951	08/25/35	127,476
		Series - 2005 HE5 (Class M2)
1,000,000		Ally Master Owner Trust	1.540	09/15/19	1,000,198
		Series - 2012 5 (Class A)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
1,972,346	i	Asset Backed Securities Corp Home Equity Loan Trust	1.183	03/25/35	1,969,429
		Series - 2005 HE1 (Class M1)
1,996,667	g	Capital Automotive REIT	3.870	04/15/47	2,020,341
		Series - 2017 1A (Class A1)
296,754	i,m	CCR, Inc	1.439	07/10/17	296,675
		Series - 2010 CX (Class C)
7,619		Centex Home Equity	5.540	01/25/32	7,608
		Series - 2002 A (Class AF6)
106,308	i	Centex Home Equity	1.861	03/25/34	100,343
		Series - 2004 B (Class M1)
133,879	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/26/35	117,867
		Series - 2004 2 (Class 1M2)
1,252,463	i	Countrywide Asset-Backed Certificates	1.007	06/25/35	1,252,560
		Series - 2004 14 (Class M2)
2,737,000	g	DB Master Finance LLC	3.262	02/20/45	2,753,395
		Series - 2015 1A (Class A2I)
212

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,733,813	g	Domino’s Pizza Master Issuer LLC	5.216%	01/25/42	$1,734,645
		Series - 2012 1A (Class A2)
15,000,000	g,h	Domino’s Pizza Master Issuer LLC	3.082	07/25/47	14,927,340
		Series - 2017 1A (Class A2II)
2,782,471		Entergy Louisiana Investment Recovery Funding I LLC	2.040	09/01/23	2,784,887
		Series - 2011 A (Class A1)
3,000,000		Ford Credit Auto Owner Trust	1.540	03/15/19	3,000,271
		Series - 2013 D (Class B)
7,250,000	g	Ford Credit Auto Owner Trust	2.510	04/15/26	7,320,366
		Series - 2014 2 (Class B)
1,000,000		Ford Credit Floorplan Master Owner Trust	2.140	09/15/19	1,000,730
		Series - 2012 5 (Class C)
2,000,000		Hyundai Auto Receivables Trust	2.010	06/15/21	2,004,972
		Series - 2015 B (Class B)
407,811	i	Lehman XS Trust	1.466	02/25/36	402,390
		Series - 2006 1 (Class 1A1)
298,533	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.996	01/25/36	298,555
		Series - 2005 WCH1 (Class M2)
1,080,897	i	People’s Choice Home Loan Securities Trust	1.097	10/25/34	1,082,232
		Series - 2004 2 (Class M1)
3,085,611	i	RAMP	1.981	06/25/35	3,055,354
		Series - 2005 RS6 (Class M2)
45,524	i	RAMP	1.616	11/25/35	45,518
		Series - 2005 RZ4 (Class A3)
393,752	i	Residential Funding Mortgage Securities II, Inc (Step Bond)	6.060	02/25/36	411,822
		Series - 2006 HI1 (Class M2)
211,005	i	Saxon Asset Securities Trust (Step Bond)	6.120	11/25/30	219,037
		Series - 2002 2 (Class AF6)
350,239	g	Sierra Timeshare Receivables Funding LLC	2.660	08/20/29	350,481
		Series - 2012 3A (Class B)
2,314,057	g	Sierra Timeshare Receivables Funding LLC	2.420	03/20/30	2,312,032
		Series - 2014 1A (Class B)
686,923	g	SLM Student Loan Trust	3.480	10/15/30	693,896
		Series - 2012 B (Class A2)
1,194,834	g	SpringCastle America Funding LLC	3.050	04/25/29	1,201,877
		Series - 2016 AA (Class A)
12,590	i	Structured Asset Investment Loan Trust	2.276	11/25/34	12,592
		Series - 2004 10 (Class A9)
4,962,500	g	Taco Bell Funding LLC	3.832	05/25/46	5,073,213
		Series - 2016 1A (Class A2I)
2,947,500	g	Wendys Funding LLC	3.371	06/15/45	2,972,790
		Series - 2015 1A (Class A2I)
		TOTAL ASSET BACKED			63,315,870

OTHER MORTGAGE BACKED - 19.3%
177,601	i	American Home Mortgage Investment Trust	1.816	02/25/45	177,511
		Series - 2004 4 (Class 3A)
3,194,177	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	3,212,144
		Series - 2007 1 (Class AM)
1,825,244	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	1,823,130
		Series - 2007 1 (Class AMFX)
756,527	i	Banc of America Funding	2.012	02/20/35	747,658
		Series - 2005 A (Class 5A3)
213

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,848,093	i	Bear Stearns ALT-A Trust	1.816%	06/25/34	$4,796,738
		Series - 2004 4 (Class A1)
13,335,000	g,i	Bear Stearns Commercial Mortgage Securities Trust	5.300	05/11/39	13,713,189
		Series - 2003 PWR2 (Class H)
5,000,000	i	CD Mortgage Trust	6.122	11/15/44	5,023,897
		Series - 2007 CD5 (Class B)
3,950,000	i	CD Mortgage Trust	6.124	11/15/44	3,979,008
		Series - 2007 CD5 (Class AJ)
10,273,878	g,i	Chase Mortgage Trust	3.750	12/25/45	10,416,656
		Series - 2016 2 (Class M2)
4,563,493	g,i	Citigroup Mortgage Loan Trust	1.204	05/25/37	4,429,618
		Series - 2015 8 (Class 1A1)
867,122	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	874,622
		Series - 2007 C3 (Class AM)
4,000,000	i	COMM Mortgage Trust	5.796	12/10/49	3,997,474
		Series - 2007 C9 (Class B)
3,257,809	i	Connecticut Avenue Securities	2.166	05/25/24	3,271,741
		Series - 2014 C02 (Class 1M1)
1,403,442	i	Connecticut Avenue Securities	2.816	04/25/28	1,406,284
		Series - 2015 C04 (Class 1M1)
6,584,635	i	Connecticut Avenue Securities	3.166	08/25/28	6,665,333
		Series - 2016 C01 (Class 1M1)
4,683,512	i	Connecticut Avenue Securities	3.366	09/25/28	4,750,489
		Series - 2016 C02 (Class 1M1)
3,092,269	i	Connecticut Avenue Securities	3.216	10/25/28	3,149,232
		Series - 2016 C03 (Class 1M1)
7,065,629	i	Connecticut Avenue Securities	2.566	01/25/29	7,123,341
		Series - 2016 C05 (Class 2M1)
12,309,970	i	Connecticut Avenue Securities	2.666	01/25/29	12,463,559
		Series - 2016 C04 (Class 1M1)
12,664,973	i	Connecticut Avenue Securities	2.165	07/25/29	12,799,513
		Series - 2017 C01 (Class 1M1)
4,909,216	i	Connecticut Avenue Securities	2.366	09/25/29	4,953,064
		Series - 2017 C02 (Class 2M1)
14,505,763	i	Connecticut Avenue Securities	2.166	10/25/29	14,577,100
		Series - 2017 C03 (Class 1M1)
6,400,000	g	Core Industrial Trust	3.732	02/10/34	6,570,777
		Series - 2015 TEXW (Class C)
10,000,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	10,241,216
		Series - 2007 C4 (Class A1AJ)
1,745,506	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	1,789,947
		Series - 2007 C2 (Class AJ)
12,000,000	g,i	Credit Suisse Commercial Mortgage Trust	5.897	01/15/49	15,017,510
		Series - 2007 C2 (Class C)
1,985,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.736	05/15/36	2,018,310
		Series - 2004 C2 (Class E)
913,429	g	Credit Suisse First Boston Mortgage Securities Corp	6.000	05/17/40	925,645
		Series - 1998 C1 (Class F)
1,057,812	i	Deutsche Mortgage Securities, Inc Mortgage Loan Trust (Step Bond)	5.440	07/25/34	1,078,648
		Series - 2004 5 (Class A5B)
2,000,000	i	Greenwich Capital Commercial Funding Corp	5.867	12/10/49	2,005,390
		Series - 2007 GG11 (Class AM)
214

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$81,322	i	GSR Mortgage Loan Trust	1.406%	08/25/46	$81,604
		Series - 2006 OA1 (Class 2A1)
380,960	i	Homestar Mortgage Acceptance Corp	2.116	10/25/34	381,708
		Series - 2004 5 (Class A1)
223,721	i	Impac CMB Trust	1.876	03/25/35	207,910
		Series - 2004 11 (Class 2A1)
1,081,708	g	Jefferies Resecuritization Trust	5.625	09/01/37	1,092,679
		Series - 2009 R13 (Class 1A1)
1,168,273	i	JP Morgan Alternative Loan Trust	1.856	01/25/36	1,101,366
		Series - 2005 A2 (Class 1A2)
3,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.787	01/12/39	3,091,423
		Series - 2004 CB8 (Class H)
2,984,624	i	JP Morgan Chase Commercial Mortgage Securities Trust	5.520	05/15/45	2,982,350
		Series - 2006 LDP8 (Class B)
2,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.013	02/15/46	2,143,348
		Series - 2011 C3 (Class B)
3,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.801	02/15/46	2,977,770
		Series - 2011 C3 (Class E)
5,560,725	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	5,638,151
		Series - 2007 LD12 (Class AM)
278,132	g,i	JP Morgan Mortgage Trust	2.679	06/25/46	278,720
		Series - 2016 2 (Class A1)
253,465	g,i	JP Morgan Mortgage Trust	2.856	06/25/46	254,470
		Series - 2016 2 (Class 2A1)
12,081,641	g,i	JP Morgan Mortgage Trust	3.500	01/25/47	12,319,975
		Series - 2017 1 (Class A3)
800,299	g,i	LB-UBS Commercial Mortgage Trust	5.151	10/15/36	800,741
		Series - 2004 C7 (Class K)
4,125,996	g,i	LVII Resecuritization Trust	3.851	07/25/47	4,128,574
		Series - 2015 A (Class A)
3,724,357	i	Morgan Stanley Capital I Trust	5.389	11/12/41	3,728,930
		Series - 2006 HQ10 (Class AJ)
1,168,248	i	Morgan Stanley Capital I Trust	5.834	10/15/42	1,169,393
		Series - 2006 IQ11 (Class AJ)
4,214,000	g,i	Morgan Stanley Capital I Trust	5.774	06/12/47	4,471,090
		Series - 2005 T19 (Class F)
2,240,169	i	Morgan Stanley Capital I Trust	5.907	06/11/49	2,238,271
		Series - 2007 IQ15 (Class AM)
2,400,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	2,405,083
		Series - 2007 IQ15 (Class AJ)
2,250,000	i	Morgan Stanley Capital I Trust	6.281	12/12/49	2,277,575
		Series - 2007 IQ16 (Class AM)
183,523		Morgan Stanley Capital I Trust	4.770	07/15/56	183,467
		Series - 0 IQ9 (Class AJ)
1,250,000		Morgan Stanley Capital I Trust	5.000	07/15/56	1,250,000
		Series - 2005 IQ9 (Class D)
2,724,525	i	Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates	1.666	04/25/35	2,579,752
		Series - 2005 2 (Class M2)
12,675,534	g,i	Sequoia Mortgage Trust	3.000	03/25/47	12,730,381
		Series - 2017 2 (Class A5)
16,051,384	g,i	Sequoia Mortgage Trust	3.500	04/25/47	16,338,869
		Series - 2017 3 (Class A4)
215

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$7,000,000	g,i	Sequoia Mortgage Trust	3.500%	07/25/47	$7,175,000
		Series - 2017 4 (Class A4)
7,623,075	g,i	Shellpoint Co-Originator Trust	3.500	04/25/47	7,741,292
		Series - 2017 1 (Class A4)
2,911,044	i	Structured Adjustable Rate Mortgage Loan Trust	1.586	07/25/34	2,834,026
		Series - 2004 9XS (Class A)
2,937,631	i	Structured Agency Credit Risk Debt Note (STACR)	3.616	01/25/25	2,950,619
		Series - 2015 DN1 (Class M2)
5,965,718	i	Structured Agency Credit Risk Debt Note (STACR)	3.416	03/25/25	6,034,790
		Series - 2015 HQ1 (Class M2)
1,841,309	i	Structured Agency Credit Risk Debt Note (STACR)	2.316	05/25/25	1,845,646
		Series - 2015 HQ2 (Class M1)
4,268,326	i	Structured Agency Credit Risk Debt Note (STACR)	2.666	07/25/28	4,287,466
		Series - 2016 DNA1 (Class M1)
1,082,282	i	Structured Agency Credit Risk Debt Note (STACR)	2.466	10/25/28	1,085,234
		Series - 2016 DNA2 (Class M1)
1,726,530	i	Structured Agency Credit Risk Debt Note (STACR)	2.316	12/25/28	1,732,349
		Series - 2016 DNA3 (Class M1)
3,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.516	03/25/29	3,792,313
		Series - 2016 DNA4 (Class M2)
11,235,073	i	Structured Agency Credit Risk Debt Note (STACR)	2.416	07/25/29	11,383,079
		Series - 2017 DNA1 (Class M1)
19,821,830	i	Structured Agency Credit Risk Debt Note (STACR)	2.416	10/25/29	20,108,836
		Series - 2017 DNA2 (Class M1)
5,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	1.959	12/25/29	5,018,093
		Series - 2017 HQA2 (Class M1)
3,339,088	g	Tax Ease Funding LLC	3.131	06/15/28	3,336,874
		Series - 2016 1A (Class A)
522,697	i	Wachovia Bank Commercial Mortgage Trust	5.608	05/15/46	522,742
		Series - 2007 C34 (Class A1A)
1,125,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	1,131,339
		Series - 2007 C34 (Class AM)
3,820,400	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	3,820,667
		Series - 2007 C32 (Class AMFX)
4,020,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	4,016,208
		Series - 2007 C33 (Class AM)
830,162	g	WFRBS Commercial Mortgage Trust	4.394	06/15/44	852,001
		Series - 2011 C4 (Class A3)
		TOTAL OTHER MORTGAGE BACKED			340,520,918

		TOTAL STRUCTURED ASSETS			403,836,788
		(Cost $403,193,088)

		TOTAL BONDS			1,679,375,218
		(Cost $1,680,663,743)

SHORT-TERM INVESTMENTS - 3.7%
GOVERNMENT AGENCY DEBT - 1.2%
10,900,000		Federal Home Loan Bank (FHLB)	0.400	07/03/17	10,900,000
10,000,000		FHLB	0.991	07/28/17	9,993,060
		TOTAL GOVERNMENT AGENCY DEBT			20,893,060
216

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
TREASURY DEBT - 2.5%
$17,800,000	United States Treasury Bill	0.825%	07/06/17	$17,798,914
10,525,000	United States Treasury Bill	0.838	07/13/17	10,522,758
16,035,000	United States Treasury Bill	0.816	07/20/17	16,028,955
	TOTAL TREASURY DEBT			44,350,627

	TOTAL SHORT-TERM INVESTMENTS			65,243,687
	(Cost $65,240,459)

	TOTAL INVESTMENTS - 101.7%			1,795,801,583
	(Cost $1,797,099,901)
	OTHER ASSETS & LIABILITIES, NET - (1.7)%			(30,543,660)
	NET ASSETS - 100.0%			$1,765,257,923

Abbreviation(s):
MXN	Mexican Peso
REIT	Real Estate Investment Trust

d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2017, the aggregate value of these securities was $403,513,441 or 22.9% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
m	Indicates a security that has been deemed illiquid.
q	In default
217

TIAA-CREF FUNDS - Short-Term Bond Index Fund

TIAA-CREF FUNDS

SHORT-TERM BOND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2017

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
BONDS - 99.0%

CORPORATE BONDS - 24.2%

AUTOMOBILES & COMPONENTS - 0.0%
$100,000	Honeywell International, Inc	1.400%	10/30/19	$99,327
	TOTAL AUTOMOBILES & COMPONENTS			99,327

BANKS - 6.6%
250,000	Australia & New Zealand Banking Group Ltd	2.050	09/23/19	250,122
700,000	Bank of America Corp	2.650	04/01/19	708,455
250,000	Bank of America NA	2.050	12/07/18	251,166
100,000	Bank of Montreal	1.350	08/28/18	99,627
100,000	Bank of Montreal	1.500	07/18/19	99,065
100,000	Bank of Montreal	2.100	12/12/19	100,218
100,000	Bank of Montreal	2.100	06/15/20	99,887
100,000	Bank of Nova Scotia	1.950	01/15/19	100,207
300,000	Bank of Nova Scotia	1.650	06/14/19	298,790
300,000	Barclays plc	2.750	11/08/19	302,707
250,000	BPCE S.A.	2.500	12/10/18	252,233
250,000	Branch Banking & Trust Co	1.450	05/10/19	248,067
250,000	Branch Banking & Trust Co	2.100	01/15/20	250,930
100,000	Canadian Imperial Bank of Commerce	1.600	09/06/19	99,058
300,000	Capital One Bank USA NA	2.950	07/23/21	302,187
250,000	Capital One NA	2.350	08/17/18	251,011
250,000	CitiBank NA	2.000	03/20/19	250,942
250,000	CitiBank NA	2.100	06/12/20	250,093
100,000	Citigroup, Inc	2.050	12/07/18	100,152
100,000	Citigroup, Inc	2.050	06/07/19	100,068
500,000	Citigroup, Inc	2.450	01/10/20	502,974
250,000	Citizens Bank NA	2.250	03/02/20	249,748
250,000	Commonwealth Bank of Australia	2.050	03/15/19	250,268
250,000	Commonwealth Bank of Australia	2.300	09/06/19	251,625
250,000	Cooperatieve Rabobank UA	1.375	08/09/19	247,305
300,000	Deutsche Bank AG	2.850	05/10/19	303,210
100,000	Discover Bank	2.600	11/13/18	100,855
250,000	Discover Bank	3.100	06/04/20	254,742
150,000	Fifth Third Bancorp	2.300	03/15/19	150,947
200,000	Fifth Third Bank	1.625	09/27/19	198,058
300,000	HSBC USA, Inc	2.350	03/05/20	301,740
250,000	Huntington National Bank	2.375	03/10/20	250,871
250,000	Industrial & Commercial Bank of China Ltd	2.157	11/13/18	249,582
200,000	Intesa Sanpaolo S.p.A	3.875	01/15/19	204,941
200,000	JPMorgan Chase & Co	1.850	03/22/19	199,797
500,000	JPMorgan Chase & Co	2.750	06/23/20	508,457
250,000	JPMorgan Chase Bank NA	1.450	09/21/18	249,414
250,000	JPMorgan Chase Bank NA	1.650	09/23/19	248,616
218

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$175,000	KeyBank NA	2.350%	03/08/19	$176,142
250,000	KeyBank NA	2.250	03/16/20	251,236
100,000	Lloyds Bank plc	2.700	08/17/20	101,417
150,000	Manufacturers & Traders Trust Co	2.300	01/30/19	151,090
100,000	MUFG Americas Holdings Corp	2.250	02/10/20	100,056
100,000	National Australia Bank Ltd	1.375	07/12/19	98,832
250,000	National Australia Bank Ltd	2.250	01/10/20	250,750
250,000	National Bank of Canada	2.100	12/14/18	251,161
250,000	PNC Bank NA	1.950	03/04/19	250,462
250,000	PNC Bank NA	1.450	07/29/19	247,634
250,000	PNC Bank NA	2.000	05/19/20	249,595
200,000	Royal Bank of Canada	2.000	12/10/18	200,700
100,000	Royal Bank of Canada	1.625	04/15/19	99,572
300,000	Royal Bank of Canada	1.500	07/29/19	297,708
100,000	Royal Bank of Canada	2.125	03/02/20	100,166
100,000	Santander Holdings USA, Inc	2.700	05/24/19	100,742
200,000	Santander UK Group Holdings plc	2.875	10/16/20	202,907
100,000	Santander UK plc	2.000	08/24/18	100,181
100,000	Santander UK plc	2.500	03/14/19	100,813
250,000	Skandinaviska Enskilda Banken AB	1.500	09/13/19	247,186
250,000	Sumitomo Mitsui Banking Corp	1.762	10/19/18	249,659
100,000	Sumitomo Mitsui Banking Corp	2.050	01/18/19	100,191
250,000	Sumitomo Mitsui Banking Corp	2.650	07/23/20	252,999
100,000	SunTrust Bank	2.250	01/31/20	100,424
250,000	Svenska Handelsbanken AB	1.500	09/06/19	247,512
100,000	Toronto-Dominion Bank	1.450	09/06/18	99,808
300,000	Toronto-Dominion Bank	1.950	01/22/19	301,280
100,000	Toronto-Dominion Bank	1.450	08/13/19	99,130
450,000	US Bank NA	2.000	01/24/20	451,909
250,000	Wells Fargo Bank NA	1.750	05/24/19	249,525
250,000	Wells Fargo Bank NA	2.150	12/06/19	251,170
100,000	Westpac Banking Corp	1.950	11/23/18	100,199
100,000	Westpac Banking Corp	1.650	05/13/19	99,426
100,000	Westpac Banking Corp	1.600	08/19/19	99,228
400,000	Westpac Banking Corp	2.150	03/06/20	400,754
	TOTAL BANKS			15,819,699

CAPITAL GOODS - 0.9%
100,000	Air Lease Corp	2.625	09/04/18	100,745
100,000	Caterpillar Financial Services Corp	1.900	03/22/19	100,380
100,000	Caterpillar Financial Services Corp	1.350	05/18/19	99,182
100,000	Caterpillar Financial Services Corp	2.100	01/10/20	100,658
200,000	Caterpillar Financial Services Corp	2.000	03/05/20	199,829
200,000	Danaher Corp	1.650	09/15/18	199,959
100,000	Illinois Tool Works, Inc	6.250	04/01/19	107,649
100,000	Ingersoll-Rand Luxembourg Finance S.A.	2.625	05/01/20	100,982
100,000	John Deere Capital Corp	1.750	08/10/18	100,216
200,000	John Deere Capital Corp	1.650	10/15/18	200,098
100,000	John Deere Capital Corp	1.950	01/08/19	100,455
100,000	John Deere Capital Corp	2.200	03/13/20	100,831
100,000	Lockheed Martin Corp	1.850	11/23/18	100,169
100,000	Rockwell Collins, Inc	1.950	07/15/19	100,151
100,000	Roper Technologies, Inc	3.000	12/15/20	102,340
219

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Stanley Black & Decker, Inc	1.622%	11/17/18	$99,758
150,000	United Technologies Corp	1.500	11/01/19	149,277
100,000	United Technologies Corp	1.900	05/04/20	100,164
	TOTAL CAPITAL GOODS			2,162,843

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
100,000	eBay, Inc	2.150	06/05/20	99,995
150,000	Republic Services, Inc	5.000	03/01/20	161,091
100,000	S&P Global, Inc	2.500	08/15/18	100,700
70,000	Thomson Reuters Corp	4.700	10/15/19	73,594
	TOTAL COMMERCIAL & PROFESSIONAL SERVICES			435,380

CONSUMER DURABLES & APPAREL - 0.1%
100,000	DR Horton, Inc	3.750	03/01/19	102,300
100,000	Newell Rubbermaid, Inc	2.150	10/15/18	100,256
24,000	Newell Rubbermaid, Inc	2.600	03/29/19	24,235
	TOTAL CONSUMER DURABLES & APPAREL			226,791

CONSUMER SERVICES - 0.1%
100,000	McDonald’s Corp	2.100	12/07/18	100,604
100,000	Walt Disney Co	0.875	07/12/19	98,518
	TOTAL CONSUMER SERVICES			199,122

DIVERSIFIED FINANCIALS - 4.0%
75,000	American Express Credit Corp	1.875	11/05/18	75,119
200,000	American Express Credit Corp	1.875	05/03/19	200,078
100,000	American Express Credit Corp	1.700	10/30/19	99,466
300,000	American Express Credit Corp	2.200	03/03/20	301,407
100,000	American Honda Finance Corp	1.500	11/19/18	99,719
100,000	American Honda Finance Corp	1.200	07/12/19	99,048
100,000	American Honda Finance Corp	2.000	02/14/20	100,212
100,000	Ares Capital Corp	3.875	01/15/20	101,955
100,000	Bank of New York Mellon Corp	2.300	09/11/19	100,990
250,000	Bank of New York Mellon Corp	2.150	02/24/20	251,425
100,000	Berkshire Hathaway, Inc	1.150	08/15/18	99,640
100,000	BlackRock, Inc	5.000	12/10/19	107,377
200,000	BNP Paribas S.A.	2.400	12/12/18	201,700
200,000	BNP Paribas S.A.	2.375	05/21/20	201,980
100,000	CBOE Holdings, Inc	1.950	06/28/19	99,970
300,000	Credit Suisse	1.750	01/29/18	300,166
100,000	Credit Suisse	2.300	05/28/19	100,662
200,000	Ford Motor Credit Co LLC	2.262	03/28/19	200,552
200,000	Ford Motor Credit Co LLC	2.021	05/03/19	199,697
100,000	Ford Motor Credit Co LLC	1.897	08/12/19	99,239
200,000	Ford Motor Credit Co LLC	2.681	01/09/20	201,330
175,000	Ford Motor Credit Co LLC	2.425	06/12/20	174,839
400,000	General Electric Capital Corp	2.200	01/09/20	403,594
100,000	General Motors Financial Co, Inc	3.100	01/15/19	101,370
100,000	General Motors Financial Co, Inc	2.400	05/09/19	100,271
100,000	General Motors Financial Co, Inc	2.350	10/04/19	99,995
300,000	General Motors Financial Co, Inc	2.650	04/13/20	301,373
100,000	Goldman Sachs Group, Inc	2.000	04/25/19	99,916
1,200,000	Goldman Sachs Group, Inc	2.300	12/13/19	1,203,128
220

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Jefferies Group, Inc	8.500%	07/15/19	$111,934
100,000	Morgan Stanley	2.450	02/01/19	100,671
700,000	Morgan Stanley	2.375	07/23/19	704,878
500,000	Morgan Stanley	2.650	01/27/20	505,239
100,000	National Rural Utilities Cooperative Finance Corp	1.650	02/08/19	99,776
250,000	National Rural Utilities Cooperative Finance Corp	2.300	11/15/19	251,562
116,000	Nomura Holdings, Inc	6.700	03/04/20	128,484
50,000	Oesterreichische Kontrollbank AG.	1.125	05/29/18	49,865
100,000	Oesterreichische Kontrollbank AG.	1.125	04/26/19	99,101
250,000	Oesterreichische Kontrollbank AG.	1.500	10/21/20	247,051
100,000	PACCAR Financial Corp	1.950	02/27/20	99,986
200,000	Shire Acquisitions Investments Ireland DAC	1.900	09/23/19	199,080
200,000	Synchrony Financial	2.600	01/15/19	201,074
100,000	Toyota Motor Credit Corp	1.700	01/09/19	100,052
100,000	Toyota Motor Credit Corp	1.700	02/19/19	100,122
100,000	Toyota Motor Credit Corp	1.400	05/20/19	99,399
100,000	Toyota Motor Credit Corp	1.550	10/18/19	99,565
100,000	Toyota Motor Credit Corp	1.950	04/17/20	99,962
250,000	UBS AG.	2.350	03/26/20	251,466
150,000	Unilever Capital Corp	1.800	05/05/20	149,712
200,000	Wells Fargo & Co	2.600	07/22/20	202,803
	TOTAL DIVERSIFIED FINANCIALS			9,628,000

ENERGY - 1.7%
100,000	Anadarko Petroleum Corp	8.700	03/15/19	110,295
100,000	BP Capital Markets plc	1.676	05/03/19	99,667
200,000	BP Capital Markets plc	2.315	02/13/20	201,822
100,000	Cenovus Energy, Inc	5.700	10/15/19	105,539
100,000	Chevron Corp	1.790	11/16/18	100,308
100,000	Chevron Corp	1.561	05/16/19	99,712
100,000	Chevron Corp	1.991	03/03/20	100,254
24,000	ConocoPhillips Co	5.750	02/01/19	25,404
150,000	ConocoPhillips Co	2.200	05/15/20	150,480
100,000	Enbridge Energy Partners LP	4.375	10/15/20	105,244
100,000	EOG Resources, Inc	2.450	04/01/20	100,302
100,000	Exxon Mobil Corp	1.708	03/01/19	100,285
150,000	Exxon Mobil Corp	1.912	03/06/20	150,356
200,000	Kinder Morgan, Inc	3.050	12/01/19	203,484
100,000	Marathon Petroleum Corp	2.700	12/14/18	100,764
375,000	Petroleos Mexicanos	5.500	02/04/19	391,500
150,000	Plains All American Pipeline LP	2.600	12/15/19	150,419
100,000	Shell International Finance BV	1.625	11/10/18	100,071
100,000	Shell International Finance BV	1.375	05/10/19	99,415
600,000	Shell International Finance BV	1.375	09/12/19	595,652
150,000	Shell International Finance BV	4.375	03/25/20	159,620
300,000	Statoil ASA	1.950	11/08/18	301,006
150,000	Total Capital S.A.	2.125	08/10/18	150,910
100,000	TransCanada PipeLines Ltd	3.125	01/15/19	101,767
300,000	Vale Overseas Ltd	4.625	09/15/20	310,332
100,000	Valero Energy Corp	6.125	02/01/20	109,627
	TOTAL ENERGY			4,224,235
221

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
FOOD & STAPLES RETAILING - 0.4%
$200,000		CVS Health Corp	1.900%	07/20/18	$200,522
100,000		CVS Health Corp	2.800	07/20/20	101,802
100,000		Kroger Co	2.000	01/15/19	99,911
100,000		Kroger Co	1.500	09/30/19	98,520
150,000		SYSCO Corp	1.900	04/01/19	149,982
250,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	253,939
		TOTAL FOOD & STAPLES RETAILING			904,676

FOOD, BEVERAGE & TOBACCO - 1.2%
100,000		Altria Group, Inc	9.250	08/06/19	114,802
100,000		Altria Group, Inc	2.625	01/14/20	101,544
750,000		Anheuser-Busch InBev Finance, Inc	1.900	02/01/19	751,702
200,000		Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	215,653
100,000		Coca-Cola Co	1.375	05/30/19	99,630
200,000		Coca-Cola Femsa SAB de C.V.	4.625	02/15/20	212,077
100,000		General Mills, Inc	2.200	10/21/19	100,660
100,000		Hershey Co	1.600	08/21/18	100,102
100,000		Kraft Foods, Inc	5.375	02/10/20	107,844
150,000		Kraft Heinz Foods Co	2.000	07/02/18	150,381
100,000		Kraft Heinz Foods Co	2.800	07/02/20	101,488
100,000		Molson Coors Brewing Co	1.450	07/15/19	98,786
100,000	g	Molson Coors Brewing Co	2.250	03/15/20	99,994
100,000		PepsiCo, Inc	1.500	02/22/19	99,859
100,000		PepsiCo, Inc	1.550	05/02/19	99,970
100,000		PepsiCo, Inc	1.350	10/04/19	99,122
100,000		Philip Morris International, Inc	1.375	02/25/19	99,348
100,000		Philip Morris International, Inc	2.000	02/21/20	100,206
200,000		Reynolds American, Inc	3.250	06/12/20	205,892
		TOTAL FOOD, BEVERAGE & TOBACCO			2,959,060

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
100,000		Becton Dickinson and Co	2.133	06/06/19	100,156
200,000		Becton Dickinson and Co	2.404	06/05/20	200,425
100,000		Cardinal Health, Inc	1.948	06/14/19	100,103
100,000		Express Scripts Holding Co	2.250	06/15/19	100,335
100,000		McKesson Corp	2.284	03/15/19	100,577
200,000		Medtronic, Inc	2.500	03/15/20	202,884
100,000		Stryker Corp	2.000	03/08/19	100,279
100,000		Thermo Fisher Scientific, Inc	2.150	12/14/18	100,378
200,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	201,489
100,000		Zimmer Holdings, Inc	2.700	04/01/20	100,905
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			1,307,531

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
100,000		Ecolab, Inc	2.000	01/14/19	100,439
100,000		Estee Lauder Cos, Inc	1.800	02/07/20	100,056
200,000		Procter & Gamble Co	1.900	11/01/19	200,925
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			401,420

INSURANCE - 0.6%
100,000		Aetna, Inc	1.700	06/07/18	100,040
100,000		American International Group, Inc	2.300	07/16/19	100,534
100,000		Berkshire Hathaway Finance Corp	1.700	03/15/19	100,241
222

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Berkshire Hathaway Finance Corp	1.300%	08/15/19	$99,278
260,000	Hartford Financial Services Group, Inc	5.500	03/30/20	282,510
100,000	MetLife, Inc	7.717	02/15/19	109,231
100,000	Prudential Financial, Inc	2.350	08/15/19	100,601
100,000	UnitedHealth Group, Inc	1.700	02/15/19	99,936
200,000	UnitedHealth Group, Inc	2.700	07/15/20	204,434
200,000	WellPoint, Inc	2.250	08/15/19	200,935
	TOTAL INSURANCE			1,397,740

MATERIALS - 0.4%
100,000	Dow Chemical Co	8.550	05/15/19	112,008
100,000	EI du Pont de Nemours & Co	4.625	01/15/20	106,107
100,000	EI du Pont de Nemours & Co	2.200	05/01/20	100,535
100,000	Kimberly-Clark Corp	1.400	02/15/19	99,811
400,000	LyondellBasell Industries NV	5.000	04/15/19	418,189
100,000	Praxair, Inc	2.250	09/24/20	100,955
100,000	Sherwin-Williams Co	2.250	05/15/20	100,216
	TOTAL MATERIALS			1,037,821

MEDIA - 0.6%
200,000	CBS Corp	2.300	08/15/19	201,315
100,000	Comcast Corp	5.150	03/01/20	108,347
100,000	Discovery Communications LLC	5.050	06/01/20	106,974
200,000	NBC Universal Media LLC	5.150	04/30/20	217,781
250,000	Time Warner Cable, Inc	6.750	07/01/18	261,557
200,000	Time Warner Cable, Inc	8.250	04/01/19	220,638
150,000	Time Warner, Inc	2.100	06/01/19	150,068
43,000	Viacom, Inc	2.750	12/15/19	43,488
100,000	Walt Disney Co	1.950	03/04/20	100,305
	TOTAL MEDIA			1,410,473

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
100,000	Abbott Laboratories	2.000	09/15/18	100,198
200,000	Abbott Laboratories	2.350	11/22/19	201,513
450,000	AbbVie, Inc	2.500	05/14/20	455,184
200,000	Actavis Funding SCS	3.000	03/12/20	204,358
200,000	Amgen, Inc	2.200	05/22/19	201,231
200,000	Amgen, Inc	2.125	05/01/20	200,284
150,000	Amgen, Inc	2.200	05/11/20	150,715
100,000	AstraZeneca plc	1.750	11/16/18	100,085
100,000	Bristol-Myers Squibb Co	1.600	02/27/19	99,905
100,000	Celgene Corp	2.250	05/15/19	100,699
100,000	Gilead Sciences, Inc	1.850	09/04/18	100,238
100,000	Johnson & Johnson	1.125	03/01/19	99,478
100,000	Merck & Co, Inc	1.850	02/10/20	100,186
100,000	Mylan NV	3.000	12/15/18	101,353
100,000	Mylan NV	2.500	06/07/19	100,803
100,000	Novartis Capital Corp	1.800	02/14/20	100,063
150,000	Novartis Securities Investment Ltd	5.125	02/10/19	157,940
100,000	Pfizer, Inc	1.450	06/03/19	99,707
600,000	Pfizer, Inc	1.700	12/15/19	600,984
100,000	Teva Pharmaceutical Finance Co LLC	2.250	03/18/20	99,893
100,000	Teva Pharmaceutical Finance Netherlands III BV	1.700	07/19/19	99,109
	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3,473,926
223

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
REAL ESTATE - 0.3%
$100,000		Boston Properties LP	3.700%	11/15/18	$102,083
250,000		HCP, Inc	2.625	02/01/20	251,818
300,000		Health Care REIT, Inc	4.125	04/01/19	308,958
100,000		Simon Property Group LP	2.500	09/01/20	100,897
		TOTAL REAL ESTATE			763,756

RETAILING - 0.3%
100,000		Best Buy Co, Inc	5.000	08/01/18	103,252
100,000		Costco Wholesale Corp	1.750	02/15/20	99,832
100,000		Home Depot, Inc	2.000	06/15/19	100,703
100,000		Home Depot, Inc	1.800	06/05/20	100,038
100,000		Lowe’s Cos, Inc	1.150	04/15/19	98,947
100,000		Target Corp	2.300	06/26/19	101,238
		TOTAL RETAILING			604,010

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
100,000		Intel Corp	1.850	05/11/20	100,020
200,000		Intel Corp	2.450	07/29/20	203,361
200,000		Texas Instruments, Inc	1.750	05/01/20	199,170
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			502,551

SOFTWARE & SERVICES - 0.7%
100,000		Baidu, Inc	3.000	06/30/20	101,280
100,000		Fidelity National Information Services, Inc	2.850	10/15/18	101,182
300,000		International Business Machines Corp	1.800	05/17/19	300,713
100,000		International Business Machines Corp	1.900	01/27/20	100,021
100,000		Juniper Networks, Inc	3.125	02/26/19	101,696
100,000		Microsoft Corp	1.300	11/03/18	99,781
200,000		Microsoft Corp	1.100	08/08/19	197,638
300,000		Microsoft Corp	1.850	02/06/20	300,744
300,000		Oracle Corp	3.875	07/15/20	316,416
100,000		Xerox Corp	2.750	03/15/19	100,179
		TOTAL SOFTWARE & SERVICES			1,719,650

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
100,000		Amphenol Corp	2.200	04/01/20	100,256
100,000		Apple, Inc	1.550	02/08/19	99,974
200,000		Apple, Inc	1.100	08/02/19	197,872
100,000		Apple, Inc	1.900	02/07/20	100,272
100,000		Apple, Inc	1.800	05/11/20	99,981
292,000	g	Broadcom Corp	2.375	01/15/20	292,405
100,000		Cisco Systems, Inc	1.600	02/28/19	99,988
100,000		Cisco Systems, Inc	1.400	09/20/19	99,316
200,000		Cisco Systems, Inc	4.450	01/15/20	213,055
300,000	g	Diamond Finance Corp	3.480	06/01/19	307,024
100,000		Hewlett Packard Enterprise Co	2.850	10/05/18	100,858
100,000		Hewlett Packard Enterprise Co	3.600	10/15/20	103,102
100,000		QUALCOMM, Inc	1.850	05/20/19	100,232
100,000		QUALCOMM, Inc	2.100	05/20/20	100,453
224

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		QUALCOMM, Inc	2.250%	05/20/20	$100,941
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,115,729

TELECOMMUNICATION SERVICES - 1.2%
200,000		Alibaba Group Holding Ltd	2.500	11/28/19	201,560
250,000		America Movil SAB de C.V.	5.000	03/30/20	268,534
300,000		American Tower Corp	3.400	02/15/19	306,278
400,000		AT&T, Inc	2.300	03/11/19	402,386
200,000		AT&T, Inc	2.450	06/30/20	200,985
197,000		Deutsche Telekom International Finance BV	6.000	07/08/19	212,319
300,000		Orange S.A.	1.625	11/03/19	297,398
200,000		Rogers Communications, Inc	6.800	08/15/18	210,984
250,000		Telefonica Emisiones SAU	5.134	04/27/20	269,606
200,000		Verizon Communications, Inc	4.500	09/15/20	213,631
99,000	g	Verizon Communications, Inc	2.946	03/15/22	99,677
100,000		Vodafone Group plc	5.450	06/10/19	106,444
		TOTAL TELECOMMUNICATION SERVICES			2,789,802

TRANSPORTATION - 0.2%
200,000		Boeing Capital Corp	2.900	08/15/18	202,870
100,000		Delta Air Lines, Inc	2.875	03/13/20	101,300
100,000		FedEx Corp	2.300	02/01/20	100,764
100,000		United Parcel Service, Inc	5.125	04/01/19	105,718
		TOTAL TRANSPORTATION			510,652

UTILITIES - 1.5%
300,000		AerCap Ireland Capital DAC	4.250	07/01/20	313,990
100,000		Consolidated Edison, Inc	2.000	03/15/20	99,957
100,000		Consumers Energy Co	6.125	03/15/19	107,011
100,000		Dominion Energy, Inc	2.579	07/01/20	100,509
100,000		Dominion Resources, Inc	1.875	01/15/19	99,784
100,000	i	Dominion Resources, Inc (Step Bond)	2.962	07/01/19	101,499
75,000		Dominion Resources, Inc	1.600	08/15/19	74,368
200,000		Duke Energy Florida LLC	1.850	01/15/20	199,861
100,000		Edison International	2.125	04/15/20	100,103
100,000		Emera US Finance LP	2.150	06/15/19	99,911
200,000		Energy Transfer Partners LP	4.150	10/01/20	207,705
100,000	g	Everett Spinco, Inc	2.875	03/27/20	101,250
200,000		Exelon Generation Co LLC	2.950	01/15/20	203,549
100,000		Fortive Corp	1.800	06/15/19	99,287
100,000		Georgia Power Co	2.000	03/30/20	99,686
100,000		Great Plains Energy, Inc	2.500	03/09/20	100,926
200,000		Medtronic Global Holdings S.C.A	1.700	03/28/19	200,134
200,000		MidAmerican Energy Holdings Co	5.750	04/01/18	205,965
100,000		NextEra Energy Capital Holdings, Inc	1.649	09/01/18	99,700
100,000		NextEra Energy Capital Holdings, Inc	2.300	04/01/19	100,463
100,000		Northern States Power Co	2.200	08/15/20	100,248
300,000		ONEOK Partners LP	3.200	09/15/18	303,518
100,000		Public Service Enterprise Group, Inc	1.600	11/15/19	98,906
100,000		Sempra Energy	1.625	10/07/19	99,091
100,000		Southern Co	1.850	07/01/19	99,616
100,000		Southern Power Co	1.950	12/15/19	99,632
200,000		Williams Partners LP	5.250	03/15/20	215,222
		TOTAL UTILITIES			3,731,891

		TOTAL CORPORATE BONDS			58,426,085
		(Cost $58,441,817)
225

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
GOVERNMENT BONDS - 74.8%

AGENCY SECURITIES - 6.0%
$750,000	Federal Farm Credit Bank (FFCB)	0.750%	04/18/18	$747,018
2,500,000	Federal Home Loan Bank (FHLB)	0.875	06/29/18	2,489,517
2,400,000	FHLB	1.875	03/13/20	2,417,710
1,500,000	Federal Home Loan Mortgage Corp (FHLMC)	0.875	03/07/18	1,496,103
2,300,000	FHLMC	1.250	08/01/19	2,290,913
1,050,000	Federal National Mortgage Association (FNMA)	0.875	08/02/19	1,037,420
3,500,000	FNMA	1.750	11/26/19	3,519,565
300,000	Private Export Funding Corp (PEFCO)	1.450	08/15/19	299,189
200,000	Ukraine Government AID Bonds	1.847	05/29/20	200,099
	TOTAL AGENCY SECURITIES			14,497,534

FOREIGN GOVERNMENT BONDS - 8.5%
100,000	African Development Bank	0.750	11/03/17	99,812
100,000	African Development Bank	1.625	10/02/18	100,202
200,000	African Development Bank	1.000	11/02/18	198,796
200,000	African Development Bank	1.875	03/16/20	200,890
200,000	Asian Development Bank	0.875	10/05/18	198,642
100,000	Asian Development Bank	1.375	01/15/19	99,850
400,000	Asian Development Bank	1.875	04/12/19	402,563
300,000	Asian Development Bank	1.750	01/10/20	300,853
500,000	Asian Development Bank	1.375	03/23/20	496,618
200,000	Canada Government International Bond	1.625	02/27/19	200,659
200,000	Colombia Government International Bond	7.375	03/18/19	217,800
100,000	Corp Andina de Fomento	2.000	05/10/19	100,284
300,000	Council Of Europe Development Bank	1.000	02/04/19	297,367
100,000	Council Of Europe Development Bank	1.500	05/17/19	99,890
600,000	European Bank for Reconstruction & Development	1.750	11/26/19	601,271
1,350,000	European Investment Bank	1.125	09/15/17	1,349,525
500,000	European Investment Bank	1.000	06/15/18	498,143
600,000	European Investment Bank	1.250	05/15/19	596,662
200,000	European Investment Bank	1.625	08/14/20	198,861
50,000	Export Development Canada	0.750	12/15/17	49,885
100,000	Export Development Canada	1.000	11/01/18	99,409
100,000	Export Development Canada	1.250	12/10/18	99,714
100,000	Export Development Canada	1.250	02/04/19	99,594
100,000	Export Development Canada	1.625	01/17/20	99,947
100,000	Export Development Canada	1.625	06/01/20	99,707
200,000	Export-Import Bank of Korea	1.750	05/26/19	198,660
200,000	FMS Wertmanagement AoeR	1.000	08/16/19	197,397
350,000	FMS Wertmanagement AoeR	1.750	01/24/20	350,352
100,000	Hungary Government International Bond	4.000	03/25/19	103,268
100,000	Inter-American Development Bank	1.125	08/28/18	99,649
100,000	Inter-American Development Bank	1.000	05/13/19	98,940
500,000	Inter-American Development Bank	1.750	10/15/19	501,017
636,000	Inter-American Development Bank	1.375	07/15/20	628,134
226

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	International Bank for Reconstruction & Development	1.000%	10/05/18	$99,445
600,000	International Bank for Reconstruction & Development	1.250	07/26/19	596,532
500,000	International Bank for Reconstruction & Development	1.875	10/07/19	502,817
1,200,000	International Bank for Reconstruction & Development	1.875	04/21/20	1,205,528
75,000	International Finance Corp	1.250	11/27/18	74,801
500,000	International Finance Corp	1.750	03/30/20	500,657
200,000	Israel Government International Bond	5.125	03/26/19	211,722
400,000	Japan Bank for International Cooperation	2.250	02/24/20	401,702
100,000	Japan Bank for International Cooperation	2.125	06/01/20	100,000
1,450,000	KFW	0.875	09/05/17	1,449,345
100,000	KFW	1.500	02/06/19	100,002
1,000,000	KFW	1.000	07/15/19	989,313
900,000	KFW	1.875	06/30/20	902,622
350,000	Kreditanstalt fuer Wiederaufbau	1.750	03/31/20	350,263
300,000	Landwirtschaftliche Rentenbank	1.375	10/23/19	298,265
300,000	Mexico Government International Bond	3.500	01/21/21	312,150
500,000	Nordic Investment Bank	2.250	09/30/21	505,330
200,000	Poland Government International Bond	6.375	07/15/19	217,418
200,000	Province of Alberta Canada	1.900	12/06/19	200,475
300,000	Province of Ontario Canada	1.650	09/27/19	299,139
1,200,000	Province of Ontario Canada	4.400	04/14/20	1,279,715
200,000	Republic of Korea	7.125	04/16/19	217,720
200,000	Republic of the Philippines	6.500	01/20/20	222,852
100,000	Svensk Exportkredit AB	1.250	04/12/19	99,343
200,000	Svensk Exportkredit AB	1.750	05/18/20	199,679
	TOTAL FOREIGN GOVERNMENT BONDS			20,321,196

MUNICIPAL BONDS - 0.0%
100,000	Florida State Board of Administration Finance Corp	2.163	07/01/19	100,567
	TOTAL MUNICIPAL BONDS			100,567

U.S. TREASURY SECURITIES - 60.3%
1,700,000	United States Treasury Note	0.875	10/15/18	1,690,172
6,000,000	United States Treasury Note	0.750	10/31/18	5,953,830
2,800,000	United States Treasury Note	1.250	11/15/18	2,796,391
5,950,000	United States Treasury Note	1.000	11/30/18	5,921,178
3,000,000	United States Treasury Note	1.250	12/15/18	2,995,548
28,100,000	United States Treasury Note	1.250	12/31/18	28,054,984
2,400,000	United States Treasury Note	0.750	02/15/19	2,376,845
7,700,000	United States Treasury Note	1.125	02/28/19	7,671,125
2,750,000	United States Treasury Note	1.000	03/15/19	2,732,920
2,700,000	United States Treasury Note	1.250	03/31/19	2,694,306
3,700,000	United States Treasury Note	0.875	04/15/19	3,667,769
5,100,000	United States Treasury Note	1.250	04/30/19	5,087,648
4,000,000	United States Treasury Note	0.875	05/15/19	3,963,124
3,000,000	United States Treasury Note	0.875	06/15/19	2,970,819
19,500,000	United States Treasury Note	1.250	06/30/19	19,447,447
4,900,000	United States Treasury Note	0.750	08/15/19	4,833,772
3,300,000	United States Treasury Note	0.875	09/15/19	3,261,199
2,000,000	United States Treasury Note	1.000	10/15/19	1,981,172
5,500,000	United States Treasury Note	1.000	11/15/19	5,441,991
3,700,000	United States Treasury Note	1.375	12/15/19	3,692,052
6,700,000	United States Treasury Note	1.375	01/15/20	6,682,989
227

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$13,700,000	United States Treasury Note	1.625%	03/15/20	$13,742,278
3,500,000	United States Treasury Note	1.500	04/15/20	3,497,403
4,400,000	United States Treasury Note	1.500	05/15/20	4,394,843
	TOTAL U.S. TREASURY SECURITIES			145,551,805

	TOTAL GOVERNMENT BONDS			180,471,102
	(Cost $181,001,407)

	TOTAL BONDS			238,897,187
	(Cost $239,443,224)

SHORT-TERM INVESTMENTS - 1.1%
GOVERNMENT AGENCY DEBT - 1.1%
2,750,000	Federal Home Loan Bank (FHLB)	0.650	07/03/17	2,750,000
	TOTAL GOVERNMENT AGENCY DEBT			2,750,000

	TOTAL SHORT-TERM INVESTMENTS			2,750,000
	(Cost $2,749,901)

	TOTAL INVESTMENTS - 100.1%			241,647,187
	(Cost $242,193,125)
	OTHER ASSETS & LIABILITIES, NET - (0.1)%			(277,848)
	NET ASSETS - 100.0%			$241,369,339

Abbreviation(s):
REIT	Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2017, the aggregate value of these securities was $900,350 or 0.4% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
228

TIAA-CREF FUNDS - Social Choice Bond Fund

TIAA-CREF FUNDS

SOCIAL CHOICE BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2017

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 0.9%

CAPITAL GOODS - 0.1%
$937,572	i	Manitowoc Foodservice, Inc	4.226%	03/03/23	$945,776
		TOTAL CAPITAL GOODS			945,776

MEDIA - 0.3%
2,661,412	i	Charter Communications Operating LLC	3.230	01/14/22	2,667,081
1,308,438	i	Charter Communications Operating LLC	3.480	01/15/24	1,312,611
		TOTAL MEDIA			3,979,692

TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
4,962,500	i	MTS Systems Corp	5.330	07/05/23	4,999,719
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			4,999,719

UTILITIES - 0.1%
1,844,540	i	Terra-Gen Finance Co LLC	5.480	12/09/21	1,696,976
		TOTAL UTILITIES			1,696,976

		TOTAL BANK LOAN OBLIGATIONS			11,622,163
		(Cost $11,636,125)

BONDS - 97.2%

CORPORATE BONDS - 32.7%

AUTOMOBILES & COMPONENTS - 0.7%
1,300,000	g	Adient Global Holdings Ltd	4.875	08/15/26	1,303,250
2,125,000		Ford Motor Co	4.346	12/08/26	2,188,457
5,500,000		Ford Motor Co	4.750	01/15/43	5,315,777
		TOTAL AUTOMOBILES & COMPONENTS			8,807,484

BANKS - 6.2%
5,000,000		Bank of America Corp	1.950	05/12/18	5,005,335
6,200,000		Bank of America Corp	2.151	11/09/20	6,171,393
3,000,000	g	Bank of Montreal	2.500	01/11/22	3,018,621
1,000,000		Bank of Nova Scotia	2.125	09/11/19	1,002,802
3,000,000	g	Bank of Nova Scotia	1.875	09/20/21	2,935,053
5,000,000	i	Citizens Bank NA	1.750	03/02/20	5,004,015
1,125,000		Citizens Financial Group, Inc	2.375	07/28/21	1,115,162
250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	261,071
2,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.375	08/04/25	2,097,516
1,850,000		Cooperatieve Rabobank UA	2.750	01/10/22	1,877,935
3,037,000		Cooperatieve Rabobank UA	3.750	07/21/26	3,036,806
3,300,000		Discover Bank	3.450	07/27/26	3,192,064
4,435,000	g	ING Bank NV	2.000	11/26/18	4,438,810
229

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000	g	Intesa Sanpaolo S.p.A	5.017%	06/26/24	$507,117
2,500,000	g	Intesa Sanpaolo S.p.A	5.710	01/15/26	2,639,822
2,100,000		KeyBank NA	2.350	03/08/19	2,113,703
4,500,000		KeyBank NA	3.300	06/01/25	4,568,098
1,850,000	i	Manufacturers & Traders Trust Co	1.456	07/25/17	1,850,222
1,000,000		Manufacturers & Traders Trust Co	2.900	02/06/25	991,045
5,275,000		Mitsubishi UFJ Financial Group, Inc	2.527	09/13/23	5,166,678
2,310,000		People’s United Bank	4.000	07/15/24	2,330,621
2,088,000		People’s United Financial, Inc	3.650	12/06/22	2,131,654
2,000,000		Royal Bank of Canada	1.875	02/05/20	1,989,212
3,000,000		Royal Bank of Canada	2.100	10/14/20	2,994,870
500,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	498,870
2,500,000		SVB Financial Group	3.500	01/29/25	2,454,040
2,500,000		Toronto-Dominion Bank	1.450	08/13/19	2,478,255
3,000,000	g	Toronto-Dominion Bank	1.950	04/02/20	2,985,858
2,500,000		Toronto-Dominion Bank	1.800	07/13/21	2,448,808
3,000,000	g	Westpac Banking Corp	2.100	02/25/21	2,984,691
		TOTAL BANKS			80,290,147

CAPITAL GOODS - 1.4%
500,000		Air Lease Corp	3.875	04/01/21	521,517
1,000,000		Air Lease Corp	4.250	09/15/24	1,048,912
1,150,000		Anixter, Inc	5.500	03/01/23	1,229,062
3,000,000		CNH Industrial Capital LLC	3.875	10/15/21	3,078,750
3,750,000	g	LafargeHolcim Finance US LLC	4.750	09/22/46	3,906,270
1,000,000		Parker-Hannifin Corp	4.200	11/21/34	1,065,165
250,000		Pentair Finance S.A.	1.875	09/15/17	250,099
500,000		Pentair Finance S.A.	2.650	12/01/19	503,812
500,000		Rockwell Collins, Inc	3.700	12/15/23	520,300
5,650,000		WW Grainger, Inc	4.200	05/15/47	5,832,907
		TOTAL CAPITAL GOODS			17,956,794

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
2,200,000		Waste Management, Inc	3.900	03/01/35	2,273,654
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			2,273,654

CONSUMER SERVICES - 0.9%
3,540,000		Henry J Kaiser Family Foundation	3.356	12/01/25	3,478,057
2,000,000		Metropolitan Museum of Art	3.400	07/01/45	1,911,628
3,350,000		New York Public Library Astor Lenox & Tilden Foundations	4.305	07/01/45	3,445,291
100,000		Salvation Army	5.637	09/01/26	109,641
3,000,000		Starbucks Corp	2.450	06/15/26	2,893,680
		TOTAL CONSUMER SERVICES			11,838,297

DIVERSIFIED FINANCIALS - 3.1%
2,125,000	i	Bank of New York Mellon Corp	2.661	05/16/23	2,129,775
1,000,000	g	EDP Finance BV	4.125	01/15/20	1,033,584
500,000	g	EDP Finance BV	5.250	01/14/21	536,588
5,625,000	g	EDP Finance BV	3.625	07/15/24	5,582,475
5,250,000		Ford Foundation	3.859	06/01/47	5,454,220
500,000		Ford Motor Credit Co LLC	2.375	01/16/18	501,584
2,500,000		Ford Motor Credit Co LLC	2.943	01/08/19	2,532,207
230

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	i	Ford Motor Credit Co LLC	2.104%	11/04/19	$1,004,940
1,000,000		Ford Motor Credit Co LLC	3.219	01/09/22	1,008,784
5,250,000		Morgan Stanley	2.200	12/07/18	5,276,318
1,000,000		Northern Trust Corp	3.375	08/23/21	1,042,322
250,000	g	RCI Banque S.A.	3.500	04/03/18	252,908
5,000,000		Reinvestment Fund, Inc	3.513	11/01/25	5,035,000
5,000,000	i	State Street Corp	2.653	05/15/23	5,014,600
3,250,000		Unilever Capital Corp	2.000	07/28/26	2,990,988
		TOTAL DIVERSIFIED FINANCIALS			39,396,293

ENERGY - 1.9%
2,880,000		Apache Corp	3.250	04/15/22	2,921,676
5,000,000	g	Cenovus Energy, Inc	5.250	06/15/37	4,674,525
1,500,000		Cimarex Energy Co	3.900	05/15/27	1,508,369
1,000,000		EOG Resources, Inc	3.900	04/01/35	970,895
2,000,000		National Oilwell Varco, Inc	1.350	12/01/17	1,997,336
7,000,000		National Oilwell Varco, Inc	3.950	12/01/42	5,782,665
1,100,000	g,i	Phillips 66	1.886	04/15/20	1,102,212
1,000,000	i	Statoil ASA	1.380	11/09/17	1,000,637
500,000		Statoil ASA	3.150	01/23/22	513,877
1,000,000		Statoil ASA	2.450	01/17/23	990,527
500,000		Statoil ASA	2.650	01/15/24	493,583
3,000,000		Statoil ASA	3.950	05/15/43	2,940,129
		TOTAL ENERGY			24,896,431

HEALTH CARE EQUIPMENT & SERVICES - 1.5%
5,000,000	i	Becton Dickinson and Co	2.253	06/06/22	5,011,395
7,250,000		Becton Dickinson and Co	3.363	06/06/24	7,264,036
4,250,000		Becton Dickinson and Co	4.669	06/06/47	4,377,623
500,000		Laboratory Corp of America Holdings	2.500	11/01/18	503,987
1,000,000		Laboratory Corp of America Holdings	2.625	02/01/20	1,008,167
1,000,000		Laboratory Corp of America Holdings	3.200	02/01/22	1,020,455
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			19,185,663

INSURANCE - 1.1%
2,000,000	g,i	Cranberry RE Ltd	3.048	07/13/20	1,997,400
3,000,000	g	Five Corners Funding Trust	4.419	11/15/23	3,221,211
1,750,000		Progressive Corp	3.700	01/26/45	1,704,831
2,000,000	i	Prudential Financial, Inc	5.375	05/15/45	2,165,000
3,950,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	3,965,879
1,000,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	1,029,624
		TOTAL INSURANCE			14,083,945

MATERIALS - 1.6%
2,000,000		Agrium, Inc	3.500	06/01/23	2,052,980
1,000,000		Agrium, Inc	5.250	01/15/45	1,136,774
1,000,000	h	Commercial Metals Co	5.375	07/15/27	1,018,750
4,500,000		Fibria Overseas Finance Ltd	5.500	01/17/27	4,594,050
2,000,000		International Paper Co	5.000	09/15/35	2,189,618
1,184,000		International Paper Co	4.800	06/15/44	1,265,531
5,000,000	g	Inversiones CMPC S.A.	4.375	04/04/27	5,081,941
2,500,000	g	Sealed Air Corp	5.500	09/15/25	2,731,250
		TOTAL MATERIALS			20,070,894
231

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
MEDIA - 1.0%
$3,000,000		Charter Communications Operating LLC	3.579%	07/23/20	$3,099,888
3,000,000		Charter Communications Operating LLC	4.464	07/23/22	3,196,044
5,000,000	i	Walt Disney Co	1.608	03/04/22	5,024,985
1,500,000		Walt Disney Co	2.450	03/04/22	1,511,309
		TOTAL MEDIA			12,832,226

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
500,000		Bristol-Myers Squibb Co	3.250	08/01/42	452,647
1,150,000		Zoetis, Inc	3.450	11/13/20	1,189,207
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,641,854

REAL ESTATE - 1.6%
4,500,000		Brixmor Operating Partnership LP	3.650	06/15/24	4,425,926
3,525,000		Brixmor Operating Partnership LP	3.850	02/01/25	3,479,023
3,000,000		Kimco Realty Corp	6.875	10/01/19	3,303,474
3,557,000		Mid-America Apartments LP	4.000	11/15/25	3,681,232
5,000,000		Regency Centers LP	3.750	06/15/24	5,103,885
450,000		Washington REIT	4.950	10/01/20	474,883
		TOTAL REAL ESTATE			20,468,423

TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
5,000,000		Apple, Inc	2.850	02/23/23	5,086,050
5,000,000		Apple, Inc	3.000	06/20/27	4,975,450
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			10,061,500

TELECOMMUNICATION SERVICES - 1.4%
500,000		CenturyLink, Inc	6.750	12/01/23	538,440
3,105,000	g	Verizon Communications, Inc	2.946	03/15/22	3,126,232
5,000,000	i	Verizon Communications, Inc	2.250	03/16/22	5,058,705
3,000,000		Verizon Communications, Inc	2.625	08/15/26	2,766,372
6,125,000		Verizon Communications, Inc	5.250	03/16/37	6,591,584
		TOTAL TELECOMMUNICATION SERVICES			18,081,333

TRANSPORTATION - 4.1%
2,000,000	i	Canadian National Railway Co	1.352	11/14/17	2,000,688
2,450,000		CSX Corp	4.250	11/01/66	2,419,468
2,113,670		Delta Air Lines	4.250	07/30/23	2,171,796
2,921,450		Delta Air Lines	3.625	07/30/27	3,009,093
4,475,000		Delta Air Lines, Inc	2.875	03/13/20	4,533,195
5,925,000		Delta Air Lines, Inc	3.625	03/15/22	6,081,877
3,800,000	g	Hertz Corp	7.625	06/01/22	3,790,880
2,500,000		Kansas City Southern	4.300	05/15/43	2,468,097
2,500,000		Kansas City Southern	4.950	08/15/45	2,729,940
2,050,000	g	Mexico City Airport Trust	4.250	10/31/26	2,101,803
5,000,000	g	Mexico City Airport Trust	5.500	10/31/46	5,087,500
1,027,391		Spirit Airlines, Inc	4.100	04/01/28	1,068,487
6,068,661		Union Pacific Railroad Co	3.227	05/14/26	6,149,132
4,190,980		Union Pacific Railroad Co	2.695	05/12/27	4,105,065
5,000,000	i	United Parcel Service, Inc	1.560	05/16/22	5,017,000
		TOTAL TRANSPORTATION			52,734,021
232

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
UTILITIES - 5.1%
$950,000	g	APT Pipelines Ltd	4.250%	07/15/27	$972,642
2,500,000	g	Colorado Interstate Gas Co LLC	4.150	08/15/26	2,480,915
3,976,144	g	Continental Wind LLC	6.000	02/28/33	4,181,889
3,000,000	g	Electricite de France S.A.	3.625	10/13/25	3,069,000
1,700,000		Fortis, Inc	2.100	10/04/21	1,664,887
2,900,000		Fortis, Inc	3.055	10/04/26	2,798,773
3,000,000		Georgia Power Co	3.250	04/01/26	2,992,785
1,043,680	g	Harper Lake Solar Funding Corp	7.645	12/31/18	1,080,208
5,248,000		NorthWestern Corp	4.176	11/15/44	5,359,478
5,000,000	g	Pattern Energy Group, Inc	5.875	02/01/24	5,262,500
1,000,000		Public Service Co of New Hampshire	3.500	11/01/23	1,044,080
2,500,008		San Diego Gas & Electric Co	1.914	02/01/22	2,472,558
1,000,000		Sempra Energy	2.875	10/01/22	1,002,343
2,894,671	g	Solar Star Funding LLC	3.950	06/30/35	2,789,763
4,876,194	g	Solar Star Funding LLC	5.375	06/30/35	5,273,052
2,825,000		Southern Power Co	1.850	12/01/17	2,827,514
2,000,000		Southern Power Co	1.950	12/15/19	1,992,640
2,000,000		Southern Power Co	2.500	12/15/21	1,981,584
5,065,000		Southern Power Co	4.150	12/01/25	5,289,861
1,500,000	g,i	TerraForm Power Operating LLC (Step Bond)	6.375	02/01/23	1,560,000
2,718,087	g	Topaz Solar Farms LLC	4.875	09/30/39	2,818,618
229,425	g	Topaz Solar Farms LLC	5.750	09/30/39	254,574
5,000,000		Westar Energy, Inc	2.550	07/01/26	4,823,470
1,000,000		WGL Holdings, Inc	2.250	11/01/19	995,638
		TOTAL UTILITIES			64,988,772

		TOTAL CORPORATE BONDS			419,607,731
		(Cost $415,895,904)

GOVERNMENT BONDS - 51.0%

AGENCY SECURITIES - 9.0%
806,502		Ethiopian Leasing LLC	2.566	8/14/2026	808,110
689,012		Export Lease Ten Co LLC	1.650	5/7/2025	670,099
500,000		Federal Home Loan Mortgage Corp (FHLMC)	1.000	9/29/2017	499,887
3,000,000		Federal National Mortgage Association (FNMA)	1.625	1/21/2020	3,007,743
1,000,000		FNMA	2.625	9/6/2024	1,026,057
3,436,239	g	Genesis Solar Pass Through Trust	3.875	2/15/1938	3,708,046
1,375,000	j	Government Trust Certificate	0.000	4/1/2021	1,269,087
1,694,000		Hashemite Kingdom of Jordan Government AID Bond	2.578	6/30/2022	1,734,754
2,000,000		Hashemite Kingdom of Jordan Government AID Bond	1.945	6/23/2019	2,015,658
730,000	g	Hospital for Special Surgery	3.500	1/1/2023	748,283
2,080,000	i	Housing and Urban Development Corp Ltd	1.467	9/15/1930	2,075,214
3,176,000		HUD	1.540	8/1/2017	3,177,213
3,000,000		HUD	2.910	8/1/2017	3,005,370
446,000		HUD	5.300	8/1/2017	447,002
122,000		HUD	1.330	8/1/2018	121,959
1,000,000		HUD	1.770	8/1/2018	1,004,319
4,050,000		HUD	3.120	8/1/2018	4,126,023
2,600,000		HUD	4.620	8/1/2018	2,689,385
233

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$510,000		HUD	2.050%	8/1/2019	$512,310
450,000		HUD	4.870	8/1/2019	477,761
3,663,000		HUD	1.980	8/1/2020	3,688,348
410,000		HUD	2.450	8/1/2020	418,772
150,000		HUD	3.430	8/1/2020	157,603
1,361,000		HUD	2.450	8/1/2022	1,383,254
500,000		HUD	2.910	8/1/2023	511,419
1,300,000		HUD	5.380	8/1/2027	1,353,488
3,000,000		Iraq Government AID Bond	2.149	1/18/2022	2,997,348
812,500		Mexican Aircraft Finance V LLC	2.329	1/14/2027	808,760
2,760,000		Montefiore Medical Center	2.152	10/20/2026	2,644,157
2,099,122		MSN 41079 and 41084 Ltd	1.631	12/14/2024	2,043,675
9,100,000		NCUA Guaranteed Notes	3.000	6/12/2019	9,371,180
6,750,000		NCUA Guaranteed Notes	3.450	6/12/2021	7,094,704
2,690,000		New York Society for the Relief of the Ruptured & Crippled	2.881	12/20/1931	2,619,016
775,000	j	Overseas Private Investment Corp (OPIC)	0.000	11/11/2017	784,157
3,000,000	j	OPIC	0.000	11/13/2017	3,009,114
3,000,000	j	OPIC	0.000	2/11/2018	3,019,686
1,000,000	j	OPIC	0.000	11/15/2019	1,055,352
2,298,909		OPIC	2.040	12/15/2026	2,283,380
1,992,615		OPIC	2.740	9/15/2029	1,963,156
2,988,922		OPIC	3.220	9/15/2029	3,004,438
996,307		OPIC	3.280	9/15/2029	1,017,752
834,000		OPIC	4.140	5/15/1930	902,410
191,178		OPIC	3.540	6/15/1930	200,235
201,493		OPIC	3.370	12/15/1930	208,741
466,551		OPIC	3.820	12/20/1932	490,539
233,275		OPIC	3.938	12/20/1932	247,491
938,969		OPIC	3.330	5/15/1933	950,569
945,649		OPIC	3.160	6/1/1933	943,774
1,228,355		OPIC	2.810	7/31/1933	1,193,706
982,684		OPIC	2.940	7/31/1933	964,876
1,474,026		OPIC	3.250	7/31/1933	1,482,769
2,000,000		Private Export Funding Corp (PEFCO)	2.300	9/15/2020	2,022,834
1,000,000		PEFCO	3.550	1/15/2024	1,069,592
1,000,000		PEFCO	3.250	6/15/2025	1,041,604
1,262,245		Tagua Leasing LLC	1.900	7/12/2024	1,245,391
4,540,439		Tagua Leasing LLC	1.581	11/16/2024	4,415,414
1,459,427		Tortola Leasing LLC	1.581	11/16/2024	1,419,240
2,700,000		Ukraine Government AID Bonds	1.847	5/29/2020	2,701,331
5,000,000		Ukraine Government AID Bonds	1.471	9/29/2021	4,882,790
215,000		UNM Sandoval Regional Medical Center	4.500	7/20/1936	224,552
3,871,000		US Department of Housing and Urban Development (HUD)	0.930	8/1/2017	3,871,232
		TOTAL AGENCY SECURITIES			114,832,129

FOREIGN GOVERNMENT BONDS - 8.6%
1,000,000		African Development Bank	2.375	09/23/21	1,015,969
2,000,000		Asian Development Bank	2.125	03/19/25	1,962,344
3,000,000		Canada Government International Bond	1.125	03/19/18	2,995,617
165,029	g	Carpintero Finance Ltd	2.004	09/18/24	163,049
2,750,000		Council Of Europe Development Bank	1.000	02/04/19	2,725,869
2,895,000		European Bank for Reconstruction & Development	1.625	04/10/18	2,891,477
5,000,000		European Bank for Reconstruction & Development	0.875	07/22/19	4,913,120
234

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,225,000		European Investment Bank	2.000%	03/15/21	$2,231,562
5,000,000		European Investment Bank	2.375	05/24/27	4,940,965
3,000,000		Export Development Canada	1.250	12/10/18	2,991,405
1,000,000		Export Development Canada	1.625	12/03/19	1,000,605
1,350,000		Export-Import Bank of Korea	1.750	02/27/18	1,348,636
5,000,000		Inter-American Development Bank	1.185	07/09/18	4,953,215
1,000,000		Inter-American Development Bank	1.500	09/25/18	1,000,405
1,080,000		International Bank for Reconstruction & Development	0.625	07/12/17	1,079,701
5,000,000		International Finance Corp	1.750	03/30/20	5,006,570
5,000,000		International Finance Corp	1.546	11/04/21	4,837,360
2,500,000		International Finance Corp	2.125	04/07/26	2,435,950
5,000,000	i	Japan Bank for International Cooperation	1.682	06/01/20	4,996,390
2,500,000		Japan Bank for International Cooperation	1.875	04/20/21	2,459,475
3,000,000	g	Japan Finance Organization for Municipalities	2.125	04/13/21	2,955,420
3,000,000		KFW	1.000	01/26/18	2,995,131
1,000,000		KFW	1.750	10/15/19	1,003,018
3,000,000		KFW	1.500	04/20/20	2,982,060
3,000,000		KFW	1.875	11/30/20	3,001,269
3,050,000	g	Kommunalbanken AS.	1.375	10/26/20	3,002,935
2,000,000	g	Kommunalbanken AS.	2.125	02/11/25	1,954,880
4,000,000	g	Kommuninvest I Sverige AB	1.500	04/23/19	3,986,660
5,000,000	h,i	Korea Development Bank	2.024	07/06/22	4,996,440
5,000,000		Kreditanstalt fuer Wiederaufbau	2.000	11/30/21	5,002,385
2,875,000	g	Nacional Financiera SNC	3.375	11/05/20	2,957,656
5,000,000	g	Nederlandse Waterschapsbank NV	2.375	03/24/26	4,917,920
5,570,000		North American Development Bank	2.300	10/10/18	5,605,225
3,100,000		North American Development Bank	4.375	02/11/20	3,276,337
500,000		Province of Manitoba Canada	3.050	05/14/24	516,314
250,000		Province of Ontario Canada	1.200	02/14/18	249,633
5,000,000		Province of Quebec Canada	2.750	04/12/27	4,978,540
		TOTAL FOREIGN GOVERNMENT BONDS			110,331,507

MORTGAGE BACKED - 12.1%
1,967,981		Federal Home Loan Mortgage Corp (FHLMC)	3.500	08/15/42	2,034,805
2,113,748		FHLMC	3.500	08/15/43	2,211,141
1,880,625		FHLMC	3.500	07/15/46	359,470
785,701		Federal Home Loan Mortgage Corp Gold (FGLMC)	3.500	03/01/27	818,797
403,768		FGLMC	3.500	04/01/45	417,533
2,229,948		FGLMC	3.500	10/01/45	2,304,481
2,941,344		FGLMC	4.000	12/01/45	3,124,694
3,099,530		FGLMC	3.500	08/01/46	3,203,010
169,082		Federal National Mortgage Association (FNMA)	3.500	11/01/25	176,192
5,000,000	i	FNMA	2.877	02/25/27	4,972,279
1,137,046		FNMA	2.500	07/01/31	1,144,304
46,165		FNMA	2.500	07/01/31	46,459
272,762		FNMA	2.500	08/01/31	274,505
64,867		FNMA	2.500	11/01/31	65,282
21,997		FNMA	2.500	11/01/31	22,138
134,696		FNMA	2.500	12/01/31	135,558
62,199		FNMA	2.500	12/01/31	62,597
169,938		FNMA	2.500	12/01/31	171,024
1,943,044		FNMA	3.500	02/01/32	2,025,270
2,560,000		FNMA	3.000	07/01/32	2,628,894
235

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,029,720		FNMA	3.500%	07/01/32	$2,116,009
2,000,000	h	FNMA	2.500	07/25/32	2,010,000
3,000,000	h	FNMA	2.500	08/25/32	3,011,548
4,000,000	h	FNMA	3.000	08/25/32	4,100,625
269,945		FNMA	5.000	10/01/33	296,114
285,017		FNMA	5.500	01/01/38	319,166
321,957		FNMA	5.500	11/01/38	372,242
672,005		FNMA	4.500	08/01/39	732,225
456,386		FNMA	4.500	10/01/39	498,389
407,099		FNMA	4.500	04/01/40	443,723
120,263		FNMA	5.500	04/01/40	133,525
213,359		FNMA	5.500	07/01/40	239,108
945,214		FNMA	5.000	09/01/40	1,032,737
114,381		FNMA	6.000	10/01/40	130,357
128,333		FNMA	4.500	01/01/41	139,320
1,160,542		FNMA	5.000	04/01/41	1,283,718
66,937		FNMA	4.500	06/01/42	72,303
526,933		FNMA	3.000	06/25/42	536,430
682,791		FNMA	4.500	08/01/42	740,690
965,863		FNMA	3.500	11/25/42	190,818
674,424		FNMA	4.500	10/01/43	731,954
728,319		FNMA	4.500	06/01/44	793,193
151,508		FNMA	4.500	06/01/44	164,945
351,951		FNMA	4.500	08/01/44	383,424
655,381		FNMA	4.500	11/01/44	714,038
1,638,862		FNMA	4.000	12/01/44	1,744,774
892,207		FNMA	4.000	01/01/45	950,153
834,799		FNMA	4.500	03/01/45	913,998
2,656,775		FNMA	4.000	07/01/45	2,821,068
3,251,210		FNMA	4.000	09/01/45	3,461,459
1,878,216		FNMA	3.500	01/01/46	1,939,279
419,340		FNMA	4.000	01/01/46	445,010
2,882,544		FNMA	3.500	06/01/46	2,976,582
187,708		FNMA	3.500	10/25/46	41,770
5,342,006		FNMA	3.000	11/01/46	5,337,425
5,813,913		FNMA	3.000	12/01/46	5,808,928
4,897,633	h	FNMA	3.500	12/01/46	5,031,815
7,888,687		FNMA	3.000	01/01/47	7,881,922
12,992,408	h	FNMA	3.500	01/01/47	13,348,366
1,964,019	h	FNMA	4.000	03/01/47	2,065,209
2,994,400	h	FNMA	3.000	06/01/47	2,991,832
5,699,682		FNMA	4.000	07/01/47	5,993,342
8,000,000	h	FNMA	4.500	07/01/47	8,594,749
2,000,000	h	FNMA	4.000	07/25/47	2,102,031
1,000,000	h	FNMA	4.500	07/25/47	1,072,421
3,000,000	h	FNMA	3.500	08/25/47	3,074,910
3,000,000	h	FNMA	4.000	08/25/47	3,147,598
828,913		Government National Mortgage Association (GNMA)	2.690	06/15/33	816,893
92,188		GNMA	5.000	10/20/39	100,210
97,293		GNMA	5.000	06/20/42	105,773
1,273,521		GNMA	3.500	10/20/42	242,193
348,887		GNMA	3.500	07/15/43	363,967
737,153		GNMA	3.500	09/20/44	766,594
236

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,594,452		GNMA	3.500%	11/20/46	$320,014
8,971,976		GNMA	3.000	05/20/47	9,071,193
3,991,379		GNMA	3.500	05/20/47	4,137,616
6,970,000	h	GNMA	3.500	06/20/47	7,225,369
2,000,000		GNMA	4.000	06/20/47	2,111,290
1,000,000	h	GNMA	3.500	07/20/47	1,035,547
		TOTAL MORTGAGE BACKED			155,426,334

MUNICIPAL BONDS - 13.6%
2,070,000		American Municipal Power, Inc	5.514	02/15/21	2,225,623
3,000,000		Antelope Valley-East Kern Water Agency Financing Authority	4.326	06/01/36	3,020,490
2,000,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	2,009,300
1,000,000		California Earthquake Authority	2.805	07/01/19	1,005,160
2,000,000		California Housing Finance Agency	2.966	08/01/22	2,024,580
250,000	g	California Pollution Control Financing Authority	5.000	07/01/27	250,375
500,000	g	California Pollution Control Financing Authority	5.000	07/01/37	500,520
5,500,000	g	California Pollution Control Financing Authority	5.000	11/21/45	5,505,335
500,000		Chelan County Public Utility District No	3.603	07/01/21	526,445
2,000,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	2,444,300
1,580,000		City & County of Honolulu HI	1.506	10/01/20	1,550,675
950,000		City & County of Honolulu HI	2.141	10/01/23	936,510
1,000,000		City & County of Honolulu HI	2.368	10/01/24	976,660
5,835,000		City & County of San Francisco CA	3.900	04/01/42	5,763,521
3,000,000		City of Austin TX Water & Wastewater System Revenue	2.133	11/15/19	3,020,580
3,000,000		City of Chicago IL	7.750	01/01/42	3,057,690
2,000,000		City of Cincinnati OH Water System Revenue	2.568	12/01/21	2,041,460
2,000,000		City of Florence SC	4.250	12/01/34	1,983,100
250,000		City of Houston TX Utility System Revenue	2.563	05/15/20	254,392
3,075,000		City of Norfolk VA	3.000	10/01/35	2,838,717
2,000,000		City of San Angelo TX Water & Sewer Revenue	4.401	02/15/46	2,021,980
3,955,000		City of San Francisco CA Public Utilities Commission Water Revenue	2.400	11/01/22	3,968,605
5,000,000		City of San Francisco CA Public Utilities Commission Water Revenue	4.185	11/01/46	5,083,050
1,140,000		City of San Juan Capistrano CA	4.090	08/01/36	1,174,291
885,000		City of San Juan Capistrano CA	4.190	08/01/40	910,293
345,000		Commonwealth Financing Authority	2.428	06/01/20	346,373
355,000		Commonwealth Financing Authority	2.675	06/01/21	357,875
5,000,000		Commonwealth of Massachusetts	3.277	06/01/46	4,709,500
1,415,000		County of Miami-Dade FL Aviation Revenue	1.183	10/01/18	1,408,137
1,500,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,457,790
1,085,000		District of Columbia Water & Sewer Authority	4.814	10/01/14	1,150,143
2,250,000		Florida Department of Environmental Protection	5.456	07/01/19	2,416,612
3,000,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	3,017,010
500,000	j	Garden State Preservation Trust	0.000	11/01/22	437,410
100,000		Guadalupe-Blanco River Authority Industrial Development Corp	1.909	04/15/18	100,167
1,790,000		Honolulu City & County Board of Water Supply	3.760	07/01/30	1,817,476
3,000,000		Imperial Irrigation District Electric System Revenue	4.500	11/01/40	3,113,100
2,000,000		Kern County Water Agency Improvement District No 4	4.276	05/01/36	2,052,660
1,000,000		Lavaca-Navidad River Authority	4.430	08/01/35	1,022,110
237

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,720,000		Maryland Community Development Administration Housing Revenue	3.797%	03/01/39	$3,582,434
3,000,000		Massachusetts St. Water Pollution Abatement	5.192	08/01/40	3,468,900
2,575,000		Metropolitan Council	1.200	09/01/17	2,574,871
3,025,000		Metropolitan Council	1.550	09/01/19	3,011,660
500,000		Michigan Finance Authority	5.000	07/01/22	564,005
4,000,000		Michigan Finance Authority	3.610	11/01/32	3,855,960
1,920,000		Midpeninsula Regional Open Space District	0.730	09/01/17	1,918,502
2,115,000		New York State Environmental Facilities Corp	3.420	07/15/26	2,176,272
250,000	g	Niagara Area Development Corp	4.000	11/01/24	250,558
5,080,000		Ohio State Water Development Authority	4.879	12/01/34	5,797,093
250,000		Oklahoma Water Resources Board	3.071	04/01/22	259,348
2,225,000		Pend Oreille County Public Utility District No Box Canyon	5.000	01/01/30	2,312,799
3,000,000		Pittsburgh Water & Sewer Authority	6.610	09/01/24	3,439,530
3,350,000		Sacramento Area Flood Control Agency	2.224	10/01/20	3,334,590
440,000		San Francisco City & County Redevelopment Agency	3.113	08/01/22	449,715
1,000,000		San Francisco City & County Redevelopment Agency	3.533	08/01/25	1,028,340
1,425,000		San Francisco City & County Redevelopment Agency	4.375	08/01/44	1,472,367
2,000,000		South Dakota Conservancy District	1.898	08/01/19	2,004,960
1,000,000		South Dakota Conservancy District	1.920	08/01/19	1,002,930
1,000,000		South Davis Sewer District	4.125	12/01/32	1,018,830
1,100,000		South Davis Sewer District	4.500	12/01/37	1,110,846
1,000,000		State of California	1.800	04/01/20	992,400
2,665,000		State of California	2.367	04/01/22	2,677,152
1,000,000		State of California	3.750	10/01/37	1,028,070
2,480,000		State of California	4.988	04/01/39	2,639,266
3,000,000		State of Illinois	5.000	02/01/19	3,068,070
1,000,000		State of Texas	0.863	08/01/18	993,090
1,000,000		State of Texas	1.737	08/01/22	972,970
2,475,000		State of Texas	2.749	10/01/23	2,519,402
1,000,000		State of Texas	3.576	08/01/34	1,016,290
1,000,000		State of Texas	3.726	08/01/43	990,010
3,000,000		Suffolk County Water Authority	4.000	06/01/39	3,183,570
1,650,000		Syracuse Industrial Development Agency	5.000	01/01/36	1,628,138
255,000		Texas Public Finance Authority	5.250	07/01/17	255,028
3,000,000		Texas Water Development Board	4.648	04/15/50	3,022,500
500,000		University of California	2.676	05/15/21	508,970
1,230,000		University of Cincinnati	3.500	06/01/32	1,255,756
2,000,000		University of New Mexico	3.532	06/20/32	2,031,980
2,000,000		University of Virginia	3.570	04/01/45	2,040,640
5,000,000		Vermont Educational & Health Buildings Financing Agency	4.000	12/01/42	5,151,050
5,000,000	g	Virgin Islands Water & Power Authority-Electric System	5.500	11/15/18	4,991,250
655,000		Washington County Clean Water Services	4.828	10/01/22	728,786
530,000		Washington County Clean Water Services	5.078	10/01/24	608,790
1,245,000		Water Works Board of the City of Birmingham	1.509	01/01/19	1,235,389
3,000,000		Water Works Board of the City of Birmingham	1.788	01/01/20	2,959,140
2,005,000		Water Works Board of the City of Birmingham	2.392	01/01/23	1,959,246
250,000		West Virginia Water Development Authority	5.000	11/01/21	284,548
1,500,000		Yuba City Public Financing Authority	4.320	06/01/42	1,519,935
1,000,000		Yuba Levee Financing Authority	3.170	09/01/22	1,012,950
		TOTAL MUNICIPAL BONDS			174,408,911
238

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
U.S. TREASURY SECURITIES - 7.8%
$5,745,000		United States Treasury Bond	2.500%	05/15/46	$5,354,294
19,740,000		United States Treasury Bond	2.875	11/15/46	19,882,661
19,265,000		United States Treasury Bond	3.000	02/15/47	19,907,661
5,155,000		United States Treasury Note	1.125	01/31/19	5,136,473
1,245,000		United States Treasury Note	1.500	05/15/20	1,243,541
410,000		United States Treasury Note	1.375	05/31/21	404,299
26,039,000		United States Treasury Note	1.750	05/31/22	25,883,365
400,000		United States Treasury Note	1.500	03/31/23	388,984
21,040,000		United States Treasury Note	2.375	05/15/27	21,175,603
		TOTAL U.S. TREASURY SECURITIES			99,376,881

		TOTAL GOVERNMENT BONDS			654,375,762
		(Cost $654,119,655)

STRUCTURED ASSETS - 13.5%

ASSET BACKED - 4.3%
159,019	i	ACE Securities Corp Home Equity Loan Trust	1.951	08/25/35	159,002
		Series - 2005 HE5 (Class M2)
150,000		AmeriCredit Automobile Receivables Trust	3.340	08/08/21	152,110
		Series - 2015 3 (Class D)
925,000	i	Basic Asset Backed Securities Trust	1.526	04/25/36	880,596
		Series - 2006 1 (Class A3)
1,000,000	g	Capital Automotive REIT	3.660	10/15/44	1,003,281
		Series - 2014 1A (Class A)
998,333	g	Capital Automotive REIT	3.870	04/15/47	1,010,170
		Series - 2017 1A (Class A1)
2,157,172	g,i	CBRE Realty Finance	1.450	04/07/52	921,020
		Series - 2007 1A (Class A2)
977,500	g	DB Master Finance LLC	3.262	02/20/45	983,355
		Series - 2015 1A (Class A2I)
987,500	g	Domino’s Pizza Master Issuer LLC	3.484	10/25/45	997,306
		Series - 2015 1A (Class A2I)
888,750	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	916,755
		Series - 2015 1A (Class A2II)
3,100,000	g,h	Domino’s Pizza Master Issuer LLC	3.082	07/25/47	3,084,984
		Series - 2017 1A (Class A2II)
2,007,103	g	HERO Funding Trust	3.840	09/21/40	2,047,245
		Series - 2015 1A (Class A)
674,861	g	HERO Funding Trust	3.990	09/21/40	689,370
		Series - 2014 2A (Class A)
3,845,910	g	HERO Funding Trust	3.750	09/20/41	3,969,740
		Series - 2016 2A (Class A)
1,597,383	g	HERO Funding Trust	4.050	09/20/41	1,641,311
		Series - 2016 1A (Class A)
2,220,829	g	HERO Funding Trust	3.080	09/20/42	2,252,061
		Series - 2016 3A (Class A1)
4,832,500	g	HERO Funding Trust	3.710	09/20/47	4,814,865
		Series - 2017 1A (Class A1)
1,286,905	g	HERO Residual Funding	4.500	09/21/42	1,290,926
		Series - 2016 1R (Class A1)
500,000	g	Hertz Vehicle Financing LLC	6.440	02/25/19	509,142
		Series - 2010 1A (Class B3)
239

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$67,939	i	Lehman XS Trust	1.466%	02/25/36	$67,036
		Series - 2006 1 (Class 1A1)
114,080	g,i	Orange Lake Timeshare Trust	3.030	07/09/29	113,803
		Series - 2014 AA (Class B)
20,300	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.996	01/25/36	20,302
		Series - 2005 WCH1 (Class M2)
2,452,102	g	Renew	3.670	09/20/52	2,444,048
		Series - 2017 1A (Class A)
125,400	g	SolarCity LMC	4.800	11/20/38	124,530
		Series - 2013 1 (Class A)
389,845	g	SolarCity LMC	4.590	04/20/44	387,428
		Series - 2014 1 (Class A)
870,523	g	SolarCity LMC	4.020	07/20/44	850,017
		Series - 2014 2 (Class A)
1,615,404	g	SolarCity LMC	4.800	09/20/48	1,638,542
		Series - 2016 A (Class A)
398,278	g	SpringCastle America Funding LLC	3.050	04/25/29	400,626
		Series - 2016 AA (Class A)
629,693	i	Structured Asset Securities Corp Mortgage Loan Trust	2.551	04/25/35	598,555
		Series - 2005 7XS (Class 2A1A)
1,310,770		Toyota Auto Receivables Owner Trust	1.270	05/15/19	1,309,806
		Series - 2015 B (Class A3)
5,000,000		Toyota Auto Receivables Owner Trust	1.300	04/15/20	4,986,044
		Series - 2016 B (Class A3)
2,000,000		Toyota Auto Receivables Owner Trust	1.740	09/15/20	2,004,945
		Series - 2015 B (Class A4)
2,000,000	g,i	VOLT LIX LLC (Step Bond)	5.375	05/25/47	1,992,526
		Series - 2017 NPL6 (Class A2)
7,735,827	g,i	VOLT LVIII LLC (Step Bond)	3.375	05/28/47	7,733,017
		Series - 2017 NPL5 (Class A1)
2,500,000	g,i	VOLT LVIII LLC (Step Bond)	5.375	05/28/47	2,490,005
		Series - 2017 NPL5 (Class A2)
		TOTAL ASSET BACKED			54,484,469

OTHER MORTGAGE BACKED - 9.2%
56,652	g	7 WTC Depositor LLC Trust	4.082	03/13/31	57,180
		Series - 2012 7WTC (Class A)
133,122	i	Banc of America Commercial Mortgage Trust	5.910	05/10/45	132,948
		Series - 2006 2 (Class C)
182,524	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	182,313
		Series - 2007 1 (Class AMFX)
1,000,000	i	Banc of America Commercial Mortgage Trust	5.809	02/10/51	1,022,580
		Series - 2007 4 (Class AJ)
250,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	244,980
		Series - 2007 4 (Class E)
2,000,000	i	Banc of America Commercial Mortgage Trust	5.971	02/10/51	2,031,662
		Series - 2007 5 (Class AJ)
725,000	g,i	Banc of America Commercial Mortgage Trust	6.000	02/10/51	721,298
		Series - 2007 4 (Class D)
5,000,000	g	BBCMS Trust	3.593	09/15/32	5,228,959
		Series - 2015 MSQ (Class A)
2,500,000	g	BBCMS Trust	3.894	09/15/32	2,581,288
		Series - 2015 MSQ (Class B)
240

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,120,000	i	Bear Stearns Commercial Mortgage Securities Trust	6.136%	09/11/42	$1,124,347
		Series - 2007 T28 (Class AJ)
4,250,000	g,i	Cityline Commercial Mortgage Trust	2.871	11/10/31	4,234,876
		Series - 2016 CLNE (Class A)
1,500,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	1,535,625
		Series - 2007 C3 (Class AJ)
6,501	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	6,557
		Series - 2007 C3 (Class AM)
3,850,000	g	COMM Mortgage Trust	2.681	08/10/29	3,889,941
		Series - 2016 GCT (Class A)
2,815,000	g	COMM Mortgage Trust	4.353	08/10/30	3,060,318
		Series - 2013 300P (Class A1)
5,000,000	g	COMM Mortgage Trust	3.544	03/10/31	5,050,891
		Series - 2013 WWP (Class C)
1,510,000	i	Commercial Mortgage Trust	6.147	12/10/49	1,501,929
		Series - 2007 GG11 (Class B)
3,000,000	i	Connecticut Avenue Securities	5.466	01/25/29	3,311,612
		Series - 2016 C04 (Class 1M2)
2,250,000	i	Connecticut Avenue Securities	5.666	01/25/29	2,481,408
		Series - 2016 C05 (Class 2M2)
218,831	i	Countrywide Home Loan Mortgage Pass Through Trust	3.137	11/20/34	220,133
		Series - 2004 HYB6 (Class A2)
670,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	686,161
		Series - 2007 C4 (Class A1AJ)
2,500,000	i	Credit Suisse Commercial Mortgage Trust	5.949	09/15/39	2,550,479
		Series - 2007 C4 (Class AJ)
218,188	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	223,743
		Series - 2007 C2 (Class AJ)
5,000,000	g,i	CSAIL Commercial Mortgage Trust	3.677	06/15/37	5,140,710
		Series - 2017 C8 (Class 85BB)
6,825,101	i	GE Capital Commercial Mortgage Corp	5.899	11/10/45	6,810,921
		Series - 2005 C4 (Class AJ)
1,500,000	i	GE Commercial Mortgage Corp	5.606	12/10/49	1,513,184
		Series - 2007 C1 (Class AM)
5,000,000	g	GRACE Mortgage Trust	3.369	06/10/28	5,192,735
		Series - 2014 GRCE (Class A)
2,000,000	i	Greenwich Capital Commercial Funding Corp	5.867	12/10/49	2,005,390
		Series - 2007 GG11 (Class AM)
2,500,000	g	Hudson Yards Mortgage Trust	2.835	08/10/38	2,439,319
		Series - 2016 10HY (Class A)
2,500,000	g,i	Hudson Yards Mortgage Trust	3.076	08/10/38	2,437,360
		Series - 2016 10HY (Class B)
5,000,000	g,i	Hudson Yards Mortgage Trust	3.076	08/10/38	4,799,036
		Series - 2016 10HY (Class C)
37,350	i	Impac CMB Trust	1.876	03/25/35	34,710
		Series - 2004 11 (Class 2A1)
378,407	i	LB-UBS Commercial Mortgage Trust	6.049	06/15/38	378,961
		Series - 2006 C4 (Class B)
2,392,442	i	LB-UBS Commercial Mortgage Trust	5.737	03/15/39	2,416,369
		Series - 2006 C3 (Class C)
710,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	707,269
		Series - 2007 C1 (Class D)
241

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,178,856	g,i	LVII Resecuritization Trust	3.851%	07/25/47	$1,179,593
		Series - 2015 A (Class A)
1,000,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	999,176
		Series - 2007 6 (Class AM)
5,000,000	g	Morgan Stanley Capital I Trust	3.350	07/13/29	5,186,397
		Series - 2014 CPT (Class A)
1,090,000	g,i	Morgan Stanley Capital I Trust	3.560	07/13/29	1,118,181
		Series - 2014 CPT (Class B)
5,000,000	g	Morgan Stanley Capital I Trust	2.695	01/11/32	5,037,863
		Series - 2013 WLSR (Class A)
452,614	i	Morgan Stanley Capital I Trust	5.861	04/12/49	454,312
		Series - 2007 HQ12 (Class C)
409,163	i	Morgan Stanley Capital I Trust	5.907	06/11/49	408,817
		Series - 2007 IQ15 (Class AM)
3,000,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	3,006,353
		Series - 2007 IQ15 (Class AJ)
2,000,000	i	Morgan Stanley Capital I Trust	6.372	12/12/49	1,822,331
		Series - 2007 IQ16 (Class AJFX)
3,000,000	g	OBP Depositor LLC Trust	4.646	07/15/45	3,203,302
		Series - 2010 OBP (Class A)
2,188,825	g,i	Sequoia Mortgage Trust	3.500	04/25/47	2,228,028
		Series - 2017 3 (Class A4)
141,232	i	Structured Agency Credit Risk Debt Note (STACR)	3.616	01/25/25	141,857
		Series - 2015 DN1 (Class M2)
596,572	i	Structured Agency Credit Risk Debt Note (STACR)	3.416	03/25/25	603,479
		Series - 2015 HQ1 (Class M2)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	5.016	03/25/25	271,844
		Series - 2015 HQ1 (Class M3)
3,500,000	i	Structured Agency Credit Risk Debt Note (STACR)	3.416	10/25/28	3,572,122
		Series - 2016 DNA2 (Class M2)
1,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.566	03/25/29	1,778,246
		Series - 2016 HQA3 (Class M2)
779,285	i	Wachovia Bank Commercial Mortgage Trust	5.780	01/15/45	778,061
		Series - 2006 C23 (Class F)
854,089	i	Wachovia Bank Commercial Mortgage Trust	5.825	07/15/45	864,236
		Series - 2006 C27 (Class AJ)
70,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	70,394
		Series - 2007 C34 (Class AM)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	6.214	05/15/46	1,001,185
		Series - 2007 C34 (Class B)
2,000,000	i	Wachovia Bank Commercial Mortgage Trust	6.219	05/15/46	2,002,025
		Series - 2007 C34 (Class C)
750,000	i	Wachovia Bank Commercial Mortgage Trust	6.271	05/15/46	750,538
		Series - 2007 C34 (Class AJ)
1,746,826	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	1,783,719
		Series - 2007 C31 (Class AJ)
500,000	i	Wachovia Bank Commercial Mortgage Trust	6.126	04/15/47	507,300
		Series - 2007 C31 (Class C)
396,513	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	396,540
		Series - 2007 C32 (Class AMFX)
2,010,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	2,029,839
		Series - 2007 C32 (Class AJ)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	990,360
		Series - 2007 C32 (Class B)
242

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$40,000	i	Wachovia Bank Commercial Mortgage Trust	5.953%	02/15/51	$39,962
		Series - 2007 C33 (Class AM)
		TOTAL OTHER MORTGAGE BACKED			118,183,252

		TOTAL STRUCTURED ASSETS			172,667,721
		(Cost $171,979,420)

		TOTAL BONDS			1,246,651,214
		(Cost $1,241,994,979)

SHARES		COMPANY
PREFERRED STOCKS - 0.0%

BANKS - 0.0%
250	*	M&T Bank Corp			269,259
		TOTAL BANKS			269,259
		TOTAL PREFERRED STOCKS			269,259
		(Cost $255,625)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 5.2%
GOVERNMENT AGENCY DEBT - 0.5%
$2,000,000		Federal Home Loan Bank (FHLB)	0.841	07/05/17	1,999,888
4,000,000		FHLB	0.871	07/14/17	3,998,776
		TOTAL GOVERNMENT AGENCY DEBT			5,998,664

TREASURY DEBT - 4.7%
22,560,000		United States Treasury Bill	0.751	07/13/17	22,555,195
17,800,000		United States Treasury Bill	0.788	07/27/17	17,790,263
20,300,000		United States Treasury Bill	0.999	09/28/17	20,250,448
		TOTAL TREASURY DEBT			60,595,906

		TOTAL SHORT-TERM INVESTMENTS			66,594,570
		(Cost $66,592,778)

		TOTAL INVESTMENTS - 103.3%			1,325,137,206
		(Cost $1,320,479,507)
		OTHER ASSETS & LIABILITIES, NET - (3.3)%			(42,799,645)
		NET ASSETS - 100.0%			$1,282,337,561

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2017, the aggregate value of these securities was $243,905,290 or 19.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
243

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

TIAA-CREF FUNDS

TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2017

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
LONG-TERM MUNICIPAL BONDS - 98.2%

ALABAMA - 1.0%
$2,395,000		University of South Alabama	5.000%	11/01/31	$2,822,340
		TOTAL ALABAMA			2,822,340

ALASKA - 1.3%
500,000		Alaska Municipal Bond Bank Authority	5.000	12/01/31	575,195
2,570,000		Borough of Matanuska-Susitna AK	5.000	09/01/25	3,064,134
		TOTAL ALASKA			3,639,329

ARIZONA - 1.1%
200,000		City of Phoenix Civic Improvement Corp	5.000	07/01/24	239,514
200,000		City of Phoenix Civic Improvement Corp	5.000	07/01/25	242,112
2,000,000		City of Tucson AZ, GO	5.000	07/01/20	2,220,400
190,000		Pinal County Electric District No 3	5.000	07/01/33	218,929
		TOTAL ARIZONA			2,920,955

CALIFORNIA - 11.3%
715,000	g	California School Finance Authority	5.000	08/01/25	814,035
2,000,000		City of Los Angeles Department of Airports	5.000	05/15/27	2,396,800
2,000,000		County of San Bernardino CA, COP	5.250	08/01/19	2,145,020
1,715,000		Elk Grove Finance Authority	5.000	09/01/30	1,958,187
700,000		Kern County Water Agency Improvement District No 4	5.000	05/01/24	844,130
1,185,000		Livermore Redevelopment Agency	5.000	08/01/21	1,351,149
450,000		Palmdale Community Redevelopment Agency	5.000	09/01/25	541,697
550,000		Palmdale Community Redevelopment Agency	5.000	09/01/26	665,858
415,000		Palmdale Community Redevelopment Agency	5.000	09/01/31	482,429
1,000,000	h	Port of Oakland	5.000	11/01/21	1,138,520
750,000		San Diego Public Facilities Financing Authority	5.000	10/15/31	876,518
800,000		San Francisco City & County Redevelopment Agency	5.000	08/01/25	973,360
500,000		Santee CDC Successor Agency	5.000	08/01/27	598,620
3,000,000		State of California	5.000	08/01/24	3,654,570
3,000,000		State of California	5.000	09/01/24	3,657,270
1,000,000		State of California	5.000	09/01/24	1,219,090
2,000,000		State of California, GO	5.000	02/01/22	2,319,520
4,130,000	g,i	Tender Option Bond Trust Receipts	0.690	11/01/23	4,130,000
1,710,000		West Contra Costa Unified School District, GO	5.700	02/01/21	1,978,060
		TOTAL CALIFORNIA			31,744,833

COLORADO - 1.6%
2,155,000		Colorado Health Facilities Authority	5.000	01/01/32	2,319,189
250,000		Colorado Health Facilities Authority	5.000	12/01/41	282,752
244

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	Denver Urban Renewal Authority	5.000%	12/01/24	$1,208,510
580,000	Park Creek Metropolitan District	5.000	12/01/23	674,227
	TOTAL COLORADO			4,484,678

CONNECTICUT - 1.9%
1,250,000	City of New Haven CT	5.000	08/15/24	1,456,750
1,400,000	Connecticut State Health & Educational Facility Authority	5.000	07/01/22	1,613,458
2,000,000	University of Connecticut	5.000	03/15/28	2,333,940
	TOTAL CONNECTICUT			5,404,148

DISTRICT OF COLUMBIA - 0.8%
1,000,000	District of Columbia	5.000	04/01/24	1,193,720
955,000	District of Columbia	5.000	04/01/27	1,165,692
	TOTAL DISTRICT OF COLUMBIA			2,359,412

FLORIDA - 3.8%
1,695,000	City of Miami Beach FL	5.000	09/01/24	2,044,831
1,000,000	County of Orange FL	5.000	10/01/21	1,147,100
1,225,000	JEA Electric System Revenue	5.000	10/01/21	1,404,107
1,250,000	Miami Beach Redevelopment Agency	5.000	02/01/24	1,473,025
1,375,000	Miami-Dade County Expressway Authority	5.000	07/01/31	1,616,244
2,180,000	Port St. Lucie Community Redevelopment Agency	5.000	01/01/26	2,603,596
500,000	School District of Broward County	5.000	07/01/31	584,260
	TOTAL FLORIDA			10,873,163

GEORGIA - 0.4%
1,000,000	City of Atlanta Department of Aviation	5.000	01/01/24	1,199,130
	TOTAL GEORGIA			1,199,130

GUAM - 0.4%
1,000,000	Territory of Guam	5.000	12/01/30	1,110,840
	TOTAL GUAM			1,110,840

HAWAII - 0.4%
1,000,000	State of Hawaii Airports System Revenue	5.000	07/01/41	1,125,960
	TOTAL HAWAII			1,125,960

ILLINOIS - 11.7%
2,000,000	Chicago Midway International Airport	5.000	01/01/26	2,350,100
400,000	Chicago O’Hare International Airport	5.000	01/01/22	455,112
750,000	Chicago O’Hare International Airport	5.000	01/01/25	887,400
300,000	Chicago O’Hare International Airport	5.000	01/01/28	353,007
400,000	Chicago Park District	5.000	01/01/23	452,060
1,000,000	Chicago Public Building Commission	5.250	03/01/24	1,096,800
2,085,000	Chicago State University	5.500	12/01/23	2,240,583
1,220,000	Chicago Transit Authority	5.250	12/01/24	1,357,945
1,000,000	City of Chicago IL Motor Fuel Tax Revenue	5.000	01/01/24	1,021,640
500,000	City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/22	561,310
245

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,500,000		City of Chicago IL Wastewater Transmission Revenue	5.000%	01/01/22	$1,683,930
1,000,000		City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/23	1,138,960
1,000,000		City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/25	1,162,300
1,000,000		City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/26	1,163,500
1,500,000		City of Chicago IL, GO	5.500	01/01/35	1,480,110
650,000		City of Chicago IL, GO	5.500	01/01/37	640,828
500,000		City of Chicago IL, GO	5.500	01/01/42	490,115
500,000		Cook County School District No 25 Arlington Heights	5.000	12/15/23	593,890
1,750,000		County of Cook IL	5.000	11/15/31	1,934,327
400,000		Illinois Finance Authority	5.000	05/01/21	446,716
500,000		Illinois Finance Authority	5.000	11/01/21	565,750
1,200,000		Illinois Finance Authority	5.000	08/15/25	1,453,212
2,000,000		Metropolitan Water Reclamation District of Greater Chicago	5.000	12/01/30	2,336,260
2,000,000		State of Illinois	5.000	02/01/18	2,028,620
695,000		State of Illinois	5.000	06/15/24	795,080
2,000,000		State of Illinois	5.000	06/01/28	2,021,380
1,500,000		State of Illinois, GO	5.000	06/15/19	1,588,215
525,000		State of Illinois, GO	6.250	12/15/20	562,354
		TOTAL ILLINOIS			32,861,504

INDIANA - 2.1%
1,500,000	i	City of Rockport IN	2.050	04/01/25	1,506,165
2,120,000		Indiana Bond Bank	5.250	04/01/19	2,270,075
1,940,000		Indianapolis Local Public Improvement Bond Bank	5.500	01/01/21	2,189,193
		TOTAL INDIANA			5,965,433

IOWA - 0.2%
475,000		Iowa Higher Education Loan Authority	5.000	10/01/27	559,094
		TOTAL IOWA			559,094

KANSAS - 0.4%
1,000,000		Wyandotte County-Kansas City Unified Government Utility System Revenue	5.000	09/01/22	1,160,520
		TOTAL KANSAS			1,160,520

KENTUCKY - 1.9%
2,000,000		Kentucky Turnpike Authority	5.000	07/01/26	2,430,700
1,250,000		Paducah Electric Plant Board	5.000	10/01/34	1,403,112
1,250,000		Paducah Electric Plant Board	5.000	10/01/35	1,402,063
		TOTAL KENTUCKY			5,235,875

LOUISIANA - 1.1%
750,000		Louisiana Local Government Environmental Facilities & Community Development Auth	5.000	10/01/27	901,118
1,000,000		Louisiana Public Facilities Authority	5.250	10/01/24	1,163,620
1,000,000		State of Louisiana	5.000	08/01/26	1,208,040
		TOTAL LOUISIANA			3,272,778
246

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
MARYLAND - 0.6%
$1,400,000	Maryland Economic Development Corp	5.000%	03/31/36	$1,578,528
	TOTAL MARYLAND			1,578,528

MASSACHUSETTS - 1.6%
1,040,000	Massachusetts Department of Transportation	5.000	01/01/32	1,120,558
625,000	Massachusetts Development Finance Agency	5.000	07/01/21	699,294
1,000,000	Massachusetts Development Finance Agency	5.000	04/15/25	1,120,790
500,000	Massachusetts Development Finance Agency	5.000	12/01/29	596,755
750,000	Massachusetts Development Finance Agency	5.000	12/01/31	886,237
10,000	Massachusetts School Building Authority	5.000	08/15/37	10,044
	TOTAL MASSACHUSETTS			4,433,678

MICHIGAN - 7.3%
1,190,000	Lansing Community College	5.000	05/01/32	1,347,366
4,000,000	Michigan Finance Authority	5.000	04/01/21	4,413,080
1,500,000	Michigan Finance Authority	5.000	07/01/22	1,707,195
2,000,000	Michigan Finance Authority	5.000	04/01/25	2,322,160
2,000,000	Michigan Finance Authority	5.000	11/15/28	2,354,560
1,100,000	Michigan Finance Authority	5.000	07/01/35	1,197,295
1,650,000	Michigan Finance Authority	5.000	07/01/44	1,767,001
2,000,000	Michigan Finance Authority, GO	5.000	05/01/18	2,060,420
1,000,000	Michigan Finance Authority, GO	5.000	05/01/20	1,090,740
1,000,000	Michigan Finance Authority, GO	5.000	10/01/22	1,176,700
500,000	Michigan State Building Authority	5.000	04/15/22	577,340
425,000	Rochester Community School District	4.500	05/01/20	461,044
	TOTAL MICHIGAN			20,474,901

MINNESOTA - 1.9%
1,000,000	Minnesota Rural Water Finance Authority, Inc	2.000	10/01/17	1,002,280
500,000	Northern Municipal Power Agency	5.000	01/01/26	609,130
500,000	Northern Municipal Power Agency	5.000	01/01/28	596,310
1,715,000	University of Minnesota	5.000	08/01/21	1,962,766
1,000,000	Western Minnesota Municipal Power Agency	5.000	01/01/22	1,154,590
	TOTAL MINNESOTA			5,325,076

MISSISSIPPI - 2.6%
750,000	Mississippi Development Bank	5.000	04/01/23	868,252
1,500,000	Mississippi Development Bank	5.000	03/01/24	1,762,620
750,000	Mississippi Development Bank	5.000	04/01/24	877,200
1,250,000	Mississippi Development Bank	5.000	03/01/25	1,486,513
1,045,000	Mississippi Development Bank	5.000	03/01/26	1,252,506
1,000,000	Mississippi Development Bank	5.000	03/01/35	1,118,230
	TOTAL MISSISSIPPI			7,365,321

MISSOURI - 2.9%
1,225,000	City of Kansas City MO	5.000	10/01/26	1,464,732
1,000,000	City of St. Louis MO Parking Revenue	5.000	12/15/24	1,198,050
1,000,000	City of St. Louis MO Parking Revenue	5.000	12/15/25	1,206,080
1,000,000	City of St. Louis MO Parking Revenue	5.000	12/15/26	1,195,060
247

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	St. Louis Land Clearance for Redevelopment Authority	3.000%	06/01/18	$506,380
450,000	St. Louis Land Clearance for Redevelopment Authority	4.000	06/01/20	472,779
1,745,000	St. Louis Municipal Finance Corp	5.000	02/15/26	2,039,713
	TOTAL MISSOURI			8,082,794

NEBRASKA - 0.8%
300,000	Omaha Airport Authority	5.000	12/15/21	342,315
250,000	Omaha Airport Authority	5.000	12/15/22	290,023
350,000	Omaha Airport Authority	5.000	12/15/23	411,775
1,050,000	Public Power Generation Agency	5.000	01/01/22	1,189,335
	TOTAL NEBRASKA			2,233,448

NEVADA - 0.4%
1,000,000	Las Vegas Redevelopment Agency	5.000	06/15/26	1,185,110
	TOTAL NEVADA			1,185,110

NEW JERSEY - 0.8%
1,000,000	New Jersey Educational Facilities Authority	5.000	07/01/27	1,203,660
1,000,000	New Jersey Transportation Trust Fund Authority	5.000	06/15/20	1,064,900
	TOTAL NEW JERSEY			2,268,560

NEW YORK - 7.6%
1,000,000	Brooklyn Arena Local Development Corp	5.000	07/15/25	1,191,970
1,000,000	Brooklyn Arena Local Development Corp	5.000	07/15/26	1,195,500
1,000,000	County of Nassau NY	5.000	10/01/26	1,223,480
1,000,000	Metropolitan Transportation Authority	5.000	11/15/20	1,123,990
1,235,000	Metropolitan Transportation Authority	5.000	11/15/38	1,398,353
5,000,000	New York City Water & Sewer System	5.250	06/15/40	5,377,450
1,245,000	New York Counties Tobacco Trust VI	2.450	06/01/42	1,278,167
2,250,000	New York State Dormitory Authority	5.000	10/01/17	2,271,938
375,000	New York Transportation Development Corp	5.000	07/01/30	416,460
1,000,000	New York Transportation Development Corp	5.000	08/01/31	1,064,220
1,385,000	Troy Capital Resource Corp	5.000	08/01/24	1,640,574
750,000	Utility Debt Securitization Authority	5.000	06/15/24	880,823
1,230,000	Westchester County Local Development Corp	5.000	11/01/24	1,446,160
1,000,000	Westchester County Local Development Corp	5.000	11/01/25	1,188,350
	TOTAL NEW YORK			21,697,435

NORTH CAROLINA - 2.0%
150,000	City of Charlotte NC Airport Revenue	5.000	07/01/22	172,714
160,000	City of Charlotte NC Airport Revenue	5.000	07/01/23	186,854
100,000	City of Charlotte NC Airport Revenue	5.000	07/01/24	118,609
100,000	City of Charlotte NC Airport Revenue	5.000	07/01/25	119,999
1,355,000	County of Duplin NC	5.000	04/01/27	1,628,751
900,000	North Carolina Medical Care Commission	5.000	10/01/18	931,878
240,000	North Carolina Medical Care Commission	4.000	10/01/19	249,317
2,000,000	North Carolina Medical Care Commission	5.000	06/01/34	2,146,660
200,000	North Carolina Turnpike Authority	5.000	01/01/22	226,632
	TOTAL NORTH CAROLINA			5,781,414
248

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
NORTH DAKOTA - 0.4%
$1,000,000	North Dakota Housing Finance Agency	2.400%	01/01/26	$994,670
	TOTAL NORTH DAKOTA			994,670

OHIO - 2.0%
115,000	American Municipal Power, Inc	5.250	02/15/33	117,593
1,200,000	City of Cleveland OH Airport System Revenue	5.000	01/01/24	1,417,164
1,000,000	Cleveland-Cuyahoga County Port Authority	5.000	08/01/44	1,058,830
1,660,000	State of Ohio, GO	5.000	01/15/21	1,847,248
1,000,000	State of Ohio, GO	5.000	08/01/21	1,145,330
	TOTAL OHIO			5,586,165

OREGON - 0.8%
1,000,000	Port of Portland OR	5.000	07/01/21	1,131,620
1,000,000	Port of Portland OR	5.000	07/01/22	1,154,530
	TOTAL OREGON			2,286,150

PENNSYLVANIA - 5.5%
1,100,000	Allegheny County Higher Education Building Authority	5.000	03/01/29	1,287,550
480,000	Borough of Columbia PA	4.000	06/15/38	503,237
2,500,000	City of Chester PA	7.250	12/15/17	2,499,950
250,000	Coatesville School District	4.000	08/01/20	267,822
500,000	Coatesville School District	5.000	08/01/21	563,345
740,000	Coatesville School District	5.000	08/01/25	880,970
2,000,000	Commonwealth of Pennsylvania	5.000	09/15/23	2,360,500
795,000	Montgomery County Industrial Development Authority	3.000	01/01/18	795,914
2,000,000	Pennsylvania Economic Development Financing Authority	5.000	12/31/25	2,373,460
2,500,000	Pennsylvania State University	5.000	03/01/40	2,717,800
1,155,000	State Public School Building Authority	5.000	05/01/25	1,364,286
	TOTAL PENNSYLVANIA			15,614,834

RHODE ISLAND - 2.8%
810,000	Rhode Island Health & Educational Building Corp	4.000	05/15/20	856,858
815,000	Rhode Island Health & Educational Building Corp	5.000	05/15/21	903,729
2,000,000	Rhode Island Health & Educational Building Corp	5.000	09/01/21	2,296,440
1,420,000	Rhode Island Health & Educational Building Corp	5.000	05/15/22	1,600,823
2,000,000	State of Rhode Island, GO	5.000	08/01/21	2,286,380
	TOTAL RHODE ISLAND			7,944,230

SOUTH CAROLINA - 0.1%
250,000	Piedmont Municipal Power Agency	5.000	01/01/24	294,743
	TOTAL SOUTH CAROLINA			294,743

SOUTH DAKOTA - 0.8%
390,000	South Dakota Health & Educational Facilities Authority	5.000	11/01/22	452,813
415,000	South Dakota Health & Educational Facilities Authority	5.000	11/01/23	489,360
500,000	South Dakota Health & Educational Facilities Authority	5.000	11/01/24	597,890
465,000	South Dakota Health & Educational Facilities Authority	5.000	11/01/25	563,478
	TOTAL SOUTH DAKOTA			2,103,541
249

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
TENNESSEE - 0.1%
$350,000		Knox County Health Educational & Housing Facility Board	5.000%	04/01/20	$377,521
		TOTAL TENNESSEE			377,521

TEXAS - 7.3%
800,000		Austin Convention Enterprises, Inc	5.000	01/01/22	891,928
400,000		City of Austin TX Airport System Revenue	5.000	11/15/27	488,948
900,000		City of Austin TX Airport System Revenue	5.000	11/15/39	998,577
1,165,000		City of Frisco TX, GO	5.500	02/15/25	1,197,212
1,500,000		City of Lubbock TX	5.000	02/15/25	1,825,560
550,000		Dallas County Utility & Reclamation District	5.000	02/15/26	669,196
1,105,000		Love Field Airport Modernization Corp	5.250	11/01/40	1,208,936
665,000		Southlake Community Enhancement & Development Corp	5.000	02/15/23	779,959
3,000,000		State of Texas	5.000	10/01/23	3,604,980
455,000		Tarrant County Cultural Education Facilities Finance Corp	4.000	11/15/18	464,537
1,750,000		Tarrant County Cultural Education Facilities Finance Corp	5.000	11/15/35	1,764,175
1,000,000		Tarrant County Cultural Education Facilities Finance Corp	5.000	11/15/36	1,006,050
1,400,000		Texas Municipal Gas Acquisition & Supply Corp III	5.000	12/15/22	1,637,552
1,545,000		Texas Municipal Gas Acquisition & Supply Corp III	5.000	12/15/32	1,695,792
1,000,000		University of North Texas	5.000	04/15/24	1,198,280
1,000,000		University of North Texas	5.000	04/15/27	1,229,220
		TOTAL TEXAS			20,660,902

UTAH - 0.8%
1,000,000		Salt Lake City Corp Airport Revenue	5.000	07/01/22	1,155,570
1,000,000		Utah Transit Authority	4.000	12/15/31	1,076,280
		TOTAL UTAH			2,231,850

VIRGIN ISLANDS - 3.8%
2,000,000	g	Virgin Islands Public Finance Authority	5.000	09/01/25	2,236,320
2,500,000	g	Virgin Islands Public Finance Authority	5.000	09/01/33	2,663,400
6,000,000	g	Virgin Islands Water & Power Authority-Electric System	5.500	11/15/18	5,989,500
		TOTAL VIRGIN ISLANDS			10,889,220

VIRGINIA - 0.1%
250,000		Alexandria Industrial Development Authority	3.000	10/01/17	251,190
		TOTAL VIRGINIA			251,190

WASHINGTON - 3.8%
2,705,000		Central Puget Sound Regional Transit Authority	5.250	02/01/21	2,965,383
1,955,000		Energy Northwest	5.000	07/01/23	2,296,382
2,000,000		Skagit County Public Hospital District No	5.625	12/01/25	2,038,220
3,000,000		State of Washington, GO	5.250	02/01/22	3,509,490
		TOTAL WASHINGTON			10,809,475

		TOTAL LONG-TERM MUNICIPAL BONDS			277,210,748
		(Cost $274,551,915)
250

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

VALUE
TOTAL INVESTMENTS - 98.2%	$277,210,748
(Cost $274,551,915)
OTHER ASSETS & LIABILITIES, NET - 1.8%	5,193,124
NET ASSETS - 100.0%	$282,403,872

Abbreviation(s):
COP	Certificate of Participation
GO	General Obligation

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2017, the aggregate value of these securities was $15,833,255 or 5.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
251

TIAA-CREF FUNDS - Money Market Fund

TIAA-CREF FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2017

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 99.9%

GOVERNMENT AGENCY DEBT - 62.3%
$1,500,000	Federal Agricultural Mortgage Corp (FAMC)	1.000%	07/18/17	$1,499,292
7,000,000	FAMC	0.630-1.035	07/27/17	6,996,158
3,370,000	FAMC	0.860	08/01/17	3,367,504
2,000,000	FAMC	1.030	09/13/17	1,995,766
3,465,000	FAMC	1.030	09/20/17	3,456,970
3,000,000	FAMC	1.180	02/16/18	2,977,383
5,000,000	Federal Farm Credit Bank (FFCB)	0.580	07/06/17	4,999,597
783,000	FFCB	0.650	07/12/17	782,844
3,070,000	FFCB	0.960	07/18/17	3,068,608
4,500,000	FFCB	0.990	07/24/17	4,497,154
3,500,000	FFCB	0.810	07/25/17	3,498,110
4,500,000	FFCB	0.810	08/03/17	4,496,659
5,000,000	FFCB	0.850	08/07/17	4,995,632
8,160,000	FFCB	0.820	08/09/17	8,152,751
6,070,000	FFCB	0.950	09/01/17	6,060,069
5,000,000	FFCB	0.930	09/05/17	4,991,475
4,560,000	FFCB	0.930-0.940	09/06/17	4,552,051
5,100,000	FFCB	0.900-0.990	09/08/17	5,090,419
5,000,000	FFCB	0.960	09/18/17	4,989,467
500,000	FFCB	0.920	09/19/17	498,978
3,500,000	FFCB	1.030	09/20/17	3,491,889
2,985,000	FFCB	1.030	09/26/17	2,977,570
1,782,000	FFCB	0.720-1.070	10/02/17	1,777,329
2,000,000	FFCB	0.750	10/16/17	1,995,542
2,000,000	FFCB	0.960	10/19/17	1,994,133
2,500,000	FFCB	1.050	10/27/17	2,491,396
1,265,000	FFCB	1.050	11/07/17	1,260,240
325,000	FFCB	1.180	03/29/18	322,113
13,572,000	Federal Home Loan Bank (FHLB)	0.625-0.900	07/05/17	13,570,810
5,000,000	FHLB	0.980	07/06/17	4,999,319
14,860,000	FHLB	0.800-0.895	07/07/17	14,857,971
6,825,000	FHLB	0.825-0.930	07/10/17	6,823,546
5,300,000	FHLB	0.825	07/11/17	5,298,785
12,640,000	FHLB	0.800-0.850	07/12/17	12,636,841
13,035,000	FHLB	0.830-1.000	07/14/17	13,030,953
3,000,000	FHLB	0.800	07/17/17	2,998,933
6,000,000	FHLB	0.850-0.970	07/18/17	5,997,535
16,800,000	FHLB	0.640-0.930	07/19/17	16,792,980
4,000,000	FHLB	0.854	07/21/17	3,998,102
7,395,000	FHLB	0.830	07/24/17	7,391,078
4,300,000	FHLB	0.650-0.840	07/25/17	4,298,099
11,350,000	FHLB	0.640-0.980	07/26/17	11,343,293
16,020,000	FHLB	0.635-1.010	07/28/17	16,009,804
5,000,000	FHLB	0.810	08/01/17	4,996,513
252

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$2,120,000	FHLB	0.650%-0.950%	08/02/17	$2,118,535
2,000,000	FHLB	0.840	08/03/17	1,998,460
6,600,000	FHLB	0.975-1.050	08/04/17	6,593,705
5,365,000	FHLB	0.643-0.860	08/09/17	5,360,556
7,500,000	FHLB	0.870-1.000	08/11/17	7,491,726
7,040,000	FHLB	0.975	08/14/17	7,031,611
500,000	FHLB	0.900	08/15/17	499,438
6,550,000	FHLB	0.940-1.035	08/16/17	6,541,477
5,600,000	FHLB	0.880-0.950	08/18/17	5,592,963
1,825,000	FHLB	1.000	08/21/17	1,822,415
6,600,000	FHLB	0.955-1.000	08/23/17	6,590,615
12,140,000	FHLB	0.985-1.030	08/25/17	12,121,276
1,890,000	FHLB	0.950-1.000	08/28/17	1,887,019
5,000,000	FHLB	1.020	08/29/17	4,991,642
650,000	FHLB	0.900-0.910	08/30/17	649,020
5,000,000	FHLB	0.975	09/08/17	4,990,656
7,000,000	FHLB	1.000-1.030	09/13/17	6,985,488
1,810,000	FHLB	0.900	09/18/17	1,806,425
5,075,000	FHLB	0.970-1.050	09/20/17	5,063,075
4,400,000	FHLB	0.975	09/22/17	4,390,109
2,560,000	FHLB	1.020	09/25/17	2,553,762
5,000,000	FHLB	1.040	09/27/17	4,987,289
2,715,000	FHLB	1.035	09/29/17	2,707,975
5,850,000	FHLB	1.050	10/18/17	5,831,402
4,750,000	FHLB	1.080	10/19/17	4,734,325
4,500,000	FHLB	1.100	10/20/17	4,485,925
1,455,000	FHLB	1.070	10/25/17	1,449,983
2,287,000	FHLB	0.970-1.050	11/01/17	2,279,346
200,000	FHLB	1.140	11/09/17	199,170
2,305,000	FHLB	1.060	11/10/17	2,296,041
1,500,000	FHLB	1.073	11/22/17	1,493,562
5,685,000	Federal Home Loan Mortgage Corp (FHLMC)	0.770-0.790	07/03/17	5,684,751
5,500,000	FHLMC	0.600-0.920	07/17/17	5,498,178
2,510,000	FHLMC	0.640-0.780	07/20/17	2,509,027
3,500,000	FHLMC	1.000	07/25/17	3,500,245
3,000,000	FHLMC	0.820	08/03/17	2,997,745
6,200,000	FHLMC	0.800-0.825	08/08/17	6,194,706
4,750,000	FHLMC	1.000	08/11/17	4,744,590
2,295,000	FHLMC	0.985	08/14/17	2,292,237
684,000	FHLMC	1.010	08/18/17	683,079
500,000	FHLMC	0.750	08/24/17	499,437
2,000,000	FHLMC	0.989	08/28/17	1,996,813
2,640,000	FHLMC	0.990-1.040	09/06/17	2,635,112
5,000,000	FHLMC	0.860	09/12/17	4,991,281
4,922,000	FHLMC	0.920-0.950	09/15/17	4,912,201
4,489,000	FHLMC	1.020-1.040	09/18/17	4,478,876
5,000,000	FHLMC	1.025	09/19/17	4,988,611
3,000,000	FHLMC	0.715	10/02/17	2,994,459
6,415,000	FHLMC	0.990-0.995	10/06/17	6,397,847
2,000,000	FHLMC	0.950	10/10/17	1,994,669
2,000,000	FHLMC	0.990	10/11/17	1,994,390
5,000,000	FHLMC	0.995	10/13/17	4,985,628
5,655,000	FHLMC	1.015	10/17/17	5,637,900
3,500,000	FHLMC	1.020	10/18/17	3,489,191
253

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,520,000	FHLMC	1.025%	10/19/17	$1,515,239
3,000,000	FHLMC	1.000	10/24/17	2,990,417
1,750,000	FHLMC	1.005	10/26/17	1,744,284
5,000,000	FHLMC	1.020-1.050	11/02/17	4,982,330
5,000,000	Federal National Mortgage Association (FNMA)	0.770	07/10/17	4,999,037
10,000,000	FNMA	0.770	07/11/17	9,997,861
5,000,000	FNMA	0.595	07/12/17	4,999,091
3,560,000	FNMA	0.810	07/18/17	3,558,638
1,000,000	FNMA	0.820	07/19/17	999,590
2,171,000	FNMA	0.880	07/26/17	2,169,673
2,000,000	FNMA	0.780	08/01/17	1,998,657
10,000,000	FNMA	0.810-0.870	08/02/17	9,992,533
5,000,000	FNMA	0.860	08/07/17	4,995,581
3,000,000	FNMA	0.860	08/08/17	2,997,277
10,000,000	FNMA	0.950-0.970	08/23/17	9,985,896
1,915,000	FNMA	0.890	08/28/17	1,912,254
3,785,000	FNMA	0.890	08/29/17	3,779,479
8,400,000	FNMA	0.970	08/30/17	8,386,420
5,362,000	FNMA	0.900-1.015	09/01/17	5,353,221
3,030,000	FNMA	0.970	09/05/17	3,024,612
2,287,000	FNMA	0.960-1.020	09/11/17	2,282,431
2,900,000	FNMA	1.000	10/04/17	2,892,347
8,400,000	FNMA	1.060	10/06/17	8,376,009
4,550,000	FNMA	1.020	10/16/17	4,536,206
	TOTAL GOVERNMENT AGENCY DEBT			564,436,708

TREASURY DEBT - 21.6%
9,990,000	United States Treasury Bill	0.742-0.785	07/06/17	9,988,939
15,000,000	United States Treasury Bill	0.579-0.865	07/13/17	14,996,347
8,355,000	United States Treasury Bill	0.760-0.830	07/20/17	8,351,554
8,000,000	United States Treasury Bill	0.780-0.782	07/27/17	7,995,486
7,000,000	United States Treasury Bill	0.791-0.891	08/03/17	6,994,578
15,000,000	United States Treasury Bill	0.627-0.878	08/10/17	14,987,639
13,725,000	United States Treasury Bill	0.612-0.860	08/17/17	13,712,300
16,080,000	United States Treasury Bill	0.665-0.955	08/24/17	16,060,723
4,200,000	United States Treasury Bill	0.803-0.905	08/31/17	4,193,942
14,155,000	United States Treasury Bill	0.897-0.970	09/07/17	14,130,413
12,265,000	United States Treasury Bill	0.850-0.990	09/14/17	12,241,605
8,000,000	United States Treasury Bill	0.915-0.941	09/21/17	7,983,152
4,075,000	United States Treasury Note	0.500	07/31/17	4,074,159
6,450,000	United States Treasury Note	0.625	07/31/17	6,449,572
10,000,000	United States Treasury Note	0.875	08/15/17	10,000,989
8,000,000	United States Treasury Note	0.625	08/31/17	7,999,164
10,000,000	United States Treasury Note	1.000	09/15/17	10,004,915
2,000,000	United States Treasury Note	0.875	11/15/17	1,999,587
2,000,000	United States Treasury Note	0.625	11/30/17	1,996,881
2,000,000	United States Treasury Note	0.875	11/30/17	1,999,252
5,210,000	United States Treasury Note	1.000	12/15/17	5,210,427
2,000,000	United States Treasury Note	0.750	01/31/18	1,995,133
5,000,000	United States Treasury Note	0.875	01/31/18	4,991,807
5,500,000	United States Treasury Note	1.000	02/15/18	5,493,880
2,000,000	United States Treasury Note	0.750	02/28/18	1,994,344
	TOTAL TREASURY DEBT			195,846,788
254

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
VARIABLE RATE SECURITIES - 16.0%
$4,750,000	i	Federal Agricultural Mortgage Corp (FAMC)	1.146%	09/06/17	$4,750,000
5,000,000	i	FAMC	1.220	10/27/17	5,000,000
5,000,000	i	FAMC	1.280	03/23/18	5,000,000
5,000,000	i	FAMC	0.940	04/27/18	5,000,000
5,000,000	i	FAMC	0.969	06/15/18	5,000,000
5,000,000	i	FAMC	0.956	08/03/18	5,000,000
3,000,000	i	Federal Farm Credit Bank (FFCB)	1.189	07/17/17	2,999,991
4,700,000	i	FFCB	1.116	08/04/17	4,699,603
5,000,000	i	FFCB	0.952	08/15/17	5,000,000
2,200,000	i	FFCB	1.228	11/13/17	2,199,956
3,000,000	i	FFCB	1.270	01/22/18	3,002,823
3,400,000	i	FFCB	1.110	02/02/18	3,397,782
3,000,000	i	FFCB	1.366	02/23/18	2,999,708
2,900,000	i	FFCB	1.270	03/09/18	2,896,975
2,000,000	i	FFCB	1.251	03/22/18	1,998,545
4,000,000	i	FFCB	1.380	05/17/18	4,000,709
5,000,000	i	FFCB	0.989	08/08/18	5,000,054
4,700,000	i	FFCB	1.400	08/10/18	4,701,052
3,000,000	i	FFCB	1.250	08/27/18	2,999,817
4,500,000	i	FFCB	1.159	09/17/18	4,499,450
2,000,000	i	FFCB	1.032	11/14/18	1,999,791
4,500,000	i	FFCB	1.106	01/25/19	4,500,351
4,750,000	i	FFCB	1.170	06/27/19	4,750,945
5,000,000	i	Federal Home Loan Bank (FHLB)	1.036	02/23/18	5,000,448
4,000,000	i	FHLB	0.891	04/20/18	4,000,124
7,000,000	i	FHLB	0.958	01/18/19	7,000,306
5,000,000	i	FHLB	1.176	02/22/19	5,004,585
4,600,000	i	FHLB	0.988	03/06/19	4,596,306
7,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	1.344	07/21/17	6,999,961
4,700,000	i	FHLMC	1.072	11/13/17	4,700,000
4,044,000	i	Federal National Mortgage Association (FNMA)	1.232	07/20/17	4,043,828
5,000,000	i	FNMA	1.182	08/16/17	4,999,936
7,000,000	i	FNMA	1.086	10/05/17	6,999,113
		TOTAL VARIABLE RATE SECURITIES			144,742,159

		TOTAL SHORT-TERM INVESTMENTS			905,025,655
		(Cost $905,025,655)

		TOTAL INVESTMENTS- 99.9%			905,025,655
		(Cost $905,025,655)
		OTHER ASSETS & LIABILITIES, NET - 0.1%			1,039,601
		NET ASSETS - 100.0%			$906,065,256

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
255

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Real Estate Securities Fund, Bond Fund, Bond Index Fund, Bond Plus Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short-Term Bond Fund, Short-Term Bond Index Fund, Social Choice Bond Fund, Tax- Exempt Bond Fund, and the Money Market Fund (collectively, the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

New accounting pronouncement: In March 2017, the FASB issued ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-01 shortens the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will reduce losses recognized when a security is called on an earlier date. This guidance is effective for fiscal years beginning after December 15, 2018. Management has determined that the adoption of this guidance will not materially impact the Funds’ financial statement disclosures.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to Forms N-PORT and N-CEN must be adopted by June 1, 2018, while the amended disclosures must be adopted by August 1, 2017. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Funds’ various filings. The amended S-X disclosures required under this rule will not have an impact on net assets or results of operations but may result in changes to financial statement disclosures.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule is September 5, 2017. This rule is not expected to materially impact the Funds’ financial statements and other filings.

256

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•          Level 1 – quoted prices in active markets for identical securities

•          Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•          Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities. As of June 30, 2017, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

The Money Market Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Currency swap contracts: Currency swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Currency swaps are generally categorized as Level 2 in the fair value hierarchy.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized as Level 2 of the fair value hierarchy.

Unfunded loan commitment: Unfunded loan commitments are marked-to-market daily based upon a price supplied by a pricing service. Unfunded loan commitments are generally categorized as Level 2 of the fair value hierarchy.

257

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended June 30, 2017, there were no material transfers between levels by the Funds.

As of June 30, 2017, 100% of the value of investments in the Inflation-Linked Bond Fund, Short-Term Bond Index Fund, Tax Exempt Bond Fund, and Money Market Fund were valued based on Level 2 inputs.

The following table summarizes the market value of the Funds’ investments as of June 30, 2017, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Real Estate Securities
Equity investments*	$2,074,730,322	$—	$—	$2,074,730,322
Short-term investments	—	40,779,507	—	40,779,507
Total	$2,074,730,322	$40,779,507	$—	$2,115,509,829
Bond
Bank loan obligations	$—	$77,755,521	$—	$77,755,521
Corporate bonds	—	1,491,962,166	734,153	1,492,696,319
Government bonds	—	1,439,409,565	—	1,439,409,565
Structured assets	—	1,009,070,274	24,952,672	1,034,022,946
Common stocks	194,231	—	—	194,231
Preferred stocks	—	28,512	—	28,512
Rights / warrants	—	195	—	195
Short-term investments	—	209,784,338	—	209,784,338
Unfunded loan commitment	—	49	—	49
Total	$194,231	$4,228,010,620	$25,686,825	$4,253,891,676
Bond Index
Corporate bonds	$—	$2,087,968,551	$182,447	$2,088,150,998
Government bonds	—	5,810,946,459	—	5,810,946,459
Structured assets	—	180,607,792	—	180,607,792
Short-term investments	—	104,382,421	—	104,382,421
Total	$—	$8,183,905,223	$182,447	$8,184,087,670
Bond Plus
Bank loan obligations	$—	$137,115,967	$—	$137,115,967
Corporate bonds	—	1,245,572,835	6,624,310	1,252,197,145
Government bonds	—	1,686,885,020	—	1,686,885,020
Structured assets	—	546,846,154	41,175,727	588,021,881
Common stocks	777,070	—	—	777,070
Preferred stocks	—	114,048	—	114,048
Rights / warrants	—	758	—	758
Short-term investments	—	256,598,297	—	256,598,297
Currency swap contracts**	—	318,859	—	318,859
Total	$777,070	$3,873,451,938	$47,800,037	$3,922,029,045
High-Yield
Bank loan obligations	$—	$226,356,054	$—	$226,356,054
Corporate bonds	—	3,047,833,879	15,158,370	3,062,992,249
Common stocks	19,575,114	—	—	19,575,114
Preferred stocks	—	1,147,564	—	1,147,564
Rights / warrants	—	7,676	—	7,676
Short-term investments	—	391,508,077	—	391,508,077
Total	$19,575,114	$3,666,853,250	$15,158,370	$3,701,586,734
258

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Short-Term Bond
Bank loan obligations	$—	$51,182,678	$—	$51,182,678
Corporate bonds	—	589,479,468	255,000	589,734,468
Government bonds	—	685,803,962	—	685,803,962
Structured assets	—	382,474,906	21,361,882	403,836,788
Short-term investments	—	65,243,687	—	65,243,687
Futures**	110,568	—	—	110,568
Total	$110,568	$1,774,184,701	$21,616,882	$1,795,912,151
Social Choice Bond
Bank loan obligations	$—	$9,925,187	$1,696,976	$11,622,163
Corporate bonds	—	415,502,666	4,105,065	419,607,731
Government bonds	—	641,296,536	13,079,226	654,375,762
Structured assets	—	157,897,358	14,770,363	172,667,721
Preferred stocks	269,259	—	—	269,259
Short-term investments	—	66,594,570	—	66,594,570
Total	$269,259	$1,291,216,317	$33,651,630	$1,325,137,206

*	For detailed categories, see the accompanying Schedule of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the Schedule of investments.

The following table is a reconcilation of the Funds’ investments in which signaficant unobservable inputs (Level 3) were used in determining value:

	Bond	Bond Plus	High-Yield	Short-Term Bond	Social Choice Bond
Balance as of March 31, 2017	$23,589,257	$42,329,957	$8,780,800	$16,724,758	$25,661,040
Purchases	1,233,908	9,250,000	—	7,175,000	6,791,142
Sales	(6,940,772)	(7,212,262)	—	(2,348,435)	(2,415,014)
Gains (losses)	23,507	22,680	—	(24,605)	(31,509)
Change in unrealized appreciation (depreciation)	123,150	(351,326)	(3,404,800)	90,164	233,623
Transfers out of Level 3	(638,546)	(2,937,078)	—	—	—
Transfers into Level 3	8,296,321	6,698,066	9,782,370	—	3,412,348
Balance as of June 30, 2017	$25,686,825	$47,800,037	$15,158,370	$21,616,882	$33,651,630

The following table summarizes the significant unobservable inputs used to value Level 3 investments in the Funds’ as of June 30, 2017.

Fund	Fair value as of June 30, 2017	Valuation technique	Unobservable input	Range (weighted average)
Bond
Corporate bonds	$734,153	Recent market transaction	Discount	36.8%-65.3% (49.8%)
Structured assets	6,452,606	Broker quote	*
Structured assets	18,500,066	Recent market transaction	†
Total	$25,686,825

Bond Plus
Corporate bonds	$4,500,900	Broker quote	*
Structured assets	23,729,660	Broker quote	*
Corporate bonds	2,123,410	Recent market transaction	Discount	41.3%-70.0% (54.4%)
Structured assets	17,446,067	Recent market transaction	†
Total	$47,800,037

High-Yield
Corporate bonds	$15,158,370	Recent market transaction	Discount	36.8%-70.0% (51.4%)
Total	$15,158,370
259

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Fund	Fair value as of June 30, 2017	Valuation technique	Unobservable input	Range (weighted average)
Short-Term Bond
Corporate bonds	$255,000	Recent market transaction	Discount	66.0% (66.0%)
Structured assets	11,600,250	Broker quote	*
Structured assets	9,761,632	Recent market transaction	†
Total	$21,616,882

Social Choice Bond
Bank loan obligations	$1,696,976	Broker quote	*
Corporate bonds	4,105,065	Broker quote	*
Government bonds	13,079,226	Broker quote	*
Structured assets	12,839,173	Broker quote	*
Structured assets	1,931,190	Recent market transaction	†
Total	$33,651,630

*	Single source broker quote.
†	Recent market transaction refers to the most recent known market transaction.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: Certain Funds are subject to interest rate and foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the bond and foreign exchange markets and to fluctuations in interest and foreign exchange rates. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default.

At June 30, 2017, the Funds held the following open futures contracts:

Fund	Futures contracts	Number of long (short) contracts	Settlement value	Expiration date	Unrealized gain (loss)
Short-Term Bond	US 10YR NOTE (CBT)	(115)	$(14,436,094)	September 2017	$42,836
	US 5YR NOTE (CBT)	(250)	(29,458,984)	September 2017	67,732
Total		(365)	$(43,895,078)		$110,568

Credit default swap contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral) or through a central clearinghouse (centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Funds are required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Funds. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Funds could be required to make under the contract. In return, the Funds receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Funds keep the stream of payments with no payment obligations. When the Funds sell a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Funds.

Certain Funds may also buy credit default swap contracts, in which case the Funds function as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Funds with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Funds as they are entered into with a central clearinghouse which guarantees the swap against default.

260

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Bilateral credit default swaps are valued daily, and any change in the value of the swaps is reflected separately as a change in unrealized appreciation (depreciation). For centrally cleared swaps, initial margin deposits are made, and variation margin payments are made or received reflecting daily changes in the value of the swap contract. Under the terms of the credit default swap contracts, the Funds receive or make quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return.

As of June 30, 2017, the Funds did not have open credit default swaps.

Cross-currency swap agreements: Certain Funds are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use cross-currency swap agreements to gain or mitigate exposure to foreign exchange markets. A cross-currency swap is an agreement between two parties to exchange two different currencies with the understanding that the exchange will be reversed at a later date at specified exchange rates. Currency swaps are usually negotiated with commercial and investment banks. At the inception date of the contract the exchange of currencies takes place at the current spot rate. At maturity, the re-exchange may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Risks may arise upon entering into these contracts from the potential of default by the counterparty and, depending on their terms, may be subject to foreign exchange risk.

At June 30, 2017, the Bond Plus Fund held the following over the counter currency swap contract outstanding:

Currency swap contracts	Counterparty		Notional amount	Expiration date	Unrealized appreciation
Receive Fixed Semi-annual 1.94%	JP Morgan Chase Bank, N.A.	USD	$20,664,870	4/15/19	$318,859
Pay Fixed Semi-annual 0.100%		JPY	2,300,000,000

Abbreviation(s):

JPY Japanese Yen

Forward foreign currency contracts: Certain Funds are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use forward foreign currency contracts (“forwards”), including non-deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the-counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation. The Funds realize gains and losses at the time the forward is closed.

As of June 30, 2017, the Funds did not have open forward foreign currency contracts.

Note 4—affiliated investments

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

	Value at	Purchase	Sales	Realized	Dividend	Withholding	Shares at	Value at
Issue	March 31, 2017	cost	proceeds	gain (loss)	income	expense	June 30, 2017	June 30, 2017
Real Estate Securities Fund
Rexford Industrial Realty, Inc	$90,080,000	$—	$—	$—	$580,000	$—	4,000,000	$109,760,000

Note 5—investments

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

261

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Mortgage dollar roll transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Unfunded loan commitment: The Funds may enter into loan commitments to fund a portion of a delayed-draw term loan facility. The Funds are obligated to fund loan commitments at the borrower’s discretion. The Funds reserve against such contingent obligation by segregating short-term securities or cash. At June 30, 2017, the Bond Fund held an unfunded loan commitment of $9,117.

Net unrealized appreciation (depreciation): At June 30, 2017, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Real Estate Securities	$1,627,803,121	$497,756,814	$(10,050,106)	$487,706,708
Bond	4,229,671,453	48,863,282	(24,643,108)	24,220,174
Bond Index	8,115,084,440	120,994,358	(51,991,128)	69,003,230
Bond Plus	3,900,741,428	50,551,435	(29,582,677)	20,968,758
High-Yield	3,628,324,575	144,587,608	(71,325,449)	73,262,159
Inflation-Linked Bond	2,553,259,856	37,657,839	(19,725,949)	17,931,890
Short-Term Bond	1,797,099,901	5,726,386	(7,024,704)	(1,298,318)
Short-Term Bond Index	242,193,125	96,918	(642,856)	(545,938)
Social Choice Bond	1,320,479,507	12,348,722	(7,691,023)	4,657,699
Tax-Exempt Bond	274,551,915	5,060,157	(2,401,324)	2,658,833
262

Item 2. Controls and procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: August 15, 2017	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: August 15, 2017	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated: August 15, 2017	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer